As filed with the Securities and Exchange Commission on April 12, 2017
1933 Act Registration No. 333-193272
1940 Act Registration No. 811-08517
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 12
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 560
Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln Investor Advantage®
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Kirkland L. Hicks, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Mary Jo Ardington, Esquire
The Lincoln National Life Insurance Company
1300 S. Clinton Street
Fort Wayne, Indiana 46802
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on May 1, 2017, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

Lincoln Investor Advantage® Individual Variable Annuity Contracts
Lincoln Life Variable Annuity Account N
May 1, 2017
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583
This prospectus describes individual flexible premium deferred variable annuity contracts that are issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). Two separate contracts are offered in this prospectus, each of which has different features and charges. You must choose from one of the following contracts:
•	Lincoln Investor Advantage® B-Share
•	Lincoln Investor Advantage® C-Share
In deciding which contract to purchase, you should consider which features are important to you, and the amount of separate account and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
These contracts can be purchased as either nonqualified annuities or qualified retirement annuities under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time or for life subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners.
The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
The minimum initial Purchase Payment for the contract is $10,000. The minimum initial Purchase Payment for C-Share nonqualified contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 90 (subject to additional terms and limitations, and Home Office approval) is $50,000. Additional Purchase Payments may be made to the contract, subject to certain restrictions, and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. Upon advance written notice, we reserve the right to limit, restrict, or suspend Purchase Payments made to the contract.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account.
We offer variable annuity contracts that may offer different investment options, features, and optional benefits. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose
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money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Comstock Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. Equity and Income Fund
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust
ALPS/Alerian Energy Infrastructure Portfolio
ALPS/Red Rocks Listed Private Equity Portfolio
ALPS/Stadion Core ETF Portfolio
(formerly ALPS/Stadion Tactical Defensive Portfolio)
ALPS/Stadion Tactical Growth Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund*
American Funds Insurance Series®
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Capital Income Builder®
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
American Funds Mortgage FundSM
American Funds New World Fund®
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
BlackRock iShares® Alternative Strategies V.I. Fund
Columbia Funds Variable Insurance Trust
Columbia VP Strategic Income Fund
Columbia Funds Variable Insurance Trust II
Columbia VP Commodity Strategy Fund
Columbia VP Emerging Markets Bond Fund
Delaware VIP® Trust
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
(formerly Delaware VIP® Smid Cap Growth Series)
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche Variable Series II
Deutsche Alternative Asset Allocation VIP Portfolio
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Fidelity® VIP Strategic Income Portfolio
First Trust Variable Insurance Trust
First Trust Dorsey Wright Tactical Core Portfolio
First Trust Multi Income Allocation Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Government Money Market Fund*
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Goldman Sachs VIT Strategic Income Fund
Hartford Series Fund, Inc.
Hartford Capital Appreciation HLS Fund
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy Portfolio
Ivy VIP Energy Portfolio
Ivy VIP High Income Portfolio
Ivy VIP Micro Cap Growth Portfolio
Ivy VIP Mid Cap Growth Portfolio
Ivy VIP Science and Technology Portfolio
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio*
JPMorgan Insurance Trust Income Builder Portfolio
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio*
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Large Cap Growth*
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth*
Lincoln Variable Insurance Products Trust
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund

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LVIP American Preservation Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock Multi-Asset Income Fund
LVIP BlackRock Scientific Allocation Fund*
LVIP Clarion Global Real Estate Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Wealth Builder Fund*
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund*
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund*
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio
Lord Abbett Series Fund Developing Growth Portfolio
Lord Abbett Series Fund Short Duration Income Portfolio
MFS® Variable Insurance Trust
MFS® VIT Growth Series
MFS® VIT International Value Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
Morgan Stanley Variable Insurance Fund Inc. (VIF)
Morgan Stanley VIF Global Infrastructure Portfolio
(formerly UIF Global Infrastructure Portfolio)
Oppenheimer Variable Account Funds
Oppenheimer International Growth Fund/VA
Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust
PIMCO VIT All Asset All Authority Portfolio
PIMCO VIT CommodityRealReturn® Strategy Portfolio*
PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Unconstrained Bond Portfolio*
Putnam Variable Trust
Putnam VT Absolute Return 500 Fund
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund
Putnam VT Income Fund
Rydex Variable Trust
Guggenheim VT Long Short Equity
Guggenheim VT Multi-Hedge Strategies
SEI Insurance Products Trust
SEI VP Market Growth Strategy Fund
SEI VP Market Plus Strategy Fund
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund
Virtus Variable Insurance Trust
Virtus Equity Trend Series
Virtus Newfleet Multi-Sector Intermediate Bond Series
(formerly Virtus Multi-Sector Fixed Income Series)
*Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
[1]	Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
[2]	Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
[3]	The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and
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sublicensed for certain purposes by the licensee. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of such parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.

This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
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5

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective (or initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments and withdrawals.
Account Value Death Benefit—Provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Good Order—The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Large Account Credit—The additional amount credited to the contract if a threshold of $1 million of value in your Subaccounts is met.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln Life (we, us, our, Company)—The Lincoln National Life Insurance Company.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract other than Large Account Credits.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Selling Group Individuals—For the B-Share contract, a Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract

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without the assistance of a registered representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us for the products described in this prospectus) and their spouses and minor children.
•	Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
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Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. The premium tax rates range from zero to 5%.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
	B-Share	C-Share
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.0%	N/A
[1]	The surrender charge percentage is reduced over a 5-year period at the following rates: 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. There is no surrender charge for C-Share. See Charges and Other Deductions - Surrender Charge.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for a contract with the Earnings Optimizer Death Benefit.
•	Table D reflects the expenses with both i4LIFE® Advantage and the Earnings Optimizer Death Benefit.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
	B-Share	C-Share
Annual Account Fee:[1]	$35	$35

Separate Account Annual Expenses (as a percentage of daily assets in the Subaccounts):[2]
Account Value Death Benefit
Mortality and Expense Risk Charge	1.00%	1.15%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	1.10%	1.25%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued to Selling Group Individuals.
[2]	The mortality and expense risk charge and administrative charge rates together are 1.10% on and after the Annuity Commencement Date for all contracts. If your Contract Value had reached the $1 million threshold immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.

TABLE B
Expenses for a Contract that has elected i4LIFE® Advantage
	B-Share	C-Share
Annual Account Fee:[1]	$35	$35

i4LIFE® Advantage:[2]
Account Value Death Benefit	1.50%	1.65%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The
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account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued to Selling Group Individuals.
[2]	As a percentage of daily assets in the Subaccounts. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for more information. This charge continues during the Access Period. The i4LIFE® Advantage charge is reduced to 1.50% during the Lifetime Income Period. If your Contract Value had reached the $1 million threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.15%.

TABLE C
Expenses for a Contract with Earnings Optimizer Death Benefit
	B-Share	C-Share
Separate Account Annual Expenses (as a percentage of daily assets in the Subaccounts):[1]
Mortality and Expense Risk Charge	1.00%	1.15%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	1.10%	1.25%

Earnings Optimizer Death Benefit Charge:[2]
Guaranteed Maximum Annual Charge
Age at Issue – 1-69	1.40%	1.40%
Age at Issue – 70-75	1.70%	1.70%
Current Annual Charge
Age at Issue – 1-69	0.40%	0.40%
Age at Issue – 70-75	0.70%	0.70%
[1]	The mortality and expense risk charge and administrative charge together are 1.10% on and after the Annuity Commencement Date for all share classes. If your Contract Value had reached the $1 million threshold immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.
[2]	We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charges are calculated.

TABLE D
Expenses for a Contract that has Elected i4LIFE® Advantage and Earnings Optimizer Death Benefit
	B-Share	C-Share
i4LIFE® Advantage:[1]	1.50%	1.65%

Earnings Optimizer Death Benefit Charge:[2]
Guaranteed Maximum Annual Charge:
Age at Issue – 1-69	1.40%	1.40%
Age at Issue – 70-75	1.70%	1.70%
Current Annual Charge
Age at Issue – 1-69	0.40%	0.40%
Age at Issue – 70-75	0.70%	0.70%
[1]	As a percentage of daily assets in the Subaccounts. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for more information. This charge continues during the Access Period. The i4LIFE® Advantage charge is 1.50% during the Lifetime Income Period for all share classes. If your Contract Value had reached the $1 million threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will reduced by 0.15%.
[2]	We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section below for a discussion of how the charges are calculated.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2016. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
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	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.49%	3.63%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.43%	2.42%
*	Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2018.
The following table shows the expenses charged by each fund for the year ended December 31, 2016:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Small/Mid Cap Value Portfolio - Class B	0.75%		0.25%		0.08%		0.00%		1.08%	0.00%	1.08%
ALPS/Alerian Energy Infrastructure Portfolio - Class III(1)	0.70%		0.25%		0.40%		0.00%		1.35%	-0.05%	1.30%
ALPS/Red Rocks Listed Private Equity Portfolio - Class III(2)	0.90%		0.25%		0.88%		0.85%		2.88%	-0.58%	2.30%
ALPS/Stadion Core ETF Portfolio - Class III(3)	0.50%		0.25%		0.83%		0.18%		1.76%	-0.43%	1.33%
ALPS/Stadion Tactical Growth Portfolio - Class III(4)	0.75%		0.25%		1.32%		0.20%		2.52%	-1.02%	1.50%
American Century VP Balanced Fund - Class II(90)	0.90%		0.25%		0.01%		0.00%		1.16%	-0.09%	1.07%
American Century VP Large Company Value Fund - Class II(90)	0.80%		0.25%		0.01%		0.00%		1.06%	-0.11%	0.95%
American Funds Asset Allocation Fund - Class 4	0.27%		0.25%		0.27%		0.00%		0.79%	0.00%	0.79%
American Funds Blue Chip Income and Growth Fund - Class 4	0.39%		0.25%		0.27%		0.00%		0.91%	0.00%	0.91%
American Funds Capital Income Builder® - Class 4	0.50%		0.25%		0.29%		0.00%		1.04%	0.00%	1.04%
American Funds Global Growth Fund - Class 4	0.53%		0.25%		0.28%		0.00%		1.06%	0.00%	1.06%
American Funds Global Small Capitalization Fund - Class 4	0.70%		0.25%		0.29%		0.00%		1.24%	0.00%	1.24%
American Funds Growth Fund - Class 4	0.33%		0.25%		0.27%		0.00%		0.85%	0.00%	0.85%
American Funds Growth-Income Fund - Class 4	0.27%		0.25%		0.27%		0.00%		0.79%	0.00%	0.79%
American Funds International Fund - Class 4	0.50%		0.25%		0.29%		0.00%		1.04%	0.00%	1.04%
American Funds Mortgage FundSM - Class 4	0.42%		0.25%		0.29%		0.00%		0.96%	0.00%	0.96%
American Funds New World Fund® - Class 4	0.72%		0.25%		0.31%		0.00%		1.28%	0.00%	1.28%
BlackRock Global Allocation V.I. Fund - Class III(5)	0.63%		0.25%		0.24%		0.00%		1.12%	-0.13%	0.99%
BlackRock iShares® Alternative Strategies V.I. Fund - Class III(6)	0.25%		0.25%		0.79%		0.34%		1.63%	-0.39%	1.24%
ClearBridge Variable Aggressive Growth Portfolio - Class II(7)	0.75%		0.25%		0.05%		0.00%		1.05%	0.00%	1.05%
ClearBridge Variable Large Cap Growth Portfolio - Class II(8)	0.75%		0.25%		0.14%		0.00%		1.14%	-0.09%	1.05%
ClearBridge Variable Mid Cap Portfolio - Class II	0.75%		0.25%		0.12%		0.00%		1.12%	0.00%	1.12%
Columbia VP Commodity Strategy Fund - Class 2	0.63%		0.25%		0.11%		0.00%		0.99%	0.00%	0.99%
Columbia VP Emerging Markets Bond Fund - Class 2	0.60%		0.25%		0.15%		0.00%		1.00%	0.00%	1.00%
Columbia VP Strategic Income Fund - Class 2(9)	0.60%		0.25%		0.17%		0.00%		1.02%	0.00%	1.02%
Delaware VIP® Diversified Income Series - Service Class(10)	0.58%		0.30%		0.09%		0.00%		0.97%	-0.05%	0.92%
Delaware VIP® Emerging Markets Series - Service Class(11)	1.25%		0.30%		0.15%		0.00%		1.70%	-0.09%	1.61%
Delaware VIP® REIT Series - Service Class(12)	0.75%		0.30%		0.08%		0.00%		1.13%	-0.05%	1.08%
Delaware VIP® Small Cap Value Series - Service Class(12)	0.72%		0.30%		0.07%		0.00%		1.09%	-0.05%	1.04%
Delaware VIP® Smid Cap Core Series - Service Class(13)	0.74%		0.30%		0.08%		0.00%		1.12%	-0.05%	1.07%
Delaware VIP® U.S. Growth Series - Service Class(12)	0.65%		0.30%		0.09%		0.00%		1.04%	-0.05%	0.99%
Delaware VIP® Value Series - Service Class (12)	0.63%		0.30%		0.07%		0.00%		1.00%	-0.05%	0.95%
Deutsche Alternative Asset Allocation VIP Portfolio - Class B(14)	0.33%		0.25%		0.27%		1.08%		1.93%	-0.32%	1.61%
Eaton Vance VT Floating-Rate Income Fund - Initial Class	0.58%		0.25%		0.36%		0.00%		1.19%	0.00%	1.19%
10

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.55%		0.25%		0.08%		0.00%		0.88%	0.00%	0.88%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2(15)	0.25%		0.25%		0.00%		0.51%		1.01%	-0.15%	0.86%
Fidelity® VIP Growth Portfolio - Service Class 2	0.55%		0.25%		0.09%		0.00%		0.89%	0.00%	0.89%
Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.55%		0.25%		0.08%		0.00%		0.88%	0.00%	0.88%
Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.56%		0.25%		0.12%		0.00%		0.93%	0.00%	0.93%
First Trust Dorsey Wright Tactical Core Portfolio – Class I(16)	0.35%		0.25%		1.53%		0.47%		2.60%	-1.30%	1.30%
First Trust Multi Income Allocation Portfolio - Class I(17)	0.60%		0.25%		1.37%		0.27%		2.49%	-1.39%	1.10%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I(18)	0.60%		0.25%		0.44%		0.00%		1.29%	-0.09%	1.20%
Franklin Founding Funds Allocation VIP Fund - Class 4(19)	0.00%		0.35%		0.11%		0.65%		1.11%	-0.01%	1.10%
Franklin Income VIP Fund - Class 4(20)	0.45%		0.35%		0.02%		0.02%		0.84%	-0.03%	0.81%
Franklin Mutual Shares VIP Fund - Class 4	0.69%		0.35%		0.03%		0.00%		1.07%	0.00%	1.07%
Franklin Rising Dividends VIP Fund - Class 4(20)	0.61%		0.35%		0.02%		0.00%		0.98%	-0.01%	0.97%
Franklin Small Cap Value VIP Fund - Class 4(20)	0.63%		0.35%		0.03%		0.01%		1.02%	-0.02%	1.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 4(20)	0.79%		0.35%		0.05%		0.01%		1.20%	-0.02%	1.18%
Goldman Sachs VIT Government Money Market Fund - Service Shares(21)	0.21%		0.25%		0.09%		0.00%		0.55%	-0.12%	0.43%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares(22)	0.15%		0.15%		2.28%		1.05%		3.63%	-1.96%	1.67%
Goldman Sachs VIT Strategic Income Fund - Advisor Shares(23)	0.60%		0.15%		1.55%		0.03%		2.33%	-1.05%	1.28%
Guggenheim VT Long Short Equity	0.90%		0.00%		1.32%		0.00%		2.22%	0.00%	2.22%
Guggenheim VT Multi-Hedge Strategies(24)	1.19%		0.00%		1.08%		0.19%		2.46%	-0.04%	2.42%
Hartford Capital Appreciation HLS Fund - Class IC	0.63%		0.25%		0.29%		0.00%		1.17%	0.00%	1.17%
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares(25)	0.92%		0.25%		0.20%		0.13%		1.50%	-0.45%	1.05%
Invesco V.I. Comstock Fund - Series II Shares(26)	0.56%		0.25%		0.22%		0.01%		1.04%	-0.01%	1.03%
Invesco V.I. Diversified Dividend Fund - Series II Shares(27)	0.48%		0.25%		0.20%		0.02%		0.95%	-0.02%	0.93%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	0.12%		0.25%		0.27%		0.00%		0.64%	0.00%	0.64%
Invesco V.I. Equity and Income Fund - Series II Shares(28)	0.38%		0.25%		0.20%		0.01%		0.84%	-0.01%	0.83%
Invesco V.I. International Growth Fund - Series II Shares(29)	0.71%		0.25%		0.21%		0.01%		1.18%	-0.01%	1.17%
Ivy VIP Asset Strategy Portfolio	0.70%		0.25%		0.06%		0.01%		1.02%	0.00%	1.02%
Ivy VIP Energy Portfolio	0.85%		0.25%		0.09%		0.00%		1.19%	0.00%	1.19%
Ivy VIP High Income Portfolio	0.62%		0.25%		0.05%		0.00%		0.92%	0.00%	0.92%
Ivy VIP Micro Cap Growth Portfolio	0.95%		0.25%		0.14%		0.00%		1.34%	0.00%	1.34%
Ivy VIP Mid Cap Growth Portfolio	0.85%		0.25%		0.05%		0.00%		1.15%	0.00%	1.15%
Ivy VIP Science and Technology Portfolio	0.85%		0.25%		0.07%		0.00%		1.17%	0.00%	1.17%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2(30)	0.40%		0.25%		0.24%		0.01%		0.90%	-0.05%	0.85%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2(31)	0.60%		0.25%		0.61%		0.26%		1.72%	-0.43%	1.29%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2(30)	0.45%		0.25%		0.79%		0.09%		1.58%	-0.65%	0.93%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2(32)	0.65%		0.25%		0.43%		0.00%		1.33%	-0.18%	1.15%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC(33)	0.50%		0.00%		0.43%		0.00%		0.93%	-0.03%	0.90%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC(33)	0.75%		0.00%		0.76%		0.00%		1.51%	-0.61%	0.90%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC(34)	0.35%		0.00%		0.69%		0.00%		1.04%	-0.24%	0.80%
LVIP American Balanced Allocation Fund - Service Class(35)	0.25%		0.35%		0.05%		0.41%		1.06%	-0.05%	1.01%
LVIP American Growth Allocation Fund - Service Class(36)	0.25%		0.35%		0.05%		0.43%		1.08%	-0.05%	1.03%
LVIP American Preservation Fund - Service Class(37)	0.25%		0.35%		0.06%		0.34%		1.00%	-0.10%	0.90%
LVIP Baron Growth Opportunities Fund - Service Class(38)	1.00%		0.25%		0.08%		0.00%		1.33%	-0.12%	1.21%
11

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class(39)	0.72%		0.25%		0.10%		0.01%		1.08%	-0.12%	0.96%
LVIP BlackRock Inflation Protected Bond Fund - Service Class(40)	0.42%		0.25%		0.08%		0.01%		0.76%	0.00%	0.76%
LVIP BlackRock Multi-Asset Income Fund - Service Class(41)	0.68%		0.25%		0.39%		0.34%		1.66%	-0.71%	0.95%
LVIP BlackRock Scientific Allocation Fund - Service Class(42)	0.75%		0.25%		0.26%		0.00%		1.26%	-0.28%	0.98%
LVIP Clarion Global Real Estate Fund - Service Class(43)	0.69%		0.25%		0.09%		0.00%		1.03%	0.00%	1.03%
LVIP Delaware Bond Fund - Service Class(43)	0.31%		0.35%		0.07%		0.00%		0.73%	0.00%	0.73%
LVIP Delaware Diversified Floating Rate Fund - Service Class(44)	0.58%		0.25%		0.08%		0.00%		0.91%	-0.03%	0.88%
LVIP Delaware Social Awareness Fund - Service Class(43)	0.38%		0.35%		0.09%		0.00%		0.82%	0.00%	0.82%
LVIP Delaware Wealth Builder Fund - Service Class(45)	0.75%		0.25%		0.19%		0.00%		1.19%	-0.23%	0.96%
LVIP Dimensional International Core Equity Fund - Service Class(46)	0.75%		0.25%		0.38%		0.00%		1.38%	-0.45%	0.93%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class(47)	0.25%		0.25%		0.08%		0.52%		1.10%	-0.04%	1.06%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class(43)	0.35%		0.35%		0.08%		0.00%		0.78%	0.00%	0.78%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class(48)	0.72%		0.25%		0.09%		0.00%		1.06%	-0.29%	0.77%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class(49)	0.25%		0.25%		0.07%		0.31%		0.88%	0.00%	0.88%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class(50)	0.25%		0.25%		0.06%		0.14%		0.70%	-0.05%	0.65%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class(51)	0.65%		0.25%		0.10%		0.01%		1.01%	0.00%	1.01%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class(52)	0.75%		0.25%		0.74%		0.51%		2.25%	-1.07%	1.18%
LVIP Global Growth Allocation Managed Risk Fund - Service Class(51)	0.25%		0.25%		0.05%		0.42%		0.97%	0.00%	0.97%
LVIP Global Income Fund - Service Class(53)	0.65%		0.25%		0.10%		0.01%		1.01%	-0.07%	0.94%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class(51)	0.25%		0.25%		0.05%		0.44%		0.99%	0.00%	0.99%
LVIP Goldman Sachs Income Builder Fund - Service Class(54)	0.65%		0.25%		0.72%		0.01%		1.63%	-0.62%	1.01%
LVIP Government Money Market Fund - Service Class(43)	0.38%		0.25%		0.09%		0.00%		0.72%	0.00%	0.72%
LVIP JPMorgan High Yield Fund - Service Class(55)	0.63%		0.25%		0.08%		0.00%		0.96%	-0.03%	0.93%
LVIP JPMorgan Retirement Income Fund - Service Class(56)	0.75%		0.25%		0.16%		0.27%		1.43%	-0.46%	0.97%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class(57)	0.71%		0.25%		0.09%		0.01%		1.06%	0.00%	1.06%
LVIP MFS International Growth Fund - Service Class(58)	0.82%		0.25%		0.09%		0.00%		1.16%	-0.10%	1.06%
LVIP MFS Value Fund - Service Class(43)	0.61%		0.25%		0.08%		0.00%		0.94%	0.00%	0.94%
LVIP Mondrian International Value Fund - Service Class(43)	0.68%		0.25%		0.08%		0.00%		1.01%	0.00%	1.01%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class(59)	0.25%		0.35%		0.25%		0.50%		1.35%	-0.15%	1.20%
LVIP PIMCO Low Duration Bond Fund - Service Class(60)	0.50%		0.25%		0.16%		0.00%		0.91%	-0.03%	0.88%
LVIP SSGA Bond Index Fund - Service Class(61)	0.40%		0.25%		0.07%		0.00%		0.72%	-0.12%	0.60%
LVIP SSGA Conservative Structured Allocation Fund - Service Class(62)	0.25%		0.25%		0.08%		0.31%		0.89%	-0.10%	0.79%
LVIP SSGA Developed International 150 Fund - Service Class(63)	0.33%		0.25%		0.09%		0.00%		0.67%	-0.01%	0.66%
LVIP SSGA Emerging Markets 100 Fund - Service Class(64)	0.34%		0.25%		0.14%		0.00%		0.73%	-0.01%	0.72%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class(65)	0.40%		0.25%		0.06%		0.27%		0.98%	-0.10%	0.88%
LVIP SSGA International Index Fund - Service Class(66)	0.40%		0.25%		0.12%		0.00%		0.77%	-0.11%	0.66%
LVIP SSGA International Managed Volatility Fund - Service Class(67)	0.76%		0.25%		0.10%		0.38%		1.49%	-0.61%	0.88%
LVIP SSGA Large Cap 100 Fund - Service Class(68)	0.31%		0.25%		0.07%		0.00%		0.63%	-0.01%	0.62%
LVIP SSGA Mid-Cap Index Fund - Service Class(43)	0.27%		0.25%		0.09%		0.00%		0.61%	0.00%	0.61%
LVIP SSGA Moderate Structured Allocation Fund - Service Class(69)	0.25%		0.25%		0.06%		0.32%		0.88%	-0.10%	0.78%
12

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class(70)	0.25%		0.25%		0.06%		0.33%		0.89%	-0.10%	0.79%
LVIP SSGA S&P 500 Index Fund - Service Class(43)	0.17%		0.25%		0.07%		0.00%		0.49%	0.00%	0.49%
LVIP SSGA Small-Cap Index Fund - Service Class(43)	0.32%		0.25%		0.08%		0.00%		0.65%	0.00%	0.65%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class(71)	0.34%		0.25%		0.10%		0.00%		0.69%	-0.01%	0.68%
LVIP T. Rowe Price Growth Stock Fund - Service Class(43)	0.65%		0.25%		0.07%		0.00%		0.97%	0.00%	0.97%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class(43)	0.70%		0.25%		0.08%		0.00%		1.03%	0.00%	1.03%
LVIP Vanguard Domestic Equity ETF Fund - Service Class(72)	0.25%		0.25%		0.07%		0.08%		0.65%	-0.05%	0.60%
LVIP Vanguard International Equity ETF Fund - Service Class(73)	0.25%		0.25%		0.09%		0.13%		0.72%	-0.05%	0.67%
LVIP Wellington Capital Growth Fund - Service Class(43)	0.69%		0.25%		0.09%		0.00%		1.03%	0.00%	1.03%
LVIP Wellington Mid-Cap Value Fund - Service Class(74)	0.86%		0.25%		0.11%		0.00%		1.22%	-0.07%	1.15%
LVIP Western Asset Core Bond Fund - Service Class(75)	0.45%		0.25%		0.08%		0.02%		0.80%	0.00%	0.80%
MFS® VIT Growth Series - Service Class	0.72%		0.25%		0.04%		0.00%		1.01%	0.00%	1.01%
MFS® VIT International Value Series - Service Class(76)	0.87%		0.25%		0.04%		0.00%		1.16%	-0.01%	1.15%
MFS® VIT Total Return Series - Service Class(77)	0.67%		0.25%		0.04%		0.00%		0.96%	-0.08%	0.88%
MFS® VIT Utilities Series - Service Class	0.73%		0.25%		0.05%		0.00%		1.03%	0.00%	1.03%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II(78)	0.85%		0.25%		0.44%		0.00%		1.54%	-0.42%	1.12%
Oppenheimer International Growth Fund/VA Service Shares(79)	0.95%		0.25%		0.14%		0.00%		1.34%	-0.09%	1.25%
Oppenheimer Main Street Small Cap Fund®/VA Service Shares(80)	0.69%		0.25%		0.12%		0.00%		1.06%	-0.01%	1.05%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class(81)	0.45%		0.25%		0.54%		1.11%		2.35%	-0.06%	2.29%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class(82)	0.74%		0.25%		0.29%		0.14%		1.42%	-0.14%	1.28%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	0.85%		0.25%		0.00%		0.00%		1.10%	0.00%	1.10%
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	0.90%		0.25%		0.01%		0.00%		1.16%	0.00%	1.16%
Putnam VT Absolute Return 500 Fund - Class IB(83)	0.73%		0.25%		0.68%		0.02%		1.68%	-0.51%	1.17%
Putnam VT George Putnam Balanced Fund - Class IB	0.53%		0.25%		0.21%		0.00%		0.99%	0.00%	0.99%
Putnam VT Global Health Care Fund - Class IB	0.63%		0.25%		0.14%		0.00%		1.02%	0.00%	1.02%
Putnam VT Income Fund - Class IB	0.40%		0.25%		0.19%		0.00%		0.84%	0.00%	0.84%
QS Variable Conservative Growth - Class II(84)	0.00%		0.25%		0.13%		0.69%		1.07%	0.00%	1.07%
SEI VP Market Growth Strategy Fund - Class III(85)	0.10%		0.30%		1.04%		0.80%		2.24%	-0.54%	1.70%
SEI VP Market Plus Strategy Fund - Class III(85)	0.10%		0.30%		1.04%		0.85%		2.29%	-0.54%	1.75%
Templeton Foreign VIP Fund - Class 4(86)	0.78%		0.35%		0.04%		0.01%		1.18%	-0.02%	1.16%
Templeton Global Bond VIP Fund - Class 4(87)	0.46%		0.35%		0.07%		0.02%		0.90%	-0.05%	0.85%
Van Eck VIP Global Hard Assets Fund - Class S Shares(88)	1.00%		0.25%		0.05%		0.00%		1.30%	0.00%	1.30%
Virtus Equity Trend Series - Class A Shares(91)	1.00%		0.25%		0.66%		0.02%		1.93%	-0.21%	1.72%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares(89)	0.50%		0.25%		0.24%		0.03%		1.02%	-0.05%	0.97%
(1)	ALPS Advisors, Inc (“the Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of either Class I or Class III shares average daily net assets through April 29, 2018. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(2)	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs and other investment companies. ALPS Advisors, Inc. (the “Adviser”) and Stadion Money Management, LLC (the “Sub-Adviser”) have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.95% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2018. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay
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any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(3)	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs and other investment companies. ALPS Advisors, Inc. (the “Adviser”) and Stadion Money Management, LLC (the “Sub-Adviser”) have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.65% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2018. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(4)	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs and other investment companies. ALPS Advisors, Inc. (the “Adviser”) and Stadion Money Management, LLC (the “Sub-Adviser”) have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2018. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(5)	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% (for Class III Shares) of average daily net assets through April 30, 2018. BlackRock Advisors, LLC has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% (for Class III Shares) of average daily net assets through April 30, 2018. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
(6)	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.90% (for Class III Shares) of average daily net assets through April 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
(7)	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights in the fund's Prospectus and in the fund's shareholder report because the ratios in the financial highlights reflect the fund's operating expenses and do not include acquired fund fees and expenses.
(8)	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed this amount. This arrangement cannot be terminated prior to December 31, 2018 without Board of Trustees' consent.
(9)	“Total annual Fund operating expenses” are higher than “Total gross expenses” shown in the Financial Highlights section of this prospectus because “Total gross expenses” were reduced due to an extraordinary reimbursement of expenses overbilled by a third party.
(10)	Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2017 through May 1, 2018. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.
(11)	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding, in an aggregate amount, 1.36% of the Series’ average daily net assets from May 1, 2017 through May 1, 2018. These fee waivers and expense reimbursements apply only to expenses paid directly by the Series. The waivers and reimbursements may only be terminated by agreement of the Manager and the Series. Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2017 through May 1, 2018. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.
(12)	Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2017 through May 1, 2018. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.
(13)	Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2017 through May 1, 2018 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.
(14)	Through April 30, 2018, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.53% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.08%). The agreement may be terminated with the consent of the fund's Board.
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(15)	FMRC has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2018. In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class 2. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class 2 continue to be sold to unaffiliated insurance companies.
(16)	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Investment Advisor, The Fund's Investment advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% and 1.05%, respectively, of the Fund's average daily assets per year at least until May 1, 2018 (the “Expense Caps”). Because acquired fund fees and expenses are estimated for the current fiscal year, the Advisor will periodically adjust the amount of the fee waiver and expense reimbursement in order to attempt to meet the Expense Caps; however, individual shareholders may experience total net annual fund expenses higher or lower than the Expense Caps depending upon when shares are redeemed and the accuracy of the Advisor's estimates regarding acquired fund fees and expenses. Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund up to three years from the date of the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share or Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding 1.30% and 1.05%, respectively, of the Fund's average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2018 upon 60 days' written notice.
(17)	The Fund's Investment advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of the Fund's average daily assets per year at least until May 1, 2018. Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund up to three years from the date of the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share or Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding 1.20% and 0.95%, respectively, of the Fund's average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2018 upon 60 days' written notice. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Fund's investment advisor, the Fund's investment advisor will waive management fees in the amount of 0.37% of the Fund's average daily net assets until May 1, 2018. The agreement may be terminated by the Trust's Board of Trustees on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2018 upon 60 days' written notice.
(18)	The Fund's Investment advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of the Fund's average daily assets per year at least until May 1, 2018. Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund up to three years from the date of the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share or Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding 1.20% and 0.95%, respectively, of the Fund's average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2018 upon 60 days' written notice.
(19)	The fund's administrator has contractually agreed to waive or assume certain expenses of the fund so that common expenses (excluding Rule 12b-1 fees, acquired fund fees, and certain non-routine expenses) do not exceed .10% until at least April 30, 2018. The fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or “acquired funds”) in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' annualized expenses. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.
(20)	The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund (the “acquired fund”) for the next twelve month period.
(21)	The Investment Adviser has agreed to (i) waive a portion of the management fee equal to 0.045% of the annual contractual rate applicable to the Fund’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) equal on an annualized basis to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund’s “Fee Waivers and Expense Limitation” have been restated to reflect the fee waivers and expense limitation currently in effect.
(22)	The Investment Adviser has agreed to (i) waive all management fees payable by the Portfolio and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets and an amount equal to any management fees it earns as an investment adviser to any of the affiliated money market funds in which the Portfolio invests. These arrangements will remain in effect through at least April 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
(23)	The Investment Adviser has agreed to (i) waive all management fees payable by the Portfolio and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.254% of the Portfolio’s average daily net assets and an amount equal to any management fees it earns as an investment adviser to any of the affiliated money market funds in which the Portfolio invests. These arrangements will remain in effect through at least April 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
(24)	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees.
(25)	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.13% and excluding certain items discussed below) of Series II shares to 1.05% of the Fund’s average daily nets assets (the “expense limit”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
(26)	Invesco has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund
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Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the Fund’s average daily net assets (the “expense limit”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
(27)	Invesco has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. The fee waiver agreement cannot be terminated during its term.
(28)	Invesco has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. The fee waiver agreement cannot be terminated during its term.
(29)	Invesco has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
(30)	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of the average daily net assets. The Portfolio may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
(31)	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.03% of the average daily net assets. The Portfolio may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
(32)	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.15% of the average daily net assets. The Portfolio may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
(33)	For the period May 1, 2017 through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and to reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.90%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.
(34)	For the period from May 1, 2017 through April 30, 2018, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses to an annual rate of 0.80%. This agreement may be terminated only by the approval of the Fund's Board of Directors.
(35)	Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(36)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(37)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(38)	Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver was restated to reflect the current fee waiver of the Fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.06% on the first $250 million of the Fund's average daily net assets; 0.11% on the next $250 million of the Fund's average daily net assets; 0.16% on the next $200 million of the Fund's average daily net assets; 0.17% on the next $50 million of the Fund's average daily net assets; and 0.22% in excess of $750 million of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.96% of the Fund’s average daily net assets for the Standard Class (and 1.21% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(39)	Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln
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Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.11% on the first $750 million of the Fund’s average daily net assets; and 0.15% of the Fund’s average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(40)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Other expenses were restated to reflect the current fee structure of the fund.
(41)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.42% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.36% of the Fund’s average daily net assets for the Standard Class (and 0.61% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Other expenses were restated to reflect the current fee structure of the fund. The Expense Reimbursement was restated to reflect the current expense reimbursement of the Fund.
(42)	Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.73% of the Fund’s average daily net assets for the Standard Class (and 0.98% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Expense Reimbursement was restated to reflect the current expense limitation of the fund.
(43)	Other expenses were restated to reflect the current fee structure of the fund.
(44)	Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.03% on the first $2 billion of the Fund’s average daily net assets; and 0.05% of the Fund’s average daily net assets in excess of $2 billion. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(45)	Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.12% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.71% of the Fund’s average daily net assets for the Standard Class (and 0.96% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(46)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.17% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.68% of the Funds average daily net assets for the Standard Class (and 0.93% for Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund.
(47)	AFFE is based on estimated amounts for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.04% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver was restated to reflect the current fee waiver of the Fund.
(48)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.29% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(49)	AFFE is based on estimated amounts for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Other expenses were restated to reflect the current fee structure of the fund.
(50)	Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(51)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Other expenses were restated to reflect the current fee structure of the fund.
(52)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.43% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.42% of the Fund’s average daily net assets for the Standard Class (and 0.67% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Other expenses were restated to reflect the current fee structure of the fund. AFFE is based on estimated amounts for the current fiscal year. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund.
(53)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.07% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(54)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating
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Expenses (excluding AFFE) exceed 0.75% of the Fund’s average daily net assets for the Standard Class (and 1.00% for the Service Class). The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. The Expense Reimbursement was restated to reflect the current expense reimbursement of the Fund.
(55)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets in excess of $250 million. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(56)	Other expenses were restated to reflect the current fee structure of the fund. AFFE is based on estimated amounts for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.38% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund’s average daily net assets for the Standard Class (and 0.70% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund.
(57)	Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(58)	Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.11% on the first $400 million of the Fund’s average daily net assets; and 0.10% of the Fund’s average daily net assets in excess of $400 million. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(59)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund’s average daily net assets for the Standard Class (and 0.70% for the Service Class). The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Expense Reimbursement was restated to reflect the current expense reimbursement of the Fund.
(60)	Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets in excess of $500 million. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Interest Expense) exceed 0.54% of the Fund’s average daily net assets for the Standard Class (and 0.79% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(61)	Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.08% of the first $500 million of the Fund's average daily net assets; 0.122% on the next $1.5 billion of the Fund's average daily net assets and 0.152% of the Fund’s average daily net assets in excess of $2 billion. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(62)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(63)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.07% of the first $50 million of the Fund's average daily net assets and 0.01% on next $450 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(64)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.065% of the first $50 million of the Fund's average daily net assets and 0.025% on next $50 million of the Fund’s average daily net assets and 0.005% on next $400 million of the Fund’s average daily net assets The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(65)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(66)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.052% on the first $1 billion of the Fund’s average daily net assets; and 0.10% of the Fund’s average daily net assets in excess of $1 billion. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.41% of the Fund’s average daily net assets for the Standard Class (and 0.66% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(67)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.53% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.25% of the Fund’s average daily net assets for the Standard Class (and 0.50% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Expense Reimbursement was restated to reflect the current expense limitation of the fund.
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(68)	Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.08% of the first $50 million of the Fund's average daily net assets and 0.015% on next $450 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(69)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(70)	Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(71)	Other expenses were restated to reflect the current fee structure of the fund. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.065% of the first $50 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(72)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund.
(73)	Other expenses were restated to reflect the current fee structure of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
(74)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.09% of the first $100 million of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.90% of the Fund’s average daily net assets for the Standard Class (and 1.15% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. Other expenses were restated to reflect the current fee structure of the fund. The Fee Waiver was restated to reflect the current fee waiver of the Fund.
(75)	Other expenses were restated to reflect the current fee structure of the fund. Annualized. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
(76)	MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.15% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2018.
(77)	MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.88% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2018.
(78)	The Fund's “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.12%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the “Fund”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
(79)	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expense, Acquired Fund Fees and Expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) to annual rates of 1.25% for Service Shares as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the board.
(80)	After discussions with the Fund's Board, the Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expense, Acquired Fund Fees and Expenses, brokerage commissions, unusual and infrequent extraordinary expenses and certain other Fund expenses) to annual rates of 1.05% for Service Shares as calculated on the daily net assets of the Fund. The Manager has also contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments managed by the Manager or its affiliates. Each of these fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the board.
(81)	PIMCO has contractually agreed, through May 1, 2018, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses.
(82)	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”) to PIMCO. The CRRS Subsidiary pays
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PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place.
(83)	Reflects Putnam Management's contractual obligation to limit certain fund expenses through April 30, 2018. This obligation may be modified or discontinued only with the approval of the Board of Trustees.
(84)	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights in the fund's Prospectus and in the fund's shareholder report because the ratios in the financial highlights reflect the fund's operating expenses and do not include acquired fund fees and expenses.
(85)	AFFE and Other Expenses have been restated to reflect estimated amounts for the current fiscal year. The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund’s Financial Highlights because: (1) the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE; (2) Other Expenses have been restated to reflect estimated amounts for the current fiscal year; and (3) the Fund’s “Total Annual Fund Operating Expenses” have been adjusted to reflect expenses expected to be incurred by the Fund for the current fiscal year. Effective April 30, 2017, the Fund’s administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, AFFE and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.90%. This fee waiver and reimbursement agreement shall remain in effect until April 30, 2018, unless earlier terminated. The agreement may be amended or terminated only with the consent of the Board of Trustees (Board) of SEI Insurance Products Trust (Trust).
(86)	The investment manager has contractually agreed in advance to reduce its fee as a result of the fund's investment in a Franklin Templeton money market fund (the “acquired fund”) for the next 12 month period. Management Fees and other expenses have been restated to reflect increased fees due to a decline in the assets of the Fund as a result of shareholder redemptions.
(87)	The investment manager has contractually agreed in advance to reduce its fee as a result of the fund's investment in a Franklin Templeton money market fund (the “acquired fund”) for the next 12 month period.
(88)	The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund's average daily net assets per year until May 1, 2018. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
(89)	The Trust has entered into an expense limitations agreement (contractual) with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 0.94% of the Series' Class A Shares average net assets. This expense limitation agreement is in place through April 30, 2018. After April 30, 2018, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
(90)	On August 1, 2016, the advisor agreed to waive percentage points indicated of the funds' management fees, and prospectuses were supplemented. At that time, the advisor expected these waivers to continue until July 31, 2017. In January 2017, the advisor agreed to extend the waivers until April 30, 2018 and cannot terminate them prior to such date without the approval of the Board of Directors. The May 1, 2017 prospectuses will reference the new date.
(91)	The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding front-end or contingent deferred sales charges, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.70% of the Series’ Class A Shares average net assets. This expense limitation agreement is in place through April 30, 2018. After April 30, 2018, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the time such reimbursement occurred.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, and that i4LIFE® Advantage with the Earnings Optimizer Death Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$1,383	$2,521	$3,620	$6,400
C-Share	$698	$2,061	$3,382	$6,499
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
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	1 year	3 years	5 years	10 years
B-Share	$683	$2,021	$3,320	$6,400
C-Share	$698	$2,061	$3,382	$6,499
For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Large Account Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? It is an individual variable annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. You may purchase either of the contracts offered in this prospectus: Lincoln Investor Advantage® B-Share or Lincoln Investor Advantage® C-Share. The B-Share contract provides for lower mortality and expense risk charges and has a five-year surrender charge period. The C-Share contract provides for higher mortality and expense risk charges and has no surrender charges. See The Contracts – Contracts Offered in this Prospectus.
This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding availability.
What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Investment Requirements? If you elect the Earnings Optimizer Death Benefit, you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge. There is an administrative charge in addition to the mortality and expense risk charge. See Charges and Other Deductions.
If you withdraw Purchase Payments, you may pay a surrender charge of a certain percentage of the surrendered or withdrawn Purchase Payment, depending upon which contract you have purchased, and how long those payments have been invested in the contract. For purposes of calculating surrender charges, we assume that all withdrawals prior to the fifth anniversary of the B-Share contract come first from Purchase Payments. We may waive surrender charges in certain situations. The C-Share contract does not have a surrender charge. See Charges and Other Deductions – Surrender Charge.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds’ investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
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For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
What Purchase Payments do I make, and how often? Your Purchase Payments are completely flexible, subject to minimum and maximum Purchase Payment amounts. For more information, see The Contracts – Purchase Payments.
Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $5 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
Cumulative additional Purchase Payments after the first rider date anniversary and after the 70th birthday of the oldest Contractowner or Annuitant may not exceed $100,000 each rider year. While the rider is in effect, we reserve the right to limit future Purchase Payments after the 76th birthday of the oldest Contractowner or Annuitant if you elect the Earnings Optimizer Death Benefit and the oldest Contractowner or Annuitant is age 70 or older at the time a Purchase Payment is made, Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts with the Earnings Optimizer Death Benefit for the same Contractowner and/or Annuitant. If the Contract Value is zero, then no additional Purchase Payments will be accepted.
What is the Large Account Credit? The Large Account Credit is a credit you will receive on a quarterly basis when your Contract Value reaches a threshold of $1 million. The amount of the Large Account Credit is calculated as a percentage of the value of the Subaccounts on the quarterly Valuation Date. Large Account Credits are not considered Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What are the Death Benefit options available under my Contract? You may elect the Earnings Optimizer Death Benefit, for an additional charge, that provides a Death Benefit equal to the greater of 1) your current Contract Value, 2) the sum of all Purchase Payments (as adjusted for withdrawals) or 3) the current Contract Value on the date we approve the death claim, plus an amount equal to an Enhancement Rate times the lesser of contract earnings or the earnings limit, as of the date the death claim is approved for payment. The Account Value Death Benefit is also available, which provides a Death Benefit equal to the Contract Value on the date we approve the death claim. See The Contracts – Death Benefits for a complete description of these Death Benefit options.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. During the Access Period, you have access to your Account Value, which means you have a Death Benefit and may surrender the contract or make withdrawals. The charge is imposed only during the i4LIFE® Advantage payout phase.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
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Where may I find more information about Accumulation Unit values? Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value.
Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.
The annual performance of the Subaccounts is based on past performance and does not indicate or represent future performance.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
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You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2016 financial statements of the VAA and the December 31, 2016 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their interests within the funds; processing dividend payments; providing subaccounting services; and forwarding shareholder communications, such as proxies, shareholder reports, tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
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In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds (sometimes called “alternative funds”) expect to invest in (or may invest in some) positions that emphasize alternative investment strategies and/or non-traditional asset classes and, as a result, are subject to the risk factors of those asset classes and/or investment strategies. Some of those risks may include, but are not limited to, general economic risk, geopolitical risk, commodity-price volatility, counterparty and settlement risk, currency risk, derivatives risk, emerging markets risk, foreign securities risk, high yield bond exposure, index investing risk, exchange traded notes risk, industry concentration risk, leveraging risk, real estate investment risk, master limited partnership risk, master limited partnership tax risk, energy infrastructure companies risk, sector risk, short sales risk, direct investments risk, hard assets sectors risk, active trading and “overlay” risks, event driven investing risk, global macro strategies risk, temporary defensive positions and large cash positions. If you are considering investing in alternative investment funds, you should ensure that you understand the complex investment strategies sometimes employed, and be prepared to tolerate the risk of such asset classes. For a complete list of risks, as well as a discussion of risk and investment strategies, please refer to the funds' prospectuses.
Certain of the underlying funds, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares): To seek total return.
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•	Invesco V.I. Comstock Fund (Series II Shares): To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
•	Invesco V.I. Diversified Dividend Fund (Series II Shares): To seek to provide reasonable current income and long-term growth of income and capital.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. Equity and Income Fund (Series II Shares): Both capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Alerian Energy Infrastructure Portfolio (Class III): Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index; a master-feeder fund.
•	ALPS/Red Rocks Listed Private Equity Portfolio (Class III): Maximize total return.
•	ALPS/Stadion Core ETF Portfolio (Class III): Capital appreciation; a fund of funds. (formerly ALPS/Stadion Tactical Defensive Portfolio)
•	ALPS/Stadion Tactical Growth Portfolio (Class III): Long-term capital appreciation; a fund of funds.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
This fund will be available on or about May 22, 2017. Consult your registered representative.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	Asset Allocation Fund (Class 4): High total return (including income and capital gains) consistent with preservation of capital over the long term.
•	Blue Chip Income and Growth Fund (Class 4): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
•	Capital Income Builder® (Class 4): Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
•	Global Growth Fund (Class 4): Long-term growth of capital.
•	Global Small Capitalization Fund (Class 4): Long-term capital growth.
•	Growth Fund (Class 4): Growth of capital.
•	Growth-Income Fund (Class 4): Long-term growth of capital and income.
•	International Fund (Class 4): Long-term growth of capital.
•	Mortgage FundSM (Class 4): To provide current income and preservation of capital.
•	New World Fund® (Class 4): Long-term capital appreciation.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
•	BlackRock iShares® Alternative Strategies V.I. Fund (Class III): Long term growth of capital and risk adjusted returns; a fund of funds.
Columbia Funds Variable Insurance Trust, advised by Columbia Management Investment Advisers, LLC
•	Columbia VP Strategic Income Fund (Class 2): Total return, consisting of current income and capital appreciation.
Columbia Funds Variable Insurance Trust II, advised by Columbia Management Investment Advisers, LLC
•	Columbia VP Commodity Strategy Fund (Class 2): Total return.
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•	Columbia VP Emerging Markets Bond Fund (Class 2): High total return through current income and, secondarily, through capital appreciation.
Delaware VIP® Trust, advised by Delaware Management Company1
•	Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Emerging Markets Series (Service Class): Long-term capital appreciation.
•	REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Small Cap Value Series (Service Class): Capital appreciation.
•	Smid Cap Core Series (Service Class): Long-term capital appreciation. (formerly Smid Cap Growth Series)
•	U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Value Series (Service Class): Long-term capital appreciation.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Eaton Vance Variable Trust, advised by Eaton Vance Management.
•	Eaton Vance VT Floating-Rate Income Fund (Initial Class): To provide a high level of current income.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
•	Fidelity® VIP Strategic Income Portfolio (Service Class 2): High level of current income, and may also seek capital appreciation.
First Trust Variable Insurance Trust, advised by First Trust Advisors L.P.
•	First Trust Dorsey Wright Tactical Core Portfolio (Class I): To provide total return.
•	First Trust Multi Income Allocation Portfolio (Class I): To maximize current income, with a secondary objective of capital appreciation.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Founding Funds Allocation VIP Fund (Class 4): Capital appreciation, with income as a secondary goal.
•	Franklin Income VIP Fund (Class 4): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 4): Capital appreciation; income is a secondary consideration.
•	Franklin Rising Dividends VIP Fund (Class 4): Long-term capital appreciation; preservation of capital is also an important consideration.
•	Franklin Small Cap Value VIP Fund (Class 4): Long-term total return.
•	Franklin Small-Mid Cap Growth VIP Fund (Class 4): Long-term capital growth.
•	Templeton Foreign VIP Fund (Class 4): Long-term capital growth.
•	Templeton Global Bond VIP Fund (Class 4): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset Management, L.P.
•	Goldman Sachs VIT Government Money Market Fund (Service Shares): Seeks maximum current income through investment in U.S. short-term debt obligations.
This fund is not available in contracts issued on or after January 9, 2017.
•	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares): Long-term growth of capital; a fund of funds.
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•	Goldman Sachs VIT Strategic Income Fund (Advisor Shares): To seek total return comprised of income and capital appreciation.
Hartford Series Fund, Inc., advised by Hartford Funds Management Company, LLC.
•	Hartford Capital Appreciation HLS Fund (Class IC): Growth of capital.
Ivy Variable Insurance Portfolios, advised by Waddell & Reed Investment Management Company.
•	Ivy VIP Asset Strategy Portfolio: Total return.
•	Ivy VIP Energy Portfolio: Capital growth and appreciation.
•	Ivy VIP High Income Portfolio: To seek to provide total return through a combination of high current income and capital appreciation.
•	Ivy VIP Micro Cap Growth Portfolio: Growth of capital.
•	Ivy VIP Mid Cap Growth Portfolio: Growth of capital.
•	Ivy VIP Science and Technology Portfolio: Growth of capital.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return. This fund is not available in contracts issued on or after January 9, 2017.
•	JPMorgan Insurance Trust Income Builder Portfolio (Class 2): Maximize income while maintaining prospects for capital appreciation.
•	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (Class 2): To seek long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
This fund will be liquidating on or about May 19, 2017.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC
•	ClearBridge Variable Aggressive Growth Portfolio (Class II): Capital appreciation.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital. This fund will be available on or about May 22, 2017. Consult your registered representative.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income. This fund will be available on or about May 22, 2017. Consult your registered representative.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Balanced Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP American Growth Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP American Preservation Fund (Service Class): Current income, consistent with the preservation of capital; a fund of funds.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock Multi-Asset Income Fund (Service Class): To maximize current income; capital appreciation is a secondary objective; a fund of funds.
•	LVIP BlackRock Scientific Allocation Fund (Service Class): Total return. This fund will be available on or about May 22, 2017. Consult your registered representative.
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP Delaware Bond Fund (Service Class)[1]: Maximum current income (yield) consistent with a prudent investment strategy.
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•	LVIP Delaware Diversified Floating Rate Fund (Service Class)[1]: Total return.
•	LVIP Delaware Social Awareness Fund (Service Class)[1]: To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)[1]: To provide a responsible level of income and the potential for capital appreciation.
This fund will be available on or about May 22, 2017. Consult your registered representative.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.
•	LVIP Government Money Market Fund (Service Class): Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation. This fund will be available on or about May 22, 2017. Consult your registered representative.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
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•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return. This fund will be available on or about May 22, 2017. Consult your registered representative.
Lord Abbett Series Fund, Inc., advised by Lord, Abbett & Co. LLC
•	Lord Abbett Series Fund Bond Debenture Portfolio (Class VC): To seek high current income and the opportunity for capital appreciation to produce a high total return.
•	Lord Abbett Series Fund Developing Growth Portfolio (Class VC): Long-term growth of capital.
•	Lord Abbett Series Fund Short Duration Income Portfolio (Class VC): To seek high level of income consistent with preservation of capital.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	Growth Series (Service Class): Capital appreciation.
•	International Value Series (Service Class): Capital appreciation.
•	Total Return Series (Service Class): Total return.
•	Utilities Series (Service Class): Total return.
Morgan Stanley Variable Insurance Fund, Inc. (VIF), advised by Morgan Stanley Investment Management, Inc.
•	Morgan Stanley VIF Global Infrastructure Portfolio (Class II): To seek both capital appreciation and current income. (formerly UIF Global Infrastructure Portfolio)
Oppenheimer Variable Account Funds, advised by Oppenheimer Funds, Inc.
•	Oppenheimer International Growth Fund/VA (Service Shares): Capital appreciation.
•	Oppenheimer Main Street Small Cap Fund®/VA (Service Shares): Capital appreciation.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT All Asset All Authority Portfolio (Advisor Class): Maximum real return, consistent with preservation of real capital and prudent investment management; a fund of funds.
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
This fund is not available in contracts issued on or after January 9, 2017.
•	PIMCO VIT Emerging Markets Bond Portfolio (Advisor Class): To seek maximum total return, consistent with preservation of capital and prudent investment management.
This fund is not available in contracts issued on or after January 9, 2017.
•	PIMCO VIT Unconstrained Bond Portfolio (Advisor Class): To seek maximum long-term return, consistent with preservation of capital and prudent investment management.
This fund is not available in contracts issued on or after January 9, 2017.
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Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Absolute Return 500 Fund (Class IB): To seek to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years) regardless of market conditions.
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation.
•	Putnam VT Income Fund (Class IB): High current income consistent with what the manager believes to be prudent risk.
Rydex Variable Trust, advised by Security Investors, LLC.
•	Guggenheim VT Long Short Equity: Long-term capital appreciation.
•	Guggenheim VT Multi-Hedge Strategies: To seek long-term capital appreciation with less risk than traditional equity funds.
SEI Insurance Products Trust, advised by SEI Investments Management Corporation.
•	SEI VP Market Growth Strategy Fund (Class III): To seek capital appreciation; a fund of funds.
•	SEI VP Market Plus Strategy Fund (Class III): Long-term capital appreciation; a fund of funds.
VanEck VIP Trust, advised by Van Eck Associates Corporation.
•	VanEck VIP Global Hard Assets Fund (Class S Shares): Long-term capital appreciation by investing primarily in hard asset securities; a fund of funds.
Virtus Variable Insurance Trust, advised by Virtus Investment Advisers, Inc.
•	Virtus Equity Trend Series (Class A Shares): Long-term capital appreciation; a fund of funds.
•	Virtus Newfleet Multi-Sector Intermediate Bond Series (Class A Shares): Long-term total return. (formerly Virtus Multi-Sector Fixed Income Series)
1	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
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Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge;
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change);
•	the risk that Death Benefits paid will exceed the actual Contract Value.
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected (if applicable) may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply a charge to the daily asset value of the Subaccounts based on which contract you choose. Those charges are equal to an annual rate of:
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Account Value Death Benefit
B-Share:
Mortality and expense risk charge	1.00%
Administrative charge	0.10%
Total annual charge for each Subaccount	1.10%
C-Share:
Mortality and expense risk charge	1.15%
Administrative charge	0.10%
Total annual charge for each Subaccount	1.25%
Surrender Charge
For B-Share contracts only, a surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	7%	6%	5%	4%	3%	0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the fifth anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount. The free amount is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments (this does not apply upon surrender of the contract);
•	Purchase Payments used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE® Advantage option;
•	A surrender or withdrawal of any Purchase Payments, as a result of permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner. For contracts issued in the state of New Jersey, a different definition of permanent and total disability applies
•	A surviving spouse, at the time he or she assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments, as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness of the Contractowner. Diagnosis of a terminal illness must be after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner or Annuitant;
•	Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE® Advantage option;
•	Regular Income Payments made under i4LIFE® Advantage or periodic payments made under any Annuity Payout option made available by us ;
•	A surrender of the contract or a withdrawal of a Contract Value from contracts issued to Selling Group Individuals.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the fifth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted.
3.	On or after the fifth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
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•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and Large Account Credits, if any, until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted.
We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. This fee will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender). There is no account fee on contracts issued to Selling Group Individuals (applicable to B-Share contracts only).
Rider Charges
Earnings Optimizer Death Benefit Charge. The current charge rate for the Earnings Optimizer Death Benefit is based on the oldest Contractowner’s or Annuitant’s age at the time the rider is elected, according to the following table:
Age at Issue	Current Annual Rate
1 – 69	0.40%
70 – 75	0.70%
The guaranteed maximum charge rate for the Earnings Optimizer Death Benefit is based on the oldest Contractowner’s or Annuitant’s age at the time the rider is elected, according to the following table:
Age at Issue	Guaranteed Maximum Annual Rate
1 – 69	1.40%
70 – 75	1.70%
We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. The quarterly charge equals the quarterly charge rate multiplied by the greater of the Contract Value on the Valuation Date the charge is deducted, or the sum of all Purchase Payments as adjusted for withdrawals (such result will never be less than zero). Withdrawals reduce the sum of all Purchase Payments in the same proportion that withdrawals reduce the Contract Value. Regular Income Payments under i4LIFE® Advantage do not reduce the sum of all Purchase Payments for determining the charge. The deduction of the charge will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the charge is assessed. The Separate Account Annual Expenses also apply for the Account Value Death Benefit will also apply.
The charge rate may not change prior to the 20th rider date anniversary; thereafter, the charge may change every year. Any increase or decrease will be effective on the rider anniversary date, subject to the Guaranteed Maximum Annual Rate above. We will notify you in writing of such an increase or decrease. A portion of the charge, based on the number of days the death benefit was in effect that quarter, will be deducted upon surrender of the contract or the election of any Annuity Payout option (except i4LIFE® Advantage). The charge will not be deducted upon death.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals.
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The annual i4LIFE® Advantage charge rate is:
	B-Share	C-Share
Account Value Death Benefit	1.50%	1.65%
During the Lifetime Income Period, the rate for all share classes is 1.50%. This rate consists of a mortality and expense risk and administrative charge. These charge rates replace the Separate Account Annual Expenses for the base contract. If your Contract Value had reached the $1 million threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.15% during the Lifetime Income Period. If i4LIFE® Advantage is elected at issue of the contract, i4LIFE® Advantage and the charge will begin on the contract’s effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
For purchasers of the Earnings Optimizer Death Benefit who have elected i4LIFE® Advantage, the charge for the Earnings Optimizer Death Benefit will be in addition to the charge for the i4LIFE® Advantage.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.
Other Charges and Deductions
The mortality and expense risk and administrative charge of 1.10% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges. If your Contract Value had reached the $1 million threshold immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees,
•	for B-Share contracts only, the issue of a new Lincoln Investor Advantage® contract with the proceeds from the surrender of an existing Lincoln variable annuity contract, if available in your state, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Contracts Offered in this Prospectus
This prospectus describes two separate annuity contracts:
•	Lincoln Investor Advantage® B-Share
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•	Lincoln Investor Advantage® C-Share
Each contract offers you the Account Value Death Benefit, the Earnings Optimizer Death Benefit, i4LIFE® Advantage and any of the payout options described in this prospectus. Each contract has its own mortality and expense risk charge and if applicable, surrender charge. In deciding what contract to purchase, you should consider the amount of mortality and expense risk and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase an optional benefit, you should consider the desirability of the benefit relative to its additional cost and to your needs.
Optional benefits are described later in this prospectus. You should check with your registered representative regarding availability.
Lincoln Investor Advantage® B-Share
The B-Share annuity contract has a total mortality and expense risk and administrative charge of 1.10%. It has a declining five-year surrender charge on each Purchase Payment. The Earnings Optimizer Death Benefit and i4LIFE® Advantage are available for an additional charge.
Lincoln Investor Advantage® C-Share
The C-Share annuity contract has a total mortality and expense risk and administrative charge of 1.25%. The surrender charge does not apply to the C-Share contract. The DCA fixed account is not available on the C-Share contract. The Earnings Optimizer Death Benefit and i4LIFE® Advantage are available for an additional charge.
Since the B-Share contract has a surrender charge period, it offers less liquidity than the C-Share contract. The C-Share contract has no surrender charge, and offers greater liquidity than the B-Share contract, but has higher total separate account annual expenses. The B-Share contract may be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw Contract Value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost contract. The C-Share contract may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount soon after purchasing the contract, and is willing to pay a higher mortality and expense risk charge.
Determination of the appropriate balance between accessing your Contract Value and the impact of the mortality and expense risk charge on your Contract Value are important factors to consider. You should consider discussing the benefits and costs of the different share classes with your registered representative.
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86 (or for C-Share nonqualified contracts only, under age 91, if i4LIFE® Advantage is elected, subject to additional terms and limitations and Home Office approval). If the Earnings Optimizer Death Benefit is elected, the oldest Contractowner, joint owner (if applicable), or Annuitant must be under age 76. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
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Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. A registered representative or tax advisor should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum for Selling Group Individuals is $1,500 (applicable to B-Share contracts only). The minimum initial Purchase Payment for nonqualified C-Share contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 90 (subject to additional terms and limitations and Home Office approval) is $50,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $5 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
Cumulative additional Purchase Payments after the first rider date anniversary and after the 70th birthday of the oldest Contractowner or Annuitant may not exceed $100,000 each rider year. While the rider is in effect, we reserve the right to limit future Purchase Payments after the 76th birthday of the oldest Contractowner or Annuitant if you elect the Earnings Optimizer Death Benefit and the oldest Contractowner or Annuitant is age 70 or older at the time a Purchase Payment is made, Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts with the Earnings Optimizer Death Benefit for the same Contractowner and/or Annuitant. If the Contract Value is zero, then no additional Purchase Payments will be accepted.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments over a long period of time.
Large Account Credit
Contractowners will receive a Large Account Credit when your Contract Value reaches a threshold of $1 million. During the first Contract Year, the Large Account Credit will apply if either the cumulative Purchase Payments (decreased by withdrawals taken since the contract effective date or Regular Income Payments under i4LIFE® Advantage) or the Contract Value (or Account Value under i4LIFE® Advantage) is equal to or greater than $1 million on the quarterly Valuation Date. The amount of the Large Account Credit during the first Contract Year will be calculated by multiplying the greater of: 1) the amount of cumulative Purchase Payments (less any withdrawals since the contract effective date or Regular Income Payments under i4LIFE® Advantage); or 2) the value of the Subaccounts at the time of the credit, by 0.15% (0.0375% quarterly).
After the first Contract Year anniversary, the Large Account Credit will apply if the Contract Value (or Account Value under i4LIFE® Advantage) equals or exceeds $1 million on the quarterly Valuation Date. The amount of the Large Account Credit will be calculated by multiplying the value of the Subaccounts at the time of the credit by 0.15% (0.0375% quarterly).
The Large Account Credit will be allocated to the Subaccounts in proportion to the Contract Value (or Account Value under i4LIFE® Advantage) in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this Large Account
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Credit, and in no case will the Large Account Credit be less than zero. The amount of any Large Account Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. Large Account Credits are not considered Purchase Payments.
The Large Account Credit will end on the Annuity Commencement Date or when the Lifetime Income Period begins under i4LIFE® Advantage.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20.
If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time) we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order at or after market close we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer at or after market close then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of
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Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging or portfolio rebalancing programs elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
After the first 30 days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
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In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA,
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including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Nonqualified contracts may not be collaterally assigned. Assignments may have an adverse impact on your Death Benefits and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 (or for C-Share nonqualified contracts only, under age 91, subject to additional terms and limitations and Home Office approval) as of the effective date of the change. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account
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in the same proportion that the amount of withdrawal bears to the total Contract Value. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.
There may be charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS) and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office. Once we are notified of a pending death claim, these services will stop. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form by calling our Home Office, or by other electronic means. The DCA fixed account is only available for new Purchase Payments. You may not allocate any other Contract Value to the DCA fixed account. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over time any period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to be DCA’d will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. See Charges and Other Deductions – Surrender Charge. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is available for amounts allocated to the fixed account.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable account Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. The fixed account is not available for portfolio rebalancing.
Only one of the two additional services (DCA and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and portfolio rebalancing running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
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Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
All references below to “Contract Value” include Account Value if i4LIFE® Advantage is in effect.
Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Earnings Optimizer Death Benefit. The amount of the Death Benefit payable under this rider is the greatest of the following amounts:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by all withdrawals (including additional withdrawals under i4LIFE® Advantage) in
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the same proportion that withdrawals reduce the Contract Value. Regular Income Payments under i4LIFE® Advantage reduce the sum of all Purchase Payments on a dollar for dollar basis; or
•	the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate multiplied by the lesser of:
•	the contract earnings; or
•	the earnings limit.
Note: If there are no contract earnings, the Enhancement Rate will not apply to Death Benefit amounts. However, there will always be at least a Contract Value death benefit.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more that the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The Enhancement Rate is 40% for all Contractowners.
Contract earnings equal:
•	the current Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•	the sum of all Purchase Payments, decreased by withdrawals as of the date of death (including additional withdrawals under i4LIFE® Advantage) in the same proportion that withdrawals reduce the Contract Value (such result will never be less than zero). Regular Income Payments under i4LIFE® Advantage reduce the sum of all Purchase Payments on a dollar for dollar basis (such result will never be less than zero).
The earnings limit equals 200% (as of the date of death) of:
•	the sum of all Purchase Payments, decreased by withdrawals (including additional withdrawals under i4LIFE® Advantage) in the same proportion that withdrawals reduce the Contract Value (such result will never be less than zero). Regular Income Payments under i4LIFE® Advantage do not reduce the sum of all Purchase Payments.
Availability. The Earnings Optimizer Death Benefit may not be available in all states. Please check with your registered representative regarding availability. The Earnings Optimizer Death Benefit is available for both qualified and nonqualified contracts, and can only be elected at the time the contract is purchased. If elected, the rider will be effective on the contract’s effective date. The oldest Contractowner, joint owner (if applicable), or Annuitant must be under age 76 at the time of election.
If you elect the Earnings Optimizer Death Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. See The Contracts – Investment Requirements.
The Earnings Optimizer Death Benefit may not be terminated unless you surrender the contract. In addition, the rider will terminate:
1.	on the Annuity Commencement Date;
2.	on the date the Lifetime Income Period begins under i4LIFE® Advantage;
3.	upon payment of a Death Benefit under the Earnings Optimizer Death Benefit; or
4.	at any time all Contractowners or Annuitants are changed, except when a surviving spouse elects to continue the contract as the new Contractowner without taking the increase in Contract Value, as described below.
If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Earnings Optimizer Death Benefit rider and charge will terminate, and the spouse will have the Account Value Death Benefit.
Alternatively, if the surviving spouse elected to continue the contract as the new Contractowner without taking the increase in Contract Value described above, the spouse may continue the Earnings Optimizer Death Benefit with no change in the way it is calculated. The rider charge rate that was in effect immediately prior to the death will continue to apply.
General Death Benefit Information
Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may
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continue the contract as sole Contractowner. Upon the death of the spouse who continued the contract, we will pay the Contract Value Death Benefit to the designated Beneficiary(s) unless Earnings Optimizer Death Benefit is in effect as described above.
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Home Office.
Investment Requirements
If you elect the Earnings Optimizer Death Benefit, you will be subject to Investment Requirements. These Investment Requirements will apply for the entire time your contract is in force. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected this Death Benefit.
We have divided the Subaccounts of your contract into groups and have specified the maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Some investment options are not available to you if you purchase this rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
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You can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the LVIP PIMCO Low Duration Bond Fund as the default investment option, or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe these modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors, including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.
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At this time, the Subaccount groups are as follows:
Group 1 – Unlimited Subaccounts You may allocate 100% of your Contract Value or Account Value among the available Subaccounts	Group 2 – Limited Subaccounts Investments cannot exceed 20% of Contract Value or Account Value	Group 3 – Unavailable Subaccounts These funds are not available if you have elected the Earnings Optimizer Death Benefit
All other Subaccounts except those in Group 2 – Limited Subaccounts and Group 3 – Unavailable Subaccounts	ALPS/Red Rocks Listed Private Equity Portfolio
ALPS/Stadion Core ETF Portfolio
American Funds New World Fund
Delaware VIP® Emerging Markets Series
Deutsche Alternative Asset Allocation VIP Portfolio
Eaton Vance VT Floating-Rate Income Fund
First Trust Multi-Income Allocation Portfolio
Guggenheim VT Multi-Hedge Strategies
Invesco V.I. Balanced-Risk Allocation Fund
Ivy VIP Asset Strategy Portfolio
Ivy VIP Energy Portfolio
Ivy VIP Science and Technology Portfolio
LVIP Clarion Global Real Estate Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Income Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilites Series
Morgan Stanley VIF Global Infrastructure Portfolio
PIMCO VIT All Asset All Authority Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
Putnam VT Absolute Return 500 Fund
Putnam VT Global Health Care Fund
Templeton Global Bond VIP Fund
Transparent Value Directional Allocation VI PortfolioVirtus Equity Trend Series	ALPS/Alerian Energy Infrastructure Portfolio
BlackRock iShares® Alternative Strategies V.I. Fund
Columbia VP Commodity Strategy Fund
Columbia VP Emerging Markets Bond Fund
Columbia VP Strategic Income Fund
Delaware VIP® REIT Series
First Trust Dorsey Wright Tactical Core Portfolio
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Goldman Sachs VIT Strategic Income Fund
Guggenheim VT Long Short Equity
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Unconstrained Bond Portfolio
VanEck VIP Global Hard Assets Fund
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE® Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE® Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a written request to our Home Office. When you elect i4LIFE® Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
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i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
When you elect i4LIFE® Advantage, you will receive a Death Benefit. The Earnings Optimizer Death Benefit is available in conjunction with i4LIFE® Advantage, however, the Earnings Optimizer Death Benefit must be elected at the time the contract is purchased, regardless of when i4LIFE® Advantage is elected. An additional charge for i4LIFE® Advantage will apply. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts – i4LIFE® Advantage Death Benefit.
Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for nonqualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE® Advantage. The minimum Access Period to elect i4LIFE® Advantage if the Earnings Optimizer Death Benefit is in effect is the greater of 20 years or the difference between your current age and age 90. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the Assumed Investment Return (AIR). These choices will influence the amount of your Regular Income Payments.
If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the AIR. AIR rates of 3%, 4%, 5%, or 6% may be available. Certain states limit the availability of 5% or 6% AIR. See your registered representative for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Regular Income Payments are not subject to any applicable surrender charges. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
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The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
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Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefit
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim.
Earnings Optimizer Death Benefit. The Earnings Optimizer Death Benefit is available in conjunction with i4LIFE® Advantage, however, the Earnings Optimizer Death Benefit must be elected at the time the contract is purchased, regardless of when i4LIFE® Advantage is elected. Refer to the description of Earnings Optimizer Death Benefit in the Death Benefit Section of this prospectus. All other provisions of this section will apply to Earnings Optimizer Death Benefit with i4LIFE® Advantage.
General Death Benefit Provisions. Following the Access Period, there is no Death Benefit. The Death Benefit also terminates when the Account Value equals zero, because the Access Period terminates.
On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments will be recalculated. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.
Termination. For IRA contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the Separate Annual Expenses for the Account Value Death Benefit will resume. If you have elected Earnings Optimizer Death Benefit, that charge will also resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
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Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
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General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	The Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	The annuity tables contained in the contract;
•	The annuity option selected; and
•	The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for the Death Benefit Rider and i4LIFE® Advantage are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See the Charges and Other Deductions section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Living Benefit Riders section in this prospectus for more information.
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.
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ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your registered representative for further information.
Small Contract Surrenders
We may surrender your contract, in accordance with the laws of your state if:
•	your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
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Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.25% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 6.25% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.25% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 6.25% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2016 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of
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the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, Large Account Credits if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
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Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Large Account Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Large Account Credits and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the Purchase Payments into the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal.
Taxation Of Annuity Payouts, Including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase
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Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner’s Purchase Payments in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types
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of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is
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any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such
59

tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No applicable surrender charges will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
60

State Regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of Large Account Credits, if applicable;
•	any rebalancing event under Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging or AWS; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's
61

operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
62

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63

Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln Investor Advantage®
Lincoln Life Variable Annuity Account N

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln Investor Advantage®.
(Please Print)
Name:

Address:

City

State

Zip

Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.
64

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
B-Share
	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Small/Mid Cap Value
2014	19.082	19.250	20
2015	19.250	17.955	91
2016	17.955	22.161	152
ALPS/Alerian Energy Infrastructure
2014	10.738	10.270	104
2015	10.270	6.305	217
2016	6.305	8.781	385
ALPS/Stadion Tactical Defensive
2014	10.268	10.515	42
2015	10.515	9.428	380
2016	9.428	10.333	209
Alps|Red Rocks Listed Private Property Equity
2015	10.162	9.182	113
2016	9.182	9.805	227
Alps|Stadion Tactical Growth
2015	10.082	9.440	70
2016	9.440	10.198	155
American Century VP Balanced
2016	10.006	10.424	51
American Funds Asset Allocation
2014	10.224	10.314	318
2015	10.314	10.317	2564
2016	10.317	11.140	4110
American Funds Blue Chip Income and Growth
2014	10.353	10.916	136
2015	10.916	10.450	561
2016	10.450	12.248	944
American Funds Capital Income Builder®
2014	10.066	9.869	158
2015	9.869	9.586	614
2016	9.586	9.840	1289
American Funds Corporate Bond
2016	N/A	N/A	N/A
American Funds Global Growth
2014	10.504	10.284	106
2015	10.284	10.852	710
2016	10.852	10.773	890
American Funds Global Small Capitalization
2014	10.413	10.089	67
2015	10.089	9.977	238
2016	9.977	10.050	319
American Funds Growth
2014	10.461	10.721	297
2015	10.721	11.302	1584
2016	11.302	12.208	2481

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Growth-Income
2014	10.421	10.658	147
2015	10.658	10.669	958
2016	10.669	11.740	1451
American Funds International
2014	10.100	9.523	142
2015	9.523	8.971	612
2016	8.971	9.159	888
American Funds Mortgage(SM)
2014	10.044	10.138	5
2015	10.138	10.190	127
2016	10.190	10.281	159
American Funds New World®
2014	10.406	9.079	135
2015	9.079	8.677	609
2016	8.677	9.014	871
BlackRock Global Allocation V.I.
2014	15.179	14.904	193
2015	14.904	14.593	1091
2016	14.593	14.983	1302
BlackRock iShares Alternative Strategies V.I.
2015	9.733	9.389	24
2016	9.389	9.864	108
ClearBridge Variable Aggressive Growth
2014	10.795	11.147	324
2015	11.147	10.811	1224
2016	10.811	10.793	1223
ClearBridge Variable Mid Cap
2014	10.308	10.577	52
2015	10.577	10.669	299
2016	10.669	11.513	302
Delaware VIP® Diversified Income
2014	15.555	15.534	109
2015	15.534	15.158	370
2016	15.158	15.484	863
Delaware VIP® Emerging Markets
2014	12.090	10.414	59
2015	10.414	8.778	130
2016	8.778	9.870	252
Delaware VIP® REIT
2014	14.012	15.379	73
2015	15.379	15.747	262
2016	15.747	16.449	463
Delaware VIP® Small Cap Value
2014	17.621	17.624	53
2015	17.624	16.305	187
2016	16.305	21.140	424
Delaware VIP® Smid Cap Growth
2014	20.338	21.991	13
2015	21.991	23.340	99
2016	23.340	24.935	208
Delaware VIP® U.S. Growth
2014	18.536	19.604	15
2015	19.604	20.374	53
2016	20.374	19.044	58
Delaware VIP® Value
2014	16.508	16.954	118
2015	16.954	16.661	343
2016	16.661	18.839	580

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Deutsche Alternative Asset Allocation VIP
2014	13.850	13.478	18
2015	13.478	12.459	58
2016	12.459	12.937	86
Eaton Vance VT Floating-Rate Income
2014	10.045	9.910	72
2015	9.910	9.703	260
2016	9.703	10.456	433
Fidelity® VIP Contrafund®
2014	16.524	17.250	82
2015	17.250	17.132	399
2016	17.132	18.255	718
Fidelity® VIP Growth
2014	17.471	17.769	68
2015	17.769	18.788	226
2016	18.788	18.684	471
Fidelity® VIP Mid Cap
2014	17.584	17.783	71
2015	17.783	17.302	290
2016	17.302	19.154	512
Fidelity® VIP Strategic Income
2015	9.897	9.477	65
2016	9.477	10.125	390
First Trust Dorsey Wright Tactical Core
2016	9.369	9.821	93
First Trust Multi-Income Allocation
2014	10.228	10.332	27
2015	10.332	9.889	111
2016	9.889	10.690	153
First Trust/Dow Jones Dividend and Income Allocation
2014	10.108	10.609	49
2015	10.609	10.503	246
2016	10.503	11.607	555
Franklin Founding Funds Allocation VIP
2014	10.245	9.726	80
2015	9.726	9.019	266
2016	9.019	10.073	328
Franklin Income VIP
2014	10.256	9.747	446
2015	9.747	8.952	874
2016	8.952	10.082	1194
Franklin Mutual Shares VIP
2014	10.370	10.162	44
2015	10.162	9.543	125
2016	9.543	10.943	203
Franklin Rising Dividends VIP
2014	10.155	10.554	121
2015	10.554	10.047	444
2016	10.047	11.520	765
Franklin Small Cap Value VIP
2014	10.301	9.848	57
2015	9.848	9.008	126
2016	9.008	11.593	299
Franklin Small-Mid Cap Growth VIP
2014	10.380	10.718	27
2015	10.718	10.307	93
2016	10.307	10.606	154

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Goldman Sachs VIT Government Money Market
2014	9.982	9.930	394
2015	9.930	9.822	1164
2016	9.822	9.719	2163
Goldman Sachs VIT Multi-Strategy Alternatives
2014	10.085	9.756	45
2015	9.756	9.177	173
2016	9.177	9.102	157
Goldman Sachs VIT Strategic Income
2014	9.968	9.822	37
2015	9.822	9.496	163
2016	9.496	9.462	187
Guggenheim VT Long Short Equity
2014	10.114	10.509	13
2015	10.509	10.525	145
2016	10.525	10.478	181
Guggenheim VT Multi-Hedge Strategies
2014	10.062	10.370	31
2015	10.370	10.446	135
2016	10.446	10.282	228
Hartford Capital Appreciation HLS
2014	10.378	10.435	84
2015	10.435	10.375	284
2016	10.375	10.773	357
Invesco V.I. Balanced-Risk Allocation
2014	10.259	10.180	48
2015	10.180	9.626	273
2016	9.626	10.617	491
Invesco V.I. Comstock
2014	10.331	10.530	83
2015	10.530	9.770	140
2016	9.770	11.304	188
Invesco V.I. Diversified Dividend
2014	9.809	10.567	52
2015	10.567	10.641	326
2016	10.641	12.054	850
Invesco V.I. Equally-Weighted S&P 500
2014	10.406	10.839	72
2015	10.839	10.407	371
2016	10.407	11.729	555
Invesco V.I. Equity and Income
2014	10.285	10.506	91
2015	10.506	10.122	214
2016	10.122	11.497	333
Invesco V.I. International Growth
2014	10.188	9.643	71
2015	9.643	9.288	188
2016	9.288	9.123	301
Ivy Funds VIP Asset Strategy
2014	10.216	9.746	245
2015	9.746	8.835	649
2016	8.835	8.514	614
Ivy Funds VIP Energy
2014	10.847	8.111	66
2015	8.111	6.246	354
2016	6.246	8.312	572

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Ivy Funds VIP High Income
2014	10.097	9.746	102
2015	9.746	9.013	468
2016	9.013	10.357	703
Ivy Funds VIP Micro Cap Growth
2014	10.069	10.614	26
2015	10.614	9.536	75
2016	9.536	10.686	174
Ivy Funds VIP Mid Cap Growth
2014	10.130	10.683	25
2015	10.683	9.955	170
2016	9.955	10.449	261
Ivy Funds VIP Science and Technology
2014	10.799	10.492	96
2015	10.492	10.078	586
2016	10.078	10.122	783
JPMorgan Insurance Trust Global Allocation
2015	9.773	9.454	4
2016	9.454	9.896	21
JPMorgan Insurance Trust Income Builder
2015	9.821	9.559	17
2016	9.559	10.041	42
JPMorgan Insurance Trust Intrepid Mid Cap
2014	10.439	11.058	129
2015	11.058	10.268	354
2016	10.268	11.347	487
Lord Abbett Series Fund Bond Debenture
2014	10.137	10.004	50
2015	10.004	9.743	238
2016	9.743	10.806	582
Lord Abbett Series Fund Developing Growth
2014	10.335	10.978	50
2015	10.978	9.967	209
2016	9.967	9.601	270
Lord Abbett Series Fund Short Duration
2014	10.021	9.932	117
2015	9.932	9.880	480
2016	9.880	10.111	733
LVIP American Balanced Allocation
2014	10.198	10.179	166
2015	10.179	9.964	621
2016	9.964	10.430	1275
LVIP American Growth Allocation
2014	10.237	10.182	112
2015	10.182	9.946	744
2016	9.946	10.436	1289
LVIP American Preservation
2014	9.828	9.815	12
2015	9.815	9.704	111
2016	9.704	9.748	339
LVIP AQR Enhanced Global Strategies
2014	10.219	10.315	26
2015	10.315	10.375	122
2016	10.375	10.472	132
LVIP Baron Growth Opportunities
2014	18.929	20.470	16
2015	20.470	19.280	77
2016	19.280	20.131	110

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Dividend Value Managed Volatility
2014	12.604	12.541	32
2015	12.541	11.772	110
2016	11.772	13.003	241
LVIP BlackRock Emerging Markets Managed Volatility(1)
2014	10.600	9.371	34
2015	9.371	7.858	54
2016	7.858	8.297	75
LVIP BlackRock Inflation Protected Bond
2014	10.155	9.901	69
2015	9.901	9.492	192
2016	9.492	9.698	349
LVIP BlackRock Multi-Asset Income
2014	10.034	9.830	53
2015	9.830	9.318	187
2016	9.318	9.837	301
LVIP Clarion Global Real Estate
2014	9.331	9.473	57
2015	9.473	9.232	276
2016	9.232	9.217	501
LVIP Delaware Bond
2014	14.233	14.337	184
2015	14.337	14.185	606
2016	14.185	14.362	1212
LVIP Delaware Diversified Floating Rate
2014	10.179	10.058	28
2015	10.058	9.851	93
2016	9.851	9.939	105
LVIP Delaware Social Awareness
2014	16.496	17.256	7
2015	17.256	16.896	28
2016	16.896	17.758	41
LVIP Dimensional International Core Equity
2015	9.920	9.000	65
2016	9.000	9.279	178
LVIP Dimensional International Equity Managed Volatility
2014	11.051	10.113	36
2015	10.113	9.581	57
2016	9.581	9.639	107
LVIP Dimensional U.S. Core Equity 1
2015	10.664	10.237	32
2016	10.237	11.544	191
LVIP Dimensional U.S. Core Equity 2
2015	9.940	9.395	34
2016	9.395	10.822	195
LVIP Dimensional U.S. Equity Managed Volatility
2014	13.931	14.311	52
2015	14.311	13.044	101
2016	13.044	14.302	150
LVIP Dimensional/Vanguard Total Bond
2014	10.462	10.519	69
2015	10.519	10.411	516
2016	10.411	10.487	943
LVIP Franklin Templeton Global Equity Managed Volatility
2014	11.376	10.492	22
2015	10.492	9.520	66
2016	9.520	9.620	89

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Franklin Templeton Multi-Asset Opportunities
2014	9.947	9.983	35
2015	9.983	9.577	73
2016	9.577	9.575	84
LVIP Global Growth Allocation Managed Risk
2014	13.671	13.375	256
2015	13.375	12.709	412
2016	12.709	13.134	607
LVIP Global Income
2014	12.020	11.840	28
2015	11.840	11.445	46
2016	11.445	11.349	65
LVIP Global Moderate Allocation Managed Risk
2014	14.598	14.337	178
2015	14.337	13.667	494
2016	13.667	14.068	760
LVIP Goldman Sachs Income Builder
2014	10.119	9.961	30
2015	9.961	9.449	195
2016	9.449	10.156	261
LVIP Government Money Market
2016	N/A	N/A	N/A
LVIP JPMorgan High Yield
2014	13.614	13.294	49
2015	13.294	12.600	250
2016	12.600	14.080	319
LVIP JPMorgan Select Mid Cap Value Managed Volatility
2014	12.390	13.160	12
2015	13.160	11.979	34
2016	11.979	13.000	61
LVIP MFS International Growth
2014	9.851	9.266	20
2015	9.266	9.261	96
2016	9.261	9.288	213
LVIP MFS Value
2014	13.582	14.142	75
2015	14.142	13.877	358
2016	13.877	15.616	785
LVIP Mondrian International Value
2014	10.185	9.029	37
2015	9.029	8.569	163
2016	8.569	8.794	272
LVIP Multi-Manager Global Equity Managed Volatility
2014	10.315	9.835	2
2015	9.835	9.036	6
2016	9.036	9.432	8
LVIP PIMCO Low Duration Bond
2014	9.989	9.931	356
2015	9.931	9.962	755
2016	9.962	10.086	1008
LVIP SSGA Bond Index
2014	12.124	12.310	87
2015	12.310	12.176	323
2016	12.176	12.288	638
LVIP SSGA Conservative Structured Allocation
2014	12.372	12.421	119
2015	12.421	12.027	238
2016	12.027	12.677	337

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Developed International 150
2014	11.897	10.890	22
2015	10.890	10.282	250
2016	10.282	11.132	300
LVIP SSGA Emerging Markets 100
2014	13.430	12.219	20
2015	12.219	10.000	134
2016	10.000	11.390	290
LVIP SSGA Global Tactical Allocation Managed Volatility
2014	12.190	11.907	27
2015	11.907	10.982	121
2016	10.982	11.444	148
LVIP SSGA International Index
2014	10.547	9.544	27
2015	9.544	9.301	314
2016	9.301	9.268	758
LVIP SSGA International Managed Volatility
2016	10.189	10.143	60
LVIP SSGA Large Cap 100
2014	17.855	18.930	28
2015	18.930	17.804	262
2016	17.804	21.347	372
LVIP SSGA Moderate Structured Allocation
2014	13.326	13.230	73
2015	13.230	12.700	369
2016	12.700	13.692	683
LVIP SSGA Moderately Aggressive Structured Allocation
2014	13.852	13.669	202
2015	13.669	13.016	559
2016	13.016	14.187	697
LVIP SSGA S&P 500 Index
2014	15.061	15.746	136
2015	15.746	15.716	862
2016	15.716	17.329	1848
LVIP SSGA Small-Cap Index
2014	13.511	13.995	31
2015	13.995	13.157	253
2016	13.157	15.664	473
LVIP SSGA Small-Mid Cap 200
2014	19.994	20.207	5
2015	20.207	18.571	87
2016	18.571	23.835	204
LVIP T. Rowe Price Growth Stock
2014	14.784	15.474	57
2015	15.474	16.904	687
2016	16.904	16.911	722
LVIP T. Rowe Price Structured Mid-Cap Growth
2014	18.729	20.115	30
2015	20.115	20.262	110
2016	20.262	21.501	183
LVIP Vanguard Domestic Equity ETF
2014	14.436	15.193	45
2015	15.193	14.943	219
2016	14.943	16.532	411
LVIP Vanguard International Equity ETF
2014	11.581	10.493	83
2015	10.493	10.047	324
2016	10.047	10.281	554

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Wellington Capital Growth
2014	14.188	15.023	22
2015	15.023	16.218	126
2016	16.218	16.017	145
LVIP Wellington Mid-Cap Value
2014	13.535	13.489	35
2015	13.489	13.106	89
2016	13.106	14.620	150
MFS® VIT Growth
2014	15.452	16.188	7
2015	16.188	17.180	124
2016	17.180	17.362	286
MFS® VIT International Value
2014	10.094	9.723	111
2015	9.723	10.224	619
2016	10.224	10.501	968
MFS® VIT Total Return
2016	15.267	15.706	57
MFS® VIT Utilities
2014	20.907	20.464	39
2015	20.464	17.253	130
2016	17.253	18.982	217
Oppenheimer International Growth Fund/VA
2014	10.011	9.016	97
2015	9.016	9.195	446
2016	9.195	8.848	641
Oppenheimer Main Street Small Cap Fund®/VA
2014	10.175	11.051	37
2015	11.051	10.264	248
2016	10.264	11.946	352
PIMCO VIT All Asset All Authority
2014	10.149	9.284	34
2015	9.284	8.043	22
2016	8.043	9.033	45
PIMCO VIT CommodityRealReturn® Strategy
2014	12.973	9.949	28
2015	9.949	7.315	113
2016	7.315	8.311	123
PIMCO VIT Emerging Markets Bond
2014	10.311	9.564	45
2015	9.564	9.238	95
2016	9.238	10.346	182
PIMCO VIT Unconstrained Bond
2014	10.025	10.025	24
2015	10.025	9.739	141
2016	9.739	10.079	176
Putnam VT Absolute Return 500
2014	10.009	10.217	48
2015	10.217	10.051	127
2016	10.051	10.011	131
Putnam VT Global Health Care
2015	10.743	10.016	260
2016	10.016	8.782	349
Putnam VT Income
2015	9.878	9.592	98
2016	9.592	9.677	197

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
SEI VP Market Growth Strategy
2014	10.245	10.050	24
2015	10.050	9.575	41
2016	9.575	10.175	60
SEI VP Market Plus Strategy
2014	10.224	10.128	10
2015	10.128	9.635	42
2016	9.635	10.307	65
Templeton Foreign VIP
2014	9.957	8.642	63
2015	8.642	7.979	129
2016	7.979	8.451	156
Templeton Global Bond VIP
2014	10.106	9.915	187
2015	9.915	9.376	653
2016	9.376	9.540	930
Transparent Value Directional Allocation VI
2014	10.272	9.920	803
2015	9.920	9.541	278
2016	9.541	9.863	11
UIF Global Infrastructure
2014	10.581	10.556	88
2015	10.556	8.991	210
2016	8.991	10.224	320
Van Eck VIP Global Hard Assets
2014	10.575	7.531	45
2015	7.531	4.944	151
2016	4.944	7.012	287
Virtus Equity Trend
2014	10.295	9.841	104
2015	9.841	8.826	284
2016	8.826	8.645	59
Virtus Multi-Sector Fixed Income
2014	10.043	9.721	55
2015	9.721	9.494	265
2016	9.494	10.263	378
*	The numbers of accumulation units less than 500 were rounded up to one.
[1]	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
C-Share
	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Small/Mid Cap Value
2014	19.911	20.795	12
2015	20.795	19.367	50
2016	19.367	23.869	75
ALPS/Alerian Energy Infrastructure
2014	10.860	10.260	56
2015	10.260	6.290	90
2016	6.290	8.746	138
ALPS/Stadion Tactical Defensive
2014	10.332	10.490	20
2015	10.490	9.392	38
2016	9.392	10.278	60

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Alps|Red Rocks Listed Private Property Equity
2015	10.135	9.173	18
2016	9.173	9.781	29
Alps|Stadion Tactical Growth
2015	10.049	9.430	51
2016	9.430	10.172	138
American Century VP Balanced
2016	10.341	10.414	124
American Funds Asset Allocation
2014	10.229	10.304	82
2015	10.304	10.292	825
2016	10.292	11.096	1208
American Funds Blue Chip Income and Growth
2014	10.282	10.906	42
2015	10.906	10.425	148
2016	10.425	12.200	212
American Funds Capital Income Builder®
2014	10.145	9.860	61
2015	9.860	9.563	301
2016	9.563	9.801	498
American Funds Corporate Bond
2016	N/A	N/A	N/A
American Funds Global Growth
2014	10.339	10.272	28
2015	10.272	10.823	249
2016	10.823	10.728	182
American Funds Global Small Capitalization
2014	10.352	10.080	13
2015	10.080	9.953	111
2016	9.953	10.011	63
American Funds Growth
2014	10.468	10.711	65
2015	10.711	11.274	306
2016	11.274	12.160	533
American Funds Growth-Income
2014	10.411	10.648	94
2015	10.648	10.643	416
2016	10.643	11.693	520
American Funds International
2014	9.955	9.514	79
2015	9.514	8.949	354
2016	8.949	9.123	365
American Funds Mortgage(SM)
2014	N/A	N/A	N/A
2015	10.123	10.165	276
2016	10.165	10.240	174
American Funds New World®
2014	10.513	9.070	52
2015	9.070	8.655	335
2016	8.655	8.979	341
BlackRock Global Allocation V.I.
2014	15.072	14.779	147
2015	14.779	14.449	377
2016	14.449	14.813	373
BlackRock iShares Alternative Strategies V.I.
2015	9.702	9.380	16
2016	9.380	9.840	29

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
ClearBridge Variable Aggressive Growth
2014	10.790	11.136	55
2015	11.136	10.784	173
2016	10.784	10.750	186
ClearBridge Variable Mid Cap
2014	10.295	10.566	16
2015	10.566	10.642	158
2016	10.642	11.468	81
Delaware VIP® Diversified Income
2014	15.562	15.504	33
2015	15.504	15.107	238
2016	15.107	15.409	317
Delaware VIP® Emerging Markets (4)
2014	20.325	17.685	19
2015	17.685	14.885	58
2016	14.885	16.711	75
Delaware VIP® REIT
2014	16.681	18.142	35
2015	18.142	18.548	89
2016	18.548	19.346	152
Delaware VIP® Small Cap Value
2014	20.153	19.875	16
2015	19.875	18.360	42
2016	18.360	23.768	78
Delaware VIP® Smid Cap Growth
2014	21.590	23.180	4
2015	23.180	24.565	68
2016	24.565	26.204	73
Delaware VIP® U.S. Growth
2014	18.584	18.679	3
2015	18.679	19.384	37
2016	19.384	18.091	30
Delaware VIP® Value
2014	18.431	19.032	15
2015	19.032	18.675	96
2016	18.675	21.084	88
Deutsche Alternative Asset Allocation VIP
2014	13.778	13.365	7
2015	13.365	12.336	28
2016	12.336	12.790	24
Eaton Vance VT Floating-Rate Income
2014	10.042	9.900	52
2015	9.900	9.679	283
2016	9.679	10.413	378
Fidelity® VIP Contrafund®
2014	18.457	19.704	23
2015	19.704	19.540	217
2016	19.540	20.789	238
Fidelity® VIP Growth
2014	17.853	18.511	28
2015	18.511	19.543	46
2016	19.543	19.406	80
Fidelity® VIP Mid Cap
2014	21.333	21.441	18
2015	21.441	20.830	95
2016	20.830	23.024	126
Fidelity® VIP Strategic Income
2015	9.945	9.467	57
2016	9.467	10.099	178

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
First Trust Dorsey Wright Tactical Core
2016	9.409	9.804	34
First Trust Multi-Income Allocation
2014	10.228	10.322	7
2015	10.322	9.866	22
2016	9.866	10.649	52
First Trust/Dow Jones Dividend and Income Allocation
2014	10.123	10.599	6
2015	10.599	10.477	39
2016	10.477	11.561	115
Franklin Founding Funds Allocation VIP
2014	10.122	9.716	562
2015	9.716	8.997	46
2016	8.997	10.033	119
Franklin Income VIP
2014	10.268	9.738	144
2015	9.738	8.930	367
2016	8.930	10.042	502
Franklin Mutual Shares VIP
2014	10.301	10.152	23
2015	10.152	9.520	109
2016	9.520	10.900	151
Franklin Rising Dividends VIP
2014	10.067	10.544	40
2015	10.544	10.022	165
2016	10.022	11.475	243
Franklin Small Cap Value VIP
2014	9.578	9.839	7
2015	9.839	8.986	86
2016	8.986	11.547	136
Franklin Small-Mid Cap Growth VIP
2014	10.527	10.708	14
2015	10.708	10.282	22
2016	10.282	10.564	68
Goldman Sachs VIT Government Money Market
2014	9.983	9.921	270
2015	9.921	9.798	2115
2016	9.798	9.680	1373
Goldman Sachs VIT Multi-Strategy Alternatives
2014	10.093	9.746	24
2015	9.746	9.155	56
2016	9.155	9.066	52
Goldman Sachs VIT Strategic Income
2014	9.980	9.813	12
2015	9.813	9.473	142
2016	9.473	9.424	223
Guggenheim VT Long Short Equity
2014	10.054	10.499	10
2015	10.499	10.499	116
2016	10.499	10.436	65
Guggenheim VT Multi-Hedge Strategies
2014	10.043	10.360	14
2015	10.360	10.420	106
2016	10.420	10.241	53
Hartford Capital Appreciation HLS
2014	10.219	10.425	9
2015	10.425	10.349	100
2016	10.349	10.730	124

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Invesco V.I. Balanced-Risk Allocation
2014	10.293	10.170	32
2015	10.170	9.602	180
2016	9.602	10.575	293
Invesco V.I. Comstock
2014	10.319	10.520	12
2015	10.520	9.746	33
2016	9.746	11.259	44
Invesco V.I. Diversified Dividend
2014	10.134	10.556	11
2015	10.556	10.614	77
2016	10.614	12.006	267
Invesco V.I. Equally-Weighted S&P 500
2014	10.353	10.829	49
2015	10.829	10.382	252
2016	10.382	11.682	480
Invesco V.I. Equity and Income
2014	10.278	10.496	11
2015	10.496	10.097	114
2016	10.097	11.451	124
Invesco V.I. International Growth
2014	10.259	9.634	5
2015	9.634	9.265	73
2016	9.265	9.086	110
Ivy Funds VIP Asset Strategy
2014	10.213	9.737	66
2015	9.737	8.813	223
2016	8.813	8.480	178
Ivy Funds VIP Energy
2014	10.748	8.103	32
2015	8.103	6.231	156
2016	6.231	8.279	176
Ivy Funds VIP High Income
2014	10.095	9.737	46
2015	9.737	8.990	170
2016	8.990	10.316	179
Ivy Funds VIP Micro Cap Growth
2014	10.041	10.604	4
2015	10.604	9.513	69
2016	9.513	10.644	94
Ivy Funds VIP Mid Cap Growth
2014	10.176	10.673	3
2015	10.673	9.931	50
2016	9.931	10.407	73
Ivy Funds VIP Science and Technology
2014	10.606	10.482	47
2015	10.482	10.054	204
2016	10.054	10.082	126
JPMorgan Insurance Trust Global Allocation
2015	10.000	9.445	4
2016	9.445	9.873	24
JPMorgan Insurance Trust Income Builder
2015	N/A	N/A	N/A
2016	9.348	10.016	15
JPMorgan Insurance Trust Intrepid Mid Cap
2014	10.261	11.047	6
2015	11.047	10.243	61
2016	10.243	11.303	134

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Lord Abbett Series Fund Bond Debenture
2014	10.144	9.995	14
2015	9.995	9.719	157
2016	9.719	10.763	231
Lord Abbett Series Fund Developing Growth
2014	10.367	10.967	6
2015	10.967	9.942	75
2016	9.942	9.563	93
Lord Abbett Series Fund Short Duration
2014	10.026	9.923	34
2015	9.923	9.856	432
2016	9.856	10.071	414
LVIP American Balanced Allocation
2014	10.000	10.170	41
2015	10.170	9.940	167
2016	9.940	10.389	242
LVIP American Growth Allocation
2014	10.242	10.172	154
2015	10.172	9.922	286
2016	9.922	10.394	296
LVIP American Preservation
2014	9.839	9.781	3
2015	9.781	9.656	90
2016	9.656	9.685	134
LVIP AQR Enhanced Global Strategies
2014	9.980	10.305	98
2015	10.305	10.349	117
2016	10.349	10.432	116
LVIP Baron Growth Opportunities
2014	18.008	19.142	6
2015	19.142	18.002	37
2016	18.002	18.769	48
LVIP BlackRock Dividend Value Managed Volatility
2014	12.958	13.315	44
2015	13.315	12.479	66
2016	12.479	13.763	73
LVIP BlackRock Emerging Markets Managed Volatility(1)
2014	10.145	9.338	2
2015	9.338	7.819	25
2016	7.819	8.244	134
LVIP BlackRock Inflation Protected Bond
2014	10.211	9.892	10
2015	9.892	9.469	70
2016	9.469	9.660	99
LVIP BlackRock Multi-Asset Income
2014	10.103	9.820	38
2015	9.820	9.295	81
2016	9.295	9.798	111
LVIP Clarion Global Real Estate
2014	9.253	9.365	44
2015	9.365	9.113	153
2016	9.113	9.085	165
LVIP Delaware Bond
2014	14.016	14.113	272
2015	14.113	13.942	297
2016	13.942	14.095	664

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Diversified Floating Rate
2014	10.056	9.988	15
2015	9.988	9.768	82
2016	9.768	9.840	97
LVIP Delaware Social Awareness
2014	17.984	18.678	2
2015	18.678	18.260	11
2016	18.260	19.163	4
LVIP Dimensional International Core Equity
2015	10.002	8.991	11
2016	8.991	9.256	23
LVIP Dimensional International Equity Managed Volatility
2014	11.001	10.057	1*
2015	10.057	9.514	62
2016	9.514	9.558	168
LVIP Dimensional U.S. Core Equity 1
2015	17.445	16.496	6
2016	16.496	18.574	126
LVIP Dimensional U.S. Core Equity 2
2015	9.945	9.385	4
2016	9.385	10.795	30
LVIP Dimensional U.S. Equity Managed Volatility
2014	14.299	14.233	12
2015	14.233	12.954	83
2016	12.954	14.182	90
LVIP Dimensional/Vanguard Total Bond
2014	10.396	10.462	21
2015	10.462	10.339	251
2016	10.339	10.398	354
LVIP Franklin Templeton Global Equity Managed Volatility
2014	10.891	10.373	4
2015	10.373	9.398	31
2016	9.398	9.482	21
LVIP Franklin Templeton Multi-Asset Opportunities
2014	10.070	9.982	18
2015	9.982	9.562	75
2016	9.562	9.546	61
LVIP Global Growth Allocation Managed Risk
2014	14.952	14.510	25
2015	14.510	13.767	84
2016	13.767	14.206	61
LVIP Global Income
2014	11.908	11.740	3
2015	11.740	11.331	6
2016	11.331	11.220	14
LVIP Global Moderate Allocation Managed Risk
2014	15.395	15.251	29
2015	15.251	14.517	151
2016	14.517	14.920	174
LVIP Goldman Sachs Income Builder
2014	10.183	9.952	17
2015	9.952	9.426	30
2016	9.426	10.116	63
LVIP Government Money Market
2016	N/A	N/A	N/A

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP JPMorgan High Yield
2014	13.528	13.203	108
2015	13.203	12.494	176
2016	12.494	13.940	116
LVIP JPMorgan Select Mid Cap Value Managed Volatility
2014	12.633	13.012	1*
2015	13.012	11.827	22
2016	11.827	12.815	36
LVIP MFS International Growth
2014	8.843	9.161	3
2015	9.161	9.142	36
2016	9.142	9.155	48
LVIP MFS Value
2014	13.114	13.982	25
2015	13.982	13.699	164
2016	13.699	15.393	248
LVIP Mondrian International Value
2014	10.057	9.020	25
2015	9.020	8.548	100
2016	8.548	8.759	44
LVIP Multi-Manager Global Equity Managed Volatility
2014	9.978	9.825	2
2015	9.825	9.014	6
2016	9.014	9.395	16
LVIP PIMCO Low Duration Bond
2014	9.966	9.932	238
2015	9.932	9.937	624
2016	9.937	10.047	609
LVIP SSgA Bond Index
2014	12.014	12.190	12
2015	12.190	12.039	63
2016	12.039	12.131	151
LVIP SSgA Conservative Structured Allocation
2014	12.440	12.339	43
2015	12.339	11.929	191
2016	11.929	12.555	342
LVIP SSgA Developed International 150
2014	11.950	10.784	15
2015	10.784	10.167	130
2016	10.167	10.991	134
LVIP SSgA Emerging Markets 100
2014	13.141	12.100	6
2015	12.100	9.889	87
2016	9.889	11.246	107
LVIP SSgA Global Tactical Allocation Managed Volatility
2014	13.507	13.277	22
2015	13.277	12.227	51
2016	12.227	12.722	64
LVIP SSgA International Index
2014	9.581	9.451	2
2015	9.451	9.197	196
2016	9.197	9.150	184
LVIP SSgA International Managed Volatility
2016	10.188	10.141	24
LVIP SSgA Large Cap 100
2014	18.047	18.746	35
2015	18.746	17.604	51
2016	17.604	21.075	64

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Moderate Structured Allocation
2014	13.236	13.142	21
2015	13.142	12.597	179
2016	12.597	13.561	242
LVIP SSgA Moderately Aggressive Structured Allocation
2014	13.878	13.579	12
2015	13.579	12.911	175
2016	12.911	14.051	69
LVIP SSgA S&P 500 Index
2014	15.655	16.504	21
2015	16.504	16.448	303
2016	16.448	18.108	429
LVIP SSgA Small-Cap Index
2014	13.367	13.836	6
2015	13.836	12.988	141
2016	12.988	15.440	132
LVIP SSgA Small-Mid Cap 200
2014	19.084	20.010	1*
2015	20.010	18.363	24
2016	18.363	23.533	40
LVIP T. Rowe Price Growth Stock
2014	14.975	15.298	32
2015	15.298	16.686	236
2016	16.686	16.667	110
LVIP T. Rowe Price Structured Mid-Cap Growth
2014	20.085	21.570	7
2015	21.570	21.696	44
2016	21.696	22.988	72
LVIP Vanguard Domestic Equity ETF
2014	14.123	15.110	33
2015	15.110	14.839	42
2016	14.839	16.393	57
LVIP Vanguard International Equity ETF
2014	11.477	10.437	13
2015	10.437	9.979	151
2016	9.979	10.195	262
LVIP Wellington Capital Growth
2014	N/A	N/A	N/A
2015	15.782	16.014	67
2016	16.014	15.791	24
LVIP Wellington Mid-Cap Value
2014	12.751	13.337	2
2015	13.337	12.940	24
2016	12.940	14.413	46
MFS® VIT Growth
2014	15.132	16.030	1*
2015	16.030	16.987	18
2016	16.987	17.141	30
MFS® VIT International Value
2014	10.159	9.713	31
2015	9.713	10.199	252
2016	10.199	10.459	326
MFS® VIT Total Return
2016	15.965	16.116	5
MFS® VIT Utilities
2014	26.368	25.295	22
2015	25.295	21.294	153
2016	21.294	23.392	99

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Oppenheimer International Growth Fund/VA
2014	9.653	9.008	11
2015	9.008	9.172	85
2016	9.172	8.813	118
Oppenheimer Main Street Small Cap Fund®/VA
2014	10.375	11.041	8
2015	11.041	10.239	79
2016	10.239	11.899	117
PIMCO VIT All Asset All Authority
2014	10.058	9.275	17
2015	9.275	8.023	29
2016	8.023	8.997	33
PIMCO VIT CommodityRealReturn® Strategy
2014	12.976	9.866	8
2015	9.866	7.243	15
2016	7.243	8.216	22
PIMCO VIT Emerging Markets Bond
2014	10.255	9.555	35
2015	9.555	9.216	51
2016	9.216	10.306	51
PIMCO VIT Unconstrained Bond
2014	10.043	10.016	14
2015	10.016	9.715	61
2016	9.715	10.039	45
Putnam VT Absolute Return 500
2014	9.977	10.208	23
2015	10.208	10.026	87
2016	10.026	9.971	48
Putnam VT Global Health Care
2015	10.475	10.006	99
2016	10.006	8.760	97
Putnam VT Income
2015	9.836	9.582	30
2016	9.582	9.652	56
SEI VP Market Growth Strategy
2014	10.126	10.040	1*
2015	10.040	9.552	16
2016	9.552	10.135	12
SEI VP Market Plus Strategy
2014	10.356	10.118	99
2015	10.118	9.610	106
2016	9.610	10.265	106
Templeton Foreign VIP
2014	9.922	8.633	9
2015	8.633	7.959	31
2016	7.959	8.418	78
Templeton Global Bond VIP
2014	10.118	9.906	78
2015	9.906	9.353	302
2016	9.353	9.502	339
Transparent Value Directional Allocation VI
2014	10.264	9.911	297
2015	9.911	9.518	400
2016	9.518	9.832	182
UIF Global Infrastructure
2014	10.540	10.546	54
2015	10.546	8.969	106
2016	8.969	10.183	154

	Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Van Eck VIP Global Hard Assets
2014	10.568	7.523	18
2015	7.523	4.931	21
2016	4.931	6.984	32
Virtus Equity Trend
2014	10.250	9.831	124
2015	9.831	8.804	52
2016	8.804	8.610	48
Virtus Multi-Sector Fixed Income
2014	10.133	9.712	49
2015	9.712	9.471	153
2016	9.471	10.222	218
*	The numbers of accumulation units less than 500 were rounded up to one.
[1]	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.

Lincoln Investor Advantage®
Lincoln Life Variable Annuity Account N  (Registrant)
The Lincoln National Life Insurance Company  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln Investor Advantage® prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2017. You may obtain a copy of the Lincoln Investor Advantage® prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2017.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of the Lincoln Life Variable Annuity Account N as of December 31, 2016 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2016; and b) the consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of Lincoln Life, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $606,129,776, $561,689,144 and $433,441,077 to LFN and Selling Firms in 2014, 2015 and 2016 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
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In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,493.94	$9,952.72
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,444.55 with the 20-year Access Period and $8,957.45 with the 30-year Access Period.
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At the end of the 20-year Access Period, the remaining Account Value of $113,236 (assuming no withdrawals) will be used to continue the $10,493.94 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $68,154 (assuming no withdrawals) will be used to continue the $9,952.72 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Fitch, and Standard & Poor’s. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the
B-4

funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any time period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by
B-5

sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2016 financial statements of the VAA and the December 31, 2016 consolidated financial statements of Lincoln Life appear on the following pages.
B-6

The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Financial Statements

December 31, 2016 and 2015

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of

The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2016 and 2015, and the related consolidated statements of comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2016. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2016 and 2015, and the consolidated results of its operations and its cash flows for each of the three years ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

March 31, 2017

1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2016	2015
ASSETS
Investments:
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost: 2016 - $83,290; 2015 - $81,196)	$87,866	$84,072
Variable interest entities' fixed maturity securities (amortized cost: 2016 - $200; 2015 - $596)	200	598
Equity securities (cost: 2016 - $260; 2015 - $226)	275	237
Trading securities	1,624	1,762
Mortgage loans on real estate	9,761	8,513
Real estate	12	13
Policy loans	2,429	2,520
Derivative investments	900	1,485
Other investments	2,034	1,588
Total investments	105,101	100,788
Cash and invested cash	2,057	2,400
Deferred acquisition costs and value of business acquired	9,143	9,493
Premiums and fees receivable	428	379
Accrued investment income	1,029	1,034
Reinsurance recoverables	6,810	7,100
Reinsurance related embedded derivatives	58	95
Funds withheld reinsurance assets	623	635
Goodwill	2,273	2,273
Other assets	6,132	4,872
Separate account assets	128,397	123,619
Total assets	$262,051	$252,688

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Future contract benefits	$20,681	$19,893
Other contract holder funds	78,106	76,483
Short-term debt	280	90
Long-term debt	2,549	2,745
Funds withheld reinsurance liabilities	4,827	4,478
Deferred gain on business sold through reinsurance	67	144
Payables for collateral on investments	4,910	4,565
Variable interest entities' liabilities	-	4
Other liabilities	6,414	5,781
Separate account liabilities	128,397	123,619
Total liabilities	246,231	237,802

Contingencies and Commitments (See Note 14)

Stockholder's Equity
Common stock - 10,000,000 shares authorized, issued and outstanding	10,696	10,677
Retained earnings	3,342	3,118
Accumulated other comprehensive income (loss)	1,782	1,091
Total stockholder's equity	15,820	14,886
Total liabilities and stockholder's equity	$262,051	$252,688

See accompanying Notes to Consolidated Financial Statements

2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2016	2015	2014
Revenues
Insurance premiums	$2,579	$2,825	$2,371
Fee income	5,171	4,960	4,608
Net investment income	4,631	4,611	4,648
Realized gain (loss):
Total other-than-temporary impairment losses on securities	(141)	(75)	(25)
Portion of loss recognized in other comprehensive income	41	25	10
Net other-than-temporary impairment losses on securities recognized in earnings	(100)	(50)	(15)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(410)	(172)	(509)
Total realized gain (loss)	(510)	(222)	(524)
Amortization of deferred gain on business sold through reinsurance	69	69	69
Other revenues	403	440	867
Total revenues	12,343	12,683	12,039
Expenses
Interest credited	2,527	2,472	2,492
Benefits	4,247	4,529	4,354
Commissions and other expenses	4,005	4,109	3,876
Interest and debt expense	116	105	103
Strategic digitization expense	8	-	-
Total expenses	10,903	11,215	10,825
Income (loss) before taxes	1,440	1,468	1,214
Federal income tax expense (benefit)	267	295	220
Net income (loss)	1,173	1,173	994
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	692	(2,090)	1,752
Funded status of employee benefit plans	(1)	2	(3)
Total other comprehensive income (loss), net of tax	691	(2,088)	1,749
Comprehensive income (loss)	$1,864	$(915)	$2,743

See accompanying Notes to Consolidated Financial Statements

3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in millions)

	For the Years Ended December 31,
	2016	2015	2014

Common Stock
Balance as of beginning-of-year	$10,677	$10,652	$10,636
Stock compensation/issued for benefit plans	19	25	16
Balance as of end-of-year	10,696	10,677	10,652

Retained Earnings
Balance as of beginning-of-year	3,118	3,066	2,778
Net income (loss)	1,173	1,173	994
Dividends declared	(949)	(1,121)	(706)
Balance as of end-of-year	3,342	3,118	3,066

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	1,091	3,179	1,430
Other comprehensive income (loss), net of tax	691	(2,088)	1,749
Balance as of end-of-year	1,782	1,091	3,179
Total stockholder's equity as of end-of-year	$15,820	$14,886	$16,897

See accompanying Notes to Consolidated Financial Statements

4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2016	2015	2014
Cash Flows from Operating Activities
Net income (loss)	$1,173	$1,173	$994
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	55	(176)	(535)
Trading securities purchases, sales and maturities, net	165	143	310
Change in premiums and fees receivable	(49)	101	(56)
Change in accrued investment income	8	(18)	(14)
Change in future contract benefits and other contract holder funds	(2,036)	868	1,407
Change in reinsurance related assets and liabilities	542	(1,060)	(960)
Change in federal income tax accruals	146	170	48
Realized (gain) loss	511	222	524
Amortization of deferred gain on business sold through reinsurance	(69)	(69)	(69)
Proceeds from reinsurance recapture	-	-	422
Change in cash management agreement investment	(66)	351	329
Other	262	45	249
Net cash provided by (used in) operating activities	642	1,750	2,649

Cash Flows from Investing Activities
Purchases of available-for-sale securities	(10,791)	(8,858)	(8,306)
Sales of available-for-sale securities	3,076	1,329	1,120
Maturities of available-for-sale securities	5,290	4,265	4,984
Purchases of alternative investments	(302)	(324)	(370)
Sales and repayments of alternative investments	238	177	238
Issuance of mortgage loans on real estate	(2,127)	(1,944)	(1,319)
Repayment and maturities of mortgage loans on real estate	877	816	958
Issuance and repayment of policy loans, net	91	125	6
Net change in collateral on investments and derivatives	435	638	1,476
Proceeds (outflows) from business ceded, recaptured and novated	-	-	(3)
Proceeds from sale of subsidiary/business	-	75	-
Other	(99)	(78)	(227)
Net cash provided by (used in) investing activities	(3,312)	(3,779)	(1,443)

Cash Flows from Financing Activities
Payment of long-term debt, including current maturities	(250)	(4)	-
Issuance (decrease) in short-term debt	190	88	(49)
Proceeds from sales leaseback transaction	85	47	83
Deposits of fixed account values, including the fixed portion of variable	10,030	10,745	10,363
Withdrawals of fixed account values, including the fixed portion of variable	(5,449)	(6,062)	(5,775)
Transfers to and from separate accounts, net	(1,308)	(2,474)	(2,509)
Common stock issued for benefit plans and excess tax benefits	(22)	(14)	(19)
Dividends paid to common stockholders	(949)	(1,121)	(706)
Net cash provided by (used in) financing activities	2,327	1,205	1,388

Net increase (decrease) in cash and invested cash	(343)	(824)	2,594
Cash and invested cash as of beginning-of-year	2,400	3,224	630
Cash and invested cash as of end-of-year	$2,057	$2,400	$3,224

See accompanying Notes to Consolidated Financial Statements

5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

The Lincoln National Life Insurance Company ("LNL" or the "Company," which also may be referred to as "we," "our" or "us"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Parent Company"), is domiciled in the state of Indiana.  We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York ("LLANY"). We also own several non-insurance companies, including Lincoln Financial Distributors and Lincoln Financial Advisors, LNC's wholesaling and retailing business units, respectively.  LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels.  LNL is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 22 for additional information.

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles ("GAAP").  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Certain amounts reported in prior years' consolidated financial statements have been reclassified to conform to the presentation adopted in the current year.  Specifically, we reclassified cash flows from certain investing activities into their own respective line items within the Consolidated Statements of Cash Flows.  Previously, these amounts were reported within purchases of other investments or sales or maturities of other investments line items, as applicable, within cash flows from investing activities.  These reclassifications had no effect on net income (loss), net cash provided by (used in) investing activities, or stockholder's equity for the prior years.

Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities ("VIEs") in which we are the primary beneficiary.  Entities in which we do not have a controlling financial interest and do not exercise significant management influence over the operating and financing decisions are reported using the equity method.  All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes.  A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest.  We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders.  We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE.  If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain invested assets and derivatives, other-than-temporary impairment ("OTTI") and asset valuation allowances, deferred acquisition costs ("DAC"),  value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds including deferred front-end loads ("DFEL"), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

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Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk ("NPR"), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price").  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC"),

we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to "blockage discounts" that are excluded;

•

Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Available-For-Sale Securities - Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("AOCI"), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.    For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.    For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

•	Corporate bonds and U.S. government bonds - We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities ("ABS") - We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities ("MBS"), which include collateralized mortgage obligations and

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mortgage pass through securities backed by residential mortgages ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized loan obligations ("CLOs") and collateralized debt obligations ("CDOs").

•

State and municipal bonds - We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•

Hybrid and redeemable preferred and equity securities - We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS Securities - Evaluation for Recovery of Amortized Cost

We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary.  For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an OTTI has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as "debt securities"), we generally consider the following to determine whether our debt securities with unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income ("OCI") to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

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In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.  Otherwise, if the amortized cost of the security is greater

9

than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Trading Securities

Trading securities consist of fixed maturity and equity securities in designated portfolios, some of which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements.  Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements.  Trading securities are carried at fair value, and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

Alternative Investments

Alternative investments, which consist primarily of investments in limited partnerships ("LPs"), are included in other investments on our Consolidated Balance Sheets.    We account for our investments in LPs using the equity method to determine the carrying value.  Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships' general partners.  As a result, our venture capital, real estate and oil and gas portfolios are generally on a three-month delay and our hedge funds are on a one-month delay.  In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year.  Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

Payables for Collateral on Investments

When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash or non-cash collateral received.  This liability is included within payables for collateral on investments on our Consolidated Balance Sheets.  Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate.  As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans.  We believe all of the loans in our portfolio share three primary risks:  borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio.  Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan's estimated value is based on:  the present value of expected future cash flows discounted at the loan's effective interest rate; the loan's observable market price; or the fair value of the loan's collateral.  Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan.  Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis.  Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted.  After the grace period expiration that may last up to 10 days, we send a default notice.  The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past

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due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectable are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses.  All mortgage loans that are impaired have an established allowance for credit losses.  Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property's net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Real Estate

Real estate includes both real estate held for the production of income and real estate held-for-sale.  Real estate held for the production of income is carried at cost less accumulated depreciation.  Depreciation is calculated on a straight-line basis over the estimated useful life of the asset.  We periodically review properties held for the production of income for impairment.  Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.  Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale.  Real estate is not depreciated while it is classified as held-for-sale.  Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).  Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in "Fair Value Measurement."  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes.  The embedded derivative is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

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Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance ("UL"), variable universal life insurance ("VUL"), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 30 to 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include, but are not limited to, capital markets, investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs ("unlocking").  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

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Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief provided by or to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, because there is a right of offset.  All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists.  Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums, benefits and DAC are reported net of insurance ceded.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors.  We perform a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units.  The results of one test on one reporting unit cannot subsidize the results of another reporting unit.  In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit.  If the fair value is greater than the carrying value, then the carrying value of the reporting unit is deemed to be recoverable, and Step 2 is not required.  If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist, and Step 2 is required.  In Step 2, the implied fair value of goodwill is determined for the reporting unit.  The reporting unit's fair value as determined in Step 1 is assigned to all of its net assets (recognized and unrecognized) as if the reporting unit were acquired in a business combination as of the date of the impairment test.  If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).

Other Assets and Other Liabilities

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issuance costs associated with line-of-credit arrangements, assets under capital leases, guaranteed living benefit ("GLB") reserves embedded derivatives, other prepaid expenses and deferred losses on business sold through reinsurance.  Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds, obligations under capital leases and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR. Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in "Fair Value Measurement."  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  Certain assets on our Consolidated Balance Sheets are related to capital leases.  These assets under capital leases are depreciated in a manner consistent with our current depreciation policy for owned assets.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have

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to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

We completed reinsurance transactions in 2012 and 2014 whereby we ceded closed blocks of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited ("LNBAR"), a wholly-owned subsidiary of LNC.  We are recognizing the losses related to these transactions over a period of 30 years.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that may include various types of guaranteed death benefit ("GDB"), guaranteed withdrawal benefit ("GWB") and guaranteed income benefit ("GIB") features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80.  The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 7, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The "market consistent scenarios" used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 49 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, mortality, etc.), risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 12.75%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).

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With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  As of December 31, 2016 and 2015, participating policies comprised less than 1% of the face amount of business in force, and dividend expenses were $59 million, $67 million and $64 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Consolidated Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in "Fair Value Measurement."  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Borrowed Funds

LNL's short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less.  Long-term borrowings have contractual or expected maturities greater than one year.

Deferred Gain on Business Sold Through Reinsurance

Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. ("Swiss Re") in December 2001 through a series of indemnity reinsurance transactions.  We are recognizing the gain related to these transactions at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.

We completed a reinsurance transaction in 2009 whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company.  We are recognizing the gain related to this transaction over a period of 15 years.

We completed reinsurance transactions in 2012 and 2013 whereby we ceded a closed block of UL contracts with secondary guarantees to LNBAR.  We are recognizing the gains related to these transactions over a period of 30 years.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue

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when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group non-medical insurance products consist primarily of term life, disability and dental.

Net Investment Income

Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for OTTI of investments, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of fees attributable to broker-dealer services recorded as earned at the time of sale, changes in the market value of our seed capital investments, proceeds from reinsurance recaptures and communications sales recognized as earned, net of agency and representative commissions.

Interest Credited

Interest credited includes interest credited to contract holder account balances.  Interest crediting rates associated with funds invested in our general account during 2014 through 2016 ranged from 1% to 10%.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Strategic Digitization Expense

During 2016, we began an enterprise-wide digitization initiative that intends to significantly enhance our customer experience and provide operation efficiencies over time to meet evolving consumer preferences and marketplace shifts.  Expenses associated with this digitization initiative are reported within strategic digitization expense on our Consolidated Statements of Comprehensive Income (Loss).

Pension and Other Postretirement Benefit Plans

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based

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on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

In general, we expense the fair value of stock awards included in our incentive compensation plans.  As of the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity.  We classify certain stock awards as liabilities.  For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period.  In accordance with our early adoption of Accounting Standards Update ("ASU") 2016-09, Improvements to Employee Share-Based Payment Accounting, we have elected to continue applying an estimated forfeiture rate to our accrual of compensation costs.  Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Interest and Debt Expense

Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method.  In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

Income Taxes

We file a U.S. consolidated income tax return with LNC and its eligible subsidiaries.  Ineligible subsidiaries file separate individual corporate tax returns.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.  Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance.  In evaluating the need for a valuation allowance, we consider many factors, including:  the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.

Discontinued Operations

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in income (loss) from discontinued operations, net of federal income taxes, if the disposal represents a strategic shift that has, or will have, a major effect on our consolidated financial condition and results of operations.

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2.  New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new ASUs issued by the FASB and the impact of the adoption on our financial statements:

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

This standard changed the requirements for reporting discontinued operations.  The disposal of a component of an entity must be reported as a discontinued operation if the disposal represents a strategic shift that has a major effect on an entity's operations and financial results.  The amendments also require entities to provide new disclosures about a disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation.

		October 1, 2014	We applied the guidance in this standard to our sale of Lincoln Financial Media Company ("LFM") in the fourth quarter of 2014. For more information regarding our sale of LFM, see Note 3.
ASU 2014-16, Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity

This standard clarifies that when considering the nature of the host contract in a hybrid financial instrument issued in the form of a share; an entity must consider all of the stated and implied substantive terms of the hybrid instrument, including the embedded derivative feature that is being considered for separate accounting from the host contract.

		January 1, 2016	The adoption of this ASU did not have an effect on our consolidated financial condition or results of operations.
ASU 2015-02, Amendments to the Consolidation Analysis

This standard addresses consolidation accounting guidance related to limited partnerships, limited liability companies and securitization structures.  The new standard includes changes to existing consolidation models that eliminates the presumption that a general partner should consolidate a limited partnership, clarifies when fees paid to a decision maker should be a factor in the VIE consolidation evaluation and reduces the VIE consolidation models from two to one by eliminating the indefinite deferral for certain investment funds.

January 1, 2016

The adoption of this ASU did not have an effect on our consolidated financial condition or results of operations.  We have provided additional financial statement disclosures related to our limited partnerships in Note 5.

ASU 2015-05, Customer's Accounting for Fees Paid in a Cloud Computing Arrangement

This standard clarifies the accounting requirements for recognizing cloud computing arrangements.  Software licenses purchased through cloud computing arrangements should be accounted for in a manner consistent with the acquisition of other software licenses.  If a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract.

		January 1, 2016	The adoption of this ASU did not have an effect on our consolidated financial condition or results of operations.
ASU 2015-07, Disclosures for Certain Investments That Calculate Net Asset Value per Share (or its Equivalent)

This standard removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient.  In addition, the standard removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient, and limits those disclosures only to those investments for which the practical expedient has been elected.

		January 1, 2016	The adoption of this ASU did not result in a change to our financial statement disclosures.

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Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2015-09, Disclosures about Short-Duration Contracts

This standard enhances the disclosure requirements related to short-duration insurance contracts.  The new disclosure requirements focus on providing users of financial statements with more transparent information related to short-duration contracts about an insurance entity's (1) initial claims estimates and subsequent adjustments to those estimates, (2) methodologies and judgments in estimating claims and (3) timing, frequency and severity of claims.  Retrospective application is required for each comparative period presented, except for those requirements that apply only to the current period.

		Annual periods beginning January 1, 2016	The adoption of this ASU did not result in a change to our financial statements as we determined these additional disclosures are not material to our financial statements.
ASU 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements

Given the absence of authoritative accounting guidance in ASU 2015-03 related to debt issuance costs for line-of-credit arrangements, this standard clarifies that the Securities and Exchange Commission ("SEC") Staff would not object to an entity deferring and presenting these debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement.

		January 1, 2016	The adoption of this ASU did not have an effect on our consolidated financial condition or results of operations.
ASU 2016-09, Improvements to Employee Share-Based Payment Accounting

These amendments require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled rather than through additional paid-in capital in the equity section of the balance sheet.  The amendments also permit an employer to repurchase an employee's shares at the maximum statutory tax rate in the employee's applicable jurisdiction for tax withholding purposes without triggering liability accounting.  Finally, the amendments permit entities to make a one-time accounting policy election to account for forfeitures as they occur.  Specific adoption methods depend on the issue being adopted and range from prospective to retrospective adoption.  Early adoption is permitted; however, all amendments must be adopted in the same period.  If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.

		Early adopted as of October 1, 2016	We recognized an income tax benefit of $4 million in federal income tax expense (benefit) in our Consolidated Statements of Comprehensive Income (Loss) for the year ended December 31, 2016.

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Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-09, Revenue from Contracts with Customers & ASU 2015-14, Revenue from Contracts with Customers; Deferral of the Effective Date

This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services.  The amendments define a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity's performance obligation.  Retrospective application is required.  After performing extensive outreach, the FASB decided to delay the effective date of ASU 2014-09 for one year.  Early application is permitted but only for annual reporting periods beginning after December 15, 2016.

January 1, 2018

Our primary sources of revenues are recognized in accordance with ASC Topic 944, Financial Services - Insurance ("Topic 944").  All contracts within the scope of Topic 944 are excluded from the scope of ASU 2014-09.  The initial phase of our adoption project indicates the revenue we report in other revenues in our Consolidated Statements of Comprehensive Income (Loss) is our primary revenue source that is within scope of this ASU.  We continue to evaluate the impact of adopting this ASU on our revenue recognition for contracts within scope.

ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities

These amendments require, among other things, the fair value measurement of investments in equity securities and certain other ownership interests that do not result in consolidation and are not accounted for under the equity method of accounting.  The change in fair value of the impacted investments in equity securities must be recognized in net income.  In addition, the amendments include certain enhancements to the presentation and disclosure requirements for financial assets and financial liabilities.  Early adoption of the ASU is generally not permitted, except as defined in the ASU.  The amendments should be adopted in the financial statements through a cumulative-effect adjustment to the beginning balance of retained earnings.

January 1, 2018

We hold equity securities classified as AFS securities that are currently measured at fair value with changes in fair value recognized through OCI.  Upon adoption of this ASU, we will be required to recognize changes in fair value of our equity securities through net income.  See Note 6 for details regarding our equity securities currently classified as AFS securities.

ASU 2016-02, Leases

This standard establishes a new accounting model for leases.  Lessees will recognize most leases on the balance sheet as a right-of-use asset and a related lease liability.  The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and including adjustments for certain lease incentives and initial direct costs.  Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current GAAP.  This ASU permits a modified retrospective adoption approach that includes a number of optional practical expedients that entities may elect upon adoption.  Early adoption is permitted.

January 1, 2019

We are currently identifying all of our leases that will be within the scope of this standard; as such, we continue to evaluate the quantitative impact of adopting this ASU on our Consolidated Balance Sheets. Based on our initial assessment, we do not expect there to be a significant difference in our pattern of lease expense recognition under this ASU.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-05, Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships

The amendments clarify that a change in the counterparty to a derivative instrument identified in a hedging relationship in and of itself does not require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met.  The ASU may be adopted prospectively or through a modified retrospective approach.  Early adoption is permitted.

		January 1, 2017	This amendment is not expected to have a material effect on our consolidated financial condition and results of operations.
ASU 2016-06, Contingent Put and Call Options in Debt Instruments

The amendments clarify the requirements for assessing whether contingent call and put options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts.  Upon adoption of this ASU, entities will be required to assess embedded call and put options solely in accordance with the four-step decision sequence that was developed by the FASB Derivatives Implementation Group.  The ASU should be adopted based on a modified retrospective basis for existing debt instruments.  Early adoption is permitted.

		January 1, 2017	This amendment is not expected to have a material effect on our consolidated financial condition and results of operations.
ASU 2016-08, Principal versus Agent Considerations (Reporting Revenue Gross versus Net)

These amendments clarify the implementation guidance on principal versus agent considerations in ASU 2014-09, including how an entity should identify the unit of accounting for the principal versus agent evaluation.  In addition, the amendments clarify how to apply the control principle to certain types of arrangements, such as service transactions, by explaining what a principal controls before the good or service is transferred to the customer.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations. See comments under ASU 2014-09 for more information.
ASU 2016-10, Identifying Performance Obligations and Licensing

These amendments clarify, among other things, the accounting guidance in ASU 2014-09 regarding how an entity will determine whether promised goods or services are separately identifiable, which is an important consideration in determining whether to account for goods or services as a separate performance obligation.   Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations. See comments under ASU 2014-09 for more information.
ASU 2016-12, Narrow Scope Improvements and Practical Expedients

The standard update amends the revenue recognition guidance in ASU 2014-09 related to transition, collectability, noncash consideration and the presentation of sales and other similar taxes. The amendments clarify that, for a contract to be considered completed at transition, substantially all of the revenue must have been recognized under current GAAP.  The amendments also clarify how an entity should evaluate the collectability threshold and when an entity can recognize nonrefundable consideration received as revenue if an arrangement does not meet the standard's contract criteria.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations. See comments under ASU 2014-09 for more information.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-13, Measurement of Credit Losses on Financial Instruments

These amendments adopt a new model to measure and recognize credit losses for most financial assets.  The method used to measure estimated credit losses for AFS debt securities will be unchanged from current GAAP; however, the amendments require credit losses to be recognized through an allowance rather than as a reduction to the amortized cost of those debt securities.  The amendments will permit entities to recognize improvements in credit loss estimates on AFS debt securities by reducing the allowance account immediately through earnings.  The amendments will be adopted through a cumulative effect adjustment to the beginning balance of retained earnings as of the first reporting period in which the amendments are effective.  Early adoption is permitted for annual periods beginning after December 15, 2018, and interim periods therein.

January 1, 2020

We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations, with a primary focus on our fixed maturity securities (see Note 6).  We currently reduce the amortized cost of the individual security when recognizing OTTI on these securities.  Upon adoption of ASU 2016-13, we will no longer reduce the amortized cost of each individual security; rather we will establish a valuation allowance, and any declines or improvements in credit quality will be recognized through the valuation allowance.

ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments

These amendments clarify the classification of eight specific cash flow issues in an entity's statement of cash flows where it was determined by the FASB that there is diversity in practice.  Early adoption of the amendments is permitted, and retrospective transition is required for each period presented in the statement of cash flows.

		January 1, 2018	We are currently evaluating these disclosure requirements and will amend classifications in our Consolidated Statements of Cash Flows upon adoption as applicable.
ASU 2016-16, Intra-Entity Asset Transfers Other Than Inventory

This amendment requires an entity to recognize current and deferred income taxes for an intra-entity asset transfer, other than inventory, when the transfer occurs, thereby eliminating the current GAAP exception that prohibits the recognition of income taxes until the asset has been sold to an outside party.  Early adoption is permitted as of the beginning of the annual reporting period for which financial statements have not been issued.

		January 1, 2018	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations.
ASU 2016-18, Restricted Cash

This amendment requires that amounts generally described as restricted cash and restricted cash equivalents should be included within cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.  Early adoption is permitted using a retrospective transition method applied to each period presented.

		January 1, 2018	We will provide these additional disclosures in our Consolidated Statements of Cash Flows upon the adoption date as applicable.
ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers

These amendments clarify 13 issues related to the adoption of ASU 2014-09.  The most significant issue of these amendments for us is the clarification that all contracts within the scope of Topic 944 are excluded from the scope of ASU 2014-09, rather than just insurance contracts as described in ASU 2014-09.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations. See comments under ASU 2014-09 for more information.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2017-04, Simplifying the Test for Goodwill Impairment

These amendments eliminate the requirement in current GAAP to perform Step 2 of the goodwill impairment test in favor of only applying Step 1.  Under Step 1, the fair value of the reporting unit is compared with its carrying value, and an impairment charge is recognized when the carrying value exceeds the reporting unit's fair value.  An entity still has the option to first perform a qualitative assessment of an individual reporting unit to determine if the quantitative assessment in Step 1 is necessary.  ASU 2017-04 should be adopted prospectively, and early adoption is permitted on impairment testing dates after January 1, 2017.

		Impairment tests performed after January 1, 2020	We are currently evaluating the impact of adopting this ASU on our consolidated financial condition and results of operations.

3.  Dispositions

LFM

On July 16, 2015, we closed on the sale of LFM to Entercom Communications Corp. ("Entercom Parent") and Entercom Radio, LLC.  We received $75 million in cash, net of transaction expenses, and $28 million face amount of perpetual cumulative convertible preferred stock of Entercom Parent.

As of December 31, 2014, we adjusted the carrying amount of the assets and liabilities of LFM that were to be sold to fair value less cost to sell and reclassified such amounts as held-for-sale within other assets and other liabilities on our Consolidated Balance Sheets.  Accordingly, we recognized a loss of $28 million, after-tax, during the fourth quarter of 2014 reflected within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss).  During 2015, we recognized an additional loss of $2 million, after-tax, related to finalizing the transaction.

4.  Business Ceded, Recaptured and Novated

Business Ceded

We completed a reinsurance transaction during 2014 whereby we ceded a block of business to LNBAR that resulted in the release of $64 million of statutory capital previously supporting a portion of statutory reserves related to our Worksite UL business.  The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2014:

Assets
Cash and invested cash	$(1)
DAC and VOBA	(12)
Reinsurance recoverables	3
Other assets (deferred loss on business sold through reinsurance)	9
Total assets	$(1)

Liabilities
Other liabilities	(1)
Total liabilities	$(1)

We completed a reinsurance transaction during 2014 whereby we ceded an additional block of business to LNBAR that resulted in the release of $28 million of statutory capital previously supporting a portion of statutory reserves related to our UL/survivorship UL

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("SUL") business.  The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2014:

Assets
Cash and invested cash	$(2)
DAC and VOBA	(8)
Reinsurance recoverables	5
Other assets (deferred loss on business sold through reinsurance)	1
Total assets	$(4)

Liabilities
Other contract holder funds	$(2)
Other liabilities	(2)
Total liabilities	$(4)

Business Recaptured

We completed a reinsurance transaction during 2014 whereby we entered into an agreement to recapture certain traditional and interest sensitive business under several yearly renewable term reinsurance treaties that were originally ceded to a reinsurer.  As part of this agreement, we received cash consideration of $500 million, of which $78 million represented reimbursement for prepaid reinsurance premiums related to the recaptured treaties.  We recognized a one-time gain of $57 million, after-tax, related to this recapture with the remaining difference between the proceeds and the gain being driven primarily by increases in reserves of $226 million and a reduction of DAC of $123 million.

5.  Variable Interest Entities

Consolidated VIEs

Credit-Linked Notes

We have invested in the Class 1 notes of two credit-linked note ("CLN") structures, which represent special purpose trusts combining ABS with credit default swaps to produce multi-class structured securities.  The CLN structures also include subordinated Class 2 notes, which are held by third parties, and, together with the Class 1 notes, represent 100% of the outstanding notes of the CLN structures.  The entities that issued the CLNs are financed by the note holders, and, as such, the note holders participate in the expected losses and residual returns of the entities.

Because the note holders do not have voting rights or similar rights, we determined the entities issuing the CLNs are VIEs, and as a note holder, our interest represented a variable interest.  We have the power to direct the most significant activity affecting the performance of both CLN structures, as we have the ability to actively manage the reference portfolios underlying the credit default swaps.  In addition, we receive returns from the CLN structures and may absorb losses that could potentially be significant to the CLN structures.  As such, we concluded that we are the primary beneficiary of the VIEs associated with the CLNs.  We reflect the assets and liabilities on our Consolidated Balance Sheets and recognize the results of operations of these VIEs on our Consolidated Statements of Comprehensive Income (Loss).

As a result of consolidating the CLNs, we also consolidate the derivative instruments in the CLN structures.  The credit default swaps create variability in the CLN structures and expose the note holders to the credit risk of the referenced portfolio.  The contingent forward contracts transfer a portion of the loss in the underlying fixed maturity corporate asset-backed credit card loan securities back to the counterparty after credit losses reach our attachment point.

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The following summarizes information regarding the CLN structures (dollars in millions) as of December 31, 2016:

Amount and Date of Issuance
$200
April
2007
Original attachment point (subordination)	2.05%
Current attachment point (subordination)	1.48%
Maturity	3/20/2017
Current rating of tranche	BB
Current rating of underlying reference obligations	AAA - CCC
Number of defaults in underlying reference obligations	2
Number of entities	99
Number of countries	21

As of December 2016, our $400 million CLN matured, and we no longer reflect the assets and liabilities associated with the VIE on our Consolidated Balance Sheets or recognize the results of operations of this VIE on our Consolidated Statements of Comprehensive Income (Loss).  We did not incur any principal losses under the CLN structure, and we no longer have any exposure to losses related to this VIE.

There has been no event of default on the remaining CLN.  Based upon our analysis, the remaining subordination as represented by the attachment point should be sufficient to absorb future credit losses, subject to changing market conditions.  Similar to other debt instruments, our maximum principal loss is limited to our original investment.

The following summarizes the exposure of the CLN structure's underlying reference portfolios by industry and rating as of December 31, 2016:

	AAA	AA	A	BBB	BB	B	CCC	Total
Industry
Financial intermediaries	0.0%	3.0%	7.1%	2.0%	0.0%	0.0%	0.0%	12.1%
Telecommunications	0.0%	1.0%	2.0%	3.1%	1.0%	0.0%	0.0%	7.1%
Oil and gas	1.0%	3.0%	0.0%	5.1%	1.0%	1.0%	0.0%	11.1%
Utilities	0.0%	0.0%	3.0%	4.1%	0.0%	0.0%	0.0%	7.1%
Chemicals and plastics	0.0%	0.0%	3.1%	1.0%	1.0%	0.0%	0.0%	5.1%
Drugs	1.0%	0.0%	2.0%	0.0%	0.0%	0.0%	0.0%	3.0%
Retailers (except food
and drug)	0.0%	0.0%	3.0%	1.0%	0.0%	0.0%	0.0%	4.0%
Industrial equipment	0.0%	0.0%	3.1%	2.0%	0.0%	0.0%	0.0%	5.1%
Sovereign	0.0%	2.1%	3.0%	2.0%	1.0%	0.0%	0.0%	8.1%
Conglomerates	0.0%	1.0%	2.0%	0.0%	0.0%	0.0%	0.0%	3.0%
Forest products	0.0%	0.0%	0.0%	0.0%	1.0%	0.0%	0.0%	1.0%
Other	0.0%	1.0%	9.1%	12.1%	8.1%	2.0%	1.0%	33.3%
Total	2.0%	11.1%	37.4%	32.4%	13.1%	3.0%	1.0%	100.0%

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Asset and liability information (dollars in millions) for the consolidated VIEs included on our Consolidated Balance Sheets was as follows:

	As of December 31, 2016			As of December 31, 2015
	Number			Number
	of	Notional	Carrying	of	Notional	Carrying
	Instruments	Amounts	Value	Instruments	Amounts	Value
Assets
Fixed maturity securities:
Asset-backed credit card loans (1)	N/A	$-	$200	N/A	$-	$598
Credit default swaps	1	200	-	-	-	-
Total assets	1	$200	$200	-	$-	$598

Liabilities
Non-qualifying hedges:
Credit default swaps	-	$-	$-	2	$600	$4
Contingent forwards	1	-	-	2	-	-
Total liabilities (2)	1	$-	$-	4	$600	$4

(1)	Reported in variable interest entities' fixed maturity securities on our Consolidated Balance Sheets.
(2)	Reported in variable interest entities' liabilities on our Consolidated Balance Sheets.

For details related to the fixed maturity AFS securities for these VIEs, see Note 6.

As described more fully in Note 1, we regularly review our investment holdings for OTTI.  Based upon this review, we believe that the AFS fixed maturity securities were not other-than-temporarily impaired as of December 31, 2016.

The gains (losses) for the consolidated VIEs (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended
	December 31,
	2016	2015
Non-Qualifying Hedges
Credit default swaps	$4	$9
Contingent forwards	-	-
Total non-qualifying hedges (1)	$4	$9

(1)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

Unconsolidated VIEs

Reinsurance Related Notes

Effective October 1, 2015, our special purpose financial insurance company subsidiary, the Lincoln Reinsurance Company of Vermont VI, issued a long-term surplus note for $275 million to a non-affiliated VIE in exchange for two corporate bond AFS securities of like principal and duration.  The activities of the VIE are primarily to acquire, hold and issue notes and loans and to pay and collect interest on the notes and loans.  The outstanding principal balance of the long-term surplus note was $474 million as of December 31, 2016, and is variable in nature; moving concurrently with any variability in the face amount of the corporate bond AFS securities.  We have concluded that we are not the primary beneficiary of the non-affiliated VIE because we do not have power over the activities that most significantly affect its economic performance.  In addition, the terms of the long-term surplus note provide us with a set-off right with the corporate bond AFS securities we purchased from the VIE; therefore, neither appears on our Consolidated Balance Sheets.

Structured Securities

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager.  These structured securities include our RMBS, CMBS, CLOs and CDOs.  We have not provided financial or other support with respect to these VIEs other than our original investment.  We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits.  Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments.  We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets.  For information about these structured securities, see Note 6.

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Limited Partnerships and Limited Liability Companies

We invest in certain limited partnerships ("LPs") and limited liability companies ("LLCs"), including qualified affordable housing projects, that we have concluded are VIEs.  We do not hold any substantive kick-out or participation rights in the LPs and LLCs, and we do not receive any performance fees or decision maker fees from the LPs and LLCs.  Based on our analysis of the LPs and LLCs, we are not the primary beneficiary of the VIEs, as we do not have the power to direct the most significant activities of the LPs and LLCs.

The carrying amounts of our investments in the LPs and LLCs are recognized in other investments on our Consolidated Balance Sheets and were $1.3 billion and $1.2 billion as of December 31, 2016 and 2015, respectively.  Included in these carrying amounts are our investments in qualified affordable housing projects, which were $37 million and $47 million as of December 31, 2016 and 2015, respectively.  We do not have any contingent commitments to provide additional capital funding to these qualified affordable housing projects.  We receive returns from these qualified affordable housing projects in the form of income tax credits and other tax benefits, which are recognized in federal income tax expense (benefit) on our Consolidated Statements of Comprehensive Income (Loss) and were $3 million and less than $1 million for the years ended December 31, 2016 and 2015, respectively.  Our exposure to loss is limited to the capital we invest in the LPs and LLCs, and there have been no indicators of impairment that would require us to recognize an impairment loss related to the LPs and LLCs as of December 31, 2016.

6.  Investments

AFS Securities

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

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The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

	As of December 31, 2016
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities:
Corporate bonds	$72,706	$4,583	$931	$(5)	$76,363
ABS	1,016	39	13	(12)	1,054
U.S. government bonds	345	34	2	-	377
Foreign government bonds	445	57	1	-	501
RMBS	3,316	141	65	(5)	3,397
CMBS	341	8	4	(1)	346
CLOs	742	1	3	(4)	744
State and municipal bonds	3,811	703	19	-	4,495
Hybrid and redeemable preferred securities	568	68	47	-	589
VIEs' fixed maturity securities	200	-	-	-	200
Total fixed maturity securities	83,490	5,634	1,085	(27)	88,066
Equity securities	260	18	3	-	275
Total AFS securities	$83,750	$5,652	$1,088	$(27)	$88,341

	As of December 31, 2015
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities:
Corporate bonds	$70,584	$3,787	$1,913	$1	$72,457
ABS	1,022	40	16	(12)	1,058
U.S. government bonds	346	41	2	-	385
Foreign government bonds	459	60	1	-	518
RMBS	3,400	178	35	(11)	3,554
CMBS	347	10	2	(4)	359
CLOs	587	1	3	(3)	588
State and municipal bonds	3,706	672	12	-	4,366
Hybrid and redeemable preferred securities	745	86	44	-	787
VIEs' fixed maturity securities	596	2	-	-	598
Total fixed maturity securities	81,792	4,877	2,028	(29)	84,670
Equity securities	226	17	6	-	237
Total AFS securities	$82,018	$4,894	$2,034	$(29)	$84,907

(1)	Includes unrealized (gains) and losses on impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2016, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$2,920	$2,961
Due after one year through five years	18,077	18,978
Due after five years through ten years	17,694	18,022
Due after ten years	39,184	42,364
Subtotal	77,875	82,325
Structured securities (ABS, MBS, CLOs)	5,615	5,741
Total fixed maturity AFS securities	$83,490	$88,066

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

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The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2016
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$15,099	$542	$3,117	$390	$18,216	$932
ABS	201	5	281	23	482	28
U.S. government bonds	18	2	-	-	18	2
Foreign government bonds	29	1	-	-	29	1
RMBS	876	50	374	22	1,250	72
CMBS	187	4	18	2	205	6
CLOs	259	3	25	-	284	3
State and municipal bonds	208	11	47	8	255	19
Hybrid and redeemable preferred securities	75	3	142	44	217	47
Total fixed maturity securities	16,952	621	4,004	489	20,956	1,110
Equity securities	4	2	44	2	48	4
Total AFS securities	$16,956	$623	$4,048	$491	$21,004	$1,114

Total number of AFS securities in an unrealized loss position						1,692

	As of December 31, 2015
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$19,285	$1,307	$2,349	$613	$21,634	$1,920
ABS	212	4	257	27	469	31
U.S. government bonds	15	2	-	-	15	2
Foreign government bonds	37	1	-	-	37	1
RMBS	593	21	362	21	955	42
CMBS	114	2	11	2	125	4
CLOs	271	2	49	1	320	3
State and municipal bonds	124	8	27	4	151	12
Hybrid and redeemable preferred securities	37	1	147	43	184	44
Total fixed maturity securities	20,688	1,348	3,202	711	23,890	2,059
Equity securities	47	6	-	-	47	6
Total AFS securities	$20,735	$1,354	$3,202	$711	$23,937	$2,065

Total number of AFS securities in an unrealized loss position						1,923

For information regarding our investments in VIEs, see Note 5.

29

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2016
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$164	$49	$2	19
Nine months or greater, but less than twelve months	1	1	-	2
Twelve months or greater	358	166	10	62
Total	$523	$216	$12	83

	As of December 31, 2015
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$1,536	$678	$2	135
Six months or greater, but less than nine months	76	85	-	19
Nine months or greater, but less than twelve months	39	38	-	2
Twelve months or greater	153	83	15	60
Total	$1,804	$884	$17	216

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities decreased $951 million for the year ended December 31, 2016.  As discussed further below, we believe the unrealized loss position as of December 31, 2016, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2016, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2016, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2016, the unrealized losses associated with our MBS and ABS were attributable primarily to collateral losses and credit spreads.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each temporarily impaired security.

As of December 31, 2016, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each security.

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Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Balance as of beginning-of-year	$363	$360	$378
Increases attributable to:
Credit losses on securities for which an OTTI was not previously recognized	83	19	4
Credit losses on securities for which an OTTI was previously recognized	16	15	15
Decreases attributable to:
Securities sold, paid down or matured	(51)	(31)	(37)
Balance as of end-of-year	$411	$363	$360

During 2016, 2015 and 2014, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

Details of the amount of credit loss of OTTI recognized in net income (loss) for which a portion related to other factors was recognized in OCI (in millions), were as follows:

	As of December 31, 2016
		Net
		Unrealized		OTTI in
	Amortized	Gain/(Loss)	Fair	Credit
	Cost	Position	Value	Losses
Corporate bonds	$80	$5	$85	$77
ABS	201	12	213	106
RMBS	310	6	316	183
CMBS	29	1	30	37
CLOs	11	3	14	5
State and municipal bonds	2	-	2	3
Total	$633	$27	$660	$411

	As of December 31, 2015
		Net
		Unrealized		OTTI in
	Amortized	Gain/(Loss)	Fair	Credit
	Cost	Position	Value	Losses
Corporate bonds	$31	$(2)	$29	$28
ABS	186	13	199	101
RMBS	341	10	351	182
CMBS	34	4	38	47
CLOs	11	2	13	5
Total	$603	$27	$630	$363

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Trading Securities

Trading securities at fair value (in millions) consisted of the following:

	As of December 31,
	2016	2015
Fixed maturity securities:
Corporate bonds	$1,275	$1,328
ABS	19	25
U.S. government bonds	164	221
Foreign government bonds	23	24
RMBS	95	102
CMBS	2	4
CLOs	6	10
State and municipal bonds	17	17
Hybrid and redeemable preferred securities	23	31
Total trading securities	$1,624	$1,762

The portion of the market adjustment for trading gains and losses recognized in realized gain (loss) that relate to trading securities still held as of December 31, 2016, 2015 and 2014, was $(3) million, $(96) million and $40 million, respectively.

Mortgage Loans on Real Estate

Mortgage loans on real estate principally involve commercial real estate.  The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in California, which accounted for 20% and 21%, respectively, and Texas, which accounted for 11% and 10%, respectively, of mortgage loans on real estate as of December 31, 2016 and 2015.

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2016	2015
Current	$9,762	$8,512
Valuation allowance associated with impaired mortgage loans on real estate	(2)	(2)
Unamortized premium (discount)	1	3
Total carrying value	$9,761	$8,513

The number of impaired mortgage loans on real estate, each of which had an associated specific valuation allowance, and the carrying value of impaired mortgage loans on real estate (dollars in millions) were as follows:

	As of December 31,
	2016	2015
Number of impaired mortgage loans on real estate	2	2

Principal balance of impaired mortgage loans on real estate	$7	$8
Valuation allowance associated with impaired mortgage loans on real estate	(2)	(2)
Carrying value of impaired mortgage loans on real estate	$5	$6

The changes in the valuation allowance associated with impaired mortgage loans on real estate (in millions) were as follows:

	As of December 31,
	2016	2015	2014
Balance as of beginning-of-year	$2	$3	$3
Additions	-	-	-
Charge-offs, net of recoveries	-	(1)	-
Balance as of end-of-year	$2	$2	$3

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The average carrying value on the impaired mortgage loans on real estate (in millions) was as follows:

	For the Years Ended December 31,
	2016	2015	2014
Average carrying value for impaired mortgage loans on real estate	$6	$17	$24
Interest income recognized on impaired mortgage loans on real estate	-	1	2
Interest income collected on impaired mortgage loans on real estate	-	1	2

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

	As of December 31, 2016			As of December 31, 2015
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
Loan-to-Value Ratio	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$8,604	88.1%	2.16	$7,591	89.2%	2.07
65% to 74%	1,009	10.3%	1.87	650	7.6%	1.60
75% to 100%	143	1.5%	0.86	266	3.1%	0.80
Greater than 100%	5	0.1%	1.04	6	0.1%	1.05
Total mortgage loans on real estate	$9,761	100.0%		$8,513	100.0%

Alternative Investments

As of December 31, 2016 and 2015, alternative investments included investments in 202 and 190 different partnerships, respectively, and the portfolio represented approximately 1% of our overall invested assets.

Net Investment Income

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Fixed maturity AFS securities	$4,019	$3,981	$3,937
Equity AFS securities	11	9	9
Trading securities	94	102	119
Mortgage loans on real estate	413	385	367
Real estate	1	1	3
Policy loans	139	150	153
Invested cash	12	3	1
Commercial mortgage loan prepayment and bond make-whole premiums	115	98	132
Alternative investments	75	88	130
Consent fees	5	5	2
Other investments	4	6	(2)
Investment income	4,888	4,828	4,851
Investment expense	(257)	(217)	(203)
Net investment income	$4,631	$4,611	$4,648

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Realized Gain (Loss) Related to Certain Investments

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

	For The Years Ended December 31,
	2016	2015	2014
Fixed maturity AFS securities: (1)
Gross gains	$65	$41	$37
Gross losses	(227)	(94)	(28)
Equity AFS securities:
Gross gains	8	3	5
Gross losses	(1)	-	-
Gain (loss) on other investments	(62)	(7)	4
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(24)	(26)	(31)
Total realized gain (loss) related to certain investments, pre-tax	$(241)	$(83)	$(13)

(1)	These amounts are represented net of related fair value hedging activity. See Note 7 for more information.

Details underlying write-downs taken as a result of OTTI that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above and the portion of OTTI recognized in OCI (in millions) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
OTTI Recognized in Net Income (Loss)
Fixed maturity securities:
Corporate bonds	$(80)	$(42)	$(1)
ABS	(5)	(6)	(10)
RMBS	(10)	(7)	(7)
CMBS	(1)	(1)	(1)
State and municipal bonds	(3)	-	-
Total fixed maturity securities	(99)	(56)	(19)
Equity securities	(1)	-	-
Gross OTTI recognized in net income (loss)	(100)	(56)	(19)
Associated amortization of DAC, VOBA, DSI and DFEL	-	6	4
Net OTTI recognized in net income (loss), pre-tax	$(100)	$(50)	$(15)

Portion of OTTI Recognized in OCI
Gross OTTI recognized in OCI	$53	$29	$11
Change in DAC, VOBA, DSI and DFEL	(12)	(4)	(1)
Net portion of OTTI recognized in OCI, pre-tax	$41	$25	$10

Determination of Credit Losses on Corporate Bonds and ABS

As of December 31, 2016 and 2015, we reviewed our corporate bond and ABS portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Credit ratings express opinions about the credit quality of a security.  Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor's ("S&P") Rating Services or Baa3 or higher by Moody's Investors Service ("Moody's"), are generally considered by the rating agencies and market participants to be low credit risk.  As of December 31, 2016 and 2015, 95% and 96%, respectively, of the fair value of our corporate bond portfolio was rated investment grade.  As of December 31, 2016 and 2015, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $3.7 billion and $3.6 billion, respectively, and a fair value of $3.6 billion and $3.2 billion, respectively.  As of December 31, 2016 and 2015, 96% and 95%, respectively, of the fair value of our ABS portfolio was rated investment grade.  As of December 31, 2016 and 2015, the portion of our ABS portfolio rated below investment grade had an amortized cost of $87 million and $104 million, respectively, and a fair value of $73 million and $89 million, respectively.  Based upon the analysis discussed above, we believed as of December 31, 2016 and 2015, that we would recover the amortized cost of each investment grade corporate bond and ABS security.

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Determination of Credit Losses on MBS

As of December 31, 2016 and 2015, default rates were projected by considering underlying MBS loan performance and collateral type.  Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments (in millions) included on our Consolidated Balance Sheets and the fair value of the related investments or collateral consisted of the following:

	As of December 31, 2016		As of December 31, 2015
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$813	$813	$1,294	$1,294
Securities pledged under securities lending agreements (2)	217	209	242	231
Securities pledged under repurchase agreements (3)	530	555	674	706
Investments pledged for Federal Home Loan Bank of
Indianapolis ("FHLBI") (4)	3,350	4,947	2,355	3,391
Total payables for collateral on investments	$4,910	$6,524	$4,565	$5,622

(1)    We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties' credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  See Note 7 for additional information.

(2)    Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively.  We value collateral daily and obtain additional collateral when deemed appropriate.  The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.

(3)    Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets.  We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary.  The cash received in our repurchase program is typically invested in fixed maturity AFS securities.

(4)    Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets.  The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate.  The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2016	2015	2014
Collateral payable for derivative investments	$(481)	$(283)	$1,313
Securities pledged under securities lending agreements	(25)	38	20
Securities pledged under repurchase agreements	(144)	69	75
Securities pledged for Term Asset-Backed Securities Loan Facility	-	-	(36)
Investments pledged for FHLBI	995	430	74
Total increase (decrease) in payables for collateral on investments	$345	$254	$1,446

35

We have elected not to offset our repurchase agreements and securities lending transactions in our financial statements.  The remaining contractual maturities of repurchase agreements and securities lending transactions accounted for as secured borrowings were as follows:

	As of December 31, 2016
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater Than 90 Days	Total
Repurchase Agreements
RMBS	$-	$-	$-	$-	$-
Corporate bonds	-	-	384	146	530
Total	-	-	384	146	530
Securities Lending
Corporate bonds	212	-	-	-	212
Foreign government bonds	5	-	-	-	5
Total	217	-	-	-	217
Total secured borrowings	$217	$-	$384	$146	$747

	As of December 31, 2015
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater Than 90 Days	Total
Repurchase Agreements
RMBS	$-	$-	$-	$250	$250
Corporate bonds	-	-	275	149	424
Total	-	-	275	399	674
Securities Lending
Corporate bonds	242	-	-	-	242
Foreign government bonds	-	-	-	-	-
Total	242	-	-	-	242
Total secured borrowings	$242	$-	$275	$399	$916

We accept collateral in the form of securities in connection with repurchase agreements. In instances where we are permitted to sell or re-pledge the securities received, we report the fair value of the collateral received and a related obligation to return the collateral in the financial statements.  In addition, we receive securities in connection with securities borrowing agreements which we are permitted to sell or re-pledge.  As of December 31, 2016, the fair value of all collateral received that we are permitted to sell or re-pledge was $171 million.  As of December 31, 2016, we have not sold or re-pledged this collateral.

Investment Commitments

As of December 31, 2016, our investment commitments were $1.2 billion, which included $741 million of LPs, $183 million of private placement securities and $259 million of mortgage loans on real estate.

Concentrations of Financial Instruments

As of December 31, 2016 and 2015, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $1.5 billion and $1.7 billion, respectively, or 1% and 2% of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $1.1 billion and $1.2 billion, respectively, or 1% of our invested assets portfolio.

As of December 31, 2016 and 2015, our most significant investments in one industry were our investment securities in the consumer non-cyclical industry with a fair value of $13.0 billion and $11.7 billion, respectively, or 12% of our invested assets portfolio, and our investment securities in the utilities industry with a fair value of $12.8 billion and $12.3 billion, respectively, or 12% of our invested assets portfolio.

Assets on Deposit

The Company had investment assets on deposit with regulatory agencies with a fair market value of $67 million and $66 million as of December 31, 2016 and 2015, respectively.

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7.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, default risk, basis risk and credit risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 21 for additional disclosures related to the fair value of our derivative instruments and Note 5 for derivative instruments related to our consolidated VIEs.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchases of certain assets.

Interest Rate Cap Corridors

We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts.  Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate.  For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate.  The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate.  There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

Interest Rate Futures

We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Interest Rate Swap Agreements

We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges to hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the fair value of certain fixed-rate securities due to interest rate risks.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Currency Futures

We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products.  Currency futures exchange one currency for another at a specified date in the future at a specified rate of exchange.

37

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges, to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies.  A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified rate of exchange.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500 Index®

Our indexed annuity and indexed universal life ("IUL") contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index® ("S&P 500").  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Consumer Price Index Swaps

We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products.  Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

Equity Futures

We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products.  These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

Put Options

We use put options to hedge the liability exposure on certain options in variable annuity products.  Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

Total Return Swaps

We use total return swaps to hedge the liability exposure on certain options in variable annuity products.  We receive a floating rate of interest and pay the total return on a portfolio of indexes.

In addition, we use total return swaps to hedge a portion of the liability related to our deferred compensation plans.  We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

Variance Swaps

We use variance swaps to hedge the liability exposure on certain options in variable annuity products.  Variance swaps are contracts entered into at no cost whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception of the contract.

Credit Contracts

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

Credit Default Swaps - Buying Protection

We use credit default swaps to hedge the liability exposure on certain options in variable annuity products.

We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

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Credit Default Swaps - Selling Protection

We sell credit default swaps to offer credit protection to contract holders and investors.  The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers.  A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer.  A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features.  Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.    We rebalance our hedge positions based upon changes in these factors as needed.  While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.  However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC ("embedded derivative reserves").  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Reinsurance Related Embedded Derivatives

We have certain Modco arrangements and CFW reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We are involved in an inter-company reinsurance agreement where we cede the risk under certain UL contracts for no lapse benefit guarantees to LNBAR.  If our contract holders' account value is not sufficient to pay the cost of insurance charges required to keep the policy inforce, and the contract holder has made required deposits, LNBAR will reimburse us for the charges.

39

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2016			As of December 31, 2015
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$2,089	$68	$77	$1,474	$192	$29
Foreign currency contracts (1)	1,177	153	10	910	84	2
Total cash flow hedges	3,266	221	87	2,384	276	31
Fair value hedges:
Interest rate contracts (1)	637	-	182	654	-	198
Non-Qualifying Hedges
Interest rate contracts (1)	70,290	985	701	71,899	1,087	330
Foreign currency contracts (1)	14	-	-	74	-	-
Equity market contracts (1)	28,142	542	616	27,712	680	269
Credit contracts (2)	66	-	-	103	-	9
Embedded derivatives:
GLB reserves (3)	-	371	-	-	952	-
GLB reserves (2)	-	-	371	-	-	952
Reinsurance related (4)	-	58	-	-	95	-
Indexed annuity and IUL contracts (5)	-	-	1,139	-	-	1,100
Total derivative instruments	$102,415	$2,177	$3,096	$102,826	$3,090	$2,889

(1)	Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)	Reported in other liabilities on our Consolidated Balance Sheets.
(3)	Reported in other assets on our Consolidated Balance Sheets.
(4)	Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)	Reported in future contract benefits on our Consolidated Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2016
	Less Than	1 - 5	6 - 10	11 - 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$11,102	$25,280	$23,164	$13,470	$-	$73,016
Foreign currency contracts (2)	50	109	346	686	-	1,191
Equity market contracts	15,751	9,369	1,872	17	1,133	28,142
Credit contracts	50	16	-	-	-	66
Total derivative instruments
with notional amounts	$26,953	$34,774	$25,382	$14,173	$1,133	$102,415

(1)	As of December 31, 2016, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was November 2046.
(2)	As of December 31, 2016, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was December 2045.

40

The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2016	2015	2014
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$157	$127	$5
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period:
Cash flow hedges:
Interest rate contracts	(165)	(202)	78
Foreign currency contracts	(10)	17	36
Change in foreign currency exchange rate adjustment	96	48	50
Change in DAC, VOBA, DSI and DFEL	2	3	2
Income tax benefit (expense)	27	46	(58)
Less:
Reclassification adjustment for gains (losses) included in net income (loss):
Cash flow hedges:
Interest rate contracts (1)	5	(190)	(22)
Interest rate contracts (2)	1	-	-
Foreign currency contracts (1)	11	6	-
Foreign currency contracts (2)	7	-	-
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	2	1
Income tax benefit (expense)	(8)	64	7
Balance as of end-of-year	$93	$157	$127

(1)	The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	The OCI offset is reported within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

41

The gains (losses) on derivative instruments (in millions) recorded within net income (loss) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$5	$8	$(22)
Interest rate contracts (2)	1	-	-
Foreign currency contracts (1)	11	6	-
Foreign currency contracts (2)	7	-	-
Total cash flow hedges	24	14	(22)
Fair value hedges:
Interest rate contracts (1)	(28)	(30)	-
Interest rate contracts (2)	16	(198)	-
Total fair value hedges	(12)	(228)	-
Non-Qualifying Hedges
Interest rate contracts (2)	181	304	1,304
Foreign currency contracts (2)	(14)	(11)	(8)
Equity market contracts (2)	(1,253)	(118)	(215)
Equity market contracts (3)	12	1	11
Credit contracts (2)	(5)	(6)	(1)
Embedded derivatives:
Other assets - GLB reserves (2)	(581)	778	1,391
Other liabilities - GLB reserves (2)	581	(778)	(1,391)
Reinsurance related (2)	(57)	221	(242)
Indexed annuity and IUL contracts (2)	(120)	(57)	(210)
Total derivative instruments	$(1,244)	$120	$617

(1)	Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2)	Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3)	Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) recognized as a component of OCI (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Offset to net investment income	$16	14	(22)
Offset to realized gain (loss)	8	-	-

As of December 31, 2016, $21 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.  This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2016 and 2015, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

42

Information related to our credit default swap liabilities for which we are the seller (dollars in millions) was as follows:

As of December 31, 2016
			Credit
	Reason	Nature	Rating of	Number		Maximum
	for	of	Underlying	of	Fair	Potential
Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
3/20/2017 (3)	(4)	(5)	BBB+	2	$-	$40
				2	$-	$40

As of December 31, 2015
			Credit
	Reason	Nature	Rating of	Number		Maximum
	for	of	Underlying	of	Fair	Potential
Maturity	Entering	Recourse	Obligation (1)	Instruments	Value (2)	Payout
12/20/2016 (3)	(4)	(5)	BBB-	2	$(2)	$45
3/20/2017 (3)	(4)	(5)	BBB-	3	(7)	58
				5	$(9)	$103

(1)	Represents average credit ratings based on the midpoint of the applicable ratings among Moody's, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2)	Broker quotes are used to determine the market value of our credit default swaps.
(3)	These credit default swaps were sold to a counterparty of the consolidated VIEs discussed in Note 5.
(4)	Credit default swaps were entered into in order to generate income by providing default protection in return for a quarterly payment.
(5)	Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.

Details underlying the associated collateral of our credit default swaps for which we are the seller if credit risk-related contingent features were triggered (in millions) were as follows:

	As of December 31,
	2016	2015
Maximum potential payout	$40	$103
Less: Counterparty thresholds	-	-
Maximum collateral potentially required to post	$40	$103

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding.  If these netting agreements were not in place, we would have been required to post less than $1 million of collateral as of December 31, 2016.

Credit Risk

We are exposed to credit loss in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty's credit spread over the estimated weighted average life of the counterparty exposure less collateral held.  As of December 31, 2016, the NPR adjustment was less than $1 million.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements.  Under some ISDA agreements, our insurance subsidiaries have agreed to maintain certain financial strength or claims-paying ratings.  A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds.  These thresholds vary by counterparty and credit rating.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  As of December 31, 2016, our exposure was $5 million.

43

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2016		As of December 31, 2015
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LNL	Counter-	LNL
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LNL)	Party)	LNL)	Party)

AA-	$53	$(32)	$92	$-
A+	10	(217)	67	-
A	394	(335)	791	(107)
A-	67	-	11	-
BBB+	289	-	333	-
	$813	$(584)	$1,294	$(107)

Balance Sheet Offsetting

Information related to the effects of offsetting on our Consolidated Balance Sheets (in millions) was as follows:

	As of December 31, 2016
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,211	$429	$1,640
Gross amounts offset	(311)	-	(311)
Net amount of assets	900	429	1,329
Gross amounts not offset:
Cash collateral	(813)	-	(813)
Net amount	$87	$429	$516

Financial Liabilities
Gross amount of recognized liabilities	$1,274	$1,510	$2,784
Gross amounts offset	(536)	-	(536)
Net amount of liabilities	738	1,510	2,248
Gross amounts not offset:
Cash collateral	(584)	-	(584)
Net amount	$154	$1,510	$1,664

44

	As of December 31, 2015
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$1,981	$1,048	$3,029
Gross amounts offset	(496)	-	(496)
Net amount of assets	1,485	1,048	2,533
Gross amounts not offset:
Cash collateral	(1,294)	-	(1,294)
Net amount	$191	$1,048	$1,239

Financial Liabilities
Gross amount of recognized liabilities	$340	$2,053	$2,393
Gross amounts offset	(61)	-	(61)
Net amount of liabilities	279	2,053	2,332
Gross amounts not offset:
Cash collateral	(107)	-	(107)
Net amount	$172	$2,053	$2,225

8.  Federal Income Taxes

The federal income tax expense (benefit) (in millions) was as follows:

	For the Years Ended December 31,
	2016	2015	2014
Current	$25	$71	$104
Deferred	242	224	116
Federal income tax expense (benefit)	$267	$295	$220

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2016	2015	2014
Tax rate of 35% times pre-tax income	$504	$514	$425
Effect of:
Tax-preferred investment income	(196)	(192)	(174)
Tax credits	(28)	(26)	(24)
Change in uncertain tax positions	(11)	1	(12)
Excess tax benefits from share-based
compensation	(4)	-	-
Other items	2	(2)	5
Federal income tax expense (benefit)	$267	$295	$220
Effective tax rate	19%	20%	18%

The effective tax rate is the ratio of tax expense over pre-tax income (loss).  The tax preferred investment income relates primarily to the separate account dividends-received deduction.  The separate account dividends-received deduction benefit was $175 million, $188 million and $158 million for the years ended December 31, 2016, 2015 and 2014.  Tax benefits for uncertain tax positions for the year ended December 31, 2016, are primarily attributable to the release of reserves associated with prior tax years that closed during 2016.  A tax benefit was also recorded for the year ended December 31, 2016, in association with the early adoption of ASU 2016-09, Improvements to Employee-Based Payment Accounting.  For more information, see Note 2.  We file with a consolidated group, however we calculate our tax expense on a separate company basis.

45

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2016	2015
Current	$164	$104
Deferred	(3,062)	(2,422)
Total federal income tax asset (liability)	$(2,898)	$(2,318)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2016	2015
Deferred Tax Assets
Future contract benefits and other contract holder funds	$986	$960
Deferred gain on business sold through reinsurance	-	30
Reinsurance related embedded derivative asset	-	25
Compensation and benefit plans	187	186
Tax credits	85	33
Other	19	172
Total deferred tax assets	1,277	1,406
Deferred Tax Liabilities
DAC	2,038	2,147
VOBA	306	306
Net unrealized gain on AFS securities	1,596	1,084
Net unrealized gain on trading securities	65	67
Intangibles	20	7
Investment activity	125	183
Deferred gain on business sold through reinsurance	51	-
Reinsurance related embedded derivative asset	20	-
Other	118	34
Total deferred tax liabilities	4,339	3,828
Net deferred tax asset (liability)	$(3,062)	$(2,422)

As of December 31, 2016, we had $85 million of alternative minimum tax credits that are not subject to expiration.  Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2016 and 2015, $1 million and $10 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.  A reconciliation of the unrecognized tax benefits (in millions) was as follows:

	For the Years Ended
	December 31,
	2016	2015
Balance as of beginning-of-year	$10	$10
Increases for current year tax positions	1	-
Decreases for expiring statutes	(10)	-
Balance as of end-of-year	$1	$10

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  For the years ended December 31, 2016, 2015 and 2014, we recognized interest and penalty expense (benefit) related to uncertain tax positions of $(2) million, $1 million and $(12) million, respectively.  We had accrued interest and penalty expense related to the unrecognized tax benefits of zero and $2 million as of December 31, 2016 and 2015, respectively.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  We are currently not under examination by the Internal Revenue Service; however, tax years 2013 and forward remain open.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

46

9.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Balance as of beginning-of-year	$8,620	$7,527	$7,690
Business acquired (sold) through reinsurance	-	38	(20)
Deferrals	1,339	1,483	1,525
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(879)	(813)	(956)
Unlocking	(276)	(232)	18
Adjustment related to realized (gains) losses	(51)	(44)	(58)
Adjustment related to unrealized (gains) losses	(484)	661	(672)
Balance as of end-of-year	$8,269	$8,620	$7,527

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Balance as of beginning-of-year	$873	$628	$1,169
Business acquired (sold) through reinsurance	-	(22)	2
Deferrals	3	8	9
Amortization:
Amortization, excluding unlocking	(105)	(128)	(185)
Unlocking	36	(82)	(21)
Accretion of interest (1)	52	56	64
Adjustment related to realized (gains) losses	(2)	(1)	(1)
Adjustment related to unrealized (gains) losses	17	414	(409)
Balance as of end-of-year	$874	$873	$628

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.2% to 6.9%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2016, was as follows:

2017	$60
2018	59
2019	69
2020	73
2021	73

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Balance as of beginning-of-year	$301	$285	$310
Deferrals	25	29	13
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(28)	(33)	(37)
Unlocking	(2)	2	2
Adjustment related to realized (gains) losses	(2)	(1)	(3)
Adjustment related to unrealized (gains) losses	(1)	19	-
Balance as of end-of-year	$293	$301	$285

47

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Balance as of beginning-of-year	$1,923	$1,365	$1,899
Business acquired (sold) through reinsurance	-	-	(2)
Deferrals	628	537	400
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(345)	(299)	(326)
Unlocking	(63)	(66)	(50)
Adjustment related to realized (gains) losses	(11)	(8)	(8)
Adjustment related to unrealized (gains) losses	(277)	394	(548)
Balance as of end-of-year	$1,855	$1,923	$1,365

10.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

	For the Years Ended December 31,
	2016	2015	2014
Direct insurance premiums and fee income	$9,373	$9,354	$8,880
Reinsurance assumed	105	83	16
Reinsurance ceded	(1,728)	(1,652)	(1,917)
Total insurance premiums and fee income	$7,750	$7,785	$6,979

Direct insurance benefits	$6,112	$6,304	$5,970
Reinsurance recoveries netted against benefits	(1,865)	(1,775)	(1,616)
Total benefits	$4,247	$4,529	$4,354

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2016, the policy for our reinsurance program was to retain up to $20 million on a single insured life. As the amount we retain varies by policy, we reinsured approximately 25% of the mortality risk on newly issued life insurance contracts in 2016.  As of December 31, 2016, approximately 36% of our total individual life in-force amount was reinsured.  Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2016, the reserves associated with these reinsurance arrangements totaled $584 million.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders.  Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to us.  We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $6.8 billion and $7.1 billion as of December 31, 2016 and 2015, respectively.  Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions.  As such, Swiss Re reinsured certain liabilities and obligations under the indemnity reinsurance agreements and thereby represents our largest reinsurance exposure.  As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $2.2 billion and $2.4 billion as of December 31, 2016 and 2015, respectively.  Swiss Re has funded a trust, with a balance of $2.6 billion as of December 31, 2016, to support this business.  In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves.  These assets consist of those reported as trading securities and certain mortgage loans.  Our liabilities for funds withheld and embedded derivatives as of December 31, 2016, included $495 million and $47 million, respectively, related to the business sold to Swiss Re.

We recorded the gain related to the indemnity reinsurance transactions with Swiss Re as a deferred gain on business sold through reinsurance on our Consolidated Balance Sheets.  The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.  We amortized $48 million, after-tax, of deferred gain on business sold through reinsurance during 2016, 2015 and 2014, respectively.  The deferred gain on business sold through reinsurance will be substantially amortized during the first quarter of 2017.

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11.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2016
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$440
Retirement Plan Services	20	-	-	20
Life Insurance	2,186	(647)	-	1,539
Group Protection	274	-	-	274
Total goodwill	$3,520	$(1,247)	$-	$2,273

	For the Year Ended December 31, 2015
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$1,040	$(600)	$-	$440
Retirement Plan Services	20	-	-	20
Life Insurance	2,186	(647)	-	1,539
Group Protection	274	-	-	274
Total goodwill	$3,520	$(1,247)	$-	$2,273

The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2016		As of December 31, 2015
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$100	$43	$100	$39
Retirement Plan Services:
Mutual fund contract rights (1)	5	-	5	-
Total	$105	$43	$105	$39

(1)	No amortization recorded as the intangible asset has indefinite life.

Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2016, was as follows:

2017	$4
2018	4
2019	4
2020	4
2021	4
Thereafter	37

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12.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2016 (1)	2015 (1)
Return of Net Deposits
Total account value	$87,707	$85,345
Net amount at risk (2)	824	1,201
Average attained age of contract holders	63 years	63 years

Minimum Return
Total account value	$105	$111
Net amount at risk (2)	22	24
Average attained age of contract holders	75 years	75 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$24,605	$24,659
Net amount at risk (2)	782	1,345
Average attained age of contract holders	69 years	69 years

(1)    Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

(2)    Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.

The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

	For the Years Ended December 31,
	2016	2015	2014
Balance as of beginning-of-year	$115	$89	$73
Changes in reserves	34	52	34
Benefits paid	(39)	(26)	(18)
Balance as of end-of-year	$110	$115	$89

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2016	2015
Asset Type
Domestic equity	$50,337	$46,668
International equity	16,714	17,686
Bonds	26,318	25,386
Money market	11,477	12,488
Total	$104,846	$102,228

Percent of total variable annuity
separate account values	99%	99%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  These UL and VUL products with secondary guarantees represented 36% of total life insurance in-force reserves as of December 31, 2016 and 2015.    UL and VUL products with secondary guarantees represented 33% of total sales for the years ended December 31, 2016 and 2015, and 39% for the year ended December 31, 2014.

50

13.  Short-Term and Long-Term Debt

Details underlying short-term and long-term debt (in millions) were as follows:

	As of December 31,
	2016	2015
Short-Term Debt
Short-term debt (1)	$280	$90

Long-Term Debt, Excluding Current Portion
LIBOR + 3 bps loan, due 2017	$-	$250
Surplus notes due LNC:
LIBOR + 142 bps surplus note, due 2023	240	240
9.76% surplus note, due 2024	50	50
6.56% surplus note, due 2028	500	500
LIBOR + 111 bps surplus note, due 2028	71	71
LIBOR + 226 bps surplus note, due 2028	533	479
6.03% surplus note, due 2028	750	750
LIBOR + 200 bps surplus note, due 2035	30	30
LIBOR + 100 bps surplus note, due 2037	375	375
Total surplus notes	2,549	2,495
Total long-term debt	$2,549	$2,745

(1)    The short-term debt represents short-term notes payable to LNC.

Future principal payments due on long-term debt (in millions) as of December 31, 2016, were as follows:

2017	$-
2018	-
2019	-
2020	-
2021	-
Thereafter	2,549
Total	$2,549

We prepaid the $250 million floating-rate loan outstanding under our borrowing capacity with the FHLBI due June 20, 2017, in December 2016.

On June 28, 2013, we issued a surplus note of $240 million to LNC.  The note calls for us to pay the principal amount of the note on or before June 28, 2023, and interest to be paid quarterly at an annual rate of the London Interbank Offered Rate ("LIBOR") + 142 bps.  Subject to approval by the Indiana Insurance Commissioner (the "Commissioner"), we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

We issued a surplus note of $50 million to LNC in 1994.  The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%.  Subject to approval by the Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Commissioner.

On October 1, 2013, we issued a surplus note of $71 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

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On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million.  The outstanding principal amount as of December 31, 2016, was $533 million.  The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998.  The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%.  Subject to approval by the Commissioner, LNC has the right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note.  Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Commissioner.

On October 1, 2015, we issued a surplus note of $30 million to LNC.  The note calls for us to pay the principal amount of the note on or before September 28, 2035, and interest to be paid quarterly at an annual rate of LIBOR + 200 bps.  Subject to approval by the Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008.  The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.

14.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisors and unclaimed property laws.

LNL and its affiliates are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2016.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL's financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss.  For such matters in which a loss is probable, an accrual has been made.  For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made.  Accordingly, the estimate contained in this paragraph reflects two types of matters.  For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued.  In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount.  For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable.  In these cases, the estimate reflects the reasonably possible loss or range of loss.  As of December 31, 2016, we estimate the aggregate range of reasonably possible losses to be up to approximately $50 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss.  We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts and the progress of settlement negotiations.  On a

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quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

Cost of Insurance Litigation

Glover v. Connecticut General Life Insurance Company and The Lincoln National Life Insurance Company, filed in the U.S. District Court for the District of Connecticut, No. 3:16cv00827, is a putative class action that was served on LNL on June 8, 2016.  Plaintiff is the owner of a universal life insurance policy who alleges that LNL charged more for cost of insurance than permitted by the policy.  Plaintiff seeks to represent all universal life and variable universal life policyholders who owned policies containing cost of insurance provisions that are similar to those of Plaintiff's policy and seeks damages on behalf of all such policyholders.  We are vigorously defending this matter.

Helen Hanks v. The Lincoln Life and Annuity Company of New York  and Voya Retirement Insurance and Annuity Company ("Voya"), filed in the U.S. District Court for the Southern District of New York, No. 16cv6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased cost of insurance rates on Plaintiff's policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff's policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to cost of insurance rate increases in 2016 and seeks damages on their behalf.  We are vigorously defending this matter.

EFG Bank AG, Cayman Branch, et al. v. The Lincoln National Life Insurance Company, pending in the U.S. District Court for the Central District of California, No. 2:17-cv-00817, is a civil action filed on February 1, 2017.  Plaintiffs own Legend Series universal life insurance policies originally issued by Jefferson-Pilot (now Lincoln).  Plaintiffs allege that Lincoln breached the terms of policyholders' contracts when it increased cost of insurance rates beginning in 2016.  We are vigorously defending this matter.

Swenson, et al. v. The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln National Corporation, Voya Retirement Insurance and Annuity Company, and Voya Financial, Inc., pending in the U.S. District Court for the Eastern District of Washington, No. 2:17-cv-00048, is a putative class action filed on February 1, 2017.  Plaintiffs own universal life insurance policies originally issued by Aetna (now Voya).  Plaintiffs allege that Lincoln breached the terms of policyholders' contracts when it increased cost of insurance rates beginning in 2016.  Plaintiffs seek to represent multiple subclasses of policy owners and seek damages on their behalf.  We are vigorously defending this matter.

In re: Lincoln National COI Litigation, pending in the U.S. District Court for the Eastern District of Pennsylvania, Master File No. 16-cv-06605-GJP, is a consolidated litigation matter related to multiple putative class action filings that were consolidated by an order dated March 20, 2017. In addition to consolidating a number of existing matters, the order also covers any future filed cases in the same district related to the same subject matter.  Plaintiffs own universal life insurance policies originally issued by Jefferson Pilot (now Lincoln). Plaintiffs allege that LNL breached the terms of policyholders' contracts when it increased cost of insurance rates beginning in 2016. Plaintiffs seek to represent classes of policyowners and seek damages on their behalf. We are vigorously defending this matter.

Commitments

Operating Leases

We lease our home office properties.  In 2006, we exercised the right and option to extend the Fort Wayne lease for two extended terms such that the lease shall expire in 2019.  We retain our right and option to exercise the remaining four extended terms of five years each in accordance with the lease agreement.  These agreements also provide us with the right of first refusal to purchase the properties at a price defined in the agreements and the option to purchase the leased properties at fair market value on the last day of any renewal period.  In 2012, we exercised the right and option to extend the Hartford lease for one extended term such that the lease shall expire in 2018.  In 2016, we renegotiated this lease with a new term expiring in 2028.  During 2016, a lease commenced in Atlanta, Georgia at our RiverEdge Summit location and the lease shall expire in 2027.

Total rental expense on operating leases for the years ended December 31, 2016, 2015 and 2014, was $37 million, $35 million and $38 million, respectively.  Future minimum rental commitments (in millions) as of December 31, 2016, were as follows:

2017	$36
2018	34
2019	31
2020	25
2021	21
Thereafter	61
Total	$208

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Capital Leases

In December 2016 and 2015, we entered into sale-leaseback transactions on $85 million and $47 million, respectively,  (net of amortization) of assets.  These transactions have been classified as capital leases on our Consolidated Balance Sheets.  These assets will continue to be amortized on a straight-line basis over the assets' remaining lives.  Total accumulated amortization related to these leased assets as of December 31, 2016 and 2015, was $92 million and $64 million, respectively.  Future minimum lease payments under capital leases (in millions) as of December 31, 2016, were as follows:

2017	$5
2018	5
2019	87
2020	50
2021	60
Thereafter	27
Total minimum lease payments	234
Less: Amount representing interest	20
Present value of minimum lease payments	$214

Vulnerability from Concentrations

As of December 31, 2016, we did not have a concentration of:  business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.

Although we do not have any significant concentration of customers, our American Legacy Variable Annuity ("ALVA") product offered in our Annuities segment is significant to this segment.  The ALVA product accounted for 21%, 18% and 20% of Annuities' variable annuity product deposits in 2016, 2015 and 2014, respectively, and represented approximately 41%, 42% and 44% of the segment's total variable annuity product account values as of December 31, 2016, 2015 and 2014, respectively.  In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance SeriesSM ("AFIS") funds.  For the Annuities segment, AFIS funds accounted for 23%, 20% and 22% of variable annuity product deposits in 2016, 2015 and 2014, respectively, and represented 47%, 48% and 50% of the segment's total variable annuity product account values as of December 31, 2016, 2015 and 2014, respectively.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(10) million and $(17) million as of December 31, 2016 and 2015, respectively.

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15.  Shares and Stockholder's Equity

All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2016	2015	2014
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$934	$3,054	$1,453
Unrealized holding gains (losses) arising during the year	1,549	(4,386)	3,745
Change in foreign currency exchange rate adjustment	(100)	(45)	(47)
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	(460)	1,293	(1,252)
Income tax benefit (expense)	(351)	1,095	(857)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(155)	147	14
Associated amortization of DAC, VOBA, DSI and DFEL	(22)	(28)	(32)
Income tax benefit (expense)	62	(42)	6
Balance as of end-of-year	$1,687	$934	$3,054
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$19	$19	$(10)
(Increases) attributable to:
Gross OTTI recognized in OCI during the year	(53)	(29)	(11)
Change in DAC, VOBA, DSI and DFEL	12	4	1
Income tax benefit (expense)	14	8	3
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of AFS securities	51	43	61
Change in DAC, VOBA, DSI and DFEL	(7)	(17)	(6)
Income tax benefit (expense)	(15)	(9)	(19)
Balance as of end-of-year	$22	$19	$19
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$157	$127	$5
Unrealized holding gains (losses) arising during the year	(175)	(185)	114
Change in foreign currency exchange rate adjustment	96	48	50
Change in DAC, VOBA, DSI and DFEL	2	3	2
Income tax benefit (expense)	27	46	(58)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	24	(184)	(22)
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	2	1
Income tax benefit (expense)	(8)	64	7
Balance as of end-of-year	$93	$157	$127
Funded Status of Employee Benefit Plans
Balance as of beginning-of-year	$(19)	$(21)	$(18)
Adjustment arising during the year	(2)	3	(5)
Income tax benefit (expense)	1	(1)	2
Balance as of end-of-year	$(20)	$(19)	$(21)

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The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2016	2015	2014
Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$(155)	$147	$14	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(22)	(28)	(32)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(177)	119	(18)	operations before taxes
Income tax benefit (expense)	62	(42)	6	Federal income tax expense (benefit)
Reclassification, net of income tax	$(115)	$77	$(12)	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$3	$2	$61	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	-	(6)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	3	2	55	operations before taxes
Income tax benefit (expense)	-	-	(19)	Federal income tax expense (benefit)
Reclassification, net of income tax	$3	$2	$36	Net income (loss)

Unrealized Gain (Loss) on Derivative Instruments
Gross reclassifications:
Interest rate contracts	$5	$(190)	$(22)	Net investment income
Interest rate contracts	1	-	-	Total realized gain (loss)
Foreign currency contracts	11	6	-	Net investment income
Foreign currency contracts	7	-	-	Total realized gain (loss)
Total gross reclassifications	24	(184)	(22)
Associated amortization of DAC,
VOBA, DSI and DFEL	(2)	2	1	Commissions and other expenses
Reclassifications before income				Income (loss) from continuing
tax benefit (expense)	22	(182)	(21)	operations before taxes
Income tax benefit (expense)	(8)	64	7	Federal income tax expense (benefit)
Reclassification, net of income tax	$14	$(118)	$(14)	Net income (loss)

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16.  Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Total realized gain (loss) related to certain investments (1)	$(241)	$(83)	$(13)
Realized gain (loss) on the mark-to-market on certain instruments (2)	(66)	123	(250)
Indexed annuity and IUL contracts net derivatives results: (3)
Gross gain (loss)	(1)	(78)	(35)
Associated amortization of DAC, VOBA, DSI and DFEL	(4)	14	6
Variable annuity net derivatives results: (4)
Gross gain (loss)	(166)	(161)	(150)
Associated amortization of DAC, VOBA, DSI and DFEL	(32)	(34)	(36)
Realized gain (loss) on sale of subsidiaries/businesses (5)	-	(3)	(46)
Total realized gain (loss)	$(510)	$(222)	$(524)

(1)	See "Realized Gain (Loss) Related to Certain Investments" section in Note 6.
(2)

Represents changes in the fair values of certain derivative investments (not including those associated with our variable and indexed annuity and IUL contracts net derivatives results), reinsurance related embedded derivatives and trading securities.

(3)

Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL contracts along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.

(4)

Includes the net difference in the change in embedded derivative reserves of our GLB riders and the change in the fair value of the derivative instruments we own to hedge the change in embedded derivative reserves on our GLB riders and the benefit ratio unlocking on our GDB riders, including the cost of purchasing the hedging instruments.

(5)	See "LFM" in Note 3.

17.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2016	2015	2014
Commissions	$1,927	$2,082	$2,100
General and administrative expenses	1,623	1,683	1,582
Expenses associated with reserve financing and unrelated LOCs	40	32	31
DAC and VOBA deferrals and interest, net of amortization	(170)	(292)	(454)
Broker-dealer expenses	320	329	302
Specifically identifiable intangible asset amortization	4	4	4
Media expenses	-	28	60
Taxes, licenses and fees	261	243	251
Total	$4,005	$4,109	$3,876

18.  Retirement and Deferred Compensation Plans

Defined Benefit Pension and Other Postretirement Benefit Plans

We maintain defined benefit pension plans in which certain agents are participants.  These defined benefit pension plans are closed to new entrants and existing participants do not accrue any additional benefits.  We comply with applicable minimum funding requirements and do not expect to be required to make any contributions to these pension plans in 2017.  We sponsor other postretirement benefit plans that provide health care and life insurance to certain retired agents.  Total net periodic cost (recovery) for these plans was $3 million during 2016, 2015 and 2014.  In 2017, we expect to make benefit payments of approximately $12 million for these plans.

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Information (in millions) with respect to these plans was as follows:

	As of or For the Years Ended December 31,
	2016	2015	2016	2015

			Other Postretirement
	Pension Plans		Benefit Plans
Fair value of plan assets	$117	$124	$7	$7
Projected benefit obligation	117	117	11	15
Funded status of plan	$-	$7	$(4)	$(8)

Amounts Recognized on the
Consolidated Balance Sheets
Other assets	$2	$9	$-	$-
Other liabilities	(2)	(2)	(4)	(8)
Net amount recognized	$-	$7	$(4)	$(8)

Weighted-Average Assumptions
Benefit obligations:
Weighted-average discount rate	4.50%	4.50%	4.50%	4.50%
Net periodic benefit cost:
Weighted-average discount rate	4.50%	4.00%	4.50%	4.00%
Expected return on plan assets	5.50%	5.00%	6.50%	6.50%

The weighted average discount rate was determined based on a corporate yield curve as of December 31, 2016, and projected benefit obligation cash flows.  The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans' target plan allocation.  We reevaluate these assumptions each plan year.

The following summarizes our fair value measurements of our benefit plans' assets (in millions) on a recurring basis by asset category:

	As of December 31,
	2016	2015

Fixed maturity securities:
Corporate bonds	$21	$25
U.S. government bonds	93	94
Cash and invested cash	2	5
Other investments	8	7
Total	$124	$131

See "Fair Value Measurement" in Note 1 for discussion on how we categorize our pension plans' assets into the three-level fair value hierarchy.  See "Financial Instruments Carried at Fair Value" in Note 21 for a summary of our fair value measurement of our pension plans' assets by the three-level fair value hierarchy.

Participation in Defined Benefit Pension and Other Postretirement Benefit Plans

We participate in defined benefit pension plans that are sponsored by LNC for certain employees and non-employee directors.  These defined benefit pension plans are closed to new entrants, and existing participants do not accrue any additional benefits.  We also participate in other postretirement benefit plans sponsored by LNC that provide health care and life insurance to certain retired employees.  Our expense for these plans was $9 million, $30 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Defined Contribution Plans

We sponsor tax-qualified defined contribution plans for eligible agents that are administered in accordance with the plan documents and various limitations under section 401(a) of the Internal Revenue Code of 1986.  We also participate in defined contribution plans sponsored by LNC for eligible employees.  Our expense for these plans was $83 million, $79 million and $75 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Deferred Compensation Plans

We sponsor non-qualified, unfunded, deferred compensation plans for certain current and former agents.  Certain current employees participate in non-qualified, unfunded, deferred compensation plans sponsored by LNC.  The results of certain notional investment

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options within some of the plans are hedged by total return swaps.  Our expenses increase or decrease in direct proportion to the change in market value of the participants' investment options.  Participants of certain plans are able to select LNC stock as a notional investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans.  For further discussion of total return swaps related to our deferred compensation plans, see Note 7.  Our expense for these plans was $22 million, $12 million and $21 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Information (in millions) with respect to these plans was as follows:

	As of December 31,
	2016	2015
Total liabilities (1)	$440	$417
Investments dedicated to fund liabilities (2)	159	151

(1)Reported in other liabilities on our Consolidated Balance Sheets.

(2)Reported in other assets on our Consolidated Balance Sheets.

19.  Stock-Based Incentive Compensation Plans

Our employees and agents are included in LNC's various incentive plans that provide for the issuance of stock options, performance shares (performance-vested shares as opposed to time-vested shares), stock appreciation rights ("SARs") and restricted stock units ("RSUs").  LNC issues new shares to satisfy option exercises.

Total compensation expense (in millions) for all of our stock-based incentive plans was as follows:

	For the Years Ended December 31,
	2016	2015	2014
Stock options	$9	$7	$9
Performance shares	10	11	12
SARs	3	-	2
RSUs	22	21	15
Total	$44	$39	$38

Recognized tax benefit	$15	$14	$13

20.  Statutory Information and Restrictions

We prepare financial statements in accordance with statutory accounting principles ("SAP") prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our states of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to the LNC holding company amounts (in millions) below consist of all or a combination of the following entities:  LNL, Lincoln Reinsurance Company of South

Carolina, LLANY, Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont II, Lincoln Reinsurance

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Company of Vermont III, Lincoln Reinsurance Company of Vermont IV, Lincoln Reinsurance Company of Vermont V and Lincoln Reinsurance Company of Vermont VI.

	As of December 31,
	2016	2015
U.S. capital and surplus	$8,017	$7,614

	For the Years Ended December 31,
	2016	2015	2014
U.S. net gain (loss) from operations, after-tax	$1,088	$583	$1,170
U.S. net income (loss)	982	786	1,401
U.S. dividends to LNC holding company	950	1,121	705

Comparison of 2016 to 2015

Statutory net income (loss) increased due primarily to changes in estimate on reserves for certain products and gains related to reinsurance transactions, partially offset by lower realized gains on investments.

Comparison of 2015 to 2014

Statutory net income (loss) decreased due primarily to the recapture in 2014 of certain traditional and interest sensitive business under several yearly renewable term reinsurance treaties that were originally ceded to a reinsurer, a change in estimate on reserves for certain products in 2014 and a decrease in favorable tax items.

Our states of domicile, Indiana for LNL and New York for LLANY, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York.  The Vermont insurance subsidiaries also have an accounting practice permitted by the state of Vermont that differs from that found in NAIC SAP.  Specifically, the permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under a letter of credit ("LOC") and the value of the Valuation of Life Insurance Policies Model Regulation ("XXX") additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2016 and 2015.  The permitted practice is related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of Actuarial Guideline 48 ("AG48").

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

	As of December 31,
	2016	2015
State Prescribed Practices
Calculation of reserves using the Indiana universal life method	$79	$109
Calculation of reserves using continuous CARVM	-	(1)
Conservative valuation rate on certain annuities	(49)	(43)
Vermont Subsidiaries Permitted Practice
Lesser of LOC and XXX additional reserve as surplus (1)	2,855	2,835

(1)The permitted practice is related to structures that continue to be allowed in accordance with the grandfathered structures under the provisions of AG48.

During the third quarter of 2013, the New York State Department of Financial Services announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees. The change, which was effective as of December 31, 2013, impacts our New York-domiciled insurance subsidiary, LLANY. Although LLANY discontinued the sale of these products in early 2013, the change affected those policies previously sold. We began phasing in the increase in reserves in 2013 at $90 million per year over five years. As of December 31, 2016, we had increased reserves by $360 million.

The NAIC has adopted risk-based capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the "RBC ratio"), also as defined by the NAIC.  The company action level may be triggered if

60

the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2016, the Company's RBC ratio was nearly five times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company.  Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Commissioner, only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of the insurer's contract holders' surplus, as shown on its last annual statement on file with the Commissioner or the insurer's statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus.  Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits.  LNL's subsidiary, LLANY, a New York domiciled insurance company, is bound by similar restrictions, under New York law, with the applicable statutory limitation on dividends equal to the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $745 million in 2017 without prior approval from the respective state commissioner.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

21.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2016		As of December 31, 2015
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
AFS securities:
Fixed maturity securities	$87,866	$87,866	$84,072	$84,072
VIEs' fixed maturity securities	200	200	598	598
Equity securities	275	275	237	237
Trading securities	1,624	1,624	1,762	1,762
Mortgage loans on real estate	9,761	9,719	8,513	8,762
Derivative investments (1)	900	900	1,486	1,486
Other investments	2,034	2,034	1,588	1,588
Cash and invested cash	2,057	2,057	2,400	2,400
Reinsurance related embedded derivatives	58	58	95	95
Other assets - reinsurance recoverable	371	371	952	952
Separate account assets	128,397	128,397	123,619	123,619

Liabilities
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives	(1,139)	(1,139)	(1,100)	(1,100)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(629)	(629)	(687)	(687)
Account values of certain investment contracts	(31,475)	(35,647)	(30,346)	(34,567)
Short-term debt	(280)	(280)	(90)	(90)
Long-term debt	(2,549)	(2,739)	(2,745)	(2,662)
VIEs' liabilities - derivative instruments	-	-	(4)	(4)
Other liabilities:
Credit default swaps	-	-	(9)	(9)
Derivative liabilities (1)	(738)	(738)	(271)	(271)
GLB reserves embedded derivatives (2)	(371)	(371)	(952)	(952)

Benefit Plans' Assets (3)	124	124	131	131

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2)	Portions of our GLB reserves embedded derivatives are ceded to third-party reinsurance counterparties. Refer to Note 7 for additional detail.
(3)	Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 18 for information regarding our benefit plans.

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Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments approximates fair value.  Other investments includes primarily LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs.  The inputs used to measure the fair value of our LPs and other privately held investments are classified as Level 3 within the fair value hierarchy.  Other investments also includes securities that are not LPs or other privately held investments and the inputs used to measure the fair  value of these securities are classified as Level 1 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2016 and 2015, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term and Long-Term Debt

The fair value of long-term debt is based on quoted market prices.  For short-term debt, excluding current maturities of long-term debt, the carrying value approximates fair value.  The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2016 or 2015, and we noted no changes in our valuation methodologies between these periods.

62

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2016
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$71,554	$4,809	$76,363
ABS	-	1,021	33	1,054
U.S. government bonds	366	11	-	377
Foreign government bonds	-	390	111	501
RMBS	-	3,394	3	3,397
CMBS	-	339	7	346
CLOs	-	676	68	744
State and municipal bonds	-	4,495	-	4,495
Hybrid and redeemable preferred securities	60	453	76	589
VIEs' fixed maturity securities	-	200	-	200
Equity AFS securities	17	81	177	275
Trading securities	102	1,457	65	1,624
Derivative investments (1)	-	1,148	599	1,747
Cash and invested cash	-	2,057	-	2,057
Reinsurance related embedded derivatives	-	58	-	58
Other assets - reinsurance recoverable	-	-	371	371
Separate account assets	813	127,584	-	128,397
Total assets	$1,358	$214,918	$6,319	$222,595

Liabilities
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,139)	$(1,139)
Other liabilities:
Derivative liabilities (1)	-	(893)	(692)	(1,585)
GLB reserves embedded derivatives	-	-	(371)	(371)
Total liabilities	$-	$(893)	$(2,202)	$(3,095)

Benefit Plans' Assets	$-	$124	$-	$124

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	As of December 31, 2015
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$60	$68,124	$4,273	$72,457
ABS	-	1,013	45	1,058
U.S. government bonds	369	16	-	385
Foreign government bonds	-	407	111	518
RMBS	-	3,553	1	3,554
CMBS	-	349	10	359
CLOs	-	37	551	588
State and municipal bonds	-	4,366	-	4,366
Hybrid and redeemable preferred securities	47	646	94	787
VIEs' fixed maturity securities	-	598	-	598
Equity AFS securities	8	65	164	237
Trading securities	160	1,529	73	1,762
Derivative investments (1)	-	1,190	853	2,043
Cash and invested cash	-	2,400	-	2,400
Reinsurance related embedded derivatives	-	95	-	95
Other assets - reinsurance recoverable	-	-	952	952
Separate account assets	1,053	122,566	-	123,619
Total assets	$1,697	$206,954	$7,127	$215,778

Liabilities
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1,100)	$(1,100)
VIEs' liabilities - derivative instruments	-	-	(4)	(4)
Other liabilities:
Credit default swaps	-	-	(9)	(9)
Derivative liabilities (1)	-	(530)	(298)	(828)
GLB reserves embedded derivatives	-	-	(952)	(952)
Total liabilities	$-	$(530)	$(2,363)	$(2,893)

Benefit Plans' Assets	$-	$131	$-	$131

(1)	Derivative investment assets and liabilities presented within the fair value hierarchy are presented on a gross basis by derivative type and not on a master netting basis by counterparty.

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The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2016
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (4)
Fixed maturity AFS securities:
Corporate bonds	$4,273	$4	$(29)	$159	$402	$4,809
ABS	45	-	(1)	14	(25)	33
U.S. government bonds	-	-	-	(2)	2	-
Foreign government bonds	111	-	-	-	-	111
RMBS	1	-	-	54	(52)	3
CMBS	10	2	(1)	27	(31)	7
CLOs	551	-	-	138	(621)	68
Hybrid and redeemable
preferred securities	94	-	(3)	(15)	-	76
Equity AFS securities	164	5	(4)	12	-	177
Trading securities	73	3	-	6	(17)	65
Derivative investments	555	(483)	(1)	(164)	-	(93)
Other assets - reinsurance recoverable (5)	952	(581)	-	-	-	371
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives (5)	(1,100)	(120)	-	81	-	(1,139)
VIEs' liabilities - derivative instruments (6)	(4)	4	-	-	-	-
Other liabilities:
Credit default swaps (6)	(9)	(6)	-	15	-	-
GLB reserves embedded derivatives (5)	(952)	581	-	-	-	(371)
Total, net	$4,764	$(591)	$(39)	$325	$(342)	$4,117

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	For the Year Ended December 31, 2015
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (4)
Fixed maturity AFS securities:
Corporate bonds	$4,052	$4	$(138)	$298	$57	$4,273
ABS	33	-	-	12	-	45
Foreign government bonds	110	-	1	-	-	111
RMBS	1	3	-	(3)	-	1
CMBS	15	1	8	(14)	-	10
CLOs	368	-	1	194	(12)	551
Hybrid and redeemable
preferred securities	55	-	(3)	-	42	94
Equity AFS securities	157	1	4	3	(1)	164
Trading securities	73	2	(2)	-	-	73
Derivative investments	989	(90)	(41)	(303)	-	555
Other assets - reinsurance recoverable (5)	174	778	-	-	-	952
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives (5)	(1,170)	(57)	-	127	-	(1,100)
VIEs' liabilities - derivative instruments (6)	(13)	9	-	-	-	(4)
Other liabilities:
Credit default swaps (6)	(3)	(6)	-	-	-	(9)
GLB reserves embedded derivatives (5)	(174)	(778)	-	-	-	(952)
Total, net	$4,667	$(133)	$(170)	$314	$86	$4,764

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	For the Year Ended December 31, 2014
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)(3)	Value
Investments: (4)
Fixed maturity AFS securities:
Corporate bonds	$2,951	$8	$28	$1,039	$26	$4,052
ABS	9	-	-	-	24	33
Foreign government bonds	78	-	7	-	25	110
RMBS	1	-	-	-	-	1
CMBS	20	-	2	(13)	6	15
CLOs	178	-	6	134	50	368
State and municipal bonds	28	-	-	-	(28)	-
Hybrid and redeemable
preferred securities	66	-	-	(5)	(6)	55
Equity AFS securities	161	4	(3)	(5)	-	157
Trading securities	53	3	7	10	-	73
Derivative investments	866	72	357	(280)	(26)	989
Other assets: (5)
GLB reserves embedded derivatives	1,244	(1,264)	-	-	20	-
Reinsurance recoverable	-	174	-	-	-	174
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives (5)	(1,048)	(210)	-	88	-	(1,170)
VIEs' liabilities - derivative instruments (6)	(27)	14	-	-	-	(13)
Other liabilities:
Credit default swaps (6)	(2)	(1)	-	-	-	(3)
GLB reserves embedded derivatives (5)	(1,244)	1,090	-	-	(20)	(174)
Total, net	$3,334	$(110)	$404	$968	$71	$4,667

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 7).
(2)

Transfers into or out of Level 3 for AFS and trading securities are displayed at amortized cost as of the beginning-of-year.  For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.

(3)	Transfers into or out of Level 3 for GLB reserves embedded derivatives between future contract benefits, other assets and other liabilities on our Consolidated Balance Sheets.
(4)

Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

(5)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(6)	The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

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 The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2016
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$560	$(62)	$(23)	$(176)	$(140)	$159
ABS	15	-	-	(1)	-	14
U.S. government bonds	-	-	-	(2)	-	(2)
RMBS	54	-	-	-	-	54
CMBS	31	(1)	-	(3)	-	27
CLOs	140	-	-	(2)	-	138
Hybrid and redeemable
preferred securities	-	(15)	-	-	-	(15)
Equity AFS securities	18	(6)	-	-	-	12
Trading securities	7	-	-	(1)	-	6
Derivative investments	176	(169)	(171)	-	-	(164)
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives	(70)	-	-	151	-	81
Other liabilities - credit default swaps	-	15	-	-	-	15
Total, net	$931	$(238)	$(194)	$(34)	$(140)	$325

	For the Year Ended December 31, 2015
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$537	$(38)	$(44)	$(117)	$(40)	$298
ABS	13	-	-	(1)	-	12
RMBS	-	(3)	-	-	-	(3)
CMBS	-	-	-	(13)	(1)	(14)
CLOs	217	-	-	(23)	-	194
Equity AFS securities	43	(40)	-	-	-	3
Trading securities	1	-	-	(1)	-	-
Derivative investments	179	(162)	(320)	-	-	(303)
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives	(51)	-	-	178	-	127
Total, net	$939	$(243)	$(364)	$23	$(41)	$314

	For the Year Ended December 31, 2014
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,939	$(576)	$(115)	$(47)	$(162)	$1,039
CMBS	-	-	-	(13)	-	(13)
CLOs	185	-	-	(46)	(5)	134
Hybrid and redeemable preferred
securities	-	(5)	-	-	-	(5)
Equity AFS securities	-	(5)	-	-	-	(5)
Trading securities	14	-	-	(4)	-	10
Derivative investments	160	(87)	(353)	-	-	(280)
Future contract benefits - indexed annuity
and IUL contracts embedded derivatives	(69)	-	-	157	-	88
Total, net	$2,229	$(673)	$(468)	$47	$(167)	$968

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The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2016	2015	2014
Derivative investments	$(432)	$(102)	$(15)
Embedded derivatives:
Indexed annuity and IUL contracts	(16)	(84)	(37)
Other assets - GLB reserves	1,122	(244)	(678)
Other liabilities - GLB reserves	(1,122)	244	678
VIEs' liabilities - derivative instruments	4	9	14
Credit default swaps	-	(6)	(1)
Total, net (1)	$(444)	$(183)	$(39)

(1)	Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2016
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$605	$(203)	$402
ABS	3	(28)	(25)
U.S. government bonds	9	(7)	2
RMBS	2	(54)	(52)
CMBS	-	(31)	(31)
CLOs	-	(621)	(621)
Trading securities	1	(18)	(17)
Total, net	$620	$(962)	$(342)

	For the Year Ended December 31, 2015
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$224	$(167)	$57
Foreign government bonds	4	(4)	-
CLOs	4	(16)	(12)
Hybrid and redeemable preferred securities	47	(5)	42
Equity AFS securities	-	(1)	(1)
Trading securities	4	(4)	-
Total, net	$283	$(197)	$86

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	For the Year Ended December 31, 2014
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$473	$(447)	$26
ABS	26	(2)	24
Foreign government bonds	25	-	25
CMBS	6	-	6
CLOs	50	-	50
State and municipal bonds	-	(28)	(28)
Hybrid and redeemable preferred securities	17	(23)	(6)
Trading securities	10	(10)	-
Derivative investments	-	(26)	(26)
Other assets - GLB reserves embedded derivatives	20	-	20
Other liabilities - GLB reserves embedded derivatives	-	(20)	(20)
Total, net	$627	$(556)	$71

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2016, 2015 and 2014, transfers in and out of Level 3 were attributable primarily to the securities' observable market information no longer being available or becoming available.  Transfers in and out for GLB reserves embedded derivatives represent reclassifications between future contract benefits and other assets or other liabilities.  Transfers into and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period.  When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result.  When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result.  For the years ended December 31, 2016 and 2014, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.  For the year ended December 31, 2015, the transfers from Level 2 to Level 1 of the fair value hierarchy were $172 million for our financial instruments carried at fair value which was attributable to quoted market prices becoming available.

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The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2016:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$1,780	Discounted cash flow	Liquidity/duration adjustment (1)	0.9%	-	20.4%
ABS	24	Discounted cash flow	Liquidity/duration adjustment (1)	3.5%	-	3.5%
Foreign government bonds	76	Discounted cash flow	Liquidity/duration adjustment (1)	1.8%	-	5.0%
Hybrid and redeemable
preferred securities	4	Discounted cash flow	Liquidity/duration adjustment (1)	2.1%	-	2.1%
Equity AFS securities	26	Discounted cash flow	Liquidity/duration adjustment (1)	4.5%	-	5.1%
Other assets - reinsurance
recoverable	371	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.02%	-	0.35%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%
Liabilities
Future contract benefits - indexed
annuity and IUL contracts
embedded derivatives	$(1,139)	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Other liabilities - GLB reserves
embedded derivatives	(371)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.02%	-	0.35%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%

(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or

71

liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments - An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•

Reinsurance recoverable asset - An increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would result in an increase in the fair value measurement.

•	Indexed annuity and IUL contracts embedded derivatives - An increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.
•

GLB reserves embedded derivatives - Assuming our GLB reserves embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see "Summary of Significant Accounting Policies" above.

22.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), IUL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers principally group non-medical insurance products, including term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of contributory and non-contributory plans.  Its products are marketed primarily through a national distribution system of regional group offices.  These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to our excess capital; investments in media properties (see Note 3 for more information) and other corporate investments; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off institutional pension business, the majority of which was sold on a group annuity basis; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following ("excluded realized gain (loss)"):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities;
▪	Changes in the fair value of the derivatives we own to hedge our GDB riders within our variable annuities;
▪	Changes in the fair value of the embedded derivatives of our GLB riders reflected within variable annuity net derivative results accounted for at fair value;
▪	Changes in the fair value of the derivatives we own to hedge our GLB riders reflected within variable annuity net derivative results; and

72

▪

Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value;

•	Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations; and
•	Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

Segment information (in millions) was as follows:

	For the Years Ended December 31,
	2016	2015	2014
Revenues
Operating revenues:
Annuities	$3,710	$3,815	$3,450
Retirement Plan Services	1,092	1,090	1,081
Life Insurance	5,798	5,484	5,343
Group Protection	2,129	2,356	2,445
Other Operations	301	335	406
Excluded realized gain (loss), pre-tax	(690)	(400)	(689)
Amortization of deferred gain arising from reserve changes on business
sold through reinsurance, pre-tax	3	3	3
Total revenues	$12,343	$12,683	$12,039

	For the Years Ended December 31,
	2016	2015	2014
Net Income (Loss)
Income (loss) from operations:
Annuities	$971	$1,032	$901
Retirement Plan Services	121	134	154
Life Insurance	464	296	373
Group Protection	65	42	23
Other Operations	-	(73)	(13)
Excluded realized gain (loss), after-tax	(450)	(260)	(446)
Income (loss) from reserve changes (net of related amortization)
on business sold through reinsurance, after-tax	2	2	2
Net income (loss)	$1,173	$1,173	$994

73

	For the Years Ended December 31,
	2016	2015	2014
Net Investment Income
Annuities	$983	$977	$1,013
Retirement Plan Services	855	842	828
Life Insurance	2,403	2,390	2,376
Group Protection	176	183	180
Other Operations	214	219	251
Total net investment income	$4,631	$4,611	$4,648

	For the Years Ended December 31,
	2016	2015	2014
Amortization of DAC and VOBA, Net of Interest
Annuities	$310	$284	$346
Retirement Plan Services	27	29	37
Life Insurance	709	806	640
Group Protection	126	80	57
Total amortization of DAC and VOBA, net of interest	$1,172	$1,199	$1,080

	For the Years Ended December 31,
	2016	2015	2014
Federal Income Tax Expense (Benefit)
Annuities	$261	$281	$225
Retirement Plan Services	43	46	48
Life Insurance	210	118	167
Group Protection	35	23	12
Other Operations	(42)	(33)	10
Excluded realized gain (loss)	(241)	(141)	(243)
Reserve changes (net of related amortization)
on business sold through reinsurance	1	1	1
Total federal income tax expense (benefit)	$267	$295	$220

	As of December 31,
	2016	2015
Assets
Annuities	$132,956	$130,840
Retirement Plan Services	34,346	32,651
Life Insurance	75,868	70,695
Group Protection	4,007	4,182
Other Operations	14,874	14,320
Total assets	$262,051	$252,688

74

23.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2016	2015	2014
Interest paid	$91	$106	$104
Income taxes paid (received)	121	125	172
Significant non-cash investing and financing transactions:
Disposal of note receivable from affiliate	-	-	(500)
Acquisition of note receivable from affiliate	42	54	712
Other assets received in our financing transaction	-	252	-
Exchange of surplus note for promissory note with affiliate:
Carrying value of asset	124	123	88
Carrying value of liability	(124)	(123)	(88)
Net asset (liability) from exchange	$-	$-	$-
Reinsurance ceded:
Carrying value of assets	$-	$-	$15
Carrying value of liabilities	-	-	15
Total reinsurance ceded	$-	$-	$30

24.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Balance Sheets:

T

	As of December 31,
	2016	2015
Assets with affiliates:
Accrued inter-company interest receivable	$8	$4	Accrued investment income
Bonds	1,611	1,534	Fixed maturity AFS securities
Ceded reinsurance contracts	(191)	(226)	Deferred acquisition costs and value of
			business acquired
Ceded reinsurance contracts	2,148	1,983	Reinsurance recoverables
Ceded reinsurance contracts	112	184	Reinsurance related embedded derivatives
Ceded reinsurance contracts	198	714	Other assets
Cash management agreement investment	164	98	Other assets
Service agreement receivable	27	42	Other assets
Ceded reinsurance contracts	9	9	Other assets

Liabilities with affiliates:
Accrued inter-company interest payable	26	2	Other liabilities
Assumed reinsurance contracts	31	34	Future contract benefits
Assumed reinsurance contracts	403	414	Other contract holder funds
Service agreement payable	34	34	Other liabilities
Ceded reinsurance contracts	(47)	(50)	Other contract holder funds
Ceded reinsurance contracts	2,851	3,841	Funds withheld reinsurance liabilities
Ceded reinsurance contracts
Ceded reinsurance contracts	84	81	Other liabilities
Inter-company short-term debt	280	90	Short-term debt
Inter-company long-term debt	2,549	2,495	Long-term debt

75

The following summarizes transactions with affiliates (in millions) and the associated line item on our Consolidated Statements of Comprehensive Income (Loss):

	For the Years Ended
	December 31,
	2016	2015	2014
Revenues with affiliates:
Premiums received on assumed reinsurance contracts	$(389)	$(411)	$(574)	Insurance premiums
Net investment income on intercompany notes	38	31	12	Net investment income
Fees for management of general account	(117)	(109)	(105)	Net investment income
Net investment income on ceded funds withheld treaties	(69)	(62)	-	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	(516)	664	1,265	Realized gain (loss)
Reinsurance related settlements	488	(881)	(1,573)	Realized gain (loss)
Other gains (losses)	(93)	157	(199)	Realized gain (loss)

Benefits and expenses with affiliates:
Reinsurance (recoveries) benefits on ceded reinsurance	(424)	(478)	255	Benefits
Ceded reinsurance contracts	(14)	(15)	-	Commissions and other
				expenses
Service agreement payments	76	42	76	Commissions and other
				expenses
Interest expense on inter-company debt	111	102	102	Interest and debt expense
Interest credited on assumed reinsurance contracts	61	59	15	Interest credited

Bonds

LNC issues bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing and lending limit is currently 3% of our admitted assets as of our most recent year end.

Service Agreement

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, weighted policies in force, and sales.

Ceded Reinsurance Contracts

As discussed in Note 10, we cede insurance contracts to and assume insurance contracts from affiliated companies.  We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR.  As discussed in Note 7, we cede the GLB reserves embedded derivatives and the related hedge results to LNBAR.  As discussed in Note 4, we also cede the risks for no-lapse benefit guarantees under certain UL contracts to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies.  To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $320 million and $401 million as of December 31, 2016 and 2015, respectively.  The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.

25.  Subsequent Events

Management evaluated subsequent events for the Company through March 31, 2017, the date the financial statements were available to be issued.  On March 28, 2017, LNL paid a cash dividend in the amount of $210 million to LNC.  Management identified no other items or events required for disclosure.

76

Lincoln Life Variable Annuity Account N

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
AB VPS Global Thematic Growth Portfolio Class B	$24,528,884	$36,285	$24,565,169	$—	$2,193	$24,562,976
AB VPS International Value Portfolio Class B	2,454	—	2,454	—	—	2,454
AB VPS Large Cap Growth Portfolio Class B	9,426,990	—	9,426,990	118	840	9,426,032
AB VPS Small/Mid Cap Value Portfolio Class A	382,014	—	382,014	—	9	382,005
AB VPS Small/Mid Cap Value Portfolio Class B	191,872,929	—	191,872,929	130,776	16,959	191,725,194
Alps|Alerian Energy Infrastructure Portfolio Class I	241,035	—	241,035	—	6	241,029
Alps|Alerian Energy Infrastructure Portfolio Class III	5,468,839	19	5,468,858	—	356	5,468,502
Alps|Red Rocks Listed Private Equity Portfolio Class I	26,877	—	26,877	—	1	26,876
Alps|Red Rocks Listed Private Equity Portfolio Class III	5,435,405	—	5,435,405	14	391	5,435,000
Alps|Stadion Tactical Defensive Portfolio Class I	55,447	—	55,447	—	2	55,445
Alps|Stadion Tactical Defensive Portfolio Class III	4,510,251	62	4,510,313	—	324	4,509,989
Alps|Stadion Tactical Growth Portfolio Class III	3,972,572	—	3,972,572	—	271	3,972,301
American Century VP Balanced Fund Class II	18,445,345	—	18,445,345	152,060	1,693	18,291,592
American Century VP Inflation Protection Fund Class II	27,228	—	27,228	—	3	27,225
American Funds Asset Allocation Fund Class 1	13,813,616	—	13,813,616	—	505	13,813,111
American Funds Asset Allocation Fund Class 4	87,611,494	66,637	87,678,131	—	5,922	87,672,209
American Funds Blue Chip Income and Growth Fund Class 1	3,345,905	—	3,345,905	746	141	3,345,018
American Funds Blue Chip Income and Growth Fund Class 4	19,618,849	—	19,618,849	—	1,293	19,617,556
American Funds Bond Fund Class 1	3,654,841	—	3,654,841	—	148	3,654,693
American Funds Capital Income Builder Fund Class 1	916,529	—	916,529	—	24	916,505
American Funds Capital Income Builder Fund Class 4	26,561,590	33,427	26,595,017	—	1,745	26,593,272
American Funds Global Balanced Fund Class 1	555,879	—	555,879	—	19	555,860
American Funds Global Bond Fund Class 1	2,221,457	1,230	2,222,687	—	102	2,222,585
American Funds Global Growth Fund Class 1	2,168,745	—	2,168,745	—	82	2,168,663
American Funds Global Growth Fund Class 2	273,083,113	3,380	273,086,493	—	22,892	273,063,601
American Funds Global Growth Fund Class 4	16,810,257	15,537	16,825,794	—	1,110	16,824,684
American Funds Global Growth and Income Fund Class 1	1,471,346	179	1,471,525	—	66	1,471,459
American Funds Global Small Capitalization Fund Class 1	1,145,764	—	1,145,764	—	46	1,145,718
American Funds Global Small Capitalization Fund Class 2	378,819,802	28,313	378,848,115	—	26,074	378,822,041
American Funds Global Small Capitalization Fund Class 4	5,053,154	17,500	5,070,654	—	328	5,070,326
American Funds Growth Fund Class 1	8,098,770	—	8,098,770	45	332	8,098,393
American Funds Growth Fund Class 2	1,373,207,430	—	1,373,207,430	339,703	123,169	1,372,744,558
American Funds Growth Fund Class 4	52,029,492	59,951	52,089,443	—	3,467	52,085,976
American Funds Growth-Income Fund Class 1	4,355,998	—	4,355,998	—	171	4,355,827
American Funds Growth-Income Fund Class 2	1,857,087,056	—	1,857,087,056	218,826	147,362	1,856,720,868
American Funds Growth-Income Fund Class 4	34,696,318	48,666	34,744,984	—	2,381	34,742,603
American Funds High-Income Bond Fund Class 1	1,307,167	—	1,307,167	186	60	1,306,921

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
American Funds International Fund Class 1	$3,499,730	$591	$3,500,321	$—	$130	$3,500,191
American Funds International Fund Class 2	629,001,419	77,955	629,079,374	—	48,916	629,030,458
American Funds International Fund Class 4	15,448,086	123	15,448,209	—	1,026	15,447,183
American Funds International Growth and Income Fund Class 1	1,418,815	—	1,418,815	—	65	1,418,750
American Funds Managed Risk Asset Allocation Fund Class P1	1,208,379	—	1,208,379	—	54	1,208,325
American Funds Managed Risk Asset Allocation Fund Class P2	68,786,677	12,789	68,799,466	—	5,668	68,793,798
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	147,596	—	147,596	—	9	147,587
American Funds Managed Risk Growth Fund Class P1	117,502	—	117,502	—	5	117,497
American Funds Managed Risk Growth-Income Fund Class P1	24,078	—	24,078	—	2	24,076
American Funds Managed Risk International Fund Class P1	42,595	—	42,595	—	2	42,593
American Funds Mortgage Fund Class 1	373,863	—	373,863	—	22	373,841
American Funds Mortgage Fund Class 4	4,621,747	—	4,621,747	—	301	4,621,446
American Funds New World Fund Class 1	2,941,540	271	2,941,811	—	112	2,941,699
American Funds New World Fund Class 4	14,557,060	267	14,557,327	—	952	14,556,375
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	246,795	—	246,795	—	11	246,784
BlackRock Global Allocation V.I. Fund Class I	3,731,954	53	3,732,007	—	127	3,731,880
BlackRock Global Allocation V.I. Fund Class III	1,119,624,189	—	1,119,624,189	711,041	103,918	1,118,809,230
BlackRock iShares Alternative Strategies V.I. Fund Class I	9,323	—	9,323	—	—	9,323
BlackRock iShares Alternative Strategies V.I. Fund Class III	3,329,021	—	3,329,021	—	245	3,328,776
Catalyst Dividend Capture VA Fund	1,383,686	—	1,383,686	935	100	1,382,651
ClearBridge Variable Aggressive Growth Portfolio Class I	198,297	—	198,297	—	4	198,293
ClearBridge Variable Aggressive Growth Portfolio Class II	19,054,258	—	19,054,258	—	1,244	19,053,014
ClearBridge Variable Mid Cap Portfolio Class I	313,631	—	313,631	—	10	313,621
ClearBridge Variable Mid Cap Portfolio Class II	21,559,186	21,022	21,580,208	—	1,588	21,578,620
Delaware VIP Diversified Income Series Standard Class	4,519,360	227	4,519,587	—	179	4,519,408
Delaware VIP Diversified Income Series Service Class	1,764,344,376	494,406	1,764,838,782	—	154,519	1,764,684,263
Delaware VIP Emerging Markets Series Standard Class	243,313	—	243,313	—	6	243,307
Delaware VIP Emerging Markets Series Service Class	275,805,754	141,470	275,947,224	—	24,647	275,922,577
Delaware VIP High Yield Series Standard Class	5,329,840	—	5,329,840	—	414	5,329,426
Delaware VIP High Yield Series Service Class	140,320,430	—	140,320,430	128,189	13,048	140,179,193
Delaware VIP International Value Equity Series Standard Class	120,832	—	120,832	4	9	120,819
Delaware VIP Limited-Term Diversified Income Series Standard Class	1,115,430	428	1,115,858	—	75	1,115,783
Delaware VIP Limited-Term Diversified Income Series Service Class	1,274,539,276	—	1,274,539,276	261,391	94,202	1,274,183,683
Delaware VIP REIT Series Standard Class	3,461,851	—	3,461,851	2	252	3,461,597

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Delaware VIP REIT Series Service Class	$171,771,104	$451	$171,771,555	$—	$15,005	$171,756,550
Delaware VIP Small Cap Value Series Standard Class	7,337,791	—	7,337,791	—	555	7,337,236
Delaware VIP Small Cap Value Series Service Class	364,699,949	—	364,699,949	352,821	32,723	364,314,405
Delaware VIP Smid Cap Growth Series Standard Class	7,382,394	—	7,382,394	—	566	7,381,828
Delaware VIP Smid Cap Growth Series Service Class	176,895,389	27,875	176,923,264	—	15,703	176,907,561
Delaware VIP U.S. Growth Series Service Class	309,319,932	110,315	309,430,247	—	19,577	309,410,670
Delaware VIP Value Series Standard Class	6,918,767	—	6,918,767	523	521	6,917,723
Delaware VIP Value Series Service Class	314,083,270	—	314,083,270	81,111	28,831	313,973,328
Deutsche Alternative Asset Allocation VIP Portfolio Class A	1,022,713	500	1,023,213	—	57	1,023,156
Deutsche Alternative Asset Allocation VIP Portfolio Class B	53,358,100	—	53,358,100	10,553	4,785	53,342,762
Deutsche Equity 500 Index VIP Portfolio Class A	5,986,299	32	5,986,331	—	536	5,985,795
Deutsche Small Cap Index VIP Portfolio Class A	3,623,418	—	3,623,418	2	312	3,623,104
Eaton Vance VT Floating-Rate Income Fund Initial Class	11,528,205	—	11,528,205	1,692	778	11,525,735
Eaton Vance VT Floating-Rate Income Fund ADV Class	2,228,096	—	2,228,096	—	50	2,228,046
Fidelity VIP Contrafund Portfolio Initial Class	1,341,995	—	1,341,995	—	30	1,341,965
Fidelity VIP Contrafund Portfolio Service Class 2	1,017,210,510	—	1,017,210,510	354,282	90,603	1,016,765,625
Fidelity VIP Growth Portfolio Initial Class	3,956,258	—	3,956,258	5	302	3,955,951
Fidelity VIP Growth Portfolio Service Class 2	161,301,167	58,321	161,359,488	—	14,569	161,344,919
Fidelity VIP Mid Cap Portfolio Initial Class	1,142,449	—	1,142,449	—	27	1,142,422
Fidelity VIP Mid Cap Portfolio Service Class 2	518,939,094	—	518,939,094	392,357	45,327	518,501,410
Fidelity VIP Strategic Income Portfolio Initial Class	458,267	—	458,267	—	10	458,257
Fidelity VIP Strategic Income Portfolio Service Class 2	7,832,245	22,715	7,854,960	—	516	7,854,444
First Trust Dorsey Wright Tactical Core Portfolio Class I	1,929,066	—	1,929,066	771	128	1,928,167
First Trust Multi Income Allocation Portfolio Class I	5,078,506	—	5,078,506	—	369	5,078,137
First Trust Multi Income Allocation Portfolio Class II	49,366	—	49,366	—	2	49,364
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	16,732,258	—	16,732,258	777	1,203	16,730,278
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	6,136	—	6,136	—	—	6,136
Franklin Founding Funds Allocation VIP Fund Class 4	6,182,498	79,995	6,262,493	—	421	6,262,072
Franklin Income VIP Fund Class 1	104,719	—	104,719	—	2	104,717
Franklin Income VIP Fund Class 2	571,592,574	—	571,592,574	195,314	48,536	571,348,724
Franklin Income VIP Fund Class 4	24,945,793	52,545	24,998,338	—	1,644	24,996,694
Franklin Mutual Shares VIP Fund Class 1	637,064	—	637,064	—	14	637,050
Franklin Mutual Shares VIP Fund Class 2	733,544,157	—	733,544,157	516,464	48,797	732,978,896
Franklin Mutual Shares VIP Fund Class 4	5,503,538	—	5,503,538	—	358	5,503,180
Franklin Rising Dividends VIP Fund Class 1	648,712	—	648,712	—	15	648,697

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Franklin Rising Dividends VIP Fund Class 4	$16,010,605	$—	$16,010,605	$102	$1,066	$16,009,437
Franklin Small Cap Value VIP Fund Class 1	382,600	—	382,600	—	9	382,591
Franklin Small Cap Value VIP Fund Class 4	5,964,086	—	5,964,086	24	393	5,963,669
Franklin Small-Mid Cap Growth VIP Fund Class 1	199,817	—	199,817	—	5	199,812
Franklin Small-Mid Cap Growth VIP Fund Class 4	3,236,531	33	3,236,564	—	210	3,236,354
Goldman Sachs VIT Large Cap Value Fund Service Shares	152,840,587	—	152,840,587	123,831	8,105	152,708,651
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,451,341	—	1,451,341	17,000	45	1,434,296
Goldman Sachs VIT Government Money Market Fund Service Shares	47,466,818	1,215	47,468,033	—	2,953	47,465,080
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	2,561,301	—	2,561,301	—	173	2,561,128
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares	56,610	—	56,610	—	2	56,608
Goldman Sachs VIT Strategic Income Fund Advisor Shares	5,058,915	—	5,058,915	—	345	5,058,570
Goldman Sachs VIT Strategic Income Fund Institutional Shares	24,557	—	24,557	—	1	24,556
Guggenheim Long Short Equity Fund	3,383,705	—	3,383,705	—	209	3,383,496
Guggenheim Multi-Hedge Strategies Fund	4,189,891	—	4,189,891	47,188	267	4,142,436
Hartford Capital Appreciation HLS Fund Class IA	81,464	—	81,464	—	2	81,462
Hartford Capital Appreciation HLS Fund Class IC	8,570,201	79,705	8,649,906	—	602	8,649,304
Invesco V.I. American Franchise Fund Series I	2,457,575	—	2,457,575	5	193	2,457,377
Invesco V.I. American Franchise Fund Series II	1,262,161	—	1,262,161	—	119	1,262,042
Invesco V.I. Balanced-Risk Allocation Fund Series I	179,473	—	179,473	—	4	179,469
Invesco V.I. Balanced-Risk Allocation Fund Series II	11,501,368	—	11,501,368	—	773	11,500,595
Invesco V.I. Comstock Fund Series I	127,174	—	127,174	—	3	127,171
Invesco V.I. Comstock Fund Series II	3,609,351	—	3,609,351	—	220	3,609,131
Invesco V.I. Core Equity Fund Series I	6,615,980	—	6,615,980	393	531	6,615,056
Invesco V.I. Core Equity Fund Series II	1,584,588	—	1,584,588	6	140	1,584,442
Invesco V.I. Diversified Dividend Fund Series I	31,900	—	31,900	—	1	31,899
Invesco V.I. Diversified Dividend Fund Series II	16,088,921	—	16,088,921	—	1,034	16,087,887
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	28,708	—	28,708	—	1	28,707
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	15,592,310	32,158	15,624,468	—	1,055	15,623,413
Invesco V.I. Equity and Income Fund Series I	18,139	—	18,139	—	—	18,139
Invesco V.I. Equity and Income Fund Series II	7,540,335	—	7,540,335	—	516	7,539,819
Invesco V.I. International Growth Fund Series I	1,938,017	—	1,938,017	—	142	1,937,875
Invesco V.I. International Growth Fund Series II	31,187,072	56,589	31,243,661	—	2,545	31,241,116
Ivy VIP Asset Strategy Portfolio	8,657,627	—	8,657,627	28,982	571	8,628,074
Ivy VIP Energy Portfolio	7,342,538	10	7,342,548	—	474	7,342,074
Ivy VIP High Income Portfolio	12,679,715	—	12,679,715	1,899	829	12,676,987
Ivy VIP Micro Cap Growth Portfolio	3,081,147	209	3,081,356	—	197	3,081,159
Ivy VIP Mid Cap Growth Portfolio	4,560,169	—	4,560,169	3	289	4,559,877
Ivy VIP Science and Technology Portfolio	11,287,055	—	11,287,055	—	730	11,286,325

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Janus Aspen Balanced Portfolio Service Shares	$13,428,239	$35	$13,428,274	$—	$1,204	$13,427,070
Janus Aspen Enterprise Portfolio Service Shares	6,273,076	—	6,273,076	18	569	6,272,489
Janus Aspen Global Research Portfolio Service Shares	685,389	—	685,389	—	60	685,329
JPMorgan Insurance Trust Global Allocation Portfolio Class 2	3,671,962	—	3,671,962	—	308	3,671,654
JPMorgan Insurance Trust Income Builder Portfolio Class 2	1,178,739	8,749	1,187,488	—	85	1,187,403
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	152,947	—	152,947	—	3	152,944
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	9,354,599	43,130	9,397,729	—	622	9,397,107
Lord Abbett Bond Debenture Portfolio Class VC	14,052,544	13,123	14,065,667	—	868	14,064,799
Lord Abbett Developing Growth Portfolio Class VC	4,270,755	—	4,270,755	—	272	4,270,483
Lord Abbett Fundamental Equity Portfolio Class VC	14,512,377	—	14,512,377	7,160	761	14,504,456
Lord Abbett Short Duration Income Portfolio Class VC	17,300,591	40,025	17,340,616	—	1,118	17,339,498
LVIP American Balanced Allocation Fund Standard Class	5,417,147	91,258	5,508,405	—	344	5,508,061
LVIP American Balanced Allocation Fund Service Class	24,895,014	—	24,895,014	2,002	1,727	24,891,285
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class	240,257,558	139,715	240,397,273	—	21,815	240,375,458
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	654,553	—	654,553	—	31	654,522
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	21,917,307	12,685	21,929,992	—	1,815	21,928,177
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	665,862	—	665,862	—	25	665,837
LVIP American Global Growth Allocation Managed Risk Fund Service Class	63,231,481	—	63,231,481	3,751	5,120	63,222,610
LVIP American Global Growth Fund Service Class II	117,172,827	159,447	117,332,274	—	10,720	117,321,554
LVIP American Global Small Capitalization Fund Service Class II	63,484,020	54,486	63,538,506	—	5,672	63,532,834
LVIP American Growth Allocation Fund Standard Class	2,122,441	—	2,122,441	94	97	2,122,250
LVIP American Growth Allocation Fund Service Class	20,198,634	—	20,198,634	10	1,311	20,197,313
LVIP American Growth Fund Service Class II	348,366,767	44,801	348,411,568	—	31,703	348,379,865
LVIP American Growth-Income Fund Service Class II	303,888,568	—	303,888,568	118,580	27,249	303,742,739
LVIP American Income Allocation Fund Standard Class	57,083	—	57,083	—	5	57,078
LVIP American International Fund Service Class II	135,075,895	51,101	135,126,996	—	12,286	135,114,710
LVIP American Preservation Fund Standard Class	118,028	—	118,028	—	9	118,019
LVIP American Preservation Fund Service Class	7,242,411	—	7,242,411	3,950	466	7,237,995

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Baron Growth Opportunities Fund Standard Class	$641,325	$—	$641,325	$—	$15	$641,310
LVIP Baron Growth Opportunities Fund Service Class	151,721,767	—	151,721,767	128,075	13,839	151,579,853
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class	374,883	—	374,883	—	13	374,870
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class	741,829,798	1,083	741,830,881	—	67,153	741,763,728
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class	159,963	—	159,963	—	9	159,954
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class	910,871,799	—	910,871,799	306,702	86,014	910,479,083
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class	66,565,492	884,656	67,450,148	—	5,918	67,444,230
LVIP BlackRock Inflation Protected Bond Fund Standard Class	846,230	183	846,413	—	34	846,379
LVIP BlackRock Inflation Protected Bond Fund Service Class	748,622,292	247,952	748,870,244	—	67,569	748,802,675
LVIP BlackRock Multi-Asset Income Fund Standard Class	257,194	—	257,194	—	6	257,188
LVIP BlackRock Multi-Asset Income Fund Service Class	6,300,244	—	6,300,244	8	436	6,299,800
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class	116,611,838	1,775,496	118,387,334	—	10,944	118,376,390
LVIP Blended Core Equity Managed Volatility Fund Standard Class	70,274	—	70,274	—	4	70,270
LVIP Blended Core Equity Managed Volatility Fund Service Class	214,822,499	36,935	214,859,434	—	19,096	214,840,338
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class	2,272,238	—	2,272,238	75	243	2,271,920
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class	443,278,846	198,397	443,477,243	—	39,858	443,437,385
LVIP Blended Mid Cap Managed Volatility Fund Standard Class	79,493	—	79,493	—	4	79,489
LVIP Blended Mid Cap Managed Volatility Fund Service Class	441,043,299	128,035	441,171,334	—	39,799	441,131,535
LVIP Clarion Global Real Estate Fund Standard Class	323,600	—	323,600	—	7	323,593
LVIP Clarion Global Real Estate Fund Service Class	98,383,100	38,041	98,421,141	—	8,506	98,412,635
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	82,841,410	52,599	82,894,009	—	7,454	82,886,555
LVIP Delaware Bond Fund Standard Class	84,523,649	1,916	84,525,565	—	7,721	84,517,844
LVIP Delaware Bond Fund Service Class	3,058,987,121	1,222,441	3,060,209,562	—	235,307	3,059,974,255
LVIP Delaware Diversified Floating Rate Fund Standard Class	1,346,801	114	1,346,915	—	79	1,346,836
LVIP Delaware Diversified Floating Rate Fund Service Class	701,128,339	50,506	701,178,845	—	64,847	701,113,998
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	4,422,711	42	4,422,753	—	414	4,422,339
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	13,173,108	94	13,173,202	—	1,261	13,171,941

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Delaware Social Awareness Fund Standard Class	$7,450,941	$—	$7,450,941	$42	$664	$7,450,235
LVIP Delaware Social Awareness Fund Service Class	57,555,676	—	57,555,676	5,264	5,025	57,545,387
LVIP Delaware Special Opportunities Fund Service Class	59,642,623	—	59,642,623	82,160	5,186	59,555,277
LVIP Dimensional International Equity Managed Volatility Fund Standard Class	1,341,000	—	1,341,000	240	49	1,340,711
LVIP Dimensional International Equity Managed Volatility Fund Service Class	255,441,060	—	255,441,060	45,309	22,934	255,372,817
LVIP Dimensional International Core Equity Fund Standard Class	1,499,170	—	1,499,170	—	38	1,499,132
LVIP Dimensional International Core Equity Fund Service Class	10,335,864	—	10,335,864	31,302	870	10,303,692
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	1,576,784	—	1,576,784	—	52	1,576,732
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	52,574,745	63,075	52,637,820	—	4,608	52,633,212
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	1,267,909	—	1,267,909	—	33	1,267,876
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	15,021,563	36,009	15,057,572	—	1,364	15,056,208
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class	3,454,714	—	3,454,714	562	117	3,454,035
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class	497,607,974	—	497,607,974	158,328	44,696	497,404,950
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	5,441,383	2,382	5,443,765	—	195	5,443,570
LVIP Dimensional/Vanguard Total Bond Fund Service Class	473,509,845	13,977	473,523,822	—	42,276	473,481,546
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class	725,507,123	—	725,507,123	155,611	65,430	725,286,082
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	2,126,824	—	2,126,824	—	150	2,126,674
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class	10,336	—	10,336	—	—	10,336
LVIP Franklin Templeton Value Managed Volatility Fund Service Class	258,640,052	—	258,640,052	39,843	23,503	258,576,706
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	175,471	—	175,471	—	6	175,465
LVIP Global Conservative Allocation Managed Risk Fund Service Class	1,256,227,080	—	1,256,227,080	599,667	116,043	1,255,511,370
LVIP Global Growth Allocation Managed Risk Fund Standard Class	4,010,518	—	4,010,518	—	149	4,010,369
LVIP Global Growth Allocation Managed Risk Fund Service Class	8,210,133,478	—	8,210,133,478	2,798,755	674,336	8,206,660,387
LVIP Global Income Fund Standard Class	622,206	—	622,206	—	14	622,192
LVIP Global Income Fund Service Class	594,091,646	167,164	594,258,810	—	52,787	594,206,023
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	854,724	—	854,724	—	54	854,670
LVIP Global Moderate Allocation Managed Risk Fund Service Class	6,514,069,390	—	6,514,069,390	1,372,913	539,453	6,512,157,024

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP Goldman Sachs Income Builder Fund Standard Class	$29,223	$—	$29,223	$—	$1	$29,222
LVIP Goldman Sachs Income Builder Fund Service Class	3,924,777	—	3,924,777	—	255	3,924,522
LVIP Government Money Market Fund Standard Class	26,364,157	—	26,364,157	36,163	2,355	26,325,639
LVIP Government Money Market Fund Service Class	221,576,806	—	221,576,806	276,760	19,730	221,280,316
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	252,712,052	31,344	252,743,396	—	22,835	252,720,561
LVIP Invesco Select Equity Managed Volatility Fund Standard Class	73,654	—	73,654	—	5	73,649
LVIP Invesco Select Equity Managed Volatility Fund Service Class	125,959,860	—	125,959,860	29,701	11,164	125,918,995
LVIP JPMorgan High Yield Fund Standard Class	135,350	—	135,350	—	3	135,347
LVIP JPMorgan High Yield Fund Service Class	171,966,591	—	171,966,591	4,737	13,502	171,948,352
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class	261,505	—	261,505	485	11	261,009
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class	528,709,858	126,050	528,835,908	—	47,472	528,788,436
LVIP Managed Risk Profile 2010 Fund Service Class	5,157,531	—	5,157,531	777	458	5,156,296
LVIP Managed Risk Profile 2020 Fund Service Class	10,365,125	—	10,365,125	209	931	10,363,985
LVIP Managed Risk Profile 2030 Fund Service Class	5,018,431	236	5,018,667	—	472	5,018,195
LVIP Managed Risk Profile 2040 Fund Service Class	3,945,005	—	3,945,005	1,241	350	3,943,414
LVIP MFS International Growth Fund Standard Class	30,784	—	30,784	—	1	30,783
LVIP MFS International Growth Fund Service Class	151,403,140	75,213	151,478,353	—	10,836	151,467,517
LVIP MFS International Equity Managed Volatility Fund Service Class	198,232,772	38,316	198,271,088	—	18,185	198,252,903
LVIP MFS Value Fund Standard Class	48,536	—	48,536	—	1	48,535
LVIP MFS Value Fund Service Class	876,018,541	—	876,018,541	243,851	57,479	875,717,211
LVIP Mondrian International Value Fund Standard Class	11,559,271	33	11,559,304	—	1,067	11,558,237
LVIP Mondrian International Value Fund Service Class	272,447,224	2,777	272,450,001	—	20,600	272,429,401
LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class	183,429	—	183,429	—	9	183,420
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	27,559,185	5,142	27,564,327	—	2,519	27,561,808
LVIP PIMCO Low Duration Bond Fund Standard Class	4,330,076	—	4,330,076	—	147	4,329,929
LVIP PIMCO Low Duration Bond Fund Service Class	354,668,940	267,263	354,936,203	—	31,711	354,904,492
LVIP Select Core Equity Managed Volatility Fund Standard Class	205,856	—	205,856	—	9	205,847
LVIP Select Core Equity Managed Volatility Fund Service Class	416,630,908	—	416,630,908	229,935	38,579	416,362,394
LVIP SSGA Bond Index Fund Standard Class	1,137,654	—	1,137,654	—	43	1,137,611

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP SSGA Bond Index Fund Service Class	$973,191,829	$185,461	$973,377,290	$—	$89,268	$973,288,022
LVIP SSGA Conservative Index Allocation Fund Service Class	68,765,577	33,561	68,799,138	—	6,153	68,792,985
LVIP SSGA Conservative Structured Allocation Fund Standard Class	588,258	—	588,258	—	14	588,244
LVIP SSGA Conservative Structured Allocation Fund Service Class	185,531,166	—	185,531,166	39,784	16,030	185,475,352
LVIP SSGA Developed International 150 Fund Standard Class	410,702	—	410,702	—	18	410,684
LVIP SSGA Developed International 150 Fund Service Class	136,871,234	—	136,871,234	37,073	12,456	136,821,705
LVIP SSGA Emerging Markets 100 Fund Standard Class	613,441	150	613,591	—	24	613,567
LVIP SSGA Emerging Markets 100 Fund Service Class	161,984,834	7,606	161,992,440	—	14,623	161,977,817
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class	541,588	—	541,588	—	20	541,568
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class	837,992,237	—	837,992,237	350,757	77,247	837,564,233
LVIP SSGA International Index Fund Standard Class	883,671	624	884,295	—	32	884,263
LVIP SSGA International Index Fund Service Class	258,374,162	16,977	258,391,139	—	23,328	258,367,811
LVIP SSGA International Managed Volatility Fund Standard Class	143,466	472	143,938	—	12	143,926
LVIP SSGA International Managed Volatility Fund Service Class	335,768,426	175,143	335,943,569	—	30,370	335,913,199
LVIP SSGA Large Cap 100 Fund Standard Class	2,269,988	—	2,269,988	1,249	122	2,268,617
LVIP SSGA Large Cap 100 Fund Service Class	307,205,635	—	307,205,635	202,899	28,311	306,974,425
LVIP SSGA Large Cap Managed Volatility Fund Standard Class	33,291	—	33,291	—	2	33,289
LVIP SSGA Large Cap Managed Volatility Fund Service Class	264,510,461	12,548	264,523,009	—	23,966	264,499,043
LVIP SSGA Moderate Index Allocation Fund Service Class	202,104,135	—	202,104,135	105,763	18,077	201,980,295
LVIP SSGA Moderate Structured Allocation Fund Standard Class	184,452	—	184,452	—	4	184,448
LVIP SSGA Moderate Structured Allocation Fund Service Class	766,110,954	—	766,110,954	383,173	68,360	765,659,421
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class	164,624,406	—	164,624,406	75,296	14,709	164,534,401
LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class	643,916	—	643,916	—	14	643,902
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class	416,650,615	—	416,650,615	3,436	37,878	416,609,301
LVIP SSGA S&P 500 Index Fund Standard Class	38,554,290	—	38,554,290	1,050	2,778	38,550,462
LVIP SSGA S&P 500 Index Fund Service Class	912,090,578	—	912,090,578	422,111	82,430	911,586,037
LVIP SSGA Small-Cap Index Fund Standard Class	3,134,208	—	3,134,208	1,976	123	3,132,109
LVIP SSGA Small-Cap Index Fund Service Class	275,477,296	—	275,477,296	548,299	24,673	274,904,324
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class	133,715	—	133,715	—	6	133,709
See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
LVIP SSGA SMID Cap Managed Volatility Fund Service Class	$268,413,455	$53,261	$268,466,716	$—	$24,679	$268,442,037
LVIP SSGA Small-Mid Cap 200 Fund Standard Class	2,179,415	—	2,179,415	1,086	114	2,178,215
LVIP SSGA Small-Mid Cap 200 Fund Service Class	132,478,785	—	132,478,785	81,854	12,007	132,384,924
LVIP T. Rowe Price Growth Stock Fund Standard Class	684,512	—	684,512	—	15	684,497
LVIP T. Rowe Price Growth Stock Fund Service Class	233,888,168	68,748	233,956,916	—	20,633	233,936,283
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	2,922,412	35	2,922,447	—	280	2,922,167
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	116,824,342	14,230	116,838,572	—	10,319	116,828,253
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	33,485	—	33,485	—	1	33,484
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	584,254,189	203,989	584,458,178	—	47,015	584,411,163
LVIP Vanguard Domestic Equity ETF Fund Standard Class	615,650	—	615,650	—	34	615,616
LVIP Vanguard Domestic Equity ETF Fund Service Class	135,839,839	—	135,839,839	76,175	11,638	135,752,026
LVIP Vanguard International Equity ETF Fund Standard Class	718,906	—	718,906	—	32	718,874
LVIP Vanguard International Equity ETF Fund Service Class	75,708,903	45,850	75,754,753	—	6,402	75,748,351
LVIP Wellington Capital Growth Fund Service Class	293,680,507	106,147	293,786,654	—	17,104	293,769,550
LVIP Wellington Mid-Cap Value Fund Standard Class	253,406	—	253,406	—	6	253,400
LVIP Wellington Mid-Cap Value Fund Service Class	85,510,372	—	85,510,372	93,895	7,413	85,409,064
MFS VIT Growth Series Initial Class	3,181,142	—	3,181,142	—	243	3,180,899
MFS VIT Growth Series Service Class	79,208,402	10,937	79,219,339	—	6,057	79,213,282
MFS VIT Total Return Series Initial Class	7,576,327	—	7,576,327	372	595	7,575,360
MFS VIT Total Return Series Service Class	30,176,277	61,528	30,237,805	—	2,623	30,235,182
MFS VIT Utilities Series Initial Class	7,255,273	—	7,255,273	14	557	7,254,702
MFS VIT Utilities Series Service Class	195,476,411	—	195,476,411	86,281	16,957	195,373,173
MFS VIT II Core Equity Portfolio Service Class	2,204,919	—	2,204,919	23	201	2,204,695
MFS VIT II International Value Series Initial Class	323,811	—	323,811	—	7	323,804
MFS VIT II International Value Series Service Class	17,397,539	26,402	17,423,941	—	1,133	17,422,808
Morgan Stanley UIF Growth Portfolio Class II	1,581,301	—	1,581,301	—	81	1,581,220
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class	28,201,257	—	28,201,257	356	2,613	28,198,288
Oppenheimer Global Fund/VA Service Shares	7,763,708	322	7,764,030	—	411	7,763,619
Oppenheimer International Growth Fund/VA Non-Service Shares	532,832	—	532,832	—	13	532,819
Oppenheimer International Growth Fund/VA Service Shares	8,511,604	231	8,511,835	—	548	8,511,287
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	480,841	—	480,841	—	11	480,830

See accompanying notes.

Lincoln Life Variable Annuity Account N

Statements of assets and liabilities (continued)

December 31, 2016

Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets
Oppenheimer Main Street Small Cap Fund/VA Service Shares	$7,956,717	$95,848	$8,052,565	$—	$538	$8,052,027
PIMCO VIT All Asset All Authority Portfolio Advisor Class	1,712,984	—	1,712,984	—	127	1,712,857
PIMCO VIT All Asset All Authority Portfolio Institutional Class	98,217	—	98,217	—	2	98,215
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	12,902,695	—	12,902,695	792	1,029	12,900,874
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	30,338	—	30,338	—	1	30,337
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	2,926,698	24,500	2,951,198	—	190	2,951,008
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	23,566	—	23,566	—	1	23,565
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	3,522,330	—	3,522,330	—	245	3,522,085
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	33,326	—	33,326	—	1	33,325
Putnam VT Absolute Return 500 Fund Class IB	2,178,060	—	2,178,060	—	143	2,177,917
Putnam VT Global Health Care Fund Class IA	19,211	—	19,211	—	—	19,211
Putnam VT Global Health Care Fund Class IB	8,167,321	2	8,167,323	—	607	8,166,716
Putnam VT Growth & Income Fund Class IB	1,221,023	—	1,221,023	92	111	1,220,820
Putnam VT Income Fund Class IB	4,025,949	8,749	4,034,698	—	265	4,034,433
SIPT VP Market Growth Strategy Fund Class III	1,760,083	—	1,760,083	—	132	1,759,951
SIPT VP Market Plus Strategy Fund Class III	1,787,003	—	1,787,003	—	116	1,786,887
Templeton Foreign VIP Fund Class 1	20,789	—	20,789	—	—	20,789
Templeton Foreign VIP Fund Class 4	2,517,569	65,811	2,583,380	—	168	2,583,212
Templeton Global Bond VIP Fund Class 1	1,539,363	—	1,539,363	—	36	1,539,327
Templeton Global Bond VIP Fund Class 2	354,903,793	—	354,903,793	144,806	30,843	354,728,144
Templeton Global Bond VIP Fund Class 4	17,955,277	—	17,955,277	—	1,210	17,954,067
Templeton Growth VIP Fund Class 2	29,595,043	—	29,595,043	4,864	2,741	29,587,438
UIF Global Infrastructure Portfolio Class I	75,484	—	75,484	—	2	75,482
UIF Global Infrastructure Portfolio Class II	5,917,174	—	5,917,174	—	390	5,916,784
VanEck VIP Global Hard Assets Fund Class S Shares	3,036,171	—	3,036,171	—	184	3,035,987
VanEck VIP Global Hard Assets Fund Initial Class Shares	299,099	—	299,099	—	7	299,092
Virtus Equity Trend Series Class A	1,188,608	—	1,188,608	—	82	1,188,526
Virtus Multi-Sector Fixed Income Series Class A	10,367,290	14,000	10,381,290	—	736	10,380,554
Virtus Multi-Sector Fixed Income Series Class I	13,293	—	13,293	—	—	13,293

See accompanying notes.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln Life Variable Annuity Account N

Statements of operations

Year Ended December 31, 2016

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Global Thematic Growth Portfolio Class B	$—	$(435,126)	$(435,126)	$726,942
AB VPS International Value Portfolio Class B	31	(67)	(36)	(94)
AB VPS Large Cap Growth Portfolio Class B	—	(155,836)	(155,836)	517,578
AB VPS Small/Mid Cap Value Portfolio Class A	1,834	(928)	906	110
AB VPS Small/Mid Cap Value Portfolio Class B	601,365	(2,759,860)	(2,158,495)	(146,934)
Alps|Alerian Energy Infrastructure Portfolio Class I	5,165	(923)	4,242	(5,839)
Alps|Alerian Energy Infrastructure Portfolio Class III	104,115	(46,618)	57,497	(111,399)
Alps|Red Rocks Listed Private Equity Portfolio Class I	1,421	(130)	1,291	4,615
Alps|Red Rocks Listed Private Equity Portfolio Class III	37,943	(56,415)	(18,472)	(8,737)
Alps|Stadion Tactical Defensive Portfolio Class I	—	(69)	(69)	(1)
Alps|Stadion Tactical Defensive Portfolio Class III	—	(60,448)	(60,448)	(67,388)
Alps|Stadion Tactical Growth Portfolio Class III	9,603	(32,103)	(22,500)	16,567
American Century VP Balanced Fund Class II	77,880	(85,175)	(7,295)	14,225
American Century VP Inflation Protection Fund Class II	522	(403)	119	1,459
American Funds Asset Allocation Fund Class 1	217,135	(44,421)	172,714	8,865
American Funds Asset Allocation Fund Class 4	1,118,822	(794,406)	324,416	(65,950)
American Funds Blue Chip Income and Growth Fund Class 1	68,856	(22,442)	46,414	13,475
American Funds Blue Chip Income and Growth Fund Class 4	344,609	(175,451)	169,158	(175,400)
American Funds Bond Fund Class 1	69,666	(23,376)	46,290	6,346
American Funds Capital Income Builder Fund Class 1	22,001	(2,886)	19,115	(404)
American Funds Capital Income Builder Fund Class 4	632,897	(244,549)	388,348	(59,532)
American Funds Global Balanced Fund Class 1	8,319	(2,303)	6,016	(442)
American Funds Global Bond Fund Class 1	17,518	(17,389)	129	(5,633)
American Funds Global Growth Fund Class 1	24,441	(13,934)	10,507	(14,088)
American Funds Global Growth Fund Class 2	2,540,108	(4,335,379)	(1,795,271)	2,639,432
American Funds Global Growth Fund Class 4	113,739	(182,539)	(68,800)	(563,286)
American Funds Global Growth and Income Fund Class 1	27,777	(8,672)	19,105	198
American Funds Global Small Capitalization Fund Class 1	5,294	(6,245)	(951)	(31,657)
American Funds Global Small Capitalization Fund Class 2	940,189	(4,897,118)	(3,956,929)	1,209,283
American Funds Global Small Capitalization Fund Class 4	5,136	(55,805)	(50,669)	(466,000)
American Funds Growth Fund Class 1	77,688	(52,015)	25,673	(56,420)
American Funds Growth Fund Class 2	10,374,389	(22,261,108)	(11,886,719)	26,399,144
American Funds Growth Fund Class 4	265,038	(470,823)	(205,785)	(651,299)
American Funds Growth-Income Fund Class 1	66,713	(24,451)	42,262	(20,020)
American Funds Growth-Income Fund Class 2	26,537,615	(26,466,459)	71,156	34,312,583
American Funds Growth-Income Fund Class 4	408,757	(337,605)	71,152	(472,452)
American Funds High-Income Bond Fund Class 1	75,821	(9,439)	66,382	(6,787)
American Funds International Fund Class 1	56,716	(20,696)	36,020	(106,483)
American Funds International Fund Class 2	8,743,405	(9,183,944)	(440,539)	(3,383,950)
American Funds International Fund Class 4	184,431	(155,245)	29,186	(444,668)
American Funds International Growth and Income Fund Class 1	40,268	(12,160)	28,108	(31,876)
American Funds Managed Risk Asset Allocation Fund Class P1	18,237	(8,745)	9,492	400
American Funds Managed Risk Asset Allocation Fund Class P2	653,941	(727,610)	(73,669)	(20,544)
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	2,630	(1,511)	1,119	(223)
American Funds Managed Risk Growth Fund Class P1	530	(804)	(274)	(20)
American Funds Managed Risk Growth-Income Fund Class P1	348	(338)	10	(164)
American Funds Managed Risk International Fund Class P1	646	(450)	196	(2,097)
American Funds Mortgage Fund Class 1	6,675	(2,998)	3,677	646
American Funds Mortgage Fund Class 4	61,359	(57,111)	4,248	(1,445)
American Funds New World Fund Class 1	27,938	(17,671)	10,267	(25,783)
American Funds New World Fund Class 4	88,650	(148,515)	(59,865)	(157,667)
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	3,904	(1,755)	2,149	31
BlackRock Global Allocation V.I. Fund Class I	51,327	(21,655)	29,672	(27,949)
BlackRock Global Allocation V.I. Fund Class III	13,753,716	(19,586,260)	(5,832,544)	(15,456,759)
BlackRock iShares Alternative Strategies V.I. Fund Class I	254	(29)	225	42
BlackRock iShares Alternative Strategies V.I. Fund Class III	85,968	(22,087)	63,881	6,520
Catalyst Dividend Capture VA Fund	63,053	(17,486)	45,567	25,062

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio Class B	$—	$726,942	$(987,705)	$(695,889)
AB VPS International Value Portfolio Class B	—	(94)	76	(54)
AB VPS Large Cap Growth Portfolio Class B	1,150,825	1,668,403	(1,468,362)	44,205
AB VPS Small/Mid Cap Value Portfolio Class A	17,231	17,341	42,896	61,143
AB VPS Small/Mid Cap Value Portfolio Class B	9,887,688	9,740,754	28,671,115	36,253,374
Alps|Alerian Energy Infrastructure Portfolio Class I	—	(5,839)	74,404	72,807
Alps|Alerian Energy Infrastructure Portfolio Class III	—	(111,399)	1,352,299	1,298,397
Alps|Red Rocks Listed Private Equity Portfolio Class I	8	4,623	635	6,549
Alps|Red Rocks Listed Private Equity Portfolio Class III	1,532	(7,205)	342,341	316,664
Alps|Stadion Tactical Defensive Portfolio Class I	—	(1)	2,147	2,077
Alps|Stadion Tactical Defensive Portfolio Class III	—	(67,388)	530,717	402,881
Alps|Stadion Tactical Growth Portfolio Class III	—	16,567	277,441	271,508
American Century VP Balanced Fund Class II	—	14,225	127,163	134,093
American Century VP Inflation Protection Fund Class II	216	1,675	(822)	972
American Funds Asset Allocation Fund Class 1	105,631	114,496	272,027	559,237
American Funds Asset Allocation Fund Class 4	1,525,386	1,459,436	3,393,432	5,177,284
American Funds Blue Chip Income and Growth Fund Class 1	214,489	227,964	189,451	463,829
American Funds Blue Chip Income and Growth Fund Class 4	1,177,589	1,002,189	1,131,917	2,303,264
American Funds Bond Fund Class 1	12,786	19,132	(19,263)	46,159
American Funds Capital Income Builder Fund Class 1	—	(404)	388	19,099
American Funds Capital Income Builder Fund Class 4	—	(59,532)	(45,315)	283,501
American Funds Global Balanced Fund Class 1	—	(442)	5,547	11,121
American Funds Global Bond Fund Class 1	3,575	(2,058)	16,695	14,766
American Funds Global Growth Fund Class 1	161,894	147,806	(156,035)	2,278
American Funds Global Growth Fund Class 2	24,228,494	26,867,926	(27,554,781)	(2,482,126)
American Funds Global Growth Fund Class 4	1,306,383	743,097	(637,593)	36,704
American Funds Global Growth and Income Fund Class 1	—	198	40,014	59,317
American Funds Global Small Capitalization Fund Class 1	128,169	96,512	(91,148)	4,413
American Funds Global Small Capitalization Fund Class 2	72,800,504	74,009,787	(66,130,924)	3,921,934
American Funds Global Small Capitalization Fund Class 4	897,917	431,917	(330,643)	50,605
American Funds Growth Fund Class 1	606,208	549,788	106,879	682,340
American Funds Growth Fund Class 2	123,645,773	150,044,917	(36,919,070)	101,239,128
American Funds Growth Fund Class 4	3,339,769	2,688,470	1,194,351	3,677,036
American Funds Growth-Income Fund Class 1	372,030	352,010	(9,690)	384,582
American Funds Growth-Income Fund Class 2	203,394,271	237,706,854	(63,111,936)	174,666,074
American Funds Growth-Income Fund Class 4	2,994,221	2,521,769	283,030	2,875,951
American Funds High-Income Bond Fund Class 1	—	(6,787)	105,922	165,517
American Funds International Fund Class 1	270,641	164,158	(101,046)	99,132
American Funds International Fund Class 2	55,413,312	52,029,362	(36,975,243)	14,613,580
American Funds International Fund Class 4	1,057,155	612,487	(329,687)	311,986
American Funds International Growth and Income Fund Class 1	6,248	(25,628)	12,147	14,627
American Funds Managed Risk Asset Allocation Fund Class P1	34,408	34,808	33,910	78,210
American Funds Managed Risk Asset Allocation Fund Class P2	1,434,984	1,414,440	1,784,799	3,125,570
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	4,543	4,320	13,487	18,926
American Funds Managed Risk Growth Fund Class P1	10,047	10,027	(1,503)	8,250
American Funds Managed Risk Growth-Income Fund Class P1	1,477	1,313	(132)	1,191
American Funds Managed Risk International Fund Class P1	1,231	(866)	(499)	(1,169)
American Funds Mortgage Fund Class 1	2,829	3,475	(4,268)	2,884
American Funds Mortgage Fund Class 4	49,110	47,665	(10,209)	41,704
American Funds New World Fund Class 1	—	(25,783)	133,624	118,108
American Funds New World Fund Class 4	—	(157,667)	761,479	543,947
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	4,546	4,577	(6,608)	118
BlackRock Global Allocation V.I. Fund Class I	—	(27,949)	143,258	144,981
BlackRock Global Allocation V.I. Fund Class III	—	(15,456,759)	43,547,748	22,258,445
BlackRock iShares Alternative Strategies V.I. Fund Class I	—	42	(52)	215
BlackRock iShares Alternative Strategies V.I. Fund Class III	—	6,520	(142,572)	(72,171)
Catalyst Dividend Capture VA Fund	—	25,062	(4,776)	65,853

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2016

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
ClearBridge Variable Aggressive Growth Portfolio Class I	$1,274	$(761)	$513	$(2,040)
ClearBridge Variable Aggressive Growth Portfolio Class II	76,527	(208,783)	(132,256)	(620,895)
ClearBridge Variable Mid Cap Portfolio Class I	2,153	(1,118)	1,035	(3,097)
ClearBridge Variable Mid Cap Portfolio Class II	74,422	(250,293)	(175,871)	(386,794)
Delaware VIP Diversified Income Series Standard Class	114,478	(29,027)	85,451	(12,534)
Delaware VIP Diversified Income Series Service Class	53,914,507	(27,939,732)	25,974,775	(4,380,391)
Delaware VIP Emerging Markets Series Standard Class	153	(535)	(382)	141
Delaware VIP Emerging Markets Series Service Class	2,357,250	(4,528,096)	(2,170,846)	(6,577,332)
Delaware VIP High Yield Series Standard Class	390,588	(74,793)	315,795	(46,020)
Delaware VIP High Yield Series Service Class	9,868,063	(2,399,578)	7,468,485	(4,983,001)
Delaware VIP International Value Equity Series Standard Class	2,432	(1,858)	574	(6,609)
Delaware VIP Limited-Term Diversified Income Series Standard Class	18,199	(13,518)	4,681	113
Delaware VIP Limited-Term Diversified Income Series Service Class	18,398,561	(17,686,912)	711,649	(1,519,352)
Delaware VIP REIT Series Standard Class	63,392	(54,632)	8,760	193,187
Delaware VIP REIT Series Service Class	1,709,604	(2,731,396)	(1,021,792)	5,007,655
Delaware VIP Small Cap Value Series Standard Class	64,050	(90,768)	(26,718)	211,564
Delaware VIP Small Cap Value Series Service Class	2,346,463	(5,230,915)	(2,884,452)	3,735,185
Delaware VIP Smid Cap Growth Series Standard Class	18,037	(105,548)	(87,511)	180,161
Delaware VIP Smid Cap Growth Series Service Class	—	(2,779,557)	(2,779,557)	584,525
Delaware VIP U.S. Growth Series Service Class	1,323,927	(3,705,849)	(2,381,922)	(1,200,205)
Delaware VIP Value Series Standard Class	122,866	(90,032)	32,834	202,349
Delaware VIP Value Series Service Class	4,847,214	(4,793,634)	53,580	8,949,444
Deutsche Alternative Asset Allocation VIP Portfolio Class A	21,338	(9,893)	11,445	(6,755)
Deutsche Alternative Asset Allocation VIP Portfolio Class B	1,060,289	(890,099)	170,190	(516,731)
Deutsche Equity 500 Index VIP Portfolio Class A	126,397	(98,083)	28,314	239,683
Deutsche Small Cap Index VIP Portfolio Class A	37,635	(52,819)	(15,184)	76,030
Eaton Vance VT Floating-Rate Income Fund Initial Class	288,251	(101,036)	187,215	(32,294)
Eaton Vance VT Floating-Rate Income Fund ADV Class	79,674	(8,791)	70,883	(1,238)
Fidelity VIP Contrafund Portfolio Initial Class	6,395	(2,530)	3,865	(268)
Fidelity VIP Contrafund Portfolio Service Class 2	6,128,418	(16,326,471)	(10,198,053)	20,358,192
Fidelity VIP Equity-Income Portfolio Service Class 2	—	(2)	(2)	76
Fidelity VIP Growth Portfolio Initial Class	1,564	(63,921)	(62,357)	283,062
Fidelity VIP Growth Portfolio Service Class 2	—	(2,671,246)	(2,671,246)	4,058,622
Fidelity VIP Mid Cap Portfolio Initial Class	4,612	(3,468)	1,144	(13,722)
Fidelity VIP Mid Cap Portfolio Service Class 2	1,559,675	(7,980,008)	(6,420,333)	(503,109)
Fidelity VIP Overseas Portfolio Service Class 2	—	(5)	(5)	315
Fidelity VIP Strategic Income Portfolio Initial Class	16,174	(1,115)	15,059	76
Fidelity VIP Strategic Income Portfolio Service Class 2	263,219	(60,083)	203,136	15,727
First Trust Dorsey Wright Tactical Core Portfolio Class I	18,830	(18,203)	627	68,640
First Trust Multi Income Allocation Portfolio Class I	100,517	(53,456)	47,061	4,191
First Trust Multi Income Allocation Portfolio Class II	715	(35)	680	—
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	141,837	(166,358)	(24,521)	26,007
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	72	(23)	49	(37)
Franklin Founding Funds Allocation VIP Fund Class 4	181,388	(60,903)	120,485	(37,124)
Franklin Income VIP Fund Class 1	3,826	(310)	3,516	12
Franklin Income VIP Fund Class 2	27,307,994	(8,558,227)	18,749,767	(3,693,202)
Franklin Income VIP Fund Class 4	960,690	(248,236)	712,454	(182,465)
Franklin Mutual Shares VIP Fund Class 1	12,379	(1,533)	10,846	(3,340)
Franklin Mutual Shares VIP Fund Class 2	14,255,036	(8,695,709)	5,559,327	14,294,858
Franklin Mutual Shares VIP Fund Class 4	78,246	(49,802)	28,444	(72,198)
Franklin Rising Dividends VIP Fund Class 1	7,308	(1,974)	5,334	(2,331)
Franklin Rising Dividends VIP Fund Class 4	141,044	(139,376)	1,668	(151,860)
Franklin Small Cap Value VIP Fund Class 1	3,268	(1,269)	1,999	(759)
Franklin Small Cap Value VIP Fund Class 4	22,158	(43,329)	(21,171)	(38,871)
Franklin Small-Mid Cap Growth VIP Fund Class 1	—	(268)	(268)	(36)
Franklin Small-Mid Cap Growth VIP Fund Class 2	—	(31)	(31)	728
Franklin Small-Mid Cap Growth VIP Fund Class 4	—	(28,631)	(28,631)	(115,559)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
ClearBridge Variable Aggressive Growth Portfolio Class I	$10,248	$8,208	$(6,504)	$2,217
ClearBridge Variable Aggressive Growth Portfolio Class II	985,001	364,106	(218,229)	13,621
ClearBridge Variable Mid Cap Portfolio Class I	6,234	3,137	11,770	15,942
ClearBridge Variable Mid Cap Portfolio Class II	483,398	96,604	1,704,246	1,624,979
Delaware VIP Diversified Income Series Standard Class	—	(12,534)	10,210	83,127
Delaware VIP Diversified Income Series Service Class	—	(4,380,391)	4,597,903	26,192,287
Delaware VIP Emerging Markets Series Standard Class	305	446	21,520	21,584
Delaware VIP Emerging Markets Series Service Class	6,198,085	(379,247)	34,790,778	32,240,685
Delaware VIP High Yield Series Standard Class	—	(46,020)	351,383	621,158
Delaware VIP High Yield Series Service Class	—	(4,983,001)	12,216,340	14,701,824
Delaware VIP International Value Equity Series Standard Class	—	(6,609)	9,239	3,204
Delaware VIP Limited-Term Diversified Income Series Standard Class	—	113	4,588	9,382
Delaware VIP Limited-Term Diversified Income Series Service Class	—	(1,519,352)	5,812,521	5,004,818
Delaware VIP REIT Series Standard Class	303,854	497,041	(330,342)	175,459
Delaware VIP REIT Series Service Class	10,085,653	15,093,308	(8,247,035)	5,824,481
Delaware VIP Small Cap Value Series Standard Class	590,198	801,762	968,184	1,743,228
Delaware VIP Small Cap Value Series Service Class	29,214,359	32,949,544	54,875,203	84,940,295
Delaware VIP Smid Cap Growth Series Standard Class	998,970	1,179,131	(613,493)	478,127
Delaware VIP Smid Cap Growth Series Service Class	22,749,804	23,334,329	(10,147,871)	10,406,901
Delaware VIP U.S. Growth Series Service Class	95,004,995	93,804,790	(113,936,702)	(22,513,834)
Delaware VIP Value Series Standard Class	564,020	766,369	(11,890)	787,313
Delaware VIP Value Series Service Class	25,338,134	34,287,578	(745,188)	33,595,970
Deutsche Alternative Asset Allocation VIP Portfolio Class A	—	(6,755)	34,645	39,335
Deutsche Alternative Asset Allocation VIP Portfolio Class B	—	(516,731)	2,053,463	1,706,922
Deutsche Equity 500 Index VIP Portfolio Class A	471,416	711,099	(181,894)	557,519
Deutsche Small Cap Index VIP Portfolio Class A	261,297	337,327	281,228	603,371
Eaton Vance VT Floating-Rate Income Fund Initial Class	—	(32,294)	453,016	607,937
Eaton Vance VT Floating-Rate Income Fund ADV Class	—	(1,238)	110,400	180,045
Fidelity VIP Contrafund Portfolio Initial Class	25,061	24,793	24,501	53,159
Fidelity VIP Contrafund Portfolio Service Class 2	82,195,629	102,553,821	(33,661,114)	58,694,654
Fidelity VIP Equity-Income Portfolio Service Class 2	—	76	—	74
Fidelity VIP Growth Portfolio Initial Class	472,911	755,973	(752,822)	(59,206)
Fidelity VIP Growth Portfolio Service Class 2	15,457,399	19,516,021	(18,692,405)	(1,847,630)
Fidelity VIP Mid Cap Portfolio Initial Class	39,090	25,368	68,771	95,283
Fidelity VIP Mid Cap Portfolio Service Class 2	31,360,201	30,857,092	25,293,200	49,729,959
Fidelity VIP Overseas Portfolio Service Class 2	—	315	—	310
Fidelity VIP Strategic Income Portfolio Initial Class	—	76	199	15,334
Fidelity VIP Strategic Income Portfolio Service Class 2	—	15,727	19,637	238,500
First Trust Dorsey Wright Tactical Core Portfolio Class I	18,492	87,132	10,575	98,334
First Trust Multi Income Allocation Portfolio Class I	—	4,191	232,091	283,343
First Trust Multi Income Allocation Portfolio Class II	—	—	189	869
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	354,201	380,208	851,337	1,207,024
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	158	121	443	613
Franklin Founding Funds Allocation VIP Fund Class 4	159,641	122,517	362,254	605,256
Franklin Income VIP Fund Class 1	—	12	7,138	10,666
Franklin Income VIP Fund Class 2	—	(3,693,202)	48,871,536	63,928,101
Franklin Income VIP Fund Class 4	—	(182,465)	2,037,405	2,567,394
Franklin Mutual Shares VIP Fund Class 1	44,757	41,417	24,069	76,332
Franklin Mutual Shares VIP Fund Class 2	58,724,170	73,019,028	20,827,938	99,406,293
Franklin Mutual Shares VIP Fund Class 4	348,514	276,316	319,623	624,383
Franklin Rising Dividends VIP Fund Class 1	53,125	50,794	13,345	69,473
Franklin Rising Dividends VIP Fund Class 4	1,248,582	1,096,722	350,516	1,448,906
Franklin Small Cap Value VIP Fund Class 1	45,264	44,505	38,357	84,861
Franklin Small Cap Value VIP Fund Class 4	469,942	431,071	582,656	992,556
Franklin Small-Mid Cap Growth VIP Fund Class 1	5,101	5,065	(2,447)	2,350
Franklin Small-Mid Cap Growth VIP Fund Class 2	—	728	62	759
Franklin Small-Mid Cap Growth VIP Fund Class 4	252,358	136,799	(28,089)	80,079

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2016

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Goldman Sachs VIT Large Cap Value Fund Service Shares	$2,791,057	$(1,457,380)	$1,333,677	$(771,076)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	2,142	(3,652)	(1,510)	—
Goldman Sachs VIT Government Money Market Fund Service Shares	17,360	(492,514)	(475,154)	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	18,234	(28,607)	(10,373)	(74,469)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares	601	(130)	471	(790)
Goldman Sachs VIT Strategic Income Fund Advisor Shares	97,719	(57,065)	40,654	(43,287)
Goldman Sachs VIT Strategic Income Fund Institutional Shares	267	(24)	243	—
Guggenheim Long Short Equity Fund	—	(36,850)	(36,850)	(36,424)
Guggenheim Multi-Hedge Strategies Fund	3,495	(45,963)	(42,468)	(3,255)
Hartford Capital Appreciation HLS Fund Class IA	898	(312)	586	(633)
Hartford Capital Appreciation HLS Fund Class IC	58,153	(89,368)	(31,215)	(227,956)
Invesco V.I. American Franchise Fund Series I	—	(34,655)	(34,655)	68,014
Invesco V.I. American Franchise Fund Series II	—	(21,764)	(21,764)	29,610
Invesco V.I. Balanced-Risk Allocation Fund Series I	756	(740)	16	(3,935)
Invesco V.I. Balanced-Risk Allocation Fund Series II	17,189	(101,512)	(84,323)	(65,987)
Invesco V.I. Comstock Fund Series I	1,828	(376)	1,452	15
Invesco V.I. Comstock Fund Series II	37,580	(29,048)	8,532	(22,789)
Invesco V.I. Core Equity Fund Series I	51,965	(99,784)	(47,819)	218,735
Invesco V.I. Core Equity Fund Series II	7,956	(26,246)	(18,290)	67,769
Invesco V.I. Diversified Dividend Fund Series I	395	(176)	219	2,434
Invesco V.I. Diversified Dividend Fund Series II	166,405	(136,438)	29,967	97,560
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	195	(79)	116	(193)
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	52,139	(143,983)	(91,844)	(284,453)
Invesco V.I. Equity and Income Fund Series I	—	(10)	(10)	1
Invesco V.I. Equity and Income Fund Series II	97,183	(70,003)	27,180	(63,490)
Invesco V.I. International Growth Fund Series I	27,872	(27,953)	(81)	98,149
Invesco V.I. International Growth Fund Series II	352,360	(425,124)	(72,764)	(177,330)
Ivy VIP Asset Strategy Portfolio	56,402	(112,702)	(56,300)	(607,853)
Ivy VIP Energy Portfolio	6,693	(64,065)	(57,372)	(37,715)
Ivy VIP High Income Portfolio	690,437	(120,655)	569,782	(130,528)
Ivy VIP Micro Cap Growth Portfolio	—	(23,149)	(23,149)	(67,620)
Ivy VIP Mid Cap Growth Portfolio	—	(44,435)	(44,435)	(93,304)
Ivy VIP Science and Technology Portfolio	—	(120,069)	(120,069)	(425,498)
Janus Aspen Balanced Portfolio Service Shares	262,465	(219,083)	43,382	247,348
Janus Aspen Enterprise Portfolio Service Shares	1,487	(96,834)	(95,347)	190,494
Janus Aspen Global Research Portfolio Service Shares	6,844	(11,528)	(4,684)	26,858
JPMorgan Insurance Trust Global Allocation Portfolio Class 2	101,586	(45,728)	55,858	5,749
JPMorgan Insurance Trust Income Builder Portfolio Class 2	35,336	(10,933)	24,403	3,511
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	501	(417)	84	(356)
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	38,693	(84,895)	(46,202)	(101,047)
Lord Abbett Bond Debenture Portfolio Class VC	616,407	(114,898)	501,509	(12,548)
Lord Abbett Developing Growth Portfolio Class VC	—	(45,375)	(45,375)	(153,955)
Lord Abbett Fundamental Equity Portfolio Class VC	161,667	(136,913)	24,754	9,085
Lord Abbett Short Duration Income Portfolio Class VC	436,711	(160,828)	275,883	(90,912)
LVIP American Balanced Allocation Fund Standard Class	114,266	(81,705)	32,561	131,597
LVIP American Balanced Allocation Fund Service Class	439,977	(233,651)	206,326	(64,157)
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class	2,837,591	(3,042,057)	(204,466)	897,863
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	13,112	(5,498)	7,614	(110)
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	365,280	(272,774)	92,506	(78,767)
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	11,567	(5,695)	5,872	(22,691)
LVIP American Global Growth Allocation Managed Risk Fund Service Class	885,815	(886,296)	(481)	(320,077)
LVIP American Global Growth Fund Service Class II	1,080,113	(1,944,748)	(864,635)	910,857
LVIP American Global Small Capitalization Fund Service Class II	78,031	(1,063,212)	(985,181)	958,853
LVIP American Growth Allocation Fund Standard Class	43,543	(15,245)	28,298	(623)
LVIP American Growth Allocation Fund Service Class	338,675	(192,720)	145,955	(81,616)
LVIP American Growth Fund Service Class II	1,454,804	(5,441,233)	(3,986,429)	7,296,711
LVIP American Growth-Income Fund Service Class II	4,901,645	(4,647,344)	254,301	6,072,939

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Goldman Sachs VIT Large Cap Value Fund Service Shares	$1,541,840	$770,764	$13,078,399	$15,182,840
Goldman Sachs VIT Government Money Market Fund Institutional Shares	—	—	—	(1,510)
Goldman Sachs VIT Government Money Market Fund Service Shares	—	—	—	(475,154)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	—	(74,469)	67,159	(17,683)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares	—	(790)	699	380
Goldman Sachs VIT Strategic Income Fund Advisor Shares	—	(43,287)	(1,237)	(3,870)
Goldman Sachs VIT Strategic Income Fund Institutional Shares	—	—	(106)	137
Guggenheim Long Short Equity Fund	—	(36,424)	46,695	(26,579)
Guggenheim Multi-Hedge Strategies Fund	—	(3,255)	(15,394)	(61,117)
Hartford Capital Appreciation HLS Fund Class IA	7,423	6,790	(3,368)	4,008
Hartford Capital Appreciation HLS Fund Class IC	720,660	492,704	(140,675)	320,814
Invesco V.I. American Franchise Fund Series I	215,692	283,706	(229,765)	19,286
Invesco V.I. American Franchise Fund Series II	117,241	146,851	(128,922)	(3,835)
Invesco V.I. Balanced-Risk Allocation Fund Series I	—	(3,935)	23,090	19,171
Invesco V.I. Balanced-Risk Allocation Fund Series II	—	(65,987)	853,995	703,685
Invesco V.I. Comstock Fund Series I	9,121	9,136	7,036	17,624
Invesco V.I. Comstock Fund Series II	225,915	203,126	241,880	453,538
Invesco V.I. Core Equity Fund Series I	465,774	684,509	(68,882)	567,808
Invesco V.I. Core Equity Fund Series II	109,411	177,180	(31,447)	127,443
Invesco V.I. Diversified Dividend Fund Series I	—	2,434	3,301	5,954
Invesco V.I. Diversified Dividend Fund Series II	—	97,560	1,294,130	1,421,657
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	1,311	1,118	1,534	2,768
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	546,823	262,370	1,268,800	1,439,326
Invesco V.I. Equity and Income Fund Series I	—	1	705	696
Invesco V.I. Equity and Income Fund Series II	187,835	124,345	662,653	814,178
Invesco V.I. International Growth Fund Series I	—	98,149	(133,513)	(35,445)
Invesco V.I. International Growth Fund Series II	—	(177,330)	(304,434)	(554,528)
Ivy VIP Asset Strategy Portfolio	—	(607,853)	306,549	(357,604)
Ivy VIP Energy Portfolio	—	(37,715)	1,814,405	1,719,318
Ivy VIP High Income Portfolio	—	(130,528)	960,713	1,399,967
Ivy VIP Micro Cap Growth Portfolio	185,757	118,137	180,140	275,128
Ivy VIP Mid Cap Growth Portfolio	237,882	144,578	119,401	219,544
Ivy VIP Science and Technology Portfolio	424,275	(1,223)	260,255	138,963
Janus Aspen Balanced Portfolio Service Shares	188,761	436,109	(144,157)	335,334
Janus Aspen Enterprise Portfolio Service Shares	498,255	688,749	(10,245)	583,157
Janus Aspen Global Research Portfolio Service Shares	—	26,858	(20,937)	1,237
JPMorgan Insurance Trust Global Allocation Portfolio Class 2	41	5,790	100,923	162,571
JPMorgan Insurance Trust Income Builder Portfolio Class 2	—	3,511	12,847	40,761
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	7,254	6,898	5,149	12,131
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	700,901	599,854	204,790	758,442
Lord Abbett Bond Debenture Portfolio Class VC	—	(12,548)	570,014	1,058,975
Lord Abbett Developing Growth Portfolio Class VC	—	(153,955)	131,812	(67,518)
Lord Abbett Fundamental Equity Portfolio Class VC	265,085	274,170	1,677,925	1,976,849
Lord Abbett Short Duration Income Portfolio Class VC	—	(90,912)	62,360	247,331
LVIP American Balanced Allocation Fund Standard Class	457,791	589,388	(2,121)	619,828
LVIP American Balanced Allocation Fund Service Class	851,737	787,580	(103,484)	890,422
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class	—	897,863	26,744,582	27,437,979
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	—	(110)	17,279	24,783
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	—	(78,767)	411,562	425,301
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	—	(22,691)	29,574	12,755
LVIP American Global Growth Allocation Managed Risk Fund Service Class	—	(320,077)	1,292,123	971,565
LVIP American Global Growth Fund Service Class II	9,092,810	10,003,667	(10,209,564)	(1,070,532)
LVIP American Global Small Capitalization Fund Service Class II	4,845,280	5,804,133	(4,763,486)	55,466
LVIP American Growth Allocation Fund Standard Class	99,693	99,070	(12,554)	114,814
LVIP American Growth Allocation Fund Service Class	804,403	722,787	(88,047)	780,695
LVIP American Growth Fund Service Class II	64,494,512	71,791,223	(43,457,913)	24,346,881
LVIP American Growth-Income Fund Service Class II	36,730,868	42,803,807	(16,817,740)	26,240,368

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2016

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP American Income Allocation Fund Standard Class	$1,297	$(218)	$1,079	$(19)
LVIP American International Fund Service Class II	1,408,908	(2,268,904)	(859,996)	830,661
LVIP American Preservation Fund Standard Class	2,204	(781)	1,423	(430)
LVIP American Preservation Fund Service Class	89,191	(75,026)	14,165	6,496
LVIP AQR Enhanced Global Strategies Fund Standard Class	—	(33)	(33)	977
LVIP AQR Enhanced Global Strategies Fund Service Class	25,898	(29,106)	(3,208)	(77,473)
LVIP Baron Growth Opportunities Fund Standard Class	4,736	(2,541)	2,195	(1,491)
LVIP Baron Growth Opportunities Fund Service Class	767,152	(2,584,490)	(1,817,338)	2,554,784
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class	6,810	(1,392)	5,418	622
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class	11,816,139	(10,474,902)	1,341,237	1,714,287
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	6,006	(2,007)	3,999	(27,906)
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	8,791,995	(3,417,114)	5,374,881	(42,001,074)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class	1,200	(2,083)	(883)	(8,080)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class	6,964,868	(15,897,587)	(8,932,719)	(11,813,417)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class	613,225	(259,882)	353,343	(4,356)
LVIP BlackRock Inflation Protected Bond Fund Standard Class	9,851	(5,600)	4,251	(4,401)
LVIP BlackRock Inflation Protected Bond Fund Service Class	5,987,098	(12,108,266)	(6,121,168)	(7,336,640)
LVIP BlackRock Multi-Asset Income Fund Standard Class	7,423	(1,015)	6,408	(1,529)
LVIP BlackRock Multi-Asset Income Fund Service Class	166,967	(61,462)	105,505	(24,523)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class	702,360	(535,528)	166,832	56,521
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	74	(949)	(875)	(11,891)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	168,860	(514,581)	(345,721)	654,613
LVIP Blended Core Equity Managed Volatility Fund Standard Class	886	(699)	187	(37)
LVIP Blended Core Equity Managed Volatility Fund Service Class	1,999,802	(2,667,163)	(667,361)	(65,661)
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class	10,582	(42,771)	(32,189)	93,618
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class	1,017,971	(6,603,811)	(5,585,840)	3,010,128
LVIP Blended Mid Cap Managed Volatility Fund Standard Class	—	(486)	(486)	38
LVIP Blended Mid Cap Managed Volatility Fund Service Class	—	(5,153,778)	(5,153,778)	(2,185,055)
LVIP Clarion Global Real Estate Fund Standard Class	13,274	(1,263)	12,011	878
LVIP Clarion Global Real Estate Fund Service Class	3,918,675	(1,620,319)	2,298,356	2,906,371
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	637,855	(1,151,295)	(513,440)	(121,047)
LVIP Delaware Bond Fund Standard Class	2,356,294	(1,509,921)	846,373	673,176
LVIP Delaware Bond Fund Service Class	73,457,285	(41,752,455)	31,704,830	3,337,740
LVIP Delaware Diversified Floating Rate Fund Standard Class	—	(15,220)	(15,220)	(15,316)
LVIP Delaware Diversified Floating Rate Fund Service Class	—	(11,832,951)	(11,832,951)	(2,968,380)
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	75,796	(77,934)	(2,138)	53,813
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	192,757	(244,911)	(52,154)	80,552
LVIP Delaware Social Awareness Fund Standard Class	113,886	(124,264)	(10,378)	208,627
LVIP Delaware Social Awareness Fund Service Class	678,834	(923,316)	(244,482)	332,141
LVIP Delaware Special Opportunities Fund Service Class	737,432	(843,636)	(106,204)	252,654
LVIP Dimensional International Equity Managed Volatility Fund Standard Class	30,787	(10,306)	20,481	(53,507)
LVIP Dimensional International Equity Managed Volatility Fund Service Class	5,262,668	(3,994,351)	1,268,317	(3,813,553)
LVIP Dimensional International Core Equity Fund Standard Class	23,967	(3,343)	20,624	(23)
LVIP Dimensional International Core Equity Fund Service Class	187,606	(128,361)	59,245	(14,083)
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	25,013	(7,192)	17,821	(113,280)
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	615,740	(724,490)	(108,750)	(400,529)
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	15,234	(3,951)	11,283	9,792
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	134,373	(109,660)	24,713	85,965
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class	41,732	(23,915)	17,817	46,842
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class	4,801,759	(6,926,038)	(2,124,279)	(610,393)
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	91,595	(29,846)	61,749	1,809
LVIP Dimensional/Vanguard Total Bond Fund Service Class	6,760,232	(7,482,671)	(722,439)	633,124
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class	9,335,846	(11,614,519)	(2,278,673)	(7,135,923)
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	17,248	(26,096)	(8,848)	(35,788)
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class	261	(58)	203	(766)
LVIP Franklin Templeton Value Managed Volatility Fund Service Class	5,512,343	(3,494,950)	2,017,393	(1,264,760)
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	3,910	(1,025)	2,885	569

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP American Income Allocation Fund Standard Class	$443	$424	$(1,374)	$129
LVIP American International Fund Service Class II	7,981,301	8,811,962	(5,567,369)	2,384,597
LVIP American Preservation Fund Standard Class	—	(430)	(1,056)	(63)
LVIP American Preservation Fund Service Class	—	6,496	(31,611)	(10,950)
LVIP AQR Enhanced Global Strategies Fund Standard Class	—	977	(795)	149
LVIP AQR Enhanced Global Strategies Fund Service Class	80,585	3,112	29,352	29,256
LVIP Baron Growth Opportunities Fund Standard Class	43,553	42,062	(11,475)	32,782
LVIP Baron Growth Opportunities Fund Service Class	10,775,052	13,329,836	(6,058,489)	5,454,009
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class	—	622	21,822	27,862
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class	—	1,714,287	60,522,167	63,577,691
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	—	(27,906)	34,659	10,752
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	—	(42,001,074)	48,743,340	12,117,147
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class	772	(7,308)	13,031	4,840
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class	4,473,715	(7,339,702)	23,566,061	7,293,640
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class	—	(4,356)	(391,765)	(42,778)
LVIP BlackRock Inflation Protected Bond Fund Standard Class	—	(4,401)	19,536	19,386
LVIP BlackRock Inflation Protected Bond Fund Service Class	—	(7,336,640)	25,302,796	11,844,988
LVIP BlackRock Multi-Asset Income Fund Standard Class	—	(1,529)	10,298	15,177
LVIP BlackRock Multi-Asset Income Fund Service Class	—	(24,523)	169,439	250,421
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class	—	56,521	1,144,476	1,367,829
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	186	(11,705)	7,285	(5,295)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	633,888	1,288,501	1,210,524	2,153,304
LVIP Blended Core Equity Managed Volatility Fund Standard Class	—	(37)	5,249	5,399
LVIP Blended Core Equity Managed Volatility Fund Service Class	—	(65,661)	12,261,337	11,528,315
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class	—	93,618	(132,995)	(71,566)
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class	—	3,010,128	(6,743,741)	(9,319,453)
LVIP Blended Mid Cap Managed Volatility Fund Standard Class	1,753	1,791	3,878	5,183
LVIP Blended Mid Cap Managed Volatility Fund Service Class	8,431,350	6,246,295	(1,146,337)	(53,820)
LVIP Clarion Global Real Estate Fund Standard Class	—	878	(9,849)	3,040
LVIP Clarion Global Real Estate Fund Service Class	—	2,906,371	(5,718,165)	(513,438)
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	1,671,031	1,549,984	1,033,286	2,069,830
LVIP Delaware Bond Fund Standard Class	952,130	1,625,306	(1,406,880)	1,064,799
LVIP Delaware Bond Fund Service Class	34,016,510	37,354,250	(46,800,327)	22,258,753
LVIP Delaware Diversified Floating Rate Fund Standard Class	—	(15,316)	46,321	15,785
LVIP Delaware Diversified Floating Rate Fund Service Class	—	(2,968,380)	16,655,550	1,854,219
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	394,283	448,096	(275,883)	170,075
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	1,179,345	1,259,897	(735,356)	472,387
LVIP Delaware Social Awareness Fund Standard Class	928,876	1,137,503	(783,985)	343,140
LVIP Delaware Social Awareness Fund Service Class	7,244,655	7,576,796	(4,773,577)	2,558,737
LVIP Delaware Special Opportunities Fund Service Class	7,710,568	7,963,222	1,433,242	9,290,260
LVIP Dimensional International Equity Managed Volatility Fund Standard Class	21,390	(32,117)	11,815	179
LVIP Dimensional International Equity Managed Volatility Fund Service Class	4,058,601	245,048	(287,727)	1,225,638
LVIP Dimensional International Core Equity Fund Standard Class	—	(23)	15,255	35,856
LVIP Dimensional International Core Equity Fund Service Class	—	(14,083)	335,715	380,877
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	607,233	493,953	(359,488)	152,286
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	17,048,719	16,648,190	(11,119,214)	5,420,226
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	—	9,792	122,650	143,725
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	—	85,965	1,010,897	1,121,575
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class	255,576	302,418	66,793	387,028
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class	37,142,914	36,532,521	4,914,808	39,323,050
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	—	1,809	(45,780)	17,778
LVIP Dimensional/Vanguard Total Bond Fund Service Class	—	633,124	(410,182)	(499,497)
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class	—	(7,135,923)	15,483,363	6,068,767
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	5,380	(30,408)	30,099	(9,157)
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class	—	(766)	1,643	1,080
LVIP Franklin Templeton Value Managed Volatility Fund Service Class	2,956,827	1,692,067	16,890,441	20,599,901
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	2,743	3,312	1,105	7,302

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2016

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Global Conservative Allocation Managed Risk Fund Service Class	$24,996,127	$(21,600,246)	$3,395,881	$4,502,344
LVIP Global Growth Allocation Managed Risk Fund Standard Class	77,676	(26,963)	50,713	(493)
LVIP Global Growth Allocation Managed Risk Fund Service Class	139,614,751	(125,424,073)	14,190,678	13,350,811
LVIP Global Income Fund Standard Class	—	(1,622)	(1,622)	11
LVIP Global Income Fund Service Class	—	(9,714,796)	(9,714,796)	(3,578,405)
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	15,685	(9,711)	5,974	(3,373)
LVIP Global Moderate Allocation Managed Risk Fund Service Class	103,996,421	(100,421,293)	3,575,128	20,654,084
LVIP Goldman Sachs Income Builder Fund Standard Class	931	(102)	829	(151)
LVIP Goldman Sachs Income Builder Fund Service Class	115,948	(38,215)	77,733	(22,853)
LVIP Government Money Market Fund Standard Class	8,261	(468,616)	(460,355)	—
LVIP Government Money Market Fund Service Class	65,657	(4,158,925)	(4,093,268)	—
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	1,877,264	(2,861,947)	(984,683)	(35,659)
LVIP Invesco Select Equity Managed Volatility Fund Standard Class	701	(842)	(141)	(533)
LVIP Invesco Select Equity Managed Volatility Fund Service Class	791,007	(1,920,905)	(1,129,898)	(1,350,182)
LVIP JPMorgan High Yield Fund Standard Class	7,157	(392)	6,765	(75)
LVIP JPMorgan High Yield Fund Service Class	8,438,974	(2,296,217)	6,142,757	(1,625,716)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class	1,876	(1,952)	(76)	(2,087)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class	2,577,990	(7,441,736)	(4,863,746)	1,293,611
LVIP Managed Risk Profile 2010 Fund Service Class	88,042	(77,662)	10,380	62,004
LVIP Managed Risk Profile 2020 Fund Service Class	184,083	(170,751)	13,332	172,615
LVIP Managed Risk Profile 2030 Fund Service Class	86,707	(98,414)	(11,707)	133,934
LVIP Managed Risk Profile 2040 Fund Service Class	64,901	(87,137)	(22,236)	165,295
LVIP MFS International Growth Fund Standard Class	492	(136)	356	651
LVIP MFS International Growth Fund Service Class	2,011,409	(1,994,203)	17,206	1,708,538
LVIP MFS International Equity Managed Volatility Fund Service Class	2,103,934	(3,101,575)	(997,641)	(1,383,260)
LVIP MFS Value Fund Standard Class	911	(62)	849	(10)
LVIP MFS Value Fund Service Class	14,544,007	(10,055,274)	4,488,733	35,104,383
LVIP Mondrian International Value Fund Standard Class	342,517	(202,100)	140,417	(106,916)
LVIP Mondrian International Value Fund Service Class	7,433,069	(3,795,130)	3,637,939	(2,616,189)
LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class	2,746	(305)	2,441	5
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	331,114	(372,315)	(41,201)	(197,831)
LVIP PIMCO Low Duration Bond Fund Standard Class	69,397	(18,012)	51,385	2,018
LVIP PIMCO Low Duration Bond Fund Service Class	4,812,672	(5,018,066)	(205,394)	186,397
LVIP Select Core Equity Managed Volatility Fund Standard Class	2,229	(2,782)	(553)	(9,773)
LVIP Select Core Equity Managed Volatility Fund Service Class	3,163,763	(7,041,661)	(3,877,898)	(1,799,876)
LVIP SSGA Bond Index Fund Standard Class	21,176	(5,939)	15,237	73
LVIP SSGA Bond Index Fund Service Class	19,842,729	(16,304,632)	3,538,097	4,278,167
LVIP SSGA Conservative Index Allocation Fund Service Class	1,289,806	(1,157,718)	132,088	666,915
LVIP SSGA Conservative Structured Allocation Fund Standard Class	13,241	(2,264)	10,977	(1,945)
LVIP SSGA Conservative Structured Allocation Fund Service Class	3,731,612	(2,941,637)	789,975	798,332
LVIP SSGA Developed International 150 Fund Standard Class	12,519	(2,429)	10,090	(8,041)
LVIP SSGA Developed International 150 Fund Service Class	4,762,558	(2,249,194)	2,513,364	(1,339,742)
LVIP SSGA Emerging Markets 100 Fund Standard Class	15,748	(4,128)	11,620	(20,169)
LVIP SSGA Emerging Markets 100 Fund Service Class	4,041,608	(2,658,726)	1,382,882	(7,436,170)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class	10,576	(3,602)	6,974	(2,972)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class	14,376,247	(14,418,065)	(41,818)	(3,676,794)
LVIP SSGA International Index Fund Standard Class	26,483	(5,145)	21,338	(13,689)
LVIP SSGA International Index Fund Service Class	7,321,415	(4,176,302)	3,145,113	431,868
LVIP SSGA International Managed Volatility Fund Standard Class	1,428	(130)	1,298	(131)
LVIP SSGA International Managed Volatility Fund Service Class	2,478,548	(1,888,819)	589,729	(1,529,815)
LVIP SSGA Large Cap 100 Fund Standard Class	41,577	(18,441)	23,136	(29,707)
LVIP SSGA Large Cap 100 Fund Service Class	6,260,785	(4,834,034)	1,426,751	8,718,837
LVIP SSGA Large Cap Managed Volatility Fund Standard Class	564	(279)	285	12
LVIP SSGA Large Cap Managed Volatility Fund Service Class	3,866,479	(3,597,456)	269,023	(219,674)
LVIP SSGA Moderate Index Allocation Fund Service Class	3,626,848	(3,202,695)	424,153	2,203,422
LVIP SSGA Moderate Structured Allocation Fund Standard Class	4,200	(700)	3,500	(37)
LVIP SSGA Moderate Structured Allocation Fund Service Class	15,636,541	(12,370,630)	3,265,911	5,037,691

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Global Conservative Allocation Managed Risk Fund Service Class	$20,076,615	$24,578,959	$10,213,318	$38,188,158
LVIP Global Growth Allocation Managed Risk Fund Standard Class	—	(493)	108,205	158,425
LVIP Global Growth Allocation Managed Risk Fund Service Class	—	13,350,811	210,948,115	238,489,604
LVIP Global Income Fund Standard Class	2,583	2,594	(9,201)	(8,229)
LVIP Global Income Fund Service Class	2,596,711	(981,694)	2,184,123	(8,512,367)
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	9,161	5,788	15,490	27,252
LVIP Global Moderate Allocation Managed Risk Fund Service Class	73,891,981	94,546,065	65,734,214	163,855,407
LVIP Goldman Sachs Income Builder Fund Standard Class	—	(151)	1,317	1,995
LVIP Goldman Sachs Income Builder Fund Service Class	—	(22,853)	200,936	255,816
LVIP Government Money Market Fund Standard Class	—	—	—	(460,355)
LVIP Government Money Market Fund Service Class	—	—	—	(4,093,268)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	2,895,648	2,859,989	15,150,810	17,026,116
LVIP Invesco Select Equity Managed Volatility Fund Standard Class	—	(533)	4,476	3,802
LVIP Invesco Select Equity Managed Volatility Fund Service Class	—	(1,350,182)	7,921,630	5,441,550
LVIP JPMorgan High Yield Fund Standard Class	—	(75)	3,710	10,400
LVIP JPMorgan High Yield Fund Service Class	—	(1,625,716)	12,396,752	16,913,793
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class	—	(2,087)	28,311	26,148
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class	—	1,293,611	40,047,751	36,477,616
LVIP Managed Risk Profile 2010 Fund Service Class	187,598	249,602	(139,005)	120,977
LVIP Managed Risk Profile 2020 Fund Service Class	254,230	426,845	(193,002)	247,175
LVIP Managed Risk Profile 2030 Fund Service Class	134,520	268,454	(169,022)	87,725
LVIP Managed Risk Profile 2040 Fund Service Class	102,693	267,988	(167,945)	77,807
LVIP MFS International Growth Fund Standard Class	—	651	(213)	794
LVIP MFS International Growth Fund Service Class	—	1,708,538	(1,248,489)	477,255
LVIP MFS International Equity Managed Volatility Fund Service Class	—	(1,383,260)	(3,427,852)	(5,808,753)
LVIP MFS Value Fund Standard Class	675	665	544	2,058
LVIP MFS Value Fund Service Class	35,593,644	70,698,027	25,463,704	100,650,464
LVIP Mondrian International Value Fund Standard Class	409,500	302,584	(206,651)	236,350
LVIP Mondrian International Value Fund Service Class	9,545,905	6,929,716	(3,920,723)	6,646,932
LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class	—	5	4,256	6,702
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	—	(197,831)	1,269,746	1,030,714
LVIP PIMCO Low Duration Bond Fund Standard Class	8,111	10,129	(5,537)	55,977
LVIP PIMCO Low Duration Bond Fund Service Class	680,974	867,371	1,417,357	2,079,334
LVIP Select Core Equity Managed Volatility Fund Standard Class	—	(9,773)	19,276	8,950
LVIP Select Core Equity Managed Volatility Fund Service Class	—	(1,799,876)	24,968,290	19,290,516
LVIP SSGA Bond Index Fund Standard Class	—	73	(5,548)	9,762
LVIP SSGA Bond Index Fund Service Class	—	4,278,167	(6,008,706)	1,807,558
LVIP SSGA Conservative Index Allocation Fund Service Class	522,120	1,189,035	1,029,934	2,351,057
LVIP SSGA Conservative Structured Allocation Fund Standard Class	13,180	11,235	12,619	34,831
LVIP SSGA Conservative Structured Allocation Fund Service Class	4,414,259	5,212,591	2,588,100	8,590,666
LVIP SSGA Developed International 150 Fund Standard Class	6,533	(1,508)	17,182	25,764
LVIP SSGA Developed International 150 Fund Service Class	3,102,311	1,762,569	5,984,844	10,260,777
LVIP SSGA Emerging Markets 100 Fund Standard Class	—	(20,169)	85,927	77,378
LVIP SSGA Emerging Markets 100 Fund Service Class	—	(7,436,170)	27,018,393	20,965,105
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class	—	(2,972)	23,414	27,416
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class	—	(3,676,794)	33,318,462	29,599,850
LVIP SSGA International Index Fund Standard Class	—	(13,689)	(5,740)	1,909
LVIP SSGA International Index Fund Service Class	—	431,868	(5,706,398)	(2,129,417)
LVIP SSGA International Managed Volatility Fund Standard Class	—	(131)	(1,957)	(790)
LVIP SSGA International Managed Volatility Fund Service Class	—	(1,529,815)	(4,521,015)	(5,461,101)
LVIP SSGA Large Cap 100 Fund Standard Class	167,612	137,905	150,158	311,199
LVIP SSGA Large Cap 100 Fund Service Class	28,825,556	37,544,393	12,246,942	51,218,086
LVIP SSGA Large Cap Managed Volatility Fund Standard Class	—	12	1,951	2,248
LVIP SSGA Large Cap Managed Volatility Fund Service Class	—	(219,674)	14,670,664	14,720,013
LVIP SSGA Moderate Index Allocation Fund Service Class	2,322,280	4,525,702	3,888,679	8,838,534
LVIP SSGA Moderate Structured Allocation Fund Standard Class	5,426	5,389	6,060	14,949
LVIP SSGA Moderate Structured Allocation Fund Service Class	23,009,858	28,047,549	21,630,239	52,943,699

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2016

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class	$3,044,073	$(2,623,528)	$420,545	$1,628,930
LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class	14,980	(1,878)	13,102	67
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class	8,721,224	(6,683,450)	2,037,774	2,974,046
LVIP SSGA S&P 500 Index Fund Standard Class	747,981	(467,411)	280,570	801,430
LVIP SSGA S&P 500 Index Fund Service Class	15,614,352	(14,229,140)	1,385,212	33,691,368
LVIP SSGA Small-Cap Index Fund Standard Class	38,039	(15,872)	22,167	(3,604)
LVIP SSGA Small-Cap Index Fund Service Class	2,880,315	(4,097,216)	(1,216,901)	8,830,165
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class	1,489	(1,076)	413	(1,811)
LVIP SSGA SMID Cap Managed Volatility Fund Service Class	2,393,817	(3,515,897)	(1,122,080)	(667,259)
LVIP SSGA Small-Mid Cap 200 Fund Standard Class	40,013	(17,382)	22,631	(47,549)
LVIP SSGA Small-Mid Cap 200 Fund Service Class	2,317,013	(1,891,470)	425,543	(389,755)
LVIP T. Rowe Price Growth Stock Fund Standard Class	679	(1,858)	(1,179)	(710)
LVIP T. Rowe Price Growth Stock Fund Service Class	—	(3,892,172)	(3,892,172)	10,293,771
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	8,355	(50,403)	(42,048)	97,942
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	62,767	(1,819,270)	(1,756,503)	2,274,627
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	427	(217)	210	(1)
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	6,029,083	(6,121,539)	(92,456)	(266,012)
LVIP Vanguard Domestic Equity ETF Fund Standard Class	9,758	(5,478)	4,280	18,164
LVIP Vanguard Domestic Equity ETF Fund Service Class	1,843,748	(1,869,715)	(25,967)	3,269,799
LVIP Vanguard International Equity ETF Fund Standard Class	16,270	(6,153)	10,117	(5,418)
LVIP Vanguard International Equity ETF Fund Service Class	1,559,368	(1,086,079)	473,289	(674,085)
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	—	(434)	(434)	(2,038)
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	3,964	(1,143,593)	(1,139,629)	567,490
LVIP Wellington Capital Growth Fund Standard Class	—	(5)	(5)	(541)
LVIP Wellington Capital Growth Fund Service Class	—	(3,199,088)	(3,199,088)	8,462,158
LVIP Wellington Mid-Cap Value Fund Standard Class	365	(225)	140	17
LVIP Wellington Mid-Cap Value Fund Service Class	216,030	(1,236,302)	(1,020,272)	2,708,423
MFS VIT Growth Series Initial Class	1,414	(44,915)	(43,501)	83,559
MFS VIT Growth Series Service Class	—	(1,008,194)	(1,008,194)	901,139
MFS VIT Total Return Series Initial Class	210,409	(92,808)	117,601	1,420,684
MFS VIT Total Return Series Service Class	236,346	(128,963)	107,383	(79,859)
MFS VIT Utilities Series Initial Class	307,236	(110,712)	196,524	108,204
MFS VIT Utilities Series Service Class	7,263,804	(3,128,844)	4,134,960	(1,864,131)
MFS VIT II Core Equity Portfolio Service Class	10,708	(36,326)	(25,618)	(43,111)
MFS VIT II International Value Series Initial Class	4,364	(1,089)	3,275	(505)
MFS VIT II International Value Series Service Class	174,832	(166,085)	8,747	(43,074)
Morgan Stanley UIF Growth Portfolio Class II	—	(15,514)	(15,514)	29,494
Neuberger Berman AMT Mid Cap Growth Portfolio I Class	—	(3)	(3)	73
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class	179,643	(476,983)	(297,340)	834,366
Oppenheimer Global Fund/VA Service Shares	60,564	(75,430)	(14,866)	49,792
Oppenheimer International Growth Fund/VA Non-Service Shares	6,253	(2,469)	3,784	(5,205)
Oppenheimer International Growth Fund/VA Service Shares	59,828	(82,854)	(23,026)	(145,521)
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	533	(399)	134	(390)
Oppenheimer Main Street Small Cap Fund/VA Service Shares	14,801	(73,284)	(58,483)	(55,400)
PIMCO VIT All Asset All Authority Portfolio Advisor Class	43,542	(18,134)	25,408	(14,126)
PIMCO VIT All Asset All Authority Portfolio Institutional Class	4,530	(586)	3,944	(7,429)
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	118,467	(169,634)	(51,167)	(1,494,074)
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	379	(121)	258	(152)
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	108,882	(25,138)	83,744	(19,903)
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	532	(39)	493	(6)
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	52,771	(41,016)	11,755	(20,593)
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	452	(98)	354	(53)
Putnam VT Absolute Return 500 Fund Class IA	366	(14)	352	(472)
Putnam VT Absolute Return 500 Fund Class IB	76,007	(25,866)	50,141	(27,333)
Putnam VT Global Health Care Fund Class IA	—	(94)	(94)	(1,933)
Putnam VT Global Health Care Fund Class IB	—	(121,458)	(121,458)	(541,076)
Putnam VT Growth & Income Fund Class IB	20,707	(19,530)	1,177	25,366

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class	$2,203,839	$3,832,769	$4,163,367	$8,416,681
LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class	20,247	20,314	21,659	55,075
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class	13,142,668	16,116,714	13,988,348	32,142,836
LVIP SSGA S&P 500 Index Fund Standard Class	496,615	1,298,045	1,850,457	3,429,072
LVIP SSGA S&P 500 Index Fund Service Class	11,987,449	45,678,817	32,843,563	79,907,592
LVIP SSGA Small-Cap Index Fund Standard Class	51,191	47,587	431,894	501,648
LVIP SSGA Small-Cap Index Fund Service Class	5,476,949	14,307,114	30,944,965	44,035,178
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class	—	(1,811)	20,246	18,848
LVIP SSGA SMID Cap Managed Volatility Fund Service Class	—	(667,259)	31,598,278	29,808,939
LVIP SSGA Small-Mid Cap 200 Fund Standard Class	85,799	38,250	404,773	465,654
LVIP SSGA Small-Mid Cap 200 Fund Service Class	5,980,973	5,591,218	22,517,410	28,534,171
LVIP T. Rowe Price Growth Stock Fund Standard Class	8,672	7,962	25,025	31,808
LVIP T. Rowe Price Growth Stock Fund Service Class	3,310,023	13,603,794	(11,031,196)	(1,319,574)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	141,280	239,222	(25,477)	171,697
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	5,869,037	8,143,664	(339,101)	6,048,060
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	—	(1)	930	1,139
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	—	(266,012)	15,248,961	14,890,493
LVIP Vanguard Domestic Equity ETF Fund Standard Class	1,773	19,937	39,687	63,904
LVIP Vanguard Domestic Equity ETF Fund Service Class	414,792	3,684,591	8,358,390	12,017,014
LVIP Vanguard International Equity ETF Fund Standard Class	—	(5,418)	26,249	30,948
LVIP Vanguard International Equity ETF Fund Service Class	—	(674,085)	1,589,008	1,388,212
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	—	(2,038)	5,888	3,416
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	2,769,668	3,337,158	4,186,453	6,383,982
LVIP Wellington Capital Growth Fund Standard Class	494	(47)	—	(52)
LVIP Wellington Capital Growth Fund Service Class	24,759,616	33,221,774	(32,961,975)	(2,939,289)
LVIP Wellington Mid-Cap Value Fund Standard Class	212	229	8,797	9,166
LVIP Wellington Mid-Cap Value Fund Service Class	249,538	2,957,961	6,687,144	8,624,833
MFS VIT Growth Series Initial Class	192,833	276,392	(199,438)	33,453
MFS VIT Growth Series Service Class	4,759,128	5,660,267	(3,802,973)	849,100
MFS VIT Total Return Series Initial Class	236,553	1,657,237	(1,208,244)	566,594
MFS VIT Total Return Series Service Class	291,771	211,912	(77,751)	241,544
MFS VIT Utilities Series Initial Class	181,271	289,475	241,102	727,101
MFS VIT Utilities Series Service Class	4,613,433	2,749,302	10,827,723	17,711,985
MFS VIT II Core Equity Portfolio Service Class	182,619	139,508	78,962	192,852
MFS VIT II International Value Series Initial Class	7,368	6,863	(5,819)	4,319
MFS VIT II International Value Series Service Class	353,490	310,416	(61,062)	258,101
Morgan Stanley UIF Growth Portfolio Class II	270,352	299,846	(332,465)	(48,133)
Neuberger Berman AMT Mid Cap Growth Portfolio I Class	—	73	—	70
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class	2,042,347	2,876,713	1,140,597	3,719,970
Oppenheimer Global Fund/VA Service Shares	536,985	586,777	(620,710)	(48,799)
Oppenheimer International Growth Fund/VA Non-Service Shares	13,302	8,097	(27,283)	(15,402)
Oppenheimer International Growth Fund/VA Service Shares	164,848	19,327	(284,418)	(288,117)
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	3,955	3,565	16,385	20,084
Oppenheimer Main Street Small Cap Fund/VA Service Shares	227,845	172,445	957,242	1,071,204
PIMCO VIT All Asset All Authority Portfolio Advisor Class	—	(14,126)	134,388	145,670
PIMCO VIT All Asset All Authority Portfolio Institutional Class	—	(7,429)	21,928	18,443
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	—	(1,494,074)	2,968,087	1,422,846
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	—	(152)	4,013	4,119
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	—	(19,903)	104,369	168,210
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	—	(6)	401	888
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	—	(20,593)	124,498	115,660
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	—	(53)	809	1,110
Putnam VT Absolute Return 500 Fund Class IA	—	(472)	9	(111)
Putnam VT Absolute Return 500 Fund Class IB	—	(27,333)	(36,883)	(14,075)
Putnam VT Global Health Care Fund Class IA	3,274	1,341	(4,513)	(3,266)
Putnam VT Global Health Care Fund Class IB	1,015,594	474,518	(1,596,605)	(1,243,545)
Putnam VT Growth & Income Fund Class IB	36,569	61,935	83,254	146,366

Lincoln Life Variable Annuity Account N

Statements of operations (continued)

Year Ended December 31, 2016

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Putnam VT Income Fund Class IB	$117,287	$(37,969)	$79,318	$(9,173)
SIPT VP Market Growth Strategy Fund Class III	33,777	(13,340)	20,437	(7,593)
SIPT VP Market Plus Strategy Fund Class III	33,099	(19,364)	13,735	(13,703)
Templeton Foreign VIP Fund Class 1	426	(79)	347	(157)
Templeton Foreign VIP Fund Class 4	34,626	(25,605)	9,021	(65,748)
Templeton Global Bond VIP Fund Class 1	—	(6,306)	(6,306)	(20,363)
Templeton Global Bond VIP Fund Class 2	—	(5,790,335)	(5,790,335)	(9,230,453)
Templeton Global Bond VIP Fund Class 4	—	(180,805)	(180,805)	(290,939)
Templeton Growth VIP Fund Class 2	596,897	(492,041)	104,856	(75,192)
Transparent Value Directional Allocation VI Portfolio Class I	—	(39)	(39)	(876)
Transparent Value Directional Allocation VI Portfolio Class II	—	(37,079)	(37,079)	63,593
UIF Global Infrastructure Portfolio Class I	1,263	(230)	1,033	(934)
UIF Global Infrastructure Portfolio Class II	98,904	(55,915)	42,989	(71,364)
VanEck VIP Global Hard Assets Fund Class S Shares	6,193	(23,719)	(17,526)	(22,153)
VanEck VIP Global Hard Assets Fund Initial Class Shares	1,054	(1,068)	(14)	(5,125)
Virtus Equity Trend Series Class A	—	(19,383)	(19,383)	(397,007)
Virtus Multi-Sector Fixed Income Series Class A	405,680	(105,443)	300,237	(17,945)
Virtus Multi-Sector Fixed Income Series Class I	619	(51)	568	(11)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Putnam VT Income Fund Class IB	$—	$(9,173)	$(53,064)	$17,081
SIPT VP Market Growth Strategy Fund Class III	25,870	18,277	18,604	57,318
SIPT VP Market Plus Strategy Fund Class III	67,600	53,897	41,181	108,813
Templeton Foreign VIP Fund Class 1	334	177	903	1,427
Templeton Foreign VIP Fund Class 4	32,667	(33,081)	198,220	174,160
Templeton Global Bond VIP Fund Class 1	1,191	(19,172)	63,028	37,550
Templeton Global Bond VIP Fund Class 2	315,622	(8,914,831)	18,233,573	3,528,407
Templeton Global Bond VIP Fund Class 4	12,138	(278,801)	855,479	395,873
Templeton Growth VIP Fund Class 2	1,148,014	1,072,822	972,861	2,150,539
Transparent Value Directional Allocation VI Portfolio Class I	—	(876)	1,667	752
Transparent Value Directional Allocation VI Portfolio Class II	—	63,593	213,127	239,641
UIF Global Infrastructure Portfolio Class I	3,345	2,411	3,244	6,688
UIF Global Infrastructure Portfolio Class II	286,729	215,365	235,982	494,336
VanEck VIP Global Hard Assets Fund Class S Shares	—	(22,153)	726,933	687,254
VanEck VIP Global Hard Assets Fund Initial Class Shares	—	(5,125)	99,580	94,441
Virtus Equity Trend Series Class A	—	(397,007)	261,711	(154,679)
Virtus Multi-Sector Fixed Income Series Class A	—	(17,945)	265,663	547,955
Virtus Multi-Sector Fixed Income Series Class I	—	(11)	547	1,104

Lincoln Life Variable Annuity Account N

Statements of changes in net assets

Years Ended December 31, 2015 and 2016

	AB VPS Global Thematic Growth Portfolio Class B Subaccount	AB VPS Growth and Income Portfolio Class B Subaccount	AB VPS International Value Portfolio Class B Subaccount	AB VPS Large Cap Growth Portfolio Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio Class A Subaccount	AB VPS Small/Mid Cap Value Portfolio Class B Subaccount	Alps|Alerian Energy Infrastructure Portfolio Class I Subaccount
NET ASSETS AT JANUARY 1, 2015	$28,692,905	$—	$5,099	$10,433,388	$57,825	$194,269,675	$117,205
Changes From Operations:
• Net investment income (loss)	(496,178)	(21)	6	(176,342)	273	(2,038,824)	1,262
• Net realized gain (loss) on investments	1,829,426	2,912	1,703	1,869,528	11,264	33,235,044	(44,361)
• Net change in unrealized appreciation or depreciation on investments	(1,086,461)	—	81	(792,491)	(15,681)	(44,316,783)	(90,918)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	246,787	2,891	1,790	900,695	(4,144)	(13,120,563)	(134,017)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,663,600	135	1,499	62,648	26,793	9,556,579	273,749
• Contract withdrawals and transfers to annuity reserves	(3,458,414)	(2,197)	(2,750)	(1,369,654)	—	(20,169,099)	(12,105)
• Contract transfers	1,990,455	(829)	(593)	292,130	(2,704)	(3,066,484)	(63,328)
	195,641	(2,891)	(1,844)	(1,014,876)	24,089	(13,679,004)	198,316
Annuity Reserves:
• Annuity Payments	(1,471)	—	—	—	—	(7,672)	—
• Receipt (reimbursement) of mortality guarantee adjustments	1,953	—	—	—	—	(15)	—
	482	—	—	—	—	(7,687)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	196,123	(2,891)	(1,844)	(1,014,876)	24,089	(13,686,691)	198,316
TOTAL INCREASE (DECREASE) IN NET ASSETS	442,910	—	(54)	(114,181)	19,945	(26,807,254)	64,299
NET ASSETS AT DECEMBER 31, 2015	29,135,815	—	5,045	10,319,207	77,770	167,462,421	181,504
Changes From Operations:
• Net investment income (loss)	(435,126)	—	(36)	(155,836)	906	(2,158,495)	4,242
• Net realized gain (loss) on investments	726,942	—	(94)	1,668,403	17,341	9,740,754	(5,839)
• Net change in unrealized appreciation or depreciation on investments	(987,705)	—	76	(1,468,362)	42,896	28,671,115	74,404
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(695,889)	—	(54)	44,205	61,143	36,253,374	72,807
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	630,355	—	172	40,632	226,053	6,446,385	3,236
• Contract withdrawals and transfers to annuity reserves	(2,136,282)	—	(2,709)	(1,056,499)	(3,458)	(16,763,122)	(21,130)
• Contract transfers	(2,367,735)	—	—	78,487	20,497	(1,666,426)	4,612
	(3,873,662)	—	(2,537)	(937,380)	243,092	(11,983,163)	(13,282)
Annuity Reserves:
• Annuity Payments	(3,375)	—	—	—	—	(7,433)	—
• Receipt (reimbursement) of mortality guarantee adjustments	87	—	—	—	—	(5)	—
	(3,288)	—	—	—	—	(7,438)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,876,950)	—	(2,537)	(937,380)	243,092	(11,990,601)	(13,282)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,572,839)	—	(2,591)	(893,175)	304,235	24,262,773	59,525
NET ASSETS AT DECEMBER 31, 2016	$24,562,976	$—	$2,454	$9,426,032	$382,005	$191,725,194	$241,029

See accompanying notes.

	Alps|Alerian Energy Infrastructure Portfolio Class III Subaccount	Alps|Red Rocks Listed Private Equity Portfolio Class I Subaccount	Alps|Red Rocks Listed Private Equity Portfolio Class III Subaccount	Alps|Stadion Tactical Defensive Portfolio Class I Subaccount	Alps|Stadion Tactical Defensive Portfolio Class III Subaccount	Alps|Stadion Tactical Growth Portfolio Class III Subaccount
NET ASSETS AT JANUARY 1, 2015	$1,921,367	$—	$—	$81,904	$764,872	$—
Changes From Operations:
• Net investment income (loss)	(6,912)	—	(8,602)	(262)	(37,930)	(4,680)
• Net realized gain (loss) on investments	(150,082)	—	(6,533)	(10,092)	(27,193)	(314)
• Net change in unrealized appreciation or depreciation on investments	(1,068,847)	—	(127,576)	(470)	(330,756)	(28,814)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,225,841)	—	(142,711)	(10,824)	(395,879)	(33,808)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,417,431	—	3,453,218	103,704	3,107,920	716,951
• Contract withdrawals and transfers to annuity reserves	(155,486)	—	(25,831)	(5,972)	(257,424)	(5,027)
• Contract transfers	430,942	—	139,845	(160,500)	2,104,678	695,580
	1,692,887	—	3,567,232	(62,768)	4,955,174	1,407,504
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,692,887	—	3,567,232	(62,768)	4,955,174	1,407,504
TOTAL INCREASE (DECREASE) IN NET ASSETS	467,046	—	3,424,521	(73,592)	4,559,295	1,373,696
NET ASSETS AT DECEMBER 31, 2015	2,388,413	—	3,424,521	8,312	5,324,167	1,373,696
Changes From Operations:
• Net investment income (loss)	57,497	1,291	(18,472)	(69)	(60,448)	(22,500)
• Net realized gain (loss) on investments	(111,399)	4,623	(7,205)	(1)	(67,388)	16,567
• Net change in unrealized appreciation or depreciation on investments	1,352,299	635	342,341	2,147	530,717	277,441
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,298,397	6,549	316,664	2,077	402,881	271,508
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	771,189	—	1,876,248	—	467,944	1,188,117
• Contract withdrawals and transfers to annuity reserves	(276,370)	(4,954)	(248,986)	—	(2,067,833)	(306,079)
• Contract transfers	1,286,873	25,281	66,553	45,056	382,830	1,445,059
	1,781,692	20,327	1,693,815	45,056	(1,217,059)	2,327,097
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,781,692	20,327	1,693,815	45,056	(1,217,059)	2,327,097
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,080,089	26,876	2,010,479	47,133	(814,178)	2,598,605
NET ASSETS AT DECEMBER 31, 2016	$5,468,502	$26,876	$5,435,000	$55,445	$4,509,989	$3,972,301

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	American Century VP Balanced Fund Class II Subaccount	American Century VP Inflation Protection Fund Class II Subaccount	American Funds Asset Allocation Fund Class 1 Subaccount	American Funds Asset Allocation Fund Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund Class 1 Subaccount	American Funds Blue Chip Income and Growth Fund Class 4 Subaccount	American Funds Bond Fund Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2015	$—	$—	$1,083,366	$5,036,627	$2,328,817	$2,949,193	$2,028,548
Changes From Operations:
• Net investment income (loss)	—	(7)	37,099	433,678	34,253	87,149	27,920
• Net realized gain (loss) on investments	—	14	103,284	1,216,564	250,886	516,932	41,556
• Net change in unrealized appreciation or depreciation on investments	—	(9)	(140,852)	(1,927,419)	(370,193)	(1,008,700)	(77,071)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(2)	(469)	(277,177)	(85,054)	(404,619)	(7,595)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	8	2,233,256	33,630,199	253,887	7,709,857	468,053
• Contract withdrawals and transfers to annuity reserves	—	(6)	(55,860)	(941,762)	(81,720)	(209,221)	(76,746)
• Contract transfers	—	—	119,389	9,112,120	49,304	(109,282)	(3,540)
	—	2	2,296,785	41,800,557	221,471	7,391,354	387,767
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	2	2,296,785	41,800,557	221,471	7,391,354	387,767
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	2,296,316	41,523,380	136,417	6,986,735	380,172
NET ASSETS AT DECEMBER 31, 2015	—	—	3,379,682	46,560,007	2,465,234	9,935,928	2,408,720
Changes From Operations:
• Net investment income (loss)	(7,295)	119	172,714	324,416	46,414	169,158	46,290
• Net realized gain (loss) on investments	14,225	1,675	114,496	1,459,436	227,964	1,002,189	19,132
• Net change in unrealized appreciation or depreciation on investments	127,163	(822)	272,027	3,393,432	189,451	1,131,917	(19,263)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	134,093	972	559,237	5,177,284	463,829	2,303,264	46,159
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,115,031	17,639	2,198,849	28,418,990	327,505	5,383,433	1,999,985
• Contract withdrawals and transfers to annuity reserves	(545,898)	(3,131)	(128,142)	(3,078,980)	(218,025)	(642,870)	(83,437)
• Contract transfers	12,588,366	11,745	7,803,485	10,594,908	306,475	2,637,801	(716,734)
	18,157,499	26,253	9,874,192	35,934,918	415,955	7,378,364	1,199,814
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,157,499	26,253	9,874,192	35,934,918	415,955	7,378,364	1,199,814
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,291,592	27,225	10,433,429	41,112,202	879,784	9,681,628	1,245,973
NET ASSETS AT DECEMBER 31, 2016	$18,291,592	$27,225	$13,813,111	$87,672,209	$3,345,018	$19,617,556	$3,654,693

See accompanying notes.

	American Funds Capital Income Builder Fund Class 1 Subaccount	American Funds Capital Income Builder Fund Class 4 Subaccount	American Funds Global Balanced Fund Class 1 Subaccount	American Funds Global Bond Fund Class 1 Subaccount	American Funds Global Growth Fund Class 1 Subaccount	American Funds Global Growth Fund Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2015	$117,203	$3,264,170	$344,386	$1,649,036	$929,867	$300,070,833
Changes From Operations:
• Net investment income (loss)	8,441	117,106	1,687	(14,481)	13,188	(1,640,391)
• Net realized gain (loss) on investments	(4,226)	(35,967)	4,530	37,798	145,920	40,247,354
• Net change in unrealized appreciation or depreciation on investments	(15,881)	(492,865)	(10,243)	(106,272)	(94,433)	(22,655,981)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,666)	(411,726)	(4,026)	(82,955)	64,675	15,950,982
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	344,104	8,749,794	5,172	211,450	577,976	5,387,908
• Contract withdrawals and transfers to annuity reserves	(8,044)	(283,198)	(28,260)	(94,290)	(18,583)	(32,809,669)
• Contract transfers	(88,705)	1,547,096	(2,911)	100,254	412,591	10,748,963
	247,355	10,013,692	(25,999)	217,414	971,984	(16,672,798)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(22,388)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	552
	—	—	—	—	—	(21,836)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	247,355	10,013,692	(25,999)	217,414	971,984	(16,694,634)
TOTAL INCREASE (DECREASE) IN NET ASSETS	235,689	9,601,966	(30,025)	134,459	1,036,659	(743,652)
NET ASSETS AT DECEMBER 31, 2015	352,892	12,866,136	314,361	1,783,495	1,966,526	299,327,181
Changes From Operations:
• Net investment income (loss)	19,115	388,348	6,016	129	10,507	(1,795,271)
• Net realized gain (loss) on investments	(404)	(59,532)	(442)	(2,058)	147,806	26,867,926
• Net change in unrealized appreciation or depreciation on investments	388	(45,315)	5,547	16,695	(156,035)	(27,554,781)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,099	283,501	11,121	14,766	2,278	(2,482,126)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	247,130	9,885,629	389,621	536,457	27,478	4,333,713
• Contract withdrawals and transfers to annuity reserves	(26,712)	(1,608,899)	(111,361)	(141,833)	(58,329)	(26,501,592)
• Contract transfers	324,096	5,166,905	(47,882)	29,700	230,710	(1,595,148)
	544,514	13,443,635	230,378	424,324	199,859	(23,763,027)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(18,685)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	258
	—	—	—	—	—	(18,427)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	544,514	13,443,635	230,378	424,324	199,859	(23,781,454)
TOTAL INCREASE (DECREASE) IN NET ASSETS	563,613	13,727,136	241,499	439,090	202,137	(26,263,580)
NET ASSETS AT DECEMBER 31, 2016	$916,505	$26,593,272	$555,860	$2,222,585	$2,168,663	$273,063,601

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	American Funds Global Growth Fund Class 4 Subaccount	American Funds Global Growth and Income Fund Class 1 Subaccount	American Funds Global Small Capitalization Fund Class 1 Subaccount	American Funds Global Small Capitalization Fund Class 2 Subaccount	American Funds Global Small Capitalization Fund Class 4 Subaccount	American Funds Growth Fund Class 1 Subaccount	American Funds Growth Fund Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2015	$1,707,623	$541,529	$647,274	$444,106,901	$1,105,353	$5,209,877	$1,582,205,164
Changes From Operations:
• Net investment income (loss)	40,421	10,987	(5,612)	(5,619,397)	(36,603)	4,767	(16,093,256)
• Net realized gain (loss) on investments	539,661	767	54,905	54,159,468	183,791	1,119,811	389,775,494
• Net change in unrealized appreciation or depreciation on investments	(658,001)	(38,135)	(53,520)	(48,944,448)	(513,623)	(784,874)	(294,706,259)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(77,919)	(26,381)	(4,227)	(404,377)	(366,435)	339,704	78,975,979
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,767,134	290,520	91,111	5,970,348	3,115,395	474,377	16,711,245
• Contract withdrawals and transfers to annuity reserves	(412,421)	(29,408)	(23,551)	(40,857,492)	(54,628)	(203,775)	(177,819,602)
• Contract transfers	4,014,972	52,073	2,449	(1,564,049)	678,613	87,677	(69,259,134)
	11,369,685	313,185	70,009	(36,451,193)	3,739,380	358,279	(230,367,491)
Annuity Reserves:
• Annuity Payments	(883)	—	—	(18,141)	—	—	(112,706)
• Receipt (reimbursement) of mortality guarantee adjustments	36	—	—	5,618	—	—	1,982
	(847)	—	—	(12,523)	—	—	(110,724)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	11,368,838	313,185	70,009	(36,463,716)	3,739,380	358,279	(230,478,215)
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,290,919	286,804	65,782	(36,868,093)	3,372,945	697,983	(151,502,236)
NET ASSETS AT DECEMBER 31, 2015	12,998,542	828,333	713,056	407,238,808	4,478,298	5,907,860	1,430,702,928
Changes From Operations:
• Net investment income (loss)	(68,800)	19,105	(951)	(3,956,929)	(50,669)	25,673	(11,886,719)
• Net realized gain (loss) on investments	743,097	198	96,512	74,009,787	431,917	549,788	150,044,917
• Net change in unrealized appreciation or depreciation on investments	(637,593)	40,014	(91,148)	(66,130,924)	(330,643)	106,879	(36,919,070)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,704	59,317	4,413	3,921,934	50,605	682,340	101,239,128
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,862,059	570,403	313,539	3,203,359	1,103,320	1,184,063	12,857,037
• Contract withdrawals and transfers to annuity reserves	(1,286,339)	(22,913)	(35,248)	(32,922,920)	(337,599)	(261,044)	(141,668,455)
• Contract transfers	(784,391)	36,319	149,958	(2,607,581)	(224,298)	585,174	(30,272,710)
	3,791,329	583,809	428,249	(32,327,142)	541,423	1,508,193	(159,084,128)
Annuity Reserves:
• Annuity Payments	(1,975)	—	—	(15,796)	—	—	(117,414)
• Receipt (reimbursement) of mortality guarantee adjustments	84	—	—	4,237	—	—	4,044
	(1,891)	—	—	(11,559)	—	—	(113,370)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,789,438	583,809	428,249	(32,338,701)	541,423	1,508,193	(159,197,498)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,826,142	643,126	432,662	(28,416,767)	592,028	2,190,533	(57,958,370)
NET ASSETS AT DECEMBER 31, 2016	$16,824,684	$1,471,459	$1,145,718	$378,822,041	$5,070,326	$8,098,393	$1,372,744,558

See accompanying notes.

	American Funds Growth Fund Class 4 Subaccount	American Funds Growth-Income Fund Class 1 Subaccount	American Funds Growth-Income Fund Class 2 Subaccount	American Funds Growth-Income Fund Class 4 Subaccount	American Funds High-Income Bond Fund Class 1 Subaccount	American Funds International Fund Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2015	$7,385,095	$2,917,443	$2,071,195,590	$4,572,408	$777,749	$2,008,634
Changes From Operations:
• Net investment income (loss)	(1,276)	25,101	(3,645,033)	125,189	48,512	37,284
• Net realized gain (loss) on investments	3,046,171	408,142	368,826,908	1,460,433	(4,285)	124,399
• Net change in unrealized appreciation or depreciation on investments	(2,523,588)	(406,044)	(361,724,365)	(1,873,975)	(119,385)	(300,189)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	521,307	27,199	3,457,510	(288,353)	(75,158)	(138,506)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	17,625,596	248,349	31,862,314	15,544,020	167,486	1,192,098
• Contract withdrawals and transfers to annuity reserves	(443,556)	(90,400)	(220,695,174)	(915,489)	(25,527)	(77,744)
• Contract transfers	4,468,879	(136,475)	(21,494,103)	1,670,396	49,538	100,076
	21,650,919	21,474	(210,326,963)	16,298,927	191,497	1,214,430
Annuity Reserves:
• Annuity Payments	(749)	—	(268,319)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(34)	—	(22,932)	—	—	—
	(783)	—	(291,251)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	21,650,136	21,474	(210,618,214)	16,298,927	191,497	1,214,430
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,171,443	48,673	(207,160,704)	16,010,574	116,339	1,075,924
NET ASSETS AT DECEMBER 31, 2015	29,556,538	2,966,116	1,864,034,886	20,582,982	894,088	3,084,558
Changes From Operations:
• Net investment income (loss)	(205,785)	42,262	71,156	71,152	66,382	36,020
• Net realized gain (loss) on investments	2,688,470	352,010	237,706,854	2,521,769	(6,787)	164,158
• Net change in unrealized appreciation or depreciation on investments	1,194,351	(9,690)	(63,111,936)	283,030	105,922	(101,046)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,677,036	384,582	174,666,074	2,875,951	165,517	99,132
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	16,355,739	851,696	20,995,179	11,309,310	324,828	949,076
• Contract withdrawals and transfers to annuity reserves	(1,949,086)	(68,935)	(182,131,592)	(1,954,243)	(26,726)	(62,409)
• Contract transfers	4,447,417	222,368	(20,580,576)	1,928,603	(50,786)	(570,166)
	18,854,070	1,005,129	(181,716,989)	11,283,670	247,316	316,501
Annuity Reserves:
• Annuity Payments	(1,743)	—	(248,051)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	75	—	(15,052)	—	—	—
	(1,668)	—	(263,103)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,852,402	1,005,129	(181,980,092)	11,283,670	247,316	316,501
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,529,438	1,389,711	(7,314,018)	14,159,621	412,833	415,633
NET ASSETS AT DECEMBER 31, 2016	$52,085,976	$4,355,827	$1,856,720,868	$34,742,603	$1,306,921	$3,500,191

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	American Funds International Fund Class 2 Subaccount	American Funds International Fund Class 4 Subaccount	American Funds International Growth and Income Fund Class 1 Subaccount	American Funds Managed Risk Asset Allocation Fund Class P1 Subaccount	American Funds Managed Risk Asset Allocation Fund Class P2 Subaccount	American Funds Managed Risk Blue Chip Income and Growth Fund Class P1 Subaccount	American Funds Managed Risk Growth Fund Class P1 Subaccount
NET ASSETS AT JANUARY 1, 2015	$729,574,567	$3,027,225	$1,533,911	$749,950	$6,299,380	$101,228	$68,833
Changes From Operations:
• Net investment income (loss)	347,052	59,774	24,283	9,446	40,350	(557)	(374)
• Net realized gain (loss) on investments	53,436,802	293,197	22,421	16,017	306,839	405	2,734
• Net change in unrealized appreciation or depreciation on investments	(93,717,795)	(1,310,123)	(148,260)	(38,232)	(913,583)	(7,336)	(899)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(39,933,941)	(957,152)	(101,556)	(12,769)	(566,394)	(7,488)	1,461
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	14,357,501	7,319,928	139,680	134,515	21,258,082	—	—
• Contract withdrawals and transfers to annuity reserves	(69,007,796)	(269,532)	(82,468)	(8,160)	(759,450)	(21,031)	(48,891)
• Contract transfers	29,764,995	1,684,076	12,078	26,212	4,850,316	1,120	1
	(24,885,300)	8,734,472	69,290	152,567	25,348,948	(19,911)	(48,890)
Annuity Reserves:
• Annuity Payments	(27,094)	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	2,730	—	—	—	—	—	—
	(24,364)	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(24,909,664)	8,734,472	69,290	152,567	25,348,948	(19,911)	(48,890)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,843,605)	7,777,320	(32,266)	139,798	24,782,554	(27,399)	(47,429)
NET ASSETS AT DECEMBER 31, 2015	664,730,962	10,804,545	1,501,645	889,748	31,081,934	73,829	21,404
Changes From Operations:
• Net investment income (loss)	(440,539)	29,186	28,108	9,492	(73,669)	1,119	(274)
• Net realized gain (loss) on investments	52,029,362	612,487	(25,628)	34,808	1,414,440	4,320	10,027
• Net change in unrealized appreciation or depreciation on investments	(36,975,243)	(329,687)	12,147	33,910	1,784,799	13,487	(1,503)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,613,580	311,986	14,627	78,210	3,125,570	18,926	8,250
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,517,153	4,291,761	66,247	118,250	19,052,822	60,002	88,011
• Contract withdrawals and transfers to annuity reserves	(54,810,894)	(643,165)	(119,229)	(14,220)	(2,404,210)	(3,165)	(75)
• Contract transfers	(997,259)	682,056	(44,540)	136,337	17,937,682	(2,005)	(93)
	(50,291,000)	4,330,652	(97,522)	240,367	34,586,294	54,832	87,843
Annuity Reserves:
• Annuity Payments	(25,698)	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	2,614	—	—	—	—	—	—
	(23,084)	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(50,314,084)	4,330,652	(97,522)	240,367	34,586,294	54,832	87,843
TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,700,504)	4,642,638	(82,895)	318,577	37,711,864	73,758	96,093
NET ASSETS AT DECEMBER 31, 2016	$629,030,458	$15,447,183	$1,418,750	$1,208,325	$68,793,798	$147,587	$117,497

See accompanying notes.

	American Funds Managed Risk Growth-Income Fund Class P1 Subaccount	American Funds Managed Risk International Fund Class P1 Subaccount	American Funds Mortgage Fund Class 1 Subaccount	American Funds Mortgage Fund Class 4 Subaccount	American Funds New World Fund Class 1 Subaccount	American Funds New World Fund Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2015	$26,676	$13,648	$276,226	$52,828	$1,645,697	$2,083,507
Changes From Operations:
• Net investment income (loss)	(285)	(136)	1,169	39,044	1,444	(32,594)
• Net realized gain (loss) on investments	(75)	(4)	4,654	10,259	81,858	208,902
• Net change in unrealized appreciation or depreciation on investments	(805)	(1,709)	(3,325)	(67,259)	(164,508)	(725,964)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,165)	(1,849)	2,498	(17,956)	(81,206)	(549,656)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	41,187	28,447	2,725,484	464,451	7,034,975
• Contract withdrawals and transfers to annuity reserves	(1,353)	—	(55,747)	(40,379)	(67,061)	(217,356)
• Contract transfers	(372)	2,288	(1,302)	2,074,488	106,458	1,447,598
	(1,725)	43,475	(28,602)	4,759,593	503,848	8,265,217
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,725)	43,475	(28,602)	4,759,593	503,848	8,265,217
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,890)	41,626	(26,104)	4,741,637	422,642	7,715,561
NET ASSETS AT DECEMBER 31, 2015	23,786	55,274	250,122	4,794,465	2,068,339	9,799,068
Changes From Operations:
• Net investment income (loss)	10	196	3,677	4,248	10,267	(59,865)
• Net realized gain (loss) on investments	1,313	(866)	3,475	47,665	(25,783)	(157,667)
• Net change in unrealized appreciation or depreciation on investments	(132)	(499)	(4,268)	(10,209)	133,624	761,479
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,191	(1,169)	2,884	41,704	118,108	543,947
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	30,000	80,302	777,692	712,288	4,139,074
• Contract withdrawals and transfers to annuity reserves	(1,258)	(12,560)	(23,705)	(599,299)	(103,194)	(1,185,927)
• Contract transfers	357	(28,952)	64,238	(393,116)	146,158	1,260,213
	(901)	(11,512)	120,835	(214,723)	755,252	4,213,360
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(901)	(11,512)	120,835	(214,723)	755,252	4,213,360
TOTAL INCREASE (DECREASE) IN NET ASSETS	290	(12,681)	123,719	(173,019)	873,360	4,757,307
NET ASSETS AT DECEMBER 31, 2016	$24,076	$42,593	$373,841	$4,621,446	$2,941,699	$14,556,375

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	American Funds U.S. Government/ AAA-Rated Securities Fund Class 1 Subaccount	BlackRock Global Allocation V.I. Fund Class I Subaccount	BlackRock Global Allocation V.I. Fund Class III Subaccount	BlackRock iShares Alternative Strategies V.I. Fund Class I Subaccount	BlackRock iShares Alternative Strategies V.I. Fund Class III Subaccount	Catalyst Dividend Capture VA Fund Subaccount	ClearBridge Variable Aggressive Growth Portfolio Class I Subaccount
NET ASSETS AT JANUARY 1, 2015	$186,388	$1,443,873	$1,314,829,729	$—	$—	$1,389,923	$197,454
Changes From Operations:
• Net investment income (loss)	506	15,148	(8,922,035)	—	13,356	35,900	(140)
• Net realized gain (loss) on investments	2,689	135,185	74,796,918	—	(150)	31,508	17,632
• Net change in unrealized appreciation or depreciation on investments	(1,438)	(192,513)	(98,426,823)	—	(20,025)	(120,689)	(25,028)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,757	(42,180)	(32,551,940)	—	(6,819)	(53,281)	(7,536)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	56,243	1,075,132	57,138,078	—	375,753	25,528	11,549
• Contract withdrawals and transfers to annuity reserves	(77,570)	(31,798)	(105,815,550)	—	(5,436)	(168,674)	(386)
• Contract transfers	(39,515)	387,331	(34,356,912)	—	151,931	(10,626)	(12,595)
	(60,842)	1,430,665	(83,034,384)	—	522,248	(153,772)	(1,432)
Annuity Reserves:
• Annuity Payments	—	—	(30,097)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	2,627	—	—	—	—
	—	—	(27,470)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(60,842)	1,430,665	(83,061,854)	—	522,248	(153,772)	(1,432)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(59,085)	1,388,485	(115,613,794)	—	515,429	(207,053)	(8,968)
NET ASSETS AT DECEMBER 31, 2015	127,303	2,832,358	1,199,215,935	—	515,429	1,182,870	188,486
Changes From Operations:
• Net investment income (loss)	2,149	29,672	(5,832,544)	225	63,881	45,567	513
• Net realized gain (loss) on investments	4,577	(27,949)	(15,456,759)	42	6,520	25,062	8,208
• Net change in unrealized appreciation or depreciation on investments	(6,608)	143,258	43,547,748	(52)	(142,572)	(4,776)	(6,504)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	118	144,981	22,258,445	215	(72,171)	65,853	2,217
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	52,164	432,340	36,887,249	—	2,440,428	5,747	24,561
• Contract withdrawals and transfers to annuity reserves	(22,059)	(192,090)	(99,272,594)	—	(160,183)	(109,574)	(5,887)
• Contract transfers	89,258	514,291	(40,244,636)	9,108	605,273	237,755	(11,084)
	119,363	754,541	(102,629,981)	9,108	2,885,518	133,928	7,590
Annuity Reserves:
• Annuity Payments	—	—	(33,941)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(1,228)	—	—	—	—
	—	—	(35,169)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	119,363	754,541	(102,665,150)	9,108	2,885,518	133,928	7,590
TOTAL INCREASE (DECREASE) IN NET ASSETS	119,481	899,522	(80,406,705)	9,323	2,813,347	199,781	9,807
NET ASSETS AT DECEMBER 31, 2016	$246,784	$3,731,880	$1,118,809,230	$9,323	$3,328,776	$1,382,651	$198,293

See accompanying notes.

	ClearBridge Variable Aggressive Growth Portfolio Class II Subaccount	ClearBridge Variable Mid Cap Portfolio Class I Subaccount	ClearBridge Variable Mid Cap Portfolio Class II Subaccount	Delaware VIP Diversified Income Series Standard Class Subaccount	Delaware VIP Diversified Income Series Service Class Subaccount	Delaware VIP Emerging Markets Series Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$4,723,066	$2,559	$14,307,002	$1,143,589	$1,681,645,917	$3,141
Changes From Operations:
• Net investment income (loss)	(129,660)	(763)	(203,430)	57,173	20,244,723	(5)
• Net realized gain (loss) on investments	1,781,284	10,903	1,350,729	19,063	16,895,233	(158)
• Net change in unrealized appreciation or depreciation on investments	(2,686,880)	(12,870)	(787,774)	(152,088)	(89,389,016)	188
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,035,256)	(2,730)	359,525	(75,852)	(52,249,060)	25
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,871,471	36,215	8,885,910	753,546	124,291,838	—
• Contract withdrawals and transfers to annuity reserves	(344,570)	—	(765,188)	(74,244)	(137,523,393)	—
• Contract transfers	5,550,526	140,676	(5,500,139)	1,510,437	75,642,743	(3,166)
	14,077,427	176,891	2,620,583	2,189,739	62,411,188	(3,166)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(59,538)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	1,930	—
	—	—	—	—	(57,608)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	14,077,427	176,891	2,620,583	2,189,739	62,353,580	(3,166)
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,042,171	174,161	2,980,108	2,113,887	10,104,520	(3,141)
NET ASSETS AT DECEMBER 31, 2015	17,765,237	176,720	17,287,110	3,257,476	1,691,750,437	—
Changes From Operations:
• Net investment income (loss)	(132,256)	1,035	(175,871)	85,451	25,974,775	(382)
• Net realized gain (loss) on investments	364,106	3,137	96,604	(12,534)	(4,380,391)	446
• Net change in unrealized appreciation or depreciation on investments	(218,229)	11,770	1,704,246	10,210	4,597,903	21,520
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,621	15,942	1,624,979	83,127	26,192,287	21,584
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,488,290	45,476	4,131,000	1,284,848	61,281,961	192,389
• Contract withdrawals and transfers to annuity reserves	(962,717)	(21,570)	(1,129,321)	(103,879)	(137,084,284)	(817)
• Contract transfers	(251,417)	97,053	(335,148)	(2,164)	122,596,344	30,151
	1,274,156	120,959	2,666,531	1,178,805	46,794,021	221,723
Annuity Reserves:
• Annuity Payments	—	—	—	—	(55,225)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	2,743	—
	—	—	—	—	(52,482)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,274,156	120,959	2,666,531	1,178,805	46,741,539	221,723
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,287,777	136,901	4,291,510	1,261,932	72,933,826	243,307
NET ASSETS AT DECEMBER 31, 2016	$19,053,014	$313,621	$21,578,620	$4,519,408	$1,764,684,263	$243,307

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Delaware VIP Emerging Markets Series Service Class Subaccount	Delaware VIP High Yield Series Standard Class Subaccount	Delaware VIP High Yield Series Service Class Subaccount	Delaware VIP International Value Equity Series Standard Class Subaccount	Delaware VIP Limited-Term Diversified Income Series Standard Class Subaccount	Delaware VIP Limited-Term Diversified Income Series Service Class Subaccount	Delaware VIP REIT Series Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$325,412,353	$4,346,695	$183,036,976	$159,204	$1,237,024	$1,356,387,266	$5,926,515
Changes From Operations:
• Net investment income (loss)	(3,287,117)	211,941	8,411,923	949	5,056	1,377,533	(9,587)
• Net realized gain (loss) on investments	3,101,996	(243,679)	(581,820)	(14,429)	(718)	(2,109,652)	419,033
• Net change in unrealized appreciation or depreciation on investments	(51,023,845)	(298,935)	(21,148,178)	3,595	(9,555)	(8,867,490)	(327,357)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(51,208,966)	(330,673)	(13,318,075)	(9,885)	(5,217)	(9,599,609)	82,089
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,423,317	10,820	1,200,372	111	22,233	73,827,798	81,548
• Contract withdrawals and transfers to annuity reserves	(27,726,689)	(680,997)	(20,333,924)	(6,945)	(68,975)	(112,556,098)	(740,981)
• Contract transfers	23,858,738	25,496	(8,572,499)	9,300	(48,288)	15,059,530	(1,375,061)
	3,555,366	(644,681)	(27,706,051)	2,466	(95,030)	(23,668,770)	(2,034,494)
Annuity Reserves:
• Annuity Payments	(18,164)	(287)	(18,444)	—	—	(3,441)	(29,257)
• Receipt (reimbursement) of mortality guarantee adjustments	(207)	83	2,400	—	—	12	(449)
	(18,371)	(204)	(16,044)	—	—	(3,429)	(29,706)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,536,995	(644,885)	(27,722,095)	2,466	(95,030)	(23,672,199)	(2,064,200)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,671,971)	(975,558)	(41,040,170)	(7,419)	(100,247)	(33,271,808)	(1,982,111)
NET ASSETS AT DECEMBER 31, 2015	277,740,382	3,371,137	141,996,806	151,785	1,136,777	1,323,115,458	3,944,404
Changes From Operations:
• Net investment income (loss)	(2,170,846)	315,795	7,468,485	574	4,681	711,649	8,760
• Net realized gain (loss) on investments	(379,247)	(46,020)	(4,983,001)	(6,609)	113	(1,519,352)	497,041
• Net change in unrealized appreciation or depreciation on investments	34,790,778	351,383	12,216,340	9,239	4,588	5,812,521	(330,342)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,240,685	621,158	14,701,824	3,204	9,382	5,004,818	175,459
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,409,529	2,605	3,625,786	111	31,029	42,359,091	63,101
• Contract withdrawals and transfers to annuity reserves	(23,390,028)	(618,836)	(19,865,857)	(34,603)	(94,510)	(113,431,669)	(595,541)
• Contract transfers	(15,065,653)	1,953,533	(254,457)	322	33,105	17,199,396	(104,078)
	(34,046,152)	1,337,302	(16,494,528)	(34,170)	(30,376)	(53,873,182)	(636,518)
Annuity Reserves:
• Annuity Payments	(12,338)	(274)	(25,598)	—	—	(57,009)	(22,441)
• Receipt (reimbursement) of mortality guarantee adjustments	—	103	689	—	—	(6,402)	693
	(12,338)	(171)	(24,909)	—	—	(63,411)	(21,748)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(34,058,490)	1,337,131	(16,519,437)	(34,170)	(30,376)	(53,936,593)	(658,266)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,817,805)	1,958,289	(1,817,613)	(30,966)	(20,994)	(48,931,775)	(482,807)
NET ASSETS AT DECEMBER 31, 2016	$275,922,577	$5,329,426	$140,179,193	$120,819	$1,115,783	$1,274,183,683	$3,461,597

See accompanying notes.

	Delaware VIP REIT Series Service Class Subaccount	Delaware VIP Small Cap Value Series Standard Class Subaccount	Delaware VIP Small Cap Value Series Service Class Subaccount	Delaware VIP Smid Cap Growth Series Standard Class Subaccount	Delaware VIP Smid Cap Growth Series Service Class Subaccount	Delaware VIP U.S. Growth Series Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$176,163,124	$7,559,965	$355,732,262	$8,365,583	$147,642,377	$356,087,453
Changes From Operations:
• Net investment income (loss)	(1,120,140)	(48,643)	(3,964,887)	(86,828)	(2,340,403)	(2,915,659)
• Net realized gain (loss) on investments	9,300,069	972,132	44,393,177	1,021,855	17,163,004	44,553,155
• Net change in unrealized appreciation or depreciation on investments	(5,684,534)	(1,454,056)	(66,744,536)	(443,012)	(6,605,814)	(27,691,711)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,495,395	(530,567)	(26,316,246)	492,015	8,216,787	13,945,785
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	12,296,486	72,722	12,751,902	108,046	10,437,633	9,389,499
• Contract withdrawals and transfers to annuity reserves	(17,317,549)	(712,513)	(33,844,681)	(838,710)	(13,960,855)	(28,260,913)
• Contract transfers	(10,238,979)	(21,325)	(7,177,861)	(201,887)	17,924,244	468,958
	(15,260,042)	(661,116)	(28,270,640)	(932,551)	14,401,022	(18,402,456)
Annuity Reserves:
• Annuity Payments	(26,414)	(1,360)	(14,799)	(10,827)	(18,617)	(4,080)
• Receipt (reimbursement) of mortality guarantee adjustments	7,258	104	198	(1,111)	985	1,492
	(19,156)	(1,256)	(14,601)	(11,938)	(17,632)	(2,588)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(15,279,198)	(662,372)	(28,285,241)	(944,489)	14,383,390	(18,405,044)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,783,803)	(1,192,939)	(54,601,487)	(452,474)	22,600,177	(4,459,259)
NET ASSETS AT DECEMBER 31, 2015	163,379,321	6,367,026	301,130,775	7,913,109	170,242,554	351,628,194
Changes From Operations:
• Net investment income (loss)	(1,021,792)	(26,718)	(2,884,452)	(87,511)	(2,779,557)	(2,381,922)
• Net realized gain (loss) on investments	15,093,308	801,762	32,949,544	1,179,131	23,334,329	93,804,790
• Net change in unrealized appreciation or depreciation on investments	(8,247,035)	968,184	54,875,203	(613,493)	(10,147,871)	(113,936,702)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,824,481	1,743,228	84,940,295	478,127	10,406,901	(22,513,834)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,418,695	180,813	10,203,064	90,821	7,335,931	3,364,119
• Contract withdrawals and transfers to annuity reserves	(15,405,771)	(960,051)	(29,573,599)	(850,667)	(15,593,418)	(24,549,725)
• Contract transfers	9,567,184	7,430	(2,372,148)	(242,588)	4,543,487	1,486,254
	2,580,108	(771,808)	(21,742,683)	(1,002,434)	(3,714,000)	(19,699,352)
Annuity Reserves:
• Annuity Payments	(31,635)	(1,340)	(14,045)	(7,029)	(24,676)	(4,751)
• Receipt (reimbursement) of mortality guarantee adjustments	4,275	130	63	55	(3,218)	413
	(27,360)	(1,210)	(13,982)	(6,974)	(27,894)	(4,338)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,552,748	(773,018)	(21,756,665)	(1,009,408)	(3,741,894)	(19,703,690)
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,377,229	970,210	63,183,630	(531,281)	6,665,007	(42,217,524)
NET ASSETS AT DECEMBER 31, 2016	$171,756,550	$7,337,236	$364,314,405	$7,381,828	$176,907,561	$309,410,670

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Delaware VIP Value Series Standard Class Subaccount	Delaware VIP Value Series Service Class Subaccount	Deutsche Alternative Asset Allocation VIP Portfolio Class A Subaccount	Deutsche Alternative Asset Allocation VIP Portfolio Class B Subaccount	Deutsche Equity 500 Index VIP Portfolio Class A Subaccount	Deutsche Small Cap Index VIP Portfolio Class A Subaccount	Eaton Vance VT Floating-Rate Income Fund Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$7,091,505	$287,864,246	$852,273	$55,634,524	$7,058,427	$4,366,578	$1,407,375
Changes From Operations:
• Net investment income (loss)	21,912	(530,488)	16,297	577,624	1,634	(20,300)	75,209
• Net realized gain (loss) on investments	376,261	17,983,414	(897)	(42,784)	729,320	451,339	(16,515)
• Net change in unrealized appreciation or depreciation on investments	(520,632)	(23,858,486)	(85,768)	(5,224,558)	(767,435)	(651,828)	(233,270)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(122,459)	(6,405,560)	(70,368)	(4,689,718)	(36,481)	(220,789)	(174,576)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	63,927	14,879,233	106,085	5,797,067	191,041	62,519	3,249,022
• Contract withdrawals and transfers to annuity reserves	(751,081)	(31,504,469)	(33,940)	(3,892,351)	(1,012,437)	(390,609)	(314,875)
• Contract transfers	(120,877)	(2,602,261)	66,493	1,108,975	42,021	(304,768)	2,587,638
	(808,031)	(19,227,497)	138,638	3,013,691	(779,375)	(632,858)	5,521,785
Annuity Reserves:
• Annuity Payments	(1,288)	(16,768)	—	(1,443)	(961)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	2	1,046	—	1,953	477	—	—
	(1,286)	(15,722)	—	510	(484)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(809,317)	(19,243,219)	138,638	3,014,201	(779,859)	(632,858)	5,521,785
TOTAL INCREASE (DECREASE) IN NET ASSETS	(931,776)	(25,648,779)	68,270	(1,675,517)	(816,340)	(853,647)	5,347,209
NET ASSETS AT DECEMBER 31, 2015	6,159,729	262,215,467	920,543	53,959,007	6,242,087	3,512,931	6,754,584
Changes From Operations:
• Net investment income (loss)	32,834	53,580	11,445	170,190	28,314	(15,184)	187,215
• Net realized gain (loss) on investments	766,369	34,287,578	(6,755)	(516,731)	711,099	337,327	(32,294)
• Net change in unrealized appreciation or depreciation on investments	(11,890)	(745,188)	34,645	2,053,463	(181,894)	281,228	453,016
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	787,313	33,595,970	39,335	1,706,922	557,519	603,371	607,937
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	82,954	11,131,069	79,763	2,401,099	18,147	22,515	1,679,705
• Contract withdrawals and transfers to annuity reserves	(375,709)	(27,445,068)	(64,383)	(3,759,650)	(714,006)	(372,611)	(1,265,546)
• Contract transfers	276,087	34,494,438	47,898	(961,306)	(117,528)	(143,102)	3,749,055
	(16,668)	18,180,439	63,278	(2,319,857)	(813,387)	(493,198)	4,163,214
Annuity Reserves:
• Annuity Payments	(11,697)	(19,021)	—	(3,396)	(943)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(954)	473	—	86	519	—	—
	(12,651)	(18,548)	—	(3,310)	(424)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(29,319)	18,161,891	63,278	(2,323,167)	(813,811)	(493,198)	4,163,214
TOTAL INCREASE (DECREASE) IN NET ASSETS	757,994	51,757,861	102,613	(616,245)	(256,292)	110,173	4,771,151
NET ASSETS AT DECEMBER 31, 2016	$6,917,723	$313,973,328	$1,023,156	$53,342,762	$5,985,795	$3,623,104	$11,525,735

See accompanying notes.

	Eaton Vance VT Floating-Rate Income Fund ADV Class Subaccount	Fidelity VIP Contrafund Portfolio Initial Class Subaccount	Fidelity VIP Contrafund Portfolio Service Class 2 Subaccount	Fidelity VIP Equity-Income Portfolio Service Class 2 Subaccount	Fidelity VIP Growth Portfolio Initial Class Subaccount	Fidelity VIP Growth Portfolio Service Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2015	$439,056	$126,513	$1,129,791,103	$—	$5,379,425	$157,076,821
Changes From Operations:
• Net investment income (loss)	28,351	1,820	(9,344,618)	—	(61,591)	(2,769,833)
• Net realized gain (loss) on investments	(1,341)	16,304	142,049,342	—	390,871	13,947,324
• Net change in unrealized appreciation or depreciation on investments	(68,550)	(19,907)	(144,484,225)	—	(32,209)	(3,139,534)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(41,540)	(1,783)	(11,779,501)	—	297,071	8,037,957
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,374,940	165,669	41,148,785	—	55,005	14,084,350
• Contract withdrawals and transfers to annuity reserves	(7,107)	(1,120)	(105,940,728)	—	(478,136)	(15,976,774)
• Contract transfers	288,533	(305)	(10,804,894)	—	(80,923)	2,490,175
	1,656,366	164,244	(75,596,837)	—	(504,054)	597,751
Annuity Reserves:
• Annuity Payments	—	—	(43,662)	—	—	(8,056)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	1,790	—	—	1,008
	—	—	(41,872)	—	—	(7,048)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,656,366	164,244	(75,638,709)	—	(504,054)	590,703
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,614,826	162,461	(87,418,210)	—	(206,983)	8,628,660
NET ASSETS AT DECEMBER 31, 2015	2,053,882	288,974	1,042,372,893	—	5,172,442	165,705,481
Changes From Operations:
• Net investment income (loss)	70,883	3,865	(10,198,053)	(2)	(62,357)	(2,671,246)
• Net realized gain (loss) on investments	(1,238)	24,793	102,553,821	76	755,973	19,516,021
• Net change in unrealized appreciation or depreciation on investments	110,400	24,501	(33,661,114)	—	(752,822)	(18,692,405)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	180,045	53,159	58,694,654	74	(59,206)	(1,847,630)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,005	933,631	23,942,895	2	137,948	10,555,658
• Contract withdrawals and transfers to annuity reserves	(6,796)	(5,716)	(91,217,794)	(76)	(487,895)	(14,556,119)
• Contract transfers	(90)	71,917	(16,989,026)	—	(807,338)	1,493,497
	(5,881)	999,832	(84,263,925)	(74)	(1,157,285)	(2,506,964)
Annuity Reserves:
• Annuity Payments	—	—	(42,055)	—	—	(5,837)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	4,058	—	—	(131)
	—	—	(37,997)	—	—	(5,968)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,881)	999,832	(84,301,922)	(74)	(1,157,285)	(2,512,932)
TOTAL INCREASE (DECREASE) IN NET ASSETS	174,164	1,052,991	(25,607,268)	—	(1,216,491)	(4,360,562)
NET ASSETS AT DECEMBER 31, 2016	$2,228,046	$1,341,965	$1,016,765,625	$—	$3,955,951	$161,344,919

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Fidelity VIP Mid Cap Portfolio Initial Class Subaccount	Fidelity VIP Mid Cap Portfolio Service Class 2 Subaccount	Fidelity VIP Overseas Portfolio Service Class 2 Subaccount	Fidelity VIP Strategic Income Portfolio Initial Class Subaccount	Fidelity VIP Strategic Income Portfolio Service Class 2 Subaccount	First Trust Dorsey Wright Tactical Core Portfolio Class I Subaccount	First Trust Multi Income Allocation Portfolio Class I Subaccount
NET ASSETS AT JANUARY 1, 2015	$588,669	$554,863,646	$—	$—	$—	$—	$424,568
Changes From Operations:
• Net investment income (loss)	294	(7,340,680)	(15)	4,685	31,287	—	30,896
• Net realized gain (loss) on investments	68,725	72,879,357	2,243	386	1,329	—	(25,739)
• Net change in unrealized appreciation or depreciation on investments	(78,181)	(81,540,433)	—	(8,836)	(69,291)	—	(154,517)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,162)	(16,001,756)	2,228	(3,765)	(36,675)	—	(149,360)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	61,746	22,653,266	1,379	19,358	1,408,720	—	2,316,669
• Contract withdrawals and transfers to annuity reserves	(6,526)	(42,970,854)	(2,939)	—	(37,663)	—	(83,118)
• Contract transfers	(5,166)	(16,460,775)	(668)	154,083	570,935	—	395,071
	50,054	(36,778,363)	(2,228)	173,441	1,941,992	—	2,628,622
Annuity Reserves:
• Annuity Payments	—	(17,962)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(1,129)	—	—	—	—	—
	—	(19,091)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	50,054	(36,797,454)	(2,228)	173,441	1,941,992	—	2,628,622
TOTAL INCREASE (DECREASE) IN NET ASSETS	40,892	(52,799,210)	—	169,676	1,905,317	—	2,479,262
NET ASSETS AT DECEMBER 31, 2015	629,561	502,064,436	—	169,676	1,905,317	—	2,903,830
Changes From Operations:
• Net investment income (loss)	1,144	(6,420,333)	(5)	15,059	203,136	627	47,061
• Net realized gain (loss) on investments	25,368	30,857,092	315	76	15,727	87,132	4,191
• Net change in unrealized appreciation or depreciation on investments	68,771	25,293,200	—	199	19,637	10,575	232,091
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	95,283	49,729,959	310	15,334	238,500	98,334	283,343
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	526,428	14,029,997	124	41,119	3,549,908	1,344,932	1,451,400
• Contract withdrawals and transfers to annuity reserves	(9,440)	(42,145,676)	(914)	(757)	(147,691)	(40,807)	(243,443)
• Contract transfers	(99,410)	(5,161,775)	480	232,885	2,308,410	525,708	683,007
	417,578	(33,277,454)	(310)	273,247	5,710,627	1,829,833	1,890,964
Annuity Reserves:
• Annuity Payments	—	(14,580)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(951)	—	—	—	—	—
	—	(15,531)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	417,578	(33,292,985)	(310)	273,247	5,710,627	1,829,833	1,890,964
TOTAL INCREASE (DECREASE) IN NET ASSETS	512,861	16,436,974	—	288,581	5,949,127	1,928,167	2,174,307
NET ASSETS AT DECEMBER 31, 2016	$1,142,422	$518,501,410	$—	$458,257	$7,854,444	$1,928,167	$5,078,137

See accompanying notes.

	First Trust Multi Income Allocation Portfolio Class II Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio Class I Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio Class II Subaccount	Franklin Founding Funds Allocation VIP Fund Class 4 Subaccount	Franklin Income VIP Fund Class 1 Subaccount	Franklin Income VIP Fund Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2015	$—	$1,555,694	$—	$6,459,585	$—	$640,251,249
Changes From Operations:
• Net investment income (loss)	1	117,999	111	136,123	(68)	18,744,469
• Net realized gain (loss) on investments	(44)	66,494	—	(538,641)	—	772,492
• Net change in unrealized appreciation or depreciation on investments	—	(297,415)	(209)	(251,816)	(1,111)	(72,130,896)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(43)	(112,922)	(98)	(654,334)	(1,179)	(52,613,935)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	500	6,885,206	—	2,608,360	57,863	28,104,279
• Contract withdrawals and transfers to annuity reserves	—	(234,428)	—	(100,225)	—	(59,905,912)
• Contract transfers	(457)	754,944	6,015	(4,411,613)	103	(9,203,542)
	43	7,405,722	6,015	(1,903,478)	57,966	(41,005,175)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(53,653)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(1,812)
	—	—	—	—	—	(55,465)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	43	7,405,722	6,015	(1,903,478)	57,966	(41,060,640)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	7,292,800	5,917	(2,557,812)	56,787	(93,674,575)
NET ASSETS AT DECEMBER 31, 2015	—	8,848,494	5,917	3,901,773	56,787	546,576,674
Changes From Operations:
• Net investment income (loss)	680	(24,521)	49	120,485	3,516	18,749,767
• Net realized gain (loss) on investments	—	380,208	121	122,517	12	(3,693,202)
• Net change in unrealized appreciation or depreciation on investments	189	851,337	443	362,254	7,138	48,871,536
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	869	1,207,024	613	605,256	10,666	63,928,101
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	4,878,354	—	1,586,159	37,500	14,173,202
• Contract withdrawals and transfers to annuity reserves	—	(979,311)	—	(182,064)	—	(49,976,187)
• Contract transfers	48,495	2,775,717	(394)	350,948	(236)	(3,303,230)
	48,495	6,674,760	(394)	1,755,043	37,264	(39,106,215)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(49,322)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(514)
	—	—	—	—	—	(49,836)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	48,495	6,674,760	(394)	1,755,043	37,264	(39,156,051)
TOTAL INCREASE (DECREASE) IN NET ASSETS	49,364	7,881,784	219	2,360,299	47,930	24,772,050
NET ASSETS AT DECEMBER 31, 2016	$49,364	$16,730,278	$6,136	$6,262,072	$104,717	$571,348,724

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Franklin Income VIP Fund Class 4 Subaccount	Franklin Mutual Shares VIP Fund Class 1 Subaccount	Franklin Mutual Shares VIP Fund Class 2 Subaccount	Franklin Mutual Shares VIP Fund Class 4 Subaccount	Franklin Rising Dividends VIP Fund Class 1 Subaccount	Franklin Rising Dividends VIP Fund Class 4 Subaccount	Franklin Small Cap Value VIP Fund Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2015	$7,785,150	$—	$816,349,869	$821,201	$85,754	$2,612,458	$280,716
Changes From Operations:
• Net investment income (loss)	395,927	1,324	14,310,039	56,756	3,849	10,928	1,446
• Net realized gain (loss) on investments	(216,991)	2,955	77,162,663	157,407	25,849	525,957	40,992
• Net change in unrealized appreciation or depreciation on investments	(1,464,682)	(8,166)	(137,178,444)	(451,035)	(42,741)	(882,431)	(64,809)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,285,746)	(3,887)	(45,705,742)	(236,872)	(13,043)	(345,546)	(22,371)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	9,929,449	26,334	18,022,990	3,033,073	247,224	5,085,334	17,568
• Contract withdrawals and transfers to annuity reserves	(703,306)	(329)	(69,320,849)	(355,132)	(7,693)	(155,666)	(216)
• Contract transfers	998,810	20,578	2,886,114	177,726	91,228	947,061	(2,177)
	10,224,953	46,583	(48,411,745)	2,855,667	330,759	5,876,729	15,175
Annuity Reserves:
• Annuity Payments	—	—	(22,671)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(484)	—	—	—	—
	—	—	(23,155)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,224,953	46,583	(48,434,900)	2,855,667	330,759	5,876,729	15,175
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,939,207	42,696	(94,140,642)	2,618,795	317,716	5,531,183	(7,196)
NET ASSETS AT DECEMBER 31, 2015	16,724,357	42,696	722,209,227	3,439,996	403,470	8,143,641	273,520
Changes From Operations:
• Net investment income (loss)	712,454	10,846	5,559,327	28,444	5,334	1,668	1,999
• Net realized gain (loss) on investments	(182,465)	41,417	73,019,028	276,316	50,794	1,096,722	44,505
• Net change in unrealized appreciation or depreciation on investments	2,037,405	24,069	20,827,938	319,623	13,345	350,516	38,357
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,567,394	76,332	99,406,293	624,383	69,473	1,448,906	84,861
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,274,204	538,579	7,631,659	1,700,307	46,079	3,893,023	13,296
• Contract withdrawals and transfers to annuity reserves	(1,343,291)	(2,236)	(56,883,306)	(235,833)	(37,972)	(466,206)	(3,191)
• Contract transfers	3,774,030	(18,321)	(39,357,432)	(25,673)	167,647	2,990,073	14,105
	5,704,943	518,022	(88,609,079)	1,438,801	175,754	6,416,890	24,210
Annuity Reserves:
• Annuity Payments	—	—	(26,738)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(807)	—	—	—	—
	—	—	(27,545)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,704,943	518,022	(88,636,624)	1,438,801	175,754	6,416,890	24,210
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,272,337	594,354	10,769,669	2,063,184	245,227	7,865,796	109,071
NET ASSETS AT DECEMBER 31, 2016	$24,996,694	$637,050	$732,978,896	$5,503,180	$648,697	$16,009,437	$382,591

See accompanying notes.

	Franklin Small Cap Value VIP Fund Class 4 Subaccount	Franklin Small-Mid Cap Growth VIP Fund Class 1 Subaccount	Franklin Small-Mid Cap Growth VIP Fund Class 2 Subaccount	Franklin Small-Mid Cap Growth VIP Fund Class 4 Subaccount	Goldman Sachs VIT Large Cap Value Fund Service Shares Subaccount	Goldman Sachs VIT Government Money Market Fund Institutional Shares Subaccount
NET ASSETS AT JANUARY 1, 2015	$729,615	$—	$—	$631,684	$170,988,409	$330,156
Changes From Operations:
• Net investment income (loss)	(10,965)	(19)	(4)	(19,521)	339,676	(1,301)
• Net realized gain (loss) on investments	206,784	1,106	29	238,919	20,236,836	—
• Net change in unrealized appreciation or depreciation on investments	(403,919)	(1,421)	(62)	(374,982)	(29,137,971)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(208,100)	(334)	(37)	(155,584)	(8,561,459)	(1,301)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,699,740	5,501	248	1,693,598	1,408,004	2,214,600
• Contract withdrawals and transfers to annuity reserves	(39,433)	—	(765)	(160,842)	(13,545,384)	(371,886)
• Contract transfers	120,843	60	554	93,088	2,458,567	(1,342,529)
	1,781,150	5,561	37	1,625,844	(9,678,813)	500,185
Annuity Reserves:
• Annuity Payments	—	—	—	(719)	(2,312)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(37)	(1)	—
	—	—	—	(756)	(2,313)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,781,150	5,561	37	1,625,088	(9,681,126)	500,185
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,573,050	5,227	—	1,469,504	(18,242,585)	498,884
NET ASSETS AT DECEMBER 31, 2015	2,302,665	5,227	—	2,101,188	152,745,824	829,040
Changes From Operations:
• Net investment income (loss)	(21,171)	(268)	(31)	(28,631)	1,333,677	(1,510)
• Net realized gain (loss) on investments	431,071	5,065	728	136,799	770,764	—
• Net change in unrealized appreciation or depreciation on investments	582,656	(2,447)	62	(28,089)	13,078,399	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	992,556	2,350	759	80,079	15,182,840	(1,510)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,355,149	39,179	9	736,143	1,328,362	5,807,435
• Contract withdrawals and transfers to annuity reserves	(112,216)	(668)	(768)	(222,818)	(10,913,281)	(33,174)
• Contract transfers	1,425,515	153,724	—	543,271	(5,632,942)	(5,167,495)
	2,668,448	192,235	(759)	1,056,596	(15,217,861)	606,766
Annuity Reserves:
• Annuity Payments	—	—	—	(1,576)	(2,152)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	67	—	—
	—	—	—	(1,509)	(2,152)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,668,448	192,235	(759)	1,055,087	(15,220,013)	606,766
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,661,004	194,585	—	1,135,166	(37,173)	605,256
NET ASSETS AT DECEMBER 31, 2016	$5,963,669	$199,812	$—	$3,236,354	$152,708,651	$1,434,296

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Goldman Sachs VIT Government Money Market Fund Service Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares Subaccount	Goldman Sachs VIT Strategic Income Fund Advisor Shares Subaccount	Goldman Sachs VIT Strategic Income Fund Institutional Shares Subaccount	Guggenheim Long Short Equity Fund Subaccount	Guggenheim Multi-Hedge Strategies Fund Subaccount
NET ASSETS AT JANUARY 1, 2015	$6,913,327	$761,056	$29,011	$725,079	$—	$337,506	$504,099
Changes From Operations:
• Net investment income (loss)	(316,636)	23,392	501	37,843	—	(17,383)	(8,955)
• Net realized gain (loss) on investments	—	(40,476)	—	(13,166)	—	(704)	7,400
• Net change in unrealized appreciation or depreciation on investments	—	(176,506)	(1,966)	(104,886)	—	(18,575)	3,572
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(316,636)	(193,590)	(1,465)	(80,209)	—	(36,662)	2,017
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	56,065,497	2,296,568	—	2,453,725	—	1,978,883	1,543,469
• Contract withdrawals and transfers to annuity reserves	(9,157,368)	(34,328)	—	(81,089)	—	(44,454)	(46,806)
• Contract transfers	(17,560,879)	(325,830)	897	709,621	—	1,249,200	1,501,415
	29,347,250	1,936,410	897	3,082,257	—	3,183,629	2,998,078
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	29,347,250	1,936,410	897	3,082,257	—	3,183,629	2,998,078
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,030,614	1,742,820	(568)	3,002,048	—	3,146,967	3,000,095
NET ASSETS AT DECEMBER 31, 2015	35,943,941	2,503,876	28,443	3,727,127	—	3,484,473	3,504,194
Changes From Operations:
• Net investment income (loss)	(475,154)	(10,373)	471	40,654	243	(36,850)	(42,468)
• Net realized gain (loss) on investments	—	(74,469)	(790)	(43,287)	—	(36,424)	(3,255)
• Net change in unrealized appreciation or depreciation on investments	—	67,159	699	(1,237)	(106)	46,695	(15,394)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(475,154)	(17,683)	380	(3,870)	137	(26,579)	(61,117)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	33,869,585	495,061	3,244	836,389	—	460,937	1,050,476
• Contract withdrawals and transfers to annuity reserves	(12,745,990)	(156,009)	—	(163,478)	(124)	(330,824)	(377,737)
• Contract transfers	(9,127,302)	(264,117)	24,541	662,402	24,543	(204,511)	26,620
	11,996,293	74,935	27,785	1,335,313	24,419	(74,398)	699,359
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	11,996,293	74,935	27,785	1,335,313	24,419	(74,398)	699,359
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,521,139	57,252	28,165	1,331,443	24,556	(100,977)	638,242
NET ASSETS AT DECEMBER 31, 2016	$47,465,080	$2,561,128	$56,608	$5,058,570	$24,556	$3,383,496	$4,142,436

See accompanying notes.

	Hartford Capital Appreciation HLS Fund Class IA Subaccount	Hartford Capital Appreciation HLS Fund Class IC Subaccount	Invesco V.I. American Franchise Fund Series I Subaccount	Invesco V.I. American Franchise Fund Series II Subaccount	Invesco V.I. Balanced-Risk Allocation Fund Series I Subaccount	Invesco V.I. Balanced-Risk Allocation Fund Series II Subaccount
NET ASSETS AT JANUARY 1, 2015	$49,359	$1,575,774	$2,631,394	$1,160,140	$163,613	$1,409,936
Changes From Operations:
• Net investment income (loss)	463	(18,524)	(37,386)	(19,310)	7,158	153,435
• Net realized gain (loss) on investments	15,424	889,526	85,523	86,700	16,538	406,618
• Net change in unrealized appreciation or depreciation on investments	(17,194)	(1,025,609)	39,300	(40,761)	(32,856)	(900,601)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,307)	(154,607)	87,437	26,629	(9,160)	(340,548)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	31,994	3,765,536	21,563	96,255	28,713	4,711,848
• Contract withdrawals and transfers to annuity reserves	—	(137,184)	(160,649)	(198,666)	(1,945)	(135,451)
• Contract transfers	(146)	1,058,467	(26,900)	309,848	—	394,408
	31,848	4,686,819	(165,986)	207,437	26,768	4,970,805
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	31,848	4,686,819	(165,986)	207,437	26,768	4,970,805
TOTAL INCREASE (DECREASE) IN NET ASSETS	30,541	4,532,212	(78,549)	234,066	17,608	4,630,257
NET ASSETS AT DECEMBER 31, 2015	79,900	6,107,986	2,552,845	1,394,206	181,221	6,040,193
Changes From Operations:
• Net investment income (loss)	586	(31,215)	(34,655)	(21,764)	16	(84,323)
• Net realized gain (loss) on investments	6,790	492,704	283,706	146,851	(3,935)	(65,987)
• Net change in unrealized appreciation or depreciation on investments	(3,368)	(140,675)	(229,765)	(128,922)	23,090	853,995
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,008	320,814	19,286	(3,835)	19,171	703,685
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	2,040,120	29,540	5,331	188	3,052,718
• Contract withdrawals and transfers to annuity reserves	(2,446)	(231,077)	(148,135)	(118,233)	(888)	(722,043)
• Contract transfers	—	411,461	3,841	(15,427)	(20,223)	2,426,042
	(2,446)	2,220,504	(114,754)	(128,329)	(20,923)	4,756,717
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,446)	2,220,504	(114,754)	(128,329)	(20,923)	4,756,717
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,562	2,541,318	(95,468)	(132,164)	(1,752)	5,460,402
NET ASSETS AT DECEMBER 31, 2016	$81,462	$8,649,304	$2,457,377	$1,262,042	$179,469	$11,500,595

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Invesco V.I. Comstock Fund Series I Subaccount	Invesco V.I. Comstock Fund Series II Subaccount	Invesco V.I. Core Equity Fund Series I Subaccount	Invesco V.I. Core Equity Fund Series II Subaccount	Invesco V.I. Diversified Dividend Fund Series I Subaccount	Invesco V.I. Diversified Dividend Fund Series II Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund Series I Subaccount
NET ASSETS AT JANUARY 1, 2015	$—	$1,123,603	$8,378,083	$2,328,434	$20,112	$703,253	$—
Changes From Operations:
• Net investment income (loss)	755	17,665	(29,078)	(15,559)	389	17,719	99
• Net realized gain (loss) on investments	113	13,600	1,192,069	350,017	194	8,609	1,439
• Net change in unrealized appreciation or depreciation on investments	(3,772)	(182,894)	(1,712,342)	(492,754)	(223)	(64,541)	(1,853)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,904)	(151,629)	(549,351)	(158,296)	360	(38,213)	(315)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	75,671	1,335,564	134,352	19,609	10,068	3,116,361	4,754
• Contract withdrawals and transfers to annuity reserves	—	(40,284)	(1,032,512)	(233,477)	—	(76,488)	—
• Contract transfers	3,291	(16,678)	(100,039)	(176,457)	(1,670)	1,619,183	5,009
	78,962	1,278,602	(998,199)	(390,325)	8,398	4,659,056	9,763
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(3,266)	—	—	—	—
	—	—	(3,266)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	78,962	1,278,602	(1,001,465)	(390,325)	8,398	4,659,056	9,763
TOTAL INCREASE (DECREASE) IN NET ASSETS	76,058	1,126,973	(1,550,816)	(548,621)	8,758	4,620,843	9,448
NET ASSETS AT DECEMBER 31, 2015	76,058	2,250,576	6,827,267	1,779,813	28,870	5,324,096	9,448
Changes From Operations:
• Net investment income (loss)	1,452	8,532	(47,819)	(18,290)	219	29,967	116
• Net realized gain (loss) on investments	9,136	203,126	684,509	177,180	2,434	97,560	1,118
• Net change in unrealized appreciation or depreciation on investments	7,036	241,880	(68,882)	(31,447)	3,301	1,294,130	1,534
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,624	453,538	567,808	127,443	5,954	1,421,657	2,768
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	37,605	845,091	35,068	3,500	28,787	4,416,743	23,502
• Contract withdrawals and transfers to annuity reserves	(1,534)	(141,406)	(521,129)	(198,192)	(30,654)	(378,942)	(154)
• Contract transfers	(2,582)	201,332	(293,958)	(128,122)	(1,058)	5,304,333	(6,857)
	33,489	905,017	(780,019)	(322,814)	(2,925)	9,342,134	16,491
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	33,489	905,017	(780,019)	(322,814)	(2,925)	9,342,134	16,491
TOTAL INCREASE (DECREASE) IN NET ASSETS	51,113	1,358,555	(212,211)	(195,371)	3,029	10,763,791	19,259
NET ASSETS AT DECEMBER 31, 2016	$127,171	$3,609,131	$6,615,056	$1,584,442	$31,899	$16,087,887	$28,707

See accompanying notes.

	Invesco V.I. Equally- Weighted S&P 500 Fund Series II Subaccount	Invesco V.I. Equity and Income Fund Series I Subaccount	Invesco V.I. Equity and Income Fund Series II Subaccount	Invesco V.I. International Growth Fund Series I Subaccount	Invesco V.I. International Growth Fund Series II Subaccount	Ivy VIP Asset Strategy Portfolio Subaccount
NET ASSETS AT JANUARY 1, 2015	$1,483,592	$—	$1,296,474	$2,385,899	$11,617,442	$4,127,237
Changes From Operations:
• Net investment income (loss)	23,167	—	68,689	2,524	1,827	(65,445)
• Net realized gain (loss) on investments	1,321,523	—	310,612	144,685	(13,524)	1,065,546
• Net change in unrealized appreciation or depreciation on investments	(1,752,132)	—	(569,699)	(241,842)	(1,361,235)	(1,936,508)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(407,442)	—	(190,398)	(94,633)	(1,372,932)	(936,407)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,335,395	—	2,829,695	128,256	6,840,767	6,030,880
• Contract withdrawals and transfers to annuity reserves	(262,132)	—	(83,128)	(256,681)	(1,369,810)	(415,435)
• Contract transfers	1,694,660	—	625,217	116,803	8,787,728	874,271
	7,767,923	—	3,371,784	(11,622)	14,258,685	6,489,716
Annuity Reserves:
• Annuity Payments	—	—	—	—	(1,388)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	1,828	—
	—	—	—	—	440	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,767,923	—	3,371,784	(11,622)	14,259,125	6,489,716
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,360,481	—	3,181,386	(106,255)	12,886,193	5,553,309
NET ASSETS AT DECEMBER 31, 2015	8,844,073	—	4,477,860	2,279,644	24,503,635	9,680,546
Changes From Operations:
• Net investment income (loss)	(91,844)	(10)	27,180	(81)	(72,764)	(56,300)
• Net realized gain (loss) on investments	262,370	1	124,345	98,149	(177,330)	(607,853)
• Net change in unrealized appreciation or depreciation on investments	1,268,800	705	662,653	(133,513)	(304,434)	306,549
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,439,326	696	814,178	(35,445)	(554,528)	(357,604)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,888,462	—	1,412,511	41,721	3,648,070	993,121
• Contract withdrawals and transfers to annuity reserves	(503,584)	(43)	(295,200)	(213,129)	(1,648,843)	(306,489)
• Contract transfers	2,955,136	17,486	1,130,470	(134,916)	5,295,925	(1,381,500)
	5,340,014	17,443	2,247,781	(306,324)	7,295,152	(694,868)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(3,223)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	80	—
	—	—	—	—	(3,143)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,340,014	17,443	2,247,781	(306,324)	7,292,009	(694,868)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,779,340	18,139	3,061,959	(341,769)	6,737,481	(1,052,472)
NET ASSETS AT DECEMBER 31, 2016	$15,623,413	$18,139	$7,539,819	$1,937,875	$31,241,116	$8,628,074

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Ivy VIP Energy Portfolio Subaccount	Ivy VIP High Income Portfolio Subaccount	Ivy VIP Micro Cap Growth Portfolio Subaccount	Ivy VIP Mid Cap Growth Portfolio Subaccount	Ivy VIP Science and Technology Portfolio Subaccount	Janus Aspen Balanced Portfolio Service Shares Subaccount	Janus Aspen Enterprise Portfolio Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2015	$882,727	$2,334,101	$400,406	$672,504	$1,810,902	$16,990,797	$5,735,064
Changes From Operations:
• Net investment income (loss)	(28,189)	204,460	(12,510)	(20,336)	(69,774)	(44,087)	(63,380)
• Net realized gain (loss) on investments	(120,373)	(28,123)	139,498	79,398	232,197	1,121,351	1,043,745
• Net change in unrealized appreciation or depreciation on investments	(826,888)	(831,284)	(307,593)	(254,688)	(802,902)	(1,312,275)	(860,262)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(975,450)	(654,947)	(180,605)	(195,626)	(640,479)	(235,011)	120,103
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,730,894	5,250,207	1,301,293	1,991,649	7,135,194	138,413	71,278
• Contract withdrawals and transfers to annuity reserves	(58,209)	(119,306)	(6,331)	(102,010)	(129,153)	(3,309,387)	(806,500)
• Contract transfers	1,398,418	746,562	3,050	596,494	1,467,103	284,082	501,996
	4,071,103	5,877,463	1,298,012	2,486,133	8,473,144	(2,886,892)	(233,226)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(593)	(6,326)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(27)	(3,599)	—
	—	—	—	—	(620)	(9,925)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,071,103	5,877,463	1,298,012	2,486,133	8,472,524	(2,896,817)	(233,226)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,095,653	5,222,516	1,117,407	2,290,507	7,832,045	(3,131,828)	(113,123)
NET ASSETS AT DECEMBER 31, 2015	3,978,380	7,556,617	1,517,813	2,963,011	9,642,947	13,858,969	5,621,941
Changes From Operations:
• Net investment income (loss)	(57,372)	569,782	(23,149)	(44,435)	(120,069)	43,382	(95,347)
• Net realized gain (loss) on investments	(37,715)	(130,528)	118,137	144,578	(1,223)	436,109	688,749
• Net change in unrealized appreciation or depreciation on investments	1,814,405	960,713	180,140	119,401	260,255	(144,157)	(10,245)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,719,318	1,399,967	275,128	219,544	138,963	335,334	583,157
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,278,860	2,917,737	579,882	1,165,362	1,754,393	138,234	41,848
• Contract withdrawals and transfers to annuity reserves	(380,188)	(433,460)	(75,238)	(234,419)	(462,648)	(1,822,969)	(494,787)
• Contract transfers	745,704	1,236,126	783,574	446,379	213,877	923,474	520,330
	1,644,376	3,720,403	1,288,218	1,377,322	1,505,622	(761,261)	67,391
Annuity Reserves:
• Annuity Payments	—	—	—	—	(1,260)	(5,971)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	53	(1)	—
	—	—	—	—	(1,207)	(5,972)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,644,376	3,720,403	1,288,218	1,377,322	1,504,415	(767,233)	67,391
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,363,694	5,120,370	1,563,346	1,596,866	1,643,378	(431,899)	650,548
NET ASSETS AT DECEMBER 31, 2016	$7,342,074	$12,676,987	$3,081,159	$4,559,877	$11,286,325	$13,427,070	$6,272,489

See accompanying notes.

	Janus Aspen Global Research Portfolio Service Shares Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio Class 2 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio Class 2 Subaccount	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1 Subaccount	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2 Subaccount	Lord Abbett Bond Debenture Portfolio Class VC Subaccount
NET ASSETS AT JANUARY 1, 2015	$960,519	$—	$—	$51,852	$1,581,231	$1,579,707
Changes From Operations:
• Net investment income (loss)	(9,613)	19,736	4,046	118	(24,567)	250,645
• Net realized gain (loss) on investments	63,183	4,975	112	8,066	464,693	(5,968)
• Net change in unrealized appreciation or depreciation on investments	(81,676)	(74,258)	(4,310)	(12,620)	(856,139)	(543,866)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(28,106)	(49,547)	(152)	(4,436)	(416,013)	(299,189)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	13,136	1,305,163	237,457	14,669	3,290,973	5,358,675
• Contract withdrawals and transfers to annuity reserves	(175,055)	(45,124)	—	(137)	(98,730)	(294,058)
• Contract transfers	(1,609)	781,574	16,401	5,145	1,181,558	828,174
	(163,528)	2,041,613	253,858	19,677	4,373,801	5,892,791
Annuity Reserves:
• Annuity Payments	(922)	—	—	—	—	(1,054)
• Receipt (reimbursement) of mortality guarantee adjustments	453	—	—	—	—	(52)
	(469)	—	—	—	—	(1,106)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(163,997)	2,041,613	253,858	19,677	4,373,801	5,891,685
TOTAL INCREASE (DECREASE) IN NET ASSETS	(192,103)	1,992,066	253,706	15,241	3,957,788	5,592,496
NET ASSETS AT DECEMBER 31, 2015	768,416	1,992,066	253,706	67,093	5,539,019	7,172,203
Changes From Operations:
• Net investment income (loss)	(4,684)	55,858	24,403	84	(46,202)	501,509
• Net realized gain (loss) on investments	26,858	5,790	3,511	6,898	599,854	(12,548)
• Net change in unrealized appreciation or depreciation on investments	(20,937)	100,923	12,847	5,149	204,790	570,014
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,237	162,571	40,761	12,131	758,442	1,058,975
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	13,148	877,197	742,024	63,587	1,937,302	4,301,793
• Contract withdrawals and transfers to annuity reserves	(82,243)	(186,495)	(43,945)	(3,247)	(360,996)	(612,851)
• Contract transfers	(14,860)	826,315	194,857	13,380	1,523,340	2,147,068
	(83,955)	1,517,017	892,936	73,720	3,099,646	5,836,010
Annuity Reserves:
• Annuity Payments	(817)	—	—	—	—	(2,496)
• Receipt (reimbursement) of mortality guarantee adjustments	448	—	—	—	—	107
	(369)	—	—	—	—	(2,389)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(84,324)	1,517,017	892,936	73,720	3,099,646	5,833,621
TOTAL INCREASE (DECREASE) IN NET ASSETS	(83,087)	1,679,588	933,697	85,851	3,858,088	6,892,596
NET ASSETS AT DECEMBER 31, 2016	$685,329	$3,671,654	$1,187,403	$152,944	$9,397,107	$14,064,799

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Lord Abbett Developing Growth Portfolio Class VC Subaccount	Lord Abbett Fundamental Equity Portfolio Class VC Subaccount	Lord Abbett Short Duration Income Portfolio Class VC Subaccount	LVIP American Balanced Allocation Fund Standard Class Subaccount	LVIP American Balanced Allocation Fund Service Class Subaccount	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$892,992	$16,471,424	$2,631,988	$9,024,440	$2,624,183	$84,015,445	$552,545
Changes From Operations:
• Net investment income (loss)	(26,353)	26,846	220,920	214,167	232,885	192,350	13,949
• Net realized gain (loss) on investments	(3,397)	1,337,257	(6,213)	297,323	272,624	791,029	6,174
• Net change in unrealized appreciation or depreciation on investments	(467,713)	(2,038,518)	(339,768)	(652,200)	(812,722)	(8,779,153)	(36,694)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(497,463)	(674,415)	(125,061)	(140,710)	(307,213)	(7,795,774)	(16,571)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,638,519	171,284	6,622,953	638,275	8,200,767	56,039,929	29,763
• Contract withdrawals and transfers to annuity reserves	(117,260)	(857,421)	(229,873)	(478,699)	(308,599)	(5,254,111)	(5,667)
• Contract transfers	647,517	(525,320)	4,285,461	354,054	2,169,858	21,576,493	(269)
	3,168,776	(1,211,457)	10,678,541	513,630	10,062,026	72,362,311	23,827
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,168,776	(1,211,457)	10,678,541	513,630	10,062,026	72,362,311	23,827
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,671,313	(1,885,872)	10,553,480	372,920	9,754,813	64,566,537	7,256
NET ASSETS AT DECEMBER 31, 2015	3,564,305	14,585,552	13,185,468	9,397,360	12,378,996	148,581,982	559,801
Changes From Operations:
• Net investment income (loss)	(45,375)	24,754	275,883	32,561	206,326	(204,466)	7,614
• Net realized gain (loss) on investments	(153,955)	274,170	(90,912)	589,388	787,580	897,863	(110)
• Net change in unrealized appreciation or depreciation on investments	131,812	1,677,925	62,360	(2,121)	(103,484)	26,744,582	17,279
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(67,518)	1,976,849	247,331	619,828	890,422	27,437,979	24,783
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	898,642	46,372	4,503,890	3,197,828	8,249,709	12,591,346	76,011
• Contract withdrawals and transfers to annuity reserves	(186,519)	(991,061)	(1,277,316)	(310,404)	(1,204,405)	(9,578,181)	(6,403)
• Contract transfers	61,573	(1,113,256)	680,125	(7,396,551)	4,576,563	61,342,332	330
	773,696	(2,057,945)	3,906,699	(4,509,127)	11,621,867	64,355,497	69,938
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	773,696	(2,057,945)	3,906,699	(4,509,127)	11,621,867	64,355,497	69,938
TOTAL INCREASE (DECREASE) IN NET ASSETS	706,178	(81,096)	4,154,030	(3,889,299)	12,512,289	91,793,476	94,721
NET ASSETS AT DECEMBER 31, 2016	$4,270,483	$14,504,456	$17,339,498	$5,508,061	$24,891,285	$240,375,458	$654,522

See accompanying notes.

	LVIP American Global Balanced Allocation Managed Risk Fund Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund Standard Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund Service Class Subaccount	LVIP American Global Growth Fund Service Class II Subaccount	LVIP American Global Small Capitalization Fund Service Class II Subaccount	LVIP American Growth Allocation Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$3,890,820	$860,217	$19,140,578	$90,301,665	$67,612,887	$732,076
Changes From Operations:
• Net investment income (loss)	259,894	24,919	1,024,878	(52,754)	(996,736)	27,503
• Net realized gain (loss) on investments	120,844	15,335	50,958	11,143,420	3,219,924	53,352
• Net change in unrealized appreciation or depreciation on investments	(1,013,926)	(54,402)	(4,059,893)	(7,120,930)	(3,604,585)	(129,011)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(633,188)	(14,148)	(2,984,057)	3,969,736	(1,381,397)	(48,156)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,812,126	384,790	31,402,214	13,276,159	4,546,970	644,577
• Contract withdrawals and transfers to annuity reserves	(318,792)	(319,985)	(1,199,057)	(6,903,110)	(4,349,299)	(184,226)
• Contract transfers	2,462,244	(1,052)	7,396,022	15,622,219	2,163,866	98,523
	10,955,578	63,753	37,599,179	21,995,268	2,361,537	558,874
Annuity Reserves:
• Annuity Payments	—	—	—	(2,890)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	2,604	—	—
	—	—	—	(286)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,955,578	63,753	37,599,179	21,994,982	2,361,537	558,874
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,322,390	49,605	34,615,122	25,964,718	980,140	510,718
NET ASSETS AT DECEMBER 31, 2015	14,213,210	909,822	53,755,700	116,266,383	68,593,027	1,242,794
Changes From Operations:
• Net investment income (loss)	92,506	5,872	(481)	(864,635)	(985,181)	28,298
• Net realized gain (loss) on investments	(78,767)	(22,691)	(320,077)	10,003,667	5,804,133	99,070
• Net change in unrealized appreciation or depreciation on investments	411,562	29,574	1,292,123	(10,209,564)	(4,763,486)	(12,554)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	425,301	12,755	971,565	(1,070,532)	55,466	114,814
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,808,619	4,250	8,360,012	8,057,908	1,544,820	314,163
• Contract withdrawals and transfers to annuity reserves	(574,477)	(32,968)	(2,810,594)	(6,805,702)	(4,696,606)	(28,399)
• Contract transfers	3,055,524	(228,022)	2,945,927	878,430	(1,963,873)	478,878
	7,289,666	(256,740)	8,495,345	2,130,636	(5,115,659)	764,642
Annuity Reserves:
• Annuity Payments	—	—	—	(5,031)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	98	—	—
	—	—	—	(4,933)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,289,666	(256,740)	8,495,345	2,125,703	(5,115,659)	764,642
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,714,967	(243,985)	9,466,910	1,055,171	(5,060,193)	879,456
NET ASSETS AT DECEMBER 31, 2016	$21,928,177	$665,837	$63,222,610	$117,321,554	$63,532,834	$2,122,250

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP American Growth Allocation Fund Service Class Subaccount	LVIP American Growth Fund Service Class II Subaccount	LVIP American Growth- Income Fund Service Class II Subaccount	LVIP American Income Allocation Fund Standard Class Subaccount	LVIP American International Fund Service Class II Subaccount	LVIP American Preservation Fund Standard Class Subaccount	LVIP American Preservation Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$3,156,759	$303,438,686	$250,402,210	$6,381	$138,656,243	$127,957	$151,898
Changes From Operations:
• Net investment income (loss)	222,233	(4,495,179)	(685,738)	155	(420,429)	383	18,864
• Net realized gain (loss) on investments	393,882	26,769,791	19,345,374	165	2,211,228	60	(12,009)
• Net change in unrealized appreciation or depreciation on investments	(948,962)	(7,980,709)	(20,479,620)	(408)	(11,031,928)	(890)	(61,535)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(332,847)	14,293,903	(1,819,984)	(88)	(9,241,129)	(447)	(54,680)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,929,446	33,679,997	29,238,728	—	9,762,527	5,137	4,292,695
• Contract withdrawals and transfers to annuity reserves	(138,956)	(21,956,132)	(16,762,535)	(68)	(8,266,997)	(52,091)	(22,075)
• Contract transfers	1,556,848	(7,351,171)	12,086,984	(43)	6,808,733	754	(1,060,288)
	10,347,338	4,372,694	24,563,177	(111)	8,304,263	(46,200)	3,210,332
Annuity Reserves:
• Annuity Payments	—	(134,471)	(130,780)	—	(60,327)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(512)	(104)	—	1,279	—	—
	—	(134,983)	(130,884)	—	(59,048)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,347,338	4,237,711	24,432,293	(111)	8,245,215	(46,200)	3,210,332
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,014,491	18,531,614	22,612,309	(199)	(995,914)	(46,647)	3,155,652
NET ASSETS AT DECEMBER 31, 2015	13,171,250	321,970,300	273,014,519	6,182	137,660,329	81,310	3,307,550
Changes From Operations:
• Net investment income (loss)	145,955	(3,986,429)	254,301	1,079	(859,996)	1,423	14,165
• Net realized gain (loss) on investments	722,787	71,791,223	42,803,807	424	8,811,962	(430)	6,496
• Net change in unrealized appreciation or depreciation on investments	(88,047)	(43,457,913)	(16,817,740)	(1,374)	(5,567,369)	(1,056)	(31,611)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	780,695	24,346,881	26,240,368	129	2,384,597	(63)	(10,950)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,012,735	19,996,265	17,223,345	—	4,471,453	73,143	3,269,065
• Contract withdrawals and transfers to annuity reserves	(1,100,017)	(21,910,002)	(18,034,887)	(881)	(9,123,551)	(1,924)	(643,331)
• Contract transfers	3,332,650	4,131,166	5,449,802	51,648	(211,137)	(34,447)	1,315,661
	6,245,368	2,217,429	4,638,260	50,767	(4,863,235)	36,772	3,941,395
Annuity Reserves:
• Annuity Payments	—	(149,444)	(144,993)	—	(64,434)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(5,301)	(5,415)	—	(2,547)	—	—
	—	(154,745)	(150,408)	—	(66,981)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,245,368	2,062,684	4,487,852	50,767	(4,930,216)	36,772	3,941,395
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,026,063	26,409,565	30,728,220	50,896	(2,545,619)	36,709	3,930,445
NET ASSETS AT DECEMBER 31, 2016	$20,197,313	$348,379,865	$303,742,739	$57,078	$135,114,710	$118,019	$7,237,995

See accompanying notes.

	LVIP AQR Enhanced Global Strategies Fund Standard Class Subaccount	LVIP AQR Enhanced Global Strategies Fund Service Class Subaccount	LVIP Baron Growth Opportunities Fund Standard Class Subaccount	LVIP Baron Growth Opportunities Fund Service Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$14,825	$1,298,239	$524,975	$175,923,220	$351,615	$459,214,185
Changes From Operations:
• Net investment income (loss)	165	11,764	(2,385)	(2,889,968)	514	(132,510)
• Net realized gain (loss) on investments	57	(565)	40,979	21,270,927	(15,638)	1,458,132
• Net change in unrealized appreciation or depreciation on investments	—	(25,064)	(64,166)	(29,511,051)	(7,608)	(35,611,934)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	222	(13,865)	(25,572)	(11,130,092)	(22,732)	(34,286,312)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	1,155,976	395	10,221,044	6,172	106,590,849
• Contract withdrawals and transfers to annuity reserves	—	(20,133)	(11,602)	(13,953,011)	(8,867)	(27,477,927)
• Contract transfers	(820)	145,912	—	4,613,705	(215,710)	43,844,240
	(820)	1,281,755	(11,207)	881,738	(218,405)	122,957,162
Annuity Reserves:
• Annuity Payments	—	—	—	(20,922)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	369	—	—
	—	—	—	(20,553)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(820)	1,281,755	(11,207)	861,185	(218,405)	122,957,162
TOTAL INCREASE (DECREASE) IN NET ASSETS	(598)	1,267,890	(36,779)	(10,268,907)	(241,137)	88,670,850
NET ASSETS AT DECEMBER 31, 2015	14,227	2,566,129	488,196	165,654,313	110,478	547,885,035
Changes From Operations:
• Net investment income (loss)	(33)	(3,208)	2,195	(1,817,338)	5,418	1,341,237
• Net realized gain (loss) on investments	977	3,112	42,062	13,329,836	622	1,714,287
• Net change in unrealized appreciation or depreciation on investments	(795)	29,352	(11,475)	(6,058,489)	21,822	60,522,167
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	149	29,256	32,782	5,454,009	27,862	63,577,691
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	40,537	134,560	4,679,474	21,000	78,304,952
• Contract withdrawals and transfers to annuity reserves	—	(32,551)	(14,228)	(12,680,657)	(5,196)	(35,949,367)
• Contract transfers	(14,376)	(2,603,371)	—	(11,508,831)	220,726	87,943,294
	(14,376)	(2,595,385)	120,332	(19,510,014)	236,530	130,298,879
Annuity Reserves:
• Annuity Payments	—	—	—	(18,612)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	157	—	2,123
	—	—	—	(18,455)	—	2,123
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(14,376)	(2,595,385)	120,332	(19,528,469)	236,530	130,301,002
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,227)	(2,566,129)	153,114	(14,074,460)	264,392	193,878,693
NET ASSETS AT DECEMBER 31, 2016	$—	$—	$641,310	$151,579,853	$374,870	$741,763,728

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class Subaccount	LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund Standard Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$123,192	$166,516,334	$292,902	$753,659,786	$—	$500,779	$789,620,892
Changes From Operations:
• Net investment income (loss)	332	(190,027)	95	(8,505,629)	—	1,068	(3,305,236)
• Net realized gain (loss) on investments	(4,315)	(1,551,636)	9,968	36,999,496	—	(7,409)	(7,093,806)
• Net change in unrealized appreciation or depreciation on investments	(22,694)	(37,046,008)	(22,996)	(89,657,935)	—	(17,258)	(26,020,230)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,677)	(38,787,671)	(12,933)	(61,164,068)	—	(23,599)	(36,419,272)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	44,067	45,566,822	20,712	181,381,493	—	160,903	44,718,447
• Contract withdrawals and transfers to annuity reserves	(23,920)	(8,576,950)	(49,732)	(41,284,004)	—	(77,966)	(61,123,701)
• Contract transfers	22,762	48,199,579	4,336	72,706,343	—	93,692	4,507,548
	42,909	85,189,451	(24,684)	212,803,832	—	176,629	(11,897,706)
Annuity Reserves:
• Annuity Payments	—	—	—	(2,053)	—	—	(17,783)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	1,908	—	—	1,942
	—	—	—	(145)	—	—	(15,841)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	42,909	85,189,451	(24,684)	212,803,687	—	176,629	(11,913,547)
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,232	46,401,780	(37,617)	151,639,619	—	153,030	(48,332,819)
NET ASSETS AT DECEMBER 31, 2015	139,424	212,918,114	255,285	905,299,405	—	653,809	741,288,073
Changes From Operations:
• Net investment income (loss)	3,999	5,374,881	(883)	(8,932,719)	353,343	4,251	(6,121,168)
• Net realized gain (loss) on investments	(27,906)	(42,001,074)	(7,308)	(7,339,702)	(4,356)	(4,401)	(7,336,640)
• Net change in unrealized appreciation or depreciation on investments	34,659	48,743,340	13,031	23,566,061	(391,765)	19,536	25,302,796
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,752	12,117,147	4,840	7,293,640	(42,778)	19,386	11,844,988
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	3,479,747	18,750	59,002,775	20,871,675	134,931	20,267,724
• Contract withdrawals and transfers to annuity reserves	(26,764)	(10,518,369)	(105,067)	(52,801,633)	(555,298)	(82,168)	(62,178,626)
• Contract transfers	(123,412)	(217,996,639)	(13,854)	(8,311,442)	47,170,631	120,421	37,598,715
	(150,176)	(225,035,261)	(100,171)	(2,110,300)	67,487,008	173,184	(4,312,187)
Annuity Reserves:
• Annuity Payments	—	—	—	(3,785)	—	—	(17,615)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	123	—	—	(584)
	—	—	—	(3,662)	—	—	(18,199)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(150,176)	(225,035,261)	(100,171)	(2,113,962)	67,487,008	173,184	(4,330,386)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(139,424)	(212,918,114)	(95,331)	5,179,678	67,444,230	192,570	7,514,602
NET ASSETS AT DECEMBER 31, 2016	$—	$—	$159,954	$910,479,083	$67,444,230	$846,379	$748,802,675

See accompanying notes.

	LVIP BlackRock Multi-Asset Income Fund Standard Class Subaccount	LVIP BlackRock Multi-Asset Income Fund Service Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class Subaccount	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class Subaccount	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class Subaccount	LVIP Blended Core Equity Managed Volatility Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$207,896	$961,740	$—	$—	$—	$65,848
Changes From Operations:
• Net investment income (loss)	5,360	81,315	—	318	(98,208)	132
• Net realized gain (loss) on investments	(14,446)	(5,380)	—	(1)	(67,942)	152
• Net change in unrealized appreciation or depreciation on investments	(14,488)	(242,910)	—	(7,285)	(1,210,524)	(3,138)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(23,574)	(166,975)	—	(6,968)	(1,376,674)	(2,854)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	486,019	1,988,072	—	306,197	20,245,038	7,500
• Contract withdrawals and transfers to annuity reserves	(26,510)	(79,456)	—	(401)	(232,614)	(1,974)
• Contract transfers	(423,344)	820,736	—	5,732	8,011,964	460
	36,165	2,729,352	—	311,528	28,024,388	5,986
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	36,165	2,729,352	—	311,528	28,024,388	5,986
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,591	2,562,377	—	304,560	26,647,714	3,132
NET ASSETS AT DECEMBER 31, 2015	220,487	3,524,117	—	304,560	26,647,714	68,980
Changes From Operations:
• Net investment income (loss)	6,408	105,505	166,832	(875)	(345,721)	187
• Net realized gain (loss) on investments	(1,529)	(24,523)	56,521	(11,705)	1,288,501	(37)
• Net change in unrealized appreciation or depreciation on investments	10,298	169,439	1,144,476	7,285	1,210,524	5,249
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,177	250,421	1,367,829	(5,295)	2,153,304	5,399
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	53,274	2,771,682	29,603,818	103,020	2,691,032	—
• Contract withdrawals and transfers to annuity reserves	(25,212)	(371,412)	(1,619,560)	(13,667)	(1,540,971)	(1,934)
• Contract transfers	(6,538)	124,992	89,024,303	(388,618)	(29,951,079)	(2,175)
	21,524	2,525,262	117,008,561	(299,265)	(28,801,018)	(4,109)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	21,524	2,525,262	117,008,561	(299,265)	(28,801,018)	(4,109)
TOTAL INCREASE (DECREASE) IN NET ASSETS	36,701	2,775,683	118,376,390	(304,560)	(26,647,714)	1,290
NET ASSETS AT DECEMBER 31, 2016	$257,188	$6,299,800	$118,376,390	$—	$—	$70,270

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP Blended Core Equity Managed Volatility Fund Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund Standard Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund Service Class Subaccount	LVIP Clarion Global Real Estate Fund Standard Class Subaccount	LVIP Clarion Global Real Estate Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$61,310,738	$2,252,518	$234,535,641	$—	$248,098,513	$291,225	$105,950,000
Changes From Operations:
• Net investment income (loss)	(605,643)	(44,972)	(4,960,519)	—	(4,661,813)	7,828	1,292,927
• Net realized gain (loss) on investments	567,501	114,309	4,504,606	—	4,468,569	(58)	4,492,885
• Net change in unrealized appreciation or depreciation on investments	(6,166,554)	(83,481)	(1,972,554)	—	(19,661,006)	(12,334)	(9,214,021)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,204,696)	(14,144)	(2,428,467)	—	(19,854,250)	(4,564)	(3,428,209)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	45,223,172	23,163	82,790,158	—	45,614,075	21,221	10,545,918
• Contract withdrawals and transfers to annuity reserves	(3,484,071)	(168,010)	(16,824,634)	—	(13,822,556)	(1,545)	(9,030,631)
• Contract transfers	25,864,745	238,029	60,149,435	—	25,576,693	428	1,614,003
	67,603,846	93,182	126,114,959	—	57,368,212	20,104	3,129,290
Annuity Reserves:
• Annuity Payments	—	—	—	—	(3,683)	—	(7,196)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	1,894	—	206
	—	—	—	—	(1,789)	—	(6,990)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	67,603,846	93,182	126,114,959	—	57,366,423	20,104	3,122,300
TOTAL INCREASE (DECREASE) IN NET ASSETS	61,399,150	79,038	123,686,492	—	37,512,173	15,540	(305,909)
NET ASSETS AT DECEMBER 31, 2015	122,709,888	2,331,556	358,222,133	—	285,610,686	306,765	105,644,091
Changes From Operations:
• Net investment income (loss)	(667,361)	(32,189)	(5,585,840)	(486)	(5,153,778)	12,011	2,298,356
• Net realized gain (loss) on investments	(65,661)	93,618	3,010,128	1,791	6,246,295	878	2,906,371
• Net change in unrealized appreciation or depreciation on investments	12,261,337	(132,995)	(6,743,741)	3,878	(1,146,337)	(9,849)	(5,718,165)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,528,315	(71,566)	(9,319,453)	5,183	(53,820)	3,040	(513,438)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	46,088,222	27,246	64,257,766	62,734	44,300,552	43,422	5,415,493
• Contract withdrawals and transfers to annuity reserves	(8,393,691)	(176,890)	(23,262,487)	(96)	(18,025,978)	(1,846)	(8,601,683)
• Contract transfers	42,907,604	161,574	53,539,426	11,668	129,305,103	(27,788)	(3,518,156)
	80,602,135	11,930	94,534,705	74,306	155,579,677	13,788	(6,704,346)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(5,086)	—	(11,212)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	78	—	(2,460)
	—	—	—	—	(5,008)	—	(13,672)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	80,602,135	11,930	94,534,705	74,306	155,574,669	13,788	(6,718,018)
TOTAL INCREASE (DECREASE) IN NET ASSETS	92,130,450	(59,636)	85,215,252	79,489	155,520,849	16,828	(7,231,456)
NET ASSETS AT DECEMBER 31, 2016	$214,840,338	$2,271,920	$443,437,385	$79,489	$441,131,535	$323,593	$98,412,635

See accompanying notes.

	LVIP ClearBridge Large Cap Managed Volatility Fund Service Class Subaccount	LVIP Delaware Bond Fund Standard Class Subaccount	LVIP Delaware Bond Fund Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund Service Class Subaccount	LVIP Delaware Foundation Aggressive Allocation Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$—	$106,592,128	$2,647,516,142	$1,279,012	$751,796,586	$6,233,953
Changes From Operations:
• Net investment income (loss)	54,370	576,796	19,341,518	12,852	(2,827,452)	(7,695)
• Net realized gain (loss) on investments	(52,002)	1,129,290	10,903,065	(2,462)	(1,373,779)	434,870
• Net change in unrealized appreciation or depreciation on investments	(1,316,219)	(2,941,189)	(68,948,713)	(36,264)	(15,768,349)	(557,060)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,313,851)	(1,235,103)	(38,704,130)	(25,874)	(19,969,580)	(129,885)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	39,964,677	1,501,589	298,080,282	578,785	55,202,276	13,437
• Contract withdrawals and transfers to annuity reserves	(510,662)	(13,286,997)	(221,078,319)	(106,057)	(50,715,728)	(1,084,176)
• Contract transfers	12,594,791	611,493	137,885,082	23,559	(13,157,067)	(219,498)
	52,048,806	(11,173,915)	214,887,045	496,287	(8,670,519)	(1,290,237)
Annuity Reserves:
• Annuity Payments	—	(41,054)	(75,372)	—	(1,133)	(3,708)
• Receipt (reimbursement) of mortality guarantee adjustments	—	13,077	2,189	—	(208)	1
	—	(27,977)	(73,183)	—	(1,341)	(3,707)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	52,048,806	(11,201,892)	214,813,862	496,287	(8,671,860)	(1,293,944)
TOTAL INCREASE (DECREASE) IN NET ASSETS	50,734,955	(12,436,995)	176,109,732	470,413	(28,641,440)	(1,423,829)
NET ASSETS AT DECEMBER 31, 2015	50,734,955	94,155,133	2,823,625,874	1,749,425	723,155,146	4,810,124
Changes From Operations:
• Net investment income (loss)	(513,440)	846,373	31,704,830	(15,220)	(11,832,951)	(2,138)
• Net realized gain (loss) on investments	1,549,984	1,625,306	37,354,250	(15,316)	(2,968,380)	448,096
• Net change in unrealized appreciation or depreciation on investments	1,033,286	(1,406,880)	(46,800,327)	46,321	16,655,550	(275,883)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,069,830	1,064,799	22,258,753	15,785	1,854,219	170,075
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	14,098,902	677,316	247,817,075	180,488	21,707,015	7,650
• Contract withdrawals and transfers to annuity reserves	(3,076,428)	(10,756,623)	(230,845,148)	(97,559)	(54,143,639)	(570,194)
• Contract transfers	19,059,296	(558,746)	197,220,596	(501,303)	8,543,091	8,133
	30,081,770	(10,638,053)	214,192,523	(418,374)	(23,893,533)	(554,411)
Annuity Reserves:
• Annuity Payments	—	(47,393)	(98,381)	—	(1,303)	(3,459)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(16,642)	(4,514)	—	(531)	10
	—	(64,035)	(102,895)	—	(1,834)	(3,449)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	30,081,770	(10,702,088)	214,089,628	(418,374)	(23,895,367)	(557,860)
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,151,600	(9,637,289)	236,348,381	(402,589)	(22,041,148)	(387,785)
NET ASSETS AT DECEMBER 31, 2016	$82,886,555	$84,517,844	$3,059,974,255	$1,346,836	$701,113,998	$4,422,339

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP Delaware Foundation Aggressive Allocation Fund Service Class Subaccount	LVIP Delaware Social Awareness Fund Standard Class Subaccount	LVIP Delaware Social Awareness Fund Service Class Subaccount	LVIP Delaware Special Opportunities Fund Service Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund Standard Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund Service Class Subaccount	LVIP Dimensional International Core Equity Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$18,532,982	$9,350,606	$64,510,306	$51,324,683	$2,731,923	$171,228,521	$—
Changes From Operations:
• Net investment income (loss)	(73,726)	(23,358)	(336,126)	(347,527)	4,179	(1,805,117)	2,571
• Net realized gain (loss) on investments	1,424,926	1,503,950	10,224,078	4,653,138	(18,034)	(770,103)	(1,066)
• Net change in unrealized appreciation or depreciation on investments	(1,860,758)	(1,679,596)	(11,484,361)	(5,127,655)	(39,910)	(12,929,778)	(1,508)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(509,558)	(199,004)	(1,596,409)	(822,044)	(53,765)	(15,504,998)	(3)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	110,448	109,189	4,135,107	2,286,801	57,543	50,633,979	106,150
• Contract withdrawals and transfers to annuity reserves	(2,375,565)	(928,038)	(6,685,943)	(3,979,943)	(43,684)	(10,442,061)	(128)
• Contract transfers	(981,059)	(140,730)	212,948	1,857,080	(897,394)	38,648,639	235,322
	(3,246,176)	(959,579)	(2,337,888)	163,938	(883,535)	78,840,557	341,344
Annuity Reserves:
• Annuity Payments	—	(12,450)	(153)	(1,015)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1,938	—	8	—	—	—
	—	(10,512)	(153)	(1,007)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,246,176)	(970,091)	(2,338,041)	162,931	(883,535)	78,840,557	341,344
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,755,734)	(1,169,095)	(3,934,450)	(659,113)	(937,300)	63,335,559	341,341
NET ASSETS AT DECEMBER 31, 2015	14,777,248	8,181,511	60,575,856	50,665,570	1,794,623	234,564,080	341,341
Changes From Operations:
• Net investment income (loss)	(52,154)	(10,378)	(244,482)	(106,204)	20,481	1,268,317	20,624
• Net realized gain (loss) on investments	1,259,897	1,137,503	7,576,796	7,963,222	(32,117)	245,048	(23)
• Net change in unrealized appreciation or depreciation on investments	(735,356)	(783,985)	(4,773,577)	1,433,242	11,815	(287,727)	15,255
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	472,387	343,140	2,558,737	9,290,260	179	1,225,638	35,856
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	92,615	39,611	1,509,178	1,721,486	13,440	22,050,132	601,859
• Contract withdrawals and transfers to annuity reserves	(1,567,702)	(658,125)	(5,654,730)	(4,017,715)	(25,871)	(12,925,490)	(5,580)
• Contract transfers	(602,607)	(447,886)	(1,443,376)	1,896,651	(441,660)	10,458,457	525,656
	(2,077,694)	(1,066,400)	(5,588,928)	(399,578)	(454,091)	19,583,099	1,121,935
Annuity Reserves:
• Annuity Payments	—	(8,082)	(278)	(987)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	66	—	12	—	—	—
	—	(8,016)	(278)	(975)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,077,694)	(1,074,416)	(5,589,206)	(400,553)	(454,091)	19,583,099	1,121,935
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,605,307)	(731,276)	(3,030,469)	8,889,707	(453,912)	20,808,737	1,157,791
NET ASSETS AT DECEMBER 31, 2016	$13,171,941	$7,450,235	$57,545,387	$59,555,277	$1,340,711	$255,372,817	$1,499,132

See accompanying notes.

	LVIP Dimensional International Core Equity Fund Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund Service Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund Service Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$—	$—	$42,493,002	$—	$—	$4,813,792
Changes From Operations:
• Net investment income (loss)	15,108	14,535	(161,690)	4,053	4,380	25,707
• Net realized gain (loss) on investments	(60,505)	42,206	6,931,330	1,705	(50,782)	65,308
• Net change in unrealized appreciation or depreciation on investments	(192,093)	(47,832)	(8,344,224)	4,600	(152,281)	(496,515)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(237,490)	8,909	(1,574,584)	10,358	(198,683)	(405,500)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,226,771	803,320	2,976,544	189,925	1,057,800	663,787
• Contract withdrawals and transfers to annuity reserves	(55,428)	(628)	(4,406,003)	(166)	(35,081)	(69,661)
• Contract transfers	3,432,738	130,731	150,268	316,756	2,661,740	(564,753)
	5,604,081	933,423	(1,279,191)	506,515	3,684,459	29,373
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,604,081	933,423	(1,279,191)	506,515	3,684,459	29,373
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,366,591	942,332	(2,853,775)	516,873	3,485,776	(376,127)
NET ASSETS AT DECEMBER 31, 2015	5,366,591	942,332	39,639,227	516,873	3,485,776	4,437,665
Changes From Operations:
• Net investment income (loss)	59,245	17,821	(108,750)	11,283	24,713	17,817
• Net realized gain (loss) on investments	(14,083)	493,953	16,648,190	9,792	85,965	302,418
• Net change in unrealized appreciation or depreciation on investments	335,715	(359,488)	(11,119,214)	122,650	1,010,897	66,793
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	380,877	152,286	5,420,226	143,725	1,121,575	387,028
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,437,711	265,922	3,255,758	314,622	2,205,713	102,102
• Contract withdrawals and transfers to annuity reserves	(652,201)	(5,820)	(3,583,094)	(3,529)	(1,286,537)	(38,928)
• Contract transfers	3,770,714	222,012	7,901,095	296,185	9,529,681	(1,433,832)
	4,556,224	482,114	7,573,759	607,278	10,448,857	(1,370,658)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,556,224	482,114	7,573,759	607,278	10,448,857	(1,370,658)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,937,101	634,400	12,993,985	751,003	11,570,432	(983,630)
NET ASSETS AT DECEMBER 31, 2016	$10,303,692	$1,576,732	$52,633,212	$1,267,876	$15,056,208	$3,454,035

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund Standard Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund Service Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund Standard Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$300,277,840	$4,935,666	$338,067,481	$593,312,037	$591,623	$19,769	$87,998,782
Changes From Operations:
• Net investment income (loss)	(2,164,993)	29,451	(674,069)	(2,670,211)	7,043	161	1,785,375
• Net realized gain (loss) on investments	2,814,611	5,856	289,101	2,289,040	10,156	(399)	(270,017)
• Net change in unrealized appreciation or depreciation on investments	(36,277,354)	(46,664)	(6,230,312)	(69,574,467)	(105,421)	(680)	(16,422,731)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(35,627,736)	(11,357)	(6,615,280)	(69,955,638)	(88,222)	(918)	(14,907,373)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	77,146,306	469,149	61,108,339	157,811,229	1,514,807	6	74,763,968
• Contract withdrawals and transfers to annuity reserves	(17,282,291)	(476,364)	(21,920,407)	(36,753,493)	(9,977)	(10,055)	(5,433,848)
• Contract transfers	54,147,078	(1,402,927)	38,160,691	39,554,880	75,481	872	24,221,489
	114,011,093	(1,410,142)	77,348,623	160,612,616	1,580,311	(9,177)	93,551,609
Annuity Reserves:
• Annuity Payments	—	—	(556)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(431)	—	—	—	—
	—	—	(987)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	114,011,093	(1,410,142)	77,347,636	160,612,616	1,580,311	(9,177)	93,551,609
TOTAL INCREASE (DECREASE) IN NET ASSETS	78,383,357	(1,421,499)	70,732,356	90,656,978	1,492,089	(10,095)	78,644,236
NET ASSETS AT DECEMBER 31, 2015	378,661,197	3,514,167	408,799,837	683,969,015	2,083,712	9,674	166,643,018
Changes From Operations:
• Net investment income (loss)	(2,124,279)	61,749	(722,439)	(2,278,673)	(8,848)	203	2,017,393
• Net realized gain (loss) on investments	36,532,521	1,809	633,124	(7,135,923)	(30,408)	(766)	1,692,067
• Net change in unrealized appreciation or depreciation on investments	4,914,808	(45,780)	(410,182)	15,483,363	30,099	1,643	16,890,441
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,323,050	17,778	(499,497)	6,068,767	(9,157)	1,080	20,599,901
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	47,264,364	593,624	38,965,967	65,572,647	133,724	—	52,503,201
• Contract withdrawals and transfers to annuity reserves	(23,769,612)	(128,714)	(33,775,995)	(39,317,724)	(88,330)	(132)	(10,889,342)
• Contract transfers	55,925,951	1,446,715	59,993,262	8,994,145	6,725	(286)	29,719,928
	79,420,703	1,911,625	65,183,234	35,249,068	52,119	(418)	71,333,787
Annuity Reserves:
• Annuity Payments	—	—	(2,028)	(223)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(545)	—	—	—
	—	—	(2,028)	(768)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	79,420,703	1,911,625	65,181,206	35,248,300	52,119	(418)	71,333,787
TOTAL INCREASE (DECREASE) IN NET ASSETS	118,743,753	1,929,403	64,681,709	41,317,067	42,962	662	91,933,688
NET ASSETS AT DECEMBER 31, 2016	$497,404,950	$5,443,570	$473,481,546	$725,286,082	$2,126,674	$10,336	$258,576,706

See accompanying notes.

	LVIP Global Conservative Allocation Managed Risk Fund Standard Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund Service Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund Service Class Subaccount	LVIP Global Income Fund Standard Class Subaccount	LVIP Global Income Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$33,410	$1,231,323,568	$4,067,734	$8,257,330,275	$—	$586,449,226
Changes From Operations:
• Net investment income (loss)	2,094	2,268,418	53,284	19,271,683	(8)	8,099,396
• Net realized gain (loss) on investments	922	29,384,579	9,929	33,370,299	—	3,320,277
• Net change in unrealized appreciation or depreciation on investments	(6,185)	(82,001,151)	(261,489)	(538,947,893)	66	(35,721,281)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,169)	(50,348,154)	(198,276)	(486,305,911)	58	(24,301,608)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	77,074	99,941,932	31,502	846,405,327	52,975	60,434,568
• Contract withdrawals and transfers to annuity reserves	(542)	(103,625,897)	(332,858)	(431,893,769)	—	(40,513,707)
• Contract transfers	6,925	66,996,899	434,210	222,740,934	—	17,107,970
	83,457	63,312,934	132,854	637,252,492	52,975	37,028,831
Annuity Reserves:
• Annuity Payments	—	(2,545)	—	(2,332)	—	(32,981)
• Receipt (reimbursement) of mortality guarantee adjustments	—	(4)	—	(1)	—	(431)
	—	(2,549)	—	(2,333)	—	(33,412)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	83,457	63,310,385	132,854	637,250,159	52,975	36,995,419
TOTAL INCREASE (DECREASE) IN NET ASSETS	80,288	12,962,231	(65,422)	150,944,248	53,033	12,693,811
NET ASSETS AT DECEMBER 31, 2015	113,698	1,244,285,799	4,002,312	8,408,274,523	53,033	599,143,037
Changes From Operations:
• Net investment income (loss)	2,885	3,395,881	50,713	14,190,678	(1,622)	(9,714,796)
• Net realized gain (loss) on investments	3,312	24,578,959	(493)	13,350,811	2,594	(981,694)
• Net change in unrealized appreciation or depreciation on investments	1,105	10,213,318	108,205	210,948,115	(9,201)	2,184,123
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,302	38,188,158	158,425	238,489,604	(8,229)	(8,512,367)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	49,501,176	23	244,353,868	578,640	24,796,171
• Contract withdrawals and transfers to annuity reserves	(45,529)	(109,799,431)	(150,746)	(466,038,614)	(2,134)	(41,469,325)
• Contract transfers	99,994	33,337,383	355	(218,419,014)	882	20,282,941
	54,465	(26,960,872)	(150,368)	(440,103,760)	577,388	3,609,787
Annuity Reserves:
• Annuity Payments	—	(3,706)	—	(1,938)	—	(32,740)
• Receipt (reimbursement) of mortality guarantee adjustments	—	1,991	—	1,958	—	(1,694)
	—	(1,715)	—	20	—	(34,434)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	54,465	(26,962,587)	(150,368)	(440,103,740)	577,388	3,575,353
TOTAL INCREASE (DECREASE) IN NET ASSETS	61,767	11,225,571	8,057	(201,614,136)	569,159	(4,937,014)
NET ASSETS AT DECEMBER 31, 2016	$175,465	$1,255,511,370	$4,010,369	$8,206,660,387	$622,192	$594,206,023

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP Global Moderate Allocation Managed Risk Fund Standard Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund Service Class Subaccount	LVIP Goldman Sachs Income Builder Fund Standard Class Subaccount	LVIP Goldman Sachs Income Builder Fund Service Class Subaccount	LVIP Government Money Market Fund Standard Class Subaccount	LVIP Government Money Market Fund Service Class Subaccount	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$583,356	$6,543,502,598	$20,030	$589,544	$32,987,039	$261,892,224	$30,368,858
Changes From Operations:
• Net investment income (loss)	6,745	16,348,830	574	60,282	(479,947)	(4,034,699)	473,756
• Net realized gain (loss) on investments	(150)	46,430,032	(25)	(9,598)	—	—	(88,085)
• Net change in unrealized appreciation or depreciation on investments	(37,709)	(423,345,524)	(1,401)	(182,664)	—	—	(6,523,110)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(31,114)	(360,566,662)	(852)	(131,980)	(479,947)	(4,034,699)	(6,137,439)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	46,757	667,555,620	—	655,688	531,489	51,835,758	65,735,181
• Contract withdrawals and transfers to annuity reserves	(80,059)	(433,031,145)	—	(165,348)	(15,675,715)	(124,086,372)	(2,773,825)
• Contract transfers	248,230	206,643,024	4	1,519,644	11,462,841	58,127,138	24,932,916
	214,928	441,167,499	4	2,009,984	(3,681,385)	(14,123,476)	87,894,272
Annuity Reserves:
• Annuity Payments	—	(35,395)	—	—	(5,517)	(16,801)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	2,149	—	—	2,952	253	—
	—	(33,246)	—	—	(2,565)	(16,548)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	214,928	441,134,253	4	2,009,984	(3,683,950)	(14,140,024)	87,894,272
TOTAL INCREASE (DECREASE) IN NET ASSETS	183,814	80,567,591	(848)	1,878,004	(4,163,897)	(18,174,723)	81,756,833
NET ASSETS AT DECEMBER 31, 2015	767,170	6,624,070,189	19,182	2,467,548	28,823,142	243,717,501	112,125,691
Changes From Operations:
• Net investment income (loss)	5,974	3,575,128	829	77,733	(460,355)	(4,093,268)	(984,683)
• Net realized gain (loss) on investments	5,788	94,546,065	(151)	(22,853)	—	—	2,859,989
• Net change in unrealized appreciation or depreciation on investments	15,490	65,734,214	1,317	200,936	—	—	15,150,810
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,252	163,855,407	1,995	255,816	(460,355)	(4,093,268)	17,026,116
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	25,501	250,453,417	15,274	1,486,760	2,309,355	25,690,477	60,889,322
• Contract withdrawals and transfers to annuity reserves	(39,628)	(449,025,570)	(330)	(70,092)	(9,541,595)	(115,359,862)	(8,782,420)
• Contract transfers	74,375	(77,167,756)	(6,899)	(215,510)	5,198,922	71,342,641	71,461,852
	60,248	(275,739,909)	8,045	1,201,158	(2,033,318)	(18,326,744)	123,568,754
Annuity Reserves:
• Annuity Payments	—	(31,012)	—	—	(4,468)	(17,325)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	2,349	—	—	638	152	—
	—	(28,663)	—	—	(3,830)	(17,173)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	60,248	(275,768,572)	8,045	1,201,158	(2,037,148)	(18,343,917)	123,568,754
TOTAL INCREASE (DECREASE) IN NET ASSETS	87,500	(111,913,165)	10,040	1,456,974	(2,497,503)	(22,437,185)	140,594,870
NET ASSETS AT DECEMBER 31, 2016	$854,670	$6,512,157,024	$29,222	$3,924,522	$26,325,639	$221,280,316	$252,720,561

See accompanying notes.

	LVIP Invesco Select Equity Managed Volatility Fund Standard Class Subaccount	LVIP Invesco Select Equity Managed Volatility Fund Service Class Subaccount	LVIP JPMorgan High Yield Fund Standard Class Subaccount	LVIP JPMorgan High Yield Fund Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$79,229	$69,143,345	$—	$145,022,804	$80,064	$305,870,193
Changes From Operations:
• Net investment income (loss)	486	119,896	1,750	5,077,274	216	(3,979,245)
• Net realized gain (loss) on investments	(160)	(348,950)	173	(50,863)	(74)	2,260,890
• Net change in unrealized appreciation or depreciation on investments	(7,724)	(11,040,758)	(4,312)	(13,819,698)	(20,884)	(35,987,526)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,398)	(11,269,812)	(2,389)	(8,793,287)	(20,742)	(37,705,881)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	37,687,156	36,538	13,073,849	156,577	86,798,881
• Contract withdrawals and transfers to annuity reserves	(2,697)	(3,503,463)	—	(11,184,944)	(41,228)	(19,008,326)
• Contract transfers	4,136	20,929,915	367	6,537,318	28,008	50,952,937
	1,439	55,113,608	36,905	8,426,223	143,357	118,743,492
Annuity Reserves:
• Annuity Payments	—	—	—	(11,083)	—	(4,196)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(6)	—	188
	—	—	—	(11,089)	—	(4,008)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,439	55,113,608	36,905	8,415,134	143,357	118,739,484
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,959)	43,843,796	34,516	(378,153)	122,615	81,033,603
NET ASSETS AT DECEMBER 31, 2015	73,270	112,987,141	34,516	144,644,651	202,679	386,903,796
Changes From Operations:
• Net investment income (loss)	(141)	(1,129,898)	6,765	6,142,757	(76)	(4,863,746)
• Net realized gain (loss) on investments	(533)	(1,350,182)	(75)	(1,625,716)	(2,087)	1,293,611
• Net change in unrealized appreciation or depreciation on investments	4,476	7,921,630	3,710	12,396,752	28,311	40,047,751
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,802	5,441,550	10,400	16,913,793	26,148	36,477,616
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	7,917,385	—	8,901,042	73,750	82,112,328
• Contract withdrawals and transfers to annuity reserves	(2,537)	(6,093,015)	(1,224)	(11,596,018)	(40,232)	(23,599,088)
• Contract transfers	(886)	5,665,934	91,655	13,096,543	(1,336)	46,897,475
	(3,423)	7,490,304	90,431	10,401,567	32,182	105,410,715
Annuity Reserves:
• Annuity Payments	—	—	—	(11,441)	—	(3,813)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(218)	—	122
	—	—	—	(11,659)	—	(3,691)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,423)	7,490,304	90,431	10,389,908	32,182	105,407,024
TOTAL INCREASE (DECREASE) IN NET ASSETS	379	12,931,854	100,831	27,303,701	58,330	141,884,640
NET ASSETS AT DECEMBER 31, 2016	$73,649	$125,918,995	$135,347	$171,948,352	$261,009	$528,788,436

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP Managed Risk Profile 2010 Fund Service Class Subaccount	LVIP Managed Risk Profile 2020 Fund Service Class Subaccount	LVIP Managed Risk Profile 2030 Fund Service Class Subaccount	LVIP Managed Risk Profile 2040 Fund Service Class Subaccount	LVIP MFS International Growth Fund Standard Class Subaccount	LVIP MFS International Growth Fund Service Class Subaccount	LVIP MFS International Equity Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$5,629,418	$14,457,969	$7,396,794	$6,008,028	$9,625	$152,281,315	$87,740,296
Changes From Operations:
• Net investment income (loss)	(6,931)	(32,238)	(18,778)	(14,411)	171	(570,848)	(1,109,383)
• Net realized gain (loss) on investments	479,111	1,102,289	644,427	564,573	(295)	3,202,275	(374,600)
• Net change in unrealized appreciation or depreciation on investments	(656,035)	(1,549,168)	(925,970)	(840,695)	(64)	(2,828,282)	(4,787,126)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(183,855)	(479,117)	(300,321)	(290,533)	(188)	(196,855)	(6,271,109)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	35,041	23,291	6,915	122,283	25,208	8,721,206	47,826,008
• Contract withdrawals and transfers to annuity reserves	(862,127)	(1,879,051)	(339,766)	(405,687)	(1,418)	(12,661,278)	(5,559,609)
• Contract transfers	201,433	(1,335,976)	(523,248)	31,864	(11,414)	3,325,665	45,429,711
	(625,653)	(3,191,736)	(856,099)	(251,540)	12,376	(614,407)	87,696,110
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(1,682)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	16	—
	—	—	—	—	—	(1,666)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(625,653)	(3,191,736)	(856,099)	(251,540)	12,376	(616,073)	87,696,110
TOTAL INCREASE (DECREASE) IN NET ASSETS	(809,508)	(3,670,853)	(1,156,420)	(542,073)	12,188	(812,928)	81,425,001
NET ASSETS AT DECEMBER 31, 2015	4,819,910	10,787,116	6,240,374	5,465,955	21,813	151,468,387	169,165,297
Changes From Operations:
• Net investment income (loss)	10,380	13,332	(11,707)	(22,236)	356	17,206	(997,641)
• Net realized gain (loss) on investments	249,602	426,845	268,454	267,988	651	1,708,538	(1,383,260)
• Net change in unrealized appreciation or depreciation on investments	(139,005)	(193,002)	(169,022)	(167,945)	(213)	(1,248,489)	(3,427,852)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	120,977	247,175	87,725	77,807	794	477,255	(5,808,753)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	26,058	36,815	15,472	59,589	—	4,761,859	22,932,119
• Contract withdrawals and transfers to annuity reserves	(376,381)	(829,045)	(707,444)	(253,114)	—	(11,136,718)	(9,814,871)
• Contract transfers	565,732	121,924	(617,932)	(1,406,823)	8,176	5,898,283	21,779,111
	215,409	(670,306)	(1,309,904)	(1,600,348)	8,176	(476,576)	34,896,359
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(1,570)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	21	—
	—	—	—	—	—	(1,549)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	215,409	(670,306)	(1,309,904)	(1,600,348)	8,176	(478,125)	34,896,359
TOTAL INCREASE (DECREASE) IN NET ASSETS	336,386	(423,131)	(1,222,179)	(1,522,541)	8,970	(870)	29,087,606
NET ASSETS AT DECEMBER 31, 2016	$5,156,296	$10,363,985	$5,018,195	$3,943,414	$30,783	$151,467,517	$198,252,903

See accompanying notes.

	LVIP MFS Value Fund Standard Class Subaccount	LVIP MFS Value Fund Service Class Subaccount	LVIP Mondrian International Value Fund Standard Class Subaccount	LVIP Mondrian International Value Fund Service Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$6,835	$879,626,819	$15,332,417	$301,725,103	$—	$5,056,784
Changes From Operations:
• Net investment income (loss)	149	5,241,391	156,966	3,989,433	—	(4,779)
• Net realized gain (loss) on investments	215	57,682,822	183,214	2,233,478	—	(78,000)
• Net change in unrealized appreciation or depreciation on investments	(429)	(79,180,851)	(1,010,267)	(20,718,328)	—	(1,634,552)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(65)	(16,256,638)	(670,087)	(14,495,417)	—	(1,717,331)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,806	34,029,365	79,617	7,185,519	—	6,157,003
• Contract withdrawals and transfers to annuity reserves	—	(69,228,785)	(1,824,584)	(28,607,663)	—	(462,663)
• Contract transfers	150	(4,210,771)	(278,661)	12,895,740	—	9,991,311
	1,956	(39,410,191)	(2,023,628)	(8,526,404)	—	15,685,651
Annuity Reserves:
• Annuity Payments	—	(54,790)	(6,079)	(4,605)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(88)	1,407	610	—	—
	—	(54,878)	(4,672)	(3,995)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,956	(39,465,069)	(2,028,300)	(8,530,399)	—	15,685,651
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,891	(55,721,707)	(2,698,387)	(23,025,816)	—	13,968,320
NET ASSETS AT DECEMBER 31, 2015	8,726	823,905,112	12,634,030	278,699,287	—	19,025,104
Changes From Operations:
• Net investment income (loss)	849	4,488,733	140,417	3,637,939	2,441	(41,201)
• Net realized gain (loss) on investments	665	70,698,027	302,584	6,929,716	5	(197,831)
• Net change in unrealized appreciation or depreciation on investments	544	25,463,704	(206,651)	(3,920,723)	4,256	1,269,746
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,058	100,650,464	236,350	6,646,932	6,702	1,030,714
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	36,232	22,707,053	205,339	4,684,524	176,718	4,447,399
• Contract withdrawals and transfers to annuity reserves	(55)	(64,621,030)	(1,274,189)	(23,926,226)	—	(1,153,597)
• Contract transfers	1,574	(6,865,802)	(239,927)	6,330,030	—	4,212,188
	37,751	(48,779,779)	(1,308,777)	(12,911,672)	176,718	7,505,990
Annuity Reserves:
• Annuity Payments	—	(57,787)	(3,624)	(5,001)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(799)	258	(145)	—	—
	—	(58,586)	(3,366)	(5,146)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	37,751	(48,838,365)	(1,312,143)	(12,916,818)	176,718	7,505,990
TOTAL INCREASE (DECREASE) IN NET ASSETS	39,809	51,812,099	(1,075,793)	(6,269,886)	183,420	8,536,704
NET ASSETS AT DECEMBER 31, 2016	$48,535	$875,717,211	$11,558,237	$272,429,401	$183,420	$27,561,808

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP PIMCO Low Duration Bond Fund Standard Class Subaccount	LVIP PIMCO Low Duration Bond Fund Service Class Subaccount	LVIP Select Core Equity Managed Volatility Fund Standard Class Subaccount	LVIP Select Core Equity Managed Volatility Fund Service Class Subaccount	LVIP SSGA Bond Index Fund Standard Class Subaccount	LVIP SSGA Bond Index Fund Service Class Subaccount	LVIP SSGA Conservative Index Allocation Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$84,091	$53,458,550	$436,118	$270,309,819	$423,147	$981,948,234	$61,012,308
Changes From Operations:
• Net investment income (loss)	15,296	56,513	7,095	(709,830)	14,380	5,047,310	135,632
• Net realized gain (loss) on investments	4,914	649,517	(9,767)	118,044	—	5,252,822	993,827
• Net change in unrealized appreciation or depreciation on investments	(15,490)	(1,665,428)	(15,460)	(27,197,179)	(19,052)	(26,628,275)	(2,949,137)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,720	(959,398)	(18,132)	(27,788,965)	(4,672)	(16,328,143)	(1,819,678)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,106,112	78,335,706	446,613	96,635,423	96,921	34,508,773	3,983,146
• Contract withdrawals and transfers to annuity reserves	(6,529)	(16,330,525)	(57,114)	(15,131,320)	(13,737)	(89,003,345)	(6,183,901)
• Contract transfers	323,842	105,561,347	(186,093)	88,214,689	240,137	23,348,127	7,291,015
	1,423,425	167,566,528	203,406	169,718,792	323,321	(31,146,445)	5,090,260
Annuity Reserves:
• Annuity Payments	—	—	—	(1,462)	—	(78,282)	(2,525)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	1,942	—	(14,535)	(4)
	—	—	—	480	—	(92,817)	(2,529)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,423,425	167,566,528	203,406	169,719,272	323,321	(31,239,262)	5,087,731
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,428,145	166,607,130	185,274	141,930,307	318,649	(47,567,405)	3,268,053
NET ASSETS AT DECEMBER 31, 2015	1,512,236	220,065,680	621,392	412,240,126	741,796	934,380,829	64,280,361
Changes From Operations:
• Net investment income (loss)	51,385	(205,394)	(553)	(3,877,898)	15,237	3,538,097	132,088
• Net realized gain (loss) on investments	10,129	867,371	(9,773)	(1,799,876)	73	4,278,167	1,189,035
• Net change in unrealized appreciation or depreciation on investments	(5,537)	1,417,357	19,276	24,968,290	(5,548)	(6,008,706)	1,029,934
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,977	2,079,334	8,950	19,290,516	9,762	1,807,558	2,351,057
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,050,183	70,439,661	154,549	16,365,647	102,975	28,365,956	2,541,842
• Contract withdrawals and transfers to annuity reserves	(261,252)	(39,018,020)	(5,015)	(22,385,899)	(13,401)	(95,895,103)	(7,557,416)
• Contract transfers	1,972,785	101,337,310	(574,029)	(9,144,704)	296,479	104,706,269	7,179,506
	2,761,716	132,758,951	(424,495)	(15,164,956)	386,053	37,177,122	2,163,932
Annuity Reserves:
• Annuity Payments	—	(1,175)	—	(3,377)	—	(77,503)	(2,364)
• Receipt (reimbursement) of mortality guarantee adjustments	—	1,702	—	85	—	16	(1)
	—	527	—	(3,292)	—	(77,487)	(2,365)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,761,716	132,759,478	(424,495)	(15,168,248)	386,053	37,099,635	2,161,567
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,817,693	134,838,812	(415,545)	4,122,268	395,815	38,907,193	4,512,624
NET ASSETS AT DECEMBER 31, 2016	$4,329,929	$354,904,492	$205,847	$416,362,394	$1,137,611	$973,288,022	$68,792,985

See accompanying notes.

	LVIP SSGA Conservative Structured Allocation Fund Standard Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund Service Class Subaccount	LVIP SSGA Developed International 150 Fund Standard Class Subaccount	LVIP SSGA Developed International 150 Fund Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund Standard Class Subaccount	LVIP SSGA Emerging Markets 100 Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$166,185	$189,999,017	$253,336	$145,571,689	$462,463	$169,702,676
Changes From Operations:
• Net investment income (loss)	13,032	1,202,234	6,922	1,493,194	19,289	4,280,318
• Net realized gain (loss) on investments	4,133	3,831,422	24,050	15,713,376	(5,765)	(2,243,821)
• Net change in unrealized appreciation or depreciation on investments	(36,326)	(11,868,969)	(47,436)	(25,893,616)	(100,241)	(33,591,341)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,161)	(6,835,313)	(16,464)	(8,687,046)	(86,717)	(31,554,844)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	109,489	13,061,447	49,320	5,892,793	105,011	6,869,772
• Contract withdrawals and transfers to annuity reserves	(25,000)	(17,823,151)	(9,756)	(12,177,889)	(12,635)	(13,534,545)
• Contract transfers	329,946	(1,199,681)	8,556	6,112,971	46,687	21,720,251
	414,435	(5,961,385)	48,120	(172,125)	139,063	15,055,478
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(1,971)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	175	—	130
	—	—	—	175	—	(1,841)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	414,435	(5,961,385)	48,120	(171,950)	139,063	15,053,637
TOTAL INCREASE (DECREASE) IN NET ASSETS	395,274	(12,796,698)	31,656	(8,858,996)	52,346	(16,501,207)
NET ASSETS AT DECEMBER 31, 2015	561,459	177,202,319	284,992	136,712,693	514,809	153,201,469
Changes From Operations:
• Net investment income (loss)	10,977	789,975	10,090	2,513,364	11,620	1,382,882
• Net realized gain (loss) on investments	11,235	5,212,591	(1,508)	1,762,569	(20,169)	(7,436,170)
• Net change in unrealized appreciation or depreciation on investments	12,619	2,588,100	17,182	5,984,844	85,927	27,018,393
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,831	8,590,666	25,764	10,260,777	77,378	20,965,105
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	9,874,468	44,178	2,163,184	95,736	4,919,695
• Contract withdrawals and transfers to annuity reserves	(40,369)	(19,333,669)	(14,977)	(11,881,702)	(58,846)	(13,432,376)
• Contract transfers	32,323	9,141,568	70,727	(433,433)	(15,510)	(3,674,515)
	(8,046)	(317,633)	99,928	(10,151,951)	21,380	(12,187,196)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(1,717)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	186	—	156
	—	—	—	186	—	(1,561)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,046)	(317,633)	99,928	(10,151,765)	21,380	(12,188,757)
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,785	8,273,033	125,692	109,012	98,758	8,776,348
NET ASSETS AT DECEMBER 31, 2016	$588,244	$185,475,352	$410,684	$136,821,705	$613,567	$161,977,817

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class Subaccount	LVIP SSGA International Index Fund Standard Class Subaccount	LVIP SSGA International Index Fund Service Class Subaccount	LVIP SSGA International Managed Volatility Fund Standard Class Subaccount	LVIP SSGA International Managed Volatility Fund Service Class Subaccount	LVIP SSGA Large Cap 100 Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$222,653	$885,053,206	$416,234	$274,485,051	$—	$15,091,764	$1,636,051
Changes From Operations:
• Net investment income (loss)	13,731	10,040,180	16,008	1,485,942	—	726,034	29,416
• Net realized gain (loss) on investments	175	3,708,829	(105)	6,058,999	—	(348,589)	213,183
• Net change in unrealized appreciation or depreciation on investments	(35,877)	(92,670,774)	(37,616)	(14,614,380)	—	(6,027,230)	(332,612)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,971)	(78,921,765)	(21,713)	(7,069,439)	—	(5,649,785)	(90,013)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	33,926	94,414,473	239,618	8,479,099	—	40,363,860	112,473
• Contract withdrawals and transfers to annuity reserves	(56,661)	(48,095,946)	(32,341)	(27,281,410)	—	(1,637,486)	(66,298)
• Contract transfers	319,060	13,830,838	192,638	8,779,630	—	31,446,169	82,251
	296,325	60,149,365	399,915	(10,022,681)	—	70,172,543	128,426
Annuity Reserves:
• Annuity Payments	—	(105,915)	—	(21,494)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	569	—	597	—	—	—
	—	(105,346)	—	(20,897)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	296,325	60,044,019	399,915	(10,043,578)	—	70,172,543	128,426
TOTAL INCREASE (DECREASE) IN NET ASSETS	274,354	(18,877,746)	378,202	(17,113,017)	—	64,522,758	38,413
NET ASSETS AT DECEMBER 31, 2015	497,007	866,175,460	794,436	257,372,034	—	79,614,522	1,674,464
Changes From Operations:
• Net investment income (loss)	6,974	(41,818)	21,338	3,145,113	1,298	589,729	23,136
• Net realized gain (loss) on investments	(2,972)	(3,676,794)	(13,689)	431,868	(131)	(1,529,815)	137,905
• Net change in unrealized appreciation or depreciation on investments	23,414	33,318,462	(5,740)	(5,706,398)	(1,957)	(4,521,015)	150,158
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,416	29,599,850	1,909	(2,129,417)	(790)	(5,461,101)	311,199
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	33,315,588	312,448	9,878,086	3	29,350,547	109,048
• Contract withdrawals and transfers to annuity reserves	(74,129)	(53,092,896)	(48,372)	(22,270,330)	(404)	(5,127,975)	(136,495)
• Contract transfers	91,274	(38,329,237)	(176,158)	15,534,298	145,117	237,537,206	310,401
	17,145	(58,106,545)	87,918	3,142,054	144,716	261,759,778	282,954
Annuity Reserves:
• Annuity Payments	—	(105,159)	—	(16,624)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	627	—	(236)	—	—	—
	—	(104,532)	—	(16,860)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	17,145	(58,211,077)	87,918	3,125,194	144,716	261,759,778	282,954
TOTAL INCREASE (DECREASE) IN NET ASSETS	44,561	(28,611,227)	89,827	995,777	143,926	256,298,677	594,153
NET ASSETS AT DECEMBER 31, 2016	$541,568	$837,564,233	$884,263	$258,367,811	$143,926	$335,913,199	$2,268,617

See accompanying notes.

	LVIP SSGA Large Cap 100 Fund Service Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund Standard Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund Service Class Subaccount	LVIP SSGA Moderate Index Allocation Fund Service Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund Standard Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$325,179,992	$1,417	$98,855,910	$190,721,763	$—	$830,390,736
Changes From Operations:
• Net investment income (loss)	2,070,793	419	79,626	(208,736)	4,618	6,816,328
• Net realized gain (loss) on investments	54,479,346	6	126,369	3,518,571	1,083	16,076,298
• Net change in unrealized appreciation or depreciation on investments	(76,335,184)	513	(10,536,460)	(9,732,218)	(11,590)	(58,434,359)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,785,045)	938	(10,330,465)	(6,422,383)	(5,889)	(35,541,733)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	10,656,413	28,656	63,907,583	15,578,963	175,002	35,945,578
• Contract withdrawals and transfers to annuity reserves	(27,065,710)	(16)	(5,854,258)	(13,869,440)	—	(69,600,624)
• Contract transfers	(2,391,933)	56	26,054,672	3,003,988	115	(8,546,825)
	(18,801,230)	28,696	84,107,997	4,713,511	175,117	(42,201,871)
Annuity Reserves:
• Annuity Payments	—	—	—	(1,892)	—	(15,474)
• Receipt (reimbursement) of mortality guarantee adjustments	532	—	—	(3)	—	(1,432)
	532	—	—	(1,895)	—	(16,906)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(18,800,698)	28,696	84,107,997	4,711,616	175,117	(42,218,777)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,585,743)	29,634	73,777,532	(1,710,767)	169,228	(77,760,510)
NET ASSETS AT DECEMBER 31, 2015	286,594,249	31,051	172,633,442	189,010,996	169,228	752,630,226
Changes From Operations:
• Net investment income (loss)	1,426,751	285	269,023	424,153	3,500	3,265,911
• Net realized gain (loss) on investments	37,544,393	12	(219,674)	4,525,702	5,389	28,047,549
• Net change in unrealized appreciation or depreciation on investments	12,246,942	1,951	14,670,664	3,888,679	6,060	21,630,239
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,218,086	2,248	14,720,013	8,838,534	14,949	52,943,699
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,869,451	—	53,631,641	12,041,149	—	27,138,289
• Contract withdrawals and transfers to annuity reserves	(26,895,020)	(12)	(11,161,560)	(16,530,976)	—	(70,164,154)
• Contract transfers	(9,811,003)	2	34,675,507	8,622,352	271	3,121,679
	(30,836,572)	(10)	77,145,588	4,132,525	271	(39,904,186)
Annuity Reserves:
• Annuity Payments	(1,939)	—	—	(1,759)	—	(14,421)
• Receipt (reimbursement) of mortality guarantee adjustments	601	—	—	(1)	—	4,103
	(1,338)	—	—	(1,760)	—	(10,318)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(30,837,910)	(10)	77,145,588	4,130,765	271	(39,914,504)
TOTAL INCREASE (DECREASE) IN NET ASSETS	20,380,176	2,238	91,865,601	12,969,299	15,220	13,029,195
NET ASSETS AT DECEMBER 31, 2016	$306,974,425	$33,289	$264,499,043	$201,980,295	$184,448	$765,659,421

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class Subaccount	LVIP SSGA S&P 500 Index Fund Standard Class Subaccount	LVIP SSGA S&P 500 Index Fund Service Class Subaccount	LVIP SSGA Small-Cap Index Fund Standard Class Subaccount	LVIP SSGA Small-Cap Index Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$166,055,729	$—	$426,551,480	$36,149,470	$857,087,479	$1,427,063	$272,886,482
Changes From Operations:
• Net investment income (loss)	(95,397)	—	4,840,237	130,217	(375,333)	7,314	(2,587,391)
• Net realized gain (loss) on investments	3,953,277	—	7,157,632	1,573,389	52,581,321	68,338	18,431,657
• Net change in unrealized appreciation or depreciation on investments	(10,342,910)	—	(34,701,125)	(1,746,483)	(57,575,869)	(184,439)	(33,224,598)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,485,030)	—	(22,703,256)	(42,877)	(5,369,881)	(108,787)	(17,380,332)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	11,644,878	—	23,593,594	1,160,091	41,918,832	541,882	10,549,193
• Contract withdrawals and transfers to annuity reserves	(14,215,831)	—	(28,041,082)	(4,127,655)	(92,885,222)	(42,401)	(24,716,008)
• Contract transfers	1,022,914	—	4,396,953	(412,424)	55,125,894	182,796	10,426,648
	(1,548,039)	—	(50,535)	(3,379,988)	4,159,504	682,277	(3,740,167)
Annuity Reserves:
• Annuity Payments	(2,513)	—	—	(16,667)	(68,784)	—	(4,016)
• Receipt (reimbursement) of mortality guarantee adjustments	(4)	—	—	(12,771)	2,147	—	(2,602)
	(2,517)	—	—	(29,438)	(66,637)	—	(6,618)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,550,556)	—	(50,535)	(3,409,426)	4,092,867	682,277	(3,746,785)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,035,586)	—	(22,753,791)	(3,452,303)	(1,277,014)	573,490	(21,127,117)
NET ASSETS AT DECEMBER 31, 2015	158,020,143	—	403,797,689	32,697,167	855,810,465	2,000,553	251,759,365
Changes From Operations:
• Net investment income (loss)	420,545	13,102	2,037,774	280,570	1,385,212	22,167	(1,216,901)
• Net realized gain (loss) on investments	3,832,769	20,314	16,116,714	1,298,045	45,678,817	47,587	14,307,114
• Net change in unrealized appreciation or depreciation on investments	4,163,367	21,659	13,988,348	1,850,457	32,843,563	431,894	30,944,965
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,416,681	55,075	32,142,836	3,429,072	79,907,592	501,648	44,035,178
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,617,312	588,827	10,948,431	1,744,568	40,192,859	794,430	8,588,493
• Contract withdrawals and transfers to annuity reserves	(11,604,725)	—	(28,913,034)	(3,601,391)	(77,351,412)	(83,078)	(21,805,628)
• Contract transfers	5,087,315	—	(1,366,621)	4,287,504	13,110,552	(81,444)	(7,661,223)
	(1,900,098)	588,827	(19,331,224)	2,430,681	(24,048,001)	629,908	(20,878,358)
Annuity Reserves:
• Annuity Payments	(2,324)	—	—	(6,915)	(76,269)	—	(9,181)
• Receipt (reimbursement) of mortality guarantee adjustments	(1)	—	—	457	(7,750)	—	(2,680)
	(2,325)	—	—	(6,458)	(84,019)	—	(11,861)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,902,423)	588,827	(19,331,224)	2,424,223	(24,132,020)	629,908	(20,890,219)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,514,258	643,902	12,811,612	5,853,295	55,775,572	1,131,556	23,144,959
NET ASSETS AT DECEMBER 31, 2016	$164,534,401	$643,902	$416,609,301	$38,550,462	$911,586,037	$3,132,109	$274,904,324

See accompanying notes.

	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund Standard Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund Service Class Subaccount	LVIP T. Rowe Price Growth Stock Fund Standard Class Subaccount	LVIP T. Rowe Price Growth Stock Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$80,913	$89,207,699	$1,469,320	$110,563,563	$50,706	$177,584,848
Changes From Operations:
• Net investment income (loss)	101	(1,361,867)	28,045	693,902	(308)	(3,497,591)
• Net realized gain (loss) on investments	(752)	(265,865)	200,396	17,431,879	3,114	19,799,429
• Net change in unrealized appreciation or depreciation on investments	(14,714)	(16,201,668)	(368,424)	(28,250,560)	3,798	(697,113)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,365)	(17,829,400)	(139,983)	(10,124,779)	6,604	15,604,725
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	46,841	58,921,464	297,868	6,118,753	59,882	23,573,495
• Contract withdrawals and transfers to annuity reserves	(2,180)	(5,395,261)	(116,741)	(8,673,438)	—	(16,440,207)
• Contract transfers	45,713	48,909,819	132,450	10,307,073	(2,212)	58,659,151
	90,374	102,436,022	313,577	7,752,388	57,670	65,792,439
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(5,823)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	102	—	(11)
	—	—	—	102	—	(5,834)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	90,374	102,436,022	313,577	7,752,490	57,670	65,786,605
TOTAL INCREASE (DECREASE) IN NET ASSETS	75,009	84,606,622	173,594	(2,372,289)	64,274	81,391,330
NET ASSETS AT DECEMBER 31, 2015	155,922	173,814,321	1,642,914	108,191,274	114,980	258,976,178
Changes From Operations:
• Net investment income (loss)	413	(1,122,080)	22,631	425,543	(1,179)	(3,892,172)
• Net realized gain (loss) on investments	(1,811)	(667,259)	38,250	5,591,218	7,962	13,603,794
• Net change in unrealized appreciation or depreciation on investments	20,246	31,598,278	404,773	22,517,410	25,025	(11,031,196)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,848	29,808,939	465,654	28,534,171	31,808	(1,319,574)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	37,073,061	230,649	4,721,134	568,157	10,770,892
• Contract withdrawals and transfers to annuity reserves	(2,557)	(10,601,324)	(145,864)	(8,655,593)	(31,488)	(18,311,774)
• Contract transfers	(38,504)	38,347,040	(15,138)	(406,180)	1,040	(16,170,354)
	(41,061)	64,818,777	69,647	(4,340,639)	537,709	(23,711,236)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(8,536)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	118	—	(549)
	—	—	—	118	—	(9,085)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(41,061)	64,818,777	69,647	(4,340,521)	537,709	(23,720,321)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,213)	94,627,716	535,301	24,193,650	569,517	(25,039,895)
NET ASSETS AT DECEMBER 31, 2016	$133,709	$268,442,037	$2,178,215	$132,384,924	$684,497	$233,936,283

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund Service Class Subaccount	LVIP Vanguard International Equity ETF Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$2,726,197	$93,424,091	$—	$—	$451,338	$99,287,489	$384,735
Changes From Operations:
• Net investment income (loss)	(47,323)	(1,760,226)	359	1,388,074	3,517	(147,639)	11,474
• Net realized gain (loss) on investments	389,160	12,371,816	57	308,668	13,442	3,324,266	223
• Net change in unrealized appreciation or depreciation on investments	(331,673)	(10,997,610)	(989)	(5,932,757)	(25,833)	(5,510,063)	(33,736)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,164	(386,020)	(573)	(4,236,015)	(8,874)	(2,333,436)	(22,039)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	43,256	9,670,965	33,631	149,625,989	111,915	8,647,302	166,098
• Contract withdrawals and transfers to annuity reserves	(322,373)	(8,399,158)	—	(1,871,999)	(27,967)	(5,573,722)	(51,262)
• Contract transfers	379,020	20,942,091	—	91,641,464	4,207	7,950,705	208,017
	99,903	22,213,898	33,631	239,395,454	88,155	11,024,285	322,853
Annuity Reserves:
• Annuity Payments	—	(5,524)	—	—	—	(3,380)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1	—	—	—	(5)	—
	—	(5,523)	—	—	—	(3,385)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	99,903	22,208,375	33,631	239,395,454	88,155	11,020,900	322,853
TOTAL INCREASE (DECREASE) IN NET ASSETS	110,067	21,822,355	33,058	235,159,439	79,281	8,687,464	300,814
NET ASSETS AT DECEMBER 31, 2015	2,836,264	115,246,446	33,058	235,159,439	530,619	107,974,953	685,549
Changes From Operations:
• Net investment income (loss)	(42,048)	(1,756,503)	210	(92,456)	4,280	(25,967)	10,117
• Net realized gain (loss) on investments	239,222	8,143,664	(1)	(266,012)	19,937	3,684,591	(5,418)
• Net change in unrealized appreciation or depreciation on investments	(25,477)	(339,101)	930	15,248,961	39,687	8,358,390	26,249
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	171,697	6,048,060	1,139	14,890,493	63,904	12,017,014	30,948
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	56,672	6,037,799	—	155,697,721	183,357	6,519,495	90,937
• Contract withdrawals and transfers to annuity reserves	(430,536)	(9,260,986)	(1,348)	(19,851,461)	(31,511)	(9,086,852)	(128,600)
• Contract transfers	288,070	(1,237,734)	635	198,514,971	(130,753)	18,352,852	40,040
	(85,794)	(4,460,921)	(713)	334,361,231	21,093	15,785,495	2,377
Annuity Reserves:
• Annuity Payments	—	(5,343)	—	—	—	(17,146)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	11	—	—	—	(8,290)	—
	—	(5,332)	—	—	—	(25,436)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(85,794)	(4,466,253)	(713)	334,361,231	21,093	15,760,059	2,377
TOTAL INCREASE (DECREASE) IN NET ASSETS	85,903	1,581,807	426	349,251,724	84,997	27,777,073	33,325
NET ASSETS AT DECEMBER 31, 2016	$2,922,167	$116,828,253	$33,484	$584,411,163	$615,616	$135,752,026	$718,874

See accompanying notes.

	LVIP Vanguard International Equity ETF Fund Service Class Subaccount	LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class Subaccount	LVIP VIP Mid Cap Managed Volatility Portfolio Service Class Subaccount	LVIP Wellington Capital Growth Fund Standard Class Subaccount	LVIP Wellington Capital Growth Fund Service Class Subaccount	LVIP Wellington Mid-Cap Value Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$55,028,501	$—	$11,470,979	$—	$316,319,544	$—
Changes From Operations:
• Net investment income (loss)	430,342	182	(519,081)	—	(3,291,062)	—
• Net realized gain (loss) on investments	315,917	(770)	(93,166)	—	68,819,894	—
• Net change in unrealized appreciation or depreciation on investments	(4,620,076)	(5,888)	(4,213,745)	—	(40,886,815)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,873,817)	(6,476)	(4,825,992)	—	24,642,017	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	9,106,968	103,594	34,687,831	—	6,891,075	—
• Contract withdrawals and transfers to annuity reserves	(3,429,906)	(1,416)	(1,569,472)	—	(25,799,720)	—
• Contract transfers	10,353,004	(8,205)	27,135,273	—	(8,571,461)	—
	16,030,066	93,973	60,253,632	—	(27,480,106)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	(2,027)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	(1)	—
	—	—	—	—	(2,028)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	16,030,066	93,973	60,253,632	—	(27,482,134)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,156,249	87,497	55,427,640	—	(2,840,117)	—
NET ASSETS AT DECEMBER 31, 2015	67,184,750	87,497	66,898,619	—	313,479,427	—
Changes From Operations:
• Net investment income (loss)	473,289	(434)	(1,139,629)	(5)	(3,199,088)	140
• Net realized gain (loss) on investments	(674,085)	(2,038)	3,337,158	(47)	33,221,774	229
• Net change in unrealized appreciation or depreciation on investments	1,589,008	5,888	4,186,453	—	(32,961,975)	8,797
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,388,212	3,416	6,383,982	(52)	(2,939,289)	9,166
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,792,450	—	3,435,040	6,340	4,442,512	178,101
• Contract withdrawals and transfers to annuity reserves	(3,734,555)	(3,114)	(3,142,727)	—	(21,993,287)	—
• Contract transfers	6,125,041	(87,799)	(73,574,914)	(6,288)	782,164	66,133
	7,182,936	(90,913)	(73,282,601)	52	(16,768,611)	244,234
Annuity Reserves:
• Annuity Payments	(4,670)	—	—	—	(1,977)	—
• Receipt (reimbursement) of mortality guarantee adjustments	(2,877)	—	—	—	—	—
	(7,547)	—	—	—	(1,977)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,175,389	(90,913)	(73,282,601)	52	(16,770,588)	244,234
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,563,601	(87,497)	(66,898,619)	—	(19,709,877)	253,400
NET ASSETS AT DECEMBER 31, 2016	$75,748,351	$—	$—	$—	$293,769,550	$253,400

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	LVIP Wellington Mid-Cap Value Fund Service Class Subaccount	MFS VIT Core Equity Series Service Class Subaccount	MFS VIT Growth Series Initial Class Subaccount	MFS VIT Growth Series Service Class Subaccount	MFS VIT Total Return Series Initial Class Subaccount	MFS VIT Total Return Series Service Class Subaccount	MFS VIT Utilities Series Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$137,001,352	$2,602,187	$3,260,919	$50,741,615	$9,082,276	$13,179	$10,684,081
Changes From Operations:
• Net investment income (loss)	(1,211,032)	6,500	(41,747)	(803,241)	93,073	(73)	257,256
• Net realized gain (loss) on investments	8,648,471	1,230,066	277,641	5,992,591	632,936	5,307	1,154,455
• Net change in unrealized appreciation or depreciation on investments	(10,897,865)	(1,186,457)	(44,219)	(2,050,874)	(861,443)	(186)	(2,920,406)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,460,426)	50,109	191,675	3,138,476	(135,434)	5,048	(1,508,695)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,058,413	1,443	30,888	6,304,693	11,956	2,655	60,713
• Contract withdrawals and transfers to annuity reserves	(7,091,095)	(53,770)	(230,055)	(4,426,812)	(1,273,655)	(3,696)	(1,537,811)
• Contract transfers	(59,104,527)	(2,599,969)	67,712	8,330,441	(116,608)	(12,462)	(81,709)
	(59,137,209)	(2,652,296)	(131,455)	10,208,322	(1,378,307)	(13,503)	(1,558,807)
Annuity Reserves:
• Annuity Payments	(6,981)	—	—	—	(3,168)	—	(6,181)
• Receipt (reimbursement) of mortality guarantee adjustments	292	—	—	—	78	—	763
	(6,689)	—	—	—	(3,090)	—	(5,418)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(59,143,898)	(2,652,296)	(131,455)	10,208,322	(1,381,397)	(13,503)	(1,564,225)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,604,324)	(2,602,187)	60,220	13,346,798	(1,516,831)	(8,455)	(3,072,920)
NET ASSETS AT DECEMBER 31, 2015	74,397,028	—	3,321,139	64,088,413	7,565,445	4,724	7,611,161
Changes From Operations:
• Net investment income (loss)	(1,020,272)	—	(43,501)	(1,008,194)	117,601	107,383	196,524
• Net realized gain (loss) on investments	2,957,961	—	276,392	5,660,267	1,657,237	211,912	289,475
• Net change in unrealized appreciation or depreciation on investments	6,687,144	—	(199,438)	(3,802,973)	(1,208,244)	(77,751)	241,102
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,624,833	—	33,453	849,100	566,594	241,544	727,101
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,475,446	—	68,879	6,235,987	31,047	13,727,617	11,597
• Contract withdrawals and transfers to annuity reserves	(6,605,232)	—	(212,414)	(6,036,791)	(695,695)	(944,118)	(679,837)
• Contract transfers	4,523,514	—	(30,158)	14,077,558	110,990	17,205,415	(410,724)
	2,393,728	—	(173,693)	14,276,754	(553,658)	29,988,914	(1,078,964)
Annuity Reserves:
• Annuity Payments	(6,525)	—	—	(840)	(3,110)	—	(5,481)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(145)	89	—	885
	(6,525)	—	—	(985)	(3,021)	—	(4,596)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,387,203	—	(173,693)	14,275,769	(556,679)	29,988,914	(1,083,560)
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,012,036	—	(140,240)	15,124,869	9,915	30,230,458	(356,459)
NET ASSETS AT DECEMBER 31, 2016	$85,409,064	$—	$3,180,899	$79,213,282	$7,575,360	$30,235,182	$7,254,702

See accompanying notes.

	MFS VIT Utilities Series Service Class Subaccount	MFS VIT II Core Equity Portfolio Service Class Subaccount	MFS VIT II International Value Series Initial Class Subaccount	MFS VIT II International Value Series Service Class Subaccount	Morgan Stanley UIF Growth Portfolio Class II Subaccount	Neuberger Berman AMT Mid Cap Growth Portfolio I Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$233,370,004	$—	$69,032	$1,740,765	$1,743,735	$—
Changes From Operations:
• Net investment income (loss)	5,130,363	(22,157)	2,741	57,925	(17,482)	(5)
• Net realized gain (loss) on investments	20,489,339	160,527	2,475	56,986	357,676	315
• Net change in unrealized appreciation or depreciation on investments	(61,732,919)	(229,896)	(395)	(120,851)	(154,247)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,113,217)	(91,526)	4,821	(5,940)	185,947	310
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	10,996,380	10,070	120,441	6,258,050	5,911	95
• Contract withdrawals and transfers to annuity reserves	(23,032,128)	(421,943)	(6,685)	(128,091)	(139,735)	(258)
• Contract transfers	2,273,573	2,853,500	(30,709)	2,723,345	5,465	(147)
	(9,762,175)	2,441,627	83,047	8,853,304	(128,359)	(310)
Annuity Reserves:
• Annuity Payments	(20,982)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	2,049	—	—	—	—	—
	(18,933)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,781,108)	2,441,627	83,047	8,853,304	(128,359)	(310)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,894,325)	2,350,101	87,868	8,847,364	57,588	—
NET ASSETS AT DECEMBER 31, 2015	187,475,679	2,350,101	156,900	10,588,129	1,801,323	—
Changes From Operations:
• Net investment income (loss)	4,134,960	(25,618)	3,275	8,747	(15,514)	(3)
• Net realized gain (loss) on investments	2,749,302	139,508	6,863	310,416	299,846	73
• Net change in unrealized appreciation or depreciation on investments	10,827,723	78,962	(5,819)	(61,062)	(332,465)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,711,985	192,852	4,319	258,101	(48,133)	70
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,994,888	2,211	36,657	4,613,537	70	1
• Contract withdrawals and transfers to annuity reserves	(19,495,299)	(108,465)	(10,999)	(712,351)	(138,006)	(71)
• Contract transfers	4,701,191	(232,004)	136,927	2,675,392	(34,034)	—
	(9,799,220)	(338,258)	162,585	6,576,578	(171,970)	(70)
Annuity Reserves:
• Annuity Payments	(16,955)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	1,684	—	—	—	—	—
	(15,271)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,814,491)	(338,258)	162,585	6,576,578	(171,970)	(70)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,897,494	(145,406)	166,904	6,834,679	(220,103)	—
NET ASSETS AT DECEMBER 31, 2016	$195,373,173	$2,204,695	$323,804	$17,422,808	$1,581,220	$—

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class Subaccount	Oppenheimer Global Fund/VA Service Shares Subaccount	Oppenheimer International Growth Fund/VA Non-Service Shares Subaccount	Oppenheimer International Growth Fund/VA Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund/VA Service Shares Subaccount	PIMCO VIT All Asset All Authority Portfolio Advisor Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$37,598,861	$8,514,677	$527,486	$1,204,995	$—	$868,036	$744,225
Changes From Operations:
• Net investment income (loss)	(320,948)	6,433	4,125	(15,007)	223	(15,579)	15,692
• Net realized gain (loss) on investments	2,572,801	975,874	40,596	122,202	5,364	367,578	(45,304)
• Net change in unrealized appreciation or depreciation on investments	(5,407,376)	(722,986)	(30,413)	(229,269)	(8,927)	(677,157)	(111,274)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,155,523)	259,321	14,308	(122,074)	(3,340)	(325,158)	(140,886)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	152,389	58,663	27,204	3,939,835	36,176	3,476,394	422,295
• Contract withdrawals and transfers to annuity reserves	(4,232,871)	(508,268)	(14,010)	(99,210)	—	(110,841)	(29,968)
• Contract transfers	(1,214,626)	(338,571)	—	1,006,107	3,412	588,405	(104,608)
	(5,295,108)	(788,176)	13,194	4,846,732	39,588	3,953,958	287,719
Annuity Reserves:
• Annuity Payments	(8,411)	—	—	(873)	—	(865)	—
• Receipt (reimbursement) of mortality guarantee adjustments	119	—	—	(36)	—	(42)	—
	(8,292)	—	—	(909)	—	(907)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,303,400)	(788,176)	13,194	4,845,823	39,588	3,953,051	287,719
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,458,923)	(528,855)	27,502	4,723,749	36,248	3,627,893	146,833
NET ASSETS AT DECEMBER 31, 2015	29,139,938	7,985,822	554,988	5,928,744	36,248	4,495,929	891,058
Changes From Operations:
• Net investment income (loss)	(297,340)	(14,866)	3,784	(23,026)	134	(58,483)	25,408
• Net realized gain (loss) on investments	2,876,713	586,777	8,097	19,327	3,565	172,445	(14,126)
• Net change in unrealized appreciation or depreciation on investments	1,140,597	(620,710)	(27,283)	(284,418)	16,385	957,242	134,388
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,719,970	(48,799)	(15,402)	(288,117)	20,084	1,071,204	145,670
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	206,356	17,651	37,916	2,383,357	360,809	1,969,107	268,321
• Contract withdrawals and transfers to annuity reserves	(3,353,524)	(552,738)	(36,790)	(372,961)	(782)	(172,585)	(94,081)
• Contract transfers	(1,509,862)	361,683	(7,893)	862,136	64,471	690,279	501,889
	(4,657,030)	(173,404)	(6,767)	2,872,532	424,498	2,486,801	676,129
Annuity Reserves:
• Annuity Payments	(4,733)	—	—	(1,952)	—	(1,991)	—
• Receipt (reimbursement) of mortality guarantee adjustments	143	—	—	80	—	84	—
	(4,590)	—	—	(1,872)	—	(1,907)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,661,620)	(173,404)	(6,767)	2,870,660	424,498	2,484,894	676,129
TOTAL INCREASE (DECREASE) IN NET ASSETS	(941,650)	(222,203)	(22,169)	2,582,543	444,582	3,556,098	821,799
NET ASSETS AT DECEMBER 31, 2016	$28,198,288	$7,763,619	$532,819	$8,511,287	$480,830	$8,052,027	$1,712,857

See accompanying notes.

	PIMCO VIT All Asset All Authority Portfolio Institutional Class Subaccount	PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Subaccount	PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio Institutional Class Subaccount	PIMCO VIT Unconstrained Bond Portfolio Advisor Class Subaccount
NET ASSETS AT JANUARY 1, 2015	$96,766	$11,263,973	$4,126	$833,472	$—	$558,170
Changes From Operations:
• Net investment income (loss)	3,647	304,751	156	40,699	159	57,369
• Net realized gain (loss) on investments	(423)	(1,640,007)	(5)	(17,369)	34	(9,661)
• Net change in unrealized appreciation or depreciation on investments	(17,522)	(2,058,808)	(4,165)	(79,632)	(514)	(121,131)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,298)	(3,394,064)	(4,014)	(56,302)	(321)	(73,423)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	131,715	2,340,555	27,231	672,366	6,907	1,808,982
• Contract withdrawals and transfers to annuity reserves	(546)	(879,640)	—	(21,929)	—	(37,016)
• Contract transfers	(18,158)	401,874	1,100	5,142	(39)	400,224
	113,011	1,862,789	28,331	655,579	6,868	2,172,190
Annuity Reserves:
• Annuity Payments	—	(3,569)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(4)	—	—	—	—
	—	(3,573)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	113,011	1,859,216	28,331	655,579	6,868	2,172,190
TOTAL INCREASE (DECREASE) IN NET ASSETS	98,713	(1,534,848)	24,317	599,277	6,547	2,098,767
NET ASSETS AT DECEMBER 31, 2015	195,479	9,729,125	28,443	1,432,749	6,547	2,656,937
Changes From Operations:
• Net investment income (loss)	3,944	(51,167)	258	83,744	493	11,755
• Net realized gain (loss) on investments	(7,429)	(1,494,074)	(152)	(19,903)	(6)	(20,593)
• Net change in unrealized appreciation or depreciation on investments	21,928	2,968,087	4,013	104,369	401	124,498
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,443	1,422,846	4,119	168,210	888	115,660
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	1,415,785	—	998,094	2,966	934,996
• Contract withdrawals and transfers to annuity reserves	(896)	(1,043,347)	(1,927)	(245,566)	(33)	(310,945)
• Contract transfers	(114,811)	1,380,568	(298)	597,521	13,197	125,437
	(115,707)	1,753,006	(2,225)	1,350,049	16,130	749,488
Annuity Reserves:
• Annuity Payments	—	(5,806)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1,703	—	—	—	—
	—	(4,103)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(115,707)	1,748,903	(2,225)	1,350,049	16,130	749,488
TOTAL INCREASE (DECREASE) IN NET ASSETS	(97,264)	3,171,749	1,894	1,518,259	17,018	865,148
NET ASSETS AT DECEMBER 31, 2016	$98,215	$12,900,874	$30,337	$2,951,008	$23,565	$3,522,085

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	PIMCO VIT Unconstrained Bond Portfolio Institutional Class Subaccount	Putnam VT Absolute Return 500 Fund Class IA Subaccount	Putnam VT Absolute Return 500 Fund Class IB Subaccount	Putnam VT Global Health Care Fund Class IA Subaccount	Putnam VT Global Health Care Fund Class IB Subaccount	Putnam VT Growth & Income Fund Class IB Subaccount	Putnam VT Income Fund Class IB Subaccount
NET ASSETS AT JANUARY 1, 2015	$—	$—	$818,364	$—	$6,660,175	$1,738,887	$—
Changes From Operations:
• Net investment income (loss)	577	(10)	(18,449)	(22)	(115,550)	3,931	(8,252)
• Net realized gain (loss) on investments	(56)	—	20,481	5	1,076,861	88,479	(5,447)
• Net change in unrealized appreciation or depreciation on investments	(507)	(9)	(48,023)	466	(648,366)	(233,498)	(29,573)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14	(19)	(45,991)	449	312,945	(141,088)	(43,272)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	93,934	—	930,845	19,304	2,768,130	5,279	2,235,443
• Contract withdrawals and transfers to annuity reserves	—	—	(29,353)	—	(910,460)	(259,066)	(31,794)
• Contract transfers	(71,853)	9,663	728,700	(190)	930,352	(114,866)	(108,716)
	22,081	9,663	1,630,192	19,114	2,788,022	(368,653)	2,094,933
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	22,081	9,663	1,630,192	19,114	2,788,022	(368,653)	2,094,933
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,095	9,644	1,584,201	19,563	3,100,967	(509,741)	2,051,661
NET ASSETS AT DECEMBER 31, 2015	22,095	9,644	2,402,565	19,563	9,761,142	1,229,146	2,051,661
Changes From Operations:
• Net investment income (loss)	354	352	50,141	(94)	(121,458)	1,177	79,318
• Net realized gain (loss) on investments	(53)	(472)	(27,333)	1,341	474,518	61,935	(9,173)
• Net change in unrealized appreciation or depreciation on investments	809	9	(36,883)	(4,513)	(1,596,605)	83,254	(53,064)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,110	(111)	(14,075)	(3,266)	(1,243,545)	146,366	17,081
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	361,974	9,612	1,467,023	2,768	1,213,529
• Contract withdrawals and transfers to annuity reserves	—	(30)	(92,533)	(8,605)	(581,350)	(143,202)	(148,260)
• Contract transfers	10,120	(9,503)	(480,014)	1,907	(1,236,554)	(14,258)	900,422
	10,120	(9,533)	(210,573)	2,914	(350,881)	(154,692)	1,965,691
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,120	(9,533)	(210,573)	2,914	(350,881)	(154,692)	1,965,691
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,230	(9,644)	(224,648)	(352)	(1,594,426)	(8,326)	1,982,772
NET ASSETS AT DECEMBER 31, 2016	$33,325	$—	$2,177,917	$19,211	$8,166,716	$1,220,820	$4,034,433

See accompanying notes.

	SIPT VP Market Growth Strategy Fund Class III Subaccount	SIPT VP Market Plus Strategy Fund Class III Subaccount	Templeton Foreign VIP Fund Class 1 Subaccount	Templeton Foreign VIP Fund Class 4 Subaccount	Templeton Global Bond VIP Fund Class 1 Subaccount	Templeton Global Bond VIP Fund Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2015	$259,802	$1,107,606	$20,057	$707,406	$965,253	$467,006,812
Changes From Operations:
• Net investment income (loss)	1,548	(3,312)	611	20,557	108,195	27,267,929
• Net realized gain (loss) on investments	(20,289)	34,661	628	23,557	(32,318)	(1,671,323)
• Net change in unrealized appreciation or depreciation on investments	(59,093)	(119,742)	(2,516)	(197,783)	(136,490)	(51,316,874)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(77,834)	(88,393)	(1,277)	(153,669)	(60,613)	(25,720,268)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	767,972	415,670	—	863,274	705,301	9,417,700
• Contract withdrawals and transfers to annuity reserves	(34,122)	(9,902)	—	(110,502)	(33,053)	(50,681,420)
• Contract transfers	(117,900)	19,026	466	275,904	(21,848)	(3,845,768)
	615,950	424,794	466	1,028,676	650,400	(45,109,488)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(7,258)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	874
	—	—	—	—	—	(6,384)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	615,950	424,794	466	1,028,676	650,400	(45,115,872)
TOTAL INCREASE (DECREASE) IN NET ASSETS	538,116	336,401	(811)	875,007	589,787	(70,836,140)
NET ASSETS AT DECEMBER 31, 2015	797,918	1,444,007	19,246	1,582,413	1,555,040	396,170,672
Changes From Operations:
• Net investment income (loss)	20,437	13,735	347	9,021	(6,306)	(5,790,335)
• Net realized gain (loss) on investments	18,277	53,897	177	(33,081)	(19,172)	(8,914,831)
• Net change in unrealized appreciation or depreciation on investments	18,604	41,181	903	198,220	63,028	18,233,573
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	57,318	108,813	1,427	174,160	37,550	3,528,407
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	982,186	237,693	—	586,717	57,146	4,415,084
• Contract withdrawals and transfers to annuity reserves	(49,939)	(84,758)	—	(85,957)	(46,303)	(38,294,278)
• Contract transfers	(27,532)	81,132	116	325,879	(64,106)	(11,085,318)
	904,715	234,067	116	826,639	(53,263)	(44,964,512)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(6,560)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	137
	—	—	—	—	—	(6,423)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	904,715	234,067	116	826,639	(53,263)	(44,970,935)
TOTAL INCREASE (DECREASE) IN NET ASSETS	962,033	342,880	1,543	1,000,799	(15,713)	(41,442,528)
NET ASSETS AT DECEMBER 31, 2016	$1,759,951	$1,786,887	$20,789	$2,583,212	$1,539,327	$354,728,144

Lincoln Life Variable Annuity Account N

Statements of changes in net assets (continued)

Years Ended December 31, 2015 and 2016

	Templeton Global Bond VIP Fund Class 4 Subaccount	Templeton Growth VIP Fund Class 2 Subaccount	Transparent Value Directional Allocation VI Portfolio Class I Subaccount	Transparent Value Directional Allocation VI Portfolio Class II Subaccount	UIF Global Infrastructure Portfolio Class I Subaccount	UIF Global Infrastructure Portfolio Class II Subaccount
NET ASSETS AT JANUARY 1, 2015	$3,945,389	$39,440,270	$34,995	$11,078,510	$49,489	$1,606,202
Changes From Operations:
• Net investment income (loss)	474,945	336,603	(139)	(129,023)	683	13,218
• Net realized gain (loss) on investments	(67,506)	983,463	(45)	(166,474)	5,129	104,993
• Net change in unrealized appreciation or depreciation on investments	(971,872)	(4,060,553)	(831)	46,086	(13,169)	(654,016)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(564,433)	(2,740,487)	(1,015)	(249,411)	(7,357)	(535,805)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	8,180,065	229,797	—	4,115,866	2,349	2,083,290
• Contract withdrawals and transfers to annuity reserves	(409,063)	(5,479,202)	—	(599,749)	—	(71,373)
• Contract transfers	1,722,644	(512,897)	(767)	(6,606,493)	105	129,595
	9,493,646	(5,762,302)	(767)	(3,090,376)	2,454	2,141,512
Annuity Reserves:
• Annuity Payments	—	(9,066)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(13,856)	—	—	—	—
	—	(22,922)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,493,646	(5,785,224)	(767)	(3,090,376)	2,454	2,141,512
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,929,213	(8,525,711)	(1,782)	(3,339,787)	(4,903)	1,605,707
NET ASSETS AT DECEMBER 31, 2015	12,874,602	30,914,559	33,213	7,738,723	44,586	3,211,909
Changes From Operations:
• Net investment income (loss)	(180,805)	104,856	(39)	(37,079)	1,033	42,989
• Net realized gain (loss) on investments	(278,801)	1,072,822	(876)	63,593	2,411	215,365
• Net change in unrealized appreciation or depreciation on investments	855,479	972,861	1,667	213,127	3,244	235,982
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	395,873	2,150,539	752	239,641	6,688	494,336
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,332,324	245,458	—	18,635	18,239	955,125
• Contract withdrawals and transfers to annuity reserves	(1,053,766)	(3,290,117)	—	(48,645)	(5,439)	(274,428)
• Contract transfers	1,405,034	(421,070)	(33,965)	(7,948,354)	11,408	1,529,842
	4,683,592	(3,465,729)	(33,965)	(7,978,364)	24,208	2,210,539
Annuity Reserves:
• Annuity Payments	—	(11,944)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	13	—	—	—	—
	—	(11,931)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,683,592	(3,477,660)	(33,965)	(7,978,364)	24,208	2,210,539
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,079,465	(1,327,121)	(33,213)	(7,738,723)	30,896	2,704,875
NET ASSETS AT DECEMBER 31, 2016	$17,954,067	$29,587,438	$—	$—	$75,482	$5,916,784

See accompanying notes.

	VanEck VIP Global Hard Assets Fund Class S Shares Subaccount	VanEck VIP Global Hard Assets Fund Initial Class Shares Subaccount	Virtus Equity Trend Series Class A Subaccount	Virtus Equity Trend Series Class I Subaccount	Virtus Multi-Sector Fixed Income Series Class A Subaccount	Virtus Multi-Sector Fixed Income Series Class I Subaccount
NET ASSETS AT JANUARY 1, 2015	$616,806	$191,019	$2,631,015	$142,489	$1,341,749	$—
Changes From Operations:
• Net investment income (loss)	(11,880)	(1,180)	(46,288)	(191)	177,520	399
• Net realized gain (loss) on investments	(130,096)	(30,848)	(228,707)	(15,949)	(31,230)	55
• Net change in unrealized appreciation or depreciation on investments	(349,726)	(90,460)	(161,455)	12,319	(348,882)	(526)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(491,702)	(122,488)	(436,450)	(3,821)	(202,592)	(72)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	960,196	195,441	994,638	—	4,233,513	175,114
• Contract withdrawals and transfers to annuity reserves	(53,937)	(9,731)	(71,419)	(322)	(201,369)	—
• Contract transfers	209,868	(27,932)	243,406	(138,346)	1,139,291	(162,853)
	1,116,127	157,778	1,166,625	(138,668)	5,171,435	12,261
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,116,127	157,778	1,166,625	(138,668)	5,171,435	12,261
TOTAL INCREASE (DECREASE) IN NET ASSETS	624,425	35,290	730,175	(142,489)	4,968,843	12,189
NET ASSETS AT DECEMBER 31, 2015	1,241,231	226,309	3,361,190	—	6,310,592	12,189
Changes From Operations:
• Net investment income (loss)	(17,526)	(14)	(19,383)	—	300,237	568
• Net realized gain (loss) on investments	(22,153)	(5,125)	(397,007)	—	(17,945)	(11)
• Net change in unrealized appreciation or depreciation on investments	726,933	99,580	261,711	—	265,663	547
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	687,254	94,441	(154,679)	—	547,955	1,104
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	499,207	90	36,132	—	2,894,617	—
• Contract withdrawals and transfers to annuity reserves	(147,607)	(21,748)	(42,768)	—	(760,875)	—
• Contract transfers	755,902	—	(2,011,349)	—	1,388,265	—
	1,107,502	(21,658)	(2,017,985)	—	3,522,007	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,107,502	(21,658)	(2,017,985)	—	3,522,007	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,794,756	72,783	(2,172,664)	—	4,069,962	1,104
NET ASSETS AT DECEMBER 31, 2016	$3,035,987	$299,092	$1,188,526	$—	$10,380,554	$13,293

Lincoln Life Variable Annuity Account N

Notes to financial statements

December 31, 2016

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln Life Variable Annuity Account N (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of thirty-one products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus Bonus
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Assurance A Class	• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Rollover
• Lincoln ChoicePlus Fusion
• Lincoln Investment Solutions
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln Investor Advantage B-Share
• Lincoln Investor Advantage C-Share
• Lincoln Investor Advantage Fee-Based
• Lincoln Investor Advantage RIA

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred nine available mutual funds (the Funds) of thirty-five open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund, Inc. (AB VPS):

AB VPS Global Thematic Growth Portfolio Class A**

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Growth and Income Portfolio Class A**

AB VPS Growth and Income Portfolio Class B**

AB VPS International Value Portfolio Class A**

AB VPS International Value Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB VPS Small/Mid Cap Value Portfolio Class A

AB VPS Small/Mid Cap Value Portfolio Class B

ALPS Variable Investment Trust:

Alps|Alerian Energy Infrastructure Portfolio Class I

Alps|Alerian Energy Infrastructure Portfolio Class III

Alps|Red Rocks Listed Private Equity Portfolio Class I

Alps|Red Rocks Listed Private Equity Portfolio Class III

Alps|Stadion Tactical Defensive Portfolio Class I

Alps|Stadion Tactical Defensive Portfolio Class III

Alps|Stadion Tactical Growth Portfolio Class I**

Alps|Stadion Tactical Growth Portfolio Class III

American Century Variable Portfolios, Inc. (American Century VP):

American Century VP Balanced Fund Class I**

American Century VP Balanced Fund Class II

American Century VP Inflation Protection Fund Class I**

American Century VP Inflation Protection Fund Class II

American Funds Insurance Series (American Funds):

American Funds Asset Allocation Fund Class 1

American Funds Asset Allocation Fund Class 4

American Funds Blue Chip Income and Growth Fund Class 1

American Funds Blue Chip Income and Growth Fund Class 4

American Funds Bond Fund Class 1

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

American Funds Capital Income Builder Fund Class 1

American Funds Capital Income Builder Fund Class 4

American Funds Global Balanced Fund Class 1

American Funds Global Bond Fund Class 1

American Funds Global Growth Fund Class 1

American Funds Global Growth Fund Class 2

American Funds Global Growth Fund Class 4

American Funds Global Growth and Income Fund Class 1

American Funds Global Small Capitalization Fund Class 1

American Funds Global Small Capitalization Fund Class 2

American Funds Global Small Capitalization Fund Class 4

American Funds Growth Fund Class 1

American Funds Growth Fund Class 2

American Funds Growth Fund Class 4

American Funds Growth-Income Fund Class 1

American Funds Growth-Income Fund Class 2

American Funds Growth-Income Fund Class 4

American Funds High-Income Bond Fund Class 1

American Funds International Fund Class 1

American Funds International Fund Class 2

American Funds International Fund Class 4

American Funds International Growth and Income Fund Class 1

American Funds Managed Risk Asset Allocation Fund Class P1

American Funds Managed Risk Asset Allocation Fund Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund Class P1

American Funds Managed Risk Growth Fund Class P1

American Funds Managed Risk Growth-Income Fund Class P1

American Funds Managed Risk International Fund Class P1

American Funds Mortgage Fund Class 1

American Funds Mortgage Fund Class 4

American Funds New World Fund Class 1

American Funds New World Fund Class 4

American Funds U.S. Government/AAA-Rated Securities Fund Class 1

American Funds U.S. Government/AAA-Rated Securities Fund Class 4**

BlackRock Variable Series Funds, Inc. (BlackRock):

BlackRock Global Allocation V.I. Fund Class I

BlackRock Global Allocation V.I. Fund Class III

BlackRock iShares Alternative Strategies V.I. Fund Class I

BlackRock iShares Alternative Strategies V.I. Fund Class III

Columbia Variable Portfolios (Columbia VP):

Columbia VP Commodity Strategy Fund Class 1**

Columbia VP Commodity Strategy Fund Class 2**

Columbia VP Emerging Markets Bond Fund Class 1**

Columbia VP Emerging Markets Bond Fund Class 2**

Columbia VP Strategic Income Fund Class 1**

Columbia VP Strategic Income Fund Class 2**

Delaware VIP Trust (Delaware VIP):

Delaware VIP Diversified Income Series Standard Class

Delaware VIP Diversified Income Series Service Class

Delaware VIP Emerging Markets Series Standard Class

Delaware VIP Emerging Markets Series Service Class

Delaware VIP High Yield Series Standard Class

Delaware VIP High Yield Series Service Class

Delaware VIP International Value Equity Series Standard Class

Delaware VIP Limited-Term Diversified Income Series Standard Class

Delaware VIP Limited-Term Diversified Income Series Service Class

Delaware VIP REIT Series Standard Class

Delaware VIP REIT Series Service Class

Delaware VIP Small Cap Value Series Standard Class

Delaware VIP Small Cap Value Series Service Class

Delaware VIP Smid Cap Growth Series Standard Class

Delaware VIP Smid Cap Growth Series Service Class

Delaware VIP U.S. Growth Series Standard Class**

Delaware VIP U.S. Growth Series Service Class

Delaware VIP Value Series Standard Class

Delaware VIP Value Series Service Class

Deutsche Variable Series II (Deutsche):

Deutsche Alternative Asset Allocation VIP Portfolio Class A

Deutsche Alternative Asset Allocation VIP Portfolio Class B

Deutsche Investments VIT Funds (Deutsche):

Deutsche Equity 500 Index VIP Portfolio Class A

Deutsche Equity 500 Index VIP Portfolio Class B**

Deutsche Small Cap Index VIP Portfolio Class A

Deutsche Small Cap Index VIP Portfolio Class B**

Eaton Vance Variable Trust (Eaton Vance VT):

Eaton Vance VT Floating-Rate Income Fund Initial Class

Eaton Vance VT Floating-Rate Income Fund ADV Class

Fidelity Variable Insurance Products Fund (Fidelity VIP):

Fidelity VIP Contrafund Portfolio Initial Class

Fidelity VIP Contrafund Portfolio Service Class**

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Initial Class**

Fidelity VIP Equity-Income Portfolio Service Class 2**

Fidelity VIP FundsManager 50% Portfolio Investor Class**

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Fidelity VIP FundsManager 50% Portfolio Service Class 2**

Fidelity VIP Growth Portfolio Initial Class

Fidelity VIP Growth Portfolio Service Class**

Fidelity VIP Growth Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Initial Class

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Initial Class**

Fidelity VIP Overseas Portfolio Service Class**

Fidelity VIP Overseas Portfolio Service Class 2**

Fidelity VIP Strategic Income Portfolio Initial Class

Fidelity VIP Strategic Income Portfolio Service Class 2

First Trust Variable Insurance Trust:

First Trust Dorsey Wright Tactical Core Portfolio Class I

First Trust Dorsey Wright Tactical Core Portfolio Class II**

First Trust Multi Income Allocation Portfolio Class I

First Trust Multi Income Allocation Portfolio Class II

First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II

Franklin Templeton Variable Insurance Products Trust:

Franklin Founding Funds Allocation VIP Fund Class 1**

Franklin Founding Funds Allocation VIP Fund Class 4

Franklin Income VIP Fund Class 1

Franklin Income VIP Fund Class 2

Franklin Income VIP Fund Class 4

Franklin Mutual Shares VIP Fund Class 1

Franklin Mutual Shares VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 4

Franklin Rising Dividends VIP Fund Class 1

Franklin Rising Dividends VIP Fund Class 4

Franklin Small Cap Value VIP Fund Class 1

Franklin Small Cap Value VIP Fund Class 4

Franklin Small-Mid Cap Growth VIP Fund Class 1

Franklin Small-Mid Cap Growth VIP Fund Class 2**

Franklin Small-Mid Cap Growth VIP Fund Class 4

Templeton Foreign VIP Fund Class 1

Templeton Foreign VIP Fund Class 4

Templeton Global Bond VIP Fund Class 1

Templeton Global Bond VIP Fund Class 2

Templeton Global Bond VIP Fund Class 4

Templeton Growth VIP Fund Class 1**

Templeton Growth VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT):

Goldman Sachs VIT Large Cap Value Fund Service Shares

Goldman Sachs VIT Government Money Market Fund Institutional Shares

Goldman Sachs VIT Government Money Market Fund Service Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares

Goldman Sachs VIT Strategic Income Fund Advisor Shares

Goldman Sachs VIT Strategic Income Fund Institutional Shares

Guggenheim Funds Rydex Variable Trust:

Guggenheim Long Short Equity Fund

Guggenheim Multi-Hedge Strategies Fund

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund Class IA

Hartford Capital Appreciation HLS Fund Class IC

Huntington VA Funds:

Catalyst Dividend Capture VA Fund

Invesco Variable Insurance Funds (Invesco V.I.):

Invesco V.I. American Franchise Fund Series I

Invesco V.I. American Franchise Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series I

Invesco V.I. Balanced-Risk Allocation Fund Series II

Invesco V.I. Comstock Fund Series I

Invesco V.I. Comstock Fund Series II

Invesco V.I. Core Equity Fund Series I

Invesco V.I. Core Equity Fund Series II

Invesco V.I. Diversified Dividend Fund Series I

Invesco V.I. Diversified Dividend Fund Series II

Invesco V.I. Equally-Weighted S&P 500 Fund Series I

Invesco V.I. Equally-Weighted S&P 500 Fund Series II

Invesco V.I. Equity and Income Fund Series I

Invesco V.I. Equity and Income Fund Series II

Invesco V.I. International Growth Fund Series I

Invesco V.I. International Growth Fund Series II

Ivy Variable Insurance Portfolios (Ivy VIP):

Ivy VIP Asset Strategy Portfolio

Ivy VIP Energy Portfolio

Ivy VIP High Income Portfolio

Ivy VIP Micro Cap Growth Portfolio

Ivy VIP Mid Cap Growth Portfolio

Ivy VIP Science and Technology Portfolio

Janus Aspen Series:

Janus Aspen Balanced Portfolio Service Shares

Janus Aspen Enterprise Portfolio Service Shares

Janus Aspen Global Research Portfolio Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio Class 1**

JPMorgan Insurance Trust Core Bond Portfolio Class 2**

JPMorgan Insurance Trust Global Allocation Portfolio Class 1**

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

JPMorgan Insurance Trust Global Allocation Portfolio Class 2

JPMorgan Insurance Trust Income Builder Portfolio Class 1**

JPMorgan Insurance Trust Income Builder Portfolio Class 2

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio Class I

ClearBridge Variable Aggressive Growth Portfolio Class II

ClearBridge Variable Mid Cap Portfolio Class I

ClearBridge Variable Mid Cap Portfolio Class II

Lincoln Variable Insurance Products Trust (LVIP)*:

LVIP American Balanced Allocation Fund Standard Class

LVIP American Balanced Allocation Fund Service Class

LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class**

LVIP American Century Select Mid Cap Managed Volatility Fund Service Class

LVIP American Global Balanced Allocation Managed Risk Fund Standard Class

LVIP American Global Balanced Allocation Managed Risk Fund Service Class

LVIP American Global Growth Allocation Managed Risk Fund Standard Class

LVIP American Global Growth Allocation Managed Risk Fund Service Class

LVIP American Global Growth Fund Service Class II

LVIP American Global Small Capitalization Fund Service Class II

LVIP American Growth Allocation Fund Standard Class

LVIP American Growth Allocation Fund Service Class

LVIP American Growth Fund Service Class II

LVIP American Growth-Income Fund Service Class II

LVIP American Income Allocation Fund Standard Class

LVIP American International Fund Service Class II

LVIP American Preservation Fund Standard Class

LVIP American Preservation Fund Service Class

LVIP Baron Growth Opportunities Fund Standard Class

LVIP Baron Growth Opportunities Fund Service Class

LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class

LVIP BlackRock Dividend Value Managed Volatility Fund Service Class

LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class

LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class**

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class

LVIP BlackRock Inflation Protected Bond Fund Standard Class

LVIP BlackRock Inflation Protected Bond Fund Service Class

LVIP BlackRock Multi-Asset Income Fund Standard Class

LVIP BlackRock Multi-Asset Income Fund Service Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class**

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class

LVIP Blended Core Equity Managed Volatility Fund Standard Class

LVIP Blended Core Equity Managed Volatility Fund Service Class

LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class

LVIP Blended Large Cap Growth Managed Volatility Fund Service Class

LVIP Blended Mid Cap Managed Volatility Fund Standard Class

LVIP Blended Mid Cap Managed Volatility Fund Service Class

LVIP Clarion Global Real Estate Fund Standard Class

LVIP Clarion Global Real Estate Fund Service Class

LVIP ClearBridge Large Cap Managed Volatility Fund Service Class

LVIP Delaware Bond Fund Standard Class

LVIP Delaware Bond Fund Service Class

LVIP Delaware Diversified Floating Rate Fund Standard Class

LVIP Delaware Diversified Floating Rate Fund Service Class

LVIP Delaware Foundation Aggressive Allocation Fund Standard Class

LVIP Delaware Foundation Aggressive Allocation Fund Service Class

LVIP Delaware Foundation Conservative Allocation Fund Standard Class**

LVIP Delaware Foundation Conservative Allocation Fund Service Class**

LVIP Delaware Foundation Moderate Allocation Fund Standard Class**

LVIP Delaware Foundation Moderate Allocation Fund Service Class**

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Delaware Social Awareness Fund Standard Class

LVIP Delaware Social Awareness Fund Service Class

LVIP Delaware Special Opportunities Fund Standard Class**

LVIP Delaware Special Opportunities Fund Service Class

LVIP Dimensional International Equity Managed Volatility Fund Standard Class

LVIP Dimensional International Equity Managed Volatility Fund Service Class

LVIP Dimensional International Core Equity Fund Standard Class

LVIP Dimensional International Core Equity Fund Service Class

LVIP Dimensional U.S. Core Equity 1 Fund Standard Class

LVIP Dimensional U.S. Core Equity 1 Fund Service Class

LVIP Dimensional U.S. Core Equity 2 Fund Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund Service Class

LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class

LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class

LVIP Dimensional/Vanguard Total Bond Fund Standard Class

LVIP Dimensional/Vanguard Total Bond Fund Service Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class**

LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund Standard Class**

LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class

LVIP Franklin Templeton Value Managed Volatility Fund Standard Class

LVIP Franklin Templeton Value Managed Volatility Fund Service Class

LVIP Global Conservative Allocation Managed Risk Fund Standard Class

LVIP Global Conservative Allocation Managed Risk Fund Service Class

LVIP Global Growth Allocation Managed Risk Fund Standard Class

LVIP Global Growth Allocation Managed Risk Fund Service Class

LVIP Global Income Fund Standard Class

LVIP Global Income Fund Service Class

LVIP Global Moderate Allocation Managed Risk Fund Standard Class

LVIP Global Moderate Allocation Managed Risk Fund Service Class

LVIP Goldman Sachs Income Builder Fund Standard Class

LVIP Goldman Sachs Income Builder Fund Service Class

LVIP Government Money Market Fund Standard Class

LVIP Government Money Market Fund Service Class

LVIP Invesco Diversified Equity-Income Managed Volatility Fund Standard Class**

LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class

LVIP Invesco Select Equity Managed Volatility Fund Standard Class

LVIP Invesco Select Equity Managed Volatility Fund Service Class

LVIP JPMorgan High Yield Fund Standard Class

LVIP JPMorgan High Yield Fund Service Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class

LVIP Managed Risk Profile 2010 Fund Standard Class**

LVIP Managed Risk Profile 2010 Fund Service Class

LVIP Managed Risk Profile 2020 Fund Standard Class**

LVIP Managed Risk Profile 2020 Fund Service Class

LVIP Managed Risk Profile 2030 Fund Standard Class**

LVIP Managed Risk Profile 2030 Fund Service Class

LVIP Managed Risk Profile 2040 Fund Standard Class**

LVIP Managed Risk Profile 2040 Fund Service Class

LVIP MFS International Growth Fund Standard Class

LVIP MFS International Growth Fund Service Class

LVIP MFS International Equity Managed Volatility Fund Standard Class**

LVIP MFS International Equity Managed Volatility Fund Service Class

LVIP MFS Value Fund Standard Class

LVIP MFS Value Fund Service Class

LVIP Mondrian International Value Fund Standard Class

LVIP Mondrian International Value Fund Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class

LVIP PIMCO Low Duration Bond Fund Standard Class

LVIP PIMCO Low Duration Bond Fund Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Select Core Equity Managed Volatility Fund Standard Class

LVIP Select Core Equity Managed Volatility Fund Service Class

LVIP SSGA Bond Index Fund Standard Class

LVIP SSGA Bond Index Fund Service Class

LVIP SSGA Conservative Index Allocation Fund Standard Class**

LVIP SSGA Conservative Index Allocation Fund Service Class

LVIP SSGA Conservative Structured Allocation Fund Standard Class

LVIP SSGA Conservative Structured Allocation Fund Service Class

LVIP SSGA Developed International 150 Fund Standard Class

LVIP SSGA Developed International 150 Fund Service Class

LVIP SSGA Emerging Markets 100 Fund Standard Class

LVIP SSGA Emerging Markets 100 Fund Service Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class

LVIP SSGA International Index Fund Standard Class

LVIP SSGA International Index Fund Service Class

LVIP SSGA International Managed Volatility Fund Standard Class

LVIP SSGA International Managed Volatility Fund Service Class

LVIP SSGA Large Cap 100 Fund Standard Class

LVIP SSGA Large Cap 100 Fund Service Class

LVIP SSGA Large Cap Managed Volatility Fund Standard Class

LVIP SSGA Large Cap Managed Volatility Fund Service Class

LVIP SSGA Mid-Cap Index Fund Standard Class**

LVIP SSGA Mid-Cap Index Fund Service Class**

LVIP SSGA Moderate Index Allocation Fund Standard Class**

LVIP SSGA Moderate Index Allocation Fund Service Class

LVIP SSGA Moderate Structured Allocation Fund Standard Class

LVIP SSGA Moderate Structured Allocation Fund Service Class

LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class**

LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class

LVIP SSGA S&P 500 Index Fund Standard Class

LVIP SSGA S&P 500 Index Fund Service Class

LVIP SSGA Small-Cap Index Fund Standard Class

LVIP SSGA Small-Cap Index Fund Service Class

LVIP SSGA SMID Cap Managed Volatility Fund Standard Class

LVIP SSGA SMID Cap Managed Volatility Fund Service Class

LVIP SSGA Small-Mid Cap 200 Fund Standard Class

LVIP SSGA Small-Mid Cap 200 Fund Service Class

LVIP T. Rowe Price Growth Stock Fund Standard Class

LVIP T. Rowe Price Growth Stock Fund Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class

LVIP U.S. Growth Allocation Managed Risk Fund Standard Class

LVIP U.S. Growth Allocation Managed Risk Fund Service Class

LVIP Vanguard Domestic Equity ETF Fund Standard Class

LVIP Vanguard Domestic Equity ETF Fund Service Class

LVIP Vanguard International Equity ETF Fund Standard Class

LVIP Vanguard International Equity ETF Fund Service Class

LVIP Wellington Capital Growth Fund Standard Class**

LVIP Wellington Capital Growth Fund Service Class

LVIP Wellington Mid-Cap Value Fund Standard Class

LVIP Wellington Mid-Cap Value Fund Service Class

Lord Abbett Securities Trust (Lord Abbett):

Lord Abbett Bond Debenture Portfolio Class VC

Lord Abbett Developing Growth Portfolio Class VC

Lord Abbett Fundamental Equity Portfolio Class VC

Lord Abbett Short Duration Income Portfolio Class VC

MFS Variable Insurance Trust (MFS VIT):

MFS VIT Growth Series Initial Class

MFS VIT Growth Series Service Class

MFS VIT Total Return Series Initial Class

MFS VIT Total Return Series Service Class

MFS VIT Utilities Series Initial Class

MFS VIT Utilities Series Service Class

MFS Variable Insurance Trust II (MFS VIT II):

MFS VIT II Core Equity Portfolio Service Class

MFS VIT II International Value Series Initial Class

MFS VIT II International Value Series Service Class

Morgan Stanley Universal Institutional Funds (Morgan Stanley UIF):

Morgan Stanley UIF Growth Portfolio Class II

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT):

Neuberger Berman AMT Mid Cap Growth Portfolio I Class**

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class

Oppenheimer Variable Account Funds (Oppenheimer):

Oppenheimer Global Fund/VA Service Shares

Oppenheimer International Growth Fund/VA Non-Service Shares

Oppenheimer International Growth Fund/VA Service Shares

Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares

Oppenheimer Main Street Small Cap Fund/VA Service Shares

PIMCO Variable Insurance Trust (PIMCO VIT):

PIMCO VIT All Asset All Authority Portfolio Advisor Class

PIMCO VIT All Asset All Authority Portfolio Institutional Class

PIMCO VIT CommodityRealReturn Strategy Portfolio Administrative Class**

PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class

PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class

PIMCO VIT Emerging Markets Bond Portfolio Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio Institutional Class

PIMCO VIT Unconstrained Bond Portfolio Advisor Class

PIMCO VIT Unconstrained Bond Portfolio Institutional Class

Putnam Variable Trust (Putnam VT):

Putnam VT Absolute Return 500 Fund Class IA**

Putnam VT Absolute Return 500 Fund Class IB

Putnam VT George Putnam Balanced Fund Class IA**

Putnam VT George Putnam Balanced Fund Class IB**

Putnam VT Global Health Care Fund Class IA

Putnam VT Global Health Care Fund Class IB

Putnam VT Growth & Income Fund Class IB

Putnam VT Income Fund Class IA**

Putnam VT Income Fund Class IB

SEI Insurance Products Trust (SIPT):

SIPT VP Market Growth Strategy Fund Class II**

SIPT VP Market Growth Strategy Fund Class III

SIPT VP Market Plus Strategy Fund Class II**

SIPT VP Market Plus Strategy Fund Class III

The Universal Institutional Funds, Inc. (UIF):

UIF Global Infrastructure Portfolio Class I

UIF Global Infrastructure Portfolio Class II

VanEck VIP Trust:

VanEck VIP Global Hard Assets Fund Class S Shares

VanEck VIP Global Hard Assets Fund Initial Class Shares

Virtus Variable Insurance Trust (Virtus):

Virtus Equity Trend Series Class A

Virtus Equity Trend Series Class I**

Virtus Multi-Sector Fixed Income Series Class A

Virtus Multi-Sector Fixed Income Series Class I

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2016

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2016. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

ASC 946-10-15, "Financial Services- Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

Investment Fund Changes: During 2015, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2015, the 2015 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2015:

Alps|Red Rocks Listed Private Property Equity Portfolio Class I	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class
Alps|Stadion Tactical Growth Portfolio Class I	LVIP ClearBridge Large Cap Managed Volatility Fund Service Class
Alps|Stadion Tactical Growth Portfolio Class III	LVIP Dimensional International Core Equity Fund Standard Class
BlackRock iShares Alternative Strategies V.I. Fund Class I	LVIP Dimensional International Core Equity Fund Service Class
BlackRock iShares Alternative Strategies V.I. Fund Class III	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
Fidelity VIP Strategic Income Portfolio Initial Class	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
Fidelity VIP Strategic Income Portfolio Service Class 2	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
First Trust Dorsey Wright Tactical Core Portfolio Class I	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
JPMIT Global Allocation Portfolio Class 1	Putnam VT Global Health Care Fund Class IA
JPMIT Global Allocation Portfolio Class 2	Putnam VT Income Fund Class IA
JPMIT Income Builder Portfolio Class 1	Putnam VT Income Fund Class IB
JPMIT Income Builder Portfolio Class 2

Also during 2015, the following funds changed their names:

Previous Fund Name	New Fund Name
ABVPSF Global Thematic Growth Portfolio Class A	AB VPS Global Thematic Growth Portfolio Class A
ABVPSF Global Thematic Growth Portfolio Class B	AB VPS Global Thematic Growth Portfolio Class B
ABVPSF Growth and Income Portfolio Class A	AB VPS Growth and Income Portfolio Class A
ABVPSF Growth and Income Portfolio Class B	AB VPS Growth and Income Portfolio Class B
ABVPSF International Value Portfolio Class A	AB VPS International Value Portfolio Class A
ABVPSF International Value Portfolio Class B	AB VPS International Value Portfolio Class B
ABVPSF Large Cap Growth Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B
ABVPSF Small/Mid Cap Value Portfolio Class A	AB VPS Small/Mid Cap Value Portfolio Class A
ABVPSF Small/Mid Cap Value Portfolio Class B	AB VPS Small/Mid Cap Value Portfolio Class B
LVIP American Century VP Mid Cap Value RPM Fund Standard Class	LVIP American Century VP Mid Cap Value Managed Volatility Fund Standard Class
LVIP American Century VP Mid Cap Value RPM Fund Service Class	LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class
LVIP Managed Risk American Balanced Allocation Fund Standard Class	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
LVIP Managed Risk American Balanced Allocation Fund Service Class	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
LVIP Managed Risk American Growth Allocation Fund Standard Class	LVIP American Global Growth Allocation Managed Risk Fund Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Previous Fund Name	New Fund Name
LVIP Managed Risk American Growth Allocation Fund Service Class	LVIP American Global Growth Allocation Managed Risk Fund Service Class
LVIP BlackRock Emerging Markets RPM Fund Standard Class	LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class
LVIP BlackRock Emerging Markets RPM Fund Service Class	LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class
LVIP BlackRock Equity Dividend RPM Fund Standard Class	LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class
LVIP BlackRock Equity Dividend RPM Fund Service Class	LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class
LVIP BlackRock Global Allocation V.I. RPM Fund Standard Class	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class
LVIP BlackRock Global Allocation V.I. RPM Fund Service Class	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class
LVIP ClearBridge Variable Appreciation RPM Fund Standard Class	LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class
LVIP ClearBridge Variable Appreciation RPM Fund Service Class	LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class
LVIP Dimensional Non-U.S. Equity RPM Fund Standard Class	LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class
LVIP Dimensional Non-U.S. Equity RPM Fund Service Class	LVIP Dimensional International Core Equity Managed Volatility Fund Service Class
LVIP Delaware Growth and Income Fund Standard Class	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
LVIP Delaware Growth and Income Fund Service Class	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
LVIP Dimensional U.S. Equity RPM Fund Standard Class	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class
LVIP Dimensional U.S. Equity RPM Fund Service Class	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class
LVIP Franklin Mutual Shares RPM Fund Standard Class	LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class
LVIP Franklin Mutual Shares RPM Fund Service Class	LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class
LVIP Managed Risk Profile Conservative Fund Standard Class	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
LVIP Managed Risk Profile Conservative Fund Service Class	LVIP Global Conservative Allocation Managed Risk Fund Service Class
LVIP Managed Risk Profile Growth Fund Standard Class	LVIP Global Growth Allocation Managed Risk Fund Standard Class
LVIP Managed Risk Profile Growth Fund Service Class	LVIP Global Growth Allocation Managed Risk Fund Service Class
LVIP Managed Risk Profile Moderate Fund Standard Class	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
LVIP Managed Risk Profile Moderate Fund Service Class	LVIP Global Moderate Allocation Managed Risk Fund Service Class
LVIP Invesco Diversified Equity Income RPM Fund Standard Class	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Standard Class
LVIP Invesco Diversified Equity Income RPM Fund Service Class	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class
LVIP Invesco V.I. Comstock RPM Fund Standard Class	LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class
LVIP Invesco V.I. Comstock RPM Fund Service Class	LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class
LVIP Columbia Small-Mid Cap Growth RPM Fund Standard Class	LVIP Ivy Mid Cap Growth Managed Volatility Fund Standard Class
LVIP Columbia Small-Mid Cap Growth RPM Fund Service Class	LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class
LVIP JPMorgan Mid Cap Value RPM Fund Standard Class	LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class
LVIP JPMorgan Mid Cap Value RPM Fund Service Class	LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class
LVIP MFS International Growth RPM Fund Standard Class	LVIP MFS International Growth Managed Volatility Fund Standard Class
LVIP MFS International Growth RPM Fund Service Class	LVIP MFS International Growth Managed Volatility Fund Service Class
LVIP Multi-Manager Global Equity RPM Fund Standard Class	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
LVIP Multi-Manager Global Equity RPM Fund Service Class	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
LVIP SSgA Global Tactical Allocation RPM Fund Standard Class	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class
LVIP SSgA Global Tactical Allocation RPM Fund Service Class	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class
LVIP SSgA International RPM Fund Standard Class	LVIP SSgA International Managed Volatility Fund Standard Class
LVIP SSgA International RPM Fund Service Class	LVIP SSgA International Managed Volatility Fund Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Previous Fund Name	New Fund Name
LVIP SSgA Large Cap RPM Fund Standard Class	LVIP SSgA Large Cap Managed Volatility Fund Standard Class
LVIP SSgA Large Cap RPM Fund Service Class	LVIP SSgA Large Cap Managed Volatility Fund Service Class
LVIP SSgA Small-Cap RPM Fund Standard Class	LVIP SSgA Small-Cap Managed Volatility Fund Standard Class
LVIP SSgA Small-Cap RPM Fund Service Class	LVIP SSgA Small-Cap Managed Volatility Fund Service Class
LVIP Templeton Growth RPM Fund Standard Class	LVIP Templeton Growth Managed Volatility Fund Standard Class
LVIP Templeton Growth RPM Fund Service Class	LVIP Templeton Growth Managed Volatility Fund Service Class
LVIP UBS Large Cap Growth RPM Fund Standard Class	LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class
LVIP UBS Large Cap Growth RPM Fund Service Class	LVIP UBS Large Cap Growth Managed Volatility Fund Service Class
LVIP VIP Contrafund RPM Portfolio Standard Class	LVIP VIP Contrafund Managed Volatility Portfolio Standard Class
LVIP VIP Contrafund RPM Portfolio Service Class	LVIP VIP Contrafund Managed Volatility Portfolio Service Class
LVIP VIP Mid Cap RPM Portfolio Standard Class	LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class
LVIP VIP Mid Cap RPM Portfolio Service Class	LVIP VIP Mid Cap Managed Volatility Portfolio Service Class
LVIP Capital Growth Fund Standard Class	LVIP Wellington Capital Growth Fund Standard Class
LVIP Capital Growth Fund Service Class	LVIP Wellington Capital Growth Fund Service Class
LVIP Mid-Cap Value Fund Standard Class	LVIP Wellington Mid-Cap Value Fund Standard Class
LVIP Mid-Cap Value Fund Service Class	LVIP Wellington Mid-Cap Value Fund Service Class
Virtus VIT Premium AlphaSector Series Class A	Virtus VIT Equity Trend Series Class A
Virtus VIT Premium AlphaSector Series Class I	Virtus VIT Equity Trend Series Class I

Also during 2015, the MFS VIT Core Equity Series Service Class merged into the MFS VIT II Core Equity Portfolio Service Class.

During 2016, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2016, the 2016 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2016:

American Century VP Balanced Fund Class I	JPMorgan Insurance Trust Core Bond Portfolio Class 1
American Century VP Balanced Fund Class II	JPMorgan Insurance Trust Core Bond Portfolio Class 2
American Funds U.S. Government/AAA-Rated Securities Fund Class 4	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class
Columbia VP Commodity Strategy Fund Class 1	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
Columbia VP Commodity Strategy Fund Class 2	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class
Columbia VP Emerging Markets Bond Fund Class 1	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
Columbia VP Emerging Markets Bond Fund Class 2	LVIP Managed Risk Profile 2010 Fund Standard Class
Columbia VP Strategic Income Fund Class 1	LVIP Managed Risk Profile 2020 Fund Standard Class
Columbia VP Strategic Income Fund Class 2	LVIP Managed Risk Profile 2030 Fund Standard Class
Fidelity VIP Contrafund Portfolio Service Class	LVIP Managed Risk Profile 2040 Fund Standard Class
Fidelity VIP FundsManager 50% Portfolio Investor Class	LVIP SSGA Mid-Cap Index Fund Standard Class
Fidelity VIP FundsManager 50% Portfolio Service Class 2	LVIP SSGA Mid-Cap Index Fund Service Class
Fidelity VIP Growth Portfolio Service Class	Putnam VT George Putnam Balanced Fund Class IA
Fidelity VIP Overseas Portfolio Service Class	Putnam VT George Putnam Balanced Fund Class IB
First Trust Dorsey Wright Tactical Core Portfolio Class II	Templeton Growth VIP Fund Class 1

Also during 2016, the following funds changed their names:

Previous Fund Name	New Fund Name
Huntington VA Dividend Capture Fund	Catalyst Dividend Capture VA Fund
ClearBridge Variable Mid Cap Core Portfolio Class I	ClearBridge Variable Mid Cap Portfolio Class I
ClearBridge Variable Mid Cap Core Portfolio Class II	ClearBridge Variable Mid Cap Portfolio Class II
Goldman Sachs VIT Money Market Fund Institutional Class	Goldman Sachs VIT Government Money Market Fund Institutional Shares
Goldman Sachs VIT Money Market Fund Service Class	Goldman Sachs VIT Government Money Market Fund Service Shares
LVIP American Century VP Mid Cap Value Managed Volatility Fund Standard Class	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class	LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Previous Fund Name	New Fund Name
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	LVIP Blended Core Equity Managed Volatility Fund Standard Class
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	LVIP Blended Core Equity Managed Volatility Fund Service Class
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
LVIP Ivy Mid Cap Growth Managed Volatility Fund Standard Class	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	LVIP Blended Mid Cap Managed Volatility Fund Service Class
LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	LVIP Dimensional International Equity Managed Volatility Fund Service Class
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
LVIP Templeton Growth Managed Volatility Fund Standard Class	LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
LVIP Templeton Growth Managed Volatility Fund Service Class	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	LVIP Franklin Templeton Value Managed Volatility Fund Standard Class
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	LVIP Franklin Templeton Value Managed Volatility Fund Service Class
LVIP Money Market Fund Standard Class	LVIP Government Money Market Fund Standard Class
LVIP Money Market Fund Service Class	LVIP Government Money Market Fund Service Class
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	LVIP Invesco Select Equity Managed Volatility Fund Standard Class
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	LVIP Invesco Select Equity Managed Volatility Fund Service Class
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
LVIP MFS International Growth Managed Volatility Fund Standard Class	LVIP MFS International Equity Managed Volatility Fund Standard Class
LVIP MFS International Growth Managed Volatility Fund Service Class	LVIP MFS International Equity Managed Volatility Fund Service Class
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class	LVIP Select Core Equity Managed Volatility Fund Standard Class
LVIP VIP Contrafund Managed Volatility Portfolio Service Class	LVIP Select Core Equity Managed Volatility Fund Service Class
LVIP SSgA Bond Index Fund Standard Class	LVIP SSGA Bond Index Fund Standard Class
LVIP SSgA Bond Index Fund Service Class	LVIP SSGA Bond Index Fund Service Class
LVIP SSgA Conservative Index Allocation Fund Standard Class	LVIP SSGA Conservative Index Allocation Fund Standard Class
LVIP SSgA Conservative Index Allocation Fund Service Class	LVIP SSGA Conservative Index Allocation Fund Service Class
LVIP SSgA Conservative Structured Allocation Fund Standard Class	LVIP SSGA Conservative Structured Allocation Fund Standard Class
LVIP SSgA Conservative Structured Allocation Fund Service Class	LVIP SSGA Conservative Structured Allocation Fund Service Class
LVIP SSgA Developed International 150 Fund Standard Class	LVIP SSGA Developed International 150 Fund Standard Class
LVIP SSgA Developed International 150 Fund Service Class	LVIP SSGA Developed International 150 Fund Service Class
LVIP SSgA Emerging Markets 100 Fund Standard Class	LVIP SSGA Emerging Markets 100 Fund Standard Class
LVIP SSgA Emerging Markets 100 Fund Service Class	LVIP SSGA Emerging Markets 100 Fund Service Class
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
LVIP SSgA International Index Fund Standard Class	LVIP SSGA International Index Fund Standard Class
LVIP SSgA International Index Fund Service Class	LVIP SSGA International Index Fund Service Class
LVIP SSgA International Managed Volatility Fund Standard Class	LVIP SSGA International Managed Volatility Fund Standard Class
LVIP SSgA International Managed Volatility Fund Service Class	LVIP SSGA International Managed Volatility Fund Service Class
LVIP SSgA Large Cap 100 Fund Standard Class	LVIP SSGA Large Cap 100 Fund Standard Class
LVIP SSgA Large Cap 100 Fund Service Class	LVIP SSGA Large Cap 100 Fund Service Class
LVIP SSgA Large Cap Managed Volatility Fund Standard Class	LVIP SSGA Large Cap Managed Volatility Fund Standard Class
LVIP SSgA Large Cap Managed Volatility Fund Service Class	LVIP SSGA Large Cap Managed Volatility Fund Service Class
LVIP SSgA Moderate Index Allocation Fund Standard Class	LVIP SSGA Moderate Index Allocation Fund Standard Class
LVIP SSgA Moderate Index Allocation Fund Service Class	LVIP SSGA Moderate Index Allocation Fund Service Class

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Previous Fund Name	New Fund Name
LVIP SSgA Moderate Structured Allocation Fund Standard Class	LVIP SSGA Moderate Structured Allocation Fund Standard Class
LVIP SSgA Moderately Aggressive Index Allocation Fund Standard Class	LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
LVIP SSgA Moderately Aggressive Structured Allocation Fund Standard Class	LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class
LVIP SSgA S&P 500 Index Fund Standard Class	LVIP SSGA S&P 500 Index Fund Standard Class
LVIP SSgA S&P 500 Index Fund Service Class	LVIP SSGA S&P 500 Index Fund Service Class
LVIP SSgA Small-Cap Index Fund Standard Class	LVIP SSGA Small-Cap Index Fund Standard Class
LVIP SSgA Small-Cap Index Fund Service Class	LVIP SSGA Small-Cap Index Fund Service Class
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	LVIP SSGA SMID Cap Managed Volatility Fund Service Class
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	LVIP SSGA Small-Mid Cap 200 Fund Standard Class
LVIP SSgA Small-Mid Cap 200 Fund Service Class	LVIP SSGA Small-Mid Cap 200 Fund Service Class

During 2016, the Ivy Funds Variable Insurance Portfolios fund family changed their name to Ivy Variable Insurance Portfolios and the Van Eck VIP Trust fund family changed their name to VanEck VIP Trust.

Also during 2016, the following funds ceased to be available as investment options to Variable Account contract owners:

LVIP AQR Enhanced Global Strategies Fund Standard Class	Transparent Value Directional Allocation VI Portfolio Class I
LVIP AQR Enhanced Global Strategies Fund Service Class	Transparent Value Directional Allocation VI Portfolio Class II
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class

During 2016, the following fund mergers occurred:

Fund Acquired	Acquiring Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	LVIP Blended Mid Cap Managed Volatility Fund Service Class
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	LVIP Blended Mid Cap Managed Volatility Fund Service Class
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	LVIP SSGA International Managed Volatility Fund Standard Class
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	LVIP SSGA International Managed Volatility Fund Service Class

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the thirty-one contract types within the Variable Account:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis).

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

•  Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus II at a daily rate of .0035616% to .0082192% (1.30% to 3.00% on an annual basis).

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis).

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis).

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis).

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis).

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis).

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis).

•  Lincoln ChoicePlus Rollover at a daily rate of .0027397% to .0078082% (1.00% to 2.85% on an annual basis).

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis).

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis).

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis).

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis).

•  Lincoln Investor Advantage B-Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis).

•  Lincoln Investor Advantage C-Share at a daily rate of .0026027% to .0045205% (.95% to 1.65% on an annual basis).

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis).

•  Lincoln Investor Advantage RIA at a daily rate of .0006849% to .0021918% (.25% to .80% on an annual basis).

During May, 2013, the fund replacements listed below occurred in certain products. The replacement funds have higher fund expenses than the funds they replaced, so the Company enacted a mortality and expense guarantee (M&E) reduction to ensure that overall fund expenses were the same after the replacement. The M&E reduction ended during May, 2016. The fund replacement was as follows:

Previous Fund Name	Replacement Fund Name	M&E Reduction
ABVPSF International Value Class B Portfolio	LVIP Mondrian International Value Service Class Fund	0.02%
American Century VP Inflation Protection Class II Fund	LVIP BlackRock Inflation Protected Bond Service Class Fund	0.06%

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2016 and 2015 were $438,762,490 and $401,546,872, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2016 and 2015, sales charges amounted to $1,477,396 and $2,604,231, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2016, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio Class B
	2016		0.65%	3.15%	$4.77	$18.73	2,134,613	$24,562,976	-3.76%	-1.52%	0.00%
	2015		0.65%	2.95%	4.90	19.25	2,488,790	29,135,815	-0.34%	1.98%	0.00%
	2014		0.65%	2.95%	4.86	19.11	2,705,522	28,692,905	1.76%	4.13%	0.00%
	2013		0.65%	2.95%	4.72	18.57	3,028,771	30,284,841	19.36%	22.13%	0.02%
	2012		0.65%	2.95%	3.91	15.39	2,753,447	24,004,879	9.95%	12.51%	0.00%
AB VPS Growth and Income Portfolio Class B
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.11%
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.48%
	2012		0.65%	3.15%	9.81	16.81	11,502,329	150,854,074	13.84%	16.49%	1.33%
AB VPS International Value Portfolio Class B
	2016		1.55%	1.55%	7.53	7.53	326	2,454	-2.31%	-2.31%	0.74%
	2015		1.55%	1.90%	7.45	7.71	666	5,045	0.47%	0.82%	1.70%
	2014		1.55%	1.90%	7.41	7.64	678	5,099	-8.21%	-7.88%	3.17%
	2013		1.30%	1.30%	8.45	8.45	15	128	21.14%	21.14%	2.73%
	2012		0.65%	3.20%	6.05	10.98	28,812,602	197,847,060	10.60%	13.45%	1.39%
AB VPS Large Cap Growth Portfolio Class B
	2016		1.30%	2.80%	10.33	24.62	698,118	9,426,032	-0.47%	1.03%	0.00%
	2015		1.30%	2.80%	10.27	24.37	772,531	10,319,207	7.79%	9.42%	0.00%
	2014		1.30%	2.80%	9.44	22.27	848,639	10,433,388	10.70%	12.37%	0.00%
	2013		1.30%	2.80%	8.44	19.82	909,766	10,154,434	33.22%	35.23%	0.00%
	2012		1.30%	2.80%	6.27	14.65	1,054,995	8,789,778	13.10%	14.72%	0.03%
AB VPS Small/Mid Cap Value Portfolio Class A
	2016		0.40%	0.80%	12.30	12.30	31,088	382,005	24.59%	24.59%	0.71%
	2015		0.40%	0.40%	9.87	9.87	7,880	77,770	-5.86%	-5.86%	0.80%
	2014	7/24/14	0.40%	0.80%	10.46	10.48	5,516	57,825	1.02%	1.76%	0.31%
AB VPS Small/Mid Cap Value Portfolio Class B
	2016		0.30%	3.20%	12.25	41.47	6,394,531	191,725,194	20.86%	24.42%	0.32%
	2015		0.30%	3.20%	14.11	33.70	6,850,862	167,462,421	-8.67%	-6.26%	0.51%
	2014		0.60%	3.20%	15.45	36.24	7,291,406	194,269,675	5.51%	8.24%	0.46%
	2013		0.65%	3.20%	14.64	33.83	8,139,879	205,119,410	33.30%	36.74%	0.44%
	2012		0.65%	3.20%	11.00	25.04	7,832,184	143,146,719	14.80%	17.70%	0.29%
Alps|Alerian Energy Infrastructure Portfolio Class I
	2016		0.40%	0.80%	8.95	9.04	26,684	241,029	40.26%	40.83%	2.24%
	2015		0.40%	0.80%	6.42	6.42	28,281	181,504	-37.96%	-37.96%	0.85%
	2014	7/24/14	0.40%	0.40%	10.35	10.35	11,325	117,205	-6.09%	-6.09%	0.92%
Alps|Alerian Energy Infrastructure Portfolio Class III
	2016		0.30%	1.65%	8.65	8.97	624,350	5,468,502	38.49%	40.37%	2.41%
	2015		0.30%	1.65%	6.25	6.39	379,465	2,388,413	-38.94%	-38.11%	0.93%
	2014	7/2/14	0.30%	1.65%	10.23	10.32	187,200	1,921,367	-6.49%	-0.84%	0.21%
Alps|Red Rocks Listed Private Equity Portfolio Class I
	2016	3/7/16	0.40%	0.80%	9.89	9.96	2,705	26,876	7.06%	12.99%	3.90%
Alps|Red Rocks Listed Private Equity Portfolio Class III
	2016		0.30%	1.65%	9.72	9.94	556,329	5,435,000	6.21%	7.65%	0.82%
	2015	5/26/15	0.30%	1.65%	9.15	9.23	373,631	3,424,521	-10.07%	-8.81%	0.16%
Alps|Stadion Tactical Defensive Portfolio Class I
	2016		0.40%	0.80%	10.59	10.59	5,276	55,445	11.01%	11.01%	0.00%
	2015		0.40%	0.40%	9.54	9.54	870	8,312	-9.71%	-9.71%	0.20%
	2014	12/26/14	0.40%	0.40%	10.57	10.57	7,749	81,904	-1.30%	-1.30%	0.00%
Alps|Stadion Tactical Defensive Portfolio Class III
	2016		0.30%	1.65%	10.16	10.33	439,298	4,509,989	9.00%	9.60%	0.00%
	2015		1.10%	1.65%	9.32	9.43	566,375	5,324,167	-10.83%	-10.34%	0.12%
	2014	7/17/14	1.10%	1.65%	10.46	10.51	72,836	764,872	-0.67%	2.46%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Alps|Stadion Tactical Growth Portfolio Class III
	2016		0.30%	1.65%	$10.10	$10.33	390,479	$3,972,301	7.43%	8.89%	0.33%
	2015	5/27/15	0.30%	1.65%	9.41	9.49	145,628	1,373,696	-6.37%	-2.92%	0.00%
American Century VP Balanced Fund Class II
	2016	5/25/16	0.30%	3.05%	10.29	10.48	1,761,279	18,291,592	-1.16%	6.73%	0.79%
American Century VP Inflation Protection Fund Class II
	2016	1/22/16	2.15%	2.15%	11.92	11.92	2,283	27,225	-2.86%	-2.86%	1.66%
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.34%
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.66%
	2012		0.65%	3.15%	11.15	14.52	34,203,692	473,044,643	4.06%	6.69%	2.41%
American Funds Asset Allocation Fund Class 1
	2016		0.40%	1.95%	11.49	15.84	944,992	13,813,111	7.57%	9.25%	3.09%
	2015		0.40%	1.95%	10.52	14.53	284,659	3,379,682	-0.32%	1.24%	2.84%
	2014		0.40%	1.95%	13.69	14.22	81,493	1,083,366	3.62%	4.72%	1.91%
	2013	5/28/13	0.90%	1.95%	13.21	13.58	44,228	597,313	8.28%	8.96%	1.64%
American Funds Asset Allocation Fund Class 4
	2016		0.30%	1.65%	10.98	11.38	7,898,429	87,672,209	7.38%	8.84%	1.58%
	2015		0.30%	1.65%	10.22	10.45	4,522,223	46,560,007	-0.51%	0.84%	3.01%
	2014	7/11/14	0.30%	1.65%	10.28	10.37	488,562	5,036,627	0.73%	2.37%	2.97%
American Funds Blue Chip Income and Growth Fund Class 1
	2016		0.40%	1.90%	12.63	18.66	215,617	3,345,018	16.82%	18.58%	2.32%
	2015		0.40%	1.90%	10.65	15.77	183,536	2,465,234	-4.55%	-3.11%	2.26%
	2014		0.40%	1.90%	15.55	16.30	168,673	2,328,817	13.51%	15.00%	4.84%
	2013		0.60%	1.90%	13.70	14.18	69,801	971,653	30.75%	32.46%	2.55%
	2012	3/1/12	0.60%	1.90%	10.48	10.70	51,725	545,963	1.54%	8.47%	2.91%
American Funds Blue Chip Income and Growth Fund Class 4
	2016		0.30%	1.65%	12.07	12.51	1,606,020	19,617,556	16.56%	18.14%	2.14%
	2015		0.30%	1.65%	10.36	10.59	952,751	9,935,928	-4.79%	-3.50%	2.57%
	2014	6/27/14	0.30%	1.65%	10.88	10.97	270,432	2,949,193	-0.94%	7.83%	6.32%
American Funds Bond Fund Class 1
	2016		0.60%	1.90%	10.57	11.37	323,939	3,654,693	1.33%	2.65%	2.06%
	2015		0.60%	1.90%	10.43	11.08	219,347	2,408,720	-1.44%	-0.16%	2.03%
	2014		0.60%	1.90%	10.59	11.10	184,166	2,028,548	3.60%	4.95%	2.53%
	2013		0.60%	1.90%	10.27	10.57	78,093	818,840	-3.54%	-2.47%	4.51%
	2012	5/31/12	0.60%	1.70%	10.65	10.84	9,154	97,818	0.67%	2.23%	3.29%
American Funds Capital Income Builder Fund Class 1
	2016		0.40%	1.70%	9.81	10.15	90,463	916,505	2.41%	3.75%	3.55%
	2015		0.40%	1.70%	9.75	9.78	36,108	352,892	-1.82%	-1.62%	3.01%
	2014	8/13/14	0.40%	0.60%	9.93	9.95	11,785	117,203	-0.92%	-0.63%	1.21%
American Funds Capital Income Builder Fund Class 4
	2016		0.30%	1.65%	9.70	10.05	2,709,830	26,593,272	2.09%	3.47%	2.92%
	2015		0.30%	1.65%	9.50	9.71	1,345,855	12,866,136	-3.40%	-2.09%	2.72%
	2014	7/11/14	0.30%	1.65%	9.83	9.92	331,104	3,264,170	-2.81%	2.10%	1.46%
American Funds Global Balanced Fund Class 1
	2016		0.60%	0.65%	12.53	12.56	44,349	555,860	4.05%	4.11%	2.23%
	2015		0.60%	1.70%	11.47	12.07	26,192	314,361	-2.36%	-1.28%	1.25%
	2014		0.60%	1.70%	11.75	12.22	28,351	344,386	0.15%	1.26%	1.55%
	2013		0.60%	1.70%	12.06	12.07	19,898	236,081	11.84%	11.89%	3.54%
	2012	5/31/12	0.60%	0.65%	10.78	10.79	2,753	29,698	10.94%	12.34%	2.52%
American Funds Global Bond Fund Class 1
	2016		0.60%	2.15%	9.39	10.25	219,952	2,222,585	0.73%	2.31%	0.82%
	2015		0.60%	2.15%	9.32	10.02	180,752	1,783,495	-5.79%	-4.32%	0.09%
	2014		0.60%	2.15%	9.90	10.47	159,471	1,649,036	-0.45%	1.10%	1.84%
	2013		0.60%	2.15%	10.06	10.35	107,161	1,097,950	-4.05%	-2.99%	0.00%
	2012	3/26/12	0.60%	1.70%	10.48	10.67	27,264	289,169	-0.10%	3.57%	4.08%
American Funds Global Discovery Fund Class 1
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.49%
	2012	7/18/12	0.65%	0.65%	10.54	10.54	2,542	26,800	8.58%	8.58%	1.04%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Growth Fund Class 1
	2016		0.40%	1.90%	$11.00	$22.26	120,828	$2,168,663	-1.03%	0.47%	1.14%
	2015		0.40%	1.90%	11.00	22.20	103,598	1,966,526	5.22%	6.81%	1.54%
	2014		0.40%	1.90%	16.32	20.76	53,456	929,867	0.84%	1.85%	1.74%
	2013		0.65%	1.65%	20.38	20.38	9,962	180,670	28.67%	28.67%	2.64%
	2012	12/17/12	0.65%	0.65%	15.84	15.84	477	7,558	0.77%	0.77%	0.61%
American Funds Global Growth Fund Class 2
	2016		0.65%	3.15%	13.55	23.71	13,247,007	273,063,601	-2.50%	-0.03%	0.83%
	2015		0.65%	3.15%	13.90	23.87	14,297,446	299,327,181	3.62%	6.24%	1.01%
	2014		0.65%	3.15%	13.41	22.62	15,062,955	300,070,833	-0.86%	1.65%	1.13%
	2013		0.65%	3.15%	13.53	22.40	16,531,915	328,814,702	25.17%	28.34%	1.22%
	2012		0.65%	3.15%	10.81	17.56	18,726,406	294,366,132	18.76%	21.77%	0.88%
American Funds Global Growth Fund Class 4
	2016		0.30%	1.65%	10.62	11.00	1,566,169	16,824,684	-1.27%	0.07%	0.69%
	2015		0.30%	1.65%	10.75	11.00	1,199,771	12,998,542	4.94%	6.37%	1.81%
	2014	7/7/14	0.30%	1.65%	10.25	10.34	166,172	1,707,623	-2.09%	6.92%	1.88%
American Funds Global Growth and Income Fund Class 1
	2016		0.60%	1.90%	13.50	14.53	102,601	1,471,459	5.59%	6.97%	2.57%
	2015		0.60%	1.90%	12.79	13.58	61,907	828,333	-3.00%	-1.73%	2.46%
	2014		0.60%	1.90%	13.18	13.82	39,804	541,529	4.00%	5.36%	4.40%
	2013	5/31/13	0.60%	1.90%	12.68	13.12	13,187	169,168	3.15%	11.86%	7.06%
American Funds Global Small Capitalization Fund Class 1
	2016		0.40%	1.90%	10.26	20.57	72,209	1,145,718	0.42%	1.94%	0.61%
	2015		0.40%	1.90%	10.18	20.22	43,539	713,056	-1.39%	0.10%	0.00%
	2014		0.40%	1.90%	12.12	20.24	38,850	647,274	0.43%	1.74%	0.56%
	2013	3/18/13	0.60%	1.90%	12.07	19.90	9,572	171,321	3.23%	18.71%	0.36%
American Funds Global Small Capitalization Fund Class 2
	2016		0.60%	3.15%	10.95	33.61	21,300,578	378,822,041	-1.07%	1.49%	0.22%
	2015		0.60%	3.15%	11.07	33.54	22,851,469	407,238,808	-2.84%	-0.38%	0.00%
	2014		0.65%	3.15%	11.39	34.07	24,595,417	444,106,901	-1.04%	1.46%	0.12%
	2013		0.65%	3.15%	11.51	33.99	25,652,712	468,775,881	24.30%	27.45%	0.86%
	2012		0.65%	3.15%	9.26	26.99	28,256,850	412,911,878	14.52%	17.41%	1.34%
American Funds Global Small Capitalization Fund Class 4
	2016		0.30%	1.65%	9.91	10.26	505,637	5,070,326	0.18%	1.54%	0.10%
	2015		0.30%	1.65%	9.89	9.98	449,566	4,478,298	-1.66%	-1.11%	0.00%
	2014	7/10/14	1.10%	1.65%	10.05	10.09	109,654	1,105,353	-3.11%	0.33%	0.15%
American Funds Growth Fund Class 1
	2016		0.40%	2.15%	12.47	27.00	385,511	8,098,393	7.43%	9.32%	1.04%
	2015		0.40%	2.15%	11.53	24.75	295,072	5,907,860	4.84%	6.69%	0.88%
	2014		0.40%	2.15%	15.57	23.24	265,323	5,209,877	6.47%	8.14%	1.77%
	2013		0.60%	2.15%	20.43	21.43	95,918	1,854,888	28.24%	29.59%	2.17%
	2012	7/18/12	0.65%	1.70%	15.93	16.54	11,356	181,628	6.66%	8.59%	0.86%
American Funds Growth Fund Class 2
	2016		0.60%	3.20%	15.70	31.38	59,105,003	1,372,744,558	6.04%	8.83%	0.70%
	2015		0.60%	3.20%	14.74	29.19	66,210,229	1,430,702,928	3.49%	6.22%	0.58%
	2014		0.60%	3.20%	14.09	27.83	77,008,391	1,582,205,164	5.09%	7.86%	0.76%
	2013		0.60%	3.20%	13.22	26.12	88,916,417	1,713,280,045	26.01%	29.26%	0.91%
	2012		0.65%	3.20%	10.35	20.46	104,648,159	1,577,540,044	14.24%	17.13%	0.76%
American Funds Growth Fund Class 4
	2016		0.30%	1.65%	12.03	12.47	4,279,096	52,085,976	7.43%	8.89%	0.62%
	2015		0.30%	1.65%	11.20	11.45	2,619,327	29,556,538	4.84%	6.26%	1.19%
	2014	7/11/14	0.30%	1.65%	10.68	10.78	689,230	7,385,095	1.48%	8.58%	1.88%
American Funds Growth-Income Fund Class 1
	2016		0.40%	1.90%	12.12	25.89	192,831	4,355,827	9.70%	11.36%	1.80%
	2015		0.40%	1.90%	10.88	23.30	144,584	2,966,116	-0.20%	1.31%	1.56%
	2014		0.40%	1.90%	16.68	23.04	136,191	2,917,443	8.82%	10.24%	1.91%
	2013		0.60%	1.90%	20.84	20.84	42,509	857,590	32.95%	32.95%	4.20%
	2012	12/17/12	0.65%	0.65%	15.68	15.68	480	7,525	0.14%	0.14%	0.87%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Growth-Income Fund Class 2
	2016		0.60%	3.20%	$15.13	$27.51	88,817,914	$1,856,720,868	8.01%	10.86%	1.33%
	2015		0.60%	3.20%	13.95	25.13	97,917,131	1,864,034,886	-1.74%	0.85%	1.27%
	2014		0.60%	3.20%	14.13	25.23	108,518,744	2,071,195,590	7.15%	9.98%	1.25%
	2013		0.60%	3.20%	13.13	23.23	123,574,320	2,169,089,785	29.30%	32.71%	1.32%
	2012		0.60%	3.20%	10.11	17.73	141,043,265	1,889,206,205	13.84%	16.78%	1.59%
American Funds Growth-Income Fund Class 4
	2016		0.30%	1.65%	11.57	11.99	2,971,117	34,742,603	9.44%	10.92%	1.38%
	2015		0.30%	1.65%	10.57	10.81	1,933,530	20,582,982	-0.45%	0.91%	2.25%
	2014	7/11/14	0.30%	1.65%	10.62	10.71	429,293	4,572,408	1.70%	7.62%	2.87%
American Funds High-Income Bond Fund Class 1
	2016		0.60%	1.90%	11.69	12.58	105,363	1,306,921	15.61%	17.13%	6.43%
	2015		0.60%	1.90%	10.11	10.74	84,527	894,088	-8.70%	-7.50%	6.45%
	2014		0.60%	1.90%	11.07	11.61	67,751	777,749	-1.09%	0.20%	7.05%
	2013		0.60%	1.90%	11.19	11.58	30,666	350,547	4.88%	6.26%	9.56%
	2012	3/26/12	0.60%	1.90%	10.67	10.90	15,785	170,366	0.25%	7.13%	15.17%
American Funds International Fund Class 1
	2016		0.40%	1.90%	9.36	15.86	275,577	3,500,191	2.03%	3.37%	1.63%
	2015		0.40%	1.70%	9.09	15.37	250,441	3,084,558	-5.87%	-4.64%	2.18%
	2014		0.40%	1.70%	15.19	16.15	150,309	2,008,634	-4.05%	-2.99%	2.73%
	2013		0.60%	1.70%	15.83	15.83	28,752	466,616	19.85%	19.85%	2.40%
	2012	8/7/12	1.70%	1.70%	13.21	13.21	12,512	165,249	8.46%	8.46%	1.63%
American Funds International Fund Class 2
	2016		0.65%	3.15%	9.93	24.73	40,061,459	629,030,458	0.32%	2.86%	1.24%
	2015		0.65%	3.15%	9.89	24.33	43,059,631	664,730,962	-7.49%	-5.14%	1.49%
	2014		0.65%	3.15%	10.69	25.96	44,124,291	729,574,567	-5.67%	-3.28%	1.38%
	2013		0.65%	3.15%	11.34	27.16	44,360,488	778,437,194	17.86%	20.85%	1.36%
	2012		0.65%	3.15%	9.62	22.75	46,582,914	700,805,428	14.25%	17.14%	1.49%
American Funds International Fund Class 4
	2016		0.30%	1.65%	9.03	9.35	1,691,788	15,447,183	1.53%	2.91%	1.33%
	2015		0.30%	1.65%	8.89	9.09	1,206,889	10,804,545	-6.31%	-5.04%	2.06%
	2014	7/8/14	0.30%	1.65%	9.49	9.57	318,221	3,027,225	-6.56%	2.94%	3.02%
American Funds International Growth and Income Fund Class 1
	2016		0.60%	2.15%	10.19	11.12	129,412	1,418,750	-0.45%	1.10%	2.55%
	2015		0.60%	2.15%	10.23	10.99	138,132	1,501,645	-7.35%	-5.91%	2.33%
	2014		0.60%	2.15%	11.05	11.68	132,517	1,533,911	-4.99%	-3.51%	3.51%
	2013	3/18/13	0.60%	2.15%	11.63	12.11	68,436	818,062	2.18%	14.51%	5.76%
American Funds Managed Risk Asset Allocation Fund Class P1
	2016		0.60%	1.70%	12.70	13.26	91,744	1,208,325	5.76%	6.87%	1.52%
	2015		0.65%	1.70%	12.41	12.41	71,784	889,748	-1.48%	-1.48%	1.89%
	2014		0.65%	0.65%	12.59	12.59	59,551	749,950	2.58%	2.58%	0.31%
	2013	5/20/13	0.65%	0.65%	12.28	12.28	31,059	381,308	7.24%	7.24%	2.06%
American Funds Managed Risk Asset Allocation Fund Class P2
	2016		1.30%	2.85%	12.00	12.77	5,432,934	68,793,798	4.31%	5.89%	1.22%
	2015		1.30%	2.80%	11.60	12.06	2,593,237	31,081,934	-3.56%	-2.35%	1.73%
	2014	8/20/14	1.30%	2.55%	12.03	12.35	511,562	6,299,380	-1.32%	3.75%	0.10%
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1
	2016		0.60%	1.70%	11.87	12.35	12,154	147,587	11.86%	13.09%	1.74%
	2015		0.60%	1.70%	10.61	10.92	6,877	73,829	-8.64%	-7.63%	0.56%
	2014		0.60%	1.70%	11.82	11.82	8,638	101,228	7.93%	7.93%	4.48%
	2013	9/9/13	0.60%	0.60%	10.96	10.96	1,111	12,177	9.23%	9.23%	1.52%
American Funds Managed Risk Growth Fund Class P1
	2016		0.60%	0.90%	11.60	11.60	10,212	117,497	2.27%	2.27%	0.49%
	2015		0.60%	0.60%	11.34	11.34	1,886	21,404	0.45%	0.45%	0.00%
	2014		0.60%	1.70%	11.09	11.09	6,172	68,833	0.46%	0.46%	1.05%
	2013	11/14/13	1.70%	1.70%	11.04	11.04	4,637	51,202	3.51%	3.51%	0.65%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Managed Risk Growth-Income Fund Class P1
	2016		0.65%	1.70%	$11.46	$11.91	2,079	$24,076	4.70%	5.81%	1.34%
	2015		0.65%	1.70%	10.95	11.25	2,157	23,786	-4.90%	-3.90%	0.32%
	2014		0.65%	1.70%	11.71	11.71	2,307	26,676	4.18%	4.18%	2.58%
	2013	12/16/13	0.65%	0.65%	11.24	11.24	558	6,275	3.40%	3.40%	0.98%
American Funds Managed Risk International Fund Class P1
	2016		0.60%	0.90%	9.07	9.07	4,732	42,593	-3.17%	-3.17%	1.03%
	2015		0.60%	0.65%	9.37	9.37	5,906	55,274	-6.68%	-6.68%	0.01%
	2014	3/10/14	0.60%	0.60%	10.04	10.04	1,359	13,648	-4.08%	-4.08%	1.37%
American Funds Mortgage Fund Class 1
	2016		0.40%	1.90%	10.44	11.20	34,430	373,841	0.57%	2.09%	2.10%
	2015		0.40%	1.90%	10.38	11.00	23,448	250,122	0.16%	1.68%	1.55%
	2014		0.40%	1.90%	10.37	10.85	26,208	276,226	3.56%	4.86%	0.90%
	2013		0.65%	1.90%	10.01	10.34	31,044	314,793	-3.26%	-2.05%	1.29%
	2012	6/22/12	0.65%	1.90%	10.35	10.56	14,108	147,411	-0.50%	0.49%	0.80%
American Funds Mortgage Fund Class 4
	2016		0.30%	1.65%	10.13	10.50	450,667	4,621,446	0.34%	1.70%	1.19%
	2015		0.30%	1.65%	10.10	10.19	471,125	4,794,465	-0.04%	0.51%	3.90%
	2014	7/24/14	1.10%	1.65%	10.10	10.14	5,213	52,828	0.65%	0.94%	1.37%
American Funds New World Fund Class 1
	2016		0.40%	2.15%	9.20	10.35	297,012	2,941,699	3.35%	5.17%	1.07%
	2015		0.40%	2.15%	8.79	9.86	217,610	2,068,339	-5.02%	-3.34%	0.87%
	2014		0.40%	2.15%	9.67	10.23	165,600	1,645,697	-9.60%	-8.19%	1.59%
	2013		0.60%	2.15%	10.76	11.12	62,079	681,495	9.56%	10.94%	3.86%
	2012	6/22/12	0.65%	1.90%	9.82	10.03	2,740	27,382	15.20%	16.03%	1.74%
American Funds New World Fund Class 4
	2016		0.30%	1.65%	8.88	9.21	1,618,886	14,556,375	3.32%	4.73%	0.66%
	2015		0.30%	1.65%	8.60	8.79	1,131,422	9,799,068	-4.96%	-3.66%	0.68%
	2014	6/30/14	0.30%	1.65%	9.05	9.13	229,661	2,083,507	-13.72%	-2.61%	2.44%
American Funds U.S. Government/AAA-Rated Securities Fund Class 1
	2016		0.60%	1.90%	10.27	11.04	22,590	246,784	-0.47%	0.83%	1.69%
	2015		0.60%	1.90%	10.32	10.95	11,804	127,303	0.01%	1.32%	1.29%
	2014		0.60%	1.90%	10.31	10.81	17,594	186,388	3.26%	4.61%	1.14%
	2013		0.60%	1.90%	9.99	10.33	26,690	270,577	-4.70%	-3.45%	1.34%
	2012	5/31/12	0.60%	1.90%	10.48	10.70	6,133	64,936	-0.37%	0.30%	1.57%
BlackRock Global Allocation V.I. Fund Class I
	2016		0.40%	1.90%	10.32	15.86	264,557	3,731,880	2.15%	3.70%	1.34%
	2015		0.40%	1.90%	9.95	15.33	211,287	2,832,358	-2.58%	-1.11%	1.40%
	2014		0.40%	1.90%	11.85	15.53	95,187	1,443,873	0.19%	1.50%	2.77%
	2013		0.60%	1.90%	15.10	15.30	61,891	937,866	13.73%	14.07%	2.74%
	2012	9/4/12	0.60%	0.90%	13.28	13.41	5,032	67,220	-0.04%	3.55%	4.39%
BlackRock Global Allocation V.I. Fund Class III
	2016		0.30%	3.20%	10.28	15.51	78,755,721	1,118,809,230	0.54%	3.49%	1.10%
	2015		0.30%	3.20%	9.93	15.03	86,148,478	1,199,215,935	-4.12%	-1.30%	1.03%
	2014		0.30%	3.20%	11.12	15.29	91,977,049	1,314,829,729	-1.28%	1.27%	2.17%
	2013		0.60%	3.20%	11.26	15.13	97,802,754	1,396,151,367	10.81%	13.73%	1.06%
	2012		0.60%	3.20%	10.16	13.30	99,634,318	1,265,422,400	6.51%	9.31%	1.54%
BlackRock iShares Alternative Strategies V.I. Fund Class I
	2016	3/16/16	0.40%	0.40%	10.02	10.02	931	9,323	2.07%	2.07%	2.49%
BlackRock iShares Alternative Strategies V.I. Fund Class III
	2016		0.30%	1.65%	9.77	10.00	338,852	3,328,776	4.48%	5.90%	4.59%
	2015	5/26/15	0.30%	1.65%	9.35	9.44	54,935	515,429	-5.32%	-3.32%	6.31%
Catalyst Dividend Capture VA Fund
	2016		1.10%	2.20%	13.37	14.22	98,442	1,382,651	4.64%	5.80%	4.43%
	2015		1.10%	2.20%	12.77	13.44	89,058	1,182,870	-5.17%	-4.11%	4.15%
	2014		1.10%	2.20%	13.47	14.02	100,138	1,389,923	7.76%	8.95%	5.21%
	2013		1.10%	2.20%	12.50	12.87	104,189	1,331,206	17.35%	18.65%	3.04%
	2012		1.10%	2.20%	10.65	10.84	105,834	1,143,254	9.04%	10.19%	4.76%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ClearBridge Variable Aggressive Growth Portfolio Class I
	2016		0.40%	0.40%	$11.07	$11.07	17,917	$198,293	0.80%	0.80%	0.61%
	2015		0.40%	0.40%	10.98	10.98	17,166	188,486	-2.13%	-2.13%	0.33%
	2014	7/24/14	0.40%	0.40%	11.22	11.22	17,600	197,454	2.42%	2.42%	0.24%
ClearBridge Variable Aggressive Growth Portfolio Class II
	2016		0.30%	1.65%	10.64	11.02	1,769,468	19,053,014	-0.72%	0.63%	0.40%
	2015		0.30%	1.65%	10.71	10.95	1,645,147	17,765,237	-3.54%	-2.23%	0.11%
	2014	6/27/14	0.30%	1.65%	11.11	11.20	423,885	4,723,066	1.61%	4.95%	0.00%
ClearBridge Variable Mid Cap Portfolio Class I
	2016		0.40%	0.65%	11.73	11.81	26,700	313,621	8.63%	8.90%	1.03%
	2015		0.40%	0.65%	10.84	10.84	16,347	176,720	1.89%	1.89%	0.07%
	2014	7/24/14	0.40%	0.40%	10.64	10.64	241	2,559	2.40%	2.40%	0.28%
ClearBridge Variable Mid Cap Portfolio Class II
	2016		0.30%	2.80%	11.01	11.76	1,886,352	21,578,620	6.09%	8.78%	0.37%
	2015		0.30%	2.80%	10.37	10.81	1,626,343	17,287,110	-0.85%	1.68%	0.05%
	2014	5/19/14	0.30%	3.00%	10.45	10.63	1,357,176	14,307,002	-0.52%	9.15%	0.20%
Delaware VIP Diversified Income Series Standard Class
	2016		0.40%	2.15%	10.19	14.92	354,250	4,519,408	1.32%	3.11%	2.67%
	2015		0.40%	2.15%	9.98	14.50	249,569	3,257,476	-3.19%	-1.48%	3.00%
	2014		0.40%	2.15%	10.81	14.75	85,063	1,143,589	3.08%	4.69%	1.88%
	2013		0.60%	2.15%	14.05	14.05	43,579	563,170	-1.90%	-1.90%	0.88%
	2012	12/14/12	0.65%	0.65%	14.32	14.32	4,298	61,548	0.06%	0.06%	0.00%
Delaware VIP Diversified Income Series Service Class
	2016		0.30%	3.20%	9.80	16.64	117,428,902	1,764,684,263	0.03%	2.97%	2.85%
	2015		0.30%	3.20%	9.80	16.32	114,243,405	1,691,750,437	-4.45%	-1.64%	2.78%
	2014		0.30%	3.20%	10.25	16.76	110,189,860	1,681,645,917	1.68%	4.36%	1.97%
	2013		0.60%	3.20%	10.08	16.18	96,298,898	1,420,559,454	-4.53%	-2.06%	2.15%
	2012		0.65%	3.20%	10.57	16.62	91,557,117	1,400,398,415	3.56%	6.18%	2.94%
Delaware VIP Emerging Markets Series Standard Class
	2016	1/5/16	0.40%	0.80%	8.68	8.78	27,744	243,307	0.43%	16.93%	0.10%
	2014	9/17/14	0.80%	0.80%	9.06	9.06	347	3,141	-14.13%	-14.13%	0.00%
Delaware VIP Emerging Markets Series Service Class
	2016		0.30%	3.20%	7.70	41.61	16,679,830	275,922,577	10.10%	13.00%	0.78%
	2015		0.60%	3.20%	6.99	37.29	18,736,964	277,740,382	-17.46%	-15.29%	0.59%
	2014		0.60%	3.20%	8.47	44.57	18,418,834	325,412,353	-11.15%	-8.82%	0.41%
	2013		0.60%	3.20%	9.54	49.49	18,654,260	366,304,797	6.40%	9.15%	1.47%
	2012		0.65%	3.20%	8.96	45.89	19,252,075	349,984,488	10.59%	13.45%	0.75%
Delaware VIP High Yield Series Standard Class
	2016		1.40%	2.35%	19.65	27.28	268,686	5,329,426	10.53%	11.59%	6.80%
	2015		1.40%	2.35%	17.61	24.56	188,579	3,371,137	-8.77%	-7.90%	6.42%
	2014		1.40%	2.35%	19.12	26.78	223,892	4,346,695	-2.60%	-1.67%	6.44%
	2013		1.40%	2.35%	19.44	26.46	259,899	5,122,924	6.68%	7.70%	10.17%
	2012		1.40%	2.35%	18.05	24.75	557,596	10,126,647	15.09%	16.19%	6.04%
Delaware VIP High Yield Series Service Class
	2016		0.65%	3.15%	11.34	26.19	6,863,398	140,179,193	9.41%	12.18%	6.42%
	2015		0.65%	3.15%	10.37	23.52	7,724,858	141,996,806	-9.76%	-7.48%	6.65%
	2014		0.65%	3.15%	11.49	26.04	9,085,188	183,036,976	-3.62%	-1.18%	6.66%
	2013		0.65%	3.15%	11.92	26.67	10,902,384	224,761,227	5.60%	8.27%	7.38%
	2012		0.65%	3.15%	11.29	24.93	12,959,675	248,978,115	13.72%	16.59%	8.61%
Delaware VIP International Value Equity Series Standard Class
	2016		1.40%	1.65%	18.29	19.57	6,600	120,819	2.45%	2.74%	1.70%
	2015		1.40%	1.65%	17.80	19.11	8,520	151,785	-1.16%	-0.91%	1.87%
	2014		1.40%	1.65%	17.97	17.97	8,854	159,204	-9.94%	-9.94%	1.34%
	2013		1.40%	2.15%	19.95	22.16	10,844	217,780	20.18%	21.08%	1.56%
	2012		1.40%	2.15%	16.48	18.44	12,932	214,482	12.75%	13.60%	2.57%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP Limited-Term Diversified Income Series Standard Class
	2016		0.60%	2.15%	$9.57	$11.73	103,856	$1,115,783	-0.08%	1.48%	1.52%
	2015		0.60%	2.15%	9.58	11.56	106,508	1,136,777	-1.36%	0.19%	1.70%
	2014		0.60%	2.15%	9.71	11.53	115,875	1,237,024	-0.47%	1.09%	1.60%
	2013		0.60%	2.15%	9.83	11.41	86,433	902,812	-2.92%	-1.65%	1.42%
	2012	6/22/12	0.60%	1.90%	10.13	11.60	6,886	76,979	-0.28%	0.46%	0.91%
Delaware VIP Limited-Term Diversified Income Series Service Class
	2016		0.60%	3.20%	8.83	12.39	113,723,592	1,274,183,683	-1.47%	1.12%	1.30%
	2015		0.60%	3.20%	8.96	12.26	118,427,400	1,323,115,458	-2.54%	0.04%	1.45%
	2014		0.60%	3.20%	9.19	12.25	120,406,279	1,356,387,266	-1.75%	0.84%	1.33%
	2013		0.60%	3.20%	9.36	12.15	114,924,314	1,296,360,971	-4.43%	-1.92%	1.28%
	2012		0.60%	3.20%	9.80	12.39	94,626,180	1,098,789,192	-0.66%	1.91%	1.43%
Delaware VIP REIT Series Standard Class
	2016		0.40%	2.35%	12.19	47.22	93,339	3,461,597	3.41%	5.45%	1.46%
	2015		0.40%	2.35%	11.56	45.23	98,252	3,944,404	1.34%	3.33%	1.22%
	2014		0.40%	2.35%	30.35	44.21	141,768	5,926,515	26.46%	27.66%	1.33%
	2013		1.40%	2.35%	24.00	34.63	126,712	4,258,904	-0.23%	0.72%	1.53%
	2012		1.40%	2.35%	24.06	34.38	130,450	4,355,745	14.23%	15.32%	1.60%
Delaware VIP REIT Series Service Class
	2016		0.30%	3.20%	12.14	38.74	7,211,037	171,756,550	2.29%	5.30%	0.93%
	2015		0.30%	3.20%	11.53	37.20	6,981,859	163,379,321	0.26%	3.21%	1.00%
	2014		0.30%	3.20%	13.04	36.44	7,537,961	176,163,124	25.06%	28.35%	1.12%
	2013		0.60%	3.20%	10.27	28.62	7,541,026	140,346,986	-1.29%	1.26%	1.31%
	2012		0.65%	3.20%	10.24	28.47	8,020,243	151,073,344	12.99%	15.85%	1.26%
Delaware VIP Small Cap Value Series Standard Class
	2016		0.40%	2.35%	12.39	47.43	171,918	7,337,236	28.36%	30.88%	0.90%
	2015		0.40%	2.35%	9.57	36.60	179,747	6,367,026	-8.40%	-6.60%	0.73%
	2014		0.40%	2.35%	32.00	39.58	195,050	7,559,965	3.40%	4.39%	0.56%
	2013		1.40%	2.35%	30.95	37.91	213,991	8,057,362	30.41%	31.65%	0.74%
	2012		1.40%	2.35%	23.73	28.80	248,520	7,108,831	11.26%	12.32%	0.60%
Delaware VIP Small Cap Value Series Service Class
	2016		0.30%	3.20%	12.47	47.23	12,790,973	364,314,405	26.96%	30.69%	0.68%
	2015		0.30%	3.20%	9.54	36.54	13,594,728	301,130,775	-9.41%	-6.74%	0.47%
	2014		0.30%	3.20%	14.99	39.61	14,687,106	355,732,262	2.29%	4.93%	0.34%
	2013		0.65%	3.20%	14.66	38.03	15,896,125	372,923,143	28.98%	32.31%	0.52%
	2012		0.65%	3.20%	11.36	28.96	18,110,280	325,403,913	10.06%	12.90%	0.35%
Delaware VIP Smid Cap Growth Series Standard Class
	2016		0.40%	2.50%	12.71	40.10	191,484	7,381,828	5.62%	7.86%	0.22%
	2015		0.40%	2.50%	11.91	37.55	216,769	7,913,109	5.04%	7.11%	0.38%
	2014		0.40%	2.35%	28.00	35.41	238,939	8,365,583	0.75%	1.71%	0.07%
	2013		1.40%	2.35%	27.58	34.81	271,774	9,429,179	38.05%	39.36%	0.03%
	2012		1.40%	2.35%	19.83	24.98	312,966	7,799,343	8.44%	9.48%	0.24%
Delaware VIP Smid Cap Growth Series Service Class
	2016		0.30%	3.20%	12.80	36.29	6,538,038	176,907,561	4.67%	7.69%	0.00%
	2015		0.30%	3.15%	11.89	34.23	6,674,093	170,242,554	3.98%	6.99%	0.16%
	2014		0.30%	3.15%	15.00	32.49	6,122,012	147,642,377	-0.32%	2.21%	0.00%
	2013		0.65%	3.15%	14.85	32.18	7,136,137	169,924,221	36.61%	40.06%	0.00%
	2012		0.65%	3.15%	10.72	23.25	7,728,235	132,109,834	7.28%	9.99%	0.01%
Delaware VIP U.S. Growth Series Service Class
	2016		0.30%	3.15%	11.09	22.76	16,337,364	309,410,670	-8.43%	-5.78%	0.38%
	2015		0.30%	3.20%	16.62	24.50	17,287,587	351,628,194	1.82%	4.40%	0.35%
	2014		0.65%	3.15%	16.27	23.75	18,204,155	356,087,453	9.00%	11.76%	0.01%
	2013		0.65%	3.15%	14.89	21.51	19,086,029	335,409,773	30.28%	33.57%	0.12%
	2012		0.65%	3.15%	11.39	16.29	20,861,489	276,129,824	12.53%	15.20%	0.00%
Delaware VIP Value Series Standard Class
	2016		0.40%	2.35%	12.26	30.88	298,300	6,917,723	11.98%	14.19%	1.74%
	2015		0.40%	2.35%	10.85	27.44	287,275	6,159,729	-2.73%	-0.81%	1.75%
	2014		0.40%	2.35%	22.18	28.07	321,113	7,091,505	11.35%	12.41%	1.71%
	2013		1.40%	2.35%	19.73	25.08	370,671	7,405,602	30.59%	31.84%	1.76%
	2012		1.40%	2.35%	14.97	19.11	379,166	5,735,340	12.07%	13.14%	2.24%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP Value Series Service Class
	2016		0.30%	3.20%	$12.33	$29.83	13,979,863	$313,973,328	10.72%	13.98%	1.55%
	2015		0.30%	3.20%	10.82	26.58	13,027,705	262,215,467	-3.77%	-0.94%	1.51%
	2014		0.30%	3.20%	14.77	27.25	13,857,245	287,864,246	10.12%	12.96%	1.42%
	2013		0.65%	3.20%	13.30	24.42	13,475,411	250,120,711	29.18%	32.51%	1.53%
	2012		0.65%	3.20%	10.14	18.65	13,064,224	184,513,961	10.83%	13.69%	1.98%
Deutsche Alternative Asset Allocation VIP Portfolio Class A
	2016		0.40%	2.15%	9.71	13.71	82,784	1,023,156	3.06%	4.88%	2.07%
	2015		0.40%	2.15%	9.45	13.10	78,294	920,543	-8.29%	-6.86%	2.87%
	2014		0.60%	2.15%	10.30	14.06	67,124	852,273	1.30%	2.88%	1.78%
	2013		0.60%	2.15%	10.25	13.67	52,526	637,444	-0.97%	0.34%	0.67%
	2012	6/22/12	0.60%	1.90%	10.35	13.62	3,133	41,178	0.20%	6.64%	0.00%
Deutsche Alternative Asset Allocation VIP Portfolio Class B
	2016		0.30%	3.20%	8.98	13.39	4,305,326	53,342,762	1.68%	4.68%	1.80%
	2015		0.30%	3.20%	8.83	12.84	4,501,518	53,959,007	-9.49%	-6.83%	2.71%
	2014		0.30%	3.20%	9.76	13.91	4,275,328	55,634,524	-0.02%	2.57%	1.56%
	2013		0.65%	3.20%	9.76	13.67	4,140,319	52,997,930	-2.42%	0.10%	1.80%
	2012		0.65%	3.20%	10.00	13.77	3,782,943	48,887,063	5.92%	8.66%	3.19%
Deutsche Equity 500 Index VIP Portfolio Class A
	2016		1.30%	2.65%	15.02	26.02	314,478	5,985,795	8.70%	10.17%	1.93%
	2015		1.30%	2.65%	13.70	23.62	362,823	6,242,087	-1.51%	-0.18%	1.67%
	2014		1.30%	2.65%	13.79	23.66	400,529	7,058,427	10.43%	11.93%	1.88%
	2013		1.30%	2.65%	12.39	21.14	540,134	8,249,499	28.48%	30.22%	2.77%
	2012		1.30%	2.65%	9.56	16.82	1,573,706	18,587,414	12.67%	14.20%	1.80%
Deutsche Equity 500 Index VIP Portfolio Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.57%
	2012		1.15%	3.05%	10.90	15.77	1,745,099	24,431,454	12.23%	14.10%	1.50%
Deutsche Small Cap Index VIP Portfolio Class A
	2016		1.30%	2.70%	17.51	34.75	117,462	3,623,104	17.86%	19.46%	1.02%
	2015		1.30%	2.65%	14.83	29.25	135,242	3,512,931	-7.09%	-5.83%	1.05%
	2014		1.30%	2.65%	15.94	31.23	157,921	4,366,578	2.00%	3.39%	0.98%
	2013		1.30%	2.65%	15.61	30.37	197,615	5,316,825	35.02%	36.85%	1.67%
	2012		1.30%	2.65%	11.54	22.32	237,379	4,672,758	13.21%	14.75%	0.90%
Deutsche Small Cap Index VIP Portfolio Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.47%
	2012		1.10%	2.80%	11.53	19.44	716,261	11,128,385	12.68%	14.61%	0.67%
Eaton Vance VT Floating-Rate Income Fund Initial Class
	2016		0.30%	1.65%	10.31	10.68	1,106,306	11,525,735	7.16%	8.62%	3.15%
	2015		0.30%	1.65%	9.62	9.70	697,430	6,754,584	-2.61%	-2.08%	3.35%
	2014	7/8/14	1.10%	1.65%	9.88	9.91	142,143	1,407,375	-1.51%	-1.22%	1.61%
Eaton Vance VT Floating-Rate Income Fund ADV Class
	2016		0.40%	0.80%	10.62	10.73	207,642	2,228,046	8.34%	8.77%	3.42%
	2015		0.40%	0.80%	9.80	9.87	208,187	2,053,882	-1.42%	-1.03%	3.62%
	2014	9/22/14	0.40%	0.80%	9.94	9.97	44,060	439,056	-0.62%	-0.23%	1.00%
Fidelity VIP Contrafund Portfolio Initial Class
	2016		0.40%	0.80%	11.66	11.78	113,901	1,341,965	7.14%	7.57%	0.95%
	2015		0.40%	0.80%	10.95	10.95	26,396	288,974	0.27%	0.27%	1.17%
	2014	9/12/14	0.40%	0.40%	10.93	10.93	11,580	126,513	3.23%	3.23%	2.01%
Fidelity VIP Contrafund Portfolio Service Class 2
	2016		0.30%	3.20%	11.74	29.51	42,901,310	1,016,765,625	4.34%	7.41%	0.56%
	2015		0.30%	3.20%	10.93	27.75	46,418,773	1,042,372,893	-2.75%	0.11%	0.79%
	2014		0.30%	3.20%	14.47	28.00	49,380,506	1,129,791,103	8.14%	10.99%	0.72%
	2013		0.60%	3.20%	13.23	25.41	54,960,895	1,147,842,954	26.83%	30.10%	0.82%
	2012		0.65%	3.20%	10.32	19.65	60,353,643	982,723,808	12.48%	15.39%	1.11%
Fidelity VIP Equity-Income Portfolio Initial Class
	2012		1.40%	2.35%	13.73	17.12	417,316	6,035,653	14.58%	15.68%	3.07%
Fidelity VIP Equity-Income Portfolio Service Class 2
	2012		1.30%	2.85%	10.51	16.69	2,313,710	33,091,613	13.77%	15.54%	2.73%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity VIP Growth Portfolio Initial Class
	2016		0.40%	2.50%	$11.64	$24.82	220,923	$3,955,951	-1.69%	0.40%	0.03%
	2015		0.40%	2.50%	11.60	25.09	283,603	5,172,442	4.68%	6.75%	0.25%
	2014		0.40%	2.35%	17.25	23.84	312,379	5,379,425	8.71%	9.75%	0.18%
	2013		1.40%	2.35%	15.72	21.82	344,916	5,449,720	33.17%	34.44%	0.28%
	2012		1.40%	2.35%	11.69	16.30	399,781	4,693,997	12.03%	13.10%	0.58%
Fidelity VIP Growth Portfolio Service Class 2
	2016		0.30%	3.15%	10.82	23.95	8,568,945	161,344,919	-2.57%	0.25%	0.00%
	2015		0.30%	3.15%	10.96	24.26	8,766,814	165,705,481	3.59%	6.59%	0.03%
	2014		0.30%	3.15%	10.43	23.12	8,743,528	157,076,821	7.57%	10.29%	0.00%
	2013		0.65%	3.15%	9.57	21.21	9,844,980	160,663,201	31.79%	35.12%	0.05%
	2012		0.65%	3.15%	7.16	15.89	10,524,487	128,371,676	10.86%	13.66%	0.41%
Fidelity VIP Mid Cap Portfolio Initial Class
	2016		0.40%	0.80%	11.44	11.56	98,925	1,142,422	11.34%	11.79%	0.52%
	2015		0.40%	0.80%	10.27	10.34	60,944	629,561	-2.18%	-1.78%	0.50%
	2014	7/24/14	0.40%	0.80%	10.50	10.53	55,948	588,669	0.58%	0.70%	0.73%
Fidelity VIP Mid Cap Portfolio Service Class 2
	2016		0.30%	3.20%	11.39	23.02	24,449,161	518,501,410	8.40%	11.59%	0.29%
	2015		0.30%	3.20%	10.32	20.83	26,015,626	502,064,436	-4.73%	-1.92%	0.25%
	2014		0.30%	3.20%	13.33	21.44	27,773,055	554,863,646	2.69%	5.40%	0.02%
	2013		0.60%	3.20%	12.98	20.48	29,593,175	567,793,371	31.59%	34.99%	0.27%
	2012		0.65%	3.20%	9.86	15.26	33,298,343	479,121,111	10.96%	13.82%	0.39%
Fidelity VIP Overseas Portfolio Initial Class
	2012		1.40%	2.50%	12.99	18.08	117,396	1,543,100	17.76%	19.06%	1.77%
Fidelity VIP Overseas Portfolio Service Class 2
	2012		0.65%	2.95%	8.91	18.63	5,375,511	70,116,312	16.88%	19.60%	1.59%
Fidelity VIP Strategic Income Portfolio Initial Class
	2016		0.40%	0.40%	10.29	10.29	44,522	458,257	7.84%	7.84%	5.29%
	2015	8/20/15	0.40%	0.40%	9.54	9.54	17,775	169,676	-2.39%	-2.39%	3.54%
Fidelity VIP Strategic Income Portfolio Service Class 2
	2016		0.30%	1.65%	10.03	10.26	777,159	7,854,444	6.25%	7.69%	4.74%
	2015	6/2/15	0.30%	1.65%	9.44	9.53	201,175	1,905,317	-4.80%	0.08%	4.76%
First Trust Dorsey Wright Tactical Core Portfolio Class I
	2016	3/11/16	0.30%	1.50%	9.78	9.91	196,582	1,928,167	4.03%	6.04%	0.85%
First Trust Multi Income Allocation Portfolio Class I
	2016		0.30%	1.65%	10.53	10.92	477,982	5,078,137	7.51%	8.96%	2.29%
	2015		0.30%	1.65%	9.80	10.02	294,772	2,903,830	-4.82%	-3.51%	2.92%
	2014	7/11/14	0.30%	1.65%	10.30	10.39	41,113	424,568	-0.28%	1.38%	1.45%
First Trust Multi Income Allocation Portfolio Class II
	2016	11/28/16	0.80%	0.80%	10.84	10.84	4,551	49,364	1.79%	1.79%	1.46%
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.24%
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I
	2016		0.30%	1.65%	11.44	11.85	1,449,656	16,730,278	9.91%	11.40%	1.03%
	2015		0.30%	1.65%	10.41	10.64	846,252	8,848,494	-1.55%	-0.21%	3.79%
	2014	7/16/14	0.30%	1.65%	10.57	10.66	146,866	1,555,694	3.49%	4.96%	0.17%
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II
	2016		0.40%	0.40%	11.91	11.91	514	6,136	11.63%	11.63%	1.14%
	2015	8/4/15	0.40%	0.40%	10.66	10.66	554	5,917	-1.62%	-1.62%	2.04%
Franklin Founding Funds Allocation VIP Fund Class 4
	2016		0.30%	1.65%	9.93	10.29	624,012	6,262,072	11.07%	12.58%	3.36%
	2015		0.30%	1.65%	8.94	9.02	433,559	3,901,773	-7.77%	-7.27%	3.28%
	2014	7/7/14	1.10%	1.65%	9.69	9.73	664,782	6,459,585	-5.07%	-3.68%	0.00%
Franklin Income VIP Fund Class 1
	2016		0.40%	0.40%	10.37	10.37	10,100	104,717	13.88%	13.88%	4.48%
	2015	8/20/15	0.40%	0.40%	9.10	9.10	6,237	56,787	-3.19%	-3.19%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Income VIP Fund Class 2
	2016		0.60%	3.20%	$12.23	$16.69	37,309,015	$571,348,724	10.43%	13.34%	4.55%
	2015		0.60%	3.20%	11.08	15.07	40,053,489	546,576,674	-9.98%	-7.66%	4.65%
	2014		0.65%	3.20%	12.31	16.70	42,936,639	640,251,249	1.32%	3.94%	4.95%
	2013		0.65%	3.20%	12.14	16.44	44,017,116	637,025,857	10.35%	13.20%	6.33%
	2012		0.65%	3.20%	11.01	14.86	45,522,467	587,335,783	9.11%	11.92%	6.50%
Franklin Income VIP Fund Class 4
	2016		0.30%	1.65%	9.94	10.30	2,486,241	24,996,694	12.01%	13.53%	4.24%
	2015		0.30%	1.65%	8.87	9.07	1,871,191	16,724,357	-8.67%	-7.42%	4.36%
	2014	7/2/14	0.30%	1.65%	9.71	9.80	799,422	7,785,150	-5.16%	-4.05%	0.00%
Franklin Mutual Shares VIP Fund Class 1
	2016		0.40%	0.40%	11.25	11.25	56,610	637,050	15.89%	15.89%	2.89%
	2015	2/12/15	0.40%	0.80%	9.65	9.71	4,409	42,696	-8.56%	-7.14%	4.45%
Franklin Mutual Shares VIP Fund Class 2
	2016		0.60%	3.20%	12.90	18.67	47,911,586	732,978,896	12.40%	15.36%	1.83%
	2015		0.60%	3.20%	11.42	16.57	54,160,493	722,209,227	-7.93%	-5.50%	3.06%
	2014		0.60%	3.20%	12.35	17.95	57,601,956	816,349,869	3.75%	6.48%	1.99%
	2013		0.60%	3.20%	11.85	17.26	61,488,681	821,308,773	24.23%	27.49%	2.05%
	2012		0.60%	3.20%	9.50	13.86	67,978,309	714,861,663	10.70%	13.56%	2.11%
Franklin Mutual Shares VIP Fund Class 4
	2016		0.30%	1.65%	10.79	11.18	504,067	5,503,180	14.04%	15.59%	1.71%
	2015		0.30%	1.65%	9.46	9.54	361,025	3,439,996	-6.60%	-6.09%	3.76%
	2014	6/27/14	1.10%	1.65%	10.13	10.16	80,873	821,201	-2.00%	0.38%	1.09%
Franklin Rising Dividends VIP Fund Class 1
	2016		0.40%	0.80%	11.84	11.84	54,805	648,697	15.86%	15.86%	1.41%
	2015		0.40%	0.40%	10.22	10.22	39,479	403,470	-3.80%	-3.80%	1.79%
	2014	12/26/14	0.40%	0.40%	10.62	10.62	8,072	85,754	-1.37%	-1.37%	0.00%
Franklin Rising Dividends VIP Fund Class 4
	2016		0.30%	1.65%	11.35	11.77	1,393,866	16,009,437	14.04%	15.59%	1.12%
	2015		0.30%	1.65%	9.96	10.18	812,411	8,143,641	-5.33%	-4.03%	1.44%
	2014	7/8/14	0.30%	1.65%	10.52	10.61	247,836	2,612,458	3.35%	9.47%	0.00%
Franklin Small Cap Value VIP Fund Class 1
	2016		0.40%	0.80%	11.92	11.92	32,106	382,591	30.02%	30.02%	0.96%
	2015		0.40%	0.40%	9.17	9.17	29,834	273,520	-7.55%	-7.55%	0.91%
	2014	7/24/14	0.40%	0.80%	9.89	9.92	28,306	280,716	-1.64%	-0.06%	0.00%
Franklin Small Cap Value VIP Fund Class 4
	2016		0.30%	1.65%	11.43	11.84	515,803	5,963,669	27.99%	29.73%	0.56%
	2015		0.30%	1.65%	8.93	9.13	256,182	2,302,665	-9.03%	-7.79%	0.57%
	2014	6/30/14	0.30%	1.65%	9.81	9.90	74,120	729,615	-4.40%	2.72%	0.00%
Franklin Small-Mid Cap Growth VIP Fund Class 1
	2016		0.40%	0.80%	10.90	10.90	18,342	199,812	3.99%	3.99%	0.00%
	2015	2/12/15	0.40%	0.40%	10.48	10.48	499	5,227	-6.30%	-6.30%	0.00%
Franklin Small-Mid Cap Growth VIP Fund Class 2
	2013		1.30%	1.30%	18.34	18.34	8	153	36.36%	36.36%	0.00%
	2012		0.65%	3.05%	8.30	20.65	6,950,142	95,465,313	7.58%	10.13%	0.00%
Franklin Small-Mid Cap Growth VIP Fund Class 4
	2016		0.30%	1.65%	10.45	10.83	305,816	3,236,354	2.33%	3.72%	0.00%
	2015		0.30%	1.65%	10.21	10.31	203,997	2,101,188	-4.36%	-3.83%	0.00%
	2014	6/27/14	1.10%	1.65%	10.68	10.72	59,006	631,684	1.72%	11.79%	0.00%
Goldman Sachs VIT Large Cap Value Fund Service Shares
	2016		0.65%	2.60%	15.88	22.59	7,309,129	152,708,651	8.43%	10.56%	1.70%
	2015		0.65%	2.60%	14.64	20.44	8,058,914	152,745,824	-7.03%	-5.20%	1.17%
	2014		0.65%	2.60%	15.74	21.56	8,521,063	170,988,409	9.72%	11.88%	1.08%
	2013		0.65%	2.60%	14.33	19.27	9,859,446	177,640,451	29.52%	32.07%	0.93%
	2012		0.65%	2.60%	11.06	14.59	11,719,759	160,364,887	15.77%	18.05%	1.11%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Goldman Sachs VIT Government Money Market Fund Institutional Shares
	2016		0.40%	0.80%	$9.93	$9.93	145,114	$1,434,296	-0.11%	-0.11%	0.29%
	2015		0.40%	0.40%	9.94	9.94	83,411	829,040	-0.37%	-0.37%	0.02%
	2014	8/13/14	0.40%	0.40%	9.98	9.98	33,096	330,156	-0.15%	-0.15%	0.01%
Goldman Sachs VIT Government Money Market Fund Service Shares
	2016		0.30%	1.65%	9.58	9.93	4,889,010	47,465,080	-1.60%	-0.26%	0.04%
	2015		0.30%	1.65%	9.73	9.95	3,667,090	35,943,941	-1.63%	-0.30%	0.01%
	2014	6/27/14	0.30%	1.65%	9.90	9.98	696,493	6,913,327	-0.62%	-0.15%	0.00%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares
	2016		0.30%	1.65%	8.97	9.10	282,396	2,561,128	-1.37%	-0.82%	0.72%
	2015		1.10%	1.65%	9.09	9.18	273,286	2,503,876	-6.44%	-5.93%	2.33%
	2014	7/17/14	0.30%	1.65%	9.72	9.81	78,046	761,056	-3.44%	-0.96%	2.70%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares
	2016		0.40%	0.80%	9.36	9.36	6,083	56,608	0.12%	0.12%	1.90%
	2015		0.40%	0.40%	9.35	9.35	3,042	28,443	-4.89%	-4.89%	2.10%
	2014	7/25/14	0.40%	0.40%	9.83	9.83	2,951	29,011	-2.79%	-2.79%	1.62%
Goldman Sachs VIT Strategic Income Fund Advisor Shares
	2016		0.30%	1.65%	9.33	9.46	536,717	5,058,570	-0.91%	-0.36%	1.96%
	2015		1.10%	1.65%	9.41	9.50	393,476	3,727,127	-3.85%	-3.32%	2.81%
	2014	6/30/14	1.10%	1.65%	9.79	9.82	73,914	725,079	-2.50%	-1.46%	3.93%
Goldman Sachs VIT Strategic Income Fund Institutional Shares
	2016	9/28/16	0.40%	0.40%	9.75	9.75	2,517	24,556	0.75%	0.75%	1.14%
Guggenheim Long Short Equity Fund
	2016		0.30%	1.65%	10.33	10.70	323,154	3,383,496	-0.99%	0.35%	0.00%
	2015		0.30%	1.65%	10.46	10.65	331,382	3,484,473	-0.25%	0.86%	0.00%
	2014	7/8/14	0.40%	1.50%	10.48	10.56	32,127	337,506	3.47%	7.33%	0.00%
Guggenheim Multi-Hedge Strategies Fund
	2016		0.30%	1.65%	10.13	10.47	403,607	4,142,436	-2.11%	-0.88%	0.08%
	2015		0.40%	1.65%	10.38	10.57	335,852	3,504,194	0.33%	1.44%	0.65%
	2014	7/17/14	0.40%	1.50%	10.34	10.42	48,619	504,099	3.03%	3.22%	0.00%
Hartford Capital Appreciation HLS Fund Class IA
	2016		0.40%	0.40%	11.12	11.12	7,326	81,462	5.10%	5.10%	1.06%
	2015		0.40%	0.40%	10.58	10.58	7,552	79,900	0.62%	0.62%	1.08%
	2014	7/24/14	0.40%	0.40%	10.51	10.51	4,695	49,359	0.91%	0.91%	1.01%
Hartford Capital Appreciation HLS Fund Class IC
	2016		0.30%	1.65%	10.62	11.00	806,703	8,649,304	3.27%	4.67%	0.76%
	2015		0.30%	1.65%	10.28	10.37	590,300	6,107,986	-1.12%	-0.57%	0.83%
	2014	7/7/14	1.10%	1.65%	10.40	10.43	151,210	1,575,774	0.55%	9.77%	1.81%
Huntington VA Balanced Fund
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.01%
	2013		1.10%	2.75%	11.50	11.98	255,104	3,020,057	12.13%	13.88%	2.00%
	2012		1.10%	2.65%	10.25	10.51	261,079	2,726,151	6.64%	8.25%	1.74%
Invesco V.I. American Franchise Fund Series I
	2016		1.40%	1.80%	6.26	10.54	247,786	2,457,377	0.44%	0.85%	0.00%
	2015		1.40%	1.80%	6.23	10.45	259,703	2,552,845	3.13%	3.55%	0.00%
	2014		1.40%	1.80%	6.04	10.09	277,239	2,631,394	6.51%	6.93%	0.04%
	2013		1.40%	1.80%	5.68	9.44	318,698	2,811,844	37.64%	38.19%	0.43%
	2012	4/27/12	1.40%	2.15%	4.12	12.71	388,788	2,448,434	-3.92%	-3.42%	0.00%
Invesco V.I. American Franchise Fund Series II
	2016		1.35%	2.15%	13.82	18.79	88,012	1,262,042	-0.15%	0.65%	0.00%
	2015		1.30%	2.15%	13.81	18.79	97,067	1,394,206	2.52%	3.41%	0.00%
	2014		1.30%	2.15%	13.35	18.17	82,287	1,160,140	5.87%	6.77%	0.00%
	2013		1.30%	2.15%	12.58	17.02	101,689	1,350,336	36.83%	37.99%	0.25%
	2012	4/27/12	1.30%	2.15%	9.18	12.37	119,108	1,160,818	-4.09%	-3.54%	0.00%
Invesco V.I. Balanced-Risk Allocation Fund Series I
	2016		0.40%	0.40%	10.88	10.88	16,502	179,469	11.19%	11.19%	0.39%
	2015		0.40%	0.80%	9.72	9.78	18,541	181,221	-4.86%	-4.48%	4.38%
	2014	10/6/14	0.40%	0.80%	10.21	10.24	15,983	163,613	1.17%	1.64%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Balanced-Risk Allocation Fund Series II
	2016		0.30%	1.65%	$10.46	$10.84	1,087,000	$11,500,595	9.69%	11.18%	0.19%
	2015		0.30%	1.65%	9.54	9.75	629,069	6,040,193	-5.97%	-4.68%	5.22%
	2014	7/17/14	0.30%	1.65%	10.14	10.23	138,690	1,409,936	-1.41%	0.72%	0.00%
Invesco V.I. Comstock Fund Series I
	2016		0.40%	0.40%	11.59	11.59	10,970	127,171	16.83%	16.83%	1.75%
	2015	1/20/15	0.40%	0.40%	9.92	9.92	7,665	76,058	-3.10%	-3.10%	2.59%
Invesco V.I. Comstock Fund Series II
	2016		0.30%	1.65%	11.19	11.55	319,390	3,609,131	15.25%	16.64%	1.29%
	2015		0.30%	1.50%	9.71	9.90	230,234	2,250,576	-7.59%	-6.46%	2.16%
	2014	6/27/14	0.30%	1.50%	10.50	10.58	106,746	1,123,603	0.33%	2.02%	1.00%
Invesco V.I. Core Equity Fund Series I
	2016		1.40%	2.35%	10.96	21.68	439,891	6,615,056	7.70%	8.73%	0.70%
	2015		1.40%	2.35%	10.12	20.09	491,817	6,827,267	-7.96%	-7.08%	1.10%
	2014		1.40%	2.35%	10.93	21.78	561,170	8,378,083	5.63%	6.64%	0.84%
	2013		1.40%	2.35%	10.29	20.58	649,963	9,093,922	26.25%	27.45%	1.36%
	2012		1.40%	2.35%	8.11	16.27	760,319	8,273,284	11.24%	12.30%	0.95%
Invesco V.I. Core Equity Fund Series II
	2016		1.30%	2.55%	16.03	21.75	91,692	1,584,442	7.25%	8.60%	0.45%
	2015		1.30%	2.55%	14.86	20.03	109,222	1,779,813	-8.37%	-7.22%	0.85%
	2014		1.30%	2.55%	16.12	21.93	132,515	2,328,434	5.13%	6.45%	0.67%
	2013		1.30%	2.55%	15.24	20.71	151,110	2,492,738	25.69%	27.27%	1.20%
	2012		1.30%	2.55%	12.05	16.36	177,661	2,319,966	10.75%	12.15%	0.78%
Invesco V.I. Diversified Dividend Fund Series I
	2016		0.40%	0.40%	12.36	12.36	2,580	31,899	14.36%	14.36%	0.84%
	2015		0.40%	0.40%	10.81	10.81	2,670	28,870	1.66%	1.66%	1.74%
	2014	9/25/14	0.40%	0.40%	10.63	10.63	1,891	20,112	6.02%	6.02%	0.00%
Invesco V.I. Diversified Dividend Fund Series II
	2016		0.30%	1.65%	11.88	12.31	1,337,202	16,087,887	12.66%	14.19%	1.29%
	2015		0.30%	1.65%	10.55	10.78	500,906	5,324,096	0.15%	1.52%	1.95%
	2014	7/10/14	0.30%	1.65%	10.53	10.62	66,573	703,253	0.40%	9.67%	1.58%
Invesco V.I. Equally-Weighted S&P 500 Fund Series I
	2016		0.40%	0.40%	12.02	12.02	2,387	28,707	13.79%	13.79%	0.88%
	2015	1/20/15	0.40%	0.40%	10.57	10.57	894	9,448	-0.71%	-0.71%	1.91%
Invesco V.I. Equally-Weighted S&P 500 Fund Series II
	2016		0.30%	1.65%	11.56	11.98	1,336,793	15,623,413	12.08%	13.60%	0.41%
	2015		0.30%	1.65%	10.31	10.55	851,935	8,844,073	-4.51%	-3.21%	1.64%
	2014	7/9/14	0.30%	1.65%	10.80	10.90	136,960	1,483,592	4.07%	11.61%	0.81%
Invesco V.I. Equity and Income Fund Series I
	2016	11/11/16	0.40%	0.40%	11.79	11.79	1,537	18,139	3.99%	3.99%	0.00%
Invesco V.I. Equity and Income Fund Series II
	2016		0.30%	1.65%	11.33	11.74	658,431	7,539,819	12.96%	14.51%	1.59%
	2015		0.30%	1.65%	10.03	10.12	443,458	4,477,860	-4.18%	-3.65%	3.30%
	2014	7/8/14	1.10%	1.65%	10.47	10.51	123,483	1,296,474	0.74%	2.15%	1.09%
Invesco V.I. International Growth Fund Series I
	2016		0.40%	2.70%	9.04	22.09	129,560	1,937,875	-3.10%	-0.85%	1.23%
	2015		0.40%	2.70%	9.40	22.56	149,912	2,279,644	-4.18%	-2.73%	1.47%
	2014		0.40%	2.15%	13.09	26.44	143,078	2,385,899	-1.80%	-1.06%	1.50%
	2013		1.40%	2.15%	13.29	26.92	156,767	2,842,158	16.48%	17.36%	1.20%
	2012		1.40%	2.15%	11.37	23.11	180,597	2,817,427	13.08%	13.93%	1.44%
Invesco V.I. International Growth Fund Series II
	2016		0.30%	2.95%	9.09	25.02	1,858,589	31,241,116	-3.58%	-0.99%	1.14%
	2015		0.30%	3.00%	9.27	25.52	1,393,853	24,503,635	-5.45%	-2.91%	1.56%
	2014		0.30%	2.95%	21.82	26.40	596,520	11,617,442	-2.52%	-1.25%	2.05%
	2013		1.35%	2.65%	22.23	26.73	96,272	2,294,969	15.61%	17.13%	1.02%
	2012		1.35%	2.65%	19.09	22.83	101,919	2,084,367	12.24%	13.71%	1.19%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Ivy VIP Asset Strategy Portfolio
	2016		0.30%	1.65%	$8.39	$8.70	1,016,225	$8,628,074	-4.16%	-2.87%	0.56%
	2015		0.30%	1.65%	8.76	8.95	1,097,627	9,680,546	-9.85%	-8.62%	0.35%
	2014	7/8/14	0.30%	1.65%	9.71	9.80	423,661	4,127,237	-5.27%	-3.27%	0.00%
Ivy VIP Energy Portfolio
	2016		0.30%	1.65%	8.19	8.49	885,207	7,342,074	32.35%	34.15%	0.11%
	2015		0.30%	1.65%	6.19	6.33	638,180	3,978,380	-23.42%	-22.38%	0.04%
	2014	7/9/14	0.30%	1.65%	8.08	8.15	108,849	882,727	-25.22%	-10.48%	0.00%
Ivy VIP High Income Portfolio
	2016		0.30%	1.65%	10.21	10.58	1,227,172	12,676,987	14.29%	15.84%	6.26%
	2015		0.30%	1.65%	8.93	9.01	839,949	7,556,617	-8.04%	-7.53%	5.25%
	2014	6/30/14	1.10%	1.65%	9.71	9.75	239,799	2,334,101	-3.71%	-2.63%	0.00%
Ivy VIP Micro Cap Growth Portfolio
	2016		0.30%	1.65%	10.53	10.91	288,852	3,081,159	11.44%	12.95%	0.00%
	2015		0.30%	1.65%	9.45	9.66	159,405	1,517,813	-10.65%	-9.43%	0.00%
	2014	7/8/14	0.30%	1.65%	10.58	10.67	37,742	400,406	1.78%	8.97%	0.00%
Ivy VIP Mid Cap Growth Portfolio
	2016		0.30%	1.70%	10.23	10.67	437,303	4,559,877	4.33%	5.80%	0.00%
	2015		0.30%	1.70%	9.89	9.96	298,128	2,963,011	-7.18%	-6.34%	0.00%
	2014	7/8/14	0.60%	1.50%	10.63	10.68	63,050	672,504	1.50%	5.85%	0.00%
Ivy VIP Science and Technology Portfolio
	2016		0.30%	1.65%	9.98	10.34	1,117,303	11,286,325	-0.12%	1.24%	0.00%
	2015		0.30%	1.65%	9.99	10.21	958,066	9,642,947	-4.47%	-3.17%	0.00%
	2014	7/7/14	0.30%	1.65%	10.46	10.55	172,676	1,810,902	-2.84%	9.91%	0.00%
Janus Aspen Balanced Portfolio Service Shares
	2016		1.30%	2.70%	14.20	23.18	607,858	13,427,070	1.54%	2.98%	1.79%
	2015		1.30%	2.70%	13.98	22.53	640,870	13,858,969	-2.26%	-0.89%	1.36%
	2014		1.30%	2.70%	16.63	22.76	776,151	16,990,797	5.41%	6.84%	1.51%
	2013		1.30%	2.65%	15.73	21.32	899,833	18,533,143	16.67%	18.26%	1.33%
	2012		1.30%	2.65%	13.44	18.05	1,004,049	17,573,781	10.41%	11.91%	2.45%
Janus Aspen Enterprise Portfolio Service Shares
	2016		1.30%	2.65%	22.28	39.45	188,437	6,272,489	9.17%	10.66%	0.02%
	2015		1.30%	2.65%	20.38	35.65	184,452	5,621,941	1.05%	2.43%	0.53%
	2014		1.30%	2.65%	20.14	34.81	191,245	5,735,064	9.31%	10.79%	0.03%
	2013		1.30%	2.65%	18.40	31.42	214,172	5,821,920	28.59%	30.33%	0.36%
	2012		1.30%	2.65%	14.28	24.21	275,692	5,788,938	13.93%	15.48%	0.00%
Janus Aspen Global Research Portfolio Service Shares
	2016		1.30%	2.20%	13.81	18.11	46,108	685,329	-0.39%	0.49%	0.88%
	2015		1.30%	2.35%	13.83	18.02	51,793	768,416	-4.66%	-3.83%	0.53%
	2014		1.30%	2.20%	14.47	18.74	62,180	960,519	4.85%	5.86%	0.95%
	2013		1.30%	2.20%	13.77	17.70	77,993	1,145,170	25.29%	26.40%	1.05%
	2012		1.30%	2.20%	10.96	14.01	86,498	1,007,347	17.25%	18.48%	0.77%
JPMorgan Insurance Trust Global Allocation Portfolio Class 2
	2016		0.30%	2.80%	9.62	10.03	373,705	3,671,654	2.91%	5.53%	3.03%
	2015	5/27/15	0.30%	2.80%	9.35	9.51	211,175	1,992,066	-7.28%	1.05%	3.60%
JPMorgan Insurance Trust Income Builder Portfolio Class 2
	2016		0.30%	1.65%	9.95	10.18	118,680	1,187,403	4.46%	5.88%	3.93%
	2015	6/15/15	0.30%	1.65%	9.52	9.61	26,561	253,706	-3.06%	1.01%	5.80%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1
	2016		0.40%	0.40%	11.64	11.64	13,142	152,944	11.58%	11.58%	0.43%
	2015		0.40%	0.40%	10.43	10.43	6,432	67,093	-6.25%	-6.25%	0.59%
	2014	7/24/14	0.40%	0.40%	11.12	11.12	4,661	51,852	6.21%	6.21%	0.00%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2
	2016		0.30%	1.65%	11.18	11.59	830,614	9,397,107	9.91%	11.40%	0.51%
	2015		0.30%	1.65%	10.20	10.40	540,453	5,539,019	-7.52%	-6.40%	0.56%
	2014	6/30/14	0.30%	1.50%	11.03	11.11	143,019	1,581,231	5.93%	12.45%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Lord Abbett Bond Debenture Portfolio Class VC
	2016		0.30%	1.65%	$10.65	$11.04	1,302,693	$14,064,799	10.30%	11.80%	5.41%
	2015		0.30%	1.65%	9.66	9.86	735,945	7,172,203	-3.14%	-1.92%	6.41%
	2014	7/8/14	0.40%	1.65%	9.97	10.05	157,782	1,579,707	-1.68%	-0.05%	9.97%
Lord Abbett Developing Growth Portfolio Class VC
	2016		0.30%	1.65%	9.46	9.81	445,510	4,270,483	-4.20%	-2.90%	0.00%
	2015		0.30%	1.65%	9.88	10.10	358,101	3,564,305	-9.71%	-8.48%	0.00%
	2014	7/8/14	0.30%	1.65%	10.94	11.03	81,316	892,992	0.88%	6.22%	0.00%
Lord Abbett Fundamental Equity Portfolio Class VC
	2016		0.65%	2.55%	15.57	26.28	616,910	14,504,456	12.83%	14.99%	1.04%
	2015		0.65%	2.55%	13.80	22.86	708,620	14,585,552	-5.88%	-4.07%	1.13%
	2014		0.65%	2.55%	14.66	23.83	767,451	16,471,424	4.44%	6.45%	0.44%
	2013		0.65%	2.55%	14.04	22.38	850,301	17,237,836	32.34%	34.88%	0.23%
	2012		0.65%	2.55%	10.61	16.60	987,863	14,919,914	7.80%	9.87%	0.54%
Lord Abbett Short Duration Income Portfolio Class VC
	2016		0.30%	1.65%	9.97	10.33	1,718,707	17,339,498	1.78%	3.16%	2.90%
	2015		0.30%	1.65%	9.79	10.01	1,336,246	13,185,468	-1.07%	0.28%	3.95%
	2014	7/8/14	0.30%	1.65%	9.90	9.98	265,058	2,631,988	-1.03%	-0.55%	3.98%
LVIP American Balanced Allocation Fund Standard Class
	2016		0.40%	1.70%	10.61	13.29	431,415	5,508,061	4.41%	5.78%	1.09%
	2015		0.40%	1.70%	10.14	12.56	756,193	9,397,360	-2.35%	-1.07%	3.03%
	2014		0.40%	1.70%	12.25	12.72	718,032	9,024,440	3.96%	5.06%	2.37%
	2013		0.65%	1.70%	12.03	12.03	695,070	8,409,493	13.95%	13.95%	2.66%
	2012	6/4/12	0.90%	0.90%	10.56	10.56	10,301	108,777	9.31%	9.31%	2.96%
LVIP American Balanced Allocation Fund Service Class
	2016		0.30%	1.65%	10.28	10.65	2,397,182	24,891,285	4.10%	5.51%	2.17%
	2015		0.30%	1.65%	9.87	9.96	1,245,806	12,378,996	-2.65%	-2.11%	4.57%
	2014	7/21/14	1.10%	1.65%	10.14	10.18	257,979	2,624,183	-0.71%	1.70%	5.19%
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	2016		0.60%	3.20%	11.62	12.57	19,746,245	240,375,458	13.74%	16.73%	1.41%
	2015		0.60%	3.20%	10.22	10.76	14,100,392	148,581,982	-7.26%	-4.82%	1.83%
	2014	1/7/14	0.60%	3.20%	11.02	11.31	7,508,948	84,015,445	1.36%	13.56%	0.70%
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	2016		0.65%	0.90%	12.08	12.22	54,114	654,522	3.70%	3.96%	1.90%
	2015		0.65%	0.90%	11.65	11.76	48,002	559,801	-2.98%	-2.73%	3.39%
	2014		0.65%	0.90%	12.00	12.00	46,000	552,545	4.55%	4.55%	1.72%
	2013	4/29/13	0.90%	0.90%	11.48	11.48	57,213	656,928	5.56%	5.56%	1.88%
LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	2016		1.30%	2.80%	9.63	9.98	2,208,790	21,928,177	1.39%	2.92%	1.88%
	2015		1.30%	2.80%	9.52	9.70	1,471,731	14,213,210	-4.96%	-3.71%	4.02%
	2014	8/13/14	1.30%	2.60%	10.02	10.07	386,653	3,890,820	-1.15%	2.81%	3.84%
LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	2016		0.65%	1.70%	11.52	12.11	55,099	665,837	1.57%	2.64%	1.29%
	2015		0.65%	1.70%	11.34	11.80	77,207	909,822	-4.79%	-3.79%	4.17%
	2014		0.65%	1.70%	11.91	12.26	70,567	860,217	0.83%	1.90%	2.32%
	2013	4/18/13	0.65%	1.70%	11.81	12.04	39,102	466,881	1.84%	11.61%	3.49%
LVIP American Global Growth Allocation Managed Risk Fund Service Class
	2016		1.30%	2.80%	9.27	9.61	6,605,037	63,222,610	0.10%	1.61%	1.36%
	2015		1.30%	2.80%	9.29	9.46	5,697,113	53,755,700	-5.97%	-4.74%	3.99%
	2014	8/18/14	1.30%	2.60%	9.88	9.93	1,928,498	19,140,578	-2.93%	2.40%	4.13%
LVIP American Global Growth Fund Service Class II
	2016		0.60%	3.20%	13.19	18.60	6,768,250	117,321,554	-2.92%	-0.37%	0.85%
	2015		0.60%	3.20%	13.59	18.67	6,603,420	116,266,383	3.22%	5.99%	1.61%
	2014		0.60%	3.20%	13.16	17.62	5,379,314	90,301,665	-1.34%	1.26%	0.99%
	2013		0.60%	3.20%	13.34	17.37	4,463,816	74,678,162	24.64%	27.86%	0.94%
	2012		0.65%	3.20%	10.72	13.59	3,950,993	52,186,669	18.33%	21.31%	1.04%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Global Small Capitalization Fund Service Class II
	2016		0.60%	3.15%	$10.68	$15.46	4,400,791	$63,532,834	-1.47%	1.07%	0.11%
	2015		0.60%	3.15%	10.84	15.26	4,755,786	68,593,027	-3.25%	-0.79%	0.22%
	2014		0.65%	3.15%	11.20	15.38	4,607,468	67,612,887	-1.46%	1.03%	0.00%
	2013		0.65%	3.15%	11.37	15.22	4,496,644	65,952,218	23.83%	26.96%	0.24%
	2012		0.65%	3.15%	9.18	11.99	4,370,857	50,971,346	14.11%	16.99%	1.05%
LVIP American Growth Allocation Fund Standard Class
	2016		0.40%	1.70%	10.73	13.56	163,494	2,122,250	4.66%	6.03%	2.18%
	2015		0.40%	1.70%	12.18	12.82	98,140	1,242,794	-2.56%	-1.48%	3.20%
	2014		0.60%	1.70%	12.50	13.01	56,849	732,076	3.84%	4.99%	2.44%
	2013		0.60%	1.70%	12.37	12.37	52,998	651,795	17.18%	17.18%	2.84%
	2012	3/5/12	0.65%	0.65%	10.56	10.56	29,710	313,703	5.40%	5.40%	2.88%
LVIP American Growth Allocation Fund Service Class
	2016		0.30%	1.65%	10.29	10.44	1,939,868	20,197,313	4.34%	4.92%	1.94%
	2015		1.10%	1.65%	9.88	9.95	1,326,973	13,171,250	-2.70%	-2.31%	3.87%
	2014	7/8/14	1.10%	1.50%	10.16	10.18	310,305	3,156,759	-0.69%	-0.13%	5.62%
LVIP American Growth Fund Service Class II
	2016		0.60%	3.20%	15.83	22.06	16,929,026	348,379,865	5.67%	8.45%	0.41%
	2015		0.60%	3.20%	14.98	20.34	16,800,673	321,970,300	3.11%	5.83%	0.26%
	2014		0.60%	3.20%	14.53	19.22	16,598,196	303,438,686	4.73%	7.48%	0.99%
	2013		0.60%	3.20%	13.87	17.85	15,625,430	268,413,384	25.57%	28.81%	0.61%
	2012		0.65%	3.20%	11.06	13.86	15,111,468	203,561,029	13.81%	16.69%	0.22%
LVIP American Growth-Income Fund Service Class II
	2016		0.60%	3.20%	16.25	22.17	14,615,380	303,742,739	7.66%	10.43%	1.59%
	2015		0.65%	3.20%	15.09	20.08	14,377,572	273,014,519	-2.07%	0.46%	1.40%
	2014		0.60%	3.20%	15.41	20.03	13,133,949	250,402,210	6.79%	9.60%	1.11%
	2013		0.60%	3.20%	14.43	18.24	12,555,756	220,496,857	28.84%	32.16%	1.07%
	2012		0.65%	3.20%	11.21	13.80	12,052,379	161,718,798	13.42%	16.29%	1.22%
LVIP American Income Allocation Fund Standard Class
	2016		0.65%	1.70%	12.66	12.66	4,752	57,078	4.94%	4.94%	7.02%
	2015		0.65%	0.65%	12.06	12.06	512	6,182	-1.34%	-1.34%	3.08%
	2014		0.65%	0.65%	12.23	12.23	522	6,381	5.52%	5.52%	10.93%
	2013	7/2/13	0.65%	0.65%	11.59	11.59	116	1,344	5.92%	5.92%	2.37%
LVIP American International Fund Service Class II
	2016		0.60%	3.20%	9.66	13.79	10,513,716	135,114,710	-0.10%	2.53%	0.95%
	2015		0.60%	3.20%	9.67	13.45	10,872,612	137,660,329	-7.84%	-5.41%	1.39%
	2014		0.60%	3.20%	10.49	14.19	10,256,151	138,656,243	-6.06%	-3.63%	0.88%
	2013		0.65%	3.20%	11.17	14.72	9,651,334	136,697,384	17.34%	20.37%	1.03%
	2012		0.65%	3.20%	9.53	12.23	9,463,522	112,475,522	13.81%	16.69%	2.58%
LVIP American Preservation Fund Standard Class
	2016		0.60%	1.90%	9.56	10.11	12,117	118,019	0.00%	1.31%	2.38%
	2015		0.60%	1.90%	9.56	9.98	8,177	81,310	-1.58%	-0.29%	1.25%
	2014		0.60%	1.90%	9.71	10.01	12,906	127,957	0.22%	1.53%	0.84%
	2013	1/25/13	0.60%	1.90%	9.69	9.86	21,962	214,542	-1.48%	0.07%	3.73%
LVIP American Preservation Fund Service Class
	2016		0.30%	1.65%	9.52	10.10	745,043	7,237,995	-0.09%	1.26%	1.27%
	2015		0.30%	1.65%	9.53	9.70	340,599	3,307,550	-1.68%	-1.13%	2.23%
	2014	8/25/14	1.10%	1.65%	9.69	9.82	15,494	151,898	-0.59%	-0.13%	1.21%
LVIP AQR Enhanced Global Strategies Fund Standard Class
	2015		0.40%	0.40%	10.54	10.54	1,350	14,227	1.55%	1.55%	1.53%
	2014	7/25/14	0.40%	0.40%	10.38	10.38	1,429	14,825	0.34%	0.34%	1.85%
LVIP AQR Enhanced Global Strategies Fund Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.90%
	2015		0.30%	1.65%	10.31	10.51	247,690	2,566,129	0.18%	1.39%	1.84%
	2014	7/17/14	0.30%	1.50%	10.29	10.37	125,959	1,298,239	0.94%	3.25%	4.27%
LVIP Baron Growth Opportunities Fund Standard Class
	2016		0.40%	0.80%	10.67	10.78	59,546	641,310	4.99%	5.41%	0.75%
	2015		0.40%	0.80%	10.16	10.23	47,774	488,196	-5.29%	-4.91%	0.00%
	2014	9/22/14	0.40%	0.80%	10.73	10.76	48,824	524,975	5.18%	5.52%	0.75%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Baron Growth Opportunities Fund Service Class
	2016		0.30%	3.20%	$10.74	$22.98	8,462,121	$151,579,853	2.25%	5.25%	0.45%
	2015		0.30%	3.20%	10.20	22.42	9,602,526	165,654,313	-7.77%	-5.06%	0.00%
	2014		0.30%	3.20%	16.68	24.24	9,552,708	175,923,220	1.55%	4.18%	0.18%
	2013		0.65%	3.20%	16.36	23.81	10,317,699	184,552,492	35.66%	39.16%	0.45%
	2012		0.65%	3.20%	11.99	17.51	9,373,136	121,750,939	14.58%	17.48%	1.21%
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	2016		0.60%	0.65%	20.83	20.92	17,937	374,870	11.24%	11.30%	2.66%
	2015		0.60%	0.65%	18.73	18.80	5,893	110,478	-5.48%	-5.43%	0.84%
	2014		0.60%	0.65%	19.81	19.88	17,740	351,615	2.82%	2.87%	2.46%
	2013	10/30/13	0.60%	0.65%	19.27	19.32	5,234	100,976	2.22%	4.63%	2.77%
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	2016		0.60%	3.20%	10.96	17.18	56,514,717	741,763,728	8.16%	11.01%	1.73%
	2015		0.60%	3.20%	10.09	15.84	45,976,859	547,885,035	-8.08%	-5.66%	1.68%
	2014		0.60%	3.20%	10.92	17.19	35,940,252	459,214,185	-0.02%	2.61%	1.41%
	2013		0.60%	3.20%	10.88	17.16	24,406,648	307,536,644	14.26%	17.16%	2.10%
	2012		0.65%	3.15%	9.94	14.98	6,108,551	65,997,067	13.07%	15.93%	0.57%
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.68%
	2015		0.65%	1.90%	7.71	8.04	17,770	139,424	-16.61%	-15.56%	1.59%
	2014		0.60%	1.90%	9.25	9.54	13,176	123,192	-6.68%	-5.46%	1.66%
	2013	4/18/13	0.60%	1.90%	9.91	10.09	6,337	63,377	-2.57%	4.75%	1.93%
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.66%
	2015		0.30%	3.20%	7.33	7.99	27,622,413	212,918,114	-17.89%	-15.47%	1.59%
	2014		0.30%	3.20%	8.92	9.48	18,013,586	166,516,334	-8.12%	-5.70%	1.22%
	2013		0.60%	3.20%	9.71	10.05	9,192,141	91,068,793	-11.02%	-8.72%	1.02%
	2012	9/28/12	0.65%	3.20%	10.91	11.01	666,865	7,314,827	1.90%	8.84%	1.87%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class
	2016		0.60%	1.70%	9.73	10.13	16,019	159,954	1.12%	2.24%	0.52%
	2015		0.60%	1.70%	9.62	9.90	26,009	255,285	-5.93%	-4.89%	1.05%
	2014		0.60%	1.70%	10.23	10.41	28,334	292,902	-1.89%	-0.81%	0.99%
	2013	9/17/13	0.60%	1.70%	10.42	10.50	26,759	279,805	1.48%	4.71%	0.00%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class
	2016		0.60%	3.20%	9.10	9.98	94,897,830	910,479,083	-0.73%	1.84%	0.70%
	2015		0.65%	3.20%	9.16	9.80	95,115,923	905,299,405	-7.66%	-5.27%	0.78%
	2014		0.65%	3.20%	9.92	10.35	74,198,915	753,659,786	-3.69%	-1.20%	0.90%
	2013	5/20/13	0.65%	3.20%	10.30	10.47	29,999,735	311,901,805	1.26%	9.06%	0.00%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
	2016	6/14/16	0.65%	3.15%	10.03	10.20	6,656,287	67,444,230	-1.95%	1.66%	1.90%
LVIP BlackRock Inflation Protected Bond Fund Standard Class
	2016		0.40%	1.90%	9.99	11.15	77,400	846,379	1.62%	2.95%	1.25%
	2015		0.60%	1.90%	9.83	10.83	61,202	653,809	-4.65%	-3.40%	1.06%
	2014		0.60%	1.90%	10.66	11.21	45,430	500,779	1.33%	2.45%	1.58%
	2013		0.60%	1.70%	10.52	10.94	42,520	457,685	-9.92%	-8.92%	0.43%
	2012	3/1/12	0.60%	1.90%	11.34	12.01	28,208	334,580	0.82%	5.06%	0.00%
LVIP BlackRock Inflation Protected Bond Fund Service Class
	2016		0.30%	3.20%	9.10	10.95	73,298,727	748,802,675	0.07%	2.66%	0.74%
	2015		0.59%	3.14%	9.09	10.66	73,741,592	741,288,073	-6.07%	-3.64%	1.19%
	2014		0.59%	3.14%	9.68	11.07	74,918,783	789,620,892	-0.36%	2.21%	0.95%
	2013		0.59%	3.14%	9.62	10.83	72,358,284	753,786,479	-11.45%	-8.33%	0.33%
	2012		0.65%	3.20%	10.62	11.92	32,045,992	370,932,011	2.90%	5.56%	0.00%
LVIP BlackRock Multi-Asset Income Fund Standard Class
	2016		0.40%	0.80%	10.09	10.09	25,501	257,188	6.58%	6.58%	2.72%
	2015		0.40%	0.40%	9.47	9.47	23,295	220,487	-4.31%	-4.31%	1.44%
	2014	10/22/14	0.40%	0.40%	9.89	9.89	21,018	207,896	-0.07%	-0.07%	38.76%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Multi-Asset Income Fund Service Class
	2016		0.30%	1.65%	$9.69	$10.05	643,274	$6,299,800	4.99%	6.42%	3.12%
	2015		0.30%	1.65%	9.23	9.32	379,203	3,524,117	-5.73%	-5.21%	4.81%
	2014	7/17/14	1.10%	1.65%	9.80	9.83	97,900	961,740	-2.80%	-1.52%	6.05%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
	2016	6/13/16	0.65%	3.00%	10.33	10.48	11,369,232	118,376,390	-0.20%	4.03%	1.09%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.05%
	2015	8/25/15	0.65%	0.65%	9.06	9.06	33,610	304,560	-0.26%	-0.26%	0.37%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.46%
	2015	5/19/15	0.65%	3.00%	8.91	9.05	2,965,601	26,647,714	-13.35%	-1.64%	0.22%
LVIP Blended Core Equity Managed Volatility Fund Standard Class
	2016		0.65%	1.70%	10.59	10.92	6,499	70,270	7.19%	8.32%	1.17%
	2015		0.65%	1.70%	9.88	10.09	6,889	68,980	-5.52%	-4.52%	1.25%
	2014	12/18/14	0.65%	1.70%	10.45	10.56	6,259	65,848	-0.99%	-0.09%	1.61%
LVIP Blended Core Equity Managed Volatility Fund Service Class
	2016		0.60%	3.20%	10.02	10.81	20,459,234	214,840,338	5.23%	7.95%	1.10%
	2015		0.65%	3.20%	9.52	10.02	12,493,072	122,709,888	-7.26%	-4.86%	1.02%
	2014	1/8/14	0.65%	3.20%	10.26	10.53	5,878,451	61,310,738	-1.30%	9.14%	2.28%
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	2016		1.30%	2.80%	13.66	19.83	134,037	2,271,920	-4.04%	-2.59%	0.44%
	2015		1.30%	2.80%	14.20	20.36	132,967	2,331,556	-1.46%	0.03%	0.00%
	2014		1.30%	2.80%	14.36	20.35	126,910	2,252,518	2.49%	3.99%	0.00%
	2013		1.30%	2.75%	13.98	19.57	142,373	2,446,788	22.22%	23.88%	0.00%
	2012		1.30%	2.65%	11.42	15.80	160,781	2,243,019	13.35%	14.89%	0.00%
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	2016		0.60%	3.20%	12.16	19.04	27,841,251	443,437,385	-4.66%	-2.15%	0.23%
	2015		0.60%	3.20%	12.76	19.60	21,622,553	358,222,133	-2.10%	0.48%	0.00%
	2014		0.60%	3.20%	13.03	19.65	13,936,492	234,535,641	1.78%	4.46%	0.00%
	2013		0.60%	3.20%	12.80	18.96	9,802,967	160,591,468	21.24%	24.37%	0.00%
	2012		0.65%	3.20%	10.56	15.35	4,411,010	60,049,258	12.45%	15.35%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	2016	1/29/16	0.65%	0.90%	17.82	18.14	4,436	79,489	8.24%	10.21%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund Service Class
	2016		0.60%	3.20%	8.78	14.96	44,642,154	441,131,535	-1.21%	1.39%	0.00%
	2015		0.60%	3.20%	8.85	15.11	29,066,347	285,610,686	-7.45%	-5.01%	0.00%
	2014		0.60%	3.20%	9.53	16.28	23,713,219	248,098,513	-10.46%	-8.14%	0.00%
	2013		0.65%	3.20%	10.61	18.14	14,636,851	168,724,647	20.60%	23.72%	0.00%
	2012		0.65%	3.20%	8.79	15.00	4,348,921	40,704,286	2.87%	5.52%	0.00%
LVIP Clarion Global Real Estate Fund Standard Class
	2016		0.40%	0.40%	10.39	10.39	31,155	323,593	0.78%	0.78%	3.85%
	2015		0.40%	0.40%	10.31	10.31	29,765	306,765	-1.62%	-1.62%	3.05%
	2014	9/22/14	0.40%	0.40%	10.48	10.48	27,800	291,225	5.78%	5.78%	2.84%
LVIP Clarion Global Real Estate Fund Service Class
	2016		0.30%	3.20%	7.79	17.47	11,133,444	98,412,635	-2.24%	0.64%	3.57%
	2015		0.30%	3.20%	7.94	17.83	11,895,797	105,644,091	-4.57%	-2.06%	2.84%
	2014		0.60%	3.20%	8.29	18.63	11,604,961	105,950,000	10.02%	12.92%	2.23%
	2013		0.60%	3.20%	7.51	16.89	12,385,268	101,071,326	-0.21%	2.37%	0.00%
	2012		0.65%	3.20%	7.50	16.89	11,904,617	95,736,001	20.48%	23.59%	0.00%
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class
	2016		0.65%	3.15%	9.17	9.56	8,814,090	82,886,555	0.22%	2.75%	0.83%
	2015	5/18/15	0.65%	3.15%	9.15	9.30	5,489,986	50,734,955	-9.06%	0.74%	1.28%
LVIP Delaware Bond Fund Standard Class
	2016		0.40%	3.00%	10.13	19.88	4,909,179	84,517,844	-0.31%	2.31%	2.41%
	2015		0.40%	3.00%	10.16	19.62	5,497,881	94,155,133	-2.58%	-0.01%	2.26%
	2014		0.40%	3.00%	10.43	19.82	6,086,602	106,592,128	2.84%	4.61%	1.91%
	2013		1.30%	3.00%	10.14	18.97	7,178,428	121,752,782	-5.20%	-3.57%	1.68%
	2012		1.30%	3.00%	10.70	19.69	8,572,620	152,403,393	3.46%	5.23%	1.89%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Bond Fund Service Class
	2016		0.30%	3.20%	$9.79	$14.88	228,604,065	$3,059,974,255	-0.86%	2.06%	2.27%
	2015		0.30%	3.20%	9.88	14.69	213,372,807	2,823,625,874	-3.12%	-0.56%	2.08%
	2014		0.60%	3.20%	10.20	14.83	197,607,072	2,647,516,142	2.28%	4.97%	1.75%
	2013		0.60%	3.20%	9.97	14.24	189,824,697	2,446,199,219	-5.71%	-3.28%	1.53%
	2012		0.65%	3.20%	10.57	14.82	172,657,336	2,330,108,586	2.94%	5.55%	1.76%
LVIP Delaware Diversified Floating Rate Fund Standard Class
	2016		0.40%	2.15%	9.39	10.45	133,277	1,346,836	0.07%	1.91%	0.00%
	2015		0.40%	2.15%	9.38	10.28	174,165	1,749,425	-2.82%	-1.31%	2.02%
	2014		0.60%	2.15%	9.66	10.41	126,128	1,279,012	-1.52%	0.01%	1.50%
	2013		0.60%	2.15%	10.01	10.41	97,323	988,536	-0.94%	0.15%	2.00%
	2012	3/26/12	0.60%	1.70%	10.10	10.40	4,316	44,255	0.43%	2.17%	2.90%
LVIP Delaware Diversified Floating Rate Fund Service Class
	2016		0.30%	3.20%	8.67	10.27	73,387,272	701,113,998	-1.21%	1.70%	0.00%
	2015		0.30%	3.20%	8.78	10.13	75,927,711	723,155,146	-4.09%	-1.56%	1.32%
	2014		0.60%	3.20%	9.15	10.29	76,869,743	751,796,586	-2.80%	-0.24%	1.15%
	2013		0.60%	3.20%	9.42	10.30	67,745,589	671,179,345	-2.66%	-0.15%	0.83%
	2012		0.65%	3.20%	9.67	10.31	19,747,210	197,971,410	0.69%	3.29%	1.39%
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class
	2016		1.30%	2.65%	13.64	20.43	228,894	4,422,339	2.86%	4.26%	1.53%
	2015		1.30%	2.65%	13.24	19.60	258,273	4,810,124	-3.91%	-2.61%	1.56%
	2014		1.30%	2.65%	13.76	20.12	323,940	6,233,953	1.61%	3.00%	2.22%
	2013		1.30%	2.65%	13.52	19.54	426,362	7,980,316	17.21%	18.68%	1.37%
	2012		1.30%	2.55%	11.53	16.52	567,202	8,954,404	10.44%	11.83%	1.59%
LVIP Delaware Foundation Aggressive Allocation Fund Service Class
	2016		0.75%	2.85%	13.09	19.62	774,824	13,171,941	2.40%	4.57%	1.28%
	2015		0.75%	2.85%	12.79	18.87	900,203	14,777,248	-4.35%	-2.31%	1.33%
	2014		0.65%	2.85%	13.37	19.44	1,085,243	18,532,982	1.15%	3.40%	1.94%
	2013		0.65%	2.85%	13.21	18.93	1,304,751	21,722,483	16.57%	19.16%	1.26%
	2012		0.65%	2.90%	11.13	16.00	1,506,881	21,274,343	9.84%	12.28%	1.44%
LVIP Delaware Social Awareness Fund Standard Class
	2016		0.40%	2.70%	16.68	28.51	300,322	7,450,235	3.80%	5.26%	1.38%
	2015		1.30%	2.80%	16.04	27.23	345,403	8,181,511	-3.41%	-1.95%	1.38%
	2014		1.30%	2.80%	16.56	27.93	380,182	9,350,606	12.02%	13.71%	1.46%
	2013		1.30%	2.80%	14.73	23.88	451,153	9,794,822	31.95%	33.94%	1.19%
	2012		1.30%	2.80%	11.13	17.98	560,004	9,070,228	12.21%	13.79%	0.73%
LVIP Delaware Social Awareness Fund Service Class
	2016		0.65%	3.15%	14.97	26.38	2,769,135	57,545,387	2.97%	5.57%	1.08%
	2015		0.65%	3.15%	14.48	25.16	3,033,071	60,575,856	-3.94%	-1.66%	1.08%
	2014		0.65%	3.00%	15.03	25.76	3,110,764	64,510,306	11.40%	14.05%	1.21%
	2013		0.65%	3.00%	13.46	22.75	3,317,344	61,218,438	31.21%	34.34%	0.97%
	2012		0.65%	3.00%	10.55	17.05	3,180,903	45,098,660	11.49%	14.14%	0.40%
LVIP Delaware Special Opportunities Fund Service Class
	2016		0.65%	3.15%	13.91	24.21	3,768,454	59,555,277	16.27%	19.21%	1.27%
	2015		0.65%	3.15%	11.93	20.78	3,788,707	50,665,570	-3.19%	-0.74%	0.91%
	2014		0.65%	3.15%	12.28	21.42	3,774,984	51,324,683	3.93%	6.56%	0.99%
	2013		0.65%	3.15%	11.79	20.57	3,943,413	50,793,495	29.19%	32.45%	0.79%
	2012		0.65%	3.15%	9.10	15.89	3,869,080	37,946,677	10.98%	13.79%	0.42%
LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	2016		0.40%	1.90%	8.83	10.05	134,949	1,340,711	0.05%	1.57%	1.84%
	2015		0.40%	1.90%	8.70	9.92	182,420	1,794,623	-5.78%	-4.35%	0.84%
	2014		0.40%	1.90%	9.91	10.39	264,344	2,731,923	-9.24%	-8.05%	2.51%
	2013		0.60%	1.90%	10.92	11.30	152,261	1,718,117	12.96%	14.43%	2.79%
	2012		0.60%	1.90%	9.70	9.87	84,607	834,490	16.77%	18.00%	3.53%
LVIP Dimensional International Equity Managed Volatility Fund Service Class
	2016		0.30%	3.20%	8.56	10.71	27,310,098	255,372,817	-1.48%	1.11%	2.01%
	2015		0.60%	3.20%	8.69	10.62	25,143,655	234,564,080	-7.23%	-4.78%	0.82%
	2014		0.60%	3.20%	9.37	11.18	17,282,606	171,228,521	-10.64%	-8.29%	2.38%
	2013		0.60%	3.20%	10.49	12.22	8,871,404	96,814,879	11.22%	14.09%	2.74%
	2012		0.65%	3.20%	9.46	9.83	2,937,775	28,397,526	14.97%	17.70%	2.59%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional International Core Equity Fund Standard Class
	2016		0.40%	1.10%	$9.39	$9.43	159,195	$1,499,132	3.83%	4.09%	3.31%
	2015	6/30/15	0.40%	0.65%	9.04	9.06	37,724	341,341	-7.33%	0.76%	1.90%
LVIP Dimensional International Core Equity Fund Service Class
	2016		0.30%	3.15%	9.00	9.40	1,118,761	10,303,692	1.21%	3.93%	2.12%
	2015	5/19/15	0.30%	2.95%	8.89	9.05	598,280	5,366,591	-12.59%	3.19%	1.57%
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	2016		0.40%	0.80%	10.93	26.24	75,952	1,576,732	13.67%	13.95%	1.87%
	2015	7/13/15	0.40%	0.65%	9.59	23.08	44,751	942,332	-4.91%	1.67%	3.20%
LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	2016		0.30%	3.15%	11.54	21.47	3,051,355	52,633,212	10.69%	13.33%	1.26%
	2015		0.60%	2.95%	13.93	19.40	2,534,588	39,639,227	-5.18%	-2.99%	1.28%
	2014		0.65%	2.95%	14.68	20.46	2,602,579	42,493,002	9.50%	12.04%	1.55%
	2013		0.65%	2.95%	13.39	18.68	3,082,752	45,481,537	28.94%	31.94%	1.45%
	2012		0.65%	2.95%	10.38	14.49	3,189,434	36,050,101	11.58%	14.17%	0.72%
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	2016		0.40%	0.65%	10.95	10.99	115,458	1,267,876	16.00%	16.29%	1.74%
	2015	9/8/15	0.40%	0.65%	9.44	9.45	54,721	516,873	0.38%	2.18%	1.06%
LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	2016		0.30%	2.95%	10.49	10.96	1,404,206	15,056,208	13.09%	16.02%	1.85%
	2015	5/20/15	0.30%	2.95%	9.28	9.45	372,458	3,485,776	-8.68%	2.19%	1.22%
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	2016		0.40%	1.90%	10.59	14.92	245,471	3,454,035	9.04%	10.69%	1.00%
	2015		0.40%	1.90%	9.57	13.50	352,952	4,437,665	-9.35%	-7.98%	1.18%
	2014		0.40%	1.90%	14.03	14.70	332,493	4,813,792	2.73%	4.07%	1.26%
	2013		0.60%	1.90%	13.65	14.13	162,325	2,289,505	26.74%	28.40%	1.66%
	2012		0.60%	1.90%	10.81	10.99	82,495	906,466	15.43%	16.65%	1.67%
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	2016		0.30%	3.20%	10.55	16.18	35,793,467	497,404,950	7.37%	10.52%	1.05%
	2015		0.30%	3.20%	9.55	14.72	29,811,348	378,661,197	-10.75%	-8.12%	1.05%
	2014		0.30%	3.20%	13.26	16.11	21,410,663	300,277,840	1.15%	3.81%	0.90%
	2013		0.60%	3.20%	13.18	15.56	12,170,990	166,034,802	25.05%	28.02%	1.22%
	2012		0.65%	3.00%	10.54	10.95	4,541,689	48,901,415	13.66%	16.36%	1.01%
LVIP Dimensional/Vanguard Total Bond Fund Standard Class
	2016		0.40%	1.90%	10.17	10.94	510,152	5,443,570	0.19%	1.70%	2.04%
	2015		0.40%	1.90%	10.15	10.78	330,344	3,514,167	-1.57%	-0.09%	1.49%
	2014		0.40%	1.90%	10.31	10.81	459,743	4,935,666	2.67%	4.01%	2.15%
	2013		0.60%	1.90%	10.04	10.39	221,441	2,289,428	-4.59%	-3.34%	2.10%
	2012		0.60%	1.90%	10.56	10.74	93,099	999,276	1.98%	3.06%	2.58%
LVIP Dimensional/Vanguard Total Bond Fund Service Class
	2016		0.30%	3.20%	9.32	10.79	46,575,970	473,481,546	-1.37%	1.52%	1.36%
	2015		0.30%	3.20%	9.45	10.66	40,323,253	408,799,837	-3.09%	-0.53%	1.49%
	2014		0.60%	3.20%	9.75	10.71	32,833,097	338,067,481	1.11%	3.77%	1.65%
	2013		0.60%	3.20%	9.64	10.31	21,685,649	217,354,625	-6.06%	-3.63%	1.40%
	2012		0.65%	3.20%	10.26	10.70	12,172,914	127,902,501	0.22%	2.81%	1.73%
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	2016		0.30%	3.20%	8.13	13.95	78,982,769	725,286,082	-1.06%	1.86%	1.22%
	2015		0.30%	3.20%	8.19	13.73	74,921,702	683,969,015	-11.15%	-8.80%	1.27%
	2014		0.60%	3.20%	9.18	15.36	58,481,505	593,312,037	-5.31%	-2.82%	1.47%
	2013		0.60%	3.20%	9.66	16.18	35,895,869	379,146,347	15.86%	18.86%	1.49%
	2012		0.65%	3.20%	8.31	13.93	17,221,882	154,522,717	17.16%	20.13%	1.77%
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class
	2016		0.30%	1.65%	9.44	9.58	223,180	2,126,674	-0.57%	-0.02%	0.77%
	2015		1.10%	1.65%	9.49	9.58	218,147	2,083,712	-4.59%	-4.06%	1.84%
	2014	8/11/14	1.10%	1.65%	9.95	9.98	59,280	591,623	-1.44%	0.36%	3.93%
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class
	2016		0.65%	0.65%	10.55	10.55	979	10,336	10.64%	10.64%	2.61%
	2015		0.65%	0.65%	9.54	9.54	1,014	9,674	-8.31%	-8.31%	1.64%
	2014	9/22/14	0.65%	0.65%	10.40	10.40	1,900	19,769	-2.92%	-2.92%	1.56%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Franklin Templeton Value Managed Volatility Fund Service Class
	2016		0.60%	3.20%	$9.67	$10.46	25,533,930	$258,576,706	7.46%	10.29%	2.42%
	2015		0.60%	3.20%	9.00	9.48	17,970,955	166,643,018	-10.93%	-8.58%	3.14%
	2014	1/9/14	0.60%	3.20%	10.10	10.37	8,583,610	87,998,782	-4.39%	8.31%	2.44%
LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	2016		0.65%	0.65%	16.87	16.87	10,403	175,465	4.34%	4.34%	2.26%
	2015		0.65%	0.65%	16.17	16.17	7,033	113,698	-2.63%	-2.63%	4.16%
	2014	8/25/14	0.65%	0.65%	16.60	16.60	2,012	33,410	-0.15%	-0.15%	1.98%
	2012	9/12/12	1.70%	1.70%	13.97	13.97	3,663	51,153	0.55%	0.55%	1.49%
LVIP Global Conservative Allocation Managed Risk Fund Service Class
	2016		0.60%	3.25%	11.16	16.16	84,921,037	1,255,511,370	1.45%	4.13%	1.81%
	2015		0.60%	3.20%	11.00	15.17	86,710,812	1,244,285,799	-5.31%	-2.82%	1.89%
	2014		0.60%	3.20%	11.62	15.72	82,528,356	1,231,323,568	2.11%	4.75%	1.84%
	2013		0.65%	3.20%	11.38	15.09	76,136,302	1,095,714,114	6.03%	8.76%	1.86%
	2012		0.60%	3.20%	10.74	13.96	59,642,778	797,064,640	6.11%	8.79%	4.29%
LVIP Global Growth Allocation Managed Risk Fund Standard Class
	2016		0.60%	1.70%	15.57	16.93	238,437	4,010,369	2.98%	4.12%	1.79%
	2015		0.60%	1.70%	15.12	16.26	247,590	4,002,312	-5.31%	-4.27%	1.98%
	2014		0.60%	1.70%	15.97	16.98	241,037	4,067,734	1.72%	2.85%	2.19%
	2013	1/10/13	0.60%	1.70%	15.70	16.51	222,966	3,659,166	5.21%	9.34%	3.44%
	2012		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.51%
LVIP Global Growth Allocation Managed Risk Fund Service Class
	2016		0.30%	3.20%	10.08	14.21	620,705,979	8,206,660,387	1.20%	4.17%	1.55%
	2015		0.30%	3.20%	9.68	13.77	654,613,205	8,408,274,523	-6.96%	-4.22%	1.76%
	2014		0.30%	3.20%	11.44	14.69	608,030,501	8,257,330,275	-0.05%	2.54%	2.01%
	2013		0.65%	3.20%	11.45	14.66	458,530,041	6,143,754,716	9.70%	12.53%	2.07%
	2012		0.65%	3.20%	10.45	13.33	196,562,087	2,378,472,131	5.50%	8.17%	3.11%
LVIP Global Income Fund Standard Class
	2016		0.40%	0.40%	9.75	9.75	63,816	622,192	0.11%	0.11%	0.00%
	2015	12/14/15	0.40%	0.40%	9.74	9.74	5,445	53,033	0.28%	0.28%	0.00%
LVIP Global Income Fund Service Class
	2016		0.30%	3.20%	8.63	11.74	54,819,986	594,206,023	-2.90%	-0.04%	0.00%
	2015		0.30%	3.20%	8.89	11.79	54,548,202	599,143,037	-5.35%	-2.85%	2.97%
	2014		0.60%	3.20%	9.39	12.14	51,337,307	586,449,226	-1.52%	1.08%	0.37%
	2013		0.60%	3.20%	9.54	12.05	44,409,424	507,160,913	-6.12%	-3.66%	0.26%
	2012		0.60%	3.20%	10.08	12.50	40,326,405	482,894,133	4.04%	6.78%	1.75%
LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	2016		0.65%	1.70%	15.43	16.71	54,491	854,670	2.58%	3.67%	1.76%
	2015		0.65%	1.70%	15.05	16.12	49,475	767,170	-5.00%	-4.00%	2.46%
	2014		0.65%	1.70%	15.84	15.84	36,624	583,356	2.39%	2.39%	3.93%
	2013	11/14/13	1.70%	1.70%	15.47	15.47	3,252	50,305	1.72%	1.72%	1.69%
LVIP Global Moderate Allocation Managed Risk Fund Service Class
	2016		0.30%	3.20%	10.10	14.92	474,208,425	6,512,157,024	0.80%	3.76%	1.45%
	2015		0.30%	3.20%	9.74	14.52	494,104,981	6,624,070,189	-6.65%	-3.90%	1.79%
	2014		0.30%	3.20%	11.47	15.25	462,756,704	6,543,502,598	0.61%	3.26%	1.88%
	2013		0.60%	3.20%	11.40	14.87	374,792,206	5,192,083,585	8.07%	10.86%	1.88%
	2012		0.65%	3.20%	10.55	13.49	210,587,184	2,680,696,958	5.88%	8.61%	3.73%
LVIP Goldman Sachs Income Builder Fund Standard Class
	2016		0.40%	0.40%	10.41	10.41	2,806	29,222	8.51%	8.51%	3.24%
	2015		0.40%	0.40%	9.60	9.60	1,998	19,182	-4.24%	-4.24%	3.26%
	2014	9/25/14	0.40%	0.40%	10.02	10.02	1,998	20,030	-0.68%	-0.68%	2.54%
LVIP Goldman Sachs Income Builder Fund Service Class
	2016		0.30%	1.65%	10.01	10.16	387,317	3,924,522	6.89%	7.48%	3.28%
	2015		1.10%	1.65%	9.36	9.45	261,456	2,467,548	-5.66%	-5.14%	5.42%
	2014	7/17/14	1.10%	1.65%	9.93	9.96	59,236	589,544	-2.73%	-1.55%	6.10%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Government Money Market Fund Standard Class
	2016		0.65%	2.80%	$8.11	$10.78	2,704,726	$26,325,639	-2.73%	-0.62%	0.03%
	2015		0.65%	2.80%	8.33	10.93	2,909,749	28,823,142	-2.64%	-0.63%	0.02%
	2014		0.65%	2.70%	8.55	11.09	3,254,385	32,987,039	-2.64%	-0.62%	0.03%
	2013		0.65%	2.70%	8.78	11.24	3,896,189	40,141,761	-2.64%	-0.63%	0.02%
	2012		0.65%	2.70%	9.01	11.39	4,634,580	48,429,176	-2.59%	-1.27%	0.03%
LVIP Government Money Market Fund Service Class
	2016		0.60%	3.20%	8.01	10.09	23,824,249	221,280,316	-3.12%	-0.58%	0.02%
	2015		0.60%	3.20%	8.25	10.15	25,821,065	243,717,501	-3.13%	-0.60%	0.02%
	2014		0.60%	3.20%	8.49	10.22	27,288,172	261,892,224	-3.12%	-0.57%	0.03%
	2013		0.60%	3.20%	8.73	10.31	28,577,156	279,399,807	-3.13%	-0.59%	0.02%
	2012		0.60%	3.20%	8.96	10.38	32,954,585	327,023,277	-3.12%	-0.57%	0.03%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class
	2016		0.60%	3.20%	10.00	10.70	24,266,484	252,720,561	7.27%	10.04%	0.98%
	2015		0.65%	3.20%	9.36	9.72	11,727,842	112,125,691	-7.98%	-5.79%	2.34%
	2014	5/21/14	0.65%	3.00%	10.16	10.32	2,962,723	30,368,858	-1.27%	5.42%	1.21%
LVIP Invesco Select Equity Managed Volatility Fund Standard Class
	2016		0.65%	1.70%	9.68	9.99	7,486	73,649	4.45%	5.55%	0.88%
	2015		0.65%	1.70%	9.26	9.46	7,824	73,270	-10.13%	-9.18%	1.80%
	2014	12/18/14	0.65%	1.70%	10.31	10.42	7,645	79,229	-0.55%	0.20%	1.38%
LVIP Invesco Select Equity Managed Volatility Fund Service Class
	2016		0.65%	3.20%	9.21	9.88	13,120,151	125,918,995	2.73%	5.18%	0.61%
	2015		0.60%	3.00%	8.96	9.40	12,266,560	112,987,141	-11.60%	-9.45%	1.76%
	2014	1/8/14	0.60%	3.00%	10.14	10.39	6,726,601	69,143,345	-2.64%	6.66%	1.51%
LVIP JPMorgan High Yield Fund Standard Class
	2016		0.40%	0.40%	10.67	10.67	12,688	135,347	12.81%	12.81%	6.53%
	2015	3/16/15	0.40%	0.40%	9.46	9.46	3,650	34,516	-5.90%	-5.90%	6.27%
LVIP JPMorgan High Yield Fund Service Class
	2016		0.30%	3.20%	10.63	14.55	12,636,264	171,948,352	9.42%	12.64%	4.85%
	2015		0.30%	3.20%	10.44	12.96	11,845,097	144,644,651	-7.19%	-4.75%	4.76%
	2014		0.60%	3.20%	11.25	13.61	11,221,017	145,022,804	-0.65%	1.97%	4.03%
	2013		0.60%	3.20%	11.32	13.32	11,062,730	141,403,669	2.95%	5.61%	4.78%
	2012		0.65%	3.20%	11.00	12.61	10,089,573	123,454,963	11.02%	13.89%	5.08%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	2016		0.60%	1.70%	21.25	23.11	11,443	261,009	8.16%	9.35%	0.67%
	2015		0.60%	1.70%	20.73	21.13	9,667	202,679	-8.57%	-8.29%	0.78%
	2014	3/11/14	0.60%	0.90%	22.67	23.04	3,485	80,064	2.19%	6.57%	1.70%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	2016		0.30%	3.20%	10.59	18.98	42,499,005	528,788,436	6.27%	9.39%	0.53%
	2015		0.30%	3.20%	10.30	17.81	33,655,363	386,903,796	-10.86%	-8.51%	0.58%
	2014		0.60%	3.20%	11.52	19.93	24,046,021	305,870,193	4.45%	7.20%	0.67%
	2013		0.60%	3.20%	11.02	19.04	15,748,040	189,103,437	19.96%	23.06%	0.42%
	2012		0.65%	3.20%	9.15	15.83	3,507,185	34,515,420	10.17%	12.73%	0.00%
LVIP Managed Risk Profile 2010 Fund Service Class
	2016		0.75%	2.80%	10.71	13.04	430,449	5,156,296	1.30%	3.39%	1.70%
	2015		0.75%	2.80%	10.57	12.61	412,768	4,819,910	-4.56%	-2.58%	1.52%
	2014		0.75%	2.80%	11.08	12.95	466,189	5,629,418	1.63%	3.73%	1.55%
	2013		0.75%	2.80%	10.90	12.48	550,183	6,458,866	5.66%	7.85%	0.99%
	2012		0.75%	2.80%	10.31	11.57	669,034	7,354,722	5.28%	7.46%	1.67%
LVIP Managed Risk Profile 2020 Fund Service Class
	2016		0.75%	2.80%	10.27	12.51	903,261	10,363,985	1.32%	3.42%	1.63%
	2015		0.75%	2.80%	10.14	12.10	962,889	10,787,116	-5.15%	-3.18%	1.38%
	2014		0.75%	2.80%	10.69	12.50	1,237,075	14,457,969	1.25%	3.35%	1.53%
	2013		0.75%	2.80%	10.56	12.09	1,483,685	16,908,022	7.79%	10.02%	1.13%
	2012		0.75%	2.80%	9.80	10.99	1,525,836	15,957,108	5.12%	7.30%	1.53%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Managed Risk Profile 2030 Fund Service Class
	2016		0.75%	2.85%	$9.98	$12.21	451,618	$5,018,195	0.55%	2.68%	1.39%
	2015		0.75%	2.85%	9.92	11.89	570,149	6,240,374	-5.63%	-3.63%	1.42%
	2014		0.75%	2.85%	10.52	12.34	643,512	7,396,794	0.98%	3.12%	1.59%
	2013		0.75%	2.85%	10.41	11.97	866,126	9,728,805	10.27%	12.61%	1.06%
	2012		0.75%	2.85%	9.44	10.63	1,045,549	10,532,657	4.61%	6.82%	1.32%
LVIP Managed Risk Profile 2040 Fund Service Class
	2016		1.15%	2.85%	9.41	11.08	372,684	3,943,414	0.64%	2.36%	1.15%
	2015		1.15%	2.85%	9.35	10.82	529,161	5,465,955	-6.18%	-4.57%	1.44%
	2014		1.15%	2.85%	9.96	11.34	551,697	6,008,028	0.32%	2.04%	1.99%
	2013		1.15%	2.85%	9.93	11.12	568,319	6,093,933	12.99%	14.92%	1.03%
	2012		1.15%	2.85%	8.79	9.67	594,495	5,576,367	3.86%	5.64%	1.19%
LVIP MFS International Growth Fund Standard Class
	2016		0.40%	0.40%	9.54	9.54	3,226	30,783	1.26%	1.26%	1.31%
	2015		0.40%	0.40%	9.42	9.42	2,315	21,813	0.89%	0.89%	1.04%
	2014	12/26/14	0.40%	0.40%	9.34	9.34	1,030	9,625	-1.20%	-1.20%	0.00%
LVIP MFS International Growth Fund Service Class
	2016		0.30%	3.15%	7.85	13.89	16,044,331	151,467,517	-1.74%	1.10%	1.21%
	2015		0.30%	3.15%	7.96	13.81	16,027,294	151,468,387	-2.09%	0.44%	0.94%
	2014		0.60%	3.15%	8.11	13.77	16,020,823	152,281,315	-8.09%	-5.86%	0.81%
	2013		0.60%	3.00%	8.81	14.66	15,179,658	154,127,586	9.97%	12.64%	0.58%
	2012		0.60%	3.00%	8.00	13.10	14,701,095	133,401,119	15.65%	18.40%	0.52%
LVIP MFS International Equity Managed Volatility Fund Service Class
	2016		0.60%	3.20%	8.23	9.03	22,793,487	198,252,903	-4.65%	-2.19%	1.05%
	2015		0.65%	3.20%	8.63	9.23	18,835,776	169,165,297	-3.28%	-0.78%	0.88%
	2014		0.65%	3.20%	8.93	9.31	9,592,942	87,740,296	-10.27%	-7.95%	0.77%
	2013	5/20/13	0.65%	3.20%	9.95	10.11	3,467,430	34,818,787	-0.83%	7.53%	1.28%
LVIP MFS Value Fund Standard Class
	2016		0.40%	0.40%	12.11	12.11	4,009	48,535	13.60%	13.60%	5.43%
	2015		0.40%	0.40%	10.66	10.66	819	8,726	-0.94%	-0.94%	2.11%
	2014	12/11/14	0.40%	0.40%	10.76	10.76	635	6,835	0.95%	0.95%	2.30%
LVIP MFS Value Fund Service Class
	2016		0.30%	3.20%	12.06	20.74	53,858,219	875,717,211	10.20%	13.44%	1.58%
	2015		0.30%	3.20%	10.63	18.77	56,764,141	823,905,112	-3.92%	-1.09%	1.79%
	2014		0.30%	3.20%	12.38	19.49	59,468,552	879,626,819	6.76%	9.52%	2.18%
	2013		0.65%	3.20%	11.55	18.21	62,841,073	850,091,010	31.35%	34.74%	1.47%
	2012		0.65%	3.20%	8.76	13.83	66,735,671	672,516,930	12.44%	15.29%	0.98%
LVIP Mondrian International Value Fund Standard Class
	2016		0.40%	2.70%	9.02	22.26	563,743	11,558,237	1.24%	3.60%	2.65%
	2015		0.40%	2.70%	8.70	21.80	628,928	12,634,030	-6.36%	-4.18%	2.78%
	2014		0.40%	2.70%	11.90	23.08	718,501	15,332,417	-5.14%	-3.80%	3.77%
	2013		1.30%	2.70%	12.52	23.46	794,784	17,910,281	18.60%	20.27%	2.50%
	2012		1.30%	2.70%	10.53	19.66	798,201	15,038,849	6.70%	8.20%	2.74%
LVIP Mondrian International Value Fund Service Class
	2016		0.30%	3.20%	8.67	20.70	21,180,600	272,429,401	0.49%	3.44%	2.49%
	2015		0.30%	3.18%	8.51	20.22	22,114,744	278,699,287	-7.04%	-4.64%	2.70%
	2014		0.63%	3.18%	9.51	21.36	22,620,521	301,725,103	-5.83%	-3.40%	3.72%
	2013		0.63%	3.18%	10.05	22.26	23,262,285	323,304,014	17.74%	20.78%	2.88%
	2012		0.65%	3.20%	8.50	18.56	7,898,412	108,228,121	5.90%	8.63%	2.67%
LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	2016	10/20/16	0.65%	0.90%	9.57	9.63	19,155	183,420	3.51%	6.60%	1.56%
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	2016		0.65%	2.95%	8.98	9.55	2,966,496	27,561,808	2.47%	4.85%	1.34%
	2015		0.65%	2.95%	8.77	9.08	2,123,933	19,025,104	-9.80%	-7.84%	1.63%
	2014	5/19/14	0.80%	2.95%	9.72	9.85	516,390	5,056,784	-5.26%	2.70%	3.04%
LVIP PIMCO Low Duration Bond Fund Standard Class
	2016		0.40%	1.70%	9.99	10.34	421,166	4,329,929	0.90%	2.22%	2.08%
	2015		0.40%	1.70%	10.05	10.12	149,857	1,512,236	0.76%	1.16%	3.08%
	2014	9/2/14	0.40%	0.80%	9.98	10.00	8,434	84,176	-0.60%	-0.33%	0.60%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP PIMCO Low Duration Bond Fund Service Class
	2016		0.30%	3.20%	$9.54	$10.30	35,691,768	$354,904,492	-0.85%	2.07%	1.46%
	2015		0.30%	3.20%	9.62	10.09	22,297,255	220,065,680	-1.88%	1.01%	1.71%
	2014	5/19/14	0.30%	3.20%	9.81	9.99	5,401,272	53,510,888	-1.61%	-0.19%	0.98%
LVIP Select Core Equity Managed Volatility Fund Standard Class
	2016		0.60%	1.70%	11.34	11.80	17,550	205,847	4.80%	5.95%	0.54%
	2015		0.60%	1.70%	10.82	11.13	55,938	621,392	-6.42%	-5.38%	2.25%
	2014		0.60%	1.70%	11.56	11.76	37,183	436,118	4.39%	5.49%	4.51%
	2013	11/14/13	0.65%	1.70%	11.07	11.15	10,150	112,800	2.47%	3.36%	1.67%
LVIP Select Core Equity Managed Volatility Fund Service Class
	2016		0.60%	3.20%	10.60	11.65	37,192,600	416,362,394	2.87%	5.58%	0.70%
	2015		0.60%	3.20%	10.30	11.03	38,465,190	412,240,126	-8.14%	-5.72%	1.51%
	2014		0.60%	3.20%	11.21	11.70	23,523,972	270,309,819	2.48%	5.18%	3.57%
	2013	5/20/13	0.60%	3.20%	10.94	11.13	8,656,233	95,635,695	4.63%	14.23%	1.77%
LVIP SSGA Bond Index Fund Standard Class
	2016		0.40%	1.85%	10.44	12.37	97,988	1,137,611	0.55%	1.87%	2.25%
	2015		0.40%	1.70%	10.25	12.17	63,453	741,796	-1.44%	-0.15%	3.31%
	2014		0.40%	1.70%	11.48	12.21	37,055	423,147	3.97%	5.12%	3.37%
	2013		0.60%	1.70%	11.04	11.58	14,497	164,424	-4.21%	-3.20%	4.11%
	2012	7/12/12	0.65%	1.70%	11.53	11.96	2,256	26,227	0.27%	0.42%	1.80%
LVIP SSGA Bond Index Fund Service Class
	2016		0.30%	3.20%	9.47	12.77	83,509,614	973,288,022	-1.18%	1.42%	1.88%
	2015		0.60%	3.20%	9.57	12.59	80,405,273	934,380,829	-3.10%	-0.60%	2.21%
	2014		0.60%	3.15%	9.87	12.68	83,120,936	981,948,234	2.21%	4.85%	1.59%
	2013		0.60%	3.15%	9.64	12.10	87,085,679	992,038,834	-5.83%	-3.44%	1.73%
	2012		0.65%	3.15%	10.24	12.53	83,692,180	997,851,378	0.39%	2.93%	2.22%
LVIP SSGA Conservative Index Allocation Fund Service Class
	2016		0.65%	3.00%	11.13	12.94	5,673,438	68,792,985	1.65%	4.06%	1.68%
	2015		0.65%	3.00%	10.95	12.44	5,459,576	64,280,361	-4.11%	-1.83%	1.86%
	2014		0.65%	3.00%	11.42	12.67	5,037,227	61,012,308	1.38%	3.79%	1.59%
	2013		0.65%	3.00%	11.27	12.21	4,858,768	57,187,856	3.38%	5.84%	1.31%
	2012		0.65%	3.00%	10.90	11.53	4,957,355	55,716,735	5.60%	8.11%	2.90%
LVIP SSGA Conservative Structured Allocation Fund Standard Class
	2016		0.40%	0.80%	10.62	10.62	55,420	588,244	6.41%	6.41%	2.16%
	2015		0.40%	0.40%	9.98	9.98	56,256	561,459	-2.25%	-2.25%	2.98%
	2014	11/17/14	0.40%	0.40%	10.21	10.21	16,276	166,185	0.41%	0.41%	3.83%
LVIP SSGA Conservative Structured Allocation Fund Service Class
	2016		0.30%	3.00%	10.58	13.05	15,154,704	185,475,352	3.42%	6.25%	1.87%
	2015		0.30%	3.00%	10.85	12.32	15,209,136	177,202,319	-5.00%	-2.74%	2.29%
	2014		0.65%	3.15%	11.07	12.67	15,729,078	189,999,017	2.01%	4.59%	2.21%
	2013		0.65%	3.15%	10.85	12.11	16,283,286	189,828,966	3.49%	6.11%	1.73%
	2012		0.65%	3.15%	10.48	11.42	17,898,932	198,661,657	4.74%	7.39%	3.92%
LVIP SSGA Developed International 150 Fund Standard Class
	2016		0.40%	1.90%	9.64	16.85	31,097	410,684	7.66%	9.29%	3.96%
	2015		0.40%	1.90%	8.92	15.44	23,110	284,992	-6.10%	-4.68%	3.27%
	2014		0.40%	1.90%	11.38	16.18	18,936	253,336	-0.99%	0.26%	6.42%
	2013	2/8/13	0.65%	1.90%	11.49	16.14	1,864	24,964	14.46%	15.32%	5.33%
LVIP SSGA Developed International 150 Fund Service Class
	2016		0.30%	3.00%	9.59	14.06	12,907,507	136,821,705	6.23%	9.14%	3.24%
	2015		0.30%	3.00%	8.89	13.02	13,881,988	136,712,693	-7.36%	-4.82%	2.69%
	2014		0.30%	3.00%	9.72	14.04	13,887,185	145,571,689	-2.33%	-0.01%	2.97%
	2013		0.65%	3.00%	9.93	14.37	14,069,224	149,031,537	16.47%	19.24%	2.40%
	2012		0.65%	3.00%	8.51	12.33	15,786,539	141,627,471	10.07%	12.63%	2.40%
LVIP SSGA Emerging Markets 100 Fund Standard Class
	2016		0.40%	1.90%	8.06	15.09	46,544	613,567	13.26%	14.97%	2.64%
	2015		0.40%	1.90%	7.11	13.15	43,400	514,809	-18.60%	-17.38%	4.93%
	2014		0.40%	1.90%	8.74	15.95	30,189	462,463	-5.19%	-3.95%	3.72%
	2013		0.60%	1.90%	9.22	16.60	17,442	279,682	-4.66%	-3.41%	3.07%
	2012		0.60%	1.90%	16.52	16.52	6,313	104,207	10.75%	10.75%	4.73%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Emerging Markets 100 Fund Service Class
	2016		0.30%	3.15%	$7.35	$12.39	14,979,878	$161,977,817	11.59%	14.81%	2.32%
	2015		0.30%	3.15%	6.59	11.08	16,052,711	153,201,469	-19.82%	-17.79%	4.26%
	2014		0.65%	3.15%	8.22	13.79	14,465,410	169,702,676	-6.60%	-4.24%	2.73%
	2013		0.65%	3.15%	8.80	14.74	14,368,529	177,864,010	-6.08%	-3.70%	2.04%
	2012		0.65%	3.15%	9.37	15.66	13,590,884	176,646,426	8.90%	11.66%	2.42%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
	2016		0.60%	0.90%	15.67	16.02	35,235	541,568	4.68%	4.99%	1.77%
	2015		0.60%	0.90%	14.97	15.26	32,703	497,007	-7.36%	-7.08%	5.91%
	2014		0.60%	1.70%	15.44	16.42	13,756	222,653	2.22%	3.34%	3.08%
	2013		0.60%	1.70%	15.68	15.89	13,034	200,129	8.82%	9.15%	5.24%
	2012	9/4/12	0.60%	0.90%	14.41	14.56	4,351	63,094	-0.01%	4.07%	2.41%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
	2016		0.60%	3.20%	9.65	13.16	69,737,202	837,564,233	2.04%	4.68%	1.56%
	2015		0.65%	3.20%	9.41	12.86	74,854,612	866,175,460	-9.69%	-7.35%	2.83%
	2014		0.65%	3.20%	10.37	14.21	70,165,415	885,053,206	0.44%	3.04%	2.19%
	2013		0.65%	3.20%	10.28	14.11	59,096,862	732,112,426	6.09%	8.82%	2.28%
	2012		0.65%	3.20%	9.65	13.27	31,954,603	367,052,105	7.44%	10.16%	3.41%
LVIP SSGA International Index Fund Standard Class
	2016		0.40%	1.90%	9.04	15.08	78,843	884,263	-0.90%	0.59%	3.11%
	2015		0.40%	1.90%	8.99	15.02	73,618	794,436	-3.08%	-1.61%	3.25%
	2014		0.40%	1.90%	14.38	15.29	32,119	416,234	-7.43%	-6.41%	3.97%
	2013		0.60%	1.70%	16.30	16.34	10,493	170,136	20.20%	20.26%	1.97%
	2012	5/16/12	0.60%	0.65%	13.56	13.59	2,485	33,709	18.03%	22.12%	2.50%
LVIP SSGA International Index Fund Service Class
	2016		0.30%	3.00%	7.98	13.27	29,233,587	258,367,811	-2.24%	0.44%	2.67%
	2015		0.30%	3.00%	8.15	13.25	28,875,632	257,372,034	-4.38%	-2.05%	2.22%
	2014		0.60%	3.00%	8.51	13.40	29,861,518	274,485,051	-8.86%	-6.69%	2.42%
	2013		0.65%	3.00%	9.33	14.51	30,268,833	301,347,579	17.13%	19.91%	1.51%
	2012		0.65%	3.00%	7.95	12.38	24,895,325	208,702,144	14.39%	17.05%	1.66%
LVIP SSGA International Managed Volatility Fund Standard Class
	2016	11/15/16	0.65%	1.90%	8.21	8.52	17,317	143,926	-0.49%	2.33%	1.29%
LVIP SSGA International Managed Volatility Fund Service Class
	2016		0.30%	3.20%	7.85	8.47	40,902,999	335,913,199	-6.79%	-4.38%	2.07%
	2015		0.60%	3.15%	8.45	8.86	9,188,993	79,614,522	-6.60%	-4.33%	3.26%
	2014	1/7/14	0.60%	3.00%	9.04	9.26	1,647,011	15,091,764	-12.34%	-4.71%	4.04%
LVIP SSGA Large Cap 100 Fund Standard Class
	2016		0.40%	2.15%	12.73	32.18	102,562	2,268,617	18.94%	21.04%	2.27%
	2015		0.40%	2.15%	10.52	26.64	79,295	1,674,464	-6.70%	-5.05%	2.91%
	2014		0.40%	2.15%	17.50	28.02	73,723	1,636,051	14.24%	15.97%	3.30%
	2013		0.65%	2.15%	24.16	24.16	43,459	791,897	34.97%	34.97%	5.67%
	2012	12/17/12	0.65%	0.65%	17.90	17.90	210	3,764	0.29%	0.29%	0.00%
LVIP SSGA Large Cap 100 Fund Service Class
	2016		0.30%	3.15%	12.68	26.43	15,129,275	306,974,425	17.47%	20.86%	2.01%
	2015		0.30%	3.15%	10.49	22.46	16,840,070	286,594,249	-7.86%	-5.20%	2.37%
	2014		0.30%	3.15%	16.62	24.32	17,880,867	325,179,992	12.83%	15.68%	2.22%
	2013		0.65%	3.15%	14.73	21.51	19,935,882	316,760,013	31.30%	34.62%	1.93%
	2012		0.65%	3.15%	11.22	16.35	23,390,895	279,058,585	8.48%	11.22%	1.33%
LVIP SSGA Large Cap Managed Volatility Fund Standard Class
	2016		0.65%	0.90%	11.65	11.77	2,856	33,289	7.23%	7.56%	1.64%
	2015		0.65%	0.90%	10.94	10.94	2,858	31,051	-5.78%	-5.78%	4.75%
	2014		0.65%	0.65%	11.61	11.61	122	1,417	5.82%	5.82%	1.92%
	2013	7/2/13	0.65%	0.65%	10.97	10.97	129	1,412	11.12%	11.12%	1.50%
LVIP SSGA Large Cap Managed Volatility Fund Service Class
	2016		0.60%	3.20%	10.62	11.65	23,551,490	264,499,043	4.53%	7.23%	1.64%
	2015		0.65%	3.20%	10.16	10.86	16,332,756	172,633,442	-8.37%	-6.00%	1.76%
	2014		0.65%	3.20%	11.12	11.56	8,699,562	98,855,910	3.09%	5.54%	3.16%
	2013	5/21/13	0.65%	3.00%	10.79	10.95	2,385,134	25,947,518	2.68%	10.29%	2.63%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Moderate Index Allocation Fund Service Class
	2016		0.60%	3.20%	$11.34	$13.98	15,471,018	$201,980,295	3.02%	5.74%	1.71%
	2015		0.60%	3.20%	11.01	13.22	15,160,769	189,010,996	-4.81%	-2.30%	1.56%
	2014		0.60%	3.20%	11.56	13.53	14,787,994	190,721,763	0.87%	3.53%	1.85%
	2013		0.60%	3.20%	11.46	13.07	13,875,395	174,568,913	8.65%	11.51%	1.29%
	2012		0.60%	3.20%	10.56	11.68	11,876,296	135,403,254	7.97%	10.59%	2.38%
LVIP SSGA Moderate Structured Allocation Fund Standard Class
	2016		0.40%	0.40%	10.77	10.77	17,127	184,448	8.83%	8.83%	2.20%
	2015	1/20/15	0.40%	0.40%	9.90	9.90	17,102	169,228	-3.04%	-3.04%	5.24%
LVIP SSGA Moderate Structured Allocation Fund Service Class
	2016		0.30%	3.20%	10.73	14.14	58,020,140	765,659,421	5.57%	8.68%	1.91%
	2015		0.30%	3.20%	10.89	13.05	61,184,827	752,630,226	-6.00%	-3.53%	2.52%
	2014		0.60%	3.20%	11.58	13.53	64,486,754	830,390,736	1.98%	4.66%	2.42%
	2013		0.60%	3.20%	11.36	12.90	69,297,730	861,705,250	8.99%	11.80%	2.34%
	2012		0.65%	3.20%	10.43	11.54	47,682,796	535,387,963	6.85%	9.55%	3.72%
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
	2016		0.65%	3.20%	11.47	14.18	12,371,754	164,534,401	3.73%	6.41%	1.74%
	2015		0.65%	3.20%	11.06	13.33	12,525,058	158,020,143	-5.36%	-2.91%	1.59%
	2014		0.65%	3.20%	11.69	13.73	12,652,800	166,055,729	0.48%	3.08%	1.91%
	2013		0.65%	3.20%	11.63	13.32	12,507,329	160,686,710	10.92%	13.78%	1.31%
	2012		0.65%	3.20%	10.64	11.70	11,219,554	127,959,706	9.25%	11.84%	2.25%
LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class
	2016	3/28/16	0.40%	0.40%	10.79	10.79	59,649	643,902	9.35%	9.35%	2.17%
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class
	2016		0.30%	3.15%	10.75	14.60	30,504,640	416,609,301	6.78%	9.87%	2.00%
	2015		0.30%	3.20%	9.79	13.34	32,056,760	403,797,689	-6.76%	-4.01%	2.85%
	2014		0.30%	3.20%	11.89	13.94	32,084,393	426,551,480	1.71%	4.34%	2.70%
	2013		0.65%	3.20%	11.69	13.36	31,418,682	404,618,283	11.26%	14.14%	2.21%
	2012		0.65%	3.20%	10.95	11.71	31,366,763	357,707,878	7.83%	10.39%	3.99%
LVIP SSGA S&P 500 Index Fund Standard Class
	2016		0.40%	2.75%	12.29	27.09	2,040,659	38,550,462	8.72%	11.31%	2.00%
	2015		0.40%	2.75%	11.04	24.39	1,975,673	32,697,167	-1.43%	0.77%	1.83%
	2014		0.40%	2.60%	14.85	24.25	2,174,940	36,149,470	10.52%	12.75%	1.88%
	2013		0.60%	2.60%	13.44	21.45	2,441,004	36,194,110	28.61%	31.15%	2.35%
	2012		0.65%	2.60%	10.45	11.44	141,381	1,630,111	12.68%	14.04%	0.86%
LVIP SSGA S&P 500 Index Fund Service Class
	2016		0.30%	3.20%	12.12	22.25	53,129,556	911,586,037	7.97%	11.14%	1.67%
	2015		0.30%	3.20%	11.02	20.56	54,705,403	855,810,465	-2.26%	0.61%	1.64%
	2014		0.30%	3.20%	13.72	20.98	54,354,571	857,087,479	9.58%	12.41%	1.65%
	2013		0.65%	3.20%	12.46	19.10	59,168,258	838,667,663	27.60%	30.82%	1.44%
	2012		0.65%	3.15%	9.73	14.94	45,862,651	502,663,971	11.78%	14.61%	0.76%
LVIP SSGA Small-Cap Index Fund Standard Class
	2016		0.40%	1.90%	12.19	28.11	139,819	3,132,109	18.41%	20.20%	1.51%
	2015		0.40%	1.90%	10.14	23.43	118,255	2,000,553	-6.51%	-5.10%	1.09%
	2014		0.40%	1.90%	16.08	24.74	66,149	1,427,063	2.70%	4.05%	1.00%
	2013		0.60%	1.90%	15.66	23.77	28,036	625,775	35.31%	37.08%	1.75%
	2012		0.60%	1.90%	16.67	16.67	3,759	61,884	13.94%	13.94%	1.24%
LVIP SSGA Small-Cap Index Fund Service Class
	2016		0.30%	3.20%	12.01	23.08	18,469,172	274,904,324	16.59%	20.02%	1.06%
	2015		0.30%	3.20%	10.12	19.75	20,044,094	251,759,365	-7.95%	-5.24%	0.69%
	2014		0.30%	3.20%	12.25	21.40	20,318,198	272,886,482	1.12%	3.77%	0.58%
	2013		0.60%	3.20%	12.07	21.11	22,742,885	297,575,702	33.24%	36.67%	0.62%
	2012		0.65%	3.20%	9.03	15.80	14,853,295	143,442,614	11.97%	14.86%	0.46%
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
	2016		0.65%	1.70%	11.02	11.45	11,735	133,709	13.46%	14.66%	0.99%
	2015		0.65%	1.70%	9.71	9.99	15,652	155,922	-10.23%	-9.28%	0.82%
	2014		0.65%	1.70%	11.01	11.01	7,373	80,913	-2.04%	-2.04%	1.29%
	2013	12/19/13	0.65%	0.65%	11.24	11.24	3,565	40,066	3.04%	3.04%	1.09%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA SMID Cap Managed Volatility Fund Service Class
	2016		0.60%	3.20%	$10.34	$11.37	24,557,411	$268,442,037	11.48%	14.42%	1.04%
	2015		0.60%	3.20%	9.28	9.94	18,004,358	173,814,321	-11.78%	-9.45%	0.70%
	2014		0.60%	3.20%	10.52	10.96	8,275,647	89,207,699	-4.73%	-2.27%	1.30%
	2013	5/20/13	0.65%	3.20%	11.04	11.22	2,436,000	27,146,121	2.73%	11.29%	2.08%
LVIP SSGA Small-Mid Cap 200 Fund Standard Class
	2016		0.40%	2.15%	12.51	31.75	90,681	2,178,215	27.32%	29.57%	2.13%
	2015		0.40%	2.15%	9.65	24.56	87,536	1,642,914	-8.82%	-7.21%	2.78%
	2014		0.40%	2.15%	15.23	26.52	75,395	1,469,320	2.08%	3.68%	4.59%
	2013		0.60%	2.15%	25.50	25.50	38,577	792,799	33.62%	33.62%	7.43%
	2012	7/18/12	0.65%	0.65%	19.09	19.09	1,129	21,540	7.77%	7.77%	2.82%
LVIP SSGA Small-Mid Cap 200 Fund Service Class
	2016		0.30%	3.20%	12.46	26.08	5,867,521	132,384,924	25.93%	29.37%	1.87%
	2015		0.30%	3.15%	9.63	20.70	6,127,104	108,191,274	-9.96%	-7.36%	2.31%
	2014		0.30%	3.15%	14.46	22.94	5,695,923	110,563,563	0.82%	3.37%	3.13%
	2013		0.65%	3.15%	14.35	22.71	5,835,284	110,745,734	30.00%	33.29%	2.37%
	2012		0.65%	3.15%	11.04	17.43	6,502,550	93,579,793	10.02%	12.81%	2.26%
LVIP T. Rowe Price Growth Stock Fund Standard Class
	2016		0.40%	0.40%	12.36	12.36	55,369	684,497	0.99%	0.99%	0.13%
	2015		0.40%	0.40%	12.24	12.24	9,393	114,980	10.29%	10.29%	0.00%
	2014	7/24/14	0.40%	0.40%	11.10	11.10	4,568	50,706	3.89%	3.89%	0.00%
LVIP T. Rowe Price Growth Stock Fund Service Class
	2016		0.30%	3.20%	12.18	23.02	14,466,377	233,936,283	-2.04%	0.84%	0.00%
	2015		0.30%	3.20%	12.21	23.44	15,980,655	258,976,178	7.18%	10.12%	0.00%
	2014		0.30%	3.00%	13.54	21.86	11,919,254	177,584,848	5.24%	7.74%	0.00%
	2013		0.65%	3.00%	12.85	20.76	13,530,291	188,596,407	34.61%	37.81%	0.00%
	2012		0.65%	3.00%	9.53	15.42	14,060,882	143,608,085	14.59%	17.25%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	2016		0.40%	3.00%	12.13	32.11	109,223	2,922,167	4.37%	7.13%	0.27%
	2015		0.40%	3.00%	15.90	30.25	109,041	2,836,264	-0.92%	0.78%	0.13%
	2014		1.30%	3.00%	16.05	30.01	103,895	2,726,197	8.29%	10.15%	0.22%
	2013		1.30%	3.00%	14.82	27.25	112,290	2,692,674	30.82%	33.06%	0.00%
	2012		1.30%	3.00%	13.18	20.64	126,393	2,298,791	13.09%	14.80%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	2016		0.30%	3.20%	12.08	30.83	4,745,656	116,828,253	3.91%	6.97%	0.05%
	2015		0.30%	3.20%	15.54	29.13	4,884,187	115,246,446	-1.36%	1.19%	0.00%
	2014		0.65%	3.20%	15.75	28.99	3,954,096	93,424,091	7.80%	10.58%	0.00%
	2013		0.65%	3.20%	14.64	26.40	4,027,389	87,518,859	30.29%	33.59%	0.00%
	2012		0.65%	3.15%	11.49	19.90	4,766,371	80,236,899	12.64%	15.26%	0.00%
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	2016		0.65%	0.65%	9.92	9.92	3,375	33,484	3.40%	3.40%	1.18%
	2015	11/5/15	0.65%	0.65%	9.59	9.59	3,446	33,058	-1.90%	-1.90%	1.36%
LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	2016		0.65%	3.20%	9.50	9.88	59,973,879	584,411,163	0.75%	3.14%	1.32%
	2015	5/18/15	0.65%	3.00%	9.43	9.58	24,692,694	235,159,439	-6.26%	-0.07%	2.32%
LVIP Vanguard Domestic Equity ETF Fund Standard Class
	2016		0.40%	1.90%	12.04	17.24	37,903	615,616	10.03%	11.69%	1.63%
	2015		0.40%	1.90%	10.78	15.47	36,788	530,619	-2.19%	-0.71%	1.74%
	2014		0.40%	1.90%	14.89	15.61	31,272	451,338	10.10%	11.54%	2.01%
	2013		0.60%	1.90%	13.53	13.99	27,270	375,037	28.07%	29.74%	1.36%
	2012	6/22/12	0.60%	1.90%	10.56	10.79	10,419	112,131	-0.96%	9.08%	1.88%
LVIP Vanguard Domestic Equity ETF Fund Service Class
	2016		0.30%	3.20%	11.99	18.64	8,417,562	135,752,026	8.34%	11.52%	1.41%
	2015		0.30%	3.20%	13.56	16.80	7,371,010	107,974,953	-3.69%	-1.20%	1.45%
	2014		0.65%	3.20%	14.08	17.04	6,643,364	99,287,489	8.41%	11.21%	1.69%
	2013		0.65%	3.20%	12.99	15.35	5,998,517	81,252,076	26.10%	29.36%	1.12%
	2012		0.65%	3.20%	10.31	11.89	4,232,339	44,730,410	11.32%	14.13%	1.59%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Vanguard International Equity ETF Fund Standard Class
	2016		0.40%	1.90%	$9.33	$10.73	69,716	$718,874	1.77%	3.30%	2.04%
	2015		0.40%	1.90%	9.03	10.40	67,448	685,549	-4.78%	-3.34%	3.30%
	2014		0.40%	1.90%	10.29	10.79	36,374	384,735	-6.44%	-5.21%	2.13%
	2013		0.60%	1.90%	11.00	11.38	32,064	359,162	12.59%	14.08%	4.76%
	2012	3/26/12	0.60%	1.90%	9.77	9.97	5,807	57,783	1.29%	18.64%	7.35%
LVIP Vanguard International Equity ETF Fund Service Class
	2016		0.30%	3.20%	9.14	11.32	7,548,952	75,748,351	0.20%	3.06%	2.05%
	2015		0.30%	3.20%	9.12	11.03	6,828,594	67,184,750	-6.24%	-3.81%	2.26%
	2014		0.65%	3.20%	9.72	11.49	5,333,936	55,028,501	-7.88%	-5.50%	2.05%
	2013		0.65%	3.20%	10.56	12.18	3,780,849	41,605,443	10.86%	13.72%	2.24%
	2012		0.65%	3.20%	9.53	10.74	2,676,477	26,145,484	15.35%	18.27%	5.00%
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class
	2015	2/20/15	0.65%	0.90%	9.66	9.70	9,027	87,497	-8.13%	0.22%	0.85%
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class
	2015		0.60%	3.20%	9.28	9.65	7,058,558	66,898,619	-7.60%	-5.36%	0.41%
	2014	5/23/14	0.60%	3.00%	10.04	10.19	1,133,185	11,470,979	-3.04%	8.82%	2.02%
LVIP Wellington Capital Growth Fund Service Class
	2016		0.30%	3.15%	11.92	20.84	17,647,143	293,769,550	-3.24%	-0.45%	0.00%
	2015		0.30%	3.15%	14.01	21.49	18,605,082	313,479,427	5.77%	8.44%	0.00%
	2014		0.65%	3.15%	13.20	20.28	20,181,591	316,319,544	7.65%	10.37%	0.00%
	2013		0.65%	3.15%	12.22	18.80	22,655,444	323,041,540	31.66%	34.79%	0.00%
	2012		0.65%	3.00%	9.26	14.27	25,591,881	271,319,390	15.26%	18.00%	0.00%
LVIP Wellington Mid-Cap Value Fund Standard Class
	2016	1/19/16	0.40%	0.40%	11.37	11.37	22,294	253,400	27.63%	27.63%	0.56%
LVIP Wellington Mid-Cap Value Fund Service Class
	2016		0.30%	3.20%	11.32	23.34	6,051,525	85,409,064	9.23%	12.45%	0.25%
	2015		0.30%	3.20%	10.07	21.31	5,875,292	74,397,028	-4.85%	-2.05%	0.17%
	2014		0.30%	3.20%	11.81	22.35	10,536,038	137,001,352	4.62%	7.32%	0.14%
	2013		0.65%	3.20%	11.25	21.31	5,852,727	71,933,341	29.60%	32.95%	0.23%
	2012		0.65%	3.20%	8.65	16.40	6,254,372	58,307,396	19.92%	23.01%	0.14%
MFS VIT Core Equity Series Service Class
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.63%
	2014		1.30%	2.65%	16.11	23.66	128,539	2,602,187	8.07%	9.54%	0.53%
	2013		1.30%	2.65%	14.89	21.60	150,821	2,787,669	30.72%	32.50%	0.79%
	2012		1.30%	2.65%	11.37	16.30	153,734	2,143,823	12.92%	14.45%	0.47%
MFS VIT Growth Series Initial Class
	2016		0.40%	2.35%	21.90	30.29	147,407	3,180,899	0.06%	1.02%	0.04%
	2015		1.40%	2.35%	21.68	30.21	152,724	3,321,139	5.06%	6.06%	0.16%
	2014		1.40%	2.35%	20.44	28.70	158,635	3,260,919	6.42%	7.43%	0.10%
	2013		1.40%	2.35%	19.03	26.91	178,292	3,411,475	33.68%	34.95%	0.23%
	2012		1.40%	2.35%	14.10	20.09	194,320	2,756,529	14.66%	15.76%	0.00%
MFS VIT Growth Series Service Class
	2016		0.30%	3.20%	10.42	30.49	4,182,290	79,213,282	-0.79%	1.87%	0.00%
	2015		0.30%	2.95%	10.38	30.40	3,425,811	64,088,413	4.18%	6.61%	0.00%
	2014		0.65%	3.15%	9.85	28.86	2,896,838	50,741,615	5.31%	7.98%	0.00%
	2013		0.65%	3.15%	9.23	27.05	2,388,555	39,011,618	32.26%	35.61%	0.13%
	2012		0.65%	3.15%	6.88	20.19	2,031,830	24,495,882	13.45%	16.32%	0.00%
MFS VIT Total Return Series Initial Class
	2016		1.40%	2.35%	18.64	22.33	342,775	7,575,360	6.56%	7.57%	2.59%
	2015		1.40%	2.35%	17.49	20.76	368,176	7,565,445	-2.69%	-1.76%	2.55%
	2014		1.40%	2.35%	17.97	21.13	434,113	9,082,276	5.97%	6.99%	1.83%
	2013		1.40%	2.35%	16.96	19.75	523,192	10,232,408	16.28%	17.39%	1.72%
	2012		1.40%	2.35%	14.53	16.82	641,850	10,712,722	8.67%	9.71%	2.73%
MFS VIT Total Return Series Service Class
	2016		0.30%	3.25%	15.36	15.36	1,895,002	30,235,182	8.00%	8.00%	2.60%
	2015		0.75%	0.75%	14.23	14.23	332	4,724	-1.33%	-1.33%	0.83%
	2014	1/10/14	0.75%	1.95%	14.42	17.38	794	13,179	2.11%	7.29%	2.59%
	2012		0.65%	3.00%	10.78	15.45	21,159,447	278,375,650	7.66%	10.22%	2.49%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS VIT Utilities Series Initial Class
	2016		0.40%	2.35%	$9.65	$43.31	219,048	$7,254,702	8.88%	11.03%	3.56%
	2015		0.40%	2.35%	8.69	39.69	252,468	7,611,161	-16.51%	-14.86%	4.09%
	2014		0.40%	2.35%	31.76	47.45	297,483	10,684,081	10.11%	11.17%	2.07%
	2013		1.40%	2.35%	28.63	43.00	329,869	10,793,626	17.72%	18.84%	2.31%
	2012		1.40%	2.35%	24.14	36.46	368,766	10,154,800	10.85%	11.91%	6.65%
MFS VIT Utilities Series Service Class
	2016		0.30%	3.20%	9.61	43.64	7,967,828	195,373,173	7.73%	10.90%	3.37%
	2015		0.30%	3.20%	12.12	39.96	8,343,493	187,475,679	-17.44%	-15.31%	3.95%
	2014		0.65%	3.20%	14.69	47.76	8,596,870	233,370,004	8.92%	11.74%	1.91%
	2013		0.65%	3.20%	13.48	43.26	8,857,378	217,755,613	16.43%	19.44%	2.07%
	2012		0.65%	3.20%	11.58	36.65	9,710,700	202,449,105	9.65%	12.48%	6.46%
MFS VIT II Core Equity Portfolio Service Class
	2016		1.30%	2.65%	16.95	25.50	103,555	2,204,695	8.17%	9.63%	0.44%
	2015	3/27/15	1.30%	2.65%	15.65	23.26	118,784	2,350,101	-4.66%	-3.67%	0.29%
MFS VIT II International Value Series Initial Class
	2016		0.40%	0.40%	10.76	10.76	30,083	323,804	3.63%	3.63%	1.44%
	2015		0.40%	0.40%	10.39	10.39	15,106	156,900	6.23%	6.23%	2.21%
	2014	12/26/14	0.40%	0.40%	9.78	9.78	7,060	69,032	-1.37%	-1.37%	0.00%
MFS VIT II International Value Series Service Class
	2016		0.30%	1.65%	10.35	10.72	1,663,316	17,422,808	2.14%	3.53%	1.14%
	2015		0.30%	1.65%	10.13	10.36	1,036,935	10,588,129	4.58%	6.00%	2.28%
	2014	6/27/14	0.30%	1.65%	9.69	9.77	179,168	1,740,765	-4.68%	-0.41%	1.13%
Morgan Stanley UIF Growth Portfolio Class II
	2016		0.65%	2.55%	21.51	37.83	51,141	1,581,220	-4.06%	-2.56%	0.00%
	2015		0.65%	2.30%	18.10	38.83	54,729	1,801,323	9.42%	11.24%	0.00%
	2014		0.65%	2.30%	19.90	34.90	59,632	1,743,735	3.68%	5.40%	0.00%
	2013		0.65%	2.30%	18.74	33.11	70,080	1,998,069	44.51%	46.76%	0.21%
	2012		0.65%	2.20%	12.90	22.56	80,314	1,585,107	11.96%	13.31%	0.00%
Neuberger Berman AMT Mid Cap Growth Portfolio I Class
	2012		1.15%	2.90%	13.79	21.86	1,992,717	36,876,586	9.31%	11.13%	0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class
	2016		1.15%	3.15%	15.51	31.10	994,823	28,198,288	12.57%	14.84%	0.59%
	2015		1.15%	3.15%	13.72	27.17	1,170,110	29,139,938	-10.96%	-9.38%	0.74%
	2014		1.15%	2.90%	15.38	30.19	1,351,272	37,598,861	10.58%	12.54%	1.04%
	2013		1.15%	2.90%	14.70	27.02	1,643,558	40,691,909	33.14%	35.48%	1.15%
	2012		1.15%	2.90%	10.97	20.08	1,996,543	36,696,208	12.28%	14.21%	0.59%
Oppenheimer Global Fund/VA Service Shares
	2016		0.65%	2.20%	13.59	25.25	354,127	7,763,619	-2.33%	-0.80%	0.72%
	2015		0.65%	2.20%	13.89	25.45	360,739	7,985,822	1.42%	3.00%	1.06%
	2014		0.65%	2.20%	13.68	24.71	396,094	8,514,677	-0.17%	1.39%	0.86%
	2013		0.65%	2.20%	13.68	24.37	413,888	8,792,629	24.35%	26.17%	1.17%
	2012		0.65%	2.10%	11.00	19.32	451,145	7,598,199	18.44%	20.17%	1.93%
Oppenheimer International Growth Fund/VA Non-Service Shares
	2016		0.40%	0.80%	8.99	9.08	58,733	532,819	-2.90%	-2.51%	1.04%
	2015		0.40%	0.80%	9.26	9.32	59,618	554,988	2.61%	3.02%	1.19%
	2014	9/22/14	0.40%	0.80%	9.02	9.04	58,349	527,486	-3.86%	2.07%	0.00%
Oppenheimer International Growth Fund/VA Service Shares
	2016		0.30%	1.65%	8.72	9.04	964,138	8,511,287	-4.31%	-3.01%	0.77%
	2015		0.30%	1.65%	9.11	9.20	645,587	5,928,744	1.42%	1.99%	0.70%
	2014	6/30/14	1.10%	1.65%	8.98	9.02	133,741	1,204,995	-9.94%	-5.22%	0.00%
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares
	2016		0.40%	0.40%	12.25	12.25	39,236	480,830	17.58%	17.58%	0.49%
	2015	1/20/15	0.40%	0.40%	10.42	10.42	3,478	36,248	-2.86%	-2.86%	1.20%
Oppenheimer Main Street Small Cap Fund/VA Service Shares
	2016		0.30%	1.65%	11.77	12.20	676,356	8,052,027	15.75%	17.32%	0.23%
	2015		0.30%	1.65%	10.17	10.26	438,963	4,495,929	-7.63%	-7.12%	0.68%
	2014	6/27/14	1.10%	1.65%	11.01	11.05	78,643	868,036	6.41%	11.95%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
PIMCO VIT All Asset All Authority Portfolio Advisor Class
	2016		0.30%	1.65%	$8.94	$9.03	190,951	$1,712,857	11.86%	12.31%	2.97%
	2015		1.10%	1.50%	7.99	8.04	111,256	891,058	-13.71%	-13.36%	2.96%
	2014	7/10/14	1.10%	1.65%	9.25	9.28	80,259	744,225	-8.62%	-6.62%	6.83%
PIMCO VIT All Asset All Authority Portfolio Institutional Class
	2016		0.40%	0.80%	9.16	9.25	10,628	98,215	12.88%	13.33%	3.20%
	2015		0.40%	0.80%	8.17	8.17	23,948	195,479	-12.52%	-12.52%	3.50%
	2014	9/15/14	0.40%	0.40%	9.33	9.33	10,366	96,766	-6.31%	-6.31%	7.83%
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class
	2016		0.30%	2.75%	7.18	8.60	1,603,051	12,900,874	11.76%	14.13%	0.93%
	2015		0.65%	2.75%	6.32	7.54	1,365,622	9,729,125	-27.68%	-26.14%	4.22%
	2014		0.65%	2.80%	8.67	10.20	1,160,090	11,263,973	-20.83%	-19.15%	0.27%
	2013		0.65%	2.75%	10.58	12.62	1,018,149	12,296,157	-16.86%	-15.27%	1.67%
	2012		0.65%	2.80%	12.56	14.90	970,247	13,956,075	2.23%	4.44%	2.44%
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class
	2016		0.40%	0.40%	6.31	6.31	4,810	30,337	14.76%	14.76%	1.15%
	2015		0.40%	0.40%	5.50	5.50	5,175	28,443	-25.88%	-25.88%	1.79%
	2014	9/12/14	0.40%	0.40%	7.41	7.41	556	4,126	-16.96%	-16.96%	0.28%
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class
	2016		0.30%	1.65%	10.20	10.35	285,943	2,951,008	11.38%	11.99%	4.71%
	2015		1.10%	1.65%	9.16	9.24	155,282	1,432,749	-3.94%	-3.41%	5.26%
	2014	7/8/14	1.10%	1.65%	9.53	9.56	87,196	833,472	-7.47%	-5.25%	2.55%
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class
	2016		0.40%	0.40%	10.61	10.61	2,220	23,565	13.06%	13.06%	5.06%
	2015	5/11/15	0.40%	0.40%	9.39	9.39	697	6,547	-6.68%	-6.68%	3.63%
PIMCO VIT Unconstrained Bond Portfolio Advisor Class
	2016		0.30%	1.65%	9.93	10.08	351,061	3,522,085	2.92%	3.49%	1.51%
	2015		1.10%	1.65%	9.65	9.74	273,509	2,656,937	-3.39%	-2.86%	4.55%
	2014	7/18/14	0.30%	1.65%	9.99	10.08	55,732	558,170	-0.62%	0.23%	0.62%
PIMCO VIT Unconstrained Bond Portfolio Institutional Class
	2016		0.40%	0.40%	10.33	10.33	3,225	33,325	4.48%	4.48%	1.70%
	2015	1/9/15	0.40%	0.40%	9.89	9.89	2,234	22,095	-1.86%	-1.86%	4.23%
Putnam VT Absolute Return 500 Fund Class IA
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.39%
	2015	9/30/15	0.40%	0.40%	10.22	10.22	943	9,644	-0.20%	-0.20%	0.00%
Putnam VT Absolute Return 500 Fund Class IB
	2016		0.30%	1.65%	9.87	10.01	218,153	2,177,917	-0.95%	-0.40%	3.21%
	2015		1.10%	1.65%	9.99	10.05	239,428	2,402,565	-2.02%	-1.63%	0.05%
	2014	7/17/14	1.10%	1.50%	10.19	10.22	80,141	818,364	1.70%	2.31%	0.00%
Putnam VT Global Health Care Fund Class IA
	2016		0.40%	0.40%	8.92	8.92	2,153	19,211	-11.50%	-11.50%	0.00%
	2015	8/20/15	0.40%	0.40%	10.08	10.08	1,939	19,563	-3.44%	-3.44%	0.00%
Putnam VT Global Health Care Fund Class IB
	2016		0.30%	2.20%	8.76	25.73	643,384	8,166,716	-13.28%	-11.62%	0.00%
	2015		0.30%	2.20%	23.67	29.41	610,533	9,761,142	5.44%	6.39%	0.00%
	2014		1.30%	2.65%	22.39	27.64	280,068	6,660,175	24.31%	25.99%	0.27%
	2013		1.30%	2.65%	17.89	21.94	214,575	4,055,822	37.97%	39.84%	1.22%
	2012		1.30%	2.65%	12.88	15.69	368,991	5,014,006	19.08%	20.69%	1.09%
Putnam VT Growth & Income Fund Class IB
	2016		1.40%	2.45%	17.59	21.62	65,333	1,220,820	12.35%	13.42%	1.61%
	2015		1.30%	2.35%	15.59	19.24	74,485	1,229,146	-9.68%	-8.73%	1.90%
	2014		1.30%	2.35%	14.04	21.30	96,045	1,738,887	8.16%	9.30%	1.33%
	2013		1.30%	2.35%	12.97	19.70	105,381	1,744,914	32.53%	33.93%	1.56%
	2012		1.30%	2.35%	9.77	14.86	103,687	1,285,320	16.37%	17.60%	1.78%
Putnam VT Income Fund Class IB
	2016		0.30%	1.65%	9.59	9.81	417,684	4,034,433	0.33%	1.69%	3.38%
	2015	6/23/15	0.30%	1.65%	9.56	9.64	214,052	2,051,661	-2.97%	-1.13%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
SIPT VP Market Growth Strategy Fund Class III
	2016		1.10%	1.65%	$10.03	$10.17	174,241	$1,759,951	5.68%	6.26%	3.15%
	2015		1.10%	1.65%	9.55	9.58	83,604	797,918	-4.87%	-4.72%	1.43%
	2014	7/16/14	1.10%	1.25%	10.04	10.05	25,852	259,802	-1.91%	-0.84%	5.61%
SIPT VP Market Plus Strategy Fund Class III
	2016		0.30%	1.50%	10.20	10.53	173,755	1,786,887	6.55%	7.83%	1.86%
	2015		0.30%	1.50%	9.61	9.76	150,117	1,444,007	-5.02%	-4.11%	0.96%
	2014	7/2/14	0.30%	1.25%	10.12	10.18	109,455	1,107,606	-2.30%	3.98%	8.11%
Templeton Foreign VIP Fund Class 1
	2016		0.40%	0.40%	8.69	8.69	2,393	20,789	7.06%	7.06%	1.98%
	2015		0.40%	0.40%	8.11	8.11	2,372	19,246	-6.68%	-6.68%	3.42%
	2014	9/25/14	0.40%	0.40%	8.70	8.70	2,307	20,057	-9.49%	-9.49%	0.00%
Templeton Foreign VIP Fund Class 4
	2016		0.30%	1.65%	8.33	8.63	306,726	2,583,212	5.34%	6.77%	1.50%
	2015		0.30%	1.65%	7.93	8.08	198,634	1,582,413	-8.04%	-6.93%	2.88%
	2014	7/11/14	0.30%	1.50%	8.62	8.69	81,880	707,406	-13.21%	-4.86%	0.00%
Templeton Global Bond VIP Fund Class 1
	2016		0.40%	0.80%	9.70	9.81	157,097	1,539,327	2.38%	2.80%	0.00%
	2015		0.40%	0.80%	9.54	9.54	163,072	1,555,040	-4.48%	-4.48%	7.78%
	2014	9/15/14	0.40%	0.40%	9.99	9.99	96,642	965,253	-1.71%	-1.71%	0.00%
Templeton Global Bond VIP Fund Class 2
	2016		0.60%	3.15%	9.54	18.11	20,761,360	354,728,144	-0.25%	2.32%	0.00%
	2015		0.60%	3.15%	9.43	17.81	23,440,742	396,170,672	-7.27%	-4.88%	7.86%
	2014		0.60%	3.15%	10.46	18.85	25,988,750	467,006,812	-1.33%	1.17%	5.08%
	2013		0.65%	3.15%	10.60	18.74	29,046,516	521,571,310	-1.52%	0.97%	4.79%
	2012		0.65%	3.15%	10.78	18.67	31,621,406	568,205,330	11.61%	14.32%	6.41%
Templeton Global Bond VIP Fund Class 4
	2016		0.30%	1.65%	9.40	9.74	1,888,622	17,954,067	1.19%	2.56%	0.00%
	2015		0.30%	1.65%	9.29	9.50	1,375,882	12,874,602	-5.96%	-4.68%	7.03%
	2014	6/30/14	0.30%	1.65%	9.88	9.97	398,338	3,945,389	-2.52%	-1.89%	0.00%
Templeton Growth VIP Fund Class 2
	2016		1.10%	3.05%	11.67	20.27	1,761,584	29,587,438	6.49%	8.42%	1.88%
	2015		1.10%	2.90%	10.95	18.83	1,979,364	30,914,559	-9.16%	-7.51%	2.62%
	2014		1.10%	2.90%	12.05	20.52	2,321,118	39,440,270	-5.60%	-3.88%	1.35%
	2013		1.10%	2.90%	12.56	21.51	2,795,534	49,561,031	27.15%	29.39%	2.67%
	2012		1.10%	2.85%	9.71	16.75	3,394,051	46,734,678	17.73%	19.74%	2.05%
Transparent Value Directional Allocation VI Portfolio Class I
	2015		0.40%	0.40%	9.67	9.67	3,434	33,213	-2.95%	-2.95%	0.00%
	2014	7/25/14	0.40%	0.40%	9.96	9.96	3,511	34,995	-3.23%	-3.23%	0.00%
Transparent Value Directional Allocation VI Portfolio Class II
	2015		1.10%	1.65%	9.48	9.54	813,132	7,738,723	-4.21%	-3.82%	0.00%
	2014	7/11/14	1.10%	1.50%	9.89	9.92	1,117,078	11,078,510	-3.44%	6.83%	0.00%
UIF Global Infrastructure Portfolio Class I
	2016		0.40%	0.40%	10.49	10.49	7,195	75,482	14.81%	14.81%	1.99%
	2015		0.40%	0.40%	9.14	9.14	4,879	44,586	-14.10%	-14.10%	1.79%
	2014	7/24/14	0.40%	0.40%	10.64	10.64	4,651	49,489	-1.02%	-1.02%	0.00%
UIF Global Infrastructure Portfolio Class II
	2016		0.30%	1.65%	10.08	10.44	580,374	5,916,784	13.09%	14.62%	1.92%
	2015		0.30%	1.65%	8.91	8.99	357,756	3,211,909	-15.30%	-14.83%	1.69%
	2014	6/30/14	1.10%	1.65%	10.52	10.56	152,233	1,606,202	-0.23%	1.01%	0.00%
VanEck VIP Global Hard Assets Fund Class S Shares
	2016		0.30%	1.65%	6.91	7.16	433,003	3,035,987	41.07%	42.98%	0.26%
	2015		0.30%	1.65%	4.90	5.01	251,082	1,241,231	-34.72%	-33.82%	0.02%
	2014	7/10/14	0.30%	1.65%	7.50	7.57	81,965	616,806	-28.81%	-22.40%	0.00%
VanEck VIP Global Hard Assets Fund Initial Class Shares
	2016		0.40%	0.40%	7.19	7.19	41,596	299,092	43.14%	43.14%	0.36%
	2015		0.40%	0.40%	5.02	5.02	45,049	226,309	-33.71%	-33.71%	0.02%
	2014	7/24/14	0.40%	0.80%	7.56	7.58	25,206	191,019	-29.20%	-24.78%	0.00%

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Virtus Equity Trend Series Class A
	2016		1.10%	1.65%	$8.52	$8.64	138,067	$1,188,526	-2.59%	-2.05%	0.00%
	2015		1.10%	1.65%	8.75	8.83	381,314	3,361,190	-10.81%	-10.32%	0.00%
	2014	7/15/14	0.30%	1.65%	9.81	9.89	267,587	2,631,015	-4.62%	2.50%	0.00%
Virtus Equity Trend Series Class I
	2014	9/22/14	0.40%	0.40%	9.89	9.89	14,402	142,489	-3.90%	-3.90%	0.00%
Virtus Multi-Sector Fixed Income Series Class A
	2016		0.30%	1.65%	10.11	10.48	1,016,832	10,380,554	7.50%	8.96%	4.56%
	2015		0.30%	1.65%	9.41	9.49	666,746	6,310,592	-2.87%	-2.34%	5.90%
	2014	7/2/14	1.10%	1.65%	9.69	9.72	138,168	1,341,749	-4.16%	-3.20%	6.12%
Virtus Multi-Sector Fixed Income Series Class I
	2016		0.40%	0.40%	10.52	10.52	1,263	13,293	9.15%	9.15%	4.41%
	2015	6/25/15	0.40%	0.40%	9.64	9.64	1,263	12,189	-3.61%	-3.61%	2.92%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2016:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio Class B	$1,520,731	$5,887,553
AB VPS International Value Portfolio Class B	6,693	9,266
AB VPS Large Cap Growth Portfolio Class B	1,772,080	1,714,163
AB VPS Small/Mid Cap Value Portfolio Class A	273,201	9,995
AB VPS Small/Mid Cap Value Portfolio Class B	21,752,930	25,911,796
Alps|Alerian Energy Infrastructure Portfolio Class I	12,969	22,005
Alps|Alerian Energy Infrastructure Portfolio Class III	2,798,711	959,262
Alps|Red Rocks Listed Private Equity Portfolio Class I	250,893	229,266
Alps|Red Rocks Listed Private Equity Portfolio Class III	2,189,170	512,018
Alps|Stadion Tactical Defensive Portfolio Class I	45,032	43
Alps|Stadion Tactical Defensive Portfolio Class III	1,160,133	2,431,368
Alps|Stadion Tactical Growth Portfolio Class III	2,921,701	616,879
American Century VP Balanced Fund Class II	19,272,279	968,322
American Century VP Inflation Protection Fund Class II	29,009	10,992
American Funds Asset Allocation Fund Class 1	10,580,852	427,869
American Funds Asset Allocation Fund Class 4	43,378,212	4,792,068
American Funds Blue Chip Income and Growth Fund Class 1	990,518	312,831
American Funds Blue Chip Income and Growth Fund Class 4	12,230,634	3,082,112
American Funds Bond Fund Class 1	2,325,388	1,065,219
American Funds Capital Income Builder Fund Class 1	597,368	33,720
American Funds Capital Income Builder Fund Class 4	17,116,862	2,895,730
American Funds Global Balanced Fund Class 1	333,484	97,077
American Funds Global Bond Fund Class 1	624,089	196,871
American Funds Global Growth Fund Class 1	487,193	114,890
American Funds Global Growth Fund Class 2	37,414,586	38,724,220
American Funds Global Growth Fund Class 4	9,570,996	4,352,107
American Funds Global Growth and Income Fund Class 1	650,912	48,132
American Funds Global Small Capitalization Fund Class 1	681,229	125,732
American Funds Global Small Capitalization Fund Class 2	83,313,715	46,876,260
American Funds Global Small Capitalization Fund Class 4	3,118,180	1,746,828
American Funds Growth Fund Class 1	2,626,420	487,224
American Funds Growth Fund Class 2	141,392,287	188,610,334
American Funds Growth Fund Class 4	26,849,047	4,506,720
American Funds Growth-Income Fund Class 1	1,671,736	253,094
American Funds Growth-Income Fund Class 2	244,212,804	222,948,200
American Funds Growth-Income Fund Class 4	18,152,425	3,227,066
American Funds High-Income Bond Fund Class 1	387,048	72,706
American Funds International Fund Class 1	1,616,534	992,646
American Funds International Fund Class 2	82,914,143	78,472,832
American Funds International Fund Class 4	7,503,585	2,086,055
American Funds International Growth and Income Fund Class 1	161,034	224,170
American Funds Managed Risk Asset Allocation Fund Class P1	409,590	125,286
American Funds Managed Risk Asset Allocation Fund Class P2	38,607,899	2,656,249
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	67,501	7,001
American Funds Managed Risk Growth Fund Class P1	98,522	901
American Funds Managed Risk Growth-Income Fund Class P1	2,614	2,027
American Funds Managed Risk International Fund Class P1	42,516	52,600
American Funds Mortgage Fund Class 1	209,093	81,737
American Funds Mortgage Fund Class 4	5,165,566	4,921,926
American Funds New World Fund Class 1	927,509	160,578
American Funds New World Fund Class 4	6,226,675	2,060,450
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	145,081	19,015
BlackRock Global Allocation V.I. Fund Class I	1,321,243	537,004
BlackRock Global Allocation V.I. Fund Class III	39,090,980	146,871,061
BlackRock iShares Alternative Strategies V.I. Fund Class I	10,550	1,217
BlackRock iShares Alternative Strategies V.I. Fund Class III	3,252,009	302,382
Catalyst Dividend Capture VA Fund	419,893	239,407
ClearBridge Variable Aggressive Growth Portfolio Class I	34,012	15,659

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
ClearBridge Variable Aggressive Growth Portfolio Class II	$5,147,697	$3,003,578
ClearBridge Variable Mid Cap Portfolio Class I	170,813	42,578
ClearBridge Variable Mid Cap Portfolio Class II	6,355,230	3,362,130
Delaware VIP Diversified Income Series Standard Class	1,784,278	512,264
Delaware VIP Diversified Income Series Service Class	166,209,779	91,962,523
Delaware VIP Emerging Markets Series Standard Class	222,922	1,270
Delaware VIP Emerging Markets Series Service Class	21,851,050	52,203,931
Delaware VIP High Yield Series Standard Class	2,593,980	940,777
Delaware VIP High Yield Series Service Class	25,441,280	34,261,630
Delaware VIP International Value Equity Series Standard Class	2,836	36,425
Delaware VIP Limited-Term Diversified Income Series Standard Class	132,870	158,956
Delaware VIP Limited-Term Diversified Income Series Service Class	64,149,698	117,309,019
Delaware VIP REIT Series Standard Class	1,636,199	1,981,749
Delaware VIP REIT Series Service Class	29,195,590	17,565,113
Delaware VIP Small Cap Value Series Standard Class	1,017,205	1,224,861
Delaware VIP Small Cap Value Series Service Class	47,206,893	42,380,188
Delaware VIP Smid Cap Growth Series Standard Class	1,087,172	1,184,933
Delaware VIP Smid Cap Growth Series Service Class	36,785,914	20,635,497
Delaware VIP U.S. Growth Series Service Class	107,169,999	34,487,084
Delaware VIP Value Series Standard Class	1,320,217	751,880
Delaware VIP Value Series Service Class	72,854,999	29,320,658
Deutsche Alternative Asset Allocation VIP Portfolio Class A	198,562	124,308
Deutsche Alternative Asset Allocation VIP Portfolio Class B	4,235,429	6,355,205
Deutsche Equity 500 Index VIP Portfolio Class A	626,075	939,934
Deutsche Small Cap Index VIP Portfolio Class A	348,168	595,081
Eaton Vance VT Floating-Rate Income Fund Initial Class	7,851,491	3,491,690
Eaton Vance VT Floating-Rate Income Fund ADV Class	240,838	175,809
Fidelity VIP Contrafund Portfolio Initial Class	1,039,559	7,623
Fidelity VIP Contrafund Portfolio Service Class 2	101,240,182	113,248,783
Fidelity VIP Equity-Income Portfolio Service Class 2	8,839	8,915
Fidelity VIP Growth Portfolio Initial Class	638,987	1,391,600
Fidelity VIP Growth Portfolio Service Class 2	34,425,609	24,190,411
Fidelity VIP Mid Cap Portfolio Initial Class	572,031	112,231
Fidelity VIP Mid Cap Portfolio Service Class 2	53,994,344	61,925,666
Fidelity VIP Overseas Portfolio Service Class 2	15,772	16,087
Fidelity VIP Strategic Income Portfolio Initial Class	296,727	8,413
Fidelity VIP Strategic Income Portfolio Service Class 2	6,845,189	932,472
First Trust Dorsey Wright Tactical Core Portfolio Class I	4,964,739	3,114,888
First Trust Multi Income Allocation Portfolio Class I	2,371,628	433,340
First Trust Multi Income Allocation Portfolio Class II	49,200	23
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	8,328,884	1,313,953
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	298	485
Franklin Founding Funds Allocation VIP Fund Class 4	2,325,711	370,249
Franklin Income VIP Fund Class 1	41,791	1,010
Franklin Income VIP Fund Class 2	50,000,127	70,301,402
Franklin Income VIP Fund Class 4	8,337,065	2,059,281
Franklin Mutual Shares VIP Fund Class 1	600,798	27,160
Franklin Mutual Shares VIP Fund Class 2	80,398,795	104,378,377
Franklin Mutual Shares VIP Fund Class 4	2,531,839	715,835
Franklin Rising Dividends VIP Fund Class 1	271,284	37,060
Franklin Rising Dividends VIP Fund Class 4	8,848,838	1,180,809
Franklin Small Cap Value VIP Fund Class 1	76,434	4,955
Franklin Small Cap Value VIP Fund Class 4	3,513,739	396,182
Franklin Small-Mid Cap Growth VIP Fund Class 1	197,831	758
Franklin Small-Mid Cap Growth VIP Fund Class 2	45,784	55,695
Franklin Small-Mid Cap Growth VIP Fund Class 4	1,881,608	602,683
Goldman Sachs VIT Large Cap Value Fund Service Shares	7,324,053	19,597,164
Goldman Sachs VIT Government Money Market Fund Institutional Shares	4,689,368	4,067,076
Goldman Sachs VIT Government Money Market Fund Service Shares	61,073,759	49,540,162
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	978,019	913,366
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares	37,975	9,717

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Goldman Sachs VIT Strategic Income Fund Advisor Shares	$2,308,032	$931,848
Goldman Sachs VIT Strategic Income Fund Institutional Shares	24,810	147
Guggenheim Long Short Equity Fund	1,299,432	1,410,582
Guggenheim Multi-Hedge Strategies Fund	1,902,920	1,188,816
Hartford Capital Appreciation HLS Fund Class IA	8,321	2,757
Hartford Capital Appreciation HLS Fund Class IC	3,678,193	836,870
Invesco V.I. American Franchise Fund Series I	285,419	219,039
Invesco V.I. American Franchise Fund Series II	121,948	154,740
Invesco V.I. Balanced-Risk Allocation Fund Series I	15,732	36,637
Invesco V.I. Balanced-Risk Allocation Fund Series II	5,878,225	1,205,266
Invesco V.I. Comstock Fund Series I	54,923	5,345
Invesco V.I. Comstock Fund Series II	1,579,912	426,042
Invesco V.I. Core Equity Fund Series I	651,170	1,012,776
Invesco V.I. Core Equity Fund Series II	120,762	352,411
Invesco V.I. Diversified Dividend Fund Series I	29,692	32,397
Invesco V.I. Diversified Dividend Fund Series II	11,313,061	1,919,611
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	24,951	7,032
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	8,204,052	2,440,468
Invesco V.I. Equity and Income Fund Series I	17,486	53
Invesco V.I. Equity and Income Fund Series II	3,044,524	581,366
Invesco V.I. International Growth Fund Series I	81,715	388,062
Invesco V.I. International Growth Fund Series II	9,086,150	1,914,955
Ivy VIP Asset Strategy Portfolio	1,948,578	2,665,228
Ivy VIP Energy Portfolio	3,556,239	1,966,402
Ivy VIP High Income Portfolio	5,808,320	1,515,657
Ivy VIP Micro Cap Growth Portfolio	1,750,275	299,511
Ivy VIP Mid Cap Growth Portfolio	3,083,272	1,516,908
Ivy VIP Science and Technology Portfolio	4,722,332	2,913,295
Janus Aspen Balanced Portfolio Service Shares	1,895,770	2,430,287
Janus Aspen Enterprise Portfolio Service Shares	1,121,399	650,782
Janus Aspen Global Research Portfolio Service Shares	35,421	124,403
JPMorgan Insurance Trust Global Allocation Portfolio Class 2	2,088,222	509,031
JPMorgan Insurance Trust Income Builder Portfolio Class 2	1,035,072	126,406
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	85,627	4,567
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	4,217,307	485,915
Lord Abbett Bond Debenture Portfolio Class VC	7,030,543	703,459
Lord Abbett Developing Growth Portfolio Class VC	1,804,131	1,074,080
Lord Abbett Fundamental Equity Portfolio Class VC	556,664	2,319,543
Lord Abbett Short Duration Income Portfolio Class VC	8,377,982	4,223,268
LVIP American Balanced Allocation Fund Standard Class	4,090,882	8,200,755
LVIP American Balanced Allocation Fund Service Class	13,868,987	1,143,862
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class	74,111,984	9,685,742
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	89,207	11,637
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	8,768,911	1,397,816
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	253,579	504,439
LVIP American Global Growth Allocation Managed Risk Fund Service Class	12,607,551	4,091,236
LVIP American Global Growth Fund Service Class II	27,216,460	16,991,869
LVIP American Global Small Capitalization Fund Service Class II	8,478,329	9,776,924
LVIP American Growth Allocation Fund Standard Class	946,077	53,278
LVIP American Growth Allocation Fund Service Class	8,924,937	1,469,125
LVIP American Growth Fund Service Class II	89,064,820	26,674,329
LVIP American Growth-Income Fund Service Class II	63,556,789	21,991,116
LVIP American Income Allocation Fund Standard Class	53,048	754
LVIP American International Fund Service Class II	15,831,447	13,687,645
LVIP American Preservation Fund Standard Class	76,487	38,285
LVIP American Preservation Fund Service Class	5,827,394	1,867,516
LVIP AQR Enhanced Global Strategies Fund Standard Class	61	14,470
LVIP AQR Enhanced Global Strategies Fund Service Class	300,721	2,818,813
LVIP Baron Growth Opportunities Fund Standard Class	182,032	15,943
LVIP Baron Growth Opportunities Fund Service Class	17,236,422	27,619,605
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class	261,291	19,332

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class	$150,256,914	$17,719,441
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	34,147	180,329
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	28,815,056	248,144,593
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class	26,442	126,722
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class	77,352,652	84,192,554
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class	68,016,788	1,055,175
LVIP BlackRock Inflation Protected Bond Fund Standard Class	301,044	123,773
LVIP BlackRock Inflation Protected Bond Fund Service Class	53,615,244	64,141,482
LVIP BlackRock Multi-Asset Income Fund Standard Class	68,689	40,753
LVIP BlackRock Multi-Asset Income Fund Service Class	3,667,683	1,016,853
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class	118,138,768	2,727,927
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	132,624	432,583
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	13,361,174	41,786,266
LVIP Blended Core Equity Managed Volatility Fund Standard Class	1,092	5,012
LVIP Blended Core Equity Managed Volatility Fund Service Class	85,640,335	5,702,977
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class	283,635	303,684
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class	105,282,416	15,354,508
LVIP Blended Mid Cap Managed Volatility Fund Standard Class	76,229	652
LVIP Blended Mid Cap Managed Volatility Fund Service Class	173,238,123	14,312,746
LVIP Clarion Global Real Estate Fund Standard Class	67,590	41,787
LVIP Clarion Global Real Estate Fund Service Class	10,990,611	15,457,345
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	34,505,026	3,147,746
LVIP Delaware Bond Fund Standard Class	4,760,901	13,725,189
LVIP Delaware Bond Fund Service Class	397,266,268	117,558,954
LVIP Delaware Diversified Floating Rate Fund Standard Class	448,149	881,825
LVIP Delaware Diversified Floating Rate Fund Service Class	48,127,079	83,756,475
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	495,703	661,146
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	4,276,242	5,294,928
LVIP Delaware Social Awareness Fund Standard Class	1,151,880	1,320,130
LVIP Delaware Social Awareness Fund Service Class	10,499,901	9,144,314
LVIP Delaware Special Opportunities Fund Service Class	14,104,950	6,798,166
LVIP Dimensional International Equity Managed Volatility Fund Standard Class	159,947	571,911
LVIP Dimensional International Equity Managed Volatility Fund Service Class	42,716,630	17,500,165
LVIP Dimensional International Core Equity Fund Standard Class	1,147,627	5,035
LVIP Dimensional International Core Equity Fund Service Class	6,852,831	2,129,884
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	2,125,839	1,018,635
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	28,953,535	4,525,464
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	926,241	307,655
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	12,761,721	2,320,457
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class	745,688	1,842,348
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class	129,991,029	15,415,592
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	2,270,870	299,755
LVIP Dimensional/Vanguard Total Bond Fund Service Class	100,165,589	35,650,396
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class	86,220,071	52,713,203
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	382,822	334,094
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class	10,215	10,430
LVIP Franklin Templeton Value Managed Volatility Fund Service Class	82,540,482	5,929,434
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	209,640	149,543
LVIP Global Conservative Allocation Managed Risk Fund Service Class	134,444,036	136,673,906
LVIP Global Growth Allocation Managed Risk Fund Standard Class	77,621	177,202
LVIP Global Growth Allocation Managed Risk Fund Service Class	319,672,712	745,027,746
LVIP Global Income Fund Standard Class	587,981	3,712
LVIP Global Income Fund Service Class	43,980,699	47,376,099
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	227,189	151,778
LVIP Global Moderate Allocation Managed Risk Fund Service Class	355,432,078	553,081,706
LVIP Goldman Sachs Income Builder Fund Standard Class	16,536	7,661
LVIP Goldman Sachs Income Builder Fund Service Class	2,047,824	758,887
LVIP Government Money Market Fund Standard Class	14,879,367	17,334,558
LVIP Government Money Market Fund Service Class	151,545,983	173,579,869
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	127,631,890	2,005,417
LVIP Invesco Select Equity Managed Volatility Fund Standard Class	3,744	7,305

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Invesco Select Equity Managed Volatility Fund Service Class	$18,116,615	$11,609,227
LVIP JPMorgan High Yield Fund Standard Class	99,622	2,423
LVIP JPMorgan High Yield Fund Service Class	52,083,451	35,577,402
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class	147,508	114,910
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class	111,564,291	10,719,577
LVIP Managed Risk Profile 2010 Fund Service Class	1,019,139	604,734
LVIP Managed Risk Profile 2020 Fund Service Class	775,434	1,177,524
LVIP Managed Risk Profile 2030 Fund Service Class	429,755	1,616,903
LVIP Managed Risk Profile 2040 Fund Service Class	323,213	1,841,767
LVIP MFS International Growth Fund Standard Class	19,402	10,869
LVIP MFS International Growth Fund Service Class	12,194,799	12,689,193
LVIP MFS International Equity Managed Volatility Fund Service Class	43,367,851	9,405,033
LVIP MFS Value Fund Standard Class	39,679	403
LVIP MFS Value Fund Service Class	66,493,503	75,089,137
LVIP Mondrian International Value Fund Standard Class	1,149,884	1,912,095
LVIP Mondrian International Value Fund Service Class	28,344,374	28,067,645
LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class	179,455	287
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	9,268,728	1,788,538
LVIP PIMCO Low Duration Bond Fund Standard Class	3,526,391	703,874
LVIP PIMCO Low Duration Bond Fund Service Class	176,898,355	42,707,781
LVIP Select Core Equity Managed Volatility Fund Standard Class	178,377	603,428
LVIP Select Core Equity Managed Volatility Fund Service Class	34,455,816	52,457,494
LVIP SSGA Bond Index Fund Standard Class	432,160	30,841
LVIP SSGA Bond Index Fund Service Class	112,598,658	71,988,921
LVIP SSGA Conservative Index Allocation Fund Service Class	17,421,736	14,611,714
LVIP SSGA Conservative Structured Allocation Fund Standard Class	58,713	42,594
LVIP SSGA Conservative Structured Allocation Fund Service Class	28,933,846	23,794,839
LVIP SSGA Developed International 150 Fund Standard Class	136,969	20,407
LVIP SSGA Developed International 150 Fund Service Class	14,595,269	19,096,221
LVIP SSGA Emerging Markets 100 Fund Standard Class	225,736	192,873
LVIP SSGA Emerging Markets 100 Fund Service Class	16,093,899	26,855,787
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class	116,987	92,857
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class	44,865,890	103,611,180
LVIP SSGA International Index Fund Standard Class	372,947	264,298
LVIP SSGA International Index Fund Service Class	25,172,865	18,900,172
LVIP SSGA International Managed Volatility Fund Standard Class	165,938	20,384
LVIP SSGA International Managed Volatility Fund Service Class	270,503,848	8,199,014
LVIP SSGA Large Cap 100 Fund Standard Class	775,215	300,193
LVIP SSGA Large Cap 100 Fund Service Class	44,875,738	45,305,561
LVIP SSGA Large Cap Managed Volatility Fund Standard Class	570	294
LVIP SSGA Large Cap Managed Volatility Fund Service Class	83,937,777	6,216,174
LVIP SSGA Moderate Index Allocation Fund Service Class	26,023,242	19,135,760
LVIP SSGA Moderate Structured Allocation Fund Standard Class	10,036	837
LVIP SSGA Moderate Structured Allocation Fund Service Class	57,999,105	71,250,642
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class	17,373,794	16,587,384
LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class	624,039	1,849
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class	44,661,920	49,265,498
LVIP SSGA S&P 500 Index Fund Standard Class	8,022,637	4,818,205
LVIP SSGA S&P 500 Index Fund Service Class	75,406,411	85,997,440
LVIP SSGA Small-Cap Index Fund Standard Class	1,125,162	419,876
LVIP SSGA Small-Cap Index Fund Service Class	22,876,257	39,118,615
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class	24,617	65,262
LVIP SSGA SMID Cap Managed Volatility Fund Service Class	71,905,279	7,638,380
LVIP SSGA Small-Mid Cap 200 Fund Standard Class	591,885	412,655
LVIP SSGA Small-Mid Cap 200 Fund Service Class	18,701,266	16,540,507
LVIP T. Rowe Price Growth Stock Fund Standard Class	589,450	38,720
LVIP T. Rowe Price Growth Stock Fund Service Class	22,888,654	47,191,382
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	542,610	529,078
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	16,166,157	16,361,743
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	852	1,355
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	340,905,223	5,256,132

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Vanguard Domestic Equity ETF Fund Standard Class	$263,053	$235,888
LVIP Vanguard Domestic Equity ETF Fund Service Class	29,655,025	13,447,373
LVIP Vanguard International Equity ETF Fund Standard Class	180,812	168,302
LVIP Vanguard International Equity ETF Fund Service Class	14,166,122	6,578,798
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	1,379	92,728
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	16,616,469	88,158,881
LVIP Wellington Capital Growth Fund Standard Class	6,833	6,292
LVIP Wellington Capital Growth Fund Service Class	35,522,149	30,913,235
LVIP Wellington Mid-Cap Value Fund Standard Class	244,792	200
LVIP Wellington Mid-Cap Value Fund Service Class	10,548,086	8,792,655
MFS VIT Growth Series Initial Class	286,306	310,674
MFS VIT Growth Series Service Class	22,146,887	4,089,100
MFS VIT Total Return Series Initial Class	8,140,149	8,342,089
MFS VIT Total Return Series Service Class	38,298,963	7,969,800
MFS VIT Utilities Series Initial Class	713,768	1,419,428
MFS VIT Utilities Series Service Class	29,649,600	30,809,518
MFS VIT II Core Equity Portfolio Service Class	196,936	378,981
MFS VIT II International Value Series Initial Class	201,630	28,397
MFS VIT II International Value Series Service Class	8,762,232	1,815,099
Morgan Stanley UIF Growth Portfolio Class II	502,476	419,576
Neuberger Berman AMT Mid Cap Growth Portfolio I Class	12,792	12,865
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class	3,034,454	6,034,338
Oppenheimer Global Fund/VA Service Shares	1,294,414	946,900
Oppenheimer International Growth Fund/VA Non-Service Shares	65,866	55,541
Oppenheimer International Growth Fund/VA Service Shares	4,170,095	1,145,645
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	442,038	13,440
Oppenheimer Main Street Small Cap Fund/VA Service Shares	3,141,334	569,058
PIMCO VIT All Asset All Authority Portfolio Advisor Class	1,187,923	486,292
PIMCO VIT All Asset All Authority Portfolio Institutional Class	5,046	116,809
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	4,775,225	3,068,702
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	460	2,426
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	2,710,526	1,298,589
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	17,033	409
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	1,522,818	758,921
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	13,219	2,744
Putnam VT Absolute Return 500 Fund Class IA	26,026	35,207
Putnam VT Absolute Return 500 Fund Class IB	672,367	832,994
Putnam VT Global Health Care Fund Class IA	14,737	8,643
Putnam VT Global Health Care Fund Class IB	5,153,423	4,595,065
Putnam VT Growth & Income Fund Class IB	72,017	188,820
Putnam VT Income Fund Class IB	2,276,237	239,780
SIPT VP Market Growth Strategy Fund Class III	1,102,881	151,755
SIPT VP Market Plus Strategy Fund Class III	416,105	100,635
Templeton Foreign VIP Fund Class 1	1,590	793
Templeton Foreign VIP Fund Class 4	1,746,366	943,734
Templeton Global Bond VIP Fund Class 1	102,407	160,767
Templeton Global Bond VIP Fund Class 2	8,486,424	58,860,872
Templeton Global Bond VIP Fund Class 4	7,088,982	2,559,496
Templeton Growth VIP Fund Class 2	3,777,414	6,028,999
Transparent Value Directional Allocation VI Portfolio Class I	26	34,030
Transparent Value Directional Allocation VI Portfolio Class II	192,303	8,208,014
UIF Global Infrastructure Portfolio Class I	34,480	5,892
UIF Global Infrastructure Portfolio Class II	3,361,852	795,456
VanEck VIP Global Hard Assets Fund Class S Shares	1,868,407	778,284
VanEck VIP Global Hard Assets Fund Initial Class Shares	1,098	22,765
Virtus Equity Trend Series Class A	162,841	2,200,236
Virtus Multi-Sector Fixed Income Series Class A	5,113,870	1,274,383
Virtus Multi-Sector Fixed Income Series Class I	619	51

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments

The following is a summary of investments owned at December 31, 2016:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio Class B	1,139,818	$21.52	$24,528,884	$21,729,677
AB VPS International Value Portfolio Class B	186	13.16	2,454	2,438
AB VPS Large Cap Growth Portfolio Class B	217,613	43.32	9,426,990	7,167,165
AB VPS Small/Mid Cap Value Portfolio Class A	18,828	20.29	382,014	355,654
AB VPS Small/Mid Cap Value Portfolio Class B	9,536,428	20.12	191,872,929	173,594,925
Alps|Alerian Energy Infrastructure Portfolio Class I	24,545	9.82	241,035	261,303
Alps|Alerian Energy Infrastructure Portfolio Class III	558,045	9.80	5,468,839	5,233,479
Alps|Red Rocks Listed Private Equity Portfolio Class I	2,538	10.59	26,877	26,242
Alps|Red Rocks Listed Private Equity Portfolio Class III	491,447	11.06	5,435,405	5,220,640
Alps|Stadion Tactical Defensive Portfolio Class I	5,321	10.42	55,447	54,270
Alps|Stadion Tactical Defensive Portfolio Class III	423,100	10.66	4,510,251	4,292,584
Alps|Stadion Tactical Growth Portfolio Class III	383,453	10.36	3,972,572	3,723,945
American Century VP Balanced Fund Class II	2,646,391	6.97	18,445,345	18,318,182
American Century VP Inflation Protection Fund Class II	2,693	10.11	27,228	28,059
American Funds Asset Allocation Fund Class 1	637,159	21.68	13,813,616	13,651,512
American Funds Asset Allocation Fund Class 4	4,088,264	21.43	87,611,494	86,128,668
American Funds Blue Chip Income and Growth Fund Class 1	247,295	13.53	3,345,905	3,244,809
American Funds Blue Chip Income and Growth Fund Class 4	1,465,187	13.39	19,618,849	19,508,914
American Funds Bond Fund Class 1	338,411	10.80	3,654,841	3,734,834
American Funds Capital Income Builder Fund Class 1	96,885	9.46	916,529	932,549
American Funds Capital Income Builder Fund Class 4	2,810,750	9.45	26,561,590	27,158,689
American Funds Global Balanced Fund Class 1	50,170	11.08	555,879	563,512
American Funds Global Bond Fund Class 1	197,991	11.22	2,221,457	2,344,175
American Funds Global Growth Fund Class 1	90,176	24.05	2,168,745	2,443,579
American Funds Global Growth Fund Class 2	11,450,026	23.85	273,083,113	265,088,786
American Funds Global Growth Fund Class 4	706,017	23.81	16,810,257	18,112,530
American Funds Global Growth and Income Fund Class 1	113,007	13.02	1,471,346	1,462,576
American Funds Global Small Capitalization Fund Class 1	56,609	20.24	1,145,764	1,288,890
American Funds Global Small Capitalization Fund Class 2	19,209,929	19.72	378,819,802	387,194,784
American Funds Global Small Capitalization Fund Class 4	253,800	19.91	5,053,154	5,900,106
American Funds Growth Fund Class 1	120,356	67.29	8,098,770	8,519,669
American Funds Growth Fund Class 2	20,520,135	66.92	1,373,207,430	1,184,958,253
American Funds Growth Fund Class 4	783,459	66.41	52,029,492	53,218,299
American Funds Growth-Income Fund Class 1	98,086	44.41	4,355,998	4,629,319
American Funds Growth-Income Fund Class 2	42,206,524	44.00	1,857,087,056	1,620,842,476
American Funds Growth-Income Fund Class 4	793,421	43.73	34,696,318	36,281,413
American Funds High-Income Bond Fund Class 1	128,405	10.18	1,307,167	1,377,630
American Funds International Fund Class 1	208,070	16.82	3,499,730	3,941,650
American Funds International Fund Class 2	37,529,918	16.76	629,001,419	667,912,284
American Funds International Fund Class 4	928,371	16.64	15,448,086	17,172,826
American Funds International Growth and Income Fund Class 1	97,984	14.48	1,418,815	1,648,322
American Funds Managed Risk Asset Allocation Fund Class P1	100,531	12.02	1,208,379	1,179,430
American Funds Managed Risk Asset Allocation Fund Class P2	5,727,450	12.01	68,786,677	67,867,740
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	12,648	11.67	147,596	138,473
American Funds Managed Risk Growth Fund Class P1	10,971	10.71	117,502	119,270
American Funds Managed Risk Growth-Income Fund Class P1	2,175	11.07	24,078	25,213
American Funds Managed Risk International Fund Class P1	4,791	8.89	42,595	45,510
American Funds Mortgage Fund Class 1	35,404	10.56	373,863	377,589
American Funds Mortgage Fund Class 4	441,006	10.48	4,621,747	4,699,359
American Funds New World Fund Class 1	149,165	19.72	2,941,540	3,196,299
American Funds New World Fund Class 4	746,133	19.51	14,557,060	14,661,694
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	20,481	12.05	246,795	254,851
BlackRock Global Allocation V.I. Fund Class I	240,616	15.51	3,731,954	3,892,374
BlackRock Global Allocation V.I. Fund Class III	83,741,525	13.37	1,119,624,189	1,183,439,741
BlackRock iShares Alternative Strategies V.I. Fund Class I	919	10.15	9,323	9,375
BlackRock iShares Alternative Strategies V.I. Fund Class III	328,955	10.12	3,329,021	3,491,618
Catalyst Dividend Capture VA Fund	111,588	12.40	1,383,686	1,286,700
ClearBridge Variable Aggressive Growth Portfolio Class I	7,907	25.08	198,297	232,742

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
ClearBridge Variable Aggressive Growth Portfolio Class II	770,180	$24.74	$19,054,258	$22,071,036
ClearBridge Variable Mid Cap Portfolio Class I	16,446	19.07	313,631	314,848
ClearBridge Variable Mid Cap Portfolio Class II	1,136,489	18.97	21,559,186	21,088,903
Delaware VIP Diversified Income Series Standard Class	439,199	10.29	4,519,360	4,644,019
Delaware VIP Diversified Income Series Service Class	172,636,436	10.22	1,764,344,376	1,825,619,782
Delaware VIP Emerging Markets Series Standard Class	13,563	17.94	243,313	221,793
Delaware VIP Emerging Markets Series Service Class	15,425,378	17.88	275,805,754	290,593,393
Delaware VIP High Yield Series Standard Class	1,036,934	5.14	5,329,840	5,347,875
Delaware VIP High Yield Series Service Class	27,406,334	5.12	140,320,430	149,313,763
Delaware VIP International Value Equity Series Standard Class	10,876	11.11	120,832	137,863
Delaware VIP Limited-Term Diversified Income Series Standard Class	113,588	9.82	1,115,430	1,123,054
Delaware VIP Limited-Term Diversified Income Series Service Class	130,721,977	9.75	1,274,539,276	1,294,710,111
Delaware VIP REIT Series Standard Class	222,341	15.57	3,461,851	3,138,144
Delaware VIP REIT Series Service Class	11,053,482	15.54	171,771,104	150,019,936
Delaware VIP Small Cap Value Series Standard Class	184,182	39.84	7,337,791	5,315,513
Delaware VIP Small Cap Value Series Service Class	9,193,344	39.67	364,699,949	299,838,194
Delaware VIP Smid Cap Growth Series Standard Class	262,906	28.08	7,382,394	6,106,388
Delaware VIP Smid Cap Growth Series Service Class	6,612,911	26.75	176,895,389	169,677,519
Delaware VIP U.S. Growth Series Service Class	35,635,937	8.68	309,319,932	338,903,828
Delaware VIP Value Series Standard Class	236,539	29.25	6,918,767	4,936,064
Delaware VIP Value Series Service Class	10,774,726	29.15	314,083,270	258,659,365
Deutsche Alternative Asset Allocation VIP Portfolio Class A	78,852	12.97	1,022,713	1,062,298
Deutsche Alternative Asset Allocation VIP Portfolio Class B	4,117,137	12.96	53,358,100	55,546,228
Deutsche Equity 500 Index VIP Portfolio Class A	305,735	19.58	5,986,299	4,226,868
Deutsche Small Cap Index VIP Portfolio Class A	215,937	16.78	3,623,418	2,833,772
Eaton Vance VT Floating-Rate Income Fund Initial Class	1,244,945	9.26	11,528,205	11,325,583
Eaton Vance VT Floating-Rate Income Fund ADV Class	240,351	9.27	2,228,096	2,190,116
Fidelity VIP Contrafund Portfolio Initial Class	40,446	33.18	1,341,995	1,338,861
Fidelity VIP Contrafund Portfolio Service Class 2	31,347,011	32.45	1,017,210,510	842,751,089
Fidelity VIP Growth Portfolio Initial Class	66,705	59.31	3,956,258	3,138,992
Fidelity VIP Growth Portfolio Service Class 2	2,760,116	58.44	161,301,167	143,987,491
Fidelity VIP Mid Cap Portfolio Initial Class	33,621	33.98	1,142,449	1,142,136
Fidelity VIP Mid Cap Portfolio Service Class 2	15,711,144	33.03	518,939,094	486,092,032
Fidelity VIP Strategic Income Portfolio Initial Class	41,397	11.07	458,267	466,904
Fidelity VIP Strategic Income Portfolio Service Class 2	713,319	10.98	7,832,245	7,881,899
First Trust Dorsey Wright Tactical Core Portfolio Class I	195,844	9.85	1,929,066	1,918,491
First Trust Multi Income Allocation Portfolio Class I	481,832	10.54	5,078,506	4,998,611
First Trust Multi Income Allocation Portfolio Class II	4,684	10.54	49,366	49,177
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	1,302,121	12.85	16,732,258	16,149,709
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	477	12.87	6,136	5,902
Franklin Founding Funds Allocation VIP Fund Class 4	857,489	7.21	6,182,498	6,149,454
Franklin Income VIP Fund Class 1	6,594	15.88	104,719	98,692
Franklin Income VIP Fund Class 2	37,164,667	15.38	571,592,574	558,263,654
Franklin Income VIP Fund Class 4	1,587,893	15.71	24,945,793	24,517,165
Franklin Mutual Shares VIP Fund Class 1	31,229	20.40	637,064	621,161
Franklin Mutual Shares VIP Fund Class 2	36,531,084	20.08	733,544,157	631,111,949
Franklin Mutual Shares VIP Fund Class 4	272,048	20.23	5,503,538	5,637,112
Franklin Rising Dividends VIP Fund Class 1	25,430	25.51	648,712	678,404
Franklin Rising Dividends VIP Fund Class 4	640,937	24.98	16,010,605	16,445,263
Franklin Small Cap Value VIP Fund Class 1	19,197	19.93	382,600	395,014
Franklin Small Cap Value VIP Fund Class 4	302,132	19.74	5,964,086	5,779,131
Franklin Small-Mid Cap Growth VIP Fund Class 1	11,245	17.77	199,817	203,685
Franklin Small-Mid Cap Growth VIP Fund Class 4	192,536	16.81	3,236,531	3,623,920
Goldman Sachs VIT Large Cap Value Fund Service Shares	15,043,365	10.16	152,840,587	151,969,190
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,451,320	1.00	1,451,341	1,451,341
Goldman Sachs VIT Government Money Market Fund Service Shares	47,466,790	1.00	47,466,818	47,466,818
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	282,082	9.08	2,561,301	2,687,666
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares	6,221	9.10	56,610	58,802
Goldman Sachs VIT Strategic Income Fund Advisor Shares	554,706	9.12	5,058,915	5,186,261
Goldman Sachs VIT Strategic Income Fund Institutional Shares	2,684	9.15	24,557	24,663
Guggenheim Long Short Equity Fund	220,150	15.37	3,383,705	3,343,188

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Guggenheim Multi-Hedge Strategies Fund	174,943	$23.95	$4,189,891	$4,188,626
Hartford Capital Appreciation HLS Fund Class IA	1,937	42.05	81,464	104,969
Hartford Capital Appreciation HLS Fund Class IC	205,225	41.76	8,570,201	9,756,909
Invesco V.I. American Franchise Fund Series I	45,867	53.58	2,457,575	1,830,494
Invesco V.I. American Franchise Fund Series II	24,291	51.96	1,262,161	1,067,498
Invesco V.I. Balanced-Risk Allocation Fund Series I	15,826	11.34	179,473	188,664
Invesco V.I. Balanced-Risk Allocation Fund Series II	1,025,077	11.22	11,501,368	11,557,924
Invesco V.I. Comstock Fund Series I	6,804	18.69	127,174	123,910
Invesco V.I. Comstock Fund Series II	193,843	18.62	3,609,351	3,531,622
Invesco V.I. Core Equity Fund Series I	191,324	34.58	6,615,980	5,232,925
Invesco V.I. Core Equity Fund Series II	46,455	34.11	1,584,588	1,266,378
Invesco V.I. Diversified Dividend Fund Series I	1,209	26.38	31,900	27,661
Invesco V.I. Diversified Dividend Fund Series II	613,379	26.23	16,088,921	14,834,758
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	1,665	17.24	28,708	29,027
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	927,562	16.81	15,592,310	16,088,366
Invesco V.I. Equity and Income Fund Series I	1,021	17.76	18,139	17,434
Invesco V.I. Equity and Income Fund Series II	426,490	17.68	7,540,335	7,446,889
Invesco V.I. International Growth Fund Series I	58,924	32.89	1,938,017	1,414,994
Invesco V.I. International Growth Fund Series II	961,377	32.44	31,187,072	32,543,294
Ivy VIP Asset Strategy Portfolio	1,076,284	8.04	8,657,627	10,365,486
Ivy VIP Energy Portfolio	1,084,170	6.77	7,342,538	6,518,164
Ivy VIP High Income Portfolio	3,514,431	3.61	12,679,715	12,591,065
Ivy VIP Micro Cap Growth Portfolio	149,114	20.66	3,081,147	3,187,713
Ivy VIP Mid Cap Growth Portfolio	483,187	9.44	4,560,169	4,677,851
Ivy VIP Science and Technology Portfolio	505,249	22.34	11,287,055	11,816,176
Janus Aspen Balanced Portfolio Service Shares	421,080	31.89	13,428,239	11,822,250
Janus Aspen Enterprise Portfolio Service Shares	111,581	56.22	6,273,076	4,585,383
Janus Aspen Global Research Portfolio Service Shares	17,191	39.87	685,389	498,186
JPMorgan Insurance Trust Global Allocation Portfolio Class 2	246,938	14.87	3,671,962	3,645,297
JPMorgan Insurance Trust Income Builder Portfolio Class 2	118,825	9.92	1,178,739	1,170,202
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	7,884	19.40	152,947	157,599
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	487,219	19.20	9,354,599	9,941,054
Lord Abbett Bond Debenture Portfolio Class VC	1,176,930	11.94	14,052,544	14,119,973
Lord Abbett Developing Growth Portfolio Class VC	196,900	21.69	4,270,755	4,567,391
Lord Abbett Fundamental Equity Portfolio Class VC	793,026	18.30	14,512,377	13,628,655
Lord Abbett Short Duration Income Portfolio Class VC	1,187,412	14.57	17,300,591	17,636,083
LVIP American Balanced Allocation Fund Standard Class	456,565	11.87	5,417,147	5,536,074
LVIP American Balanced Allocation Fund Service Class	2,099,074	11.86	24,895,014	25,880,772
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class	19,344,409	12.42	240,257,558	219,059,221
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	60,776	10.77	654,553	660,467
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	2,035,600	10.77	21,917,307	22,569,434
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	60,715	10.97	665,862	691,335
LVIP American Global Growth Allocation Managed Risk Fund Service Class	5,766,665	10.97	63,231,481	66,310,460
LVIP American Global Growth Fund Service Class II	7,458,012	15.71	117,172,827	117,060,171
LVIP American Global Small Capitalization Fund Service Class II	4,366,164	14.54	63,484,020	59,230,119
LVIP American Growth Allocation Fund Standard Class	173,871	12.21	2,122,441	2,201,540
LVIP American Growth Allocation Fund Service Class	1,655,219	12.20	20,198,634	21,309,787
LVIP American Growth Fund Service Class II	20,128,663	17.31	348,366,767	317,425,123
LVIP American Growth-Income Fund Service Class II	16,710,028	18.19	303,888,568	268,865,349
LVIP American Income Allocation Fund Standard Class	5,144	11.10	57,083	58,999
LVIP American International Fund Service Class II	10,691,459	12.63	135,075,895	134,314,338
LVIP American Preservation Fund Standard Class	12,062	9.79	118,028	120,533
LVIP American Preservation Fund Service Class	740,079	9.79	7,242,411	7,336,650
LVIP Baron Growth Opportunities Fund Standard Class	15,609	41.09	641,325	696,831
LVIP Baron Growth Opportunities Fund Service Class	3,776,804	40.17	151,721,767	142,876,870
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class	20,500	18.29	374,883	357,832
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class	40,630,398	18.26	741,829,798	684,503,013
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class	16,609	9.63	159,963	174,661
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class	95,130,214	9.58	910,871,799	982,128,416
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class	6,582,171	10.11	66,565,492	66,957,257
LVIP BlackRock Inflation Protected Bond Fund Standard Class	83,307	10.16	846,230	869,654

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP BlackRock Inflation Protected Bond Fund Service Class	73,697,804	$10.16	$748,622,292	$797,011,537
LVIP BlackRock Multi-Asset Income Fund Standard Class	27,484	9.36	257,194	265,492
LVIP BlackRock Multi-Asset Income Fund Service Class	673,247	9.36	6,300,244	6,403,360
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class	11,144,098	10.46	116,611,838	115,467,362
LVIP Blended Core Equity Managed Volatility Fund Standard Class	6,585	10.67	70,274	69,480
LVIP Blended Core Equity Managed Volatility Fund Service Class	20,129,544	10.67	214,822,499	207,587,847
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class	73,310	31.00	2,272,238	1,741,375
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class	14,554,730	30.46	443,278,846	416,920,480
LVIP Blended Mid Cap Managed Volatility Fund Standard Class	6,671	11.92	79,493	75,615
LVIP Blended Mid Cap Managed Volatility Fund Service Class	37,984,954	11.61	441,043,299	460,195,607
LVIP Clarion Global Real Estate Fund Standard Class	35,860	9.02	323,600	341,105
LVIP Clarion Global Real Estate Fund Service Class	11,008,515	8.94	98,383,100	91,470,420
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	8,883,797	9.33	82,841,410	83,124,343
LVIP Delaware Bond Fund Standard Class	6,299,743	13.42	84,523,649	84,472,255
LVIP Delaware Bond Fund Service Class	227,993,376	13.42	3,058,987,121	3,146,670,938
LVIP Delaware Diversified Floating Rate Fund Standard Class	134,077	10.05	1,346,801	1,352,155
LVIP Delaware Diversified Floating Rate Fund Service Class	69,972,889	10.02	701,128,339	707,396,307
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	313,290	14.12	4,422,711	4,263,352
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	933,932	14.11	13,173,108	13,125,133
LVIP Delaware Social Awareness Fund Standard Class	202,246	36.84	7,450,941	6,761,858
LVIP Delaware Social Awareness Fund Service Class	1,568,445	36.70	57,555,676	57,719,026
LVIP Delaware Special Opportunities Fund Service Class	1,531,694	38.94	59,642,623	57,781,302
LVIP Dimensional International Equity Managed Volatility Fund Standard Class	153,082	8.76	1,341,000	1,441,196
LVIP Dimensional International Equity Managed Volatility Fund Service Class	29,159,938	8.76	255,441,060	278,743,878
LVIP Dimensional International Core Equity Fund Standard Class	163,095	9.19	1,499,170	1,485,423
LVIP Dimensional International Core Equity Fund Service Class	1,124,564	9.19	10,335,864	10,192,242
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	57,855	27.25	1,576,784	1,984,104
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	1,937,882	27.13	52,574,745	61,134,710
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	117,388	10.80	1,267,909	1,140,659
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	1,390,499	10.80	15,021,563	14,162,947
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class	266,321	12.97	3,454,714	3,413,750
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class	38,380,869	12.97	497,607,974	500,409,837
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	522,507	10.41	5,441,383	5,546,761
LVIP Dimensional/Vanguard Total Bond Fund Service Class	45,468,585	10.41	473,509,845	480,199,969
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class	24,161,825	30.03	725,507,123	757,010,977
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	224,278	9.48	2,126,824	2,208,283
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class	1,042	9.92	10,336	10,074
LVIP Franklin Templeton Value Managed Volatility Fund Service Class	26,059,453	9.93	258,640,052	259,510,546
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	13,164	13.33	175,471	181,590
LVIP Global Conservative Allocation Managed Risk Fund Service Class	94,275,954	13.33	1,256,227,080	1,241,231,004
LVIP Global Growth Allocation Managed Risk Fund Standard Class	307,131	13.06	4,010,518	3,990,531
LVIP Global Growth Allocation Managed Risk Fund Service Class	628,695,419	13.06	8,210,133,478	8,015,516,311
LVIP Global Income Fund Standard Class	57,262	10.87	622,206	631,341
LVIP Global Income Fund Service Class	54,886,516	10.82	594,091,646	628,404,460
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	63,252	13.51	854,724	893,506
LVIP Global Moderate Allocation Managed Risk Fund Service Class	482,166,498	13.51	6,514,069,390	6,350,421,115
LVIP Goldman Sachs Income Builder Fund Standard Class	3,036	9.62	29,223	29,934
LVIP Goldman Sachs Income Builder Fund Service Class	407,811	9.62	3,924,777	3,921,515
LVIP Government Money Market Fund Standard Class	2,636,414	10.00	26,364,157	26,364,156
LVIP Government Money Market Fund Service Class	22,157,678	10.00	221,576,806	221,576,806
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	24,136,777	10.47	252,712,052	244,039,320
LVIP Invesco Select Equity Managed Volatility Fund Standard Class	7,520	9.79	73,654	78,022
LVIP Invesco Select Equity Managed Volatility Fund Service Class	12,860,921	9.79	125,959,860	128,666,717
LVIP JPMorgan High Yield Fund Standard Class	12,591	10.75	135,350	135,952
LVIP JPMorgan High Yield Fund Service Class	15,999,869	10.75	171,966,591	176,095,316
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class	16,744	15.62	261,505	251,756
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class	34,094,916	15.51	528,709,858	489,003,355
LVIP Managed Risk Profile 2010 Fund Service Class	461,070	11.19	5,157,531	4,931,393
LVIP Managed Risk Profile 2020 Fund Service Class	925,127	11.20	10,365,125	9,132,163
LVIP Managed Risk Profile 2030 Fund Service Class	462,571	10.85	5,018,431	4,538,822
LVIP Managed Risk Profile 2040 Fund Service Class	382,453	10.32	3,945,005	3,359,812

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP MFS International Growth Fund Standard Class	2,246	$13.71	$30,784	$31,089
LVIP MFS International Growth Fund Service Class	11,031,998	13.72	151,403,140	141,149,499
LVIP MFS International Equity Managed Volatility Fund Service Class	21,851,055	9.07	198,232,772	211,686,720
LVIP MFS Value Fund Standard Class	1,280	37.93	48,536	48,512
LVIP MFS Value Fund Service Class	23,106,630	37.91	876,018,541	617,083,153
LVIP Mondrian International Value Fund Standard Class	751,578	15.38	11,559,271	12,323,682
LVIP Mondrian International Value Fund Service Class	17,721,297	15.37	272,447,224	296,374,013
LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class	19,505	9.40	183,429	179,173
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	2,930,269	9.41	27,559,185	28,084,290
LVIP PIMCO Low Duration Bond Fund Standard Class	432,230	10.02	4,330,076	4,352,008
LVIP PIMCO Low Duration Bond Fund Service Class	35,399,635	10.02	354,668,940	355,359,289
LVIP Select Core Equity Managed Volatility Fund Standard Class	17,619	11.68	205,856	198,628
LVIP Select Core Equity Managed Volatility Fund Service Class	35,667,401	11.68	416,630,908	409,337,938
LVIP SSGA Bond Index Fund Standard Class	101,977	11.16	1,137,654	1,161,947
LVIP SSGA Bond Index Fund Service Class	87,203,568	11.16	973,191,829	970,380,774
LVIP SSGA Conservative Index Allocation Fund Service Class	5,676,069	12.12	68,765,577	66,876,133
LVIP SSGA Conservative Structured Allocation Fund Standard Class	51,202	11.49	588,258	615,091
LVIP SSGA Conservative Structured Allocation Fund Service Class	16,151,403	11.49	185,531,166	181,506,524
LVIP SSGA Developed International 150 Fund Standard Class	51,830	7.92	410,702	465,709
LVIP SSGA Developed International 150 Fund Service Class	17,264,283	7.93	136,871,234	138,502,254
LVIP SSGA Emerging Markets 100 Fund Standard Class	74,519	8.23	613,441	662,407
LVIP SSGA Emerging Markets 100 Fund Service Class	19,670,290	8.24	161,984,834	186,893,740
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class	48,240	11.23	541,588	554,333
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class	74,640,798	11.23	837,992,237	847,000,738
LVIP SSGA International Index Fund Standard Class	108,426	8.15	883,671	939,702
LVIP SSGA International Index Fund Service Class	31,690,686	8.15	258,374,162	251,116,897
LVIP SSGA International Managed Volatility Fund Standard Class	17,460	8.22	143,466	145,423
LVIP SSGA International Managed Volatility Fund Service Class	40,832,838	8.22	335,768,426	347,673,409
LVIP SSGA Large Cap 100 Fund Standard Class	164,659	13.79	2,269,988	2,343,413
LVIP SSGA Large Cap 100 Fund Service Class	22,308,157	13.77	307,205,635	260,514,496
LVIP SSGA Large Cap Managed Volatility Fund Standard Class	2,874	11.58	33,291	30,682
LVIP SSGA Large Cap Managed Volatility Fund Service Class	22,838,065	11.58	264,510,461	257,346,267
LVIP SSGA Moderate Index Allocation Fund Service Class	15,408,977	13.12	202,104,135	186,817,724
LVIP SSGA Moderate Structured Allocation Fund Standard Class	15,014	12.29	184,452	189,982
LVIP SSGA Moderate Structured Allocation Fund Service Class	62,386,886	12.28	766,110,954	725,786,923
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class	12,386,157	13.29	164,624,406	149,482,048
LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class	51,239	12.57	643,916	622,257
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class	33,172,819	12.56	416,650,615	389,518,759
LVIP SSGA S&P 500 Index Fund Standard Class	2,477,464	15.56	38,554,290	31,983,898
LVIP SSGA S&P 500 Index Fund Service Class	58,617,646	15.56	912,090,578	675,096,169
LVIP SSGA Small-Cap Index Fund Standard Class	109,005	28.75	3,134,208	2,799,401
LVIP SSGA Small-Cap Index Fund Service Class	9,584,820	28.74	275,477,296	208,620,762
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class	11,351	11.78	133,715	128,512
LVIP SSGA SMID Cap Managed Volatility Fund Service Class	22,789,391	11.78	268,413,455	252,202,856
LVIP SSGA Small-Mid Cap 200 Fund Standard Class	153,881	14.16	2,179,415	2,177,028
LVIP SSGA Small-Mid Cap 200 Fund Service Class	9,362,458	14.15	132,478,785	118,601,090
LVIP T. Rowe Price Growth Stock Fund Standard Class	20,614	33.21	684,512	654,015
LVIP T. Rowe Price Growth Stock Fund Service Class	7,178,447	32.58	233,888,168	189,813,420
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	135,863	21.51	2,922,412	2,437,919
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	5,616,825	20.80	116,824,342	104,279,403
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	3,428	9.77	33,485	33,544
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	59,806,960	9.77	584,254,189	574,937,985
LVIP Vanguard Domestic Equity ETF Fund Standard Class	38,745	15.89	615,650	507,871
LVIP Vanguard Domestic Equity ETF Fund Service Class	8,553,607	15.88	135,839,839	113,152,470
LVIP Vanguard International Equity ETF Fund Standard Class	78,083	9.21	718,906	738,892
LVIP Vanguard International Equity ETF Fund Service Class	8,224,759	9.21	75,708,903	78,164,539
LVIP Wellington Capital Growth Fund Service Class	8,332,780	35.24	293,680,507	239,747,107
LVIP Wellington Mid-Cap Value Fund Standard Class	10,056	25.20	253,406	244,609
LVIP Wellington Mid-Cap Value Fund Service Class	3,403,533	25.12	85,510,372	66,021,988
MFS VIT Growth Series Initial Class	82,073	38.76	3,181,142	2,460,570
MFS VIT Growth Series Service Class	2,108,289	37.57	79,208,402	76,038,714

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
MFS VIT Total Return Series Initial Class	326,848	$23.18	$7,576,327	$7,622,419
MFS VIT Total Return Series Service Class	1,322,941	22.81	30,176,277	30,254,260
MFS VIT Utilities Series Initial Class	270,618	26.81	7,255,273	6,727,758
MFS VIT Utilities Series Service Class	7,412,833	26.37	195,476,411	204,075,543
MFS VIT II Core Equity Portfolio Service Class	102,698	21.47	2,204,919	2,355,853
MFS VIT II International Value Series Initial Class	14,347	22.57	323,811	330,533
MFS VIT II International Value Series Service Class	782,615	22.23	17,397,539	17,608,650
Morgan Stanley UIF Growth Portfolio Class II	66,834	23.66	1,581,301	1,537,403
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class	1,667,727	16.91	28,201,257	23,751,308
Oppenheimer Global Fund/VA Service Shares	224,126	34.64	7,763,708	7,107,978
Oppenheimer International Growth Fund/VA Non-Service Shares	256,169	2.08	532,832	584,779
Oppenheimer International Growth Fund/VA Service Shares	3,940,557	2.16	8,511,604	9,074,832
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	19,968	24.08	480,841	473,383
Oppenheimer Main Street Small Cap Fund/VA Service Shares	335,020	23.75	7,956,717	7,642,921
PIMCO VIT All Asset All Authority Portfolio Advisor Class	203,684	8.41	1,712,984	1,763,327
PIMCO VIT All Asset All Authority Portfolio Institutional Class	11,665	8.42	98,217	100,206
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	1,622,981	7.95	12,902,695	17,175,354
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	3,870	7.84	30,338	31,176
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	232,647	12.58	2,926,698	2,957,957
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	1,873	12.58	23,566	23,679
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	344,988	10.21	3,522,330	3,519,803
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	3,264	10.21	33,326	33,024
Putnam VT Absolute Return 500 Fund Class IB	217,155	10.03	2,178,060	2,245,204
Putnam VT Global Health Care Fund Class IA	1,193	16.10	19,211	23,258
Putnam VT Global Health Care Fund Class IB	520,875	15.68	8,167,321	8,973,773
Putnam VT Growth & Income Fund Class IB	46,980	25.99	1,221,023	961,261
Putnam VT Income Fund Class IB	369,353	10.90	4,025,949	4,108,586
SIPT VP Market Growth Strategy Fund Class III	177,249	9.93	1,760,083	1,804,598
SIPT VP Market Plus Strategy Fund Class III	177,634	10.06	1,787,003	1,890,430
Templeton Foreign VIP Fund Class 1	1,497	13.89	20,789	24,239
Templeton Foreign VIP Fund Class 4	183,630	13.71	2,517,569	2,567,593
Templeton Global Bond VIP Fund Class 1	91,357	16.85	1,539,363	1,620,974
Templeton Global Bond VIP Fund Class 2	21,840,233	16.25	354,903,793	377,429,261
Templeton Global Bond VIP Fund Class 4	1,079,692	16.63	17,955,277	18,115,540
Templeton Growth VIP Fund Class 2	2,160,222	13.70	29,595,043	27,932,606
UIF Global Infrastructure Portfolio Class I	10,025	7.53	75,484	86,217
UIF Global Infrastructure Portfolio Class II	790,010	7.49	5,917,174	6,325,852
VanEck VIP Global Hard Assets Fund Class S Shares	130,140	23.33	3,036,171	2,790,658
VanEck VIP Global Hard Assets Fund Initial Class Shares	12,390	24.14	299,099	318,621
Virtus Equity Trend Series Class A	105,466	11.27	1,188,608	1,325,660
Virtus Multi-Sector Fixed Income Series Class A	1,134,277	9.14	10,367,290	10,510,779
Virtus Multi-Sector Fixed Income Series Class I	1,456	9.13	13,293	13,272

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2016, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio Class B	136,987	(491,164)	(354,177)
AB VPS International Value Portfolio Class B	907	(1,247)	(340)
AB VPS Large Cap Growth Portfolio Class B	46,578	(120,991)	(74,413)
AB VPS Small/Mid Cap Value Portfolio Class A	24,047	(839)	23,208
AB VPS Small/Mid Cap Value Portfolio Class B	434,082	(890,413)	(456,331)
Alps|Alerian Energy Infrastructure Portfolio Class I	1,154	(2,751)	(1,597)
Alps|Alerian Energy Infrastructure Portfolio Class III	369,292	(124,407)	244,885
Alps|Red Rocks Listed Private Equity Portfolio Class I	28,169	(25,464)	2,705
Alps|Red Rocks Listed Private Equity Portfolio Class III	234,654	(51,956)	182,698
Alps|Stadion Tactical Defensive Portfolio Class I	4,406	—	4,406
Alps|Stadion Tactical Defensive Portfolio Class III	120,733	(247,810)	(127,077)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alps|Stadion Tactical Growth Portfolio Class III	306,474	(61,623)	244,851
American Century VP Balanced Fund Class II	1,869,393	(108,114)	1,761,279
American Century VP Inflation Protection Fund Class II	2,315	(32)	2,283
American Funds Asset Allocation Fund Class 1	693,252	(32,919)	660,333
American Funds Asset Allocation Fund Class 4	3,810,298	(434,092)	3,376,206
American Funds Blue Chip Income and Growth Fund Class 1	52,580	(20,499)	32,081
American Funds Blue Chip Income and Growth Fund Class 4	920,827	(267,558)	653,269
American Funds Bond Fund Class 1	196,358	(91,766)	104,592
American Funds Capital Income Builder Fund Class 1	57,507	(3,152)	54,355
American Funds Capital Income Builder Fund Class 4	1,653,341	(289,366)	1,363,975
American Funds Global Balanced Fund Class 1	25,894	(7,737)	18,157
American Funds Global Bond Fund Class 1	57,559	(18,359)	39,200
American Funds Global Growth Fund Class 1	22,649	(5,419)	17,230
American Funds Global Growth Fund Class 2	615,016	(1,665,455)	(1,050,439)
American Funds Global Growth Fund Class 4	779,760	(413,362)	366,398
American Funds Global Growth and Income Fund Class 1	43,656	(2,962)	40,694
American Funds Global Small Capitalization Fund Class 1	35,251	(6,581)	28,670
American Funds Global Small Capitalization Fund Class 2	731,339	(2,282,230)	(1,550,891)
American Funds Global Small Capitalization Fund Class 4	239,457	(183,386)	56,071
American Funds Growth Fund Class 1	111,856	(21,417)	90,439
American Funds Growth Fund Class 2	579,794	(7,685,020)	(7,105,226)
American Funds Growth Fund Class 4	2,065,190	(405,421)	1,659,769
American Funds Growth-Income Fund Class 1	58,566	(10,319)	48,247
American Funds Growth-Income Fund Class 2	884,332	(9,983,549)	(9,099,217)
American Funds Growth-Income Fund Class 4	1,331,300	(293,713)	1,037,587
American Funds High-Income Bond Fund Class 1	26,649	(5,813)	20,836
American Funds International Fund Class 1	104,621	(79,485)	25,136
American Funds International Fund Class 2	1,290,896	(4,289,068)	(2,998,172)
American Funds International Fund Class 4	723,484	(238,585)	484,899
American Funds International Growth and Income Fund Class 1	10,660	(19,380)	(8,720)
American Funds Managed Risk Asset Allocation Fund Class P1	29,017	(9,057)	19,960
American Funds Managed Risk Asset Allocation Fund Class P2	3,042,360	(202,663)	2,839,697
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	5,762	(485)	5,277
American Funds Managed Risk Growth Fund Class P1	8,345	(19)	8,326
American Funds Managed Risk Growth-Income Fund Class P1	77	(155)	(78)
American Funds Managed Risk International Fund Class P1	4,563	(5,737)	(1,174)
American Funds Mortgage Fund Class 1	18,377	(7,395)	10,982
American Funds Mortgage Fund Class 4	456,019	(476,477)	(20,458)
American Funds New World Fund Class 1	94,771	(15,369)	79,402
American Funds New World Fund Class 4	721,918	(234,454)	487,464
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	12,915	(2,129)	10,786
BlackRock Global Allocation V.I. Fund Class I	87,328	(34,058)	53,270
BlackRock Global Allocation V.I. Fund Class III	2,087,321	(9,480,078)	(7,392,757)
BlackRock iShares Alternative Strategies V.I. Fund Class I	1,050	(119)	931
BlackRock iShares Alternative Strategies V.I. Fund Class III	312,713	(28,796)	283,917
Catalyst Dividend Capture VA Fund	25,990	(16,606)	9,384
ClearBridge Variable Aggressive Growth Portfolio Class I	2,343	(1,592)	751
ClearBridge Variable Aggressive Growth Portfolio Class II	407,243	(282,922)	124,321
ClearBridge Variable Mid Cap Portfolio Class I	14,292	(3,939)	10,353
ClearBridge Variable Mid Cap Portfolio Class II	574,885	(314,876)	260,009
Delaware VIP Diversified Income Series Standard Class	146,040	(41,359)	104,681
Delaware VIP Diversified Income Series Service Class	8,403,702	(5,218,205)	3,185,497
Delaware VIP Emerging Markets Series Standard Class	27,830	(86)	27,744
Delaware VIP Emerging Markets Series Service Class	930,833	(2,987,967)	(2,057,134)
Delaware VIP High Yield Series Standard Class	126,806	(46,699)	80,107
Delaware VIP High Yield Series Service Class	806,325	(1,667,785)	(861,460)
Delaware VIP International Value Equity Series Standard Class	30	(1,950)	(1,920)
Delaware VIP Limited-Term Diversified Income Series Standard Class	10,764	(13,416)	(2,652)
Delaware VIP Limited-Term Diversified Income Series Service Class	5,120,151	(9,823,959)	(4,703,808)
Delaware VIP REIT Series Standard Class	36,335	(41,248)	(4,913)
Delaware VIP REIT Series Service Class	872,975	(643,797)	229,178
Delaware VIP Small Cap Value Series Standard Class	21,400	(29,229)	(7,829)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware VIP Small Cap Value Series Service Class	779,017	(1,582,772)	(803,755)
Delaware VIP Smid Cap Growth Series Standard Class	5,076	(30,361)	(25,285)
Delaware VIP Smid Cap Growth Series Service Class	587,899	(723,954)	(136,055)
Delaware VIP U.S. Growth Series Service Class	660,947	(1,611,170)	(950,223)
Delaware VIP Value Series Standard Class	43,741	(32,716)	11,025
Delaware VIP Value Series Service Class	2,195,701	(1,243,543)	952,158
Deutsche Alternative Asset Allocation VIP Portfolio Class A	13,603	(9,113)	4,490
Deutsche Alternative Asset Allocation VIP Portfolio Class B	279,735	(475,927)	(196,192)
Deutsche Equity 500 Index VIP Portfolio Class A	1,686	(50,031)	(48,345)
Deutsche Small Cap Index VIP Portfolio Class A	2,477	(20,257)	(17,780)
Eaton Vance VT Floating-Rate Income Fund Initial Class	753,102	(344,226)	408,876
Eaton Vance VT Floating-Rate Income Fund ADV Class	15,785	(16,330)	(545)
Fidelity VIP Contrafund Portfolio Initial Class	87,989	(484)	87,505
Fidelity VIP Contrafund Portfolio Service Class 2	763,150	(4,280,613)	(3,517,463)
Fidelity VIP Equity-Income Portfolio Service Class 2	460	(460)	—
Fidelity VIP Growth Portfolio Initial Class	12,103	(74,783)	(62,680)
Fidelity VIP Growth Portfolio Service Class 2	1,067,786	(1,265,655)	(197,869)
Fidelity VIP Mid Cap Portfolio Initial Class	48,367	(10,386)	37,981
Fidelity VIP Mid Cap Portfolio Service Class 2	1,237,223	(2,803,688)	(1,566,465)
Fidelity VIP Overseas Portfolio Service Class 2	1,053	(1,053)	—
Fidelity VIP Strategic Income Portfolio Initial Class	27,495	(748)	26,747
Fidelity VIP Strategic Income Portfolio Service Class 2	668,412	(92,428)	575,984
First Trust Dorsey Wright Tactical Core Portfolio Class I	514,695	(318,113)	196,582
First Trust Multi Income Allocation Portfolio Class I	221,638	(38,428)	183,210
First Trust Multi Income Allocation Portfolio Class II	4,551	—	4,551
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	716,335	(112,931)	603,404
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	7	(47)	(40)
Franklin Founding Funds Allocation VIP Fund Class 4	225,740	(35,287)	190,453
Franklin Income VIP Fund Class 1	3,935	(72)	3,863
Franklin Income VIP Fund Class 2	1,720,941	(4,465,415)	(2,744,474)
Franklin Income VIP Fund Class 4	813,116	(198,066)	615,050
Franklin Mutual Shares VIP Fund Class 1	54,848	(2,647)	52,201
Franklin Mutual Shares VIP Fund Class 2	683,513	(6,932,420)	(6,248,907)
Franklin Mutual Shares VIP Fund Class 4	211,321	(68,279)	143,042
Franklin Rising Dividends VIP Fund Class 1	18,569	(3,243)	15,326
Franklin Rising Dividends VIP Fund Class 4	685,700	(104,245)	581,455
Franklin Small Cap Value VIP Fund Class 1	2,633	(361)	2,272
Franklin Small Cap Value VIP Fund Class 4	298,153	(38,532)	259,621
Franklin Small-Mid Cap Growth VIP Fund Class 1	17,894	(51)	17,843
Franklin Small-Mid Cap Growth VIP Fund Class 2	2,270	(2,270)	—
Franklin Small-Mid Cap Growth VIP Fund Class 4	159,950	(58,131)	101,819
Goldman Sachs VIT Large Cap Value Fund Service Shares	194,729	(944,514)	(749,785)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	473,055	(411,352)	61,703
Goldman Sachs VIT Government Money Market Fund Service Shares	6,277,338	(5,055,418)	1,221,920
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	107,624	(98,514)	9,110
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares	4,075	(1,034)	3,041
Goldman Sachs VIT Strategic Income Fund Advisor Shares	238,823	(95,582)	143,241
Goldman Sachs VIT Strategic Income Fund Institutional Shares	2,530	(13)	2,517
Guggenheim Long Short Equity Fund	128,284	(136,512)	(8,228)
Guggenheim Multi-Hedge Strategies Fund	185,519	(117,764)	67,755
Hartford Capital Appreciation HLS Fund Class IA	—	(226)	(226)
Hartford Capital Appreciation HLS Fund Class IC	295,764	(79,361)	216,403
Invesco V.I. American Franchise Fund Series I	7,224	(19,141)	(11,917)
Invesco V.I. American Franchise Fund Series II	389	(9,444)	(9,055)
Invesco V.I. Balanced-Risk Allocation Fund Series I	1,470	(3,509)	(2,039)
Invesco V.I. Balanced-Risk Allocation Fund Series II	570,379	(112,448)	457,931
Invesco V.I. Comstock Fund Series I	3,764	(459)	3,305
Invesco V.I. Comstock Fund Series II	130,188	(41,032)	89,156
Invesco V.I. Core Equity Fund Series I	9,447	(61,373)	(51,926)
Invesco V.I. Core Equity Fund Series II	302	(17,832)	(17,530)
Invesco V.I. Diversified Dividend Fund Series I	2,729	(2,819)	(90)
Invesco V.I. Diversified Dividend Fund Series II	1,000,341	(164,045)	836,296

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	2,087	(594)	1,493
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	702,553	(217,695)	484,858
Invesco V.I. Equity and Income Fund Series I	1,542	(5)	1,537
Invesco V.I. Equity and Income Fund Series II	267,160	(52,187)	214,973
Invesco V.I. International Growth Fund Series I	5,607	(25,959)	(20,352)
Invesco V.I. International Growth Fund Series II	576,851	(112,115)	464,736
Ivy VIP Asset Strategy Portfolio	226,305	(307,707)	(81,402)
Ivy VIP Energy Portfolio	515,579	(268,552)	247,027
Ivy VIP High Income Portfolio	540,520	(153,297)	387,223
Ivy VIP Micro Cap Growth Portfolio	159,835	(30,388)	129,447
Ivy VIP Mid Cap Growth Portfolio	288,730	(149,555)	139,175
Ivy VIP Science and Technology Portfolio	464,905	(305,668)	159,237
Janus Aspen Balanced Portfolio Service Shares	72,490	(105,502)	(33,012)
Janus Aspen Enterprise Portfolio Service Shares	21,899	(17,914)	3,985
Janus Aspen Global Research Portfolio Service Shares	1,821	(7,506)	(5,685)
JPMorgan Insurance Trust Global Allocation Portfolio Class 2	212,247	(49,717)	162,530
JPMorgan Insurance Trust Income Builder Portfolio Class 2	104,086	(11,967)	92,119
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	7,088	(378)	6,710
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	334,064	(43,903)	290,161
Lord Abbett Bond Debenture Portfolio Class VC	631,757	(65,009)	566,748
Lord Abbett Developing Growth Portfolio Class VC	199,810	(112,401)	87,409
Lord Abbett Fundamental Equity Portfolio Class VC	9,219	(100,929)	(91,710)
Lord Abbett Short Duration Income Portfolio Class VC	800,698	(418,237)	382,461
LVIP American Balanced Allocation Fund Standard Class	289,196	(613,974)	(324,778)
LVIP American Balanced Allocation Fund Service Class	1,253,644	(102,268)	1,151,376
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class	6,448,463	(802,610)	5,645,853
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	6,658	(546)	6,112
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	867,142	(130,083)	737,059
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	19,894	(42,002)	(22,108)
LVIP American Global Growth Allocation Managed Risk Fund Service Class	1,303,337	(395,413)	907,924
LVIP American Global Growth Fund Service Class II	1,106,000	(941,170)	164,830
LVIP American Global Small Capitalization Fund Service Class II	297,691	(652,686)	(354,995)
LVIP American Growth Allocation Fund Standard Class	71,288	(5,934)	65,354
LVIP American Growth Allocation Fund Service Class	747,853	(134,958)	612,895
LVIP American Growth Fund Service Class II	1,353,719	(1,225,366)	128,353
LVIP American Growth-Income Fund Service Class II	1,240,321	(1,002,513)	237,808
LVIP American Income Allocation Fund Standard Class	4,287	(47)	4,240
LVIP American International Fund Service Class II	604,819	(963,715)	(358,896)
LVIP American Preservation Fund Standard Class	7,886	(3,946)	3,940
LVIP American Preservation Fund Service Class	588,804	(184,360)	404,444
LVIP AQR Enhanced Global Strategies Fund Standard Class	6	(1,356)	(1,350)
LVIP AQR Enhanced Global Strategies Fund Service Class	20,265	(267,955)	(247,690)
LVIP Baron Growth Opportunities Fund Standard Class	13,099	(1,327)	11,772
LVIP Baron Growth Opportunities Fund Service Class	368,032	(1,508,437)	(1,140,405)
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class	12,937	(893)	12,044
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class	11,870,261	(1,332,403)	10,537,858
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	3,757	(21,527)	(17,770)
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	2,780,936	(30,403,349)	(27,622,413)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class	2,545	(12,535)	(9,990)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class	7,659,971	(7,878,064)	(218,093)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class	6,758,538	(102,251)	6,656,287
LVIP BlackRock Inflation Protected Bond Fund Standard Class	27,305	(11,107)	16,198
LVIP BlackRock Inflation Protected Bond Fund Service Class	5,204,215	(5,647,080)	(442,865)
LVIP BlackRock Multi-Asset Income Fund Standard Class	6,268	(4,062)	2,206
LVIP BlackRock Multi-Asset Income Fund Service Class	366,979	(102,908)	264,071
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class	11,633,966	(264,734)	11,369,232
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	15,389	(48,999)	(33,610)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	1,488,371	(4,453,972)	(2,965,601)
LVIP Blended Core Equity Managed Volatility Fund Standard Class	24	(414)	(390)
LVIP Blended Core Equity Managed Volatility Fund Service Class	8,519,947	(553,785)	7,966,162
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class	16,398	(15,328)	1,070
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class	7,071,603	(852,905)	6,218,698

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Blended Mid Cap Managed Volatility Fund Standard Class	4,447	(11)	4,436
LVIP Blended Mid Cap Managed Volatility Fund Service Class	16,899,721	(1,323,914)	15,575,807
LVIP Clarion Global Real Estate Fund Standard Class	5,151	(3,761)	1,390
LVIP Clarion Global Real Estate Fund Service Class	856,923	(1,619,276)	(762,353)
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	3,645,792	(321,688)	3,324,104
LVIP Delaware Bond Fund Standard Class	117,175	(705,877)	(588,702)
LVIP Delaware Bond Fund Service Class	22,932,731	(7,701,473)	15,231,258
LVIP Delaware Diversified Floating Rate Fund Standard Class	44,401	(85,289)	(40,888)
LVIP Delaware Diversified Floating Rate Fund Service Class	5,572,849	(8,113,288)	(2,540,439)
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	1,795	(31,174)	(29,379)
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	179,331	(304,710)	(125,379)
LVIP Delaware Social Awareness Fund Standard Class	5,540	(50,621)	(45,081)
LVIP Delaware Social Awareness Fund Service Class	158,129	(422,065)	(263,936)
LVIP Delaware Special Opportunities Fund Service Class	433,190	(453,443)	(20,253)
LVIP Dimensional International Equity Managed Volatility Fund Standard Class	11,899	(59,370)	(47,471)
LVIP Dimensional International Equity Managed Volatility Fund Service Class	3,953,702	(1,787,259)	2,166,443
LVIP Dimensional International Core Equity Fund Standard Class	121,755	(284)	121,471
LVIP Dimensional International Core Equity Fund Service Class	756,431	(235,950)	520,481
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	75,545	(44,344)	31,201
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	778,230	(261,463)	516,767
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	91,353	(30,616)	60,737
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	1,261,467	(229,719)	1,031,748
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class	34,280	(141,761)	(107,481)
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class	7,080,812	(1,098,693)	5,982,119
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	208,104	(28,296)	179,808
LVIP Dimensional/Vanguard Total Bond Fund Service Class	9,493,899	(3,241,182)	6,252,717
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class	9,445,890	(5,384,823)	4,061,067
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	38,975	(33,942)	5,033
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class	1,019	(1,054)	(35)
LVIP Franklin Templeton Value Managed Volatility Fund Service Class	8,146,338	(583,363)	7,562,975
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	12,168	(8,798)	3,370
LVIP Global Conservative Allocation Managed Risk Fund Service Class	6,789,190	(8,578,965)	(1,789,775)
LVIP Global Growth Allocation Managed Risk Fund Standard Class	28	(9,181)	(9,153)
LVIP Global Growth Allocation Managed Risk Fund Service Class	15,549,587	(49,456,813)	(33,907,226)
LVIP Global Income Fund Standard Class	58,594	(223)	58,371
LVIP Global Income Fund Service Class	4,155,194	(3,883,410)	271,784
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	13,763	(8,747)	5,016
LVIP Global Moderate Allocation Managed Risk Fund Service Class	15,070,709	(34,967,265)	(19,896,556)
LVIP Goldman Sachs Income Builder Fund Standard Class	1,555	(747)	808
LVIP Goldman Sachs Income Builder Fund Service Class	201,832	(75,971)	125,861
LVIP Government Money Market Fund Standard Class	1,498,438	(1,703,461)	(205,023)
LVIP Government Money Market Fund Service Class	16,415,574	(18,412,390)	(1,996,816)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	12,733,476	(194,834)	12,538,642
LVIP Invesco Select Equity Managed Volatility Fund Standard Class	337	(675)	(338)
LVIP Invesco Select Equity Managed Volatility Fund Service Class	2,021,367	(1,167,776)	853,591
LVIP JPMorgan High Yield Fund Standard Class	9,244	(206)	9,038
LVIP JPMorgan High Yield Fund Service Class	3,490,259	(2,699,092)	791,167
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class	6,887	(5,111)	1,776
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class	9,672,321	(828,679)	8,843,642
LVIP Managed Risk Profile 2010 Fund Service Class	63,051	(45,370)	17,681
LVIP Managed Risk Profile 2020 Fund Service Class	31,908	(91,536)	(59,628)
LVIP Managed Risk Profile 2030 Fund Service Class	20,490	(139,021)	(118,531)
LVIP Managed Risk Profile 2040 Fund Service Class	15,895	(172,372)	(156,477)
LVIP MFS International Growth Fund Standard Class	1,973	(1,062)	911
LVIP MFS International Growth Fund Service Class	1,242,272	(1,225,235)	17,037
LVIP MFS International Equity Managed Volatility Fund Service Class	4,936,132	(978,421)	3,957,711
LVIP MFS Value Fund Standard Class	3,221	(31)	3,190
LVIP MFS Value Fund Service Class	1,445,091	(4,351,013)	(2,905,922)
LVIP Mondrian International Value Fund Standard Class	22,587	(87,772)	(65,185)
LVIP Mondrian International Value Fund Service Class	1,002,914	(1,937,058)	(934,144)
LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class	19,155	—	19,155
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	1,030,600	(188,037)	842,563

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP PIMCO Low Duration Bond Fund Standard Class	339,142	(67,833)	271,309
LVIP PIMCO Low Duration Bond Fund Service Class	17,595,764	(4,201,251)	13,394,513
LVIP Select Core Equity Managed Volatility Fund Standard Class	16,582	(54,970)	(38,388)
LVIP Select Core Equity Managed Volatility Fund Service Class	3,167,009	(4,439,599)	(1,272,590)
LVIP SSGA Bond Index Fund Standard Class	36,841	(2,306)	34,535
LVIP SSGA Bond Index Fund Service Class	8,617,157	(5,512,816)	3,104,341
LVIP SSGA Conservative Index Allocation Fund Service Class	1,385,417	(1,171,555)	213,862
LVIP SSGA Conservative Structured Allocation Fund Standard Class	3,102	(3,938)	(836)
LVIP SSGA Conservative Structured Allocation Fund Service Class	1,839,366	(1,893,798)	(54,432)
LVIP SSGA Developed International 150 Fund Standard Class	9,461	(1,474)	7,987
LVIP SSGA Developed International 150 Fund Service Class	819,301	(1,793,782)	(974,481)
LVIP SSGA Emerging Markets 100 Fund Standard Class	19,102	(15,958)	3,144
LVIP SSGA Emerging Markets 100 Fund Service Class	1,350,400	(2,423,233)	(1,072,833)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class	8,270	(5,738)	2,532
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class	2,845,984	(7,963,394)	(5,117,410)
LVIP SSGA International Index Fund Standard Class	32,741	(27,516)	5,225
LVIP SSGA International Index Fund Service Class	2,292,494	(1,934,539)	357,955
LVIP SSGA International Managed Volatility Fund Standard Class	19,771	(2,454)	17,317
LVIP SSGA International Managed Volatility Fund Service Class	32,648,299	(934,293)	31,714,006
LVIP SSGA Large Cap 100 Fund Standard Class	35,465	(12,198)	23,267
LVIP SSGA Large Cap 100 Fund Service Class	610,617	(2,321,412)	(1,710,795)
LVIP SSGA Large Cap Managed Volatility Fund Standard Class	2	(4)	(2)
LVIP SSGA Large Cap Managed Volatility Fund Service Class	7,760,905	(542,171)	7,218,734
LVIP SSGA Moderate Index Allocation Fund Service Class	1,680,277	(1,370,028)	310,249
LVIP SSGA Moderate Structured Allocation Fund Standard Class	39	(14)	25
LVIP SSGA Moderate Structured Allocation Fund Service Class	1,751,153	(4,915,840)	(3,164,687)
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class	1,017,947	(1,171,251)	(153,304)
LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class	59,649	—	59,649
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class	1,902,804	(3,454,924)	(1,552,120)
LVIP SSGA S&P 500 Index Fund Standard Class	341,653	(276,667)	64,986
LVIP SSGA S&P 500 Index Fund Service Class	3,395,205	(4,971,052)	(1,575,847)
LVIP SSGA Small-Cap Index Fund Standard Class	52,665	(31,101)	21,564
LVIP SSGA Small-Cap Index Fund Service Class	1,280,568	(2,855,490)	(1,574,922)
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class	2,128	(6,045)	(3,917)
LVIP SSGA SMID Cap Managed Volatility Fund Service Class	7,252,374	(699,321)	6,553,053
LVIP SSGA Small-Mid Cap 200 Fund Standard Class	20,292	(17,147)	3,145
LVIP SSGA Small-Mid Cap 200 Fund Service Class	574,490	(834,073)	(259,583)
LVIP T. Rowe Price Growth Stock Fund Standard Class	49,247	(3,271)	45,976
LVIP T. Rowe Price Growth Stock Fund Service Class	1,387,847	(2,902,125)	(1,514,278)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	18,386	(18,204)	182
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	478,679	(617,210)	(138,531)
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	46	(117)	(71)
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	35,795,444	(514,259)	35,281,185
LVIP Vanguard Domestic Equity ETF Fund Standard Class	17,707	(16,592)	1,115
LVIP Vanguard Domestic Equity ETF Fund Service Class	1,895,949	(849,397)	1,046,552
LVIP Vanguard International Equity ETF Fund Standard Class	17,539	(15,271)	2,268
LVIP Vanguard International Equity ETF Fund Service Class	1,357,275	(636,917)	720,358
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	149	(9,176)	(9,027)
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	1,558,440	(8,616,998)	(7,058,558)
LVIP Wellington Capital Growth Fund Standard Class	506	(506)	—
LVIP Wellington Capital Growth Fund Service Class	789,399	(1,747,338)	(957,939)
LVIP Wellington Mid-Cap Value Fund Standard Class	22,294	—	22,294
LVIP Wellington Mid-Cap Value Fund Service Class	831,316	(655,083)	176,233
MFS VIT Growth Series Initial Class	7,005	(12,322)	(5,317)
MFS VIT Growth Series Service Class	968,847	(212,368)	756,479
MFS VIT Total Return Series Initial Class	364,452	(389,853)	(25,401)
MFS VIT Total Return Series Service Class	2,278,801	(384,131)	1,894,670
MFS VIT Utilities Series Initial Class	7,083	(40,503)	(33,420)
MFS VIT Utilities Series Service Class	773,097	(1,148,762)	(375,665)
MFS VIT II Core Equity Portfolio Service Class	297	(15,526)	(15,229)
MFS VIT II International Value Series Initial Class	17,544	(2,567)	14,977
MFS VIT II International Value Series Service Class	801,738	(175,357)	626,381

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Morgan Stanley UIF Growth Portfolio Class II	10,059	(13,647)	(3,588)
Neuberger Berman AMT Mid Cap Growth Portfolio I Class	503	(503)	—
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class	40,335	(215,622)	(175,287)
Oppenheimer Global Fund/VA Service Shares	36,709	(43,321)	(6,612)
Oppenheimer International Growth Fund/VA Non-Service Shares	5,018	(5,903)	(885)
Oppenheimer International Growth Fund/VA Service Shares	444,633	(126,082)	318,551
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	36,962	(1,204)	35,758
Oppenheimer Main Street Small Cap Fund/VA Service Shares	288,018	(50,625)	237,393
PIMCO VIT All Asset All Authority Portfolio Advisor Class	134,544	(54,849)	79,695
PIMCO VIT All Asset All Authority Portfolio Institutional Class	57	(13,377)	(13,320)
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	622,354	(384,925)	237,429
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	14	(379)	(365)
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	257,694	(127,033)	130,661
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	1,562	(39)	1,523
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	152,456	(74,904)	77,552
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	1,265	(274)	991
Putnam VT Absolute Return 500 Fund Class IA	2,594	(3,537)	(943)
Putnam VT Absolute Return 500 Fund Class IB	61,119	(82,394)	(21,275)
Putnam VT Global Health Care Fund Class IA	1,185	(971)	214
Putnam VT Global Health Care Fund Class IB	357,622	(324,771)	32,851
Putnam VT Growth & Income Fund Class IB	928	(10,080)	(9,152)
Putnam VT Income Fund Class IB	226,198	(22,566)	203,632
SIPT VP Market Growth Strategy Fund Class III	105,085	(14,448)	90,637
SIPT VP Market Plus Strategy Fund Class III	32,854	(9,216)	23,638
Templeton Foreign VIP Fund Class 1	105	(84)	21
Templeton Foreign VIP Fund Class 4	223,136	(115,044)	108,092
Templeton Global Bond VIP Fund Class 1	10,718	(16,693)	(5,975)
Templeton Global Bond VIP Fund Class 2	622,887	(3,302,269)	(2,679,382)
Templeton Global Bond VIP Fund Class 4	784,925	(272,185)	512,740
Templeton Growth VIP Fund Class 2	141,762	(359,542)	(217,780)
Transparent Value Directional Allocation VI Portfolio Class I	4	(3,438)	(3,434)
Transparent Value Directional Allocation VI Portfolio Class II	20,391	(833,523)	(813,132)
UIF Global Infrastructure Portfolio Class I	2,850	(534)	2,316
UIF Global Infrastructure Portfolio Class II	300,737	(78,119)	222,618
VanEck VIP Global Hard Assets Fund Class S Shares	303,626	(121,705)	181,921
VanEck VIP Global Hard Assets Fund Initial Class Shares	12	(3,465)	(3,453)
Virtus Equity Trend Series Class A	19,474	(262,721)	(243,247)
Virtus Multi-Sector Fixed Income Series Class A	474,176	(124,090)	350,086

The change in units outstanding for the year ended December 31, 2015, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio Class B	560,327	(777,059)	(216,732)
AB VPS Growth and Income Portfolio Class B	4,542	(4,542)	—
AB VPS International Value Portfolio Class B	10,585	(10,597)	(12)
AB VPS Large Cap Growth Portfolio Class B	73,207	(149,315)	(76,108)
AB VPS Small/Mid Cap Value Portfolio Class A	2,728	(364)	2,364
AB VPS Small/Mid Cap Value Portfolio Class B	363,678	(804,222)	(440,544)
Alps|Alerian Energy Infrastructure Portfolio Class I	40,458	(23,502)	16,956
Alps|Alerian Energy Infrastructure Portfolio Class III	302,279	(110,014)	192,265
Alps|Red Rocks Listed Private Equity Portfolio Class III	386,045	(12,414)	373,631
Alps|Stadion Tactical Defensive Portfolio Class I	12,257	(19,136)	(6,879)
Alps|Stadion Tactical Defensive Portfolio Class III	579,984	(86,445)	493,539
Alps|Stadion Tactical Growth Portfolio Class III	153,364	(7,736)	145,628
American Century VP Inflation Protection Fund Class II	2,762	(2,762)	—
American Funds Asset Allocation Fund Class 1	231,363	(28,197)	203,166
American Funds Asset Allocation Fund Class 4	4,105,080	(71,419)	4,033,661
American Funds Blue Chip Income and Growth Fund Class 1	21,044	(6,181)	14,863
American Funds Blue Chip Income and Growth Fund Class 4	761,930	(79,611)	682,319
American Funds Bond Fund Class 1	52,624	(17,443)	35,181

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Capital Income Builder Fund Class 1	39,098	(14,775)	24,323
American Funds Capital Income Builder Fund Class 4	1,072,259	(57,508)	1,014,751
American Funds Global Balanced Fund Class 1	462	(2,621)	(2,159)
American Funds Global Bond Fund Class 1	34,065	(12,784)	21,281
American Funds Global Growth Fund Class 1	59,676	(9,534)	50,142
American Funds Global Growth Fund Class 2	838,530	(1,604,039)	(765,509)
American Funds Global Growth Fund Class 4	1,111,257	(77,658)	1,033,599
American Funds Global Growth and Income Fund Class 1	25,382	(3,279)	22,103
American Funds Global Small Capitalization Fund Class 1	7,158	(2,469)	4,689
American Funds Global Small Capitalization Fund Class 2	1,069,097	(2,813,045)	(1,743,948)
American Funds Global Small Capitalization Fund Class 4	373,882	(33,970)	339,912
American Funds Growth Fund Class 1	51,223	(21,474)	29,749
American Funds Growth Fund Class 2	68,259	(10,866,421)	(10,798,162)
American Funds Growth Fund Class 4	2,045,926	(115,829)	1,930,097
American Funds Growth-Income Fund Class 1	26,620	(18,227)	8,393
American Funds Growth-Income Fund Class 2	741,999	(11,343,612)	(10,601,613)
American Funds Growth-Income Fund Class 4	1,642,533	(138,296)	1,504,237
American Funds High-Income Bond Fund Class 1	20,240	(3,464)	16,776
American Funds International Fund Class 1	106,017	(5,885)	100,132
American Funds International Fund Class 2	2,186,893	(3,251,553)	(1,064,660)
American Funds International Fund Class 4	941,544	(52,876)	888,668
American Funds International Growth and Income Fund Class 1	15,726	(10,111)	5,615
American Funds Managed Risk Asset Allocation Fund Class P1	26,053	(13,820)	12,233
American Funds Managed Risk Asset Allocation Fund Class P2	2,170,569	(88,894)	2,081,675
American Funds Managed Risk Blue Chip Income and Growth Fund Class P1	140	(1,901)	(1,761)
American Funds Managed Risk Growth Fund Class P1	—	(4,286)	(4,286)
American Funds Managed Risk Growth-Income Fund Class P1	38	(188)	(150)
American Funds Managed Risk International Fund Class P1	4,547	—	4,547
American Funds Mortgage Fund Class 1	3,576	(6,336)	(2,760)
American Funds Mortgage Fund Class 4	554,217	(88,305)	465,912
American Funds New World Fund Class 1	63,675	(11,665)	52,010
American Funds New World Fund Class 4	963,909	(62,148)	901,761
American Funds U.S. Government/AAA-Rated Securities Fund Class 1	5,888	(11,678)	(5,790)
BlackRock Global Allocation V.I. Fund Class I	130,924	(14,824)	116,100
BlackRock Global Allocation V.I. Fund Class III	2,132,510	(7,961,081)	(5,828,571)
BlackRock iShares Alternative Strategies V.I. Fund Class III	55,585	(650)	54,935
Catalyst Dividend Capture VA Fund	3,721	(14,801)	(11,080)
ClearBridge Variable Aggressive Growth Portfolio Class I	5,236	(5,670)	(434)
ClearBridge Variable Aggressive Growth Portfolio Class II	1,401,674	(180,412)	1,221,262
ClearBridge Variable Mid Cap Portfolio Class I	18,551	(2,445)	16,106
ClearBridge Variable Mid Cap Portfolio Class II	1,449,830	(1,180,663)	269,167
Delaware VIP Diversified Income Series Standard Class	187,517	(23,011)	164,506
Delaware VIP Diversified Income Series Service Class	10,234,044	(6,180,499)	4,053,545
Delaware VIP Emerging Markets Series Standard Class	183	(530)	(347)
Delaware VIP Emerging Markets Series Service Class	2,200,221	(1,882,091)	318,130
Delaware VIP High Yield Series Standard Class	186,809	(222,122)	(35,313)
Delaware VIP High Yield Series Service Class	779,717	(2,140,047)	(1,360,330)
Delaware VIP International Value Equity Series Standard Class	5,071	(5,405)	(334)
Delaware VIP Limited-Term Diversified Income Series Standard Class	11,734	(21,101)	(9,367)
Delaware VIP Limited-Term Diversified Income Series Service Class	6,593,143	(8,572,022)	(1,978,879)
Delaware VIP REIT Series Standard Class	15,170	(58,686)	(43,516)
Delaware VIP REIT Series Service Class	793,129	(1,349,231)	(556,102)
Delaware VIP Small Cap Value Series Standard Class	5,216	(20,519)	(15,303)
Delaware VIP Small Cap Value Series Service Class	603,353	(1,695,731)	(1,092,378)
Delaware VIP Smid Cap Growth Series Standard Class	9,068	(31,238)	(22,170)
Delaware VIP Smid Cap Growth Series Service Class	1,101,599	(549,518)	552,081
Delaware VIP U.S. Growth Series Service Class	927,547	(1,844,115)	(916,568)
Delaware VIP Value Series Standard Class	10,997	(44,835)	(33,838)
Delaware VIP Value Series Service Class	1,230,171	(2,059,711)	(829,540)
Deutsche Alternative Asset Allocation VIP Portfolio Class A	14,928	(3,758)	11,170
Deutsche Alternative Asset Allocation VIP Portfolio Class B	621,718	(395,528)	226,190
Deutsche Equity 500 Index VIP Portfolio Class A	23,566	(61,272)	(37,706)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Deutsche Small Cap Index VIP Portfolio Class A	2,860	(25,539)	(22,679)
Eaton Vance VT Floating-Rate Income Fund Initial Class	622,259	(66,972)	555,287
Eaton Vance VT Floating-Rate Income Fund ADV Class	180,830	(16,703)	164,127
Fidelity VIP Contrafund Portfolio Initial Class	14,955	(139)	14,816
Fidelity VIP Contrafund Portfolio Service Class 2	922,469	(3,884,202)	(2,961,733)
Fidelity VIP Growth Portfolio Initial Class	7,433	(36,209)	(28,776)
Fidelity VIP Growth Portfolio Service Class 2	1,132,187	(1,108,901)	23,286
Fidelity VIP Mid Cap Portfolio Initial Class	6,281	(1,285)	4,996
Fidelity VIP Mid Cap Portfolio Service Class 2	984,200	(2,741,629)	(1,757,429)
Fidelity VIP Overseas Portfolio Service Class 2	3,688	(3,688)	—
Fidelity VIP Strategic Income Portfolio Initial Class	17,775	—	17,775
Fidelity VIP Strategic Income Portfolio Service Class 2	222,350	(21,175)	201,175
First Trust Multi Income Allocation Portfolio Class I	308,818	(55,159)	253,659
First Trust Multi Income Allocation Portfolio Class II	290	(290)	—
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	792,544	(93,158)	699,386
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	554	—	554
Franklin Founding Funds Allocation VIP Fund Class 4	337,227	(568,450)	(231,223)
Franklin Income VIP Fund Class 1	6,237	—	6,237
Franklin Income VIP Fund Class 2	1,966,570	(4,849,720)	(2,883,150)
Franklin Income VIP Fund Class 4	1,321,631	(249,862)	1,071,769
Franklin Mutual Shares VIP Fund Class 1	4,443	(34)	4,409
Franklin Mutual Shares VIP Fund Class 2	1,591,544	(5,033,007)	(3,441,463)
Franklin Mutual Shares VIP Fund Class 4	321,722	(41,570)	280,152
Franklin Rising Dividends VIP Fund Class 1	36,048	(4,641)	31,407
Franklin Rising Dividends VIP Fund Class 4	614,584	(50,009)	564,575
Franklin Small Cap Value VIP Fund Class 1	1,917	(389)	1,528
Franklin Small Cap Value VIP Fund Class 4	206,893	(24,831)	182,062
Franklin Small-Mid Cap Growth VIP Fund Class 1	506	(7)	499
Franklin Small-Mid Cap Growth VIP Fund Class 2	2,135	(2,135)	—
Franklin Small-Mid Cap Growth VIP Fund Class 4	235,713	(90,722)	144,991
Goldman Sachs VIT Large Cap Value Fund Service Shares	248,592	(710,741)	(462,149)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	260,005	(209,690)	50,315
Goldman Sachs VIT Government Money Market Fund Service Shares	6,128,819	(3,158,222)	2,970,597
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	305,625	(110,385)	195,240
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Shares	176	(85)	91
Goldman Sachs VIT Strategic Income Fund Advisor Shares	384,245	(64,683)	319,562
Guggenheim Long Short Equity Fund	365,159	(65,904)	299,255
Guggenheim Multi-Hedge Strategies Fund	346,439	(59,206)	287,233
Hartford Capital Appreciation HLS Fund Class IA	2,871	(14)	2,857
Hartford Capital Appreciation HLS Fund Class IC	545,724	(106,634)	439,090
Invesco V.I. American Franchise Fund Series I	2,310	(19,846)	(17,536)
Invesco V.I. American Franchise Fund Series II	29,746	(14,966)	14,780
Invesco V.I. Balanced-Risk Allocation Fund Series I	2,749	(191)	2,558
Invesco V.I. Balanced-Risk Allocation Fund Series II	533,449	(43,070)	490,379
Invesco V.I. Comstock Fund Series I	7,722	(57)	7,665
Invesco V.I. Comstock Fund Series II	175,088	(51,600)	123,488
Invesco V.I. Core Equity Fund Series I	8,552	(77,905)	(69,353)
Invesco V.I. Core Equity Fund Series II	2,362	(25,655)	(23,293)
Invesco V.I. Diversified Dividend Fund Series I	1,076	(297)	779
Invesco V.I. Diversified Dividend Fund Series II	460,875	(26,542)	434,333
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	895	(1)	894
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	752,217	(37,242)	714,975
Invesco V.I. Equity and Income Fund Series II	478,046	(158,071)	319,975
Invesco V.I. International Growth Fund Series I	27,535	(20,701)	6,834
Invesco V.I. International Growth Fund Series II	941,975	(144,642)	797,333
Ivy VIP Asset Strategy Portfolio	804,469	(130,503)	673,966
Ivy VIP Energy Portfolio	618,588	(89,257)	529,331
Ivy VIP High Income Portfolio	648,703	(48,553)	600,150
Ivy VIP Micro Cap Growth Portfolio	141,124	(19,461)	121,663
Ivy VIP Mid Cap Growth Portfolio	261,545	(26,467)	235,078
Ivy VIP Science and Technology Portfolio	816,504	(31,114)	785,390
Janus Aspen Balanced Portfolio Service Shares	26,306	(161,587)	(135,281)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Aspen Enterprise Portfolio Service Shares	25,484	(32,277)	(6,793)
Janus Aspen Global Research Portfolio Service Shares	2,318	(12,705)	(10,387)
JPMorgan Insurance Trust Global Allocation Portfolio Class 2	230,357	(19,182)	211,175
JPMorgan Insurance Trust Income Builder Portfolio Class 2	26,597	(36)	26,561
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	1,799	(28)	1,771
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	478,320	(80,886)	397,434
LVIP American Balanced Allocation Fund Standard Class	78,334	(40,173)	38,161
LVIP American Balanced Allocation Fund Service Class	1,082,325	(94,498)	987,827
LVIP American Century Select Mid Cap Managed Volatility Fund Service Class	8,251,831	(1,660,387)	6,591,444
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	2,501	(499)	2,002
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	1,196,753	(111,675)	1,085,078
LVIP American Global Growth Allocation Managed Risk Fund Standard Class	32,673	(26,033)	6,640
LVIP American Global Growth Allocation Managed Risk Fund Service Class	3,955,684	(187,069)	3,768,615
LVIP American Global Growth Fund Service Class II	1,643,043	(418,937)	1,224,106
LVIP American Global Small Capitalization Fund Service Class II	740,713	(592,395)	148,318
LVIP American Growth Allocation Fund Standard Class	68,891	(27,600)	41,291
LVIP American Growth Allocation Fund Service Class	1,038,308	(21,640)	1,016,668
LVIP American Growth Fund Service Class II	1,332,185	(1,129,708)	202,477
LVIP American Growth-Income Fund Service Class II	1,905,984	(662,361)	1,243,623
LVIP American Income Allocation Fund Standard Class	10	(20)	(10)
LVIP American International Fund Service Class II	1,111,698	(495,237)	616,461
LVIP American Preservation Fund Standard Class	720	(5,449)	(4,729)
LVIP American Preservation Fund Service Class	589,992	(264,887)	325,105
LVIP AQR Enhanced Global Strategies Fund Standard Class	4	(83)	(79)
LVIP AQR Enhanced Global Strategies Fund Service Class	129,529	(7,798)	121,731
LVIP Baron Growth Opportunities Fund Standard Class	45	(1,095)	(1,050)
LVIP Baron Growth Opportunities Fund Service Class	969,120	(919,302)	49,818
LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class	1,209	(13,056)	(11,847)
LVIP BlackRock Dividend Value Managed Volatility Fund Service Class	10,861,928	(825,321)	10,036,607
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	8,648	(4,054)	4,594
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	9,936,690	(327,863)	9,608,827
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class	2,434	(4,759)	(2,325)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class	24,210,536	(3,293,528)	20,917,008
LVIP BlackRock Inflation Protected Bond Fund Standard Class	30,567	(14,795)	15,772
LVIP BlackRock Inflation Protected Bond Fund Service Class	4,794,481	(5,971,672)	(1,177,191)
LVIP BlackRock Multi-Asset Income Fund Standard Class	49,576	(47,299)	2,277
LVIP BlackRock Multi-Asset Income Fund Service Class	293,791	(12,488)	281,303
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class	33,610	—	33,610
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	3,014,003	(48,402)	2,965,601
LVIP Blended Core Equity Managed Volatility Fund Standard Class	1,009	(379)	630
LVIP Blended Core Equity Managed Volatility Fund Service Class	7,142,683	(528,062)	6,614,621
LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class	21,226	(15,169)	6,057
LVIP Blended Large Cap Growth Managed Volatility Fund Service Class	7,913,563	(227,502)	7,686,061
LVIP Blended Mid Cap Managed Volatility Fund Service Class	6,969,952	(1,616,824)	5,353,128
LVIP Clarion Global Real Estate Fund Standard Class	2,440	(475)	1,965
LVIP Clarion Global Real Estate Fund Service Class	1,908,290	(1,617,454)	290,836
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	5,502,661	(12,675)	5,489,986
LVIP Delaware Bond Fund Standard Class	213,211	(801,932)	(588,721)
LVIP Delaware Bond Fund Service Class	20,876,428	(5,110,693)	15,765,735
LVIP Delaware Diversified Floating Rate Fund Standard Class	69,938	(21,901)	48,037
LVIP Delaware Diversified Floating Rate Fund Service Class	6,942,974	(7,885,006)	(942,032)
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	866	(66,533)	(65,667)
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	198,277	(383,317)	(185,040)
LVIP Delaware Social Awareness Fund Standard Class	19,026	(53,805)	(34,779)
LVIP Delaware Social Awareness Fund Service Class	462,568	(540,261)	(77,693)
LVIP Delaware Special Opportunities Fund Service Class	601,735	(588,012)	13,723
LVIP Dimensional International Equity Managed Volatility Fund Standard Class	16,450	(98,374)	(81,924)
LVIP Dimensional International Equity Managed Volatility Fund Service Class	8,290,000	(428,951)	7,861,049
LVIP Dimensional International Core Equity Fund Standard Class	39,701	(1,977)	37,724
LVIP Dimensional International Core Equity Fund Service Class	741,124	(142,844)	598,280
LVIP Dimensional U.S. Core Equity 1 Fund Standard Class	47,475	(2,724)	44,751
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	382,662	(450,653)	(67,991)

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Dimensional U.S. Core Equity 2 Fund Standard Class	54,738	(17)	54,721
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	503,649	(131,191)	372,458
LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class	98,257	(77,798)	20,459
LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class	9,159,959	(759,274)	8,400,685
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	83,106	(212,505)	(129,399)
LVIP Dimensional/Vanguard Total Bond Fund Service Class	9,272,550	(1,782,394)	7,490,156
LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class	17,720,561	(1,280,364)	16,440,197
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	165,014	(6,147)	158,867
LVIP Franklin Templeton Value Managed Volatility Fund Standard Class	72	(958)	(886)
LVIP Franklin Templeton Value Managed Volatility Fund Service Class	10,428,486	(1,041,141)	9,387,345
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	5,094	(73)	5,021
LVIP Global Conservative Allocation Managed Risk Fund Service Class	9,666,403	(5,483,947)	4,182,456
LVIP Global Growth Allocation Managed Risk Fund Standard Class	41,462	(34,909)	6,553
LVIP Global Growth Allocation Managed Risk Fund Service Class	59,727,961	(13,145,257)	46,582,704
LVIP Global Income Fund Standard Class	5,445	—	5,445
LVIP Global Income Fund Service Class	6,564,009	(3,353,114)	3,210,895
LVIP Global Moderate Allocation Managed Risk Fund Standard Class	17,808	(4,957)	12,851
LVIP Global Moderate Allocation Managed Risk Fund Service Class	43,501,526	(12,153,249)	31,348,277
LVIP Goldman Sachs Income Builder Fund Standard Class	45	(45)	—
LVIP Goldman Sachs Income Builder Fund Service Class	229,903	(27,683)	202,220
LVIP Government Money Market Fund Standard Class	1,672,906	(2,017,542)	(344,636)
LVIP Government Money Market Fund Service Class	17,130,063	(18,597,170)	(1,467,107)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	8,881,635	(116,516)	8,765,119
LVIP Invesco Select Equity Managed Volatility Fund Standard Class	568	(389)	179
LVIP Invesco Select Equity Managed Volatility Fund Service Class	5,948,169	(408,210)	5,539,959
LVIP JPMorgan High Yield Fund Standard Class	3,700	(50)	3,650
LVIP JPMorgan High Yield Fund Service Class	3,981,141	(3,357,061)	624,080
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class	8,049	(1,867)	6,182
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class	10,144,514	(535,172)	9,609,342
LVIP Managed Risk Profile 2010 Fund Service Class	56,275	(109,696)	(53,421)
LVIP Managed Risk Profile 2020 Fund Service Class	43,609	(317,795)	(274,186)
LVIP Managed Risk Profile 2030 Fund Service Class	21,330	(94,693)	(73,363)
LVIP Managed Risk Profile 2040 Fund Service Class	48,114	(70,650)	(22,536)
LVIP MFS International Growth Fund Standard Class	5,429	(4,144)	1,285
LVIP MFS International Growth Fund Service Class	1,350,370	(1,343,899)	6,471
LVIP MFS International Equity Managed Volatility Fund Service Class	9,562,473	(319,639)	9,242,834
LVIP MFS Value Fund Standard Class	187	(3)	184
LVIP MFS Value Fund Service Class	1,601,688	(4,306,099)	(2,704,411)
LVIP Mondrian International Value Fund Standard Class	19,155	(108,728)	(89,573)
LVIP Mondrian International Value Fund Service Class	1,408,636	(1,914,413)	(505,777)
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	1,692,000	(84,457)	1,607,543
LVIP PIMCO Low Duration Bond Fund Standard Class	160,083	(18,660)	141,423
LVIP PIMCO Low Duration Bond Fund Service Class	17,729,670	(833,687)	16,895,983
LVIP Select Core Equity Managed Volatility Fund Standard Class	39,138	(20,383)	18,755
LVIP Select Core Equity Managed Volatility Fund Service Class	15,331,956	(390,738)	14,941,218
LVIP SSGA Bond Index Fund Standard Class	29,483	(3,085)	26,398
LVIP SSGA Bond Index Fund Service Class	4,329,189	(7,044,852)	(2,715,663)
LVIP SSGA Conservative Index Allocation Fund Service Class	1,382,818	(960,469)	422,349
LVIP SSGA Conservative Structured Allocation Fund Standard Class	42,366	(2,386)	39,980
LVIP SSGA Conservative Structured Allocation Fund Service Class	1,892,358	(2,412,300)	(519,942)
LVIP SSGA Developed International 150 Fund Standard Class	5,086	(912)	4,174
LVIP SSGA Developed International 150 Fund Service Class	1,610,751	(1,615,948)	(5,197)
LVIP SSGA Emerging Markets 100 Fund Standard Class	17,859	(4,648)	13,211
LVIP SSGA Emerging Markets 100 Fund Service Class	2,679,905	(1,092,604)	1,587,301
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class	22,477	(3,530)	18,947
LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class	9,092,824	(4,403,627)	4,689,197
LVIP SSGA International Index Fund Standard Class	49,750	(8,251)	41,499
LVIP SSGA International Index Fund Service Class	1,834,081	(2,819,967)	(985,886)
LVIP SSGA International Managed Volatility Fund Service Class	7,771,268	(229,286)	7,541,982
LVIP SSGA Large Cap 100 Fund Standard Class	10,412	(4,840)	5,572
LVIP SSGA Large Cap 100 Fund Service Class	903,568	(1,944,365)	(1,040,797)
LVIP SSGA Large Cap Managed Volatility Fund Standard Class	2,738	(2)	2,736

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSGA Large Cap Managed Volatility Fund Service Class	8,437,383	(804,189)	7,633,194
LVIP SSGA Moderate Index Allocation Fund Service Class	1,613,456	(1,240,681)	372,775
LVIP SSGA Moderate Structured Allocation Fund Standard Class	17,102	—	17,102
LVIP SSGA Moderate Structured Allocation Fund Service Class	1,873,028	(5,174,955)	(3,301,927)
LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class	1,459,855	(1,587,597)	(127,742)
LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class	1,983,792	(2,011,425)	(27,633)
LVIP SSGA S&P 500 Index Fund Standard Class	136,075	(335,342)	(199,267)
LVIP SSGA S&P 500 Index Fund Service Class	6,003,893	(5,653,061)	350,832
LVIP SSGA Small-Cap Index Fund Standard Class	61,858	(9,752)	52,106
LVIP SSGA Small-Cap Index Fund Service Class	1,505,491	(1,779,595)	(274,104)
LVIP SSGA SMID Cap Managed Volatility Fund Standard Class	14,708	(6,429)	8,279
LVIP SSGA SMID Cap Managed Volatility Fund Service Class	9,919,638	(190,927)	9,728,711
LVIP SSGA Small-Mid Cap 200 Fund Standard Class	24,011	(11,870)	12,141
LVIP SSGA Small-Mid Cap 200 Fund Service Class	994,996	(563,815)	431,181
LVIP T. Rowe Price Growth Stock Fund Standard Class	5,009	(184)	4,825
LVIP T. Rowe Price Growth Stock Fund Service Class	4,819,759	(758,358)	4,061,401
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	37,434	(32,288)	5,146
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	1,347,179	(417,088)	930,091
LVIP U.S. Growth Allocation Managed Risk Fund Standard Class	3,446	—	3,446
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	24,692,694	—	24,692,694
LVIP Vanguard Domestic Equity ETF Fund Standard Class	10,727	(5,211)	5,516
LVIP Vanguard Domestic Equity ETF Fund Service Class	1,517,412	(789,766)	727,646
LVIP Vanguard International Equity ETF Fund Standard Class	36,202	(5,128)	31,074
LVIP Vanguard International Equity ETF Fund Service Class	1,985,173	(490,515)	1,494,658
LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class	9,646	(619)	9,027
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	5,951,176	(25,803)	5,925,373
LVIP Wellington Capital Growth Fund Service Class	934,635	(2,511,144)	(1,576,509)
LVIP Wellington Mid-Cap Value Fund Service Class	661,314	(5,322,060)	(4,660,746)
Lord Abbett Bond Debenture Portfolio Class VC	667,148	(88,985)	578,163
Lord Abbett Developing Growth Portfolio Class VC	378,014	(101,229)	276,785
Lord Abbett Fundamental Equity Portfolio Class VC	18,995	(77,826)	(58,831)
Lord Abbett Short Duration Income Portfolio Class VC	1,199,844	(128,656)	1,071,188
MFS VIT Core Equity Series Service Class	130	(128,669)	(128,539)
MFS VIT Growth Series Initial Class	6,345	(12,256)	(5,911)
MFS VIT Growth Series Service Class	952,704	(423,731)	528,973
MFS VIT Total Return Series Initial Class	3,824	(69,761)	(65,937)
MFS VIT Total Return Series Service Class	12,669	(13,131)	(462)
MFS VIT Utilities Series Initial Class	19,388	(64,403)	(45,015)
MFS VIT Utilities Series Service Class	782,251	(1,035,628)	(253,377)
MFS VIT II Core Equity Portfolio Service Class	142,371	(23,587)	118,784
MFS VIT II International Value Series Initial Class	11,931	(3,885)	8,046
MFS VIT II International Value Series Service Class	882,615	(24,848)	857,767
Morgan Stanley UIF Growth Portfolio Class II	7,846	(12,749)	(4,903)
Neuberger Berman AMT Mid Cap Growth Portfolio I Class	1,254	(1,254)	—
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio I Class	47,958	(229,120)	(181,162)
Oppenheimer Global Fund/VA Service Shares	27,289	(62,644)	(35,355)
Oppenheimer International Growth Fund/VA Non-Service Shares	2,776	(1,507)	1,269
Oppenheimer International Growth Fund/VA Service Shares	597,962	(86,116)	511,846
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	418,618	(415,140)	3,478
Oppenheimer Main Street Small Cap Fund/VA Service Shares	360,334	(14)	360,320
PIMCO VIT All Asset All Authority Portfolio Advisor Class	75,827	(44,830)	30,997
PIMCO VIT All Asset All Authority Portfolio Institutional Class	15,782	(2,200)	13,582
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	425,539	(220,007)	205,532
PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class	4,619	—	4,619
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	107,072	(38,986)	68,086
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	702	(5)	697
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	266,298	(48,521)	217,777
PIMCO VIT Unconstrained Bond Portfolio Institutional Class	9,327	(7,093)	2,234
Putnam VT Absolute Return 500 Fund Class IA	943	—	943
Putnam VT Absolute Return 500 Fund Class IB	244,290	(85,003)	159,287
Putnam VT Global Health Care Fund Class IA	1,957	(18)	1,939
Putnam VT Global Health Care Fund Class IB	495,951	(165,486)	330,465

Lincoln Life Variable Annuity Account N

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Growth & Income Fund Class IB	1,215	(22,775)	(21,560)
Putnam VT Income Fund Class IB	236,081	(22,029)	214,052
SIPT VP Market Growth Strategy Fund Class III	113,531	(55,779)	57,752
SIPT VP Market Plus Strategy Fund Class III	52,215	(11,553)	40,662
Templeton Foreign VIP Fund Class 1	141	(76)	65
Templeton Foreign VIP Fund Class 4	153,422	(36,668)	116,754
Templeton Global Bond VIP Fund Class 1	109,810	(43,380)	66,430
Templeton Global Bond VIP Fund Class 2	864,808	(3,412,816)	(2,548,008)
Templeton Global Bond VIP Fund Class 4	1,048,357	(70,813)	977,544
Templeton Growth VIP Fund Class 2	144,861	(486,615)	(341,754)
Transparent Value Directional Allocation VI Portfolio Class I	109	(186)	(77)
Transparent Value Directional Allocation VI Portfolio Class II	434,383	(738,329)	(303,946)
UIF Global Infrastructure Portfolio Class I	228	—	228
UIF Global Infrastructure Portfolio Class II	376,027	(170,504)	205,523
VanEck VIP Global Hard Assets Fund Class S Shares	232,428	(63,311)	169,117
VanEck VIP Global Hard Assets Fund Initial Class Shares	36,491	(16,648)	19,843
Virtus Equity Trend Series Class A	318,324	(204,597)	113,727
Virtus Equity Trend Series Class I	—	(14,402)	(14,402)
Virtus Multi-Sector Fixed Income Series Class A	575,275	(46,697)	528,578
Virtus Multi-Sector Fixed Income Series Class I	17,809	(16,546)	1,263

7. Subsequent Event

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

Board of Directors of The Lincoln National Life Insurance Company
and

Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statements of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2016, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the fund companies, or their transfer agent, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln Life Variable Annuity Account N at December 31, 2016, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
April 7, 2017

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2016
Statement of Operations - Year ended December 31, 2016
Statements of Changes in Net Assets - Years ended December 31, 2016 and 2015
Notes to Financial Statements - December 31, 2016
Report of Independent Registered Public Accounting Firm
3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:
Consolidated Balance Sheets - Years ended December 31, 2016 and 2015
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2016, 2015 and 2014
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2016, 2015 and 2014
Consolidated Statements of Cash Flows - Years ended December 31, 2016, 2015 and 2014
Notes to Consolidated Financial Statements - December 31, 2016
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.
(2) Not Applicable
(3)(a) Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170897) filed on April 8, 2011.
(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(4)(a) Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(b) Large Account Credit Rider (AR-568) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-193272) filed on January 10, 2014.
(c) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(d) DCA Fixed Account Rider (32145) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-135039) filed on June 15, 2006.
(e) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(f) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.

(g) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(h) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(i) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-181616) filed on April 8, 2015.
(j) Earnings Optimizer Death Benefit Rider (AR-590) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-193273) filed on November 12, 2015.
(5) Application (AN06747-LIA) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.
(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.
(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(7) Not Applicable
(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(i) AIM (Invesco) Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(iii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015; amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-193272) filed on June 4, 2015.
(iv) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(v) American Funds Insurance incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(vi) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(vii) Columbia Fund Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-212682) filed on April 11, 2017.
(viii) Columbia Fund Variable Insurance Trust II incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-212682) filed on April 11, 2017.
(ix) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(x) Deutsche Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xi) Eaton Vance Variable Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.
(xii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xiii) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016.
(xiv) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xv) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xvi) Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. incorporated herein by reference to Pre-Effective Amendment 1(File No. 333-193272) filed on May 16, 2014.
(xvii) Ivy Funds Variable Insurance Portfolios incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014; amendment incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-6 (File No. 333-125790) filed on April 3, 2017.
(xviii) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xix) Legg Mason Partners Variable Equity Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xx) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(xxi) Lord Abbott Series Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.
(xxii) MFS® Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xxiii) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xxiv) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xxv) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xxvi) Rydex Variable Trust and Guggenheim Funds Distributors, LLC incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(xxvii) SEI Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(xxviii) The Universal Institutional Funds, Inc. (Morgan Stanley) incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xxix) VanEck VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(xxx) Virtus Variable Insurance Trust and VP Distributors, LLC incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(iii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(iv) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(v) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(vi) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(vii) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(viii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ix) Guggenheim Funds Distributors, LLC incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.
(x) Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.
(xi) Ivy Funds Variable Insurance Portfolios incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.
(xii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xiii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xiv) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.
(xv) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xvi) Van Eck Securities Corporation incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(c) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(9) Opinion and Consent of Scott C. Durocher, Senior Counsel of The Lincoln National Life Insurance Company, as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193272) filed on May 16, 2014.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company
(11) Not applicable
(12) Not applicable
(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 333-138190) filed on February 22, 2017.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Ellen G. Cooper*	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Randal J. Freitag*	Executive Vice President, Chief Financial Officer and Director
Wilford H. Fuller*	Executive Vice President and Director
Dennis R. Glass*	President and Director
Andrea D. Goodrich*	Senior Vice President and Secretary
Christine Janofsky*	Senior Vice President, Chief Accounting Officer and Controller
Keith J. Ryan**	Vice President and Director
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
***Principal business address is 350 Church Street, Hartford, Connecticut 06096

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.
Item 27. Number of Contractowners
As of February 28, 2017 there were 357,341 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.
(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 12th day of April, 2017.

Lincoln Life Variable Annuity Account N (Registrant) Lincoln Investor Advantage®
By:	/s/ Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Stephen R. Turer Stephen R. Turer (Signature-Officer of Depositor) Senior Vice President, The Lincoln National Life Insurance Company (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 12, 2017.
Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* Wilford H. Fuller	Executive Vice President and Director
* Keith J. Ryan	Vice President and Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney
B-7